UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                                                                                                                                                                           File No.  333-52579

Pre Effective Amendment No.	☐

Post Effective Amendment No. 23	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                                                                                                                                                                  File No.  811-08241

Amendment No. 124	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – 9
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                     (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President –and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2010

It is proposed that this filing will become effective (check appropriate box)
☐       immediately upon filing pursuant to paragraph (b)
☑       on May 1, 2010 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Modified Single Premium Deferred Variable Annuity Contract

The Best of America America's Exclusive Annuity II
Waddell and Reed Advisers Select Reserve Annuity
Nationwide Life Insurance Company
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9
The date of this prospectus is May 1, 2010 .

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2010 ) which contains additional information about the contracts and the Variable Account has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 37.  For general information or to obtain free copies of the Statement of Additional Information, call Nationwide's service center at 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below. For a complete list of the available Sub-Accounts, please refer to the " Appendix A : Underlying Mutual Funds . " For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.

•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Credit Suisse Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	Janus Aspen Series
•	JPMorgan Insurance Trust
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck Variable Insurance Products Trust
•	Wells Fargo Advantage Funds

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Glossary of Special Terms

Accumulation Unit- An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the annuitization date.

Annuitant -   The person upon whose continuation of life benefit payments involving life contengencies depends.

Annuitization Date- The date on which annuity payments begin.

Annuity Commencement Date- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

Annuity Unit- An accounting unit of measure used to calculate the variable annuity payments.

Contract Value- The total value of all Accumulation Units in a contract plus any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral fixed account.

Contract Year- Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets- A figure that is calculated at the end of each Valuation Date and represents the sum of all the contract owners' interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FDIC- Federal Deposit Insurance Corporation.

General Account- All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option- Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain periods of time (or terms), if certain conditions are met.  Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract- A contract purchased by a Qualified Pension, Profit-Sharing, or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

Multiple Maturity Separate Account- A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide- Nationwide Life Insurance Company.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Tax Sheltered Annuity.

Net Asset Value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Qualified Plan- A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC- Securities and Exchange Commission.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Sub-Accounts- Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

Target Term Option- Investment options that are, in all material respects, the same as Guaranteed Term Options.  All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions).

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation Date- Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation Period- The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account- Nationwide Variable Account-9, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

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Table of Contents	Page
Glossary of Special Terms	2
Contract Expenses	5
Underlying Mutual Fund Annual Expenses	6
Example	7
Synopsis of the Contracts	7
Purpose of the Contract
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Financial Statements	9
Condensed Financial Information	9
Nationwide Life Insurance Company	9
Nationwide Investment Services Corporation	9
Waddell & Reed, Inc.	10
Investing in the Contract	10
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Contract in General	11
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	13
Mortality and Expense Risk Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	14
Death Benefit Options
Guaranteed Minimum Income Benefit Options
Beneficiary Protector Option
Capital Preservation Plus Option
Removal of Variable Account Charges	19
Contract Ownership	20
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	21
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers
Transfer Restrictions
Right to Revoke	24
Surrender (Redemption) Prior to Annuitization	24
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrender (Redemption) After Annuitization	24
Surrenders Under Certain Plan Types	25
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Surrenders Under a Tax Sheltered Annuity
Loan Privilege	25
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest

3

Table of Contents (continued)	Page
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	26
Contract Owner Services	27
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	27
Annuitizing the Contract	27
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Guaranteed Minimum Income Benefit Options
Annuity Payment Options
Death Benefits	31
Upon Death
Death Benefit Payment
Statements and Reports	33
Legal Proceedings	33
Table of Contents of Statement of Additional Information	37
Appendix A: Underlying Mutual Funds	38
Appendix B: Condensed Financial Information: BOA	52
Appendix B: Condensed Financial Information: Waddell & Reed	94
Appendix C: Contract Types and Tax Information	103

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Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Loan Processing Fee	$251
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%2
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Variable Account Annual Expenses (annualized rate of total Variable Account charges assessed a s an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	1.20%
Annual Loan Interest Charge	2.25%3
Death Benefit Options (eligible applicants may elect one or two)
One-Year Enhanced Death Benefit and Spousal Protection Option4 Total Variable Account Charges (including this option only)	0.15% 1.35%
One-Year Step Up Death Benefit Option5 Total Variable Account Charges (including this option only)	0.10% 1.30%
Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option6 Total Variable Account Charges (including this option only)	0.20% 1.40%
5% Enhanced Death Benefit Option7 Total Variable Account Charges (including this option only)	0.15% 1.35%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003) (eligible applicants could elect one)
Guaranteed Minimum Income Benefit Option 1 Total Variable Account Charges (including this option only)	0.45% 1.65%
Guaranteed Minimum Income Benefit Option 2 Total Variable Account Charges (including this option only)	0.30% 1.50%
Beneficiary Protector Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options.
0.40% 1.60%
Capital Preservation Plus Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options or Target Term Options.
0.50% 1.70%

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The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.20%
One-Year Step Up Death Benefit Option	0.10%
5% Enhanced Death Benefit Option	0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	2.80%

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2009 , charged by the underlying mutual funds that you may pay periodically during the life of the Contract.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.29%	1.99%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1Nationwide may assess a loan processing fee at the time each new loan is processed.
2Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.   The amount assessed to the contract will equal the amount assessed by the state or government entity.
3The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
4This option may not be elected with another death benefit option.
5This option may be elected alone or along with the 5% Enhanced Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.
6This option may not be elected with another death benefit option.
7This option may be elected alone or along with the One-Year Step Up Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

6

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (2.80%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses ( 1.99% )	$503	$1,508	$2,513	$5,023	*	$1,508	$2,513	$5,023	$503	$1,508	$2,513	$5,023
Minimum Total Underlying Mutual Fund Operating Expenses ( 0.29% )	$324	$991	$1,680	$3,513	*	$991	$1,680	$3,513	$324	$991	$1,680	$3,513

*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

Synopsis of the Contracts

The contracts described in this prospectus are modified single purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:

•	Individual Retirement Annuities ("IRAs");
•	Investment-only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs"); and
•	Tax Sheltered Annuities.

For more detailed information with regard to the differences in contract types, please see "Type of Contracts" in " Appendix C : Contract Types and Tax Information" .   Prospective purchases may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Surrenders

Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying Nationwide in writing. See the "Surrender (Redemption) Prior to Annuitzation)" section later in this prospectus.  After the Annuitization Date, surrenders are not permitted.  See the "Surrender (Redemption) After Annuitization" section later in this prospectus.

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net Asset Values of the exchanged contract and no sales loads will be assessed on the new contract.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same Annuitant ; or

•	in connection with other Nationwide contracts that have different Annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the Contract Value (less any applicable market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

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Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
IRA	$15,000	$1,000
Investment-only	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Tax Sheltered Annuity*	$15,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant to exceed $1,000,000.   Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the Daily Net Assets of the Variable Account.  Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into, or withdrawal from, the contract.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

Death Benefit Options	Charge*
One-Year Enhanced Death Benefit and Spousal Protection Option1	0.15%
One-Year Step Up Death Benefit Option2	0.10%
Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option3	0.20%
5% Enhanced Death Benefit Option4	0.15%

*The charges shown are the annualized rates charges as a percentage of the Daily Net Assets of the Variable Account.

1 The One-Year Enhanced Death Benefit and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

2 The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit and Spousal Protection Option.  This option may be elected along with the 5% Enhanced Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two benefits.

3 The Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

4 The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One Year or 5% Enhanced Death Benefit and Spousal Protection Option.  This option may be elected along with the One-Year Step Up

8

Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two benefits.

For more information about the standard and optional death benefits, please see the "Death Benefit Payment" provision.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available under the contract at the time of application.  If the contract owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the Daily Net Assets of the Variable Account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit Options").

Beneficiary Protector Option

A Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.  If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.  See "Beneficiary Protector Option."

Capital Preservation Plus Option

The Capital Preservation Plus Option may only be elected at the time of application.  If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, the interest rate of return credited to assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.

Charges for Optional Benefits

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information" and "Premium Taxes").

Ten Day Free Look

Under state insurance laws, contract owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract value, less any applicable federal and state income tax withholding.

Financial Statements

Financial statements for the Variable Account and consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding the minimum and maximum class of Accumulation Units.  All classes of Accumulation Units may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide , the depostior, is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One

9

Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Waddell & Reed, Inc.

The contracts are distributed by the general distributor, Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park, Kansas 66202.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-9 is a Variable Account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the Variable Account on May 22, 1997, pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets.  The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on contract owner instructions.

Contract owners receive underlying mutual fund prospectuses when they make their initial sub-account allocations and any time they change those allocations. Contract owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans. Contract owners should read these prospectuses carefully before investing.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of the underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the Variable Account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current underlying mutual fund are no longer available for investment; or

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2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

In April 2009, Nationwide filed an application with the SEC for an order permitting it to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the contract that have similar investment objectives and strategies.  If and when Nationwide receives SEC approval for these substitutions, affected contract owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-9 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Nationwide Variable Account-9.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000.  Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  three (3), five (5), seven (7) or ten (10) years.  Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  That rate will be credited to amounts allocated to the Guaranteed Term Option unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information.  Contract owners can obtain a GTO prospectus by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.  Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

For contract owners that elect the Capital Preservation Plus Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.  Consequently, the interest rate of return credited to assets in the Guaranteed Term Options will be lowered by 0.50% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the Annuitization Date.  In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use

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in every state.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 2.0% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide's Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The Variable Account (and not the contract owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund's adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and

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expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2009 , the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0. 5 5% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 1.20% of the Daily Net Assets of the Variable Account.

The Mortality Risk Charge (0.80%) compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge (0.40%) compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Premium Taxes

Nationwide will charge against the Contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets.  Contract

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owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see Appendix A later in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders;

•	transfers made upon annuitization of the contract;

•	surrenders of Annuity Units to make annuity payments; or

•	surrenders of Accumulation Units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

1)	optional benefits must be elected at the time of application;

2)	optional benefits, once elected, may not be terminated; and

3)	the charges associated with the optional benefits will be assessed until annuitization.

Death Benefit Options

The following death benefit options are available with the contracts.  Not all of the death benefit options may be available in every state.  Nationwide may realize a profit from the charge assessed for these options.

One-Year Enhanced Death Benefit and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account.

If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This optional benefit has a spousal protection feature, which is discussed later in this provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit and Spousal Protection Option, an applicant can elect the One-Year Step Up Death Benefit Option for an additional charge equal to an annualized rate of 0.10% of the Daily Net Assets of the Variable Account.

If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law

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requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection for an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered;

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the Annuitant's 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This optional benefit has a spousal protection feature, which is discussed later in this provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option, an applicant can elect the 5% Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.15% of the Daily Net Assets of the Variable Account.

If the Annuitant dies before the Annuitization Date, the death benefit will be the greater of:

1)	the Contract Value; or

2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Spousal Protection Feature

The One-Year Enhanced Death Benefit with Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option both include a Spousal Protection Feature.  The Spousal Protection Feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, IRAs and Roth IRAs, provided the following conditions are satisfied:

1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

2)	The spouses must be co-annuitants;

3)	Both co-annuitants must be age 85 or younger at the time of issue;

4)	The spouses must each be named as beneficiaries;

5)	No person other than a spouse may be named as contract owner, Annuitant or primary beneficiary;

6)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);

7)
If a co-annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole contract owner.  If the chosen death benefit is higher than the Contract Value at the time of death, the Contract Value will be adjusted to equal the applicable death benefit amount.  The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

8)
If a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office.  In addition, the date of marriage must be after the election of the death benefit option.

If the marriage terminates due to the death of a spouse, divorce, dissolution, or annulment, the surviving spouse may not elect the Spousal Protection Option to cover a subsequent spouse.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the contract owner could have purchased one of two Guaranteed Minimum Income Benefit options at the time of application.  If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the Daily Net Assets of the Variable Account, depending on which option was chosen.  Nationwide may realize a profit from the charges assessed for this option.

The Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances.  A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

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Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account, the contract owner may purchase a Beneficiary Protector Option.  Nationwide will also stop assessing this charge once the contract is annuitized.  Nationwide may realize a profit from the charge assessed for this option.

The Beneficiary Protector Option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract.  If the Beneficiary Protector Option is elected with a contract that also has Spousal Protection, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit, unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the Annuitant.  Upon the death of the Annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or

(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the new beneficial contract owner and subject to any mandatory distribution rules.

Once the credit is applied to the contract, the charge for the credit is no longer assessed.

The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the Annuitant dies prior to the first contract anniversary after the Annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) – (b) – (c); where:

a =	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation;

b=	purchase payments, proportionately adjusted for withdrawals; and

c=	any adjustment for a death benefit previously paid, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the Annuitant dies prior to the first contract anniversary after the Annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:

a=	Contract Value on the date the death benefit is calculated and prior to any death benefit calculation;

b=	the Contract Value on the date the rider is elected, proportionately adjusted for withdrawals;

c=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d=	any adjustment for a death benefit previously paid after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the Annuitant's 85th birthday, then:

a)	Nationwide will credit an amount equal to 4% of the Contract Value on the contract anniversary to the contract;

b)	the benefit will terminate and will no longer be in effect; and

c)	the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated to the Sub-Accounts of the Variable Account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Capital Preservation Plus Option

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years - the "program period").  Contract value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance.  Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of Contract Value between two investment components:

(1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

(2)
Non-Guaranteed Term Option allocations, which consist of certain underlying mutual funds that are available under the program.  This investment component is allocated according to contract owner instructions.

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  For all material

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purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.  All references to Guaranteed Term Options in this "Capital Preservation Plus Option" provision will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components.  Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charges assessed for this option.

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period.  When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option.  To do this, contract owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment.  The balance of the Contract Value would be available to be allocated among the underlying funds.  This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options, among underlying mutual funds.  This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option may only be elected at the time of application.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the Capital Preservation Plus Option.

During the program period, the following conditions apply:

•	If surrenders or contract charges are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.

•	Only one Capital Preservation Plus Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

•
If, while the Capital Preservation Plus Option is elected, the Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

•
If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a Guaranteed Term Option.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the available underlying mutual funds.  The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the contract owner.

Nationwide makes only certain mutual funds available when a contract owner elects the CPP Option.  Nationwide selected the available mutual funds on the basis of certain risk factors associated with the mutual fund's investment objective.  The mutual funds not made available in conjunction with the CPP Option were excluded on the basis of similar risk considerations.

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Only the following underlying mutual funds are available when the Capital Preservation Plus Option is elected:

American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II

Dreyfus
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Initial Shares

Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class
•	VIP Growth Portfolio: Service Class
•	VIP Investment Grade Bond Portfolio: Service Class
•	VIP Mid Cap Portfolio: Service Class

Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
Invesco
•	Invesco VI Capital Appreciation Fund: Series II
Ivy Funds Variable Insurance Portfolios, Inc.
•	Asset Strategy
•	Balanced
•	Bond
•	Core Equity
•	Dividend Opportunities
•	Growth
•	Mid Cap Growth
•	Money Market
•	Value

Janus Aspen Series
•	Forty Portfolio: Service Shares

JPMorgan Insurance Trust
•	JPMorgan Insurance Trust Mid Cap Value Portfolio; Class I

MFS® Variable Insurance Trust
•	MFS® Value Series: Service Class

Nationwide Variable Insurance Trust
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	NVIT Cardinal SM Aggressive Fund: Class II
•	NVIT Cardinal SM Balanced Fund: Class II
•	NVIT Cardinal SM Capital Appreciation Fund: Class II
•	NVIT Cardinal SM Conservative Fund: Class II
•	NVIT Cardinal SM Moderate Fund: Class II
•	NVIT Cardinal SM Moderately Aggressive Fund:
Class II
•	NVIT Cardinal SM Moderately Conservative Fund: Class II
•	NVIT Government Bond Fund: Class I
•	NVIT Growth Fund: Class I
•	NVIT Investor Destinations Funds: Class II
➢	NVIT Investor Destinations Conservative Fund: Class II
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	NVIT Investor Destinations Balanced Fund: Class II
➢	NVIT Investor Destinations Moderate Fund: Class II
➢	NVIT Investor Destinations Capital Appreciation Fund: Class II
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	NVIT Investor Destinations Aggressive Fund: Class II
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Money Market Fund: Class I
•	NVIT Multi-Manager Large Cap Growth Fund: Class I
•	NVIT Multi-Manager Large Cap Value Fund: Class I
•	NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Nationwide Fund: Class I
•	NVIT Short Term Bond Fund: Class II
•	Van Kampen NVIT Comstock Value Fund: Class I

Neuberger Berman Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class

Oppenheimer Variable Account Funds
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer Small- & MidCap Fund/VA: Non-Service Shares

In addition to the above underlying mutual funds, the following underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2010:

Nationwide Variable Insurance Trust
•	NVIT Multi-Manager Large Cap Value Fund: Class II

In addition to the above underlying mutual funds, the following underlying mutual fund is available only to contracts issued prior to May 1, 2009:

American Century Variable Portfolios, Inc.
•	American Century VP Value Fund: Class I

Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares

T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: II
•	T. Rowe Price Equity Income Portfolio: II

In addition to the above underlying mutual funds, the following underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 24, 2009:

Nationwide Variable Insurance Trust
•	NVIT Multi Manager Mid Cap Growth Fund: Class I

In addition to the above underlying mutual funds, the following underlying mutual fund is available only to contracts issued prior to May 1, 2008:

Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares

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Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Service Class
Invesco
•	Invesco VI Capital Development Fund: Series II

Neuberger Berman Advisers Management Trust
•	AMT Socially Responsive Portfolio: I Class

In addition to the above underlying mutual funds, the following underlying mutual funds are available only to contracts issued prior to May 1, 2006:

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I

Fidelity Variable Insurance Products Fund
•	VIP Value Strategies Portfolio: Service Class

In addition to the above underlying mutual funds, the following underlying mutual funds are available only to contracts issued prior to May 1, 2004:

Dreyfus
•	Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares

In addition to the above underlying mutual funds, the following underlying mutual funds are available only to contracts issued prior to May 1, 2002:

Fidelity Variable Insurance Products Fund
•	VIP Growth Opportunities Portfolio: Service Class

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives Sub-Account allocation instructions based on the preceding list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the contract owner takes a surrender, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the Guaranteed Term Option.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from Guaranteed Term Options.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers among Sub-Accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.  During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the contract owner elected a program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.  Amounts credited under this option are considered earnings, not purchase payments.  If the contract owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market sub-account.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the contract owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time.  Nationwide will communicate the ensuing CPP program period end to the contract owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available.   If the contract owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a Variable Account charge at the end of the specified charge period, Nationwide

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systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60% until the benefit is applied.  Once the benefit is applied, the contract will be re-rated, and the 0.40% charge associated with the Beneficiary Protector Option will be removed.  From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.20%.  Thus, the Beneficiary Protector Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value.  Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.  For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.20% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

Contract Ownership

The contract owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the Annuitization Date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office.  Once recorded, the change will be effective as of the date signed.  However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.  No change will be effective unless and until it is received and recorded at Nationwide's home office.

The contract owner may also request a change in the Annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the Annuitization Date.  These changes must be:

•	on a Nationwide form;

•	signed by the contract owner; and

•	received at Nationwide's home office before the Annuitization Date.

Nationwide must review and approve any change requests.  If the contract owner is not a natural person (e.g. a trust or corporation) and there is a change of the Annuitant, distributions will be made as if the contract owner died at the time of the change.

On the Annuitization Date, the Annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner; and

•	an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is not the Annuitant dies before the Annuitization Date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the Annuitization Date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.  The Annuitant may be changed before the Annuitization Date with Nationwide's consent.

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Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no joint owner and/or contingent annuitant.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the Annuitant's lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the Annuitant was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
IRA	$15,000	$1,000
Investment-only	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Tax Sheltered Annuity*	$15,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Nationwide prohibits subsequent purchase payments made after death of the contract owner(s), the Annuitant or co-annuitant. If upon notification of death of the contract owner(s), the Annuitant or co-annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically conents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments allocated to Sub-Accounts will be priced at the available Accumulation Unit value next computed after the payment is received.  The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide. If a subsequent purchase payment is received at Nationwide's home office (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following valuation day.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

•New Year's Day	•Independence Day
•Martin Luther King, Jr. Day	•Labor Day
•Presidents' Day	•Thanksgiving
•Good Friday	•Christmas
•Memorial Day

Nationwide also will not price purchase payments if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract value may change and contract owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts and/or Guaranteed Term Options as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.  Contract owners can change allocations or make exchanges among the Sub-Accounts or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payment being allocated to any Sub-Account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds (see "Underlying Mutual Fund Restrictions" in the "Transfer Restrictions" section), as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the sum of:

1)	the value of amounts allocated to the Sub-Accounts of the Variable Account; and

2)	amounts allocated to a Guaranteed Term Option.

If part or all of the Contract Value is surrendered, or charges are assessed against the Contract Value, Nationwide will

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deduct a proportionate amount from each Sub-Account and the Guaranteed Term Options based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to the underlying mutual funds are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual fund for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)	is the sum of:

1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period); and

b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period; and

c)
is a factor representing the daily Variable Account charges, which may include charges for contract options chosen by the contract owner.  The factor is equal to an annualized rate ranging from 1.20% to 2.80% of the Daily Net Assets of the Variable Account, depending on which contract features the contract owner chose.

Based on the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment); and

2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)	subtracting charges deducted in accordance with the contract.

Transfers

Prior to annuitization, contract owners may request to transfer allocations among the subaccounts at anytime.  Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

After annuitization, transfers may only be made on the anniversary of the Annuitization Date.  Guaranteed Term Options are not available after annuitization.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks

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associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made from a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following business day.

Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a contract owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. Mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

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3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Right to Revoke

If the contract owner elects to cancel the contract, he/she may return it to Nationwide's home office within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide's home office or postmarked within 30 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market sub-account during the free look period . After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract owners may surrender some or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the Sub-Accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (See "Pricing").

Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in " Appendix C : Contract Types and Tax Information" .

Partial Surrenders (Partial Redemptions)

Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment adviser (s) to manage their assets, for which the investment adviser assesses a fee.  Investment adviser s are not endorsed by or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment adviser to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The Contract Value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any outstanding loan balance plus accrued interest; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

Surrender (Redemption) After Annuitization

After the Annuitization Date, surrenders other than regularly scheduled annuity payments are not permitted.

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Surrenders Under Certain Plan Types

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participants retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:

A)
Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

B)	The surrender limitations described in Section A also apply to:

1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C)
Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities.  These contract owners can take loans from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date.  Loans are subject to the terms of the contract, the plan and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)

ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

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For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed.  If assessed, the loan processing fee will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the Sub-Accounts and Guaranteed Term Options in proportion to the Contract Value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral fixed account until the requested amount is reached.  Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the contract owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the contract owner/Annuitant dies;

•	the contract owner who is not the Annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.  The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the Annuitization Date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.

Investment-only Contracts, IRAs, SEP IRAs, Roth IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

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Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the Guaranteed Term Options.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner, manual transfers will not automatically terminate the program.  Requests for Asset Rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from certain Sub-Accounts into other Sub-Accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the

•	Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class R

•	Ivy Funds Variable Insurance Portfolios, Inc. - Money Market

•	Nationwide Variable Insurance Trust – Federated NVIT High Income Bond Fund: Class III

•	Nationwide Variable Insurance Trust –NVIT Government Bond Fund: Class I

•	Nationwide Variable Insurance Trust – NVIT Money Market Fund: Class I

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2008:

•	Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares

to any other underlying mutual fund.  Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.

Transfers may occur monthly or on another frequency if permitted by Nationwide.  Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.

Systematic Withdrawals

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the Sub-Accounts proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Systematic Withdrawals are not available before the end of the ten day free look period (see "Right to Revoke").

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. The contract owner may change the Annuity Commencement Date before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  Annuity payments will not begin until the contract owner affirmatively elects to begin annuity payments. The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above (see "Required Distributions" in " Appendix C : Contract Types and Tax Information" ).

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Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

1)	an annuity payment option; and

2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total Contract Value; then

2)	applying the Contract Value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected. Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the Appendix A.

A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.

The first payment under a variable payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total Contract Value; then

2)	applying the Contract Value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of Annuity Units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an Annuity Unit as of the Annuitization Date.  This number of Annuity Units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for Sub-Accounts are determined by:

1)	multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor for the subsequent Valuation Period (see "Determining the Contract Value"); and then

2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges will occur on each anniversary of the Annuitization Date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the Contract Value; or

•
an annuity payment would be less than $ 100 , in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $ 100 .  Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Guaranteed Minimum Income Benefit Options ("GMIBs")

GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract.  This minimum amount, referred to as the

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Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments.  The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.

How the Guaranteed Annuitization Value is Determined

There are two options available at the time of application.  The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:

a)
is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the Annuitant's 86th birthday;

b)	is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by surrenders.  For example, a surrender which reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest Contract Value on any contract anniversary occurring prior to the Annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

When the Guaranteed Annuitization Value May Be Used

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

1)	after the contract has been in effect for 7 years; and

2)	the Annuitant has attained age 60.

Annuity Payment Options that May Be Used With the Guaranteed Annuitization Value

The contract owner may elect any life contingent Fixed Payment Annuity Option calculated using the guaranteed annuity purchase rates set forth in the contract.  Such Fixed Annuity Payment Options include:

•	Life Annuity;

•	Joint and Last Survivor Annuity; and

•	Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

**PLEASE READ CAREFULLY**

The GMIB is only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

Important Considerations to Keep in Mind Regarding the GMIB Options
While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.
♦A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.
♦Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.
♦The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
♦Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.
♦GMIB may not be approved in all state jurisdictions.

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Annuity Payment Options

Contract owners must elect an annuity payment option before the Annuitization Date.  The annuity payment options are:

1)
Life Annuity – An annuity payable periodically, but at least annually, for the lifetime of the Annuitant.  Payments will end upon the Annuitant's death.  For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment.  The Annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2)
Joint and Survivor Annuity – An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under Life Annuity, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit payment will be paid.

3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed – An annuity payable monthly during the lifetime of the Annuitant.  If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the Annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the Annuitant's death.

If the Annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Contract owners may request other options before the Annuitization Date.  These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

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Death Benefits

Upon Death

If death occurs before Annuitization:

If the deceased is the …	and …	and …	then the …
Contract Owner	The contract owner is not the Annuitant	There is a surviving joint owner	Surviving joint owner becomes the Contract owner and no death benefit is paid.
Contract Owner	The contract owner is not the Annuitant	There is a contingent owner but no surviving joint owner	Contingent owner becomes the contract owner and no death benefit is paid.
Contract Owner	The contract owner is not the Annuitant	There is no surviving joint owner or surviving contingent owner	Estate of the last surviving contract owner becomes the new contract owner and no death benefit is paid.
Contract Owner	The contract owner is the Annuitant	There is a surviving joint owner	Death benefit is paid to the surviving joint owner.
Contract Owner	The contract owner is the Annuitant	There is no surviving joint owner	Death benefit is paid to the beneficiary.
Contract Owner	The contract owner is the Annuitant	There is no surviving joint owner and no surviving beneficiary	Death benefit is paid to the contingent beneficiary.
Contract Owner	The contract owner is the Annuitant	There is no surviving joint owner, no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the estate of the contract owner.
Annuitant	The Annuitant is not the contract owner	There is a surviving contingent annuitant	Surviving contingent annuitant becomes the Annuitant and no death benefit is paid.
Annuitant	The Annuitant is not the contract owner	There is no surviving contingent annuitant	Death benefit is paid to the beneficiary.
Annuitant	The Annuitant is not the contract owner	There is no surviving contingent annuitant, no surviving beneficiary	Death benefit is paid to contingent beneficiary.
Annuitant	The Annuitant is not the contract owner	There is no surviving contingent annuitant, no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the contract owner.
Annuitant	The Annuitant is not the contract owner	There is no surviving contingent annuitant, no surviving beneficiary, no surviving contingent beneficiary and no surviving contract owner	Death benefit is paid to the last surviving contract owner's estate.

If the contract owner and Annuitant are the same, and the contract owner/Annuitant dies before the Annuitization Date, then the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.
If more than one beneficiary survives the Annuitant, each beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.  If more than one contingent beneficiary survives the Annuitant, each contingent beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.

If the contract owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will be paid to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

The beneficiary may elect to receive the death benefit:

1)	in a lump sum;

2)	as an annuity; or

3)	in any other manner permitted by law and approved by Nationwide.

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The beneficiary must notify Nationwide of this election within 60 days of the Annuitant's death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

Distributions will be made pursuant to the "Required Distributions" provisions in Appendix C.

If death occurs after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract owners may select an optional death benefit at the time of application (not all death benefit options may be available in all states).  If no optional death benefit is elected at the time of application, the death benefit will be the standard contractual death benefit.

The death benefit value is determined as of the date Nationwide receives:

1)	proper proof of the Annuitant's death;

2)	an election specifying the distribution method; and

3)	any state required form(s).

Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.  Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.

After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the available money market sub-account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.   Any Contract Value allocated to the GTO will remain invested and will not be allocated to the available money market Sub-Account.

Standard Contractual Death Benefit

If the Annuitant dies before the Annuitization Date, the death benefit will be the greater of:

1)	the Contract Value; or

2)	the total of all purchase payments made to the contract, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Spousal Protection Option.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This optional benefit includes a Spousal Protection Feature, discussed earlier in this prospectus.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Spousal Protection Option, an applicant can elect the One-Year Step Up Death Benefit Option.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered;

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)	the 5% Interest Anniversary Value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

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The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the Annuitant's 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This optional benefit includes a Spousal Protection Feature, discussed earlier in this prospectus.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option, an applicant can elect the 5% Enhanced Death Benefit Option.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greater of:

1)	the Contract Value; or

2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract's quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide's eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide's secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs ' claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company ' s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company ' s consolidated financial

33

position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company.  The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker-dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC ' s operations.

A promotional and marketing arrangement associated with the Company ' s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of the Company ' s litigation matters.  There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company ' s consolidated financial position or results of operations in the future.

On September 10, 2009, NRS was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v. Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin " Mac " McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z .  On January 22, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants.  Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On February 5, 2010, the Company filed a motion to dismiss, or in the alternative, a motion to stay the amended complaint.  On February 9, 2010, the individual defendants filed a motion to dismiss the amended complaint.  On December 13, 2009, the plaintiff filed a motion to consolidate this case with Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association . The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life

34

Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z . On December 2, 2008, NRS and NLIC were named in an Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin, Steven E. Coker, Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA's directors, officers and board members, and PEBCO directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract.  The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants.  On December 16, 2008, the Companies filed their Answer. On April 28, 2009, the court entered an order denying the plaintiffs ' motion for preliminary injunction.  NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al .  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys ' fees.    On May 23, 2008, the Court granted the defendants ' motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On July 10, 2009, the Court of Appeals heard oral argument.  NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc .  The plaintiff sought to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleged that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint sought an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On September 15, 2008, the Court denied the plaintiffs ' motion to vacate judgment and for leave to file an amended complaint.  On February 3, 2010, the Sixth Circuit Court of Appeals affirmed the District Court ' s dismissal of this case.   NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company .  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys ' fees.  On November 6, 2009, the Court granted the plaintiff ' s motion for class certification and certified a class of " All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participant's had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009 " .  Also on November 6, 2009, the Court denied plaintiffs' motion to strike NFS and NLIC ' s counterclaim for breach of fiduciary duty against the Trustees, in the event NFS and NLIC are held to be a fiduciary at trial, and granted H. Grady Chandler ' s motion to intervene.

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On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court's order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the 6th Amended Complaint.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful " revenue sharing " payments.  NFS and NLIC continue to defend this lawsuit vigorously.

Waddell & Reed, Inc. is a party to legal proceedings incident to its normal business operations.  While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts.  Among the legal proceedings to which Waddell & Reed, Inc. has been a party are the following proceedings relating to the distribution of variable annuities:

In 2005, Waddell & Reed, Inc. settled three lawsuits involving its former affiliate, United Investors Life Insurance Company (UILIC), and UILIC's parent company, Torchmark Corporation (Torchmark) relating to Waddell & Reed, Inc.'s separation from Torchmark and UILIC and recommendations by Waddell & Reed, Inc. to certain of its customers that they exchange their UILIC variable annuities for variable annuities issued by Nationwide.  Under the terms of the settlement, Waddell & Reed, Inc. paid Torchmark $14.5 million to resolve outstanding litigation.

In April of 2005, Waddell & Reed, Inc. entered into a Decision & Order of Offer of Settlement with the NASD Department of Enforcement (DOE) settling a regulatory action brought by the DOE on January 14, 2004 (Case No. CAF040002) alleging that Waddell & Reed, Inc. violated NASD Conduct Rules 2110, 2310, 3010 and 3110, and § 17(a)(1) of the Securities Exchange Act of 1934 and Rule 17a-3(A)(6) thereunder, relating to exchanges made by certain of its clients of their variable annuity policies.  The case also alleged violations of NASD rules by Waddell & Reed, Inc.'s former President, Robert L. Hechler, and its former National Sales Manager, Robert J. Williams, Jr.  The DOE alleged that Waddell & Reed, Inc. failed to take adequate steps to determine whether there were reasonable grounds for the clients to enter into the exchanges, such as determining whether the customers were likely to benefit or lose money from the exchanges, failed to establish sufficient guidance for the sales force to use in determining the suitability of the exchanges, failed to establish and maintain supervisory procedures or a system to supervise the activities of its advisers that was reasonably designed to achieve compliance with the requirements of the NASD's suitability rule, and failed to maintain books and records regarding orders for unexecuted variable annuity exchanges.  Without admitting or denying the allegations, Waddell & Reed, Inc. agreed to be censured, pay a fine of $5 million and pay client restitution of up to $11 million.  Without admitting or denying the allegations, Robert Hechler and Robert Williams each agreed to fines of $150,000 and six-month suspensions.  Waddell & Reed, Inc. also agreed with a multistate consortium to a global resolution of state claims arising from the DOE action.  Without admitting or denying the allegations, Waddell & Reed, Inc. agreed to pay a fine of $2 million to be divided among the states and pay additional client restitution.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-08241

Securities Act of 1933 Registration File No. 333-52579

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Appendix A: Underlying Mutual Funds

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee (see "Short-Term Trading Fees" earlier in the prospectus).
FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if   the assets were invested in an underlying mutual fund that does not invest in other mutual funds.   Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Adviser:	BlackRock Advisors, LLC
Sub-adviser:	BlackRock Investment Management, LLC; BlackRock Asset Management U.K. Limited
Investment Objective:	Seeks high total investment return.

Credit Suisse Trust - International Equity Flex III Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Credit Suisse Asset Management, LLC
Investment Objective:	Capital appreciation.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

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Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital growth.

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Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

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Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.

Invesco - Invesco V.I. Capital Appreciation Fund: Series II (formerly, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Capital Development Fund: Series II (formerly, AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares)
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Current income with a secondary goal of long-term capital appreciation.

Ivy Funds Variable Insurance Portfolios, Inc. - Bond
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Reasonable return with emphasis on preservation of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth and income.

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Income and long term growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Energy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	To provide long-term capital appreciation.

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Mackenzie Financial Corporation
Investment Objective:	Long-term growth.

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Ivy Funds Variable Insurance Portfolios, Inc. - Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth with a secondary objective of current income.

Ivy Funds Variable Insurance Portfolios, Inc. - High Income
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High level of current income and capital when consistent with its primary objective as a secondary objective.

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital appreciation and a secondary goal of current income.

Ivy Funds Variable Insurance Portfolios, Inc. - International Value
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Wall Street Associates
Investment Objective:	Long-term capital appreciation.

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	To provide growth of your investment.

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Maximum current income consistent with stability of principal.

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Advantus Capital Management, Inc.
Investment Objective:	Total return through a combination of capital appreciation and current income.

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term accumulation of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Value
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital appreciation.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Global Technology Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

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Janus Aspen Series - Overseas Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Overseas Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - AllianceBernstein NVIT Global Fixed Income Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2010
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Designation: STTF

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

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Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF

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Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III)
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index (“MSCI EAFE»Index”) as closely as possible before the deduction of Fund expenses.
Designation: STTF

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Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Aggressive Fund (“Aggressive Fund” or the “Fund”) seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund (“Balanced Fund” or the “Fund”) seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Capital Appreciation Fund (“Capital Appreciation Fund” or the “Fund”) seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Conservative Fund (“Conservative Fund” or the “Fund”) seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderate Fund (“Moderate Fund” or the “Fund”) seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund (“Moderately Aggressive Fund” or the “Fund”) seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund (“Moderately Conservative Fund” or the “Fund”) seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Designation: STTF

46

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Global Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management Inc.; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management Inc.; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2010
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management L.P.; Neuberger Berman Management, Inc. and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 24, 2009
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.
Designation: STTF

47

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:
Aberdeen Asset Management, Inc.; Gartmore Global Partners; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; Waddell & Reed Investment Management Company

Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (formerly, Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class I)
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Designation: STTF

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Designation: STTF

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

48

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares)
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

49

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Van Eck Variable Insurance Products Trust -  Van Eck VIP Emerging Markets Fund: Initial Class (formerly, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 (formerly, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Designation: STTF

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 (formerly, Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R)
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Designation: STTF

50

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class (formerly, Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund (formerly, Wells Fargo Advantage Funds® Variable Trust - VT Small Cap Growth Fund)
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

51

Appendix B: Condensed Financial Information (BOA)

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.20%) and contracts with all optional benefits available on December 31, 2009 (the maximum Variable Account charge of 2.80%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                  1-800-848-6331, TDD 1-800-238-3035
writing:                  Nationwide Life Insurance Company
                                 5100 Rings Road, RR1-04-F4
                                 Dublin, Ohio 43017-1522
checking
on-line at:              www.nationwide.com

The following underlying mutual funds were added to the Variable Account effective May 1, 2010 , therefore, no Condensed Financial Information is available:

MFS® Variable Insurance Trust II
•	MFS® International Value Portfolio: Service Class

Nationwide Variable Insurance Trust
•	NVIT Multi-Manager Large Cap Value Fund: Class I

T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Health Sciences Portfolio: II

No Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	6.204371	8.744818	40.95%	41,149	2009
	10.000000	6.204371	-37.96%	41,999	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.341243	12.349734	8.89%	691,028	2009
	11.664298	11.341243	-2.77%	648,504	2008
	10.782991	11.664298	8.17%	617,795	2007
	10.743070	10.782991	0.37%	620,296	2006
	10.705893	10.743070	0.35%	1,006,447	2005
	10.240855	10.705893	4.54%	936,508	2004
	10.000000	10.240855	2.41%	243,075	2003*

52

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	10.052611	11.729347	16.68%	329,607	2009
	15.554749	10.052611	-35.37%	410,167	2008
	15.755326	15.554749	-1.27%	523,547	2007
	13.618988	15.755326	15.69%	676,341	2006
	13.173845	13.618988	3.38%	796,076	2005
	11.800602	13.173845	11.64%	964,548	2004
	9.233496	11.800602	27.80%	1,046,056	2003
	11.591056	9.233496	-20.34%	1,224,719	2002
	12.802086	11.591056	-9.46%	1,377,248	2001
	14.495483	12.802086	-11.68%	1,188,175	2000

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.981902	10.247605	28.39%	215,961	2009
	10.679075	7.981902	-25.26%	187,451	2008
	11.064576	10.679075	-3.48%	140,010	2007
	10.000000	11.064576	10.65%	65,234	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	15.019486	17.786839	18.43%	657,464	2009
	20.761269	15.019486	-27.66%	854,598	2008
	22.153132	20.761269	-6.28%	1,079,275	2007
	18.896571	22.153132	17.23%	1,506,496	2006
	18.208834	18.896571	3.78%	1,609,777	2005
	16.119499	18.208834	12.96%	1,830,943	2004
	12.651422	16.119499	27.41%	1,935,045	2003
	14.654697	12.651422	-13.67%	2,187,107	2002
	13.147862	14.654697	11.46%	1,702,310	2001
	11.263216	13.147862	16.73%	562,778	2000

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.080182	20.80%	230,448	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.102183	1.02%	3,494	2009*

53

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	10.013642	12.369464	23.53%	129,925	2009
	14.670723	10.013642	-31.74%	251,070	2008
	14.947780	14.670723	-1.85%	192,467	2007
	13.223234	14.947780	13.04%	246,690	2006
	12.480627	13.223234	5.95%	272,374	2005
	10.364013	12.480627	20.42%	388,384	2004
	7.613403	10.364013	36.13%	373,575	2003
	10.000000	7.613403	-23.87%	78,616	2002*

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	7.705099	10.182340	32.15%	103,891	2009
	11.892933	7.705099	-35.21%	127,095	2008
	11.168633	11.892933	6.49%	179,811	2007
	10.351504	11.168633	7.89%	228,859	2006
	10.111287	10.351504	2.38%	299,218	2005
	9.635655	10.111287	4.94%	479,568	2004
	7.739942	9.635655	24.49%	517,520	2003
	11.025487	7.739942	-29.80%	597,585	2002
	14.414394	11.025487	-23.51%	770,125	2001
	16.397708	14.414394	-12.10%	794,428	2000

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	9.289668	11.595206	24.82%	2,248,660	2009
	14.958510	9.289668	-37.90%	2,565,023	2008
	14.385200	14.958510	3.99%	3,073,234	2007
	12.605780	14.385200	14.12%	3,437,429	2006
	12.186711	12.605780	3.44%	3,986,409	2005
	11.148445	12.186711	9.31%	4,780,486	2004
	8.790442	11.148445	26.82%	5,185,679	2003
	11.460136	8.790442	-23.30%	5,523,412	2002
	13.209188	11.460136	-13.24%	6,231,637	2001
	14.736468	13.209188	-10.36%	5,480,063	2000

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.568422	12.797113	21.09%	282,514	2009
	15.183971	10.568422	-30.40%	341,135	2008
	14.346155	15.183971	5.84%	321,599	2007
	12.465876	14.346155	15.08%	454,697	2006
	12.087664	12.465876	3.13%	577,065	2005
	11.646776	12.087664	3.79%	707,308	2004
	9.728623	11.646776	19.72%	906,739	2003
	11.823034	9.728623	-17.71%	767,694	2002
	13.195948	11.823034	-10.40%	803,464	2001
	13.442893	13.195948	-1.84%	644,953	2000

54

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.801405	15.232405	18.99%	810,910	2009
	13.975403	12.801405	-8.40%	999,169	2008
	13.423384	13.975403	4.11%	1,148,323	2007
	13.044103	13.423384	2.91%	1,339,470	2006
	13.033001	13.044103	0.09%	1,880,752	2005
	12.730457	13.033001	2.38%	2,165,089	2004
	12.313044	12.730457	3.39%	2,970,535	2003
	11.401464	12.313040	8.00%	3,228,418	2002
	10.684388	11.401464	6.71%	2,254,148	2001
	9.790385	10.684388	9.13%	924,949	2000

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	8.358168	10.252378	22.66%	69,888	2009
	11.291189	8.358168	-25.98%	85,647	2008
	10.519576	11.291189	7.34%	26,270	2007
	10.000000	10.519576	5.20%	8,455	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	7.625956	9.702572	27.23%	18,789	2009
	11.471058	7.625956	-33.52%	13,124	2008
	10.539579	11.471058	8.84%	59,957	2007
	10.000000	10.539579	5.40%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	7.097840	9.214958	29.83%	4,391	2009
	11.601646	7.097840	-38.82%	8,069	2008
	10.559747	11.601646	9.87%	12,684	2007
	10.000000	10.559747	5.60%	3,229	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.365134	17.914214	34.04%	1,627,113	2009
	23.573218	13.365134	-43.30%	1,954,448	2008
	20.305885	23.573218	16.09%	2,365,253	2007
	18.417343	20.305885	10.25%	2,698,137	2006
	15.952706	18.417343	15.45%	2,988,619	2005
	13.999044	15.952706	13.96%	2,846,511	2004
	11.039054	13.999044	26.81%	2,623,187	2003
	12.335838	11.039050	-10.51%	2,860,206	2002
	14.247834	12.335838	-13.42%	2,560,723	2001
	15.457984	14.247834	-7.83%	2,464,577	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	6.081720	8.867305	45.80%	280,753	2009
	13.500848	6.081720	-54.95%	218,128	2008
	9.383035	13.500848	43.89%	277,389	2007
	10.000000	9.383035	-6.17%	62,767	2006*

55

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.190835	13.092259	28.47%	1,307,220	2009
	18.002932	10.190835	-43.39%	1,579,722	2008
	17.968073	18.002932	0.19%	2,065,849	2007
	15.144659	17.968073	18.64%	2,600,880	2006
	14.493567	15.144659	4.49%	3,129,168	2005
	13.170455	14.493567	10.05%	3,750,760	2004
	10.236736	13.170455	28.66%	4,198,863	2003
	12.483021	10.236736	-17.99%	3,759,981	2002
	13.313013	12.483021	-6.23%	3,313,379	2001
	12.440601	13.313013	7.01%	2,161,872	2000

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.583962	8.039293	43.97%	95,310	2009
	12.576778	5.583962	-55.60%	121,880	2008
	10.346265	12.576778	21.56%	150,346	2007
	9.944414	10.346265	4.04%	249,258	2006
	9.245533	9.944414	7.56%	275,861	2005
	8.740750	9.245533	5.78%	352,180	2004
	6.823011	8.740750	28.11%	456,212	2003
	8.844341	6.823011	-22.85%	599,897	2002
	10.463173	8.844341	-15.47%	744,505	2001
	12.785954	10.463173	-18.17%	831,500	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.372807	10.600829	26.61%	987,979	2009
	16.060924	8.372807	-47.87%	1,232,076	2008
	12.813873	16.060924	25.34%	1,563,356	2007
	12.151083	12.813873	5.45%	1,749,896	2006
	11.638000	12.151083	4.41%	2,222,758	2005
	11.407069	11.638000	2.02%	2,985,658	2004
	8.695091	11.407069	31.19%	3,893,831	2003
	12.608518	8.695091	-31.04%	4,193,087	2002
	15.512519	12.608518	-18.72%	5,367,579	2001
	17.653733	15.512519	-12.13%	4,474,920	2000

56

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.563916	12.165048	42.05%	373,506	2009
	11.567096	8.563916	-25.96%	432,182	2008
	11.405362	11.567096	1.42%	607,521	2007
	10.382924	11.405362	9.85%	1,486,098	2006
	10.250064	10.382924	1.30%	2,014,138	2005
	9.477262	10.250064	8.15%	2,623,468	2004
	7.554754	9.477262	25.45%	4,691,548	2003
	7.379494	7.554754	2.37%	2,584,236	2002
	8.478210	7.379494	-12.96%	1,809,746	2001
	11.087928	8.478210	-23.54%	1,428,006	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.268321	10.335924	42.21%	498,535	2009
	9.806038	7.268321	-25.88%	524,743	2008
	10.000000	9.806038	-1.94%	222,668	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.674834	12.199820	14.29%	818,555	2009
	11.178437	10.674834	-4.51%	519,198	2008
	10.857668	11.178437	2.95%	350,720	2007
	10.536126	10.857668	3.05%	315,622	2006
	10.446445	10.536126	0.86%	277,105	2005
	10.135570	10.446445	3.07%	260,114	2004
	10.000000	10.135570	1.36%	127,064	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.725459	9.303679	38.34%	284,251	2009
	11.253265	6.725459	-40.24%	262,245	2008
	9.863182	11.253265	14.09%	327,147	2007
	10.000000	9.863182	-1.37%	249,682	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.850910	13.555045	24.92%	179,400	2009
	19.565247	10.850910	-44.54%	207,920	2008
	16.896770	19.565247	15.79%	255,347	2007
	14.499246	16.896770	16.54%	295,835	2006
	12.334722	14.499246	17.55%	364,353	2005
	11.000744	12.334722	12.13%	414,556	2004
	7.775040	11.000744	41.49%	502,898	2003
	9.879361	7.775040	-21.30%	658,946	2002
	12.702222	9.879361	-22.22%	1,245,153	2001
	15.900927	12.702222	-20.12%	976,921	2000

57

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.794322	13.489945	24.97%	282,336	2009
	19.467718	10.794322	-44.55%	339,682	2008
	16.809880	19.467718	15.81%	427,602	2007
	14.424335	16.809880	16.54%	483,381	2006
	12.275838	14.424335	17.50%	630,854	2005
	10.947388	12.275838	12.13%	685,014	2004
	7.734738	10.947388	41.54%	553,471	2003
	10.000000	7.734738	-22.65%	267,256	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.656370	11.906264	55.51%	54,009	2009
	15.872344	7.656370	-51.76%	51,592	2008
	15.214228	15.872344	4.33%	90,482	2007
	13.252038	15.214228	14.81%	117,172	2006
	13.078442	13.252038	1.33%	237,304	2005
	11.612918	13.078442	12.62%	222,842	2004
	7.448995	11.612918	55.90%	354,501	2003
	10.000000	7.448995	-25.51%	104,063	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.926819	10.619457	33.97%	533,630	2009
	11.405666	7.926819	-30.50%	599,687	2008
	11.126930	11.405666	2.51%	682,436	2007
	10.000000	11.126930	11.27%	379,194	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.487052	8.277889	27.61%	154,238	2009
	9.802409	6.487052	-33.82%	245,245	2008
	10.164026	9.802409	-3.56%	140,280	2007
	10.000000	10.164026	1.64%	123,976	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.602655	8.496860	28.69%	6,713	2009
	10.000000	6.602655	-33.97%	30,465	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.347673	10.826778	70.56%	99,801	2009
	13.575240	6.347673	-53.24%	72,523	2008
	10.676971	13.575240	27.15%	109,119	2007
	10.000000	10.676971	6.77%	58,096	2006*

58

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.297905	9.892389	35.55%	66,494	2009
	12.392141	7.297905	-41.11%	104,479	2008
	10.865204	12.392141	14.05%	100,081	2007
	10.000000	10.865204	8.65%	11,057	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.036200	14.113920	17.26%	399,267	2009
	11.470459	12.036200	4.93%	335,052	2008
	10.456863	11.470459	9.69%	307,898	2007
	10.000000	10.456863	4.57%	126,814	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	6.185696	7.377654	19.27%	4,142	2009
	10.912533	6.185696	-43.32%	3,873	2008
	9.885895	10.912533	10.38%	4,327	2007
	10.000000	9.885895	-1.14%	2,237	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	5.755196	8.073745	40.29%	81,901	2009
	11.017691	5.755196	-47.76%	34,976	2008
	10.088107	11.017691	9.21%	41,123	2007
	10.000000	10.088107	0.88%	32,082	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.674192	21.835756	23.55%	73,910	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.441522	9.292757	44.26%	782,979	2009
	11.707458	6.441522	-44.98%	868,601	2008
	8.673028	11.707458	34.99%	875,530	2007
	8.044709	8.673028	7.81%	954,051	2006
	7.233815	8.044709	11.21%	1,249,001	2005
	6.206483	7.233815	16.55%	1,553,666	2004
	5.224689	6.206483	18.79%	1,959,393	2003
	6.290120	5.224689	-16.94%	2,427,101	2002
	8.145127	6.290120	-22.72%	3,326,994	2001
	10.000000	8.145127	-18.55%	3,201,547	2000*

59

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	8.039786	12.478522	55.21%	55,850	2009
	14.504483	8.039786	-44.57%	52,344	2008
	12.058365	14.504483	20.29%	56,771	2007
	11.306670	12.058365	6.65%	54,908	2006
	10.279283	11.306670	9.99%	60,349	2005
	10.317923	10.279283	-0.37%	122,486	2004
	7.097740	10.317923	45.37%	101,800	2003
	10.000000	7.097740	-29.02%	64,729	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.643381	4.097605	55.01%	253,456	2009
	4.775364	2.643381	-44.65%	287,640	2008
	3.971844	4.775364	20.23%	348,257	2007
	3.728118	3.971844	6.54%	436,999	2006
	3.382577	3.728118	10.22%	559,788	2005
	3.404379	3.382577	-0.64%	736,437	2004
	2.352398	3.404379	44.72%	981,046	2003
	4.030994	2.352398	-41.64%	1,284,653	2002
	6.509446	4.030994	-38.07%	3,050,682	2001
	10.000000	6.509446	-34.91%	2,408,388	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.639607	24.131758	76.92%	395,583	2009
	28.888141	13.639607	-52.78%	352,891	2008
	22.831314	28.888141	26.53%	437,663	2007
	15.752110	22.831314	44.94%	438,386	2006
	12.076286	15.752110	30.44%	292,581	2005
	10.296399	12.076286	17.29%	275,571	2004
	7.745526	10.296399	32.93%	299,904	2003
	10.000000	7.745526	-22.54%	270,052	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.977040	14.113259	76.92%	383,247	2009
	16.901767	7.977040	-52.80%	429,222	2008
	13.363752	16.901767	26.47%	595,755	2007
	9.224320	13.363752	44.88%	760,515	2006
	7.075935	9.224320	30.36%	935,163	2005
	6.034263	7.075935	17.26%	1,112,031	2004
	4.539769	6.034263	32.92%	1,464,289	2003
	6.189198	4.539769	-26.65%	1,958,619	2002
	8.181886	6.189198	-24.35%	3,768,139	2001
	10.000000	8.181886	-18.18%	3,150,414	2000*

60

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.479322	11.865912	25.18%	103,134	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	7.820481	9.461369	20.98%	434,295	2009
	11.769084	7.820481	-33.55%	440,579	2008
	11.072036	11.769084	6.30%	329,513	2007
	10.000000	11.072036	10.72%	260,416	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.113768	10.204416	11.97%	517,015	2009
	10.655363	9.113768	-14.47%	474,409	2008
	10.294293	10.655363	3.51%	985,053	2007
	9.998849	10.294293	2.95%	1,137,130	2006
	9.975981	9.998849	0.23%	777,745	2005
	10.019076	9.975981	-0.43%	771,596	2004
	10.000000	10.019076	0.19%	388,918	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	5.783597	7.014399	21.28%	35,882	2009
	9.671730	5.783597	-40.20%	12,242	2008
	9.739699	9.671730	-0.70%	1,834	2007
	10.000000	9.739699	-2.60%	1,778	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.519760	11.062852	29.85%	23,859	2009
	14.240089	8.519760	-40.17%	23,062	2008
	13.394228	14.240089	6.32%	96,060	2007
	11.922729	13.394228	12.34%	37,665	2006
	11.292761	11.922729	5.58%	24,380	2005
	10.000000	11.292761	12.93%	10,161	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.327368	13.27%	28,184	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.463678	24.64%	7,237	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.619334	9.290525	21.93%	374,691	2009
	10.981885	7.619334	-30.62%	425,422	2008
	10.472825	10.981885	4.86%	499,797	2007
	10.000000	10.472825	4.73%	205,647	2006*

61

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.471637	10.494946	10.80%	608,123	2009
	10.636755	9.471637	-10.95%	657,340	2008
	10.454871	10.636755	1.74%	776,207	2007
	10.000000	10.454871	4.55%	144,229	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.367390	10.307303	39.90%	266,221	2009
	12.152287	7.367390	-39.37%	262,267	2008
	10.755666	12.152287	12.98%	256,462	2007
	10.000000	10.755666	7.56%	225,261	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.264678	8.589921	37.12%	418,260	2009
	11.366340	6.264678	-44.88%	301,663	2008
	10.281776	11.366340	10.55%	303,225	2007
	10.000000	10.281776	2.82%	160,013	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	6.004590	7.753245	29.12%	136,515	2009
	9.812784	6.004590	-38.81%	131,095	2008
	10.000000	9.812784	-1.87%	85,350	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.787009	15.559975	44.25%	173,402	2009
	15.161801	10.787009	-28.85%	224,912	2008
	14.880516	15.161801	1.89%	269,821	2007
	13.616913	14.880516	9.28%	378,655	2006
	13.461410	13.616913	1.16%	604,478	2005
	12.375393	13.461410	8.78%	2,177,370	2004
	10.244088	12.375393	20.81%	2,237,026	2003
	10.044539	10.244088	1.99%	1,894,472	2002
	9.755865	10.044539	2.96%	1,162,748	2001
	10.764664	9.755865	-9.37%	309,375	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.273481	11.940929	44.33%	2,122,928	2009
	11.646442	8.273481	-28.96%	2,037,747	2008
	11.426670	11.646442	1.92%	250,132	2007
	10.456788	11.426670	9.28%	1,610,469	2006
	10.000000	10.456788	4.57%	1,261,068	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.338511	10.687119	28.17%	1,147	2009
	15.645882	8.338511	-46.70%	1,147	2008
	12.455693	15.645882	25.61%	1,411	2007

62

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	13.284846	17.019966	28.12%	159,812	2009
	24.919078	13.284846	-46.69%	256,494	2008
	19.837629	24.919078	25.62%	330,985	2007
	15.101683	19.837629	31.36%	171,997	2006
	11.741561	15.101683	28.62%	98,805	2005
	10.392529	11.741561	12.98%	59,954	2004
	7.772433	10.392529	33.71%	38,163	2003
	6.500996	7.772433	-22.28%	20,076	2002
	9.222891	6.500996	-29.51%	24,662	2001
	10.000000	9.222891	-7.77%	3,925	2000*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.723883	13.244440	23.50%	32,098	2009
	19.501770	10.723883	-45.01%	38,826	2008
	16.463710	19.501770	18.45%	42,023	2007
	13.237138	16.463710	24.38%	46,767	2006
	11.226453	13.237138	17.91%	55,280	2005
	9.823812	11.226453	14.28%	71,751	2004
	7.307866	9.823812	34.43%	89,570	2003
	9.913802	7.307866	-26.29%	141,191	2002
	12.359900	9.913802	-19.79%	315,347	2001
	14.267173	12.359900	-13.37%	257,370	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.820780	18.303440	23.50%	32,570	2009
	26.944986	14.820780	-45.00%	30,536	2008
	22.739391	26.944986	18.49%	56,379	2007
	18.293047	22.739391	24.31%	75,386	2006
	15.514347	18.293047	17.91%	59,530	2005
	13.575979	15.514347	14.28%	23,070	2004
	10.000000	13.575979	35.76%	16,621	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.140642	7.768792	51.12%	818,512	2009
	10.000000	5.140642	-48.59%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.128718	7.964638	29.96%	0	2009
	10.000000	6.128718	-38.71%	7,013	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	6.361474	8.120150	27.65%	0	2009
	10.000000	6.361474	-36.39%	69,926	2008*

63

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	7.924860	9.381701	18.38%	114,196	2009
	10.000000	7.924860	-20.75%	136,399	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	7.202203	8.835230	22.67%	28,166	2009
	10.000000	7.202203	-27.98%	34,678	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.075933	10.134560	11.66%	184,192	2009
	10.000000	9.075933	-9.24%	4,854	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	7.560267	9.108906	20.48%	262,786	2009
	10.000000	7.560267	-24.40%	182,549	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	6.838895	8.552690	25.06%	61,368	2009
	10.000000	6.838895	-31.61%	128,487	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	8.305104	9.656186	16.27%	106,046	2009
	10.000000	8.305104	-16.95%	46,092	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.865476	10.603308	7.48%	15,758	2009
	10.000000	9.865476	-1.35%	1,740	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.849433	11.330708	15.04%	24,793	2009
	10.000000	9.849433	-1.51%	2,795	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	14.104539	22.758326	61.35%	984	2009
	33.799667	14.104539	-58.27%	1,520	2008
	23.500696	33.799667	43.82%	1,625	2007
	17.397252	23.500696	35.08%	1,696	2006
	13.275190	17.397252	31.05%	3,451	2005
	11.128016	13.275190	19.30%	3,698	2004
	6.815122	11.128016	63.28%	8,385	2003
	8.137235	6.815122	-16.25%	12,050	2002
	8.686950	8.137235	-6.33%	102,549	2001
	10.000000	8.686950	-13.13%	77	2000*

64

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	15.507825	25.048732	61.52%	158,006	2009
	37.222183	15.507825	-58.34%	175,724	2008
	25.885813	37.222183	43.79%	242,912	2007
	19.173227	25.885813	35.01%	238,201	2006
	14.628417	19.173227	31.07%	284,159	2005
	12.261030	14.628417	19.31%	195,935	2004
	7.511024	12.261030	63.24%	187,507	2003
	10.000000	7.511024	-24.89%	46,964	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.304243	15.527093	1.46%	1,067,808	2009
	14.380053	15.304243	6.43%	1,587,917	2008
	13.583305	14.380053	5.87%	1,674,663	2007
	13.303332	13.583305	2.10%	1,905,194	2006
	13.038934	13.303332	2.03%	2,169,251	2005
	12.780385	13.038934	2.02%	2,564,169	2004
	12.681945	12.780385	0.78%	3,639,856	2003
	11.565612	12.681945	9.65%	5,225,533	2002
	10.914977	11.565612	5.96%	3,831,848	2001
	9.816007	10.914977	11.20%	2,634,608	2000

NVIT NVIT Growth Fund: Class I - Q/NQ	5.126544	6.760382	31.87%	90,456	2009
	8.465669	5.126544	-39.44%	89,488	2008
	7.168076	8.465669	18.10%	132,531	2007
	6.833425	7.168076	4.90%	148,574	2006
	6.494037	6.833425	5.23%	194,065	2005
	6.077202	6.494037	6.86%	239,555	2004
	4.633836	6.077202	31.15%	318,595	2003
	6.580071	4.633836	-29.58%	423,119	2002
	9.268169	6.580071	-29.00%	593,660	2001
	12.767993	9.268169	-27.41%	557,986	2000

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.608175	8.396757	27.07%	15,649	2009
	11.752968	6.608175	-43.77%	11,260	2008
	10.875421	11.752968	8.07%	20,174	2007
	10.000000	10.875421	8.75%	5,777	2006*

65

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.725789	12.223295	25.68%	143,175	2009
	15.586769	9.725789	-37.60%	172,321	2008
	14.889933	15.586769	4.68%	116,748	2007
	12.895102	14.889933	15.47%	216,197	2006
	12.092189	12.895102	6.64%	216,428	2005
	10.733522	12.092189	12.66%	134,449	2004
	8.238400	10.733522	30.29%	79,734	2003
	10.000000	8.238400	-17.62%	30,145	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.546847	15.47%	2,580	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.106579	21.07%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.337840	12.219414	7.78%	422,236	2009
	12.211001	11.337840	-7.15%	338,577	2008
	11.728967	12.211001	4.11%	308,249	2007
	11.181789	11.728967	4.89%	408,314	2006
	10.954966	11.181789	2.07%	502,674	2005
	10.595099	10.954966	3.40%	618,704	2004
	9.938018	10.595099	6.61%	634,001	2003
	10.000000	9.938018	-0.62%	304,523	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.523064	12.386263	17.71%	1,029,148	2009
	13.867663	10.523064	-24.12%	864,011	2008
	13.285144	13.867663	4.38%	899,262	2007
	12.075166	13.285144	10.02%	1,127,049	2006
	11.601416	12.075166	4.08%	1,226,568	2005
	10.720050	11.601416	8.22%	1,211,494	2004
	9.037949	10.720050	18.61%	924,996	2003
	10.000000	9.037949	-9.62%	792,009	2002*

66

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.131069	12.451067	22.90%	352,068	2009
	14.945964	10.131069	-32.22%	409,812	2008
	14.251945	14.945964	4.87%	528,523	2007
	12.593401	14.251945	13.17%	513,363	2006
	11.904051	12.593401	5.79%	594,687	2005
	10.748772	11.904051	10.75%	449,390	2004
	8.590418	10.748772	25.13%	358,022	2003
	10.000000	8.590418	-14.10%	218,737	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.008504	12.460165	13.19%	350,449	2009
	13.115336	11.008504	-16.06%	430,796	2008
	12.540694	13.115336	4.58%	500,257	2007
	11.706575	12.540694	7.13%	549,827	2006
	11.339678	11.706575	3.24%	687,783	2005
	10.710627	11.339678	5.87%	716,716	2004
	9.534557	10.710627	12.33%	647,159	2003
	10.000000	9.534557	-4.65%	373,572	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.596330	22.424067	35.11%	301,649	2009
	26.438587	16.596330	-37.23%	394,750	2008
	24.880577	26.438587	6.26%	415,506	2007
	22.915733	24.880577	8.57%	674,837	2006
	20.689986	22.915733	10.76%	790,374	2005
	18.094597	20.689986	14.34%	875,991	2004
	13.601153	18.094597	33.04%	952,793	2003
	16.253946	13.601153	-16.32%	847,029	2002
	16.670157	16.253646	-2.50%	774,456	2001
	14.644558	16.670157	13.83%	500,113	2000

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.179942	12.038832	-1.16%	2,397,928	2009
	12.079795	12.179942	0.83%	4,218,312	2008
	11.668105	12.079795	3.53%	4,728,112	2007
	11.297619	11.668105	3.28%	2,927,858	2006
	11.137309	11.297619	1.44%	3,619,577	2005
	11.181852	11.137309	-0.40%	3,868,076	2004
	11.247296	11.181852	-0.58%	5,474,622	2003
	11.247642	11.247296	0.00%	15,980,726	2002
	10.989031	11.247642	2.35%	31,961,986	2001
	10.489614	10.989031	4.76%	22,585,655	2000

67

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.319676	15.139348	22.89%	528,020	2009
	15.076201	12.319676	-18.28%	546,463	2008
	14.585737	15.076201	3.36%	783,112	2007
	14.081135	14.585737	3.58%	766,664	2006
	13.947624	14.081135	0.96%	947,362	2005
	13.251194	13.947624	5.26%	821,863	2004
	11.962673	13.251194	10.77%	863,477	2003
	11.293959	11.962673	5.92%	1,268,863	2002
	10.972282	11.293959	2.93%	810,790	2001
	10.510552	10.972282	4.39%	752,806	2000

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.091001	8.212008	34.82%	612,742	2009
	10.000000	6.091001	-39.09%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.870601	15.227625	28.28%	160,324	2009
	22.388260	11.870601	-46.98%	221,742	2008
	22.016277	22.388260	1.69%	346,346	2007
	18.153613	22.016277	21.28%	487,073	2006
	16.397022	18.153613	10.71%	398,762	2005
	13.800078	16.397022	18.82%	247,808	2004
	10.000000	13.800078	38.00%	25,231	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.313352	8.094976	28.22%	51,666	2009
	10.000000	6.313352	-36.87%	1,479	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.297572	7.927560	25.88%	17,082	2009
	10.000000	6.297572	-37.02%	1,730	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ					2009

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.219739	7.786307	25.19%	580,191	2009
	10.000000	6.219739	-37.80%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.703532	8.641112	28.90%	637,675	2009
	10.000000	6.703532	-32.96%	0	2008*

68

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	9.087220	11.443667	25.93%	151,634	2009
	17.166371	9.087220	-47.06%	169,747	2008
	15.832320	17.166371	8.43%	193,255	2007
	15.526190	15.832320	1.97%	237,194	2006
	14.537994	15.526190	6.80%	346,746	2005
	12.973972	14.537994	12.06%	404,880	2004
	9.780139	12.973972	32.66%	504,466	2003
	14.838618	9.780139	-34.09%	569,194	2002
	16.846010	14.838618	-11.92%	543,093	2001
	20.338511	16.846010	-17.17%	361,192	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	20.818097	25.960286	24.70%	220,628	2009
	31.056789	20.818097	-32.97%	303,460	2008
	33.763890	31.056789	-8.02%	404,174	2007
	29.134444	33.763890	15.89%	578,547	2006
	28.608182	29.134444	1.84%	712,359	2005
	24.685368	28.608182	15.89%	962,750	2004
	15.928613	24.685368	54.98%	1,158,751	2003
	22.134881	15.928613	-28.04%	1,246,122	2002
	17.466310	22.134881	26.73%	1,305,574	2001
	15.896867	17.466310	9.87%	647,487	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.176615	22.859607	33.09%	375,098	2009
	28.126986	17.176615	-38.93%	473,153	2008
	27.876127	28.126986	0.90%	589,402	2007
	25.182239	27.876127	10.70%	745,503	2006
	22.692159	25.182239	10.97%	931,725	2005
	19.296948	22.692159	17.59%	1,053,224	2004
	13.850506	19.296948	39.32%	1,154,936	2003
	16.957444	13.850506	-18.32%	1,335,391	2002
	18.398225	16.957444	-7.83%	1,648,019	2001
	17.099098	18.398225	7.60%	916,002	2000

69

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.741250	10.890161	24.58%	276,565	2009
	15.138387	8.741250	-42.26%	340,712	2008
	14.164409	15.138387	6.88%	468,647	2007
	12.616582	14.164409	12.27%	530,479	2006
	11.884933	12.616582	6.16%	631,200	2005
	10.960481	11.884933	8.43%	907,235	2004
	8.699902	10.960481	25.98%	964,308	2003
	10.654646	8.699902	-18.35%	964,022	2002
	12.230458	10.654646	-12.88%	1,127,792	2001
	12.646339	12.230458	-3.29%	1,021,191	2000

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.601154	7.240299	29.26%	702,064	2009
	10.000000	5.601154	-43.99%	29,298	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.863610	10.438093	5.82%	321,518	2009
	10.000000	9.863610	-1.36%	43,502	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.955200	29.55%	4,096	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.929827	29.30%	5,981	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.463794	10.749552	27.01%	131,911	2009
	13.596107	8.463794	-37.75%	180,028	2008
	14.074146	13.596107	-3.40%	321,678	2007
	12.289836	14.074146	14.52%	310,960	2006
	11.931935	12.289836	3.00%	377,848	2005
	10.278230	11.931935	16.09%	520,577	2004
	7.914998	10.278230	29.86%	220,375	2003
	10.702140	7.914998	-26.04%	211,589	2002
	12.331560	10.702140	-13.21%	219,542	2001
	13.963829	12.331560	-11.69%	242,410	2000

70

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.090864	14.408162	42.78%	376,673	2009
	18.747026	10.090864	-46.17%	477,549	2008
	16.623801	18.747026	12.77%	606,785	2007
	15.586311	16.623801	6.66%	785,563	2006
	15.009784	15.586311	3.84%	1,062,887	2005
	14.206657	15.009784	5.65%	1,332,157	2004
	10.981083	14.206657	29.37%	1,418,068	2003
	15.196200	10.981083	-27.74%	1,573,111	2002
	17.594890	15.196200	-13.63%	1,706,049	2001
	17.848621	17.594890	-1.42%	1,264,215	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.672499	18.870882	38.02%	372,166	2009
	23.139603	13.672499	-40.91%	489,994	2008
	22.026248	23.139603	5.05%	682,233	2007
	18.942389	22.026248	16.28%	865,041	2006
	16.767687	18.942389	12.97%	878,812	2005
	14.238187	16.767687	17.77%	751,092	2004
	10.000000	14.238187	42.38%	516,572	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.632507	11.921033	38.09%	576,880	2009
	14.608429	8.632507	-40.91%	714,971	2008
	13.907967	14.608429	5.04%	899,289	2007
	11.960386	13.907967	16.28%	1,078,241	2006
	10.590024	11.960386	12.94%	1,375,615	2005
	8.994884	10.590024	17.73%	1,626,012	2004
	6.365520	8.994884	41.31%	2,029,238	2003
	8.274485	6.365520	-23.07%	4,057,283	2002
	9.521827	8.274485	-13.10%	2,345,578	2001
	10.000000	9.521827	-4.78%	481,891	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.998588	2.502869	25.23%	50,623	2009
	9.583349	1.998588	-79.15%	3,097	2008
	10.000000	9.583349	-4.17%	63,934	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.188435	2.709588	23.81%	970	2009
	10.385859	2.188435	-78.93%	970	2008
	10.523389	10.385859	-1.31%	4,989	2007
	10.000000	10.523389	5.23%	97,595	2006*

71

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.474608	12.008692	26.75%	484,154	2009
	15.585693	9.474608	-39.21%	602,824	2008
	15.107682	15.585693	3.16%	804,008	2007
	13.293323	15.107682	13.65%	972,356	2006
	12.695602	13.293323	4.71%	1,233,955	2005
	11.739303	12.695602	8.15%	1,443,952	2004
	9.376475	11.739303	25.20%	1,626,803	2003
	11.687410	9.376475	-19.77%	1,620,772	2002
	13.168121	11.687410	-11.24%	1,708,365	2001
	14.609212	13.168121	-9.86%	1,567,021	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	6.003438	8.137614	35.55%	110,836	2009
	9.773861	6.003438	-38.58%	85,657	2008
	10.014381	9.773861	-2.40%	90,730	2007
	10.000000	10.014381	0.14%	55,793	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	8.753721	11.468790	31.02%	157,386	2009
	17.395944	8.753721	-49.68%	192,665	2008
	16.559762	17.395944	5.05%	228,261	2007
	16.279198	16.559762	1.72%	287,819	2006
	14.668150	16.279198	10.98%	462,444	2005
	12.394931	14.668150	18.34%	432,646	2004
	9.989064	12.394931	24.09%	492,433	2003
	14.001802	9.989064	-28.66%	504,990	2002
	20.620784	14.001802	-32.10%	711,960	2001
	23.512658	20.620784	-12.30%	817,893	2000

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.878232	8.78%	48,111	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.957755	9.58%	270,515	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.648071	9.313312	40.09%	128,979	2009
	11.733290	6.648071	-43.34%	171,913	2008
	10.557976	11.733290	11.13%	182,376	2007
	10.000000	10.557976	5.58%	165,365	2006*

72

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.053828	8.728985	23.75%	202,628	2009
	11.202172	7.053828	-37.03%	260,570	2008
	11.005533	11.202172	1.79%	211,639	2007
	10.000000	11.005533	10.06%	82,865	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.628030	10.429972	8.33%	26,726	2009
	10.852448	9.628030	-11.28%	37,910	2008
	10.416914	10.852448	4.18%	87,669	2007
	10.000000	10.416914	4.17%	7,681	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	27.761196	35.714045	28.65%	18,949	2009
	33.047924	27.761196	-16.00%	25,767	2008
	31.400371	33.047924	5.25%	34,221	2007
	28.681058	31.400371	9.48%	46,734	2006
	25.860301	28.681058	10.91%	69,016	2005
	23.781464	25.860301	8.74%	108,234	2004
	18.824701	23.781464	26.33%	357,141	2003
	17.444590	18.824700	7.91%	303,530	2002
	16.037786	17.444590	8.77%	102,752	2001
	14.572201	16.037786	10.06%	150,694	2000

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.734599	22.632505	110.84%	104,085	2009
	30.824302	10.734599	-65.17%	83,305	2008
	22.680384	30.824302	35.91%	125,472	2007
	16.451145	22.680384	37.87%	160,762	2006
	12.626866	16.451145	30.29%	163,746	2005
	10.000000	12.626866	26.27%	65,192	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	20.624175	43.438941	110.62%	25,163	2009
	59.271173	20.624175	-65.20%	28,439	2008
	43.595964	59.271173	35.96%	37,353	2007
	31.631833	43.595964	37.82%	61,195	2006
	24.254218	31.631833	30.42%	83,214	2005
	19.499977	24.254218	24.38%	106,213	2004
	12.800242	19.499977	52.34%	284,783	2003
	13.343009	12.800242	-4.07%	472,356	2002
	13.755231	13.343009	-3.00%	272,169	2001
	23.947713	13.755231	-42.56%	221,890	2000

73

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	17.594660	27.399871	55.73%	167,217	2009
	33.038793	17.594660	-46.75%	182,726	2008
	23.011470	33.038793	43.58%	224,635	2007
	18.701377	23.011470	23.05%	235,127	2006
	12.483933	18.701377	49.80%	260,426	2005
	10.000000	12.483933	24.84%	152,210	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	29.255507	45.534579	55.64%	23,780	2009
	54.963626	29.255507	-46.77%	25,550	2008
	38.274579	54.963626	43.60%	47,018	2007
	31.116907	38.274579	23.00%	85,008	2006
	20.764275	31.116907	49.86%	102,954	2005
	16.917457	20.764275	22.74%	155,325	2004
	11.826254	16.917457	43.05%	213,327	2003
	12.319065	11.826254	-4.00%	130,380	2002
	13.923943	12.319065	-11.53%	114,671	2001
	12.649846	13.923943	10.07%	81,053	2000

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.095791	30.96%	64,154	2009*

74

Maximum Optional Benefits Elected (Total 2.80%)
(Variable account charges of 2.80% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	11.080501	15.364531	38.66%	0	2009
	17.743184	11.080501	-37.55%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.338268	11.075263	7.13%	0	2009
	10.807779	10.338268	-4.34%	0	2008
	10.156560	10.807779	6.41%	0	2007
	10.285066	10.156560	-1.25%	0	2006
	10.417725	10.285066	-1.27%	0	2005
	10.129239	10.417725	2.85%	0	2004
	10.000000	10.129239	1.29%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	7.024654	8.063572	14.79%	0	2009
	11.048864	7.024654	-36.42%	0	2008
	11.376616	11.048864	-2.88%	0	2007
	9.995371	11.376616	13.82%	0	2006
	9.827333	9.995371	1.71%	0	2005
	8.947766	9.827333	9.83%	0	2004
	7.116360	8.947766	25.74%	0	2003

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.641367	9.651560	26.31%	0	2009
	10.392087	7.641367	-26.47%	0	2008
	10.945504	10.392087	-5.06%	0	2007
	10.000000	10.945504	9.46%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	9.728199	11.334045	16.51%	0	2009
	13.668992	9.728199	-28.83%	0	2008
	14.826859	13.668992	-7.81%	0	2007
	12.854772	14.826859	15.34%	0	2006
	12.590186	12.854772	2.10%	0	2005
	11.328947	12.590186	11.13%	0	2004
	9.037739	11.328947	25.35%	0	2003

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	11.949250	19.49%	0	2009*

75

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.102183	1.02%	3,494	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	8.980381	10.913380	21.52%	0	2009
	13.374065	8.980381	-32.85%	0	2008
	13.852287	13.374065	-3.45%	0	2007
	12.455279	13.852287	11.22%	0	2006
	11.948645	12.455279	4.24%	0	2005
	10.085497	11.948645	18.47%	0	2004
	7.530557	10.085497	33.93%	0	2003

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	5.136997	6.678660	30.01%	0	2009
	8.059862	5.136997	-36.26%	0	2008
	7.694269	8.059862	4.75%	0	2007
	7.248388	7.694269	6.15%	0	2006
	7.196386	7.248388	0.72%	0	2005
	6.970741	7.196386	3.24%	0	2004
	5.691372	6.970741	22.48%	0	2003

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	6.478090	7.954894	22.80%	0	2009
	10.603414	6.478090	-38.91%	0	2008
	10.365796	10.603414	2.29%	0	2007
	9.232631	10.365796	12.27%	0	2006
	9.072170	9.232631	1.77%	0	2005
	8.435823	9.072170	7.54%	0	2004
	6.760911	8.435823	24.77%	0	2003

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	7.269545	8.660039	19.13%	0	2009
	10.616604	7.269545	-31.53%	0	2008
	10.196819	10.616604	4.12%	0	2007
	9.005763	10.196819	13.23%	0	2006
	8.875845	9.005763	1.46%	0	2005
	8.692839	8.875845	2.11%	0	2004
	7.380586	8.692839	17.78%	0	2003

76

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	10.321568	12.082892	17.06%	0	2009
	11.453642	10.321568	-9.88%	0	2008
	11.183290	11.453642	2.42%	0	2007
	11.045689	11.183290	1.25%	0	2006
	11.217473	11.045689	-1.53%	0	2005
	11.137438	11.217473	0.72%	0	2004
	10.949614	11.137438	1.72%	0	2003

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	8.001673	9.656190	20.68%	0	2009
	10.987795	8.001673	-27.18%	0	2008
	10.406328	10.987795	5.59%	0	2007
	10.000000	10.406328	4.06%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	7.300625	9.138264	25.17%	0	2009
	11.162831	7.300625	-34.60%	0	2008
	10.426103	11.162831	7.07%	0	2007
	10.000000	10.426103	4.26%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	6.794969	8.678912	27.73%	0	2009
	11.289897	6.794969	-39.81%	0	2008
	10.446041	11.289897	8.08%	0	2007
	10.000000	10.446041	4.46%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	9.057684	11.944026	31.87%	0	2009
	16.239616	9.057684	-44.22%	0	2008
	14.220172	16.239616	14.20%	0	2007
	13.109309	14.220172	8.47%	0	2006
	11.541243	13.109309	13.59%	0	2005
	10.294495	11.541243	12.11%	0	2004
	8.251275	10.294495	24.76%	0	2003

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	5.821893	8.350939	43.44%	0	2009
	13.137711	5.821893	-55.69%	0	2008
	9.281768	13.137711	41.54%	0	2007
	10.000000	9.281768	-7.18%	0	2006*

77

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	6.762759	8.547432	26.39%	0	2009
	12.144305	6.762759	-44.31%	0	2008
	12.321441	12.144305	-1.44%	0	2007
	10.555716	12.321441	16.73%	0	2006
	10.267675	10.555716	2.81%	0	2005
	9.483867	10.267675	8.26%	0	2004
	7.492527	9.483867	26.58%	0	2003

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.096834	7.219171	41.64%	0	2009
	11.669454	5.096834	-56.32%	0	2008
	9.758739	11.669454	19.58%	0	2007
	9.533740	9.758739	2.36%	0	2006
	9.009154	9.533740	5.82%	0	2005
	8.657465	9.009154	4.06%	0	2004
	6.869092	8.657465	26.04%	0	2003

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	5.095996	6.347556	24.56%	0	2009
	9.936765	5.095996	-48.72%	0	2008
	8.058978	9.936765	23.30%	0	2007
	7.767612	8.058978	3.75%	0	2006
	7.561699	7.767612	2.72%	0	2005
	7.533675	7.561699	0.37%	0	2004
	5.836965	7.533675	29.07%	0	2003

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.244095	12.918876	39.75%	0	2009
	12.691556	9.244095	-27.16%	0	2008
	12.721185	12.691556	-0.23%	0	2007
	11.770806	12.721185	8.07%	0	2006
	11.810921	11.770806	-0.34%	0	2005
	11.100132	11.810921	6.40%	0	2004
	8.993929	11.100132	23.42%	0	2003

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.072891	9.895352	39.91%	0	2009
	9.699601	7.072891	-27.08%	0	2008
	10.000000	9.699601	-3.00%	0	2007*

78

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	9.731239	10.941422	12.44%	0	2009
	10.358069	9.731239	-6.05%	0	2008
	10.227336	10.358069	1.28%	0	2007
	10.087380	10.227336	1.39%	0	2006
	10.165687	10.087380	-0.77%	0	2005
	10.025521	10.165687	1.40%	0	2004
	10.000000	10.025521	0.26%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.438424	8.762439	36.10%	0	2009
	10.950780	6.438424	-41.21%	0	2008
	9.756903	10.950780	12.24%	0	2007
	10.000000	9.756903	-2.43%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	7.787736	9.570889	22.90%	0	2009
	14.273871	7.787736	-45.44%	0	2008
	12.531063	14.273871	13.91%	0	2007
	10.929475	12.531063	14.65%	0	2006
	9.450375	10.929475	15.65%	0	2005
	8.567007	9.450375	10.31%	0	2004
	6.154443	8.567007	39.20%	0	2003

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	9.680559	11.902041	22.95%	0	2009
	17.747234	9.680559	-45.45%	0	2008
	15.577878	17.747234	13.93%	0	2007
	13.586552	15.577878	14.66%	0	2006
	11.752519	13.586552	15.61%	0	2005
	10.653140	11.752519	10.32%	0	2004
	7.650567	10.653140	39.25%	0	2003

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	6.866244	10.504629	52.99%	0	2009
	14.469677	6.866244	-52.55%	0	2008
	14.099296	14.469677	2.63%	0	2007
	12.482441	14.099296	12.95%	0	2006
	12.521060	12.482441	-0.31%	0	2005
	11.300946	12.521060	10.80%	0	2004
	7.367940	11.300946	53.38%	0	2003

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.588748	10.002045	31.80%	0	2009
	11.099238	7.588748	-31.63%	0	2008
	11.007185	11.099238	0.84%	0	2007
	10.000000	11.007185	10.07%	0	2006*

79

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.210129	7.796103	25.54%	0	2009
	9.538874	6.210129	-34.90%	0	2008
	10.054554	9.538874	-5.13%	0	2007
	10.000000	10.054554	0.55%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.531010	8.268604	26.61%	0	2009
	10.000000	6.531010	-34.69%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.076711	10.196946	67.80%	0	2009
	13.210424	6.076711	-54.00%	0	2008
	10.561925	13.210424	25.08%	0	2007
	10.000000	10.561925	5.62%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	6.986531	9.316973	33.36%	0	2009
	12.059157	6.986531	-42.06%	0	2008
	10.748209	12.059157	12.20%	0	2007
	10.000000	10.748209	7.48%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.523182	13.293587	15.36%	0	2009
	11.162287	11.523182	3.23%	0	2008
	10.344284	11.162287	7.91%	0	2007
	10.000000	10.344284	3.44%	0	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.268858	9.702574	17.34%	0	2009
	14.828378	8.268858	-44.24%	0	2008
	13.655678	14.828378	8.59%	0	2007
	13.245580	13.655678	3.10%	0	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.250030	10.006120	38.01%	0	2009
	14.108628	7.250030	-48.61%	0	2008
	13.132093	14.108628	7.44%	0	2007
	11.620304	13.132093	13.01%	0	2006*

80

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Asset Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	16.168989	19.652954	21.55%	0	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.533825	10.692615	41.93%	0	2009
	13.918876	7.533825	-45.87%	0	2008
	10.481825	13.918876	32.79%	0	2007
	9.882088	10.481825	6.07%	0	2006
	9.031765	9.882088	9.41%	0	2005
	7.876570	9.031765	14.67%	0	2004
	6.739631	7.876570	16.87%	0	2003

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.210074	11.009530	52.70%	0	2009
	13.222443	7.210074	-45.47%	0	2008
	11.174415	13.222443	18.33%	0	2007
	10.649901	11.174415	4.93%	0	2006
	9.841009	10.649901	8.22%	0	2005
	10.040652	9.841009	-1.99%	0	2004
	7.020452	10.040652	43.02%	0	2003

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.307514	6.569138	52.50%	0	2009
	7.910212	4.307514	-45.54%	0	2008
	6.688093	7.910212	18.27%	0	2007
	6.380763	6.688093	4.82%	0	2006
	5.884322	6.380763	8.44%	0	2005
	6.019774	5.884322	-2.25%	0	2004
	4.227960	6.019774	42.38%	0	2003

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.232327	21.291629	74.06%	0	2009
	26.335796	12.232327	-53.55%	0	2008
	21.158399	26.335796	24.47%	0	2007
	14.837361	21.158399	42.60%	0	2006
	11.561495	14.837361	28.33%	0	2005
	10.019672	11.561495	15.39%	0	2004
	7.661258	10.019672	30.78%	0	2003

81

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	9.485235	16.509985	74.06%	0	2009
	20.429517	9.485235	-53.57%	0	2008
	16.420222	20.429517	24.42%	0	2007
	11.519963	16.420222	42.54%	0	2006
	8.981785	11.519963	28.26%	0	2005
	7.785565	8.981785	15.36%	0	2004
	5.953600	7.785565	30.77%	0	2003

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	8.784492	10.818077	23.15%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.206165	13.337878	19.02%	0	2009
	17.142496	11.206165	-34.63%	0	2008
	16.394070	17.142496	4.57%	0	2007
	13.995070	16.394070	17.14%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.308151	9.151815	10.15%	0	2009
	9.873439	8.308151	-15.85%	0	2008
	9.696717	9.873439	1.82%	0	2007
	9.573004	9.696717	1.29%	0	2006
	9.707882	9.573004	-1.39%	0	2005
	9.910320	9.707882	-2.04%	0	2004
	10.000000	9.910320	-0.90%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.911758	9.440023	19.32%	0	2009
	13.448917	7.911758	-41.17%	0	2008
	13.767669	13.448917	-2.32%	0	2007
	13.456536	13.767669	2.31%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	7.895143	10.085747	27.75%	0	2009
	13.413996	7.895143	-41.14%	0	2008
	12.826024	13.413996	4.58%	0	2007
	11.604312	12.826024	10.53%	0	2006
	11.171523	11.604312	3.87%	0	2005
	10.000000	11.171523	11.72%	0	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.204513	12.05%	0	2009*

82

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.328706	23.29%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.294286	8.750148	19.96%	0	2009
	10.686759	7.294286	-31.74%	0	2008
	10.360055	10.686759	3.15%	0	2007
	10.000000	10.360055	3.60%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.067839	9.884887	9.01%	0	2009
	10.350952	9.067839	-12.40%	0	2008
	10.342338	10.350952	0.08%	0	2007
	10.000000	10.342338	3.42%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.053080	9.707814	37.64%	0	2009
	11.825777	7.053080	-40.36%	0	2008
	10.639867	11.825777	11.15%	0	2007
	10.000000	10.639867	6.40%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	5.997264	8.090090	34.90%	0	2009
	11.060833	5.997264	-45.78%	0	2008
	10.171033	11.060833	8.75%	0	2007
	10.000000	10.171033	1.71%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.842946	7.422364	27.03%	0	2009
	9.706239	5.842946	-39.80%	0	2008
	10.000000	9.706239	-2.94%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.400540	13.340729	41.91%	0	2009
	13.430772	9.400540	-30.01%	0	2008
	13.399738	13.430772	0.23%	0	2007
	12.463071	13.399738	7.52%	0	2006
	12.522990	12.463071	-0.48%	0	2005
	11.702110	12.522990	7.01%	0	2004
	9.846069	11.702110	18.85%	0	2003

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.792795	11.065291	41.99%	0	2009
	11.150569	7.792795	-30.11%	0	2008
	11.121185	11.150569	0.26%	0	2007
	10.344229	11.121185	7.51%	0	2006
	10.000000	10.344229	3.44%	0	2005*

83

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.823813	11.125937	26.09%	0	2009

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	11.914214	15.016732	26.04%	0	2009
	22.717093	11.914214	-47.55%	0	2008
	18.383846	22.717093	23.57%	0	2007
	14.224602	18.383846	29.24%	0	2006
	11.241007	14.224602	26.54%	0	2005
	10.113202	11.241007	11.15%	0	2004
	7.687861	10.113202	31.55%	0	2003

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	8.490677	10.316479	21.50%	0	2009
	15.695545	8.490677	-45.90%	0	2008
	13.469645	15.695545	16.53%	0	2007
	11.007543	13.469645	22.37%	0	2006
	9.488687	11.007543	16.01%	0	2005
	8.439776	9.488687	12.43%	0	2004
	6.381493	8.439776	32.25%	0	2003

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	13.510802	16.415369	21.50%	0	2009
	24.968926	13.510802	-45.89%	0	2008
	21.420366	24.968926	16.57%	0	2007
	17.514673	21.420366	22.30%	0	2006
	15.097895	17.514673	16.01%	0	2005
	13.428934	15.097895	12.43%	0	2004
	10.000000	13.428934	34.29%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.084689	7.559816	48.68%	0	2009
	10.000000	5.084689	-49.15%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.062056	7.750430	27.85%	0	2009
	10.000000	6.062056	-39.38%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	6.292350	7.901850	25.58%	0	2009
	10.000000	6.292350	-37.08%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	7.838917	9.129721	16.47%	0	2009
	10.000000	7.838917	-21.61%	0	2008*

84

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	7.124031	8.597837	20.69%	0	2009
	10.000000	7.124031	-28.76%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	8.977627	9.862495	9.86%	0	2009
	10.000000	8.977627	-10.22%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	7.478232	8.864196	18.53%	0	2009
	10.000000	7.478232	-25.22%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	6.764627	8.322823	23.03%	0	2009
	10.000000	6.764627	-32.35%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	8.215074	9.396894	14.39%	0	2009
	10.000000	8.215074	-17.85%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.758691	10.318745	5.74%	0	2009
	10.000000	9.758691	-2.41%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.742839	11.026696	13.18%	0	2009
	10.000000	9.742839	-2.57%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.831355	21.956290	58.74%	0	2009
	33.693189	13.831355	-58.95%	0	2008
	23.813945	33.693189	41.49%	0	2007
	17.918416	23.813945	32.90%	0	2006
	13.897002	17.918416	28.94%	0	2005
	11.840925	13.897002	17.36%	0	2004
	7.370807	11.840925	60.65%	0	2003

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	13.907906	22.100858	58.91%	0	2009
	33.934109	13.907906	-59.01%	0	2008
	23.989282	33.934109	41.46%	0	2007
	18.060045	23.989282	32.83%	0	2006
	14.004972	18.060045	28.95%	0	2005
	11.931622	14.004972	17.38%	0	2004
	7.429260	11.931622	60.60%	0	2003

85

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.182521	12.159802	-0.19%	0	2009
	11.635178	12.182521	4.70%	0	2008
	11.172362	11.635178	4.14%	0	2007
	11.121681	11.172362	0.46%	0	2006
	11.079571	11.121681	0.38%	0	2005
	11.038626	11.079571	0.37%	0	2004
	11.133937	11.038626	-0.86%	0	2003

NVIT NVIT Growth Fund: Class I - Q/NQ	5.867269	7.611906	29.74%	0	2009
	9.848792	5.867269	-40.43%	0	2008
	8.477163	9.848792	16.18%	0	2007
	8.214083	8.477163	3.20%	0	2006
	7.934219	8.214083	3.53%	0	2005
	7.547142	7.934219	5.13%	0	2004
	5.849234	7.547142	29.03%	0	2003

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.326161	7.908176	25.01%	0	2009
	11.437095	6.326161	-44.69%	0	2008
	10.758307	11.437095	6.31%	0	2007
	10.000000	10.758307	7.58%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	8.684887	10.738307	23.64%	0	2009
	14.148318	8.684887	-38.62%	0	2008
	13.739493	14.148318	2.98%	0	2007
	12.094067	13.739493	13.61%	0	2006
	11.527106	12.094067	4.92%	0	2005
	10.400290	11.527106	10.83%	0	2004
	8.113853	10.400290	28.18%	0	2003

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.421675	14.22%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	11.975410	19.75%	0	2009*

86

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.124734	10.735313	6.03%	0	2009
	11.084019	10.124734	-8.65%	0	2008
	10.822672	11.084019	2.41%	0	2007
	10.487114	10.822672	3.20%	0	2006
	10.443029	10.487114	0.42%	0	2005
	10.266218	10.443029	1.72%	0	2004
	9.788002	10.266218	4.89%	0	2003

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	9.397013	10.881725	15.80%	0	2009
	12.587849	9.397013	-25.35%	0	2008
	12.258669	12.587849	2.69%	0	2007
	11.325043	12.258669	8.24%	0	2006
	11.059287	11.325043	2.40%	0	2005
	10.387269	11.059287	6.47%	0	2004
	8.901427	10.387269	16.69%	0	2003

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.046885	10.938546	20.91%	0	2009
	13.566652	9.046885	-33.32%	0	2008
	13.150794	13.566652	3.16%	0	2007
	11.811103	13.150794	11.34%	0	2006
	11.347783	11.811103	4.08%	0	2005
	10.415083	11.347783	8.96%	0	2004
	8.460596	10.415083	23.10%	0	2003

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.830579	10.946741	11.35%	0	2009
	11.904923	9.830579	-17.42%	0	2008
	11.571698	11.904923	2.88%	0	2007
	10.979319	11.571698	5.40%	0	2006
	10.809764	10.979319	1.57%	0	2005
	10.378140	10.809764	4.16%	0	2004
	9.390578	10.378140	10.52%	0	2003

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	8.843928	11.755908	32.93%	0	2009
	14.321306	8.843928	-38.25%	0	2008
	13.700429	14.321306	4.53%	0	2007
	12.825652	13.700429	6.82%	0	2006
	11.769884	12.825652	8.97%	0	2005
	10.462838	11.769884	12.49%	0	2004
	7.993851	10.462838	30.89%	0	2003

87

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.656987	9.390532	-2.76%	0	2009
	9.735239	9.656987	-0.80%	0	2008
	9.559098	9.735239	1.84%	0	2007
	9.407511	9.559098	1.61%	0	2006
	9.426258	9.407511	-0.20%	0	2005
	9.619743	9.426258	-2.01%	0	2004
	9.835321	9.619743	-2.19%	0	2003

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.854736	11.914299	20.90%	0	2009
	12.258317	9.854736	-19.61%	0	2008
	12.055767	12.258317	1.68%	0	2007
	11.829718	12.055767	1.91%	0	2006
	11.909897	11.829718	-0.67%	0	2005
	11.501450	11.909897	3.55%	0	2004
	10.553935	11.501450	8.98%	0	2003

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.024818	7.991263	32.64%	0	2009
	10.000000	6.024818	-39.75%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	10.821168	13.656507	26.20%	0	2009
	20.745991	10.821168	-47.84%	0	2008
	20.739088	20.745991	0.03%	0	2007
	17.381100	20.739088	19.32%	0	2006
	15.956891	17.381100	8.93%	0	2005
	13.650576	15.956891	16.90%	0	2004
	10.000000	13.650576	36.51%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.244736	7.877347	26.14%	0	2009
	10.000000	6.244736	-37.55%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.229093	7.714365	23.84%	0	2009
	10.000000	6.229093	-37.71%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.229179	7.823609	25.60%	149,560	2009

88

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.152116	7.576931	23.16%	0	2009
	10.000000	6.152116	-38.48%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.630696	8.408810	26.82%	0	2009
	10.000000	6.630696	-33.69%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	5.229333	6.478729	23.89%	0	2009
	10.041738	5.229333	-47.92%	0	2008
	9.414637	10.041738	6.66%	0	2007
	9.384246	9.414637	0.32%	0	2006
	8.931073	9.384246	5.07%	0	2005
	8.101413	8.931073	10.24%	0	2004
	6.207447	8.101413	30.51%	0	2003

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	8.064801	9.893930	22.68%	0	2009
	12.229773	8.064801	-34.06%	0	2008
	13.516037	12.229773	-9.52%	0	2007
	11.854253	13.516037	14.02%	0	2006
	11.831125	11.854253	0.20%	0	2005
	10.376786	11.831125	14.02%	0	2004
	6.805760	10.376786	52.47%	0	2003

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	8.592740	11.250488	30.93%	0	2009
	14.303051	8.592740	-39.92%	0	2008
	14.410196	14.303051	-0.74%	0	2007
	13.231327	14.410196	8.91%	0	2006
	12.118555	13.231327	9.18%	0	2005
	10.474920	12.118555	15.69%	0	2004
	7.641994	10.474920	37.07%	0	2003

NVIT NVIT Nationwide Fund: Class I - Q/NQ	6.729807	8.248436	22.57%	0	2009
	11.847340	6.729807	-43.20%	0	2008
	11.268563	11.847340	5.14%	0	2007
	10.201905	11.268563	10.46%	0	2006
	9.767983	10.201905	4.44%	0	2005
	9.156429	9.767983	6.68%	0	2004
	7.387404	9.156429	23.95%	0	2003

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.539956	7.045037	27.17%	0	2009
	10.000000	5.539956	-44.60%	0	2008*

89

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.756839	10.157941	4.11%	0	2009
	10.000000	9.756839	-2.43%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.814927	28.15%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.789798	27.90%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	6.336820	7.917841	24.95%	0	2009
	10.347466	6.336820	-38.76%	0	2008
	10.888605	10.347466	-4.97%	0	2007
	9.664193	10.888605	12.67%	0	2006
	9.536734	9.664193	1.34%	0	2005
	8.350133	9.536734	14.21%	0	2004
	6.535958	8.350133	27.76%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	5.097652	7.160820	40.47%	0	2009
	9.626981	5.097652	-47.05%	0	2008
	8.677941	9.626981	10.94%	0	2007
	8.269931	8.677941	4.93%	0	2006
	8.094719	8.269931	2.16%	0	2005
	7.787678	8.094719	3.94%	0	2004
	6.118473	7.787678	27.28%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	12.464026	16.924305	35.79%	0	2009
	21.442487	12.464026	-41.87%	0	2008
	20.748629	21.442487	3.34%	0	2007
	18.136480	20.748629	14.40%	0	2006
	16.317670	18.136480	11.15%	0	2005
	14.084003	16.317670	15.86%	0	2004
	10.000000	14.084003	40.84%	0	2003*

90

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.581803	11.659063	35.86%	0	2009
	14.762294	8.581803	-41.87%	0	2008
	14.287084	14.762294	3.33%	0	2007
	12.488041	14.287084	14.41%	0	2006
	11.238612	12.488041	11.12%	0	2005
	9.702830	11.238612	15.83%	0	2004
	6.979355	9.702830	39.02%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.944708	2.395976	23.20%	0	2009
	9.479293	1.944708	-79.48%	0	2008
	10.000000	9.479293	-5.21%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.094963	2.551860	21.81%	0	2009
	10.106755	2.094963	-79.27%	0	2008
	10.410109	10.106755	-2.91%	0	2007
	10.000000	10.410109	4.10%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	6.565778	8.187059	24.69%	0	2009
	10.978937	6.565778	-40.20%	0	2008
	10.818360	10.978937	1.48%	0	2007
	9.675327	10.818360	11.81%	0	2006
	9.391908	9.675327	3.02%	0	2005
	8.827365	9.391908	6.40%	0	2004
	7.166545	8.827365	23.17%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.747137	7.663967	33.35%	0	2009
	9.511102	5.747137	-39.57%	0	2008
	9.906509	9.511102	-3.99%	0	2007
	10.000000	9.906509	-0.93%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	4.877209	6.286480	28.90%	0	2009
	9.852451	4.877209	-50.50%	0	2008
	9.534100	9.852451	3.34%	0	2007
	9.526496	9.534100	0.08%	0	2006
	8.724542	9.526496	9.19%	0	2005
	7.493747	8.724542	16.42%	0	2004
	6.138481	7.493747	22.08%	0	2003

91

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.760148	7.60%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.838809	8.39%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.364333	8.771493	37.82%	0	2009
	11.417995	6.364333	-44.26%	0	2008
	10.444295	11.417995	9.32%	0	2007
	10.000000	10.444295	4.44%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.752814	8.221114	21.74%	0	2009
	10.901157	6.752814	-38.05%	0	2008
	10.887073	10.901157	0.13%	0	2007
	10.000000	10.887073	8.87%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.217569	9.823676	6.58%	0	2009
	10.560867	9.217569	-12.72%	0	2008
	10.304780	10.560867	2.49%	0	2007
	10.000000	10.304780	3.05%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	15.335483	19.409428	26.57%	0	2009
	18.556578	15.335483	-17.36%	0	2008
	17.923217	18.556578	3.53%	0	2007
	16.639741	17.923217	7.71%	0	2006
	15.249442	16.639741	9.12%	0	2005
	14.254376	15.249442	6.98%	0	2004
	11.468918	14.254376	24.29%	0	2003

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	9.947604	20.634207	107.43%	0	2009
	29.037096	9.947604	-65.74%	0	2008
	21.718677	29.037096	33.70%	0	2007
	16.011992	21.718677	35.64%	0	2006
	12.491325	16.011992	28.18%	0	2005
	10.000000	12.491325	24.91%	0	2004*

92

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	13.124124	27.195437	107.22%	0	2009
	38.341062	13.124124	-65.77%	0	2008
	28.667512	38.341062	33.74%	0	2007
	21.141424	28.667512	35.60%	0	2006
	16.476343	21.141424	28.31%	0	2005
	13.464658	16.476343	22.37%	0	2004
	8.983679	13.464658	49.88%	0	2003

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	16.305119	24.980315	53.21%	0	2009
	31.123033	16.305119	-47.61%	0	2008
	22.035864	31.123033	41.24%	0	2007
	18.202394	22.035864	21.06%	0	2006
	12.349923	18.202394	47.39%	0	2005
	10.000000	12.349923	23.50%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	18.286568	28.000916	53.12%	0	2009
	34.923264	18.286568	-47.64%	0	2008
	24.721668	34.923264	41.27%	0	2007
	20.428335	24.721668	21.02%	0	2006
	13.855153	20.428335	47.44%	0	2005
	11.474015	13.855153	20.75%	0	2004
	8.152874	11.474015	40.74%	0	2003

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	12.953957	29.54%	0	2009*

93

Appendix B: Condensed Financial Information (Waddell & Reed)

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.20%) and contracts with all optional benefits available on December 31, 2009 (the maximum Variable Account charge of 2.80%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                                1-800-848-6331, TDD 1-800-238-3035
writing:                                Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:                      www.waddell.com

No Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.674192	21.835756	23.55%	73,910	2009
	24.107427	17.674192	-26.69%	3,340	2008
	16.932234	24.107427	42.38%	3,269	2007
	14.263441	16.932234	18.71%	1,604	2006
	11.616363	14.263441	22.79%	202	2005
	10.377361	11.616363	11.94%	157	2004
	9.422201	10.377361	10.14%	99	2003
	9.233503	9.422201	2.04%	0	2002
	10.379906	9.233503	-11.04%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	10.894499	12.187343	11.87%	270	2009
	13.957586	10.894499	-21.95%	117	2008
	12.429399	13.957586	12.29%	147	2007
	11.311806	12.429399	9.88%	413	2006
	10.902171	11.311806	3.76%	101	2005
	10.129507	10.902171	7.63%	101	2004
	8.608933	10.129507	17.66%	101	2003
	9.514063	8.608933	-9.51%	0	2002
	10.238551	9.514063	-7.08%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.214006	13.990719	5.88%	1,832	2009
	13.332908	13.214006	-0.89%	1,832	2008
	12.771687	13.332908	4.39%	1,614	2007
	12.400171	12.771687	3.00%	762	2006
	12.350979	12.400171	0.40%	135	2005
	12.034015	12.350979	2.63%	91	2004
	11.690957	12.034015	2.93%	42	2003
	10.858121	11.690957	7.67%	0	2002
	10.226347	10.858121	6.18%	0	2001

94

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	7.539773	9.238765	22.53%	2,504	2009
	11.699359	7.539773	-35.55%	1,918	2008
	10.385371	11.699359	12.65%	2,019	2007
	8.984926	10.385371	15.59%	1,965	2006
	8.342395	8.984926	7.70%	145	2005
	7.706275	8.342395	8.25%	81	2004
	6.651356	7.706275	15.86%	0	2003
	8.590536	6.651356	-22.57%	0	2002
	10.219013	8.590536	-15.94%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	10.168397	11.842989	16.47%	1,630	2009
	16.059891	10.168397	-36.68%	1,630	2008
	13.927831	16.059891	15.31%	1,376	2007
	12.161212	13.927831	14.53%	628	2006
	10.889524	12.161212	11.68%	0	2005
	10.000000	10.889524	8.90%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	7.351862	10.204060	38.80%	0	2009
	13.817893	7.351862	-46.79%	0	2008
	9.244437	13.817893	49.47%	0	2007
	10.000000	9.244437	-7.56%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	8.211874	14.088146	71.56%	91	2009
	21.567268	8.211874	-61.92%	91	2008
	15.212637	21.567268	41.77%	0	2007
	12.269102	15.212637	23.99%	0	2006
	10.000000	12.269102	22.69%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	7.377185	9.262002	25.55%	240	2009
	11.447833	11.717152	21.44%	62	2008
	9.426908	11.447833	21.44%	62	2007
	9.083547	9.426908	3.78%	160	2006
	8.265413	9.083547	9.90%	349	2005
	8.097972	8.265413	2.07%	218	2004
	6.660519	8.097972	21.58%	62	2003
	8.565867	6.660519	-22.24%	0	2002
	10.121935	8.565867	-15.37%	0	2001

95

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	11.817089	17.095068	44.66%	0	2009
	15.298564	11.817089	-22.76%	1,462	2008
	14.909699	15.298564	2.61%	1,462	2007
	13.685516	14.909699	8.95%	31	2006
	13.507495	13.685516	1.32%	88	2005
	12.444145	13.507495	8.54%	47	2004
	10.519093	12.444145	18.30%	0	2003
	10.866781	10.519093	-3.20%	0	2002
	10.074666	10.866781	7.86%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	8.256069	10.350505	25.37%	404	2009
	14.444150	8.256069	-42.84%	37	2008
	12.053681	14.444150	19.83%	101	2007
	10.083529	12.053681	19.54%	680	2006
	8.762162	10.083529	15.08%	0	2005
	7.779518	8.762162	12.63%	0	2004
	6.304344	7.779518	23.40%	0	2003
	7.796236	6.304344	-19.14%	0	2002
	10.147803	7.796236	-23.17%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	10.387686	14.056891	35.32%	1,162	2009
	18.209601	10.387686	-42.95%	1,162	2008
	16.774794	18.209601	8.55%	1,162	2007
	13.098654	16.774794	28.07%	535	2006
	11.926028	13.098654	9.83%	0	2005
	10.000000	11.926028	19.26%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	8.003237	11.171963	39.59%	0	2009
	15.588775	8.003237	-48.66%	0	2008
	14.817761	15.588775	5.20%	0	2007
	13.358941	14.817761	10.92%	0	2006
	11.186397	13.358941	19.42%	0	2005
	10.000000	11.186397	11.86%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	8.529179	12.359027	44.90%	0	2009
	13.537212	8.529179	-36.99%	0	2008
	12.167455	13.537212	11.26%	0	2007
	11.344145	12.167455	7.26%	0	2006
	10.000000	11.344145	13.44%	0	2005*

96

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	11.047768	11.026382	-0.19%	262	2009
	10.942913	11.047768	0.96%	262	2008
	10.587809	10.942913	3.35%	0	2007
	10.272515	10.587809	3.07%	0	2006
	10.144352	10.272515	1.26%	0	2005
	10.196865	10.144352	-0.51%	0	2004
	10.267819	10.196865	-0.69%	0	2003
	10.275484	10.267819	-0.07%	0	2002
	10.040129	10.275484	2.34%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	9.132678	11.154422	22.14%	191	2009
	14.451912	9.132678	-36.81%	14	2008
	17.428504	14.451912	-17.08%	35	2007
	13.559914	17.428504	28.53%	237	2006
	12.382955	13.559914	9.50%	0	2005
	10.000000	12.382955	23.83%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	9.300091	13.216844	42.12%	407	2009
	14.238658	9.300091	-34.68%	74	2008
	11.588637	14.238658	22.87%	151	2007
	10.873008	11.588637	6.58%	923	2006
	9.386064	10.873008	15.84%	293	2005
	8.172078	9.386064	14.86%	182	2004
	6.340194	8.172078	28.89%	30	2003
	8.442316	6.340194	-24.90%	0	2002
	9.701363	8.442316	-12.98%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	8.918006	11.870403	33.11%	236	2009
	14.840515	8.918006	-39.91%	44	2008
	13.233103	14.840515	12.15%	77	2007
	12.749111	13.233103	3.80%	447	2006
	11.430870	12.749111	11.53%	238	2005
	10.122782	11.430870	12.92%	147	2004
	7.546353	10.122782	34.14%	25	2003
	9.766240	7.546353	-22.73%	0	2002
	10.080492	9.766240	-3.12%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	9.235729	11.784563	27.60%	343	2009
	12.655021	9.235729	-27.02%	179	2008
	13.361412	12.655021	-5.29%	46	2007
	11.573723	13.361412	15.45%	310	2006
	11.247156	11.573723	2.90%	0	2005
	10.000000	11.247156	12.47%	0	2004*

97

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	9.591048	12.000501	25.12%	96	2009
	14.667394	9.591048	-34.61%	96	2008
	14.570214	14.667394	0.67%	96	2007
	12.616841	14.570214	15.48%	96	2006
	12.228753	12.616841	3.17%	96	2005
	10.790735	12.228753	13.33%	96	2004
	8.729604	10.790735	23.61%	97	2003

98

Maximum Optional Benefits Elected (Total 2.80%)
(Variable account charges of 2.80% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	16.168989	19.652954	21.55%	0	2009
	22.417819	16.168989	-27.87%	0	2008
	16.005782	22.417819	40.06%	0	2007
	13.704227	16.005782	16.79%	0	2006
	11.343944	13.704227	20.81%	0	2005
	10.300721	11.343944	10.13%	0	2004
	9.506527	10.300721	8.35%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	9.604960	10.570796	10.06%	0	2009
	12.508307	9.604960	-23.21%	0	2008
	11.323087	12.508307	10.47%	0	2007
	10.474097	11.323087	8.11%	0	2006
	10.260460	10.474097	2.08%	0	2005
	9.690154	10.260460	5.89%	0	2004
	8.370998	9.690154	15.76%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	11.214898	11.681880	4.16%	0	2009
	11.502043	11.214898	-2.50%	0	2008
	11.200188	11.502043	2.70%	0	2007
	11.052868	11.200188	1.33%	0	2006
	11.189734	11.052868	-1.22%	0	2005
	11.082030	11.189734	0.97%	0	2004
	10.943352	11.082030	1.27%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	7.008546	8.448798	20.55%	0	2009
	11.054510	7.008546	-36.60%	0	2008
	9.975291	11.054510	10.82%	0	2007
	8.771760	9.975291	13.72%	0	2006
	8.278115	8.771760	5.96%	0	2005
	7.772745	8.278115	6.50%	0	2004
	6.819099	7.772745	13.98%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	9.423117	10.797206	14.58%	0	2009
	15.128349	9.423117	-37.71%	0	2008
	13.337066	15.128349	13.43%	0	2007
	11.836465	13.337066	12.68%	0	2006
	10.772620	11.836465	9.88%	0	2005
	10.000000	10.772620	7.73%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	7.038022	9.610222	36.55%	0	2009
	13.446447	7.038022	-47.66%	0	2008
	9.144739	13.446447	47.04%	0	2007
	10.000000	9.144739	-8.55%	0	2006*

99

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	7.744754	13.071587	68.78%	0	2009
	20.676931	7.744754	-62.54%	0	2008
	14.825960	20.676931	39.46%	0	2007
	12.153472	14.825960	21.99%	0	2006
	10.000000	12.153472	21.53%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	6.960452	8.597336	23.52%	0	2009
	10.979339	11.237671	19.46%	0	2008
	9.190708	10.979339	19.46%	0	2007
	9.001334	9.190708	2.10%	0	2006
	8.325002	9.001334	8.12%	0	2005
	8.290621	8.325002	0.41%	0	2004
	6.931091	8.290621	19.61%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	9.784136	13.925222	42.32%	0	2009
	12.875368	9.784136	-24.01%	0	2008
	12.755755	12.875368	0.94%	0	2007
	11.900546	12.755755	7.19%	0	2006
	11.938557	11.900546	-0.32%	0	2005
	11.179707	11.938557	6.79%	0	2004
	9.605697	11.179707	16.39%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	7.791929	9.610451	23.34%	0	2009
	13.857069	7.791929	-43.77%	0	2008
	11.755038	13.857069	17.88%	0	2007
	9.995073	11.755038	17.61%	0	2006
	8.827805	9.995073	13.22%	0	2005
	7.966760	8.827805	10.81%	0	2004
	6.562269	7.966760	21.40%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	9.626346	12.815641	33.13%	0	2009
	17.153451	9.626346	-43.88%	0	2008
	16.063325	17.153451	6.79%	0	2007
	12.748863	16.063325	26.00%	0	2006
	11.798026	12.748863	8.06%	0	2005
	10.000000	11.798026	17.98%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	7.416376	10.185138	37.33%	0	2009
	14.684333	7.416376	-49.49%	0	2008
	14.189117	14.684333	3.49%	0	2007
	13.002256	14.189117	9.13%	0	2006
	11.066232	13.002256	17.49%	0	2005
	10.000000	11.066232	10.66%	0	2004*

100

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	8.044204	11.467602	42.56%	0	2009
	12.978190	8.044204	-38.02%	0	2008
	11.858028	12.978190	9.45%	0	2007
	11.237173	11.858028	5.53%	0	2006
	10.000000	11.237173	12.37%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	9.590812	9.417230	-1.81%	0	2009
	9.656159	9.590812	-0.68%	0	2008
	9.497453	9.656159	1.67%	0	2007
	9.365891	9.497453	1.40%	0	2006
	9.400865	9.365891	-0.37	0	2005
	9.605078	9.400865	-2.13%	0	2004
	9.831120	9.605078	-2.30%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	8.497343	10.210136	20.16%	0	2009
	13.669019	8.497343	-37.84%	0	2008
	16.757405	13.669019	-18.43%	0	2007
	13.251580	16.757405	26.46%	0	2006
	12.299980	13.251580	7.74%	0	2005
	10.000000	12.299980	23.00%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	9.362521	13.090188	39.81%	0	2009
	14.570724	9.362521	-35.74%	0	2008
	12.055072	14.570724	20.87%	0	2007
	11.496340	12.055072	4.86%	0	2006
	10.086950	11.496340	13.97%	0	2005
	8.926830	10.086950	13.00%	0	2004
	7.039641	8.926830	26.81%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	7.949149	10.409485	30.95%	0	2009
	13.446624	7.949149	-40.88%	0	2008
	12.188637	13.446624	10.32%	0	2007
	11.935708	12.188637	2.12%	0	2006
	10.877102	11.935708	9.73%	0	2005
	9.790918	10.877102	11.09%	0	2004
	7.418922	9.790918	31.97%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	8.558615	10.743728	25.53%	0	2009
	11.920731	8.558615	-28.20%	0	2008
	12.794570	11.920731	-6.83%	0	2007
	11.264615	12.794570	13.58%	0	2006
	11.126396	11.264615	1.24%	0	2005
	10.000000	11.126396	11.26%	0	2004*

101

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	8.462112	10.416479	23.10%	0	2009
	13.154524	8.462112	-35.67%	0	2008
	13.283672	13.154524	-0.97%	0	2007
	11.691521	13.283672	13.62%	0	2006
	11.517861	11.691521	1.51%	0	2005
	10.330666	11.517861	11.49%	0	2004
	8.494827	10.330666	21.61%	0	2003

102

Appendix C: Contract Types and Tax Information

Type of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from Q ualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the Contract Value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by nonnatural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an "agent" of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA or another eligible retirement plan; however, the amount rolled over from the IRA or another eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

103

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA or to another eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue

104

additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a), of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or Annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs and SEP IRAs

Distributions from IRAs and SEP IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner ' s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner ' s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner ' s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner ' s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner ' s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the Annuitization Date is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the

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contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner ' s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the Annuitization Date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner ' s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the Annuitant are not the same individual.

With respect to annuity distributions on or after the Annuitization Date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner ' s investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the Annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the Annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the Annuitization Date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner ' s death;

•	the result of a contract owner ' s disability (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner ' s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified

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deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the Annuitant dies before the contract is completely distributed, the balance may be included in the Annuitant ' s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the Annuitant.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or " other similar life event " such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax adviser.

Same-sex marriages, domestic partnership and other similar relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ( " DOMA " ), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder ' s spouse.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract, sometimes referred to as a " partial exchange. "   A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or " other similar life event " such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

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In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien ' s conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien ' s gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner ' s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only , "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

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Tax Changes

The foregoing tax information is based on Nationwide ' s understanding of federal tax laws.  It is NOT intended as tax advice.   All information is subject to change without notice.   You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner ' s death.  The distribution rules in the Internal Revenue Code make a distinction between " beneficiary " and " designated beneficiary " when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the Annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner ' s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner ' s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the Annuitization Date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the Annuitization Date, then the entire interest in the contract (consisting of either the death benefit or the Contract Value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner ' s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse ' s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

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(a)	the death of the Annuitant will be treated as the death of a contract owner;

(b)	any change of Annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  D istributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner ' s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner ' s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs and SEP IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA or SEP IRA of the contract owner.

The Worker, Retiree, and Employer Recovery Act of 2008 provides that the normal required distribution rules will not be applicable to defined contribution plans (which generally includes IRAs, TSAs and SEP IRAs) during 2009.  However, annuitized distributions from such plans may not receive the same exception and should continue to be made.  Consequently, if you desire to forego the distribution that would be required to be made to you during 2009, you should consult with your adviser and notify us of your decision.

If the contract owner ' s entire interest in a Tax Sheltered Annuity, IRA or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner ' s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the Contract Value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA or SEP IRA) or before the entire Contract Value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner ' s spouse, the applicable distribution period is the surviving spouse ' s remaining life expectancy using the surviving spouse ' s birthday for each distribution calendar year after the calendar year of the contract owner ' s death.  For calendar years after the death of the contract owner ' s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse ' s age in the calendar year of the spouse ' s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse ' s death;

(b)
if the designated beneficiary is not the contract owner ' s surviving spouse, the applicable distribution period is the designated beneficiary ' s remaining life expectancy using the designated beneficiary ' s birthday in the calendar year immediately following the calendar year of the contract owner ' s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner ' s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner ' s spouse, the applicable distribution period is the surviving spouse ' s remaining life expectancy using the surviving spouse ' s birthday for each distribution calendar year after the calendar year of the contract owner ' s death.  For calendar years after the death of the contract owner ' s surviving spouse, the applicable distribution period is the greater of (a) the contract owner ' s remaining life expectancy using the contract owner ' s birthday in the calendar year of the contract owner ' s death, reduced by one for each year thereafter; or (b) the spouse ' s remaining life expectancy using the spouse ' s age in the calendar year of the spouse ' s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse ' s death;

(b)
if the designated beneficiary is not the contract owner ' s surviving spouse, the applicable distribution period is the greater of (a) the contract owner ' s remaining life expectancy using the contract owner ' s birthday in the calendar year of the contract owner ' s death, reduced by

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one for each year thereafter; or (b) the designated beneficiary ' s remaining life expectancy using the designated beneficiary ' s birthday in the calendar year immediately following the calendar year of the contract owner ' s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner ' s remaining life expectancy using the contract owner ' s birthday in the calendar year of the contract owner ' s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRA and SEP IRAs, all or a portion of each distribution will be included in the recipient ' s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs or SEP IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

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STATEMENT OF ADDITIONAL INFORMATION
May 1, 2010

Individual Modified Single Premium Deferred Variable Annuity Contracts

Issued by Nationwide Life Insurance Company through its Nationwide Variable Account- 9

This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2010 .  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a member of the Nationwide group of companies.   Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1981 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  The Nationwide group of companies is one of America ' s largest insurance and financial services family of companies, with combined assets of over $140 billion as of December 31, 2009.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See "Underlying Mutual Fund Payments" located in the prospectus.

Distribution, Promotional and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account - 9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2009 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009 .  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold.  Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2009 , 2008 and 2007 , no underwriting commissions have been paid by Nationwide to NISC.

The contracts, which are offered continuously, are distributed by Waddell & Reed, Inc., 6300 Lamar Ave, Overland Park, Kansas 66202.   N o underwriting commissions have been paid by Nationwide to Waddell & Reed, Inc.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information (BOA)

The following charts represent the Accumulation Unit value for all classes of Accumulation Units for all asset fees for contracts issued as of December 31, 2009.  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).

No Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	6.204371	8.744818	40.95%	41,149	2009
	10.000000	6.204371	-37.96%	41,999	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.341243	12.349734	8.89%	691,028	2009
	11.664298	11.341243	-2.77%	648,504	2008
	10.782991	11.664298	8.17%	617,795	2007
	10.743070	10.782991	0.37%	620,296	2006
	10.705893	10.743070	0.35%	1,006,447	2005
	10.240855	10.705893	4.54%	936,508	2004
	10.000000	10.240855	2.41%	243,075	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	10.052611	11.729347	16.68%	329,607	2009
	15.554749	10.052611	-35.37%	410,167	2008
	15.755326	15.554749	-1.27%	523,547	2007
	13.618988	15.755326	15.69%	676,341	2006
	13.173845	13.618988	3.38%	796,076	2005
	11.800602	13.173845	11.64%	964,548	2004
	9.233496	11.800602	27.80%	1,046,056	2003
	11.591056	9.233496	-20.34%	1,224,719	2002
	12.802086	11.591056	-9.46%	1,377,248	2001
	14.495483	12.802086	-11.68%	1,188,175	2000

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.981902	10.247605	28.39%	215,961	2009
	10.679075	7.981902	-25.26%	187,451	2008
	11.064576	10.679075	-3.48%	140,010	2007
	10.000000	11.064576	10.65%	65,234	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	15.019486	17.786839	18.43%	657,464	2009
	20.761269	15.019486	-27.66%	854,598	2008
	22.153132	20.761269	-6.28%	1,079,275	2007
	18.896571	22.153132	17.23%	1,506,496	2006
	18.208834	18.896571	3.78%	1,609,777	2005
	16.119499	18.208834	12.96%	1,830,943	2004
	12.651422	16.119499	27.41%	1,935,045	2003
	14.654697	12.651422	-13.67%	2,187,107	2002
	13.147862	14.654697	11.46%	1,702,310	2001
	11.263216	13.147862	16.73%	562,778	2000

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.080182	20.80%	230,448	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.102183	1.02%	3,494	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	10.013642	12.369464	23.53%	129,925	2009
	14.670723	10.013642	-31.74%	251,070	2008
	14.947780	14.670723	-1.85%	192,467	2007
	13.223234	14.947780	13.04%	246,690	2006
	12.480627	13.223234	5.95%	272,374	2005
	10.364013	12.480627	20.42%	388,384	2004
	7.613403	10.364013	36.13%	373,575	2003
	10.000000	7.613403	-23.87%	78,616	2002*

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	7.705099	10.182340	32.15%	103,891	2009
	11.892933	7.705099	-35.21%	127,095	2008
	11.168633	11.892933	6.49%	179,811	2007
	10.351504	11.168633	7.89%	228,859	2006
	10.111287	10.351504	2.38%	299,218	2005
	9.635655	10.111287	4.94%	479,568	2004
	7.739942	9.635655	24.49%	517,520	2003
	11.025487	7.739942	-29.80%	597,585	2002
	14.414394	11.025487	-23.51%	770,125	2001
	16.397708	14.414394	-12.10%	794,428	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	9.289668	11.595206	24.82%	2,248,660	2009
	14.958510	9.289668	-37.90%	2,565,023	2008
	14.385200	14.958510	3.99%	3,073,234	2007
	12.605780	14.385200	14.12%	3,437,429	2006
	12.186711	12.605780	3.44%	3,986,409	2005
	11.148445	12.186711	9.31%	4,780,486	2004
	8.790442	11.148445	26.82%	5,185,679	2003
	11.460136	8.790442	-23.30%	5,523,412	2002
	13.209188	11.460136	-13.24%	6,231,637	2001
	14.736468	13.209188	-10.36%	5,480,063	2000

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.568422	12.797113	21.09%	282,514	2009
	15.183971	10.568422	-30.40%	341,135	2008
	14.346155	15.183971	5.84%	321,599	2007
	12.465876	14.346155	15.08%	454,697	2006
	12.087664	12.465876	3.13%	577,065	2005
	11.646776	12.087664	3.79%	707,308	2004
	9.728623	11.646776	19.72%	906,739	2003
	11.823034	9.728623	-17.71%	767,694	2002
	13.195948	11.823034	-10.40%	803,464	2001
	13.442893	13.195948	-1.84%	644,953	2000

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.801405	15.232405	18.99%	810,910	2009
	13.975403	12.801405	-8.40%	999,169	2008
	13.423384	13.975403	4.11%	1,148,323	2007
	13.044103	13.423384	2.91%	1,339,470	2006
	13.033001	13.044103	0.09%	1,880,752	2005
	12.730457	13.033001	2.38%	2,165,089	2004
	12.313044	12.730457	3.39%	2,970,535	2003
	11.401464	12.313040	8.00%	3,228,418	2002
	10.684388	11.401464	6.71%	2,254,148	2001
	9.790385	10.684388	9.13%	924,949	2000

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	8.358168	10.252378	22.66%	69,888	2009
	11.291189	8.358168	-25.98%	85,647	2008
	10.519576	11.291189	7.34%	26,270	2007
	10.000000	10.519576	5.20%	8,455	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	7.625956	9.702572	27.23%	18,789	2009
	11.471058	7.625956	-33.52%	13,124	2008
	10.539579	11.471058	8.84%	59,957	2007
	10.000000	10.539579	5.40%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	7.097840	9.214958	29.83%	4,391	2009
	11.601646	7.097840	-38.82%	8,069	2008
	10.559747	11.601646	9.87%	12,684	2007
	10.000000	10.559747	5.60%	3,229	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.365134	17.914214	34.04%	1,627,113	2009
	23.573218	13.365134	-43.30%	1,954,448	2008
	20.305885	23.573218	16.09%	2,365,253	2007
	18.417343	20.305885	10.25%	2,698,137	2006
	15.952706	18.417343	15.45%	2,988,619	2005
	13.999044	15.952706	13.96%	2,846,511	2004
	11.039054	13.999044	26.81%	2,623,187	2003
	12.335838	11.039050	-10.51%	2,860,206	2002
	14.247834	12.335838	-13.42%	2,560,723	2001
	15.457984	14.247834	-7.83%	2,464,577	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	6.081720	8.867305	45.80%	280,753	2009
	13.500848	6.081720	-54.95%	218,128	2008
	9.383035	13.500848	43.89%	277,389	2007
	10.000000	9.383035	-6.17%	62,767	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.190835	13.092259	28.47%	1,307,220	2009
	18.002932	10.190835	-43.39%	1,579,722	2008
	17.968073	18.002932	0.19%	2,065,849	2007
	15.144659	17.968073	18.64%	2,600,880	2006
	14.493567	15.144659	4.49%	3,129,168	2005
	13.170455	14.493567	10.05%	3,750,760	2004
	10.236736	13.170455	28.66%	4,198,863	2003
	12.483021	10.236736	-17.99%	3,759,981	2002
	13.313013	12.483021	-6.23%	3,313,379	2001
	12.440601	13.313013	7.01%	2,161,872	2000

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.583962	8.039293	43.97%	95,310	2009
	12.576778	5.583962	-55.60%	121,880	2008
	10.346265	12.576778	21.56%	150,346	2007
	9.944414	10.346265	4.04%	249,258	2006
	9.245533	9.944414	7.56%	275,861	2005
	8.740750	9.245533	5.78%	352,180	2004
	6.823011	8.740750	28.11%	456,212	2003
	8.844341	6.823011	-22.85%	599,897	2002
	10.463173	8.844341	-15.47%	744,505	2001
	12.785954	10.463173	-18.17%	831,500	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.372807	10.600829	26.61%	987,979	2009
	16.060924	8.372807	-47.87%	1,232,076	2008
	12.813873	16.060924	25.34%	1,563,356	2007
	12.151083	12.813873	5.45%	1,749,896	2006
	11.638000	12.151083	4.41%	2,222,758	2005
	11.407069	11.638000	2.02%	2,985,658	2004
	8.695091	11.407069	31.19%	3,893,831	2003
	12.608518	8.695091	-31.04%	4,193,087	2002
	15.512519	12.608518	-18.72%	5,367,579	2001
	17.653733	15.512519	-12.13%	4,474,920	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.563916	12.165048	42.05%	373,506	2009
	11.567096	8.563916	-25.96%	432,182	2008
	11.405362	11.567096	1.42%	607,521	2007
	10.382924	11.405362	9.85%	1,486,098	2006
	10.250064	10.382924	1.30%	2,014,138	2005
	9.477262	10.250064	8.15%	2,623,468	2004
	7.554754	9.477262	25.45%	4,691,548	2003
	7.379494	7.554754	2.37%	2,584,236	2002
	8.478210	7.379494	-12.96%	1,809,746	2001
	11.087928	8.478210	-23.54%	1,428,006	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.268321	10.335924	42.21%	498,535	2009
	9.806038	7.268321	-25.88%	524,743	2008
	10.000000	9.806038	-1.94%	222,668	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.674834	12.199820	14.29%	818,555	2009
	11.178437	10.674834	-4.51%	519,198	2008
	10.857668	11.178437	2.95%	350,720	2007
	10.536126	10.857668	3.05%	315,622	2006
	10.446445	10.536126	0.86%	277,105	2005
	10.135570	10.446445	3.07%	260,114	2004
	10.000000	10.135570	1.36%	127,064	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.725459	9.303679	38.34%	284,251	2009
	11.253265	6.725459	-40.24%	262,245	2008
	9.863182	11.253265	14.09%	327,147	2007
	10.000000	9.863182	-1.37%	249,682	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.850910	13.555045	24.92%	179,400	2009
	19.565247	10.850910	-44.54%	207,920	2008
	16.896770	19.565247	15.79%	255,347	2007
	14.499246	16.896770	16.54%	295,835	2006
	12.334722	14.499246	17.55%	364,353	2005
	11.000744	12.334722	12.13%	414,556	2004
	7.775040	11.000744	41.49%	502,898	2003
	9.879361	7.775040	-21.30%	658,946	2002
	12.702222	9.879361	-22.22%	1,245,153	2001
	15.900927	12.702222	-20.12%	976,921	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.794322	13.489945	24.97%	282,336	2009
	19.467718	10.794322	-44.55%	339,682	2008
	16.809880	19.467718	15.81%	427,602	2007
	14.424335	16.809880	16.54%	483,381	2006
	12.275838	14.424335	17.50%	630,854	2005
	10.947388	12.275838	12.13%	685,014	2004
	7.734738	10.947388	41.54%	553,471	2003
	10.000000	7.734738	-22.65%	267,256	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.656370	11.906264	55.51%	54,009	2009
	15.872344	7.656370	-51.76%	51,592	2008
	15.214228	15.872344	4.33%	90,482	2007
	13.252038	15.214228	14.81%	117,172	2006
	13.078442	13.252038	1.33%	237,304	2005
	11.612918	13.078442	12.62%	222,842	2004
	7.448995	11.612918	55.90%	354,501	2003
	10.000000	7.448995	-25.51%	104,063	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.926819	10.619457	33.97%	533,630	2009
	11.405666	7.926819	-30.50%	599,687	2008
	11.126930	11.405666	2.51%	682,436	2007
	10.000000	11.126930	11.27%	379,194	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.487052	8.277889	27.61%	154,238	2009
	9.802409	6.487052	-33.82%	245,245	2008
	10.164026	9.802409	-3.56%	140,280	2007
	10.000000	10.164026	1.64%	123,976	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.602655	8.496860	28.69%	6,713	2009
	10.000000	6.602655	-33.97%	30,465	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.347673	10.826778	70.56%	99,801	2009
	13.575240	6.347673	-53.24%	72,523	2008
	10.676971	13.575240	27.15%	109,119	2007
	10.000000	10.676971	6.77%	58,096	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.297905	9.892389	35.55%	66,494	2009
	12.392141	7.297905	-41.11%	104,479	2008
	10.865204	12.392141	14.05%	100,081	2007
	10.000000	10.865204	8.65%	11,057	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.036200	14.113920	17.26%	399,267	2009
	11.470459	12.036200	4.93%	335,052	2008
	10.456863	11.470459	9.69%	307,898	2007
	10.000000	10.456863	4.57%	126,814	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	6.185696	7.377654	19.27%	4,142	2009
	10.912533	6.185696	-43.32%	3,873	2008
	9.885895	10.912533	10.38%	4,327	2007
	10.000000	9.885895	-1.14%	2,237	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	5.755196	8.073745	40.29%	81,901	2009
	11.017691	5.755196	-47.76%	34,976	2008
	10.088107	11.017691	9.21%	41,123	2007
	10.000000	10.088107	0.88%	32,082	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.674192	21.835756	23.55%	73,910	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.441522	9.292757	44.26%	782,979	2009
	11.707458	6.441522	-44.98%	868,601	2008
	8.673028	11.707458	34.99%	875,530	2007
	8.044709	8.673028	7.81%	954,051	2006
	7.233815	8.044709	11.21%	1,249,001	2005
	6.206483	7.233815	16.55%	1,553,666	2004
	5.224689	6.206483	18.79%	1,959,393	2003
	6.290120	5.224689	-16.94%	2,427,101	2002
	8.145127	6.290120	-22.72%	3,326,994	2001
	10.000000	8.145127	-18.55%	3,201,547	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	8.039786	12.478522	55.21%	55,850	2009
	14.504483	8.039786	-44.57%	52,344	2008
	12.058365	14.504483	20.29%	56,771	2007
	11.306670	12.058365	6.65%	54,908	2006
	10.279283	11.306670	9.99%	60,349	2005
	10.317923	10.279283	-0.37%	122,486	2004
	7.097740	10.317923	45.37%	101,800	2003
	10.000000	7.097740	-29.02%	64,729	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.643381	4.097605	55.01%	253,456	2009
	4.775364	2.643381	-44.65%	287,640	2008
	3.971844	4.775364	20.23%	348,257	2007
	3.728118	3.971844	6.54%	436,999	2006
	3.382577	3.728118	10.22%	559,788	2005
	3.404379	3.382577	-0.64%	736,437	2004
	2.352398	3.404379	44.72%	981,046	2003
	4.030994	2.352398	-41.64%	1,284,653	2002
	6.509446	4.030994	-38.07%	3,050,682	2001
	10.000000	6.509446	-34.91%	2,408,388	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.639607	24.131758	76.92%	395,583	2009
	28.888141	13.639607	-52.78%	352,891	2008
	22.831314	28.888141	26.53%	437,663	2007
	15.752110	22.831314	44.94%	438,386	2006
	12.076286	15.752110	30.44%	292,581	2005
	10.296399	12.076286	17.29%	275,571	2004
	7.745526	10.296399	32.93%	299,904	2003
	10.000000	7.745526	-22.54%	270,052	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.977040	14.113259	76.92%	383,247	2009
	16.901767	7.977040	-52.80%	429,222	2008
	13.363752	16.901767	26.47%	595,755	2007
	9.224320	13.363752	44.88%	760,515	2006
	7.075935	9.224320	30.36%	935,163	2005
	6.034263	7.075935	17.26%	1,112,031	2004
	4.539769	6.034263	32.92%	1,464,289	2003
	6.189198	4.539769	-26.65%	1,958,619	2002
	8.181886	6.189198	-24.35%	3,768,139	2001
	10.000000	8.181886	-18.18%	3,150,414	2000*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.479322	11.865912	25.18%	103,134	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	7.820481	9.461369	20.98%	434,295	2009
	11.769084	7.820481	-33.55%	440,579	2008
	11.072036	11.769084	6.30%	329,513	2007
	10.000000	11.072036	10.72%	260,416	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.113768	10.204416	11.97%	517,015	2009
	10.655363	9.113768	-14.47%	474,409	2008
	10.294293	10.655363	3.51%	985,053	2007
	9.998849	10.294293	2.95%	1,137,130	2006
	9.975981	9.998849	0.23%	777,745	2005
	10.019076	9.975981	-0.43%	771,596	2004
	10.000000	10.019076	0.19%	388,918	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	5.783597	7.014399	21.28%	35,882	2009
	9.671730	5.783597	-40.20%	12,242	2008
	9.739699	9.671730	-0.70%	1,834	2007
	10.000000	9.739699	-2.60%	1,778	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.519760	11.062852	29.85%	23,859	2009
	14.240089	8.519760	-40.17%	23,062	2008
	13.394228	14.240089	6.32%	96,060	2007
	11.922729	13.394228	12.34%	37,665	2006
	11.292761	11.922729	5.58%	24,380	2005
	10.000000	11.292761	12.93%	10,161	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.327368	13.27%	28,184	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.463678	24.64%	7,237	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.619334	9.290525	21.93%	374,691	2009
	10.981885	7.619334	-30.62%	425,422	2008
	10.472825	10.981885	4.86%	499,797	2007
	10.000000	10.472825	4.73%	205,647	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.471637	10.494946	10.80%	608,123	2009
	10.636755	9.471637	-10.95%	657,340	2008
	10.454871	10.636755	1.74%	776,207	2007
	10.000000	10.454871	4.55%	144,229	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.367390	10.307303	39.90%	266,221	2009
	12.152287	7.367390	-39.37%	262,267	2008
	10.755666	12.152287	12.98%	256,462	2007
	10.000000	10.755666	7.56%	225,261	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.264678	8.589921	37.12%	418,260	2009
	11.366340	6.264678	-44.88%	301,663	2008
	10.281776	11.366340	10.55%	303,225	2007
	10.000000	10.281776	2.82%	160,013	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	6.004590	7.753245	29.12%	136,515	2009
	9.812784	6.004590	-38.81%	131,095	2008
	10.000000	9.812784	-1.87%	85,350	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.787009	15.559975	44.25%	173,402	2009
	15.161801	10.787009	-28.85%	224,912	2008
	14.880516	15.161801	1.89%	269,821	2007
	13.616913	14.880516	9.28%	378,655	2006
	13.461410	13.616913	1.16%	604,478	2005
	12.375393	13.461410	8.78%	2,177,370	2004
	10.244088	12.375393	20.81%	2,237,026	2003
	10.044539	10.244088	1.99%	1,894,472	2002
	9.755865	10.044539	2.96%	1,162,748	2001
	10.764664	9.755865	-9.37%	309,375	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.273481	11.940929	44.33%	2,122,928	2009
	11.646442	8.273481	-28.96%	2,037,747	2008
	11.426670	11.646442	1.92%	250,132	2007
	10.456788	11.426670	9.28%	1,610,469	2006
	10.000000	10.456788	4.57%	1,261,068	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.338511	10.687119	28.17%	1,147	2009
	15.645882	8.338511	-46.70%	1,147	2008
	12.455693	15.645882	25.61%	1,411	2007

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	13.284846	17.019966	28.12%	159,812	2009
	24.919078	13.284846	-46.69%	256,494	2008
	19.837629	24.919078	25.62%	330,985	2007
	15.101683	19.837629	31.36%	171,997	2006
	11.741561	15.101683	28.62%	98,805	2005
	10.392529	11.741561	12.98%	59,954	2004
	7.772433	10.392529	33.71%	38,163	2003
	6.500996	7.772433	-22.28%	20,076	2002
	9.222891	6.500996	-29.51%	24,662	2001
	10.000000	9.222891	-7.77%	3,925	2000*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.723883	13.244440	23.50%	32,098	2009
	19.501770	10.723883	-45.01%	38,826	2008
	16.463710	19.501770	18.45%	42,023	2007
	13.237138	16.463710	24.38%	46,767	2006
	11.226453	13.237138	17.91%	55,280	2005
	9.823812	11.226453	14.28%	71,751	2004
	7.307866	9.823812	34.43%	89,570	2003
	9.913802	7.307866	-26.29%	141,191	2002
	12.359900	9.913802	-19.79%	315,347	2001
	14.267173	12.359900	-13.37%	257,370	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.820780	18.303440	23.50%	32,570	2009
	26.944986	14.820780	-45.00%	30,536	2008
	22.739391	26.944986	18.49%	56,379	2007
	18.293047	22.739391	24.31%	75,386	2006
	15.514347	18.293047	17.91%	59,530	2005
	13.575979	15.514347	14.28%	23,070	2004
	10.000000	13.575979	35.76%	16,621	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.140642	7.768792	51.12%	818,512	2009
	10.000000	5.140642	-48.59%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.128718	7.964638	29.96%	0	2009
	10.000000	6.128718	-38.71%	7,013	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	6.361474	8.120150	27.65%	0	2009
	10.000000	6.361474	-36.39%	69,926	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	7.924860	9.381701	18.38%	114,196	2009
	10.000000	7.924860	-20.75%	136,399	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	7.202203	8.835230	22.67%	28,166	2009
	10.000000	7.202203	-27.98%	34,678	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.075933	10.134560	11.66%	184,192	2009
	10.000000	9.075933	-9.24%	4,854	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	7.560267	9.108906	20.48%	262,786	2009
	10.000000	7.560267	-24.40%	182,549	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	6.838895	8.552690	25.06%	61,368	2009
	10.000000	6.838895	-31.61%	128,487	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	8.305104	9.656186	16.27%	106,046	2009
	10.000000	8.305104	-16.95%	46,092	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.865476	10.603308	7.48%	15,758	2009
	10.000000	9.865476	-1.35%	1,740	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.849433	11.330708	15.04%	24,793	2009
	10.000000	9.849433	-1.51%	2,795	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	14.104539	22.758326	61.35%	984	2009
	33.799667	14.104539	-58.27%	1,520	2008
	23.500696	33.799667	43.82%	1,625	2007
	17.397252	23.500696	35.08%	1,696	2006
	13.275190	17.397252	31.05%	3,451	2005
	11.128016	13.275190	19.30%	3,698	2004
	6.815122	11.128016	63.28%	8,385	2003
	8.137235	6.815122	-16.25%	12,050	2002
	8.686950	8.137235	-6.33%	102,549	2001
	10.000000	8.686950	-13.13%	77	2000*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	15.507825	25.048732	61.52%	158,006	2009
	37.222183	15.507825	-58.34%	175,724	2008
	25.885813	37.222183	43.79%	242,912	2007
	19.173227	25.885813	35.01%	238,201	2006
	14.628417	19.173227	31.07%	284,159	2005
	12.261030	14.628417	19.31%	195,935	2004
	7.511024	12.261030	63.24%	187,507	2003
	10.000000	7.511024	-24.89%	46,964	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.304243	15.527093	1.46%	1,067,808	2009
	14.380053	15.304243	6.43%	1,587,917	2008
	13.583305	14.380053	5.87%	1,674,663	2007
	13.303332	13.583305	2.10%	1,905,194	2006
	13.038934	13.303332	2.03%	2,169,251	2005
	12.780385	13.038934	2.02%	2,564,169	2004
	12.681945	12.780385	0.78%	3,639,856	2003
	11.565612	12.681945	9.65%	5,225,533	2002
	10.914977	11.565612	5.96%	3,831,848	2001
	9.816007	10.914977	11.20%	2,634,608	2000

NVIT NVIT Growth Fund: Class I - Q/NQ	5.126544	6.760382	31.87%	90,456	2009
	8.465669	5.126544	-39.44%	89,488	2008
	7.168076	8.465669	18.10%	132,531	2007
	6.833425	7.168076	4.90%	148,574	2006
	6.494037	6.833425	5.23%	194,065	2005
	6.077202	6.494037	6.86%	239,555	2004
	4.633836	6.077202	31.15%	318,595	2003
	6.580071	4.633836	-29.58%	423,119	2002
	9.268169	6.580071	-29.00%	593,660	2001
	12.767993	9.268169	-27.41%	557,986	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.608175	8.396757	27.07%	15,649	2009
	11.752968	6.608175	-43.77%	11,260	2008
	10.875421	11.752968	8.07%	20,174	2007
	10.000000	10.875421	8.75%	5,777	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.725789	12.223295	25.68%	143,175	2009
	15.586769	9.725789	-37.60%	172,321	2008
	14.889933	15.586769	4.68%	116,748	2007
	12.895102	14.889933	15.47%	216,197	2006
	12.092189	12.895102	6.64%	216,428	2005
	10.733522	12.092189	12.66%	134,449	2004
	8.238400	10.733522	30.29%	79,734	2003
	10.000000	8.238400	-17.62%	30,145	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.546847	15.47%	2,580	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.106579	21.07%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.337840	12.219414	7.78%	422,236	2009
	12.211001	11.337840	-7.15%	338,577	2008
	11.728967	12.211001	4.11%	308,249	2007
	11.181789	11.728967	4.89%	408,314	2006
	10.954966	11.181789	2.07%	502,674	2005
	10.595099	10.954966	3.40%	618,704	2004
	9.938018	10.595099	6.61%	634,001	2003
	10.000000	9.938018	-0.62%	304,523	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.523064	12.386263	17.71%	1,029,148	2009
	13.867663	10.523064	-24.12%	864,011	2008
	13.285144	13.867663	4.38%	899,262	2007
	12.075166	13.285144	10.02%	1,127,049	2006
	11.601416	12.075166	4.08%	1,226,568	2005
	10.720050	11.601416	8.22%	1,211,494	2004
	9.037949	10.720050	18.61%	924,996	2003
	10.000000	9.037949	-9.62%	792,009	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.131069	12.451067	22.90%	352,068	2009
	14.945964	10.131069	-32.22%	409,812	2008
	14.251945	14.945964	4.87%	528,523	2007
	12.593401	14.251945	13.17%	513,363	2006
	11.904051	12.593401	5.79%	594,687	2005
	10.748772	11.904051	10.75%	449,390	2004
	8.590418	10.748772	25.13%	358,022	2003
	10.000000	8.590418	-14.10%	218,737	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.008504	12.460165	13.19%	350,449	2009
	13.115336	11.008504	-16.06%	430,796	2008
	12.540694	13.115336	4.58%	500,257	2007
	11.706575	12.540694	7.13%	549,827	2006
	11.339678	11.706575	3.24%	687,783	2005
	10.710627	11.339678	5.87%	716,716	2004
	9.534557	10.710627	12.33%	647,159	2003
	10.000000	9.534557	-4.65%	373,572	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.596330	22.424067	35.11%	301,649	2009
	26.438587	16.596330	-37.23%	394,750	2008
	24.880577	26.438587	6.26%	415,506	2007
	22.915733	24.880577	8.57%	674,837	2006
	20.689986	22.915733	10.76%	790,374	2005
	18.094597	20.689986	14.34%	875,991	2004
	13.601153	18.094597	33.04%	952,793	2003
	16.253946	13.601153	-16.32%	847,029	2002
	16.670157	16.253646	-2.50%	774,456	2001
	14.644558	16.670157	13.83%	500,113	2000

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.179942	12.038832	-1.16%	2,397,928	2009
	12.079795	12.179942	0.83%	4,218,312	2008
	11.668105	12.079795	3.53%	4,728,112	2007
	11.297619	11.668105	3.28%	2,927,858	2006
	11.137309	11.297619	1.44%	3,619,577	2005
	11.181852	11.137309	-0.40%	3,868,076	2004
	11.247296	11.181852	-0.58%	5,474,622	2003
	11.247642	11.247296	0.00%	15,980,726	2002
	10.989031	11.247642	2.35%	31,961,986	2001
	10.489614	10.989031	4.76%	22,585,655	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.319676	15.139348	22.89%	528,020	2009
	15.076201	12.319676	-18.28%	546,463	2008
	14.585737	15.076201	3.36%	783,112	2007
	14.081135	14.585737	3.58%	766,664	2006
	13.947624	14.081135	0.96%	947,362	2005
	13.251194	13.947624	5.26%	821,863	2004
	11.962673	13.251194	10.77%	863,477	2003
	11.293959	11.962673	5.92%	1,268,863	2002
	10.972282	11.293959	2.93%	810,790	2001
	10.510552	10.972282	4.39%	752,806	2000

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.091001	8.212008	34.82%	612,742	2009
	10.000000	6.091001	-39.09%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.870601	15.227625	28.28%	160,324	2009
	22.388260	11.870601	-46.98%	221,742	2008
	22.016277	22.388260	1.69%	346,346	2007
	18.153613	22.016277	21.28%	487,073	2006
	16.397022	18.153613	10.71%	398,762	2005
	13.800078	16.397022	18.82%	247,808	2004
	10.000000	13.800078	38.00%	25,231	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.313352	8.094976	28.22%	51,666	2009
	10.000000	6.313352	-36.87%	1,479	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.297572	7.927560	25.88%	17,082	2009
	10.000000	6.297572	-37.02%	1,730	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ					2009

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.219739	7.786307	25.19%	580,191	2009
	10.000000	6.219739	-37.80%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.703532	8.641112	28.90%	637,675	2009
	10.000000	6.703532	-32.96%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	9.087220	11.443667	25.93%	151,634	2009
	17.166371	9.087220	-47.06%	169,747	2008
	15.832320	17.166371	8.43%	193,255	2007
	15.526190	15.832320	1.97%	237,194	2006
	14.537994	15.526190	6.80%	346,746	2005
	12.973972	14.537994	12.06%	404,880	2004
	9.780139	12.973972	32.66%	504,466	2003
	14.838618	9.780139	-34.09%	569,194	2002
	16.846010	14.838618	-11.92%	543,093	2001
	20.338511	16.846010	-17.17%	361,192	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	20.818097	25.960286	24.70%	220,628	2009
	31.056789	20.818097	-32.97%	303,460	2008
	33.763890	31.056789	-8.02%	404,174	2007
	29.134444	33.763890	15.89%	578,547	2006
	28.608182	29.134444	1.84%	712,359	2005
	24.685368	28.608182	15.89%	962,750	2004
	15.928613	24.685368	54.98%	1,158,751	2003
	22.134881	15.928613	-28.04%	1,246,122	2002
	17.466310	22.134881	26.73%	1,305,574	2001
	15.896867	17.466310	9.87%	647,487	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.176615	22.859607	33.09%	375,098	2009
	28.126986	17.176615	-38.93%	473,153	2008
	27.876127	28.126986	0.90%	589,402	2007
	25.182239	27.876127	10.70%	745,503	2006
	22.692159	25.182239	10.97%	931,725	2005
	19.296948	22.692159	17.59%	1,053,224	2004
	13.850506	19.296948	39.32%	1,154,936	2003
	16.957444	13.850506	-18.32%	1,335,391	2002
	18.398225	16.957444	-7.83%	1,648,019	2001
	17.099098	18.398225	7.60%	916,002	2000

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.741250	10.890161	24.58%	276,565	2009
	15.138387	8.741250	-42.26%	340,712	2008
	14.164409	15.138387	6.88%	468,647	2007
	12.616582	14.164409	12.27%	530,479	2006
	11.884933	12.616582	6.16%	631,200	2005
	10.960481	11.884933	8.43%	907,235	2004
	8.699902	10.960481	25.98%	964,308	2003
	10.654646	8.699902	-18.35%	964,022	2002
	12.230458	10.654646	-12.88%	1,127,792	2001
	12.646339	12.230458	-3.29%	1,021,191	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.601154	7.240299	29.26%	702,064	2009
	10.000000	5.601154	-43.99%	29,298	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.863610	10.438093	5.82%	321,518	2009
	10.000000	9.863610	-1.36%	43,502	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.955200	29.55%	4,096	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.929827	29.30%	5,981	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.463794	10.749552	27.01%	131,911	2009
	13.596107	8.463794	-37.75%	180,028	2008
	14.074146	13.596107	-3.40%	321,678	2007
	12.289836	14.074146	14.52%	310,960	2006
	11.931935	12.289836	3.00%	377,848	2005
	10.278230	11.931935	16.09%	520,577	2004
	7.914998	10.278230	29.86%	220,375	2003
	10.702140	7.914998	-26.04%	211,589	2002
	12.331560	10.702140	-13.21%	219,542	2001
	13.963829	12.331560	-11.69%	242,410	2000

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.090864	14.408162	42.78%	376,673	2009
	18.747026	10.090864	-46.17%	477,549	2008
	16.623801	18.747026	12.77%	606,785	2007
	15.586311	16.623801	6.66%	785,563	2006
	15.009784	15.586311	3.84%	1,062,887	2005
	14.206657	15.009784	5.65%	1,332,157	2004
	10.981083	14.206657	29.37%	1,418,068	2003
	15.196200	10.981083	-27.74%	1,573,111	2002
	17.594890	15.196200	-13.63%	1,706,049	2001
	17.848621	17.594890	-1.42%	1,264,215	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.672499	18.870882	38.02%	372,166	2009
	23.139603	13.672499	-40.91%	489,994	2008
	22.026248	23.139603	5.05%	682,233	2007
	18.942389	22.026248	16.28%	865,041	2006
	16.767687	18.942389	12.97%	878,812	2005
	14.238187	16.767687	17.77%	751,092	2004
	10.000000	14.238187	42.38%	516,572	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.632507	11.921033	38.09%	576,880	2009
	14.608429	8.632507	-40.91%	714,971	2008
	13.907967	14.608429	5.04%	899,289	2007
	11.960386	13.907967	16.28%	1,078,241	2006
	10.590024	11.960386	12.94%	1,375,615	2005
	8.994884	10.590024	17.73%	1,626,012	2004
	6.365520	8.994884	41.31%	2,029,238	2003
	8.274485	6.365520	-23.07%	4,057,283	2002
	9.521827	8.274485	-13.10%	2,345,578	2001
	10.000000	9.521827	-4.78%	481,891	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.998588	2.502869	25.23%	50,623	2009
	9.583349	1.998588	-79.15%	3,097	2008
	10.000000	9.583349	-4.17%	63,934	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.188435	2.709588	23.81%	970	2009
	10.385859	2.188435	-78.93%	970	2008
	10.523389	10.385859	-1.31%	4,989	2007
	10.000000	10.523389	5.23%	97,595	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.474608	12.008692	26.75%	484,154	2009
	15.585693	9.474608	-39.21%	602,824	2008
	15.107682	15.585693	3.16%	804,008	2007
	13.293323	15.107682	13.65%	972,356	2006
	12.695602	13.293323	4.71%	1,233,955	2005
	11.739303	12.695602	8.15%	1,443,952	2004
	9.376475	11.739303	25.20%	1,626,803	2003
	11.687410	9.376475	-19.77%	1,620,772	2002
	13.168121	11.687410	-11.24%	1,708,365	2001
	14.609212	13.168121	-9.86%	1,567,021	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	6.003438	8.137614	35.55%	110,836	2009
	9.773861	6.003438	-38.58%	85,657	2008
	10.014381	9.773861	-2.40%	90,730	2007
	10.000000	10.014381	0.14%	55,793	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	8.753721	11.468790	31.02%	157,386	2009
	17.395944	8.753721	-49.68%	192,665	2008
	16.559762	17.395944	5.05%	228,261	2007
	16.279198	16.559762	1.72%	287,819	2006
	14.668150	16.279198	10.98%	462,444	2005
	12.394931	14.668150	18.34%	432,646	2004
	9.989064	12.394931	24.09%	492,433	2003
	14.001802	9.989064	-28.66%	504,990	2002
	20.620784	14.001802	-32.10%	711,960	2001
	23.512658	20.620784	-12.30%	817,893	2000

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.878232	8.78%	48,111	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.957755	9.58%	270,515	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.648071	9.313312	40.09%	128,979	2009
	11.733290	6.648071	-43.34%	171,913	2008
	10.557976	11.733290	11.13%	182,376	2007
	10.000000	10.557976	5.58%	165,365	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.053828	8.728985	23.75%	202,628	2009
	11.202172	7.053828	-37.03%	260,570	2008
	11.005533	11.202172	1.79%	211,639	2007
	10.000000	11.005533	10.06%	82,865	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.628030	10.429972	8.33%	26,726	2009
	10.852448	9.628030	-11.28%	37,910	2008
	10.416914	10.852448	4.18%	87,669	2007
	10.000000	10.416914	4.17%	7,681	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	27.761196	35.714045	28.65%	18,949	2009
	33.047924	27.761196	-16.00%	25,767	2008
	31.400371	33.047924	5.25%	34,221	2007
	28.681058	31.400371	9.48%	46,734	2006
	25.860301	28.681058	10.91%	69,016	2005
	23.781464	25.860301	8.74%	108,234	2004
	18.824701	23.781464	26.33%	357,141	2003
	17.444590	18.824700	7.91%	303,530	2002
	16.037786	17.444590	8.77%	102,752	2001
	14.572201	16.037786	10.06%	150,694	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.734599	22.632505	110.84%	104,085	2009
	30.824302	10.734599	-65.17%	83,305	2008
	22.680384	30.824302	35.91%	125,472	2007
	16.451145	22.680384	37.87%	160,762	2006
	12.626866	16.451145	30.29%	163,746	2005
	10.000000	12.626866	26.27%	65,192	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	20.624175	43.438941	110.62%	25,163	2009
	59.271173	20.624175	-65.20%	28,439	2008
	43.595964	59.271173	35.96%	37,353	2007
	31.631833	43.595964	37.82%	61,195	2006
	24.254218	31.631833	30.42%	83,214	2005
	19.499977	24.254218	24.38%	106,213	2004
	12.800242	19.499977	52.34%	284,783	2003
	13.343009	12.800242	-4.07%	472,356	2002
	13.755231	13.343009	-3.00%	272,169	2001
	23.947713	13.755231	-42.56%	221,890	2000

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	17.594660	27.399871	55.73%	167,217	2009
	33.038793	17.594660	-46.75%	182,726	2008
	23.011470	33.038793	43.58%	224,635	2007
	18.701377	23.011470	23.05%	235,127	2006
	12.483933	18.701377	49.80%	260,426	2005
	10.000000	12.483933	24.84%	152,210	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	29.255507	45.534579	55.64%	23,780	2009
	54.963626	29.255507	-46.77%	25,550	2008
	38.274579	54.963626	43.60%	47,018	2007
	31.116907	38.274579	23.00%	85,008	2006
	20.764275	31.116907	49.86%	102,954	2005
	16.917457	20.764275	22.74%	155,325	2004
	11.826254	16.917457	43.05%	213,327	2003
	12.319065	11.826254	-4.00%	130,380	2002
	13.923943	12.319065	-11.53%	114,671	2001
	12.649846	13.923943	10.07%	81,053	2000

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.095791	30.96%	64,154	2009*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	6.200164	8.730018	40.80%	4,717	2009
	10.000000	6.200164	-38.00%	4,602	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.276296	12.266583	8.78%	194,161	2009
	11.609253	11.276296	-2.87%	136,949	2008
	10.743037	11.609253	8.06%	66,853	2007
	10.714080	10.743037	0.27%	74,100	2006
	10.687792	10.714080	0.25%	93,049	2005
	10.233898	10.687792	4.44%	83,925	2004
	10.000000	10.233898	2.34%	27,995	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.947974	11.595507	16.56%	124,430	2009
	15.408481	9.947974	-35.44%	156,483	2008
	15.623076	15.408481	-1.37%	177,767	2007
	13.518310	15.623076	15.57%	190,624	2006
	13.089671	13.518310	3.27%	252,149	2005
	11.737071	13.089671	11.52%	322,667	2004
	9.193080	11.737071	27.67%	341,998	2003
	11.552029	9.193080	-20.42%	386,611	2002
	12.771997	11.552029	-9.55%	500,509	2001
	14.475981	12.771997	-11.77%	566,469	2000

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.960349	10.209581	28.26%	14,868	2009
	10.661044	7.960349	-25.33%	14,997	2008
	11.057147	10.661044	-3.58%	18,770	2007
	10.000000	11.057147	10.57%	17,907	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.863162	17.583894	18.31%	200,909	2009
	20.566055	14.863162	-27.73%	246,720	2008
	21.967196	20.566055	-6.38%	293,325	2007
	18.756880	21.967196	17.12%	363,284	2006
	18.092486	18.756880	3.67%	658,974	2005
	16.032727	18.092486	12.85%	817,281	2004
	12.596055	16.032727	27.28%	842,622	2003
	14.605357	12.596055	-13.76%	943,369	2002
	13.116946	14.605357	11.35%	1,040,133	2001
	11.248045	13.116946	16.62%	298,230	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.072012	20.72%	21,048	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.101626	1.02%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.946220	12.273737	23.40%	38,678	2009
	14.586751	9.946220	-31.81%	40,136	2008
	14.877364	14.586751	-1.95%	52,301	2007
	13.174239	14.877364	12.93%	63,306	2006
	12.446927	13.174239	5.84%	75,606	2005
	10.346504	12.446927	20.30%	83,263	2004
	7.608241	10.346504	35.99%	141,398	2003
	10.000000	7.608241	-23.92%	6,825	2002*

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	7.624873	10.066125	32.02%	40,903	2009
	11.781058	7.624873	-35.28%	45,499	2008
	11.074843	11.781058	6.38%	53,647	2007
	10.274954	11.074843	7.78%	108,499	2006
	10.046653	10.274954	2.27%	142,887	2005
	9.583764	10.046653	4.83%	174,707	2004
	7.706045	9.583764	24.37%	214,848	2003
	10.988353	7.706045	-29.87%	255,056	2002
	14.380518	10.988353	-23.59%	313,828	2001
	16.375662	14.380518	-12.18%	402,038	2000

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	9.192999	11.462933	24.69%	526,181	2009
	14.817894	9.192999	-37.96%	758,411	2008
	14.264491	14.817894	3.88%	876,863	2007
	12.512627	14.264491	14.00%	1,070,225	2006
	12.108868	12.512627	3.33%	1,464,225	2005
	11.088459	12.108868	9.20%	1,636,477	2004
	8.751979	11.088459	26.70%	1,804,120	2003
	11.421554	8.751979	-23.37%	1,964,372	2002
	13.178151	11.421554	-13.33%	2,453,460	2001
	14.716647	13.178151	-10.45%	2,800,585	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.458431	12.651120	20.97%	94,118	2009
	15.041197	10.458431	-30.47%	109,443	2008
	14.225733	15.041197	5.73%	120,217	2007
	12.373722	14.225733	14.97%	147,673	2006
	12.010432	12.373722	3.02%	192,074	2005
	11.584069	12.010432	3.68%	241,973	2004
	9.686029	11.584069	19.60%	276,376	2003
	11.783214	9.686029	-17.80%	318,727	2002
	13.164923	11.783214	-10.50%	341,263	2001
	13.424790	13.164923	-1.94%	318,884	2000

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.676743	15.068808	18.87%	242,731	2009
	13.853324	12.676743	-8.49%	235,281	2008
	13.319686	13.853324	4.01%	288,204	2007
	12.956412	13.319686	2.80%	318,411	2006
	12.958478	12.956412	-0.02%	417,931	2005
	12.670489	12.958478	2.27%	496,627	2004
	12.267458	12.670489	3.29%	576,977	2003
	11.370764	12.267458	7.89%	643,741	2002
	10.666472	11.370764	6.60%	698,151	2001
	9.783812	10.666472	9.02%	464,198	2000

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	8.335607	10.214361	22.54%	17,444	2009
	11.272131	8.335607	-26.05%	44,689	2008
	10.512515	11.272131	7.23%	37,402	2007
	10.000000	10.512515	5.13%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	7.605353	9.666584	27.10%	4,470	2009
	11.451684	7.605353	-33.59%	4,509	2008
	10.532507	11.451684	8.73%	39	2007
	10.000000	10.532507	5.33%	39	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	7.078673	9.180780	29.70%	351	2009
	11.582071	7.078673	-38.88%	1,574	2008
	10.552664	11.582071	9.75%	0	2007
	10.000000	10.552664	5.53%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.226050	17.709848	33.90%	420,733	2009
	23.351620	13.226050	-43.36%	479,217	2008
	20.135487	23.351620	15.97%	594,996	2007
	18.281239	20.135487	10.14%	768,487	2006
	15.850782	18.281239	15.33%	881,410	2005
	13.923698	15.850782	13.84%	816,094	2004
	10.990756	13.923698	26.69%	851,794	2003
	12.294307	10.990756	-10.60%	812,179	2002
	14.214337	12.294307	-13.51%	946,439	2001
	15.437189	14.214337	-7.92%	1,124,584	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	6.065267	8.834360	45.65%	49,906	2009
	13.478023	6.065267	-55.00%	38,821	2008
	9.376713	13.478023	43.74%	31,213	2007
	10.000000	9.376713	-6.23%	6,594	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.084737	12.942820	28.34%	284,351	2009
	17.833606	10.084737	-43.45%	343,602	2008
	17.817217	17.833606	0.09%	448,460	2007
	15.032685	17.817217	18.52%	579,819	2006
	14.400930	15.032685	4.39%	671,804	2005
	13.099526	14.400930	9.93%	853,519	2004
	10.191923	13.099526	28.53%	856,621	2003
	12.440995	10.191923	-18.08%	844,445	2002
	13.281731	12.440995	-6.33%	1,065,384	2001
	12.423854	13.281731	6.91%	956,975	2000

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.525804	7.947506	43.83%	51,733	2009
	12.458470	5.525804	-55.65%	54,421	2008
	10.259376	12.458470	21.43%	66,933	2007
	9.870863	10.259376	3.94%	84,067	2006
	9.186413	9.870863	7.45%	108,522	2005
	8.693663	9.186413	5.67%	139,756	2004
	6.793127	8.693663	27.98%	174,949	2003
	8.814543	6.793127	-22.93%	203,337	2002
	10.438575	8.814543	-15.56%	265,514	2001
	12.768758	10.438575	-18.25%	388,493	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.285615	10.479802	26.48%	281,322	2009
	15.909833	8.285615	-47.92%	354,747	2008
	12.706253	15.909833	25.21%	450,834	2007
	12.061208	12.706253	5.35%	588,881	2006
	11.563600	12.061208	4.30%	975,625	2005
	11.345636	11.563600	1.92%	1,218,155	2004
	8.657007	11.345636	31.06%	1,424,519	2003
	12.566043	8.657007	-31.11%	1,540,704	2002
	15.476056	12.566043	-18.60%	2,025,523	2001
	17.630000	15.476056	-12.22%	2,335,012	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.474745	12.026207	41.91%	84,582	2009
	11.458268	8.474745	-26.04%	122,973	2008
	11.309562	11.458268	1.31%	192,424	2007
	10.306110	11.309562	9.74%	349,759	2006
	10.184506	10.306110	1.19%	364,837	2005
	9.426171	10.184506	8.04%	480,411	2004
	7.521629	9.426171	25.32%	674,744	2003
	7.354603	7.521629	2.27%	371,004	2002
	8.458245	7.354603	-13.05%	485,716	2001
	11.072984	8.458245	-23.61%	514,593	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.256051	10.308039	42.06%	138,957	2009
	9.799408	7.256051	-25.95%	42,626	2008
	10.000000	9.799408	-2.01%	70,478	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.613742	12.117734	14.17%	234,950	2009
	11.125731	10.613742	-4.60%	157,673	2008
	10.817475	11.125731	2.85%	149,534	2007
	10.507730	10.817475	2.95%	75,578	2006
	10.428807	10.507730	0.76%	76,671	2005
	10.128708	10.428807	2.96%	66,528	2004
	10.000000	10.128708	1.29%	1,833	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.707301	9.269168	38.20%	75,109	2009
	11.234279	6.707301	-40.30%	59,551	2008
	9.856561	11.234279	13.98%	65,898	2007
	10.000000	9.856561	-1.43%	50,583	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.737954	13.400354	24.79%	39,603	2009
	19.381260	10.737954	-44.60%	42,146	2008
	16.754919	19.381260	15.68%	49,435	2007
	14.392045	16.754919	16.42%	66,859	2006
	12.255881	14.392045	17.43%	78,163	2005
	10.941500	12.255881	12.01%	117,144	2004
	7.740990	10.941500	41.34%	138,922	2003
	9.846083	7.740990	-21.38%	162,658	2002
	12.672362	9.846083	-22.30%	329,676	2001
	15.879549	12.672362	-20.20%	396,582	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.721641	13.385550	24.85%	55,338	2009
	19.356271	10.721641	-44.61%	58,851	2008
	16.730683	19.356271	15.69%	77,122	2007
	14.370885	16.730683	16.42%	99,659	2006
	12.242700	14.370885	17.38%	141,440	2005
	10.928889	12.242700	12.02%	149,456	2004
	7.729491	10.928889	41.39%	69,264	2003
	10.000000	7.729491	-22.71%	52,358	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.604841	11.814180	55.35%	19,823	2009
	15.781569	7.604841	-51.81%	30,204	2008
	15.142626	15.781569	4.22%	45,563	2007
	13.202987	15.142626	14.69%	35,789	2006
	13.043195	13.202987	1.23%	50,269	2005
	11.593346	13.043195	12.51%	82,290	2004
	7.443946	11.593346	55.74%	61,333	2003
	10.000000	7.443946	-25.56%	549	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.905422	10.580086	33.83%	256,092	2009
	11.386418	7.905422	-30.57%	169,973	2008
	11.119465	11.386418	2.40%	192,802	2007
	10.000000	11.119465	11.19%	86,825	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.469518	8.247149	27.48%	16,349	2009
	9.785862	6.469518	-33.89%	16,050	2008
	10.157203	9.785862	-3.66%	11,948	2007
	10.000000	10.157203	1.57%	3,732	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.598185	8.482528	28.56%	3,419	2009
	10.000000	6.598185	-34.02%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.330521	10.786608	70.39%	40,683	2009
	13.552327	6.330521	-53.29%	7,077	2008
	10.669800	13.552327	27.02%	9,430	2007
	10.000000	10.669800	6.70%	4,790	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.278199	9.855685	35.41%	8,943	2009
	12.371231	7.278199	-41.17%	7,533	2008
	10.857910	12.371231	13.94%	15,034	2007
	10.000000	10.857910	8.58%	6,170	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.003743	14.061614	17.14%	151,778	2009
	11.451105	12.003743	4.83%	92,900	2008
	10.449841	11.451105	9.58%	43,354	2007
	10.000000	10.449841	4.50%	4,906	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	6.168990	7.350289	19.15%	0	2009
	10.894113	6.168990	-43.37%	0	2008
	9.879259	10.894113	10.27%	0	2007
	10.000000	9.879259	-1.21%	0	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	5.739643	8.043783	40.14%	0	2009
	10.999093	5.739643	-47.82%	0	2008
	10.081339	10.999093	9.10%	543	2007
	10.000000	10.081339	0.81%	557	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.530208	21.635967	23.42%	30,881	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.383581	9.199859	44.12%	557,813	2009
	11.613943	6.383581	-45.04%	608,742	2008
	8.612511	11.613943	34.85%	672,144	2007
	7.996638	8.612511	7.70%	780,772	2006
	7.197845	7.996638	11.10%	972,087	2005
	6.181859	7.197845	16.43%	1,151,202	2004
	5.209227	6.181859	18.67%	1,303,179	2003
	6.277859	5.209227	-17.02%	1,509,996	2002
	8.137529	6.277859	-22.85%	2,046,178	2001
	10.000000	8.137529	-18.62%	2,407,842	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.985659	12.381964	55.05%	11,800	2009
	14.421477	7.985659	-44.63%	11,933	2008
	12.001567	14.421477	20.16%	12,791	2007
	11.264791	12.001567	6.54%	19,042	2006
	10.251543	11.264791	9.88%	23,671	2005
	10.300510	10.251543	-0.48%	51,414	2004
	7.092920	10.300510	45.22%	38,476	2003
	10.000000	7.092920	-29.07%	38,169	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.619563	4.056586	54.86%	127,555	2009
	4.737139	2.619563	-44.70%	150,230	2008
	3.944077	4.737139	20.11%	172,937	2007
	3.705791	3.944077	6.43%	216,746	2006
	3.365706	3.705791	10.10%	253,893	2005
	3.390832	3.365706	-0.74%	344,331	2004
	2.345410	3.390832	44.57%	436,061	2003
	4.023106	2.345410	-41.70%	542,012	2002
	6.503356	4.023106	-38.14%	906,075	2001
	10.000000	6.503356	-34.97%	1,242,021	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.547818	23.945108	76.75%	56,107	2009
	28.722913	13.547818	-52.83%	74,409	2008
	22.723853	28.722913	26.40%	84,296	2007
	15.693805	22.723853	44.80%	75,801	2006
	12.043732	15.693805	30.31%	69,457	2005
	10.279042	12.043732	17.17%	70,656	2004
	7.740287	10.279042	32.80%	78,364	2003
	10.000000	7.740287	-22.60%	98,328	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.905262	13.972112	76.74%	140,891	2009
	16.766719	7.905262	-52.85%	160,025	2008
	13.270466	16.766719	26.35%	193,005	2007
	9.169173	13.270466	44.73%	235,239	2006
	7.040734	9.169173	30.23%	314,491	2005
	6.010319	7.040734	17.14%	401,949	2004
	4.526318	6.010319	32.79%	481,001	2003
	6.177123	4.526318	-26.72%	651,357	2002
	8.174255	6.177123	-24.43%	1,128,272	2001
	10.000000	8.174255	-18.26%	2,274,537	2000*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.434666	11.798063	25.05%	23,963	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	7.799359	9.426253	20.86%	46,857	2009
	11.749223	7.799359	-33.62%	74,744	2008
	11.064604	11.749223	6.19%	63,661	2007
	10.000000	11.064604	10.65%	25,006	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.061609	10.135756	11.85%	120,266	2009
	10.605123	9.061609	-14.55%	52,954	2008
	10.256191	10.605123	3.40%	74,978	2007
	9.971898	10.256191	2.85%	84,986	2006
	9.959135	9.971898	0.13%	38,931	2005
	10.012296	9.959135	-0.53%	35,883	2004
	10.000000	10.012296	0.12%	33,237	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	5.767972	6.988376	21.16%	4,669	2009
	9.655389	5.767972	-40.26%	1,352	2008
	9.733157	9.655389	-0.80%	1,421	2007
	10.000000	9.733157	-2.67%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.479606	10.999572	29.72%	1,486	2009
	14.187383	8.479606	-40.23%	1,526	2008
	13.358247	14.187383	6.21%	0	2007
	11.902710	13.358247	12.23%	753	2006
	11.285193	11.902710	5.47%	3,204	2005
	10.000000	11.285193	12.85%	3,562	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.319707	13.20%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.455269	24.55%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.598753	9.256045	21.81%	191,959	2009

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.446067	10.456028	10.69%	85,911	2009

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.347487	10.269056	39.76%	232,296	2009
	12.131768	7.347487	-39.44%	230,209	2008
	10.748441	12.131768	12.87%	247,092	2007
	10.000000	10.748441	7.48%	224,430	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.247751	8.558038	36.98%	137,765	2009
	11.347156	6.247751	-44.94%	126,360	2008
	10.274872	11.347156	10.44%	145,705	2007
	10.000000	10.274872	2.75%	99,491	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.994429	7.732300	28.99%	28,398	2009
	9.806149	5.994429	-38.87%	17,876	2008
	10.000000	9.806149	-1.94%	17,722	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.674743	15.382474	44.10%	59,909	2009
	15.019226	10.674743	-28.93%	81,821	2008
	14.755589	15.019226	1.79%	107,197	2007
	13.516216	14.755589	9.17%	156,528	2006
	13.375356	13.516216	1.05%	205,810	2005
	12.308733	13.375356	8.67%	396,655	2004
	10.199226	12.308733	20.68%	400,729	2003
	10.010690	10.199226	1.88%	258,044	2002
	9.732895	10.010690	2.85%	208,131	2001
	10.750149	9.732895	-9.46%	137,328	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.242826	11.884679	44.18%	111,651	2009
	11.615064	8.242826	-29.03%	92,525	2008
	11.407487	11.615064	1.82%	92,133	2007
	10.449767	11.407487	9.16%	66,112	2006
	10.000000	10.449767	4.50%	31,711	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.269122	10.587452	28.04%	135	2009
	15.531453	8.269122	-46.76%	135	2008
	12.377189	15.531453	25.48%	135	2007

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	13.195412	16.888271	27.99%	38,589	2009
	24.776488	13.195412	-46.74%	60,826	2008
	19.744200	24.776488	25.49%	72,418	2007
	15.045739	19.744200	31.23%	52,274	2006
	11.709868	15.045739	28.49%	13,983	2005
	10.374988	11.709868	12.87%	6,746	2004
	7.767159	10.374988	33.58%	388	2003
	10.000000	7.767159	-22.33%	69	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.612230	13.093272	23.38%	21,971	2009
	19.318341	10.612230	-45.07%	35,783	2008
	16.325448	19.318341	18.33%	37,673	2007
	13.139231	16.325448	24.25%	41,167	2006
	11.154684	13.139231	17.79%	59,235	2005
	9.770899	11.154684	14.16%	86,195	2004
	7.275861	9.770899	34.29%	102,413	2003
	9.880402	7.275861	-26.36%	135,618	2002
	12.330829	9.880402	-19.87%	189,251	2001
	14.247974	12.330829	-13.46%	213,157	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.735974	18.180274	23.37%	13,792	2009
	26.818036	14.735974	-45.05%	18,906	2008
	22.655299	26.818036	18.37%	23,066	2007
	18.243804	22.655299	24.18%	16,197	2006
	15.488203	18.243804	17.79%	18,755	2005
	13.566822	15.488203	14.16%	19,292	2004
	10.000000	13.566822	35.67%	15,303	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.137150	7.755653	50.97%	291,566	2009
	10.000000	5.137150	-48.63%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.124558	7.951186	29.82%	0	2009
	10.000000	6.124558	-38.75%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	6.357162	8.106439	27.52%	0	2009
	10.000000	6.357162	-36.43%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	7.919500	9.365872	18.26%	8,738	2009
	10.000000	7.919500	-20.81%	9,172	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	7.197326	8.820316	22.55%	72,526	2009
	10.000000	7.197326	-28.03%	64,091	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.069797	10.117462	11.55%	19,938	2009
	10.000000	9.069797	-9.30%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	7.555141	9.093523	20.36%	59,645	2009
	10.000000	7.555141	-24.45%	67,117	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	6.834262	8.538248	24.93%	32,687	2009
	10.000000	6.834262	-31.66%	9,854	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	8.299494	9.639911	16.15%	76,995	2009
	10.000000	8.299494	-17.01%	54,293	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.858821	10.585430	7.37%	10,507	2009
	10.000000	9.858821	-1.41%	3,227	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.842789	11.311614	14.92%	34,433	2009
	10.000000	9.842789	-1.57%	3,354	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.987189	22.546141	61.19%	664	2009
	33.552578	13.987189	-58.31%	664	2008
	23.352634	33.552578	43.68%	2,170	2007
	17.305110	23.352634	34.95%	2,767	2006
	13.218203	17.305110	30.92%	3,307	2005
	11.091469	13.218203	19.17%	3,307	2004
	6.799600	11.091469	63.12%	3,837	2003
	8.126945	6.799600	-16.33%	7,743	2002
	8.684823	8.126945	-6.42%	15,106	2001
	10.000000	8.684823	-13.15%	194	2000*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	15.403444	24.854962	61.36%	31,458	2009
	37.009267	15.403444	-58.38%	45,422	2008
	25.763929	37.009267	43.65%	62,421	2007
	19.102228	25.763929	34.87%	75,928	2006
	14.588946	19.102228	30.94%	86,157	2005
	12.240339	14.588946	19.19%	40,942	2004
	7.505927	12.240339	63.08%	40,185	2003
	10.000000	7.505927	-24.94%	30,846	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.144983	15.349977	1.35%	393,382	2009
	14.244815	15.144983	6.32%	375,351	2008
	13.469262	14.244815	5.76%	371,770	2007
	13.204965	13.469262	2.00%	390,543	2006
	12.955598	13.204965	1.92%	438,795	2005
	12.711565	12.955598	1.92%	565,861	2004
	12.626432	12.711565	0.67%	799,859	2003
	11.526653	12.626432	9.54%	1,390,527	2002
	10.889287	11.526653	5.85%	1,320,373	2001
	9.802780	10.889287	11.08%	1,028,940	2000

NVIT NVIT Growth Fund: Class I - Q/NQ	5.073150	6.683205	31.74%	59,250	2009
	8.386001	5.073150	-39.50%	272,462	2008
	7.107851	8.386001	17.98%	286,629	2007
	6.782860	7.107851	4.79%	288,216	2006
	6.452491	6.782860	5.12%	301,204	2005
	6.044444	6.452491	6.75%	326,133	2004
	4.613524	6.044444	31.02%	343,964	2003
	6.557891	4.613524	-29.65%	368,747	2002
	9.246358	6.557891	-29.08%	401,911	2001
	12.750810	9.246358	-27.48%	547,580	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.590334	8.365616	26.94%	109	2009
	11.733135	6.590334	-43.83%	357	2008
	10.868126	11.733135	7.96%	557	2007
	10.000000	10.868126	8.68%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.657744	12.125482	25.55%	33,964	2009
	15.493447	9.657744	-37.67%	34,148	2008
	14.815857	15.493447	4.57%	43,865	2007
	12.843911	14.815857	15.35%	59,317	2006
	12.056354	12.843911	6.53%	24,940	2005
	10.712555	12.056354	12.54%	42,105	2004
	8.230619	10.712555	30.15%	27,867	2003
	10.000000	8.230619	-17.69%	5,429	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.539047	15.39%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.098401	20.98%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.258535	12.121663	7.67%	61,184	2009
	12.137877	11.258535	-7.24%	73,499	2008
	11.670602	12.137877	4.00%	97,288	2007
	11.137379	11.670602	4.79%	108,724	2006
	10.922479	11.137379	1.97%	109,213	2005
	10.574381	10.922479	3.29%	87,825	2004
	9.928642	10.574381	6.50%	53,784	2003
	10.000000	9.928642	-0.71%	38,243	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.449446	12.287158	17.59%	260,925	2009
	13.784623	10.449446	-24.19%	176,536	2008
	13.219043	13.784623	4.28%	222,070	2007
	12.027221	13.219043	9.91%	237,564	2006
	11.567029	12.027221	3.98%	299,580	2005
	10.699107	11.567029	8.11%	286,963	2004
	9.029424	10.699107	18.49%	238,441	2003
	10.000000	9.029424	-9.71%	208,464	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.060199	12.351443	22.78%	65,520	2009
	14.856478	10.060199	-32.28%	69,782	2008
	14.181041	14.856478	4.76%	89,298	2007
	12.543415	14.181041	13.06%	108,184	2006
	11.868786	12.543415	5.68%	70,220	2005
	10.727781	11.868786	10.64%	72,088	2004
	8.582311	10.727781	25.00%	100,266	2003
	10.000000	8.582311	-14.18%	71,268	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.931514	12.360498	13.07%	84,312	2009
	13.036813	10.931514	-16.15%	145,789	2008
	12.478314	13.036813	4.48%	112,483	2007
	11.660102	12.478314	7.02%	103,436	2006
	11.306072	11.660102	3.13%	103,276	2005
	10.689699	11.306072	5.77%	93,658	2004
	9.525559	10.689699	12.22%	86,727	2003
	10.000000	9.525559	-4.74%	80,568	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.423543	22.168141	34.98%	195,403	2009
	26.189909	16.423543	-37.29%	216,310	2008
	24.671671	26.189909	6.15%	256,015	2007
	22.746284	24.671671	8.46%	317,806	2006
	20.557736	22.746284	10.65%	203,094	2005
	17.997152	20.557736	14.23%	239,636	2004
	13.541599	17.997152	32.90%	233,340	2003
	16.199200	13.541599	-16.41%	250,672	2002
	16.630966	16.199200	-2.60%	227,749	2001
	14.624858	16.630966	13.72%	188,052	2000

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.053139	11.901442	-1.26%	575,365	2009
	11.966147	12.053139	0.73%	898,448	2008
	11.570104	11.966147	3.42%	642,900	2007
	11.214049	11.570104	3.18%	664,693	2006
	11.066094	11.214049	1.34%	745,258	2005
	11.121610	11.066094	-0.50%	768,533	2004
	11.198034	11.121610	-0.68%	1,249,139	2003
	11.209725	11.198034	-0.10%	2,186,283	2002
	10.963142	11.209725	2.25%	4,569,205	2001
	10.475448	10.963142	4.66%	5,315,737	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.191449	14.966630	22.76%	133,307	2009
	14.934416	12.191449	-18.37%	91,820	2008
	14.463279	14.934416	3.26%	165,334	2007
	13.977022	14.463279	3.48%	161,046	2006
	13.858482	13.977022	0.86%	201,277	2005
	13.179840	13.858482	5.15%	203,840	2004
	11.910299	13.179840	10.66%	225,625	2003
	11.255907	11.910299	5.81%	281,191	2002
	10.946464	11.255907	2.83%	306,048	2001
	10.496386	10.946464	4.29%	294,809	2000

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.086866	8.198125	34.69%	182,794	2009
	10.000000	6.086866	-39.13%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.802643	15.125104	28.15%	88,712	2009
	22.282710	11.802643	-47.03%	107,297	2008
	21.934820	22.282710	1.59%	127,917	2007
	18.104708	21.934820	21.16%	170,343	2006
	16.369372	18.104708	10.60%	64,259	2005
	13.790762	16.369372	18.70%	26,116	2004
	10.000000	13.790762	37.91%	10,290	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.309071	8.081308	28.09%	2,484	2009
	10.000000	6.309071	-36.91%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.293303	7.914167	25.76%	1,285	2009
	10.000000	6.293303	-37.07%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.224956	7.810388	25.47%	73,041	2009

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.215523	7.773151	25.06%	177,206	2009
	10.000000	6.215523	-37.84%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.698993	8.626530	28.77%	142,914	2009
	10.000000	6.698993	-33.01%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.998682	11.320708	25.80%	51,660	2009
	17.016399	8.998682	-47.12%	65,780	2008
	15.709991	17.016399	8.32%	72,020	2007
	15.421797	15.709991	1.87%	108,093	2006
	14.454824	15.421797	6.69%	124,695	2005
	12.912822	14.454824	11.94%	162,787	2004
	9.743886	12.912822	32.52%	180,643	2003
	14.798640	9.743886	-34.16%	172,385	2002
	16.817750	14.798640	-12.01%	180,430	2001
	20.324927	16.817775	-17.26%	174,165	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	20.601414	25.664079	24.57%	63,443	2009
	30.764759	20.601414	-33.04%	81,638	2008
	33.480497	30.764759	-8.11%	104,607	2007
	28.919087	33.480497	15.77%	169,312	2006
	28.425391	28.919087	1.74%	207,746	2005
	24.552470	28.425391	15.77%	242,733	2004
	15.858883	24.552470	54.82%	264,427	2003
	22.060369	15.858883	-28.11%	316,081	2002
	17.425261	22.060369	26.60%	380,259	2001
	15.875478	17.425261	9.76%	202,151	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	16.997792	22.598710	32.95%	103,048	2009
	27.862455	16.997792	-38.99%	134,060	2008
	27.642106	27.862455	0.80%	160,141	2007
	24.996065	27.642106	10.59%	227,327	2006
	22.547136	24.996065	10.86%	269,412	2005
	19.193041	22.547136	17.48%	282,809	2004
	13.789861	19.193041	39.18%	313,844	2003
	16.900322	13.789861	-18.40%	302,721	2002
	18.354971	16.900322	-7.93%	345,118	2001
	17.076087	18.354971	7.49%	343,561	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.650226	10.765841	24.46%	80,086	2009
	14.995969	8.650226	-42.32%	97,363	2008
	14.045448	14.995969	6.77%	120,135	2007
	12.523258	14.045448	12.15%	147,488	2006
	11.808950	12.523258	6.05%	185,561	2005
	10.901442	11.808950	8.32%	255,537	2004
	8.661797	10.901442	25.86%	274,300	2003
	10.618745	8.661797	-18.43%	323,345	2002
	12.201684	10.618745	-12.97%	445,096	2001
	12.629301	12.201684	-3.39%	465,083	2000

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.597338	7.228034	29.13%	146,535	2009
	10.000000	5.597338	-44.03%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.856957	10.420495	5.72%	22,001	2009
	10.000000	9.856957	-1.43%	1,001	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.946450	29.46%	1,914	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.921098	29.21%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.375673	10.626864	26.88%	25,818	2009
	13.468234	8.375673	-37.81%	33,229	2008
	13.955987	13.468234	-3.49%	47,839	2007
	12.198971	13.955987	14.40%	88,177	2006
	11.855672	12.198971	2.90%	96,532	2005
	10.222862	11.855672	15.97%	88,869	2004
	7.880333	10.222862	29.73%	87,698	2003
	10.666092	7.880333	-26.12%	85,796	2002
	12.302565	10.666092	-13.30%	111,661	2001
	13.945030	12.302565	-11.78%	144,465	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	9.985816	14.243730	42.64%	110,640	2009
	18.570724	9.985816	-46.23%	166,733	2008
	16.484240	18.570724	12.66%	191,447	2007
	15.471084	16.484240	6.55%	266,666	2006
	14.913859	15.471084	3.74%	380,549	2005
	14.130159	14.913859	5.55%	479,304	2004
	10.933010	14.130159	29.24%	548,753	2003
	15.145026	10.933010	-27.18%	580,758	2002
	17.553551	15.145026	-13.72%	734,945	2001
	17.824624	17.553551	-1.52%	638,596	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.594259	18.743899	37.88%	100,296	2009
	23.030564	13.594259	-40.97%	123,352	2008
	21.944788	23.030564	4.95%	174,998	2007
	18.891396	21.944788	16.16%	235,227	2006
	16.739434	18.891396	12.86%	221,850	2005
	14.228585	16.739434	17.65%	181,254	2004
	10.000000	14.228585	42.29%	95,301	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.557055	11.804875	37.95%	91,107	2009
	14.495447	8.557055	-40.97%	114,749	2008
	13.814456	14.495447	4.93%	157,773	2007
	11.891977	13.814456	16.17%	229,407	2006
	10.540076	11.891977	12.83%	269,066	2005
	8.961533	10.540076	17.61%	383,452	2004
	6.348332	8.961533	41.16%	478,637	2003
	8.260515	6.348332	-23.15%	624,838	2002
	9.515462	8.260515	-13.19%	484,253	2001
	10.000000	9.515462	-4.85%	359,664	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.995202	2.496092	25.10%	0	2009
	9.576862	1.995202	-79.17%	0	2008
	10.000000	9.576862	-4.23%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.182512	2.699504	23.69%	11,340	2009
	10.368322	2.182512	-78.95%	11,340	2008
	10.516325	10.368322	-1.41%	11,340	2007
	10.000000	10.516325	5.16%	3,704	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.376011	11.871691	26.62%	165,003	2009
	15.439159	9.376011	-39.27%	224,615	2008
	14.980884	15.439159	3.06%	305,837	2007
	13.195056	14.980884	13.53%	383,895	2006
	12.614486	13.195056	4.60%	514,773	2005
	11.676116	12.614486	8.04%	610,441	2004
	9.335444	11.676116	25.07%	670,458	2003
	11.648072	9.335444	-19.58%	701,674	2002
	13.137180	11.648072	-11.34%	850,078	2001
	14.589572	13.137180	-9.96%	1.039,930	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.987212	8.107393	35.41%	11,445	2009
	9.757357	5.987212	-38.64%	32,897	2008
	10.007657	9.757357	-2.50%	34,485	2007
	10.000000	10.007657	0.08%	9,738	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	8.662587	11.337902	30.88%	91,658	2009
	17.232342	8.662587	-49.73%	114,486	2008
	16.420733	17.232342	4.94%	125,185	2007
	16.158843	16.420733	1.62%	160,791	2006
	14.574407	16.158843	10.87%	233,662	2005
	12.328183	14.574407	18.22%	263,116	2004
	9.945321	12.328183	23.96%	313,764	2003
	13.954638	9.945321	-28.73%	342,895	2002
	20.572328	13.954638	-32.17%	472,128	2001
	23.481073	20.572328	-12.39%	670,782	2000

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.870871	8.71%	1,797	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.950340	9.50%	30,820	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.630118	9.278756	39.95%	9,330	2009
	11.713488	6.630118	-43.40%	2,926	2008
	10.550888	11.713488	11.02%	2,264	2007
	10.000000	10.550888	5.51%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.034780	8.696596	23.62%	68,474	2009
	11.183260	7.034780	-37.10%	61,036	2008
	10.998145	11.183260	1.68%	67,606	2007
	10.000000	10.998145	9.98%	14,785	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.602059	10.391310	8.22%	9,675	2009
	10.834137	9.602059	-11.37%	15,394	2008
	10.409923	10.834137	4.08%	5,999	2007
	10.000000	10.409923	4.10%	2,824	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	27.472344	35.306707	28.52%	2,069	2009
	32.737222	27.472344	-16.08%	3,125	2008
	31.136832	32.737222	5.14%	6,313	2007
	28.469072	31.136832	9.37%	9,025	2006
	25.695091	28.469072	10.80%	10,546	2005
	23.653460	25.695091	8.63%	13,630	2004
	18.742335	23.653460	26.20%	28,927	2003
	17.385852	18.742335	7.80%	24,613	2002
	16.000072	17.385852	8.66%	8,827	2001
	14.552579	16.000072	9.95%	19,928	2000

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.684030	22.503131	110.62%	54,766	2009
	30.710332	10.684030	-65.21%	52,912	2008
	22.619525	30.710332	35.77%	60,558	2007
	16.423563	22.619525	37.73%	37,348	2006
	12.618420	16.423563	30.16%	37,982	2005
	10.000000	12.618420	26.18%	38,974	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	20.409502	42.943373	110.41%	8,384	2009
	58.713950	20.409502	-65.24%	9,876	2008
	43.230067	58.713950	35.82%	12,290	2007
	31.398017	43.230067	37.68%	15,006	2006
	24.099223	31.398017	30.29%	16,884	2005
	19.394982	24.099223	24.25%	25,174	2004
	12.744182	19.394982	52.19%	42,705	2003
	13.298062	12.744182	-4.17%	52,572	2002
	13.722894	13.298062	-3.10%	77,793	2001
	23.915562	13.722894	-42.62%	94,763	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	17.511810	27.243231	55.57%	81,126	2009
	32.916636	17.511810	-46.80%	73,125	2008
	22.949739	32.916636	43.43%	84,956	2007
	18.670053	22.949739	22.92%	51,648	2006
	12.475588	18.670053	49.65%	58,073	2005
	10.000000	12.475588	24.76%	7,667	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	28.951032	45.015030	55.49%	3,702	2009
	54.446893	28.951032	-46.83%	3,713	2008
	37.953355	54.446893	43.46%	4,991	2007
	30.886919	37.953355	22.88%	5,696	2006
	20.631596	30.886919	49.71%	6,336	2005
	16.826365	20.631596	22.61%	10,570	2004
	11.774488	16.826365	42.91%	13,270	2003
	12.277582	11.774488	-4.10%	20,482	2002
	13.891206	12.277582	-11.62%	18,732	2001
	12.632809	13.891206	9.96%	14,924	2000

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.086941	30.87%	4,385	2009*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	6.198064	8.722650	40.73%	5,215	2009
	10.000000	6.198064	-38.02%	4,534	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.243940	12.225190	8.73%	120,105	2009
	11.581808	11.243940	-2.92%	136,499	2008
	10.723102	11.581808	8.01%	94,816	2007
	10.699603	10.723102	0.22%	100,307	2006
	10.678747	10.699603	0.20%	129,989	2005
	10.230418	10.678747	4.38%	96,997	2004
	10.000000	10.230418	2.30%	40,443	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.961739	11.605666	16.50%	33,552	2009
	15.437641	9.961739	-35.47%	39,566	2008
	15.660629	15.437641	-1.42%	50,277	2007
	13.557656	15.660629	15.51%	73,927	2006
	13.134404	13.557656	3.22%	103,337	2005
	11.783152	13.134404	11.47%	120,661	2004
	9.233843	11.783152	27.61%	144,873	2003
	11.609139	9.233843	-20.46%	172,433	2002
	12.841696	11.609139	-9.60%	179,658	2001
	14.562313	12.841696	-11.82%	139,363	2000

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.949586	10.190630	28.19%	10,415	2009
	10.652040	7.949586	-25.37%	3,461	2008
	11.053441	10.652040	-3.63%	10,629	2007
	10.000000	11.053441	10.53%	5,373	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.503440	17.149628	18.25%	119,467	2009
	20.078494	14.503440	-27.77%	163,143	2008
	21.457342	20.078494	-6.43%	223,058	2007
	18.330797	21.457342	17.06%	279,823	2006
	17.690426	18.330797	3.62%	331,096	2005
	15.684387	17.690426	12.79%	375,457	2004
	12.328634	15.684387	27.22%	424,573	2003
	14.302552	12.328634	-13.80%	425,922	2002
	12.851555	14.302552	11.29%	324,935	2001
	11.026014	12.851555	16.56%	37,538	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.063857	20.64%	15,004	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.101345	1.01%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.912640	12.226094	23.34%	68,636	2009
	14.544896	9.912640	-31.85%	65,234	2008
	14.842255	14.544896	-2.00%	71,271	2007
	13.149784	14.842255	12.87%	93,739	2006
	12.430106	13.149784	5.79%	102,501	2005
	10.337754	12.430106	20.24%	107,260	2004
	7.605654	10.337754	35.92%	85,297	2003
	10.000000	7.605654	-23.94%	16,842	2002*

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	7.599551	10.027613	31.95%	32,802	2009
	11.747891	7.599551	-35.31%	36,018	2008
	11.049299	11.747891	6.32%	39,158	2007
	10.256425	11.049299	7.73%	43,183	2006
	10.033608	10.256425	2.22%	56,509	2005
	9.576172	10.033608	4.78%	67,237	2004
	7.703845	9.576172	24.30%	67,753	2003
	10.990787	7.703845	-29.91%	74,796	2002
	14.391057	10.990787	-23.63%	85,895	2001
	16.395915	14.391057	-12.23%	63,387	2000

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	9.215577	11.485265	24.63%	353,220	2009
	14.861839	9.215577	-37.99%	352,448	2008
	14.314078	14.861839	3.83%	395,961	2007
	12.562472	14.314078	13.94%	504,178	2006
	12.163248	12.562472	3.28%	624,487	2005
	11.143887	12.163248	9.15%	759,168	2004
	8.800186	11.143887	26.63%	890,833	2003
	11.490304	8.800186	-23.41%	775,007	2002
	13.264252	11.490304	-13.37%	760,953	2001
	14.820270	13.264252	-10.50%	561,672	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.557930	12.765013	20.90%	38,653	2009
	15.192008	10.557930	-30.50%	46,347	2008
	14.375687	15.192008	5.68%	73,896	2007
	12.510464	14.375687	14.91%	83,315	2006
	12.149293	12.510464	2.97%	113,594	2005
	11.723937	12.149293	3.63%	133,448	2004
	9.807948	11.723937	19.54%	154,610	2003
	11.937596	9.807948	-17.84%	144,333	2002
	13.344202	11.937596	-10.54%	108,258	2001
	13.614453	13.344202	-1.99%	23,669	2000

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.614835	14.987624	18.81%	239,782	2009
	13.792665	12.614835	-8.54%	250,742	2008
	13.268123	13.792665	3.95%	279,665	2007
	12.912779	13.268123	2.75%	304,591	2006
	12.921360	12.912779	-0.07%	396,729	2005
	12.640599	12.921360	2.22%	490,070	2004
	12.244728	12.640599	3.23%	610,075	2003
	11.355438	12.244728	7.83%	614,372	2002
	10.657518	11.355438	6.55%	360,729	2001
	9.780523	10.657518	8.97%	39,022	2000

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	8.324343	10.195394	22.48%	0	2009
	11.262606	8.324343	-26.09%	0	2008
	10.508981	11.262606	7.17%	2,553	2007
	10.000000	10.508981	5.09%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	7.595069	9.648611	27.04%	9,121	2009
	11.442011	7.595069	-33.62%	4,572	2008
	10.528964	11.442011	8.67%	24,349	2007
	10.000000	10.528964	5.29%	6,095	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	7.069088	9.163717	29.63%	10,564	2009
	11.572273	7.069088	-38.91%	10,564	2008
	10.549111	11.572273	9.70%	10,564	2007
	10.000000	10.549111	5.49%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.358484	17.878120	33.83%	262,214	2009
	23.597432	13.358484	-43.39%	326,514	2008
	20.357800	23.597432	15.91%	404,881	2007
	18.492427	20.357800	10.09%	496,941	2006
	16.041996	18.492427	15.28%	535,395	2005
	14.098807	16.041996	13.78%	475,634	2004
	11.134608	14.098807	26.62%	456,545	2003
	12.461548	11.134608	-10.65%	405,783	2002
	14.415058	12.461548	-13.55%	338,092	2001
	15.663065	14.415058	-7.97%	185,191	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	6.057053	8.817909	45.58%	41,367	2009
	13.466625	6.057053	-55.02%	51,075	2008
	9.373560	13.466625	43.67%	43,954	2007
	10.000000	9.373560	-6.26%	33,998	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.996397	12.822952	28.28%	295,829	2009
	17.686387	9.996397	-43.48%	353,036	2008
	17.679134	17.686387	0.04%	455,254	2007
	14.923707	17.679134	18.46%	559,447	2006
	14.303761	14.923707	4.33%	636,495	2005
	13.017728	14.303761	9.88%	787,407	2004
	10.133398	10.017728	28.46%	826,957	2003
	12.375831	10.133398	-18.12%	689,288	2002
	13.218906	12.375831	-6.38%	475,497	2001
	12.371310	13.218906	6.85%	124,481	2000

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.446575	7.829580	43.75%	29,358	2009
	12.286083	5.446575	-55.67%	13,296	2008
	10.122583	12.286083	21.37%	13,954	2007
	9.744182	10.122583	3.88%	20,314	2006
	9.073103	9.744182	7.40%	36,679	2005
	8.590785	9.073103	5.61%	34,656	2004
	6.716136	8.590785	27.91%	40,575	2003
	8.719070	6.716136	-22.97%	57,636	2002
	10.330777	8.719070	-15.60%	57,222	2001
	12.643267	10.330777	-18.29%	60,793	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.177572	10.337912	26.42%	168,185	2009
	15.710359	8.177572	-47.95%	226,644	2008
	12.553328	15.710359	25.15%	310,289	2007
	11.922071	12.553328	5.29%	342,097	2006
	11.435966	11.922071	4.25%	497,043	2005
	11.226098	11.435966	1.87%	634,975	2004
	8.570136	11.226098	30.99%	675,435	2003
	12.446254	8.570136	-31.14%	652,179	2002
	15.336364	12.446254	-18.84%	582,814	2001
	17.479679	15.336364	-12.26%	268,685	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.548305	12.124453	41.83%	55,837	2009
	11.563598	8.548305	-26.08%	64,249	2008
	11.419344	11.563598	1.26%	84,224	2007
	10.411407	11.419344	9.68%	284,732	2006
	10.293759	10.411407	1.14%	291,396	2005
	9.532130	10.293759	7.99%	381,990	2004
	7.610038	9.532130	25.26%	599,392	2003
	7.444808	7.610038	2.22%	267,587	2002
	8.566348	7.444808	-13.09%	184,249	2001
	11.220168	8.566348	-23.65%	95,786	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.249915	10.294121	41.99%	136,533	2009
	9.796088	7.249915	-25.99%	75,869	2008
	10.000000	9.796088	-2.04%	79,729	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.583295	12.076844	14.11%	87,805	2009
	11.099433	10.583295	-4.65%	63,270	2008
	10.797409	11.099433	2.80%	55,587	2007
	10.493546	10.797409	2.90%	71,553	2006
	10.419995	10.493546	0.71%	50,855	2005
	10.125285	10.419995	2.91%	40,006	2004
	10.000000	10.125285	1.25%	6,754	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.698216	9.251935	38.13%	59,466	2009
	11.224769	6.698216	-40.33%	59,035	2008
	9.853242	11.224769	13.92%	63,486	2007
	10.000000	9.853242	-1.47%	40,781	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.522435	14.372058	24.73%	17,573	2009
	20.807759	11.522435	-44.62%	21,530	2008
	17.997284	20.807759	15.62%	21,820	2007
	15.467025	17.997284	16.36%	26,819	2006
	13.177961	15.467025	17.37%	36,037	2005
	11.770648	13.177961	11.96%	53,858	2004
	8.331809	11.770648	41.27%	59,013	2003
	10.602942	8.331809	-21.42%	65,893	2002
	13.653448	10.602942	-22.34%	82,407	2001
	17.117558	13.653448	-20.24%	52,443	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.685482	13.333633	24.78%	36,191	2009
	19.300799	10.685482	-44.64%	43,023	2008
	16.691229	19.300799	15.63%	55,702	2007
	14.344227	16.691229	16.36%	69,811	2006
	12.226160	14.344227	17.32%	91,954	2005
	10.919656	12.226160	11.96%	106,179	2004
	7.726868	10.919656	41.32%	82,362	2003
	10.000000	7.726868	-22.73%	21,422	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.579168	11.768316	55.27%	28,365	2009
	15.736301	7.579168	-51.84%	15,987	2008
	15.106887	15.736301	4.17%	25,934	2007
	13.178479	15.106887	14.63%	21,558	2006
	13.025568	13.178479	1.17%	27,404	2005
	11.583541	13.025568	12.45%	93,539	2004
	7.441418	11.583541	55.66%	73,374	2003
	10.000000	7.441418	-25.59%	12,425	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.894728	10.560423	33.77%	351,518	2009
	11.376790	7.894728	-30.61%	124,305	2008
	11.115728	11.376790	2.35%	150,973	2007
	10.000000	11.115728	11.16%	77,100	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.460770	8.231833	27.41%	11,475	2009
	9.777596	6.460770	-33.92%	42,995	2008
	10.153798	9.777596	-3.71%	10,388	2007
	10.000000	10.153798	1.54%	33,355	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.595954	8.475367	28.49%	4,150	2009
	10.000000	6.595954	-34.04%	1,200	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.321955	10.766565	70.30%	26,143	2009
	13.540865	6.321955	-53.31%	30,265	2008
	10.666212	13.540865	26.95%	14,139	2007
	10.000000	10.666212	6.66%	1,478	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.268362	9.837385	35.35%	16,341	2009
	12.360786	7.268362	-41.20%	5,873	2008
	10.854263	12.360786	13.88%	11,153	2007
	10.000000	10.854263	8.54%	7,285	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.987524	14.035512	17.08%	104,257	2009
	11.441428	11.987524	4.77%	82,994	2008
	10.446327	11.441428	9.53%	86,080	2007
	10.000000	10.446327	4.46%	5,586	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	6.160629	7.336602	19.09%	0	2009
	10.884889	6.160629	-43.40%	0	2008
	9.875930	10.884889	10.22%	0	2007
	10.000000	9.875930	-1.24%	1,246	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	5.731866	8.028808	40.07%	1,051	2009
	10.989779	5.731866	-47.84%	1,912	2008
	10.077945	10.989779	9.05%	5,817	2007
	10.000000	10.077945	0.78%	5,807	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.387222	21.437776	23.30%	11,501	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.354726	9.153635	44.04%	139,955	2009
	11.567341	6.354726	-45.06%	171,044	2008
	8.582315	11.567341	34.78%	176,269	2007
	7.972641	8.582315	7.65%	181,586	2006
	7.179879	7.972641	11.04%	217,200	2005
	6.169559	7.179879	16.38%	277,059	2004
	5.201491	6.169559	18.61%	305,247	2003
	6.271720	5.201491	-17.06%	394,129	2002
	8.133724	6.271720	-22.89%	536,957	2001
	10.000000	8.133724	-18.66%	386,275	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.958706	12.333932	54.97%	19,899	2009
	14.380107	7.958706	-44.65%	3,003	2008
	11.973242	14.380107	20.10%	5,341	2007
	11.243886	11.973242	6.49%	17,982	2006
	10.237685	11.243886	9.83%	18,549	2005
	10.291804	10.237685	-0.53%	25,290	2004
	7.090507	10.291804	45.15%	21,115	2003
	10.000000	7.090507	-29.09%	10,510	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.607720	4.036206	54.78%	21,192	2009
	4.718130	2.607720	-44.73%	23,321	2008
	3.930244	4.718130	20.05%	24,917	2007
	3.694652	3.930244	6.38%	35,834	2006
	3.357287	3.694652	10.05%	39,307	2005
	3.384068	3.357287	-0.79%	61,747	2004
	2.341922	3.384068	44.50%	102,122	2003
	4.019173	2.341922	-41.73%	135,410	2002
	6.500322	4.019173	-38.17%	253,139	2001
	10.000000	6.500322	-35.00%	255,653	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.502080	23.852176	76.66%	75,522	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.869575	13.901995	76.65%	20,601	2009
	16.699513	7.869575	-52.88%	21,874	2008
	13.224007	16.699513	26.28%	24,508	2007
	9.141690	13.224007	44.66%	44,120	2006
	7.023167	9.141690	30.16%	55,419	2005
	5.998356	7.023167	17.08%	77,998	2004
	4.519598	5.998356	32.72%	94,582	2003
	6.171086	4.519598	-26.76%	149,445	2002
	8.170438	6.171086	-24.47%	250,205	2001
	10.000000	8.170438	-18.30%	239,584	2000*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.412391	11.764239	24.99%	12,737	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	7.788820	9.408753	20.80%	20,857	2009
	11.739304	7.788820	-33.65%	27,704	2008
	11.060891	11.739304	6.13%	11,170	2007
	10.000000	11.060891	10.61%	6,025	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.035620	10.101568	11.80%	57,445	2009
	10.580072	9.035620	-14.60%	68,690	2008
	10.237167	10.580072	3.35%	83,993	2007
	9.958429	10.237167	2.80%	85,808	2006
	9.950715	9.958429	0.08%	82,401	2005
	10.008909	9.950715	-0.58%	71,878	2004
	10.000000	10.008909	0.09%	35,328	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	5.760162	6.975368	21.10%	2,491	2009
	9.647223	5.760162	-40.29%	0	2008
	9.729886	9.647223	-0.85%	0	2007
	10.000000	9.729886	-2.70%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.459602	10.968053	29.65%	373	2009
	14.161115	8.459602	-40.26%	961	2008
	13.340303	14.161115	6.15%	961	2007
	11.892729	13.340303	12.17%	1,922	2006
	11.281422	11.892729	5.42%	0	2005
	10.000000	11.281422	12.81%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.312041	13.12%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.446849	24.47%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.588470	9.238844	21.75%	32,766	2009

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.433308	10.436622	10.64%	99,907	2009

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.337562	10.249994	39.69%	28,878	2009

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.239296	8.542120	36.91%	111,023	2009*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.989361	7.721847	28.93%	56,770	2009*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.397663	14.975621	44.03%	46,161	2009

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.227523	11.856601	44.11%	92,188	2009
	11.599384	8.227523	-29.07%	43,683	2008
	11.397886	11.599384	1.77%	33,953	2007
	10.446260	11.397886	9.11%	64,453	2006
	10.000000	10.446260	4.46%	35,074	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.234631	10.537955	27.97%	904	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	13.150894	16.822765	27.92%	28,477	2009
	24.705460	13.150894	-46.77%	35,669	2008
	19.697626	24.705460	25.42%	49,607	2007
	15.017832	19.697626	31.16%	52,355	2006
	11.694054	15.017832	28.42%	46,833	2005
	10.366220	11.694054	12.81%	15,806	2004
	7.764530	10.366220	33.51%	9,511	2003
	10.000000	7.764530	-22.35%	4,642	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.973198	13.531767	23.32%	2,228	2009
	19.985594	10.973198	-45.09%	2,228	2008
	16.897939	19.985594	18.27%	2,228	2007
	13.606861	16.897939	24.19%	3,327	2006
	11.557498	13.606861	17.73%	8,263	2005
	10.128863	11.557498	14.10%	12,719	2004
	7.546232	10.128863	34.22%	13,166	2003
	10.252768	7.546232	-26.40%	25,037	2002
	12.802092	10.252768	-19.91%	25,317	2001
	14.799960	12.802092	-13.50%	20,669	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.693709	18.118948	23.31%	5,448	2009
	26.754702	14.693709	-45.08%	5,766	2008
	22.613305	26.754702	18.31%	10,757	2007
	18.219188	22.613305	24.12%	6,927	2006
	15.475126	18.219188	17.73%	9,990	2005
	13.562236	15.475126	14.10%	5,612	2004
	10.000000	13.562236	35.62%	2,090	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.135407	7.749115	50.90%	195,589	2009
	10.000000	5.135407	-48.65%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.122477	7.944449	29.76%	0	2009
	10.000000	6.122477	-38.78%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	6.355008	8.099592	27.45%	0	2009
	10.000000	6.355008	-36.45%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	7.916818	9.357952	18.20%	22,037	2009
	10.000000	7.916818	-20.83%	12,756	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	7.194892	8.812871	22.49%	46,616	2009
	10.000000	7.194892	-28.05%	52,975	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.066730	10.108923	11.49%	2,831	2009
	10.000000	9.066730	-9.33%	780	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	7.552592	9.085842	20.30%	77,850	2009
	10.000000	7.552592	-24.47%	37,110	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	6.831944	8.531026	24.87%	19,732	2009
	10.000000	6.831944	-31.68%	13,497	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	8.296674	9.631751	16.09%	3,832	2009
	10.000000	8.296674	-17.03%	59,289	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.855478	10.576480	7.32%	25,332	2009
	10.000000	9.855478	-1.45%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.839470	11.302080	14.86%	884	2009
	10.000000	9.839470	-1.61%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.928802	22.440645	61.11%	288	2009
	33.429532	13.928802	-58.33%	343	2008
	23.278840	33.429532	43.60%	2,349	2007
	17.259135	23.278840	34.88%	2,563	2006
	13.189746	17.259135	30.85%	2,608	2005
	11.073210	13.189746	19.11%	2,608	2004
	6.791842	11.073210	63.04%	4,232	2003
	8.121795	6.791842	-16.38%	9,887	2002
	8.683765	8.121795	-6.47%	41,669	2001
	10.000000	8.683765	-13.16%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	15.351464	24.758534	61.28%	54,145	2009
	36.903183	15.351464	-58.40%	45,226	2008
	25.703155	36.903183	43.57%	58,675	2007
	19.066801	25.703155	34.81%	62,483	2006
	14.569246	19.066801	30.87%	85,815	2005
	12.229998	14.569246	19.13%	88,212	2004
	7.503370	12.229998	62.99%	86,102	2003
	10.000000	7.503370	-24.97%	54,322	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.588744	14.778718	1.30%	243,813	2009
	13.728590	14.588744	6.27%	333,571	2008
	12.987757	13.728590	5.70%	325,572	2007
	12.739345	12.987757	1.95%	319,813	2006
	12.505084	12.739345	1.87%	358,307	2005
	12.275758	12.505084	1.87%	455,979	2004
	12.199721	12.275758	0.62%	651,797	2003
	11.142753	12.199721	9.49%	988,131	2002
	10.531983	11.142753	5.80%	487,205	2001
	9.485894	10.531983	11.03%	110,765	2000

NVIT NVIT Growth Fund: Class I - Q/NQ	5.065003	6.669101	31.67%	17,283	2009
	8.376797	5.065003	-39.54%	18,045	2008
	7.103661	8.376797	17.92%	25,332	2007
	6.782293	7.103661	4.74%	25,252	2006
	6.455208	6.782293	5.07%	36,600	2005
	6.050040	6.455208	6.70%	31,089	2004
	4.620133	6.050040	30.95%	43,110	2003
	6.570618	4.620133	-29.68%	43,089	2002
	9.269045	6.570618	-29.11%	73,201	2001
	12.788549	9.269045	-27.52%	70,735	2000

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.581420	8.350063	26.87%	0	2009
	11.723228	6.581420	-43.86%	0	2008
	10.864484	11.723228	7.90%	46	2007
	10.000000	10.864484	8.64%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.623865	12.076832	25.49%	39,702	2009
	15.446943	9.623865	-37.70%	40,600	2008
	14.778924	15.446943	4.52%	40,112	2007
	12.818377	14.778924	15.29%	38,304	2006
	12.038453	12.818377	6.48%	69,012	2005
	10.702064	12.038453	12.49%	59,594	2004
	8.226725	10.702064	30.09%	48,181	2003
	10.000000	8.226725	-17.73%	8,104	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.531239	15.31%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.090220	0.209022	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.219083	12.073063	7.61%	85,157	2009
	12.101477	11.219083	-7.29%	192,874	2008
	11.641531	12.101477	3.95%	242,975	2007
	11.115251	11.641531	4.73%	146,501	2006
	10.906285	11.115251	1.92%	162,160	2005
	10.564049	10.906285	3.24%	114,460	2004
	9.923961	10.564049	6.45%	114,826	2003
	10.000000	9.923961	-0.76%	147,559	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.412824	12.237903	17.53%	315,073	2009
	13.743287	10.412824	-24.23%	242,503	2008
	13.186120	13.743287	4.23%	259,899	2007
	12.003325	13.186120	9.85%	301,072	2006
	11.549873	12.003325	3.93%	335,589	2005
	10.688646	11.549873	8.06%	291,046	2004
	9.025163	10.688646	18.43%	282,540	2003
	10.000000	9.025163	-9.75%	309,777	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.024929	12.301916	22.71%	121,779	2009
	14.811897	10.024929	-32.32%	107,417	2008
	14.145692	14.811897	4.71%	142,280	2007
	12.518467	14.145692	13.00%	139,587	2006
	11.851157	12.518467	5.63%	166,174	2005
	10.717277	11.851157	10.58%	255,241	2004
	8.578257	10.717277	24.94%	158,305	2003
	10.000000	8.578257	-14.22%	181,244	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.893172	12.310900	13.01%	56,873	2009
	12.997689	10.893172	-16.19%	139,667	2008
	12.447195	12.997689	4.42%	62,381	2007
	11.636906	12.447195	6.96%	86,526	2006
	11.289284	11.636906	3.08%	87,462	2005
	10.679239	11.289284	5.71%	108,689	2004
	9.521061	10.679239	12.16%	110,936	2003
	10.000000	9.521061	-4.79%	93,272	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.330450	22.031318	34.91%	90,870	2009
	26.054702	16.330450	-37.32%	95,850	2008
	24.556798	26.054702	6.10%	116,522	2007
	22.651820	24.556798	8.41%	155,959	2006
	20.482702	22.651820	10.59%	186,766	2005
	17.940543	20.482702	14.17%	210,862	2004
	13.505833	17.940543	32.84%	186,315	2003
	16.164624	13.505833	-16.45%	148,168	2002
	16.603938	16.164624	-2.65%	94,355	2001
	14.608445	16.603938	13.66%	35,419	2000

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.952729	11.796315	-1.31%	446,246	2009
	11.872477	11.952729	0.68%	861,803	2008
	11.485385	11.872477	3.37%	621,501	2007
	11.137564	11.485385	3.12%	589,758	2006
	10.996174	11.137564	1.29%	584,525	2005
	11.056941	10.996174	-0.55%	536,817	2004
	11.138565	10.056941	-0.73%	649,503	2003
	11.155845	11.138565	-0.15%	1,639,655	2002
	10.916008	11.155845	2.20%	2,044,393	2001
	10.435669	10.916008	4.60%	281,448	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.860742	14.553266	22.70%	94,199	2009
	14.536664	11.860742	-18.41%	72,511	2008
	14.085245	14.536664	3.20%	179,463	2007
	13.618583	14.085245	3.43%	133,129	2006
	13.509902	13.618583	0.80%	171,123	2005
	12.854836	13.509902	5.10%	182,873	2004
	11.622486	12.854836	10.60%	173,191	2003
	10.989466	11.622486	5.76%	167,293	2002
	10.692772	10.989466	2.77%	105,035	2001
	10.258279	10.692772	4.24%	59,611	2000

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.084812	8.191216	34.62%	90,296	2009
	10.000000	6.084812	-39.15%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.768783	15.074088	28.09%	21,662	2009
	22.230070	11.768783	-47.06%	23,789	2008
	21.894163	22.230070	1.53%	43,642	2007
	18.080291	21.894163	21.09%	66,439	2006
	16.355551	18.080291	10.55%	67,852	2005
	13.786097	16.355551	18.64%	37,983	2004
	10.000000	13.786097	37.86%	4,837	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.306937	8.074482	28.03%	8,677	2009
	10.000000	6.306937	-36.93%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.291166	7.907475	25.69%	7,922	2009
	10.000000	6.291166	-37.09%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.222846	7.803801	25.41%	24,892	2009

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.213418	7.766574	25.00%	115,630	2009
	10.000000	6.213418	-37.87%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.696728	8.619231	28.71%	115,663	2009
	10.000000	6.696728	-33.03%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.954701	11.259668	25.74%	28,776	2009
	16.941859	8.954701	-47.14%	36,044	2008
	15.649135	16.941859	8.26%	39,114	2007
	15.369821	15.649135	1.82%	51,836	2006
	14.413376	15.369821	6.64%	64,283	2005
	12.882319	14.413376	11.88%	91,093	2004
	9.725788	12.882319	32.46%	101,485	2003
	14.778663	9.725788	-34.19%	100,810	2002
	16.803658	14.778663	-12.05%	74,348	2001
	20.318124	16.803658	-17.30%	29,661	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	21.106873	26.280420	24.51%	66,401	2009
	31.535594	21.106873	-33.07%	78,820	2008
	34.336874	31.535594	-8.16%	105,464	2007
	29.673774	34.336874	15.71%	135,023	2006
	29.181930	29.673774	1.69%	170,069	2005
	25.218705	29.181930	15.72%	219,375	2004
	16.297452	25.218705	54.74%	249,459	2003
	22.681958	16.297452	-28.15%	236,769	2002
	17.925387	22.681958	26.54%	175,877	2001
	16.339365	17.925387	9.71%	31,281	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.056405	22.665147	32.88%	53,165	2009
	27.972742	17.056405	-39.02%	61,214	2008
	27.765664	27.972742	0.75%	76,802	2007
	25.120487	27.765664	10.53%	100,416	2006
	22.670814	25.120487	10.81%	142,314	2005
	19.308104	22.670814	17.42%	177,.450	2004
	13.879545	19.308104	39.11%	175,450	2003
	17.018889	13.879545	-18.45%	159,918	2002
	18.493168	17.018889	-7.97%	120,126	2001
	17.213333	18.493168	7.44%	61,277	2000

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.621508	10.724675	24.39%	65,825	2009
	14.953776	8.621508	-42.35%	84,209	2008
	14.013068	14.953776	6.71%	96,035	2007
	12.500702	14.013068	12.10%	116,286	2006
	11.793631	12.500702	6.00%	151,712	2005
	10.892809	11.793631	8.27%	168,999	2004
	8.659317	10.892809	25.79%	214,895	2003
	10.621089	8.659317	-18.47%	236,489	2002
	12.210612	10.621089	-13.02%	240,820	2001
	12.644908	12.210612	-3.43%	111,353	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.595431	7.221893	29.07%	159,616	2009
	10.000000	5.595431	-44.05%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.853625	10.411702	5.66%	35,342	2009
	10.000000	9.853625	-1.46%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.937705	29.38%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.912369	29.12%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.273910	10.492443	26.81%	28,505	2009
	13.311361	8.273910	-37.84%	30,942	2008
	13.800459	13.311361	-3.54%	39,924	2007
	12.069113	13.800459	14.35%	53,337	2006
	11.735400	12.069113	2.84%	59,886	2005
	10.124293	11.735400	15.91%	83,487	2004
	7.808298	10.124293	29.66%	60,584	2003
	10.573946	7.808298	-26.16%	61,930	2002
	12.202501	10.573946	-13.35%	29,682	2001
	13.838584	12.202501	-11.82%	20,756	2000

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.315688	14.706817	42.57%	136,600	2009
	19.193963	10.315688	-46.26%	155,896	2008
	17.046145	19.193963	12.60%	201,574	2007
	16.006534	17.046145	6.49%	245,745	2006
	15.437819	16.006534	3.68%	294,215	2005
	14.633993	15.437819	5.49%	376,485	2004
	11.328575	14.633993	29.18%	414,563	2003
	15.700970	11.328575	-27.85%	433,912	2002
	18.207193	15.700970	-13.77%	413,340	2001
	18.497677	18.207193	-1.57%	122,853	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.555289	18.680692	37.81%	59,229	2009
	22.976209	13.555289	-41.00%	89,403	2008
	21.904136	22.976209	4.89%	115,199	2007
	18.865932	21.904136	16.10%	150,919	2006
	16.725308	18.865932	12.80%	182,487	2005
	14.223775	16.725308	17.59%	199,623	2004
	10.000000	14.223775	42.24%	142,950	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.519524	11.747140	37.88%	143,013	2009
	14.439213	8.519524	-41.00%	164,656	2008
	13.767875	14.439213	4.88%	200,783	2007
	11.857869	13.767875	16.11%	251,845	2006
	10.515171	11.857869	12.77%	295,031	2005
	8.944883	10.515171	17.56%	351,150	2004
	6.339745	8.944883	41.09%	449,717	2003
	8.253527	6.339745	-23.19%	590,392	2002
	9.512275	8.253527	-13.23%	348,472	2001
	10.000000	9.512275	-4.88%	35,273	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.993510	2.492736	25.04%	3,101	2009
	9.573619	1.993510	-79.18%	22,864	2008
	10.000000	9.573619	-4.26%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.179565	2.694504	23.63%	0	2009
	10.359570	2.179565	-78.96%	0	2008
	10.512796	10.359570	-1.46%	0	2007
	10.000000	10.512796	5.13%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.472790	11.988148	26.55%	137,925	2009
	15.606456	9.472790	-39.30%	153,753	2008
	15.150935	15.606456	3.01%	182,930	2007
	13.351587	15.150935	13.48%	207,177	2006
	12.770576	13.351587	4.55%	262,003	2005
	11.826595	12.770576	7.98%	337,857	2004
	9.460540	11.826595	25.01%	374,490	2003
	11.810153	9.460540	-19.89%	314,127	2002
	13.326790	11.810153	-11.38%	300,263	2001
	14.807604	13.326790	-10.00%	150,622	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.979109	8.092326	35.34%	28,102	2009
	9.749103	5.979109	-38.67%	14,393	2008
	10.004288	9.749103	-2.55%	18,030	2007
	10.000000	10.004288	0.04%	9,038	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	8.769449	11.471960	30.82%	32,973	2009
	17.453795	8.769449	-49.76%	44,330	2008
	16.640228	17.453795	4.89%	43,121	2007
	16.383114	16.640228	1.57%	70,927	2006
	14.784164	16.383114	10.82%	93,508	2005
	12.511950	14.784164	18.16%	119,500	2004
	10.098682	12.511950	23.90%	122,536	2003
	14.177025	10.098682	-28.77%	122,945	2002
	20.910873	14.177025	-32.20%	143,747	2001
	23.879534	20.910873	-12.43%	104,514	2000

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.863506	8.64%	473	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.942921	9.43%	18,699	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.621138	9.261509	39.88%	9,455	2009
	11.703575	6.621138	-43.43%	1,911	2008
	10.547336	11.703575	10.96%	5,606	2007
	10.000000	10.547336	5.47%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.025266	8.680436	23.56%	45,645	2009
	11.173803	7.025266	-37.13%	37,318	2008
	10.994446	11.173803	1.63%	25,211	2007
	10.000000	10.994446	9.94%	19,387	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.589082	10.372014	8.16%	3,028	2009
	10.824988	9.589082	-11.42%	3,432	2008
	10.406425	10.824988	4.02%	7,789	2007
	10.000000	10.406425	4.06%	5,258	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	27.314305	35.085823	28.45%	10,059	2009
	32.565389	27.314305	-16.12%	10,285	2008
	30.989172	32.565389	5.09%	10,830	2007
	28.348378	30.989172	9.32%	11,036	2006
	25.599081	28.348378	10.74%	11,196	2005
	23.577028	25.599081	8.58%	14,067	2004
	18.691227	23.577028	26.14%	28,390	2003
	17.347230	18.691227	7.75%	10,273	2002
	15.972670	17.347230	8.61%	2,322	2001
	14.534982	15.972670	9.89%	1,610	2000

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.658815	22.438677	110.52%	11,891	2009
	30.653451	10.658815	-65.23%	8,533	2008
	22.589129	30.653451	35.70%	14,061	2007
	16.409772	22.589129	37.66%	16,083	2006
	12.614189	16.409772	30.09%	18,552	2005
	10.000000	12.614189	26.14%	11,787	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	21.193516	44.570461	110.30%	5,283	2009
	61.000464	21.193516	-65.26%	5,546	2008
	44.936453	61.000464	35.75%	11,756	2007
	32.653846	44.936453	37.61%	16,286	2006
	25.075792	32.653846	30.22%	17,624	2005
	20.191153	25.075792	24.19%	21,299	2004
	13.274041	20.191153	52.11%	29,007	2003
	13.857976	13.274041	-4.21%	30,469	2002
	14.308006	13.857976	-3.15%	20,943	2001
	24.947866	14.308006	-42.65%	11,621	2000

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	17.470460	27.165127	55.49%	34,146	2009
	32.855614	17.470460	-46.83%	25,992	2008
	22.918869	32.855614	43.36%	30,792	2007
	18.654364	22.918869	22.86%	34,431	2006
	12.471404	18.654364	49.58%	45,314	2005
	10.000000	12.471404	24.71%	12,093	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	26.992877	41.949101	55.41%	1,056	2009
	50.790086	26.992877	-46.85%	2,492	2008
	35.422343	50.790086	43.38%	3,172	2007
	28.841712	35.422343	22.82%	3,787	2006
	19.275174	28.841712	49.63%	5,647	2005
	15.728084	19.275174	22.55%	9,209	2004
	11.011517	15.728084	42.83%	12,314	2003
	11.487829	11.011517	-4.15%	8,584	2002
	13.004291	11.487829	-11.66%	7,036	2001
	11.832203	13.004291	9.91%	6,492	2000

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.078108	30.78%	4,073	2009*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	6.195961	8.715275	40.66%	3,851	2009
	10.000000	6.195961	-38.04%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.211657	12.183910	8.67%	81,859	2009
	11.554412	11.211657	-2.97%	66,367	2008
	10.703194	11.554412	7.95%	63,133	2007
	10.685142	10.703194	0.17%	53,407	2006
	10.669705	10.685142	0.14%	76,506	2005
	10.226939	10.669705	4.33%	65,652	2004
	10.000000	10.226939	2.27%	24,270	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.910108	11.539646	16.44%	52,719	2009
	15.365439	9.910108	-35.50%	61,106	2008
	15.595327	15.365439	-1.47%	105,654	2007
	13.507947	15.595327	15.45%	115,651	2006
	13.092858	13.507947	3.17%	133,174	2005
	11.751833	13.092858	11.41%	147,460	2004
	9.213961	11.751833	27.54%	137,995	2003
	11.590032	9.213961	-20.50%	115,407	2002
	12.827110	11.590032	-9.64%	96,144	2001

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.938834	10.171685	28.13%	12,575	2009
	10.643035	7.938834	-25.41%	8,322	2008
	11.049729	10.643035	-3.68%	4,642	2007
	10.000000	11.049729	10.50%	2,642	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.428331	17.052167	18.19%	63,880	2009
	19.984662	14.428331	-27.80%	80,664	2008
	21.367955	19.984662	-6.47%	123,065	2007
	18.263666	21.367955	17.00%	153,529	2006
	17.634549	18.263666	3.57%	188,944	2005
	15.642757	17.634549	12.73%	190,130	2004
	12.302130	15.642757	27.15%	199,685	2003
	14.279045	12.302130	-13.84%	160,497	2002
	12.836968	14.279045	11.23%	87,075	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.063857	20.64%	15,004	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.101066	1.01%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.879210	12.178690	23.28%	18,470	2009
	14.503198	9.879210	-31.88%	22,187	2008
	14.807242	14.503198	-2.05%	19,649	2007
	13.125399	14.807242	12.81%	28,852	2006
	12.413331	13.125399	5.74%	45,447	2005
	10.329023	12.413331	20.18%	53,403	2004
	7.603070	10.329023	35.85%	40,196	2003
	10.000000	7.603070	-23.97%	10,571	2002*

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	7.560169	9.970594	31.88%	6,571	2009
	11.692955	7.560169	-35.34%	6,690	2008
	11.003223	11.692955	6.27%	6,691	2007
	10.218827	11.003223	7.68%	6,604	2006
	10.001884	10.218827	2.17%	15,567	2005
	9.550729	10.001884	4.72%	26,667	2004
	7.687264	9.550729	24.24%	16,854	2003
	10.972704	7.687264	-29.94%	4,023	2002
	14.374715	10.972704	-23.67%	4,257	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	9.167807	11.419938	24.57%	213,353	2009
	14.792314	9.167807	-38.02%	224,081	2008
	14.254382	14.792314	3.77%	233,428	2007
	12.516404	14.254382	13.89%	478,813	2006
	12.124769	12.516404	3.23%	556,423	2005
	11.114277	12.124769	9.09%	615,191	2004
	8.781243	11.114277	26.57%	751,431	2003
	11.471393	8.781243	-23.45%	522,055	2002
	13.249172	11.471393	-13.42%	381,522	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.503190	12.692396	20.84%	30,873	2009
	15.120919	10.503190	-30.54%	32,881	2008
	14.315710	15.120919	5.62%	37,236	2007
	12.464569	14.315710	14.85%	44,490	2006
	12.110835	12.464569	2.92%	58,136	2005
	11.692755	12.110835	3.58%	68,826	2004
	9.786828	11.692755	19.47%	69,624	2003
	11.917939	9.786828	-17.88%	77,065	2002
	13.329025	11.917939	-10.59%	91,738	2001

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.553222	14.906875	18.75%	148,336	2009
	13.732251	12.553222	-8.59%	166,494	2008
	13.216733	13.732251	3.90%	210,380	2007
	12.869267	13.216733	2.70%	251,502	2006
	12.884321	12.869267	-0.12%	324,841	2005
	12.610763	12.884321	2.17%	362,655	2004
	12.222015	12.610763	3.18%	453,900	2003
	11.340121	12.222015	7.78%	768,757	2002
	10.648571	11.340121	6.49%	220,079	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	8.313085	10.176442	22.41%	0	2009
	11.253089	8.313085	-26.13%	1,576	2008
	10.505459	11.253089	7.12%	2,232	2007
	10.000000	10.505459	5.05%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	7.584783	9.630658	26.97%	600	2009
	11.432335	7.584783	-33.65%	809	2008
	10.525423	11.432335	8.62%	975	2007
	10.000000	10.525423	5.25%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	7.059531	9.146676	29.56%	0	2009
	11.562493	7.059531	-38.94%	0	2008
	10.545563	11.562493	9.64%	0	2007
	10.000000	10.545563	5.46%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.289253	17.776459	33.77%	129,283	2009
	23.487077	13.289253	-43.42%	159,058	2008
	20.272919	23.487077	15.85%	185,663	2007
	18.424638	20.272919	10.03%	232,859	2006
	15.991270	18.424638	15.22%	236,086	2005
	14.061341	15.991270	13.73%	207,952	2004
	11.110642	14.061341	26.56%	156,948	2003
	12.441038	11.110642	-10.69%	108,242	2002
	14.398684	12.441038	-13.60%	49,621	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	6.048851	8.801514	45.51%	36,779	2009
	13.455244	6.048851	-55.04%	17,579	2008
	9.370407	13.455244	43.59%	23,348	2007
	10.000000	9.370407	-6.30%	6,969	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.944576	12.750014	28.21%	207,801	2009
	17.603654	9.944576	-43.51%	245,299	2008
	17.605402	17.603654	-0.01%	272,747	2007
	14.868984	17.605402	18.40%	358,874	2006
	14.258511	14.868984	4.28%	413,584	2005
	12.983123	14.258511	9.82%	511,447	2004
	10.111588	12.983123	28.40%	507,922	2003
	12.355466	10.111588	-18.16%	368,323	2002
	13.203880	12.355466	-6.43%	223,515	2001

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.418346	7.785067	43.68%	3,121	2009
	12.228638	5.418346	-55.69%	3,547	2008
	10.080384	12.228638	21.31%	4,345	2007
	9.708462	10.080384	3.83%	7,607	2006
	9.044412	9.708462	7.34%	7,591	2005
	8.567950	9.044412	5.56%	9,728	2004
	6.701675	8.567950	27.85%	9,727	2003
	8.704709	6.701675	-23.01%	9,997	2002
	10.319040	8.704709	-15.64%	11,979	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.135167	10.279106	26.35%	39,915	2009
	15.636843	8.135167	-47.97%	61,009	2008
	12.500955	15.636843	25.09%	90,247	2007
	11.878333	12.500955	5.24%	96,745	2006
	11.399783	11.878333	4.20%	116,356	2005
	11.196253	11.399783	1.82%	185,405	2004
	8.551687	11.196253	30.92%	208,417	2003
	12.425772	8.551687	-31.18%	137,066	2002
	15.318941	12.425772	-18.89%	111,173	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.504019	12.055544	41.76%	44,112	2009
	11.509516	8.504019	-26.11%	54,382	2008
	11.371725	11.509516	1.21%	82,786	2007
	10.373232	11.371725	9.63%	150,597	2006
	10.261209	10.373232	1.09%	181,969	2005
	9.506798	10.261209	7.94%	244,391	2004
	7.593653	9.506798	25.19%	309,122	2003
	7.432559	7.593653	2.17%	135,883	2002
	8.556624	7.432559	-13.14%	50,624	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.243785	10.280217	41.92%	51,548	2009
	9.792776	7.243785	-26.03%	23,600	2008
	10.000000	9.792776	-2.07%	54,326	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.552916	12.036092	14.05%	61,219	2009
	11.073183	10.552916	-4.70%	15,953	2008
	10.777370	11.073183	2.74%	82,379	2007
	10.479364	10.777370	2.84%	31,337	2006
	10.411178	10.479364	0.65%	32,747	2005
	10.121844	10.411178	2.86%	22,889	2004
	10.000000	10.121844	1.22%	10,047	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.689160	9.234738	38.06%	9,625	2009
	11.215287	6.689160	-40.36%	9,421	2008
	9.849935	11.215287	13.86%	7,069	2007
	10.000000	9.849935	-1.50%	5,542	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.462720	14.290321	24.67%	2,379	2009
	20.710438	11.462720	-44.65%	2,473	2008
	17.922234	20.710438	15.56%	3,015	2007
	15.410290	17.922234	16.30%	7,350	2006
	13.136258	15.410290	17.31%	7,506	2005
	11.739347	13.136258	11.90%	13,050	2004
	8.313864	11.739347	41.20%	13,447	2003
	10.585490	8.313864	-21.46%	15,941	2002
	13.637938	10.585490	-22.38%	76,177	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.649405	13.281875	24.72%	75,812	2009
	19.245422	10.649405	-44.67%	75,637	2008
	16.651827	19.245422	15.58%	59,155	2007
	14.317604	16.651827	16.30%	89,626	2006
	12.209635	14.317604	17.26%	91,784	2005
	10.910427	12.209635	11.91%	97,961	2004
	7.724242	10.910427	41.25%	93,374	2003
	10.000000	7.724242	-22.76%	79,562	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.553572	11.722632	55.19%	9,500	2009
	15.691143	7.553572	-51.86%	7,066	2008
	15.071219	15.691143	4.11%	8,910	2007
	13.154007	15.071219	14.58%	15,675	2006
	13.007940	13.154007	1.12%	17,874	2005
	11.573740	13.007940	12.39%	28,021	2004
	7.438892	11.573740	55.58%	19,507	2003
	10.000000	7.438892	-25.61%	3,128	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.884068	10.540823	33.70%	69,477	2009
	11.367190	7.884068	-30.64%	65,581	2008
	11.112000	11.367190	2.30%	82,084	2007
	10.000000	11.112000	11.12%	13,939	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.452025	8.216525	27.35%	11,857	2009
	9.769322	6.452025	-33.96%	16,382	2008
	10.150386	9.769322	-3.75%	470	2007
	10.000000	10.150386	1.50%	4,745	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.593718	8.468198	28.43%	0	2009
	10.000000	6.593718	-34.06%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.313407	10.746557	70.22%	9,856	2009
	13.529433	6.313407	-53.34%	5,324	2008
	10.662627	13.529433	26.89%	2,977	2007
	10.000000	10.662627	6.63%	539	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.258526	9.819093	35.28%	66,781	2009
	12.350333	7.258526	-41.23%	62,444	2008
	10.850622	12.350333	13.82%	3,515	2007
	10.000000	10.850622	8.51%	3,384	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.971313	14.009423	17.02%	55,045	2009
	11.431762	11.971313	4.72%	36,226	2008
	10.442823	11.431762	9.47%	19,950	2007
	10.000000	10.442823	4.43%	0	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	6.152307	7.322973	19.03%	0	2009
	10.875701	6.152307	-43.43%	0	2008
	9.872617	10.875701	10.16%	0	2007
	10.000000	9.872617	-1.27%	0	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	5.724115	8.013895	40.00%	14,994	2009
	10.980495	5.724115	-47.87%	12,806	2008
	10.074567	10.980495	8.99%	13,413	2007
	10.000000	10.074567	0.75%	14,074	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.387222	21.437776	23.30%	11,501	2009*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.326003	9.107636	43.97%	120,744	2009
	11.520915	6.326003	-45.09%	135,393	2008
	8.552224	11.520915	34.71%	76,012	2007
	7.948696	8.552224	7.59%	61,281	2006
	7.161930	7.948696	10.99%	68,758	2005
	6.157266	7.161930	16.32%	83,409	2004
	5.193752	6.157266	18.55%	86,255	2003
	6.265584	5.193752	-17.11%	99,857	2002
	8.129929	6.265584	-22.93%	92,028	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.931839	12.286059	54.90%	3,202	2009
	14.338854	7.931839	-44.68%	3,388	2008
	11.944978	14.338854	20.04%	3,235	2007
	11.223011	11.944978	6.43%	3,350	2006
	10.223851	11.223011	9.77%	4,524	2005
	10.283100	10.223851	-0.58%	7,988	2004
	7.088099	10.283100	45.08%	8,363	2003
	10.000000	7.088099	-29.12%	3,027	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.595933	4.015918	54.70%	464	2009
	4.699186	2.595933	-44.76%	464	2008
	3.916461	4.699186	19.99%	548	2007
	3.683574	3.916461	6.32%	548	2006
	3.348910	3.683574	9.99%	2,970	2005
	3.377335	3.348910	-0.84%	3,060	2004
	2.338439	3.377335	44.43%	4,343	2003
	4.015227	2.338439	-41.76%	5,598	2002
	6.497274	4.015227	-38.20%	10,658	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.456513	23.759654	76.57%	43,530	2009
	28.558402	13.456513	-52.88%	37,976	2008
	22.616725	28.558402	26.27%	42,024	2007
	15.635606	22.616725	44.65%	47,536	2006
	12.011186	15.635606	30.18%	39,257	2005
	10.261664	12.011186	17.05%	34,375	2004
	7.735029	10.261664	32.66%	36,414	2003
	10.000000	7.735029	-22.65%	30,182	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.834034	13.832197	76.57%	7,022	2009
	16.632567	7.834034	-52.90%	7,029	2008
	13.177706	16.632567	26.22%	9,320	2007
	9.114282	13.177706	44.58%	10,133	2006
	7.005646	9.114282	30.10%	12,191	2005
	5.986432	7.005646	17.03%	18,318	2004
	4.512894	5.986432	32.65%	28,126	2003
	6.165048	4.512894	-26.80%	51,851	2002
	8.166613	6.165048	-24.51%	84,504	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.390184	11.730542	24.92%	8,780	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	7.778283	9.391265	20.74%	29,042	2009
	11.729383	7.778283	-33.69%	18,079	2008
	11.057180	11.729383	6.08%	29,345	2007
	10.000000	11.057180	10.57%	16,020	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.009695	10.067484	11.74%	24,417	2009
	10.555062	9.009695	-14.64%	23,586	2008
	10.218181	10.555062	3.30%	25,654	2007
	9.944989	10.218181	2.75%	23,583	2006
	9.942308	9.944989	0.03%	34,020	2005
	10.005513	9.942308	-0.63%	50,530	2004
	10.000000	10.005513	0.06%	63,959	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	5.752371	6.962419	21.04%	11,926	2009
	9.639072	5.752371	-40.32%	11,384	2008
	9.726615	9.639072	-0.90%	0	2007
	10.000000	9.726615	-2.73%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.439623	10.936610	29.59%	0	2009
	14.134860	8.439623	-40.29%	425	2008
	13.322362	14.134860	6.10%	425	2007
	11.882732	13.322362	12.12%	425	2006
	11.277640	11.882732	5.37%	0	2005
	10.000000	11.277640	12.78%	154	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.312041	13.12%	0	2009*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.446849	24.47%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.578222	9.221689	21.69%	61,505	2009
	10.944829	7.578222	-30.76%	61,025	2008
	10.458763	10.944829	4.65%	96,286	2007
	10.000000	10.458763	4.59%	63,636	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.420556	10.417221	10.58%	32,288	2009
	10.600857	9.420556	-11.13%	43,521	2008
	10.440837	10.600857	1.53%	58,887	2007
	10.000000	10.440837	4.41%	10,105	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.327629	10.230924	39.62%	23,833	2009
	12.111276	7.327629	-39.50%	29,641	2008
	10.741225	12.111276	12.76%	6,877	2007
	10.000000	10.741225	7.41%	4,408	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.230855	8.526248	36.84%	46,183	2009
	11.327974	6.230855	-45.00%	36,368	2008
	10.267965	11.327974	10.32%	18,586	2007
	10.000000	10.267965	2.68%	8,337	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.984290	7.711392	28.86%	16,396	2009
	9.799507	5.984290	-38.93%	6,438	2008
	10.000000	9.799507	-2.00%	4,794	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.343788	14.890479	43.96%	13,776	2009
	14.568352	10.343788	-29.00%	17,873	2008
	14.327225	14.568352	1.68%	25,425	2007
	13.137103	14.327225	9.06%	37,339	2006
	13.013356	13.137103	0.95%	50,069	2005
	11.987751	13.013356	8.56%	92,590	2004
	9.943317	11.987751	20.56%	107,483	2003
	9.769394	9.943317	1.78%	63,747	2002
	9.507993	9.769394	2.75%	102,918	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.212227	11.828576	44.04%	30,336	2009
	11.583704	8.212227	-29.11%	37,162	2008
	11.388285	11.583704	1.72%	83,554	2007
	10.442736	11.388285	9.05%	31,678	2006
	10.000000	10.442736	4.43%	28,966	2005*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.200240	10.488624	27.91%	779	2009

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	13.106515	16.757493	27.86%	3,860	2009
	24.634597	13.106515	-46.80%	6,653	2008
	19.651130	24.634597	25.36%	19,531	2007
	14.989960	19.651130	31.10%	15,985	2006
	11.678247	14.989960	28.36%	11,927	2005
	10.357459	11.678247	12.75%	5,363	2004
	7.761892	10.357459	33.44%	1,729	2003
	10.000000	7.761892	-22.38%	1,512	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.916317	13.454805	23.25%	0	2009
	19.892114	10.916317	-45.12%	0	2008
	16.827483	19.892114	18.21%	324	2007
	13.556971	16.827483	24.12%	324	2006
	11.520951	13.556971	17.67%	636	2005
	10.101947	11.520951	14.05%	852	2004
	7.529984	10.101947	34.16%	1,958	2003
	10.235887	7.529984	-26.44%	2,914	2002
	12.787543	10.235887	-19.95%	998	2001

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.651550	18.057807	23.25%	2,682	2009
	26.691509	14.651550	-45.11%	3,369	2008
	22.571390	26.691509	18.25%	4,026	2007
	18.194610	22.571390	24.06%	6,589	2006
	15.462062	18.194610	17.67%	10,834	2005
	13.557650	15.462062	14.05%	1,343	2004
	10.000000	13.557650	35.58%	1,177	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.133661	7.742536	50.82%	90,948	2009
	10.000000	5.133661	-48.66%	3,328	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.120401	7.937739	29.69%	0	2009
	10.000000	6.120401	-38.80%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	6.352856	8.092734	27.39%	0	2009
	10.000000	6.352856	-36.47%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	7.914141	9.350064	18.14%	15,108	2009
	10.000000	7.914141	-20.86%	15,108	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	7.192456	8.805424	22.43%	5,097	2009
	10.000000	7.192456	-28.08%	5,099	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.063670	10.100382	11.44%	3,873	2009
	10.000000	9.063670	-9.36%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	7.550034	9.078170	20.24%	0	2009
	10.000000	7.550034	-24.50%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	6.829631	8.523825	24.81%	0	2009
	10.000000	6.829631	-31.70%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	8.293877	9.623621	16.03%	7,498	2009
	10.000000	8.293877	-17.06%	7,498	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.852148	10.567560	7.26%	16,022	2009
	10.000000	9.852148	-1.48%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.836146	11.292531	14.81%	9,170	2009
	10.000000	9.836146	-1.64%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.870698	22.335735	61.03%	0	2009
	33.307042	13.870698	-58.36%	0	2008
	23.205358	33.307042	43.53%	35	2007
	17.213353	23.205358	34.81%	35	2006
	13.161389	17.213353	30.79%	205	2005
	11.054993	13.161389	19.05%	223	2004
	6.784099	11.054993	62.95%	742	2003
	8.116661	6.784099	-16.42%	985	2002
	8.682706	8.116661	-6.52%	0	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	15.299635	24.662454	61.20%	18,015	2009
	36.797325	15.299635	-58.42%	19,076	2008
	25.642476	36.797325	43.50%	25,805	2007
	19.031401	25.642476	34.74%	16,226	2006
	14.549538	19.031401	30.80%	40,385	2005
	12.219653	14.549538	19.07%	15,687	2004
	7.500827	12.219653	62.91%	4,175	2003
	10.000000	7.500827	-24.99%	2,157	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.513118	14.694661	1.25%	191,390	2009
	13.664343	14.513118	6.21%	281,866	2008
	12.933561	13.664343	5.65%	266,808	2007
	12.692608	12.933561	1.90%	180,184	2006
	12.465513	12.692608	1.82%	213,505	2005
	12.243119	12.465513	1.82%	226,966	2004
	12.173458	12.243119	0.57%	321,868	2003
	11.124403	12.173458	9.43%	616,020	2002
	10.519995	11.124403	5.75%	362,608	2001

NVIT NVIT Growth Fund: Class I - Q/NQ	5.038723	6.631125	31.60%	1,494	2009
	8.337574	5.038723	-39.57%	1,499	2008
	7.074000	8.337574	17.86%	18,233	2007
	6.757391	7.074000	4.69%	9,720	2006
	6.434764	6.757391	5.01%	9,888	2005
	6.033943	6.434764	6.64%	4,840	2004
	4.610169	6.033943	30.88%	291	2003
	6.559782	4.610169	-29.72%	3,525	2002
	9.258498	6.559782	-29.15%	3,774	2001

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.572504	8.334511	26.81%	421	2009
	11.713296	6.572504	-43.89%	432	2008
	10.860812	11.713296	7.85%	448	2007
	10.000000	10.860812	8.61%	514	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.590102	12.028363	25.42%	27,172	2009
	15.400568	9.590102	-37.73%	27,172	2008
	14.742058	15.400568	4.47%	26,331	2007
	12.792856	14.742058	15.24%	8,062	2006
	12.020568	12.792856	6.42%	8,271	2005
	10.691584	12.020568	12.43%	9,983	2004
	8.222834	10.691584	30.02%	25,782	2003
	10.000000	8.222834	-17.77%	17,700	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.531239	15.31%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.090220	20.90%	0	2009*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.179749	12.024651	7.56%	66,324	2009
	12.065159	11.179749	-7.34%	45,508	2008
	11.612509	12.065159	3.90%	35,886	2007
	11.093142	11.612509	4.68%	43,209	2006
	10.890089	11.093142	1.86%	65,662	2005
	10.553714	10.890089	3.19%	76,870	2004
	9.919273	10.553714	6.40%	85,697	2003
	10.000000	9.919273	-0.81%	99,206	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.376310	12.188811	17.47%	362,668	2009
	13.702051	10.376310	-24.27%	262,852	2008
	13.153254	13.702051	4.17%	294,685	2007
	11.979453	13.153254	9.80%	384,897	2006
	11.532734	11.979453	3.87%	427,356	2005
	10.678199	11.532734	8.00%	442,274	2004
	9.020903	10.678199	18.37%	372,836	2003
	10.000000	9.020903	-9.79%	154,951	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.989754	12.252537	22.65%	94,115	2009
	14.767442	9.989754	-32.35%	105,537	2008
	14.110426	14.767442	4.66%	114,591	2007
	12.493570	14.110426	12.94%	126,876	2006
	11.833566	12.493570	5.58%	122,601	2005
	10.706793	11.833566	10.52%	126,060	2004
	8.574196	10.706793	24.87%	148,829	2003
	10.000000	8.574196	-14.26%	63,723	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.854964	12.261505	12.96%	117,461	2009
	12.958668	10.854964	-16.23%	108,068	2008
	12.416152	12.958668	4.37%	157,709	2007
	11.613758	12.416152	6.91%	181,274	2006
	11.272511	11.613758	3.03%	214,062	2005
	10.668780	11.272511	5.66%	212,112	2004
	9.516564	10.668780	12.11%	212,629	2003
	10.000000	9.516564	-4.83%	122,166	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.245788	21.905984	34.84%	45,333	2009
	25.932810	16.245788	-37.35%	53,209	2008
	24.454381	25.932810	6.05%	79,500	2007
	22.568763	24.454381	8.35%	116,919	2006
	20.417909	22.568763	10.53%	132,863	2005
	17.892866	20.417909	14.11%	127,705	2004
	13.476762	17.892866	32.77%	142,647	2003
	16.138025	13.476762	-16.49%	102,391	2002
	16.585077	16.138025	-2.70%	69,848	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.890766	11.729216	-1.36%	321,001	2009
	11.816919	11.890766	0.62%	533,671	2008
	11.437465	11.816919	3.32%	415,830	2007
	11.096705	11.437465	3.07%	329,257	2006
	10.961374	11.096705	1.23%	366,203	2005
	11.027537	10.961374	-0.60%	343,261	2004
	11.114578	11.027537	-0.78%	569,823	2003
	11.137467	11.114578	-0.21%	866,880	2002
	10.903584	11.137467	2.15%	497,321	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.799208	14.470434	22.64%	43,636	2009
	14.468591	11.799208	-18.45%	62,338	2008
	14.026433	14.468591	3.15%	93,379	2007
	13.568574	14.026433	3.37%	98,185	2006
	13.467108	13.568574	0.75%	116,999	2005
	12.820626	13.467108	5.04%	129,297	2004
	11.597439	12.820626	10.55%	115,419	2003
	10.971350	11.597439	5.71%	83,045	2002
	10.680606	10.971350	2.72%	22,747	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.082741	8.184265	34.55%	17,647	2009
	10.000000	6.082741	-39.17%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.735032	15.023225	28.02%	9,784	2009
	22.177588	11.735032	-47.09%	13,390	2008
	21.853598	22.177588	1.48%	16,090	2007
	18.055902	21.853598	21.03%	18,956	2006
	16.341750	18.055902	10.49%	17,373	2005
	13.781443	16.341750	18.58%	22,097	2004
	10.000000	13.781443	37.81%	2,737	2003*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.304802	8.067649	27.96%	5,859	2009
	10.000000	6.304802	-36.95%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.289031	7.900785	25.63%	57,222	2009
	10.000000	6.289031	-37.11%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.220733	7.797173	25.34%	11,089	2009

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.211307	7.760008	24.93%	60,447	2009
	10.000000	6.211307	-37.89%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.694455	8.611937	28.64%	74,855	2009
	10.000000	6.694455	-33.06%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.910934	11.198962	25.68%	10,504	2009
	16.867623	8.910934	-47.17%	11,305	2008
	15.588507	16.867623	8.21%	20,551	2007
	15.318030	15.588507	1.77%	26,802	2006
	14.372068	15.318030	6.58%	30,524	2005
	12.851906	14.372068	11.83%	32,432	2004
	9.707740	12.851906	32.39%	37,573	2003
	14.758730	9.707740	-34.22%	37,514	2002
	16.798563	14.758730	-12.10%	15,835	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	20.997459	26.130932	24.45%	21,047	2009
	31.388067	20.997459	-33.10%	27,783	2008
	34.193682	31.388067	-8.21%	36,537	2007
	29.564986	34.193682	15.66%	48,067	2006
	29.089641	29.564986	1.63%	56,988	2005
	25.151693	29.089641	15.66%	86,601	2004
	16.262376	25.151693	54.66%	84,424	2003
	22.644645	16.262376	-28.18%	79,267	2002
	17.905028	22.644645	26.47%	48,595	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	16.967998	22.536251	32.82%	54,114	2009
	27.841912	16.967998	-39.06%	64,888	2008
	27.649899	27.841912	0.69%	57,264	2007
	25.028404	27.649899	10.47%	88,247	2006
	22.599126	25.028404	10.75%	110,201	2005
	19.256799	22.599126	17.36%	109,482	2004
	13.849676	19.256799	39.04%	99,939	2003
	16.990870	13.849676	-18.49%	93,149	2002
	18.472168	16.990870	-8.02%	89,516	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.576821	10.663668	24.33%	22,139	2009
	14.883829	8.576821	-42.37%	26,278	2008
	13.954626	14.883829	6.66%	33,120	2007
	12.454858	13.954626	12.04%	41,279	2006
	11.756316	12.454858	5.94%	67,378	2005
	10.863847	11.756316	8.22%	79,410	2004
	8.640665	10.863847	25.73%	83,002	2003
	10.603608	8.640665	-18.51%	63,624	2002
	12.196740	10.603608	-13.06%	56,232	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.593521	7.215778	29.00%	75,150	2009
	10.000000	5.593521	-44.06%	951	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.850295	10.402907	5.61%	26,235	2009
	10.000000	9.850295	-1.50%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.937705	29.38%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.912369	29.12%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.231001	10.432735	26.75%	5,624	2009
	13.249079	8.231001	-37.87%	7,154	2008
	13.742893	13.249079	-3.59%	23,637	2007
	12.024844	13.742893	14.29%	29,322	2006
	11.698262	12.024844	2.79%	35,770	2005
	10.097367	11.698262	15.85%	40,978	2004
	7.791482	10.097367	29.59%	27,435	2003
	10.556552	7.791482	-26.19%	7,345	2002
	12.188636	10.556552	-13.39%	1,747	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.262211	14.623163	42.50%	62,309	2009
	19.104160	10.262211	-46.28%	80,282	2008
	16.975039	19.104160	12.54%	101,202	2007
	15.947833	16.975039	6.44%	123,741	2006
	15.388983	15.947833	3.63%	167,534	2005
	14.595104	15.388983	5.44%	217,502	2004
	11.304185	14.595104	29.11%	200,152	2003
	15.675123	11.304185	-27.88%	165,364	2002
	18.186519	15.675123	-13.81%	140,244	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.516351	18.617594	37.74%	38,425	2009
	22.921857	13.516351	-41.03%	48,925	2008
	21.863480	22.921857	4.84%	59,473	2007
	18.840442	21.863480	16.05%	80,783	2006
	16.711161	18.840442	12.74%	107,201	2005
	14.218957	16.711161	17.53%	161,217	2004
	10.000000	14.218957	42.19%	148,182	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.482166	11.689703	37.82%	51,050	2009
	14.383197	8.482166	-41.03%	78,218	2008
	13.721463	14.383197	4.82%	96,454	2007
	11.823860	13.721463	16.05%	111,291	2006
	10.490302	11.823860	12.71%	133,741	2005
	8.928255	10.490302	17.50%	168,356	2004
	6.331165	8.928255	41.02%	193,803	2003
	8.246547	6.331165	-23.23%	266,356	2002
	9.509088	8.246547	-13.28%	140,357	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.991820	2.489349	24.98%	1,739	2009
	9.570368	1.991820	-79.19%	0	2008
	10.000000	9.570368	-4.30%	32,305	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.176607	2.689494	23.56%	428	2009
	10.350807	2.176607	-78.97%	428	2008
	10.509264	10.350807	-1.51%	428	2007
	10.000000	10.509264	5.09%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.423709	11.919993	26.49%	71,323	2009
	15.533481	9.423709	-39.33%	65,297	2008
	15.087777	15.533481	2.95%	92,806	2007
	13.302642	15.087777	13.42%	116,533	2006
	12.730190	13.302642	4.50%	133,731	2005
	11.795169	12.730190	7.93%	149,455	2004
	9.440180	11.795169	24.95%	156,352	2003
	11.790725	9.440180	-19.94%	131,124	2002
	13.311650	11.790725	-11.43%	83,548	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.971012	8.077252	35.27%	6,755	2009
	9.740855	5.971012	-38.70%	2,644	2008
	10.000925	9.740855	-2.60%	2,661	2007
	10.000000	10.000925	0.01%	2,173	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	8.723969	11.406673	30.75%	16,584	2009
	17.372133	8.723969	-49.78%	16,770	2008
	16.570821	17.372133	4.84%	19,179	2007
	16.323041	16.570821	1.52%	29,658	2006
	14.737397	16.323041	10.76%	49,558	2005
	12.478694	14.737397	18.10%	50,147	2004
	10.076931	12.478694	23.83%	34,284	2003
	14.153669	10.076931	-28.80%	21,624	2002
	20.887100	14.153669	-32.24%	13,016	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.863506	8.64%	473	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.942921	9.43%	18,699	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.612185	9.244285	39.81%	4,809	2009
	11.693700	6.612185	-43.46%	5,132	2008
	10.543798	11.693700	10.91%	3,089	2007
	10.000000	10.543798	5.44%	1,971	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.015759	8.664286	23.50%	57,045	2009
	11.164371	7.015759	-37.16%	57,570	2008
	10.990761	11.164371	1.58%	10,044	2007
	10.000000	10.990761	9.91%	14,403	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.576107	10.352730	8.11%	1,612	2009
	10.815830	9.576107	-11.46%	824	2008
	10.402929	10.815830	3.97%	1,554	2007
	10.000000	10.402929	4.03%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	27.172779	34.886363	28.39%	647	2009
	32.413104	27.172779	-16.17%	647	2008
	30.859988	32.413104	5.03%	1,235	2007
	28.244481	30.859988	9.26%	1,834	2006
	25.518160	28.244481	10.68%	3,131	2005
	23.514411	25.518160	8.52%	4,763	2004
	18.651037	23.514411	26.08%	9,254	2003
	17.318710	18.651037	7.69%	8,478	2002
	15.954543	17.318710	8.55%	358	2001

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.633635	22.374338	110.41%	4,710	2009
	30.596660	10.633635	-65.25%	2,926	2008
	22.558762	30.596660	35.63%	3,759	2007
	16.396002	22.558762	37.59%	9,115	2006
	12.609968	16.396002	30.02%	3,279	2005
	10.000000	12.609968	26.10%	1,692	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	21.083641	44.316971	110.20%	0	2009
	60.715138	21.083641	-65.27%	0	2008
	44.749051	60.715138	35.68%	732	2007
	32.534103	44.749051	37.55%	750	2006
	24.996452	32.534103	30.15%	1,721	2005
	20.137470	24.996452	24.13%	1,761	2004
	13.245459	20.137470	52.03%	3,365	2003
	13.835162	13.245459	-4.26%	5,000	2002
	14.291739	13.835162	-3.19%	3,308	2001

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	17.429231	27.087285	55.41%	9,782	2009
	32.794748	17.429231	-46.85%	10,645	2008
	22.888068	32.794748	43.28%	25,966	2007
	18.638711	22.888068	22.80%	13,927	2006
	12.467222	18.638711	49.50%	16,780	2005
	10.000000	12.467222	24.67%	5,171	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	26.852986	41.710547	55.33%	6,450	2009
	50.552578	26.852986	-46.88%	6,450	2008
	35.274668	50.552578	43.31%	6,635	2007
	28.735989	35.274668	22.75%	6,638	2006
	19.214216	28.735989	49.56%	6,646	2005
	15.686285	19.214216	22.49%	6,653	2004
	10.987828	15.686285	42.76%	34,415	2003
	11.468935	10.987828	-4.19%	7,472	2002
	12.989532	11.468935	-11.71%	6,733	2001

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.078108	30.78%	4,073	2009*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.396216	13.210063	40.59%	0	2009
	14.839422	9.396216	-36.68%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.179458	12.142758	8.62%	0	2009
	11.527071	11.179458	-3.02%	0	2008
	10.683311	11.527071	7.90%	0	2007
	10.670686	10.683311	0.12%	0	2006
	10.660662	10.670686	0.09%	0	2005
	10.223456	10.660662	4.28%	0	2004
	10.000000	10.223456	2.23%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.858737	11.474011	16.38%	716	2009
	15.293548	9.858737	-35.54%	721	2008
	15.530272	15.293548	-1.52%	734	2007
	13.458402	15.530272	15.39%	742	2006
	13.051431	13.458402	3.12%	748	2005
	11.720585	13.051431	11.35%	1,200	2004
	9.194119	11.720585	27.48%	1,207	2003
	11.570948	9.194119	-20.54%	3,778	2002
	12.812521	11.570948	-9.69%	6,136	2001
	14.543892	12.812521	-11.90%	23,222	2000

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.928090	10.152758	28.06%	0	2009
	10.634032	7.928090	-25.45%	0	2008
	11.046020	10.634032	-3.73%	0	2007
	10.000000	11.046020	10.46%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.353499	16.955134	18.13%	5,659	2009
	19.891120	14.353499	-27.84%	10,076	2008
	21.278799	19.891120	-6.52%	10,379	2007
	18.196661	21.278799	16.94%	11,002	2006
	17.578743	18.196661	3.52%	10,856	2005
	15.601172	17.578743	12.68%	12,775	2004
	12.275645	15.601172	27.09%	11,007	2003
	14.255535	12.275645	-13.89%	12,445	2002
	12.823780	14.255535	11.18%	17,616	2001
	11.012072	12.822378	16.44%	1,731	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.059777	20.60%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.100787	1.01%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.845842	12.131407	23.21%	0	2009
	14.461573	9.845842	-31.92%	0	2008
	14.772279	14.461573	-2.10%	0	2007
	13.101031	14.772279	12.76%	0	2006
	12.396547	13.101031	5.68%	0	2005
	10.320294	12.396547	20.12%	0	2004
	7.600492	10.320294	35.78%	0	2003
	10.000000	7.600492	-24.00%	0	2002*

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	7.520932	9.913825	31.82%	0	2009
	11.638187	7.520932	-35.38%	0	2008
	10.957272	11.638187	6.21%	0	2007
	10.181289	10.957272	7.62%	0	2006
	9.970177	10.181289	2.12%	571	2005
	9.525286	9.970177	4.67%	584	2004
	7.670681	9.525286	24.18%	584	2003
	10.954608	7.670681	-29.98%	584	2002
	14.358357	10.954608	-23.71%	584	2001
	16.375184	14.358357	-12.32%	1,533	2000

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	9.120253	11.354934	24.50%	14,862	2009
	14.723077	9.120253	-38.05%	14,344	2008
	14.194908	14.723077	3.72%	14,394	2007
	12.470481	14.194908	13.83%	14,480	2006
	12.086394	12.470481	3.18%	14,779	2005
	11.084718	12.086394	9.04%	14,959	2004
	8.762333	11.084718	26.50%	15,326	2003
	11.452508	8.762333	-23.49%	16,016	2002
	13.234124	11.452508	-13.46%	17,008	2001
	14.801530	13.234124	-10.59%	19,118	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.448718	12.620167	20.78%	0	2009
	15.050138	10.448718	-30.57%	0	2008
	14.255975	15.050138	5.57%	0	2007
	12.418841	14.255975	14.79%	0	2006
	12.072519	12.418841	2.87%	0	2005
	11.661674	12.072519	3.52%	0	2004
	9.765754	11.661674	19.41%	0	2003
	11.898327	9.765754	-17.92%	0	2002
	13.313894	11.898327	-10.63%	0	2001
	13.597232	13.313894	-2.08%	0	2000

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.491847	14.826476	18.69%	4,137	2009
	13.672045	12.491847	-8.63%	4,137	2008
	13.165512	13.672045	3.85%	2,343	2007
	12.825871	13.165512	2.65%	2,343	2006
	12.847380	12.825871	-0.17%	2,343	2005
	12.580977	12.847380	2.12%	11,002	2004
	12.199338	12.580977	3.13%	18,854	2003
	11.324824	12.199338	7.72%	33,621	2002
	10.639621	11.324824	6.44%	16,225	2001
	9.773948	10.639621	8.86%	2,343	2000

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	8.301827	10.157509	22.35%	0	2009
	11.243560	8.301827	-26.16%	0	2008
	10.501921	11.243560	7.06%	0	2007
	10.000000	10.501921	5.02%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	7.574533	9.612773	26.91%	0	2009
	11.422675	7.574533	-33.69%	0	2008
	10.521894	11.422675	8.56%	0	2007
	10.000000	10.521894	5.22%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	7.049968	9.129655	29.50%	0	2009
	11.552705	7.049968	-38.98%	0	2008
	10.542019	11.552705	9.59%	0	2007
	10.000000	10.542019	5.42%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.220332	17.675281	33.70%	15,157	2009
	23.377160	13.220332	-43.45%	16,487	2008
	20.188342	23.377160	15.80%	17,354	2007
	18.357045	20.188342	9.98%	21,698	2006
	15.940662	18.357045	15.16%	16,942	2005
	14.023952	15.940662	13.67%	13,248	2004
	11.086716	14.023952	26.49%	12,012	2003
	12.420560	11.086716	-10.74%	14,548	2002
	14.382315	12.420560	-13.64%	15,899	2001
	15.643260	14.382315	-8.06%	8,910	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	6.040655	8.785117	45.43%	845	2009
	13.443845	6.040655	-55.07%	845	2008
	9.367249	13.443845	43.52%	0	2007
	10.000000	9.367249	-6.33%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.892995	12.677441	28.15%	5,442	2009
	17.521257	9.892995	-43.54%	7,185	2008
	17.531934	17.521257	-0.06%	9,110	2007
	14.814417	17.531934	18.34%	18,945	2006
	14.213371	14.814417	4.23%	22,199	2005
	12.948586	14.213371	9.77%	25,860	2004
	10.089795	12.948586	28.33%	23,413	2003
	12.335099	10.089795	-18.20%	22,672	2002
	13.188860	12.335099	-6.47%	21,519	2001
	12.355641	13.188860	6.74%	8,314	2000

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.390221	7.740722	43.61%	368	2009
	12.171365	5.390221	-55.71%	368	2008
	10.038281	12.171365	21.25%	368	2007
	9.672813	10.038281	3.78%	368	2006
	9.015753	9.672813	7.29%	368	2005
	8.545136	9.015753	5.51%	1,177	2004
	6.687212	8.545136	27.78%	1,236	2003
	8.690341	6.687212	-23.05%	4,318	2002
	10.307281	8.690341	-15.69%	5,358	2001
	12.627255	10.307281	-18.37%	21,095	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.093000	10.220627	26.29%	10,213	2009
	15.563709	8.093000	-48.00%	9,549	2008
	12.448828	15.563709	25.02%	10,335	2007
	11.834788	12.448828	5.19%	10,514	2006
	11.363725	11.834788	4.15%	10,557	2005
	11.166492	11.363725	1.77%	15,295	2004
	8.533273	11.166492	30.86%	16,615	2003
	12.405324	8.533273	-31.21%	19,291	2002
	15.301552	12.405324	-18.93%	20,533	2001
	17.457597	15.301552	-12.35%	34,964	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.459919	11.986961	41.69%	2,370	2009
	11.455663	8.459919	-26.15%	2,379	2008
	11.324289	11.455663	1.16%	2,399	2007
	10.335185	11.324289	9.57%	2,410	2006
	10.228738	10.335185	1.04%	2,420	2005
	9.481524	10.228738	7.88%	5,895	2004
	7.577300	9.481524	25.13%	8,272	2003
	7.420301	7.577300	2.12%	5,915	2002
	8.546878	7.420301	-13.18%	7,503	2001
	11.205978	8.546878	-23.73%	2,506	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.237660	10.266316	41.85%	3,061	2009
	9.789459	7.237660	-26.07%	0	2008
	10.000000	9.789459	-2.11%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.522621	11.995456	14.00%	1,876	2009
	11.046997	10.522621	-4.75%	0	2008
	10.757370	11.046997	2.69%	0	2007
	10.465216	10.757370	2.79%	0	2006
	10.402383	10.465216	0.60%	0	2005
	10.118423	10.402383	2.81%	0	2004
	10.000000	10.118423	1.18%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.680093	9.217537	37.99%	0	2009
	11.205785	6.680093	-40.39%	0	2008
	9.846616	11.205785	13.80%	642	2007
	10.000000	9.846616	-1.53%	656	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.403279	14.209012	24.60%	1,429	2009
	20.613530	11.403279	-44.68%	1,447	2008
	17.847473	20.613530	15.50%	1,459	2007
	15.353778	17.847473	16.24%	1,467	2006
	13.094692	15.353778	17.25%	1,475	2005
	11.708141	13.094692	11.84%	3,901	2004
	8.295957	11.708141	41.13%	3,904	2003
	10.568057	8.295957	-21.50%	3,904	2002
	13.622435	10.568057	-22.42%	3,904	2001
	17.095933	13.622435	-20.32%	4,872	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.613415	13.230275	24.66%	3,161	2009
	19.190138	10.613415	-44.69%	3,161	2008
	16.612455	19.190138	15.52%	3,161	2007
	14.290986	16.612455	16.24%	1,847	2006
	12.193101	14.290986	17.21%	1,847	2005
	10.901182	12.193101	11.85%	1,847	2004
	7.721614	10.901182	41.18%	0	2003
	10.000000	7.721614	-22.78%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.528076	11.677127	55.11%	388	2009
	15.646148	7.528076	-51.89%	388	2008
	15.035657	15.646148	4.06%	447	2007
	13.129617	15.035657	14.52%	607	2006
	12.990391	13.129617	1.07%	788	2005
	11.563978	12.990391	12.33%	990	2004
	7.436365	11.563978	55.51%	822	2003
	10.000000	7.436365	-25.64%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.873384	10.521206	33.63%	2,686	2009
	11.357564	7.873384	-30.68%	0	2008
	11.108263	11.357564	2.24%	0	2007
	10.000000	11.108263	11.08%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.217490	13.005172	27.28%	0	2009
	15.478667	10.217490	-33.99%	0	2008
	16.090636	15.478667	-3.80%	0	2007
	13.956702	16.090636	15.29%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.591481	8.461035	28.36%	0	2009
	10.000000	6.591481	-34.09%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.304842	10.726539	70.13%	0	2009
	13.517984	6.304842	-53.36%	0	2008
	10.659039	13.517984	26.82%	0	2007
	10.000000	10.659039	6.59%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.248694	9.800819	35.21%	0	2009
	12.339884	7.248694	-41.26%	0	2008
	10.846970	12.339884	13.76%	0	2007
	10.000000	10.846970	8.47%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.955131	13.983398	16.97%	0	2009
	11.422100	11.955131	4.67%	0	2008
	10.439316	11.422100	9.41%	0	2007
	10.000000	10.439316	4.39%	0	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.510434	8.934998	18.97%	0	2009
	13.283293	7.510434	-43.46%	0	2008
	12.064311	13.283293	10.10%	0	2007
	11.542118	12.064311	4.52%	0	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	8.250282	11.544732	39.93%	0	2009
	15.834457	8.250282	-47.90%	0	2008
	14.535457	15.834457	8.94%	0	2007
	12.686383	14.535457	14.58%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.316121	21.339290	23.23%	1,068	2009*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.297416	9.061898	43.90%	3,536	2009
	11.474682	6.297416	-45.12%	3,593	2008
	8.522247	11.474682	34.64%	4,282	2007
	7.924857	8.522247	7.54%	4,443	2006
	7.144059	7.924857	10.93%	4,949	2005
	6.145006	7.144059	16.26%	7,170	2004
	5.186035	6.145006	18.49%	7,297	2003
	6.259448	5.186035	-17.15%	11,418	2002
	8.126129	6.259448	-22.97%	12,243	2001
	10.000000	8.126129	-18.74%	25,017	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.905032	12.238335	54.82%	0	2009
	14.297680	7.905032	-44.71%	0	2008
	11.916745	14.297680	19.98%	319	2007
	11.202161	11.916745	6.38%	326	2006
	10.210014	11.202161	9.72%	0	2005
	10.274404	10.210014	-0.63%	0	2004
	7.085688	10.274404	45.00%	0	2003
	10.000000	7.085688	-29.14%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.584197	3.995742	54.62%	1,378	2009
	4.680325	2.584197	-44.79%	1,378	2008
	3.902724	4.680325	19.92%	1,378	2007
	3.672506	3.902724	6.27%	1,378	2006
	3.340536	3.672506	9.94%	1,378	2005
	3.370605	3.340536	-0.89%	1,378	2004
	2.334963	3.370605	44.35%	1,378	2003
	4.011291	2.334963	-41.79%	2,449	2002
	6.494235	4.011291	-38.23%	3,113	2001
	10.000000	6.494235	-35.06%	17,020	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.411091	23.667446	76.48%	1,772	2009
	28.476500	13.411091	-52.90%	1,776	2008
	22.563352	28.476500	26.21%	1,427	2007
	15.606584	22.563352	44.58%	585	2006
	11.994950	15.606584	30.11%	692	2005
	10.252980	11.994950	16.99%	773	2004
	7.732399	10.252980	32.60%	590	2003
	10.000000	7.732399	-22.68%	619	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.798599	13.762660	76.48%	3,281	2009
	16.565770	7.798599	-52.92%	3,281	2008
	13.131471	16.565770	26.15%	3,281	2007
	9.086896	13.131471	44.51%	3,281	2006
	6.988123	9.086896	30.03%	3,281	2005
	5.974486	6.988123	16.97%	6,237	2004
	4.506173	5.974486	32.58%	6,237	2003
	6.159009	4.506173	-26.84%	6,237	2002
	8.162793	6.159009	-24.55%	8,459	2001
	10.000000	8.162793	-18.37%	11,348	2000*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.368008	11.696896	24.86%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.651224	12.853443	20.68%	1,437	2009
	16.069848	10.651224	-33.72%	3,000	2008
	15.156623	16.069848	6.03%	3,059	2007
	12.762021	15.156623	18.76%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.983830	10.033500	11.68%	2,161	2009
	10.530103	8.983830	-14.68%	2,161	2008
	10.199219	10.530103	3.24%	2,161	2007
	9.931551	10.199219	2.70%	2,161	2006
	9.933898	9.931551	-0.02%	2,161	2005
	10.002124	9.933898	-0.68%	2,161	2004
	10.000000	10.002124	0.02%	2,161	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.183867	8.690609	20.97%	0	2009
	12.043892	7.183867	-40.35%	0	2008
	12.159478	12.043892	-0.95%	0	2007
	11.722254	12.159478	3.73%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.795299	11.391748	29.52%	0	2009
	14.738047	8.795299	-40.32%	0	2008
	13.897962	14.738047	6.04%	0	2007
	12.402412	13.897962	12.06%	0	2006
	11.776812	12.402412	5.31%	0	2005
	10.549163	11.776812	11.64%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.308207	13.08%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.442635	24.43%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.567959	9.204535	21.63%	0	2009

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.407821	10.397879	10.52%	0	2009

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.317716	10.211900	39.55%	0	2009

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.222418	8.510393	36.77%	0	2009

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.979217	7.700958	28.80%	0	2009
	9.796181	5.979217	-38.96%	0	2008
	10.000000	9.796181	-2.04%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.290167	14.805788	43.88%	1,060	2009
	14.500192	10.290167	-29.03%	1,060	2008
	14.267463	14.500192	1.63%	1,060	2007
	13.088926	14.267463	9.00%	5,564	2006
	12.972189	13.088926	0.90%	8,182	2005
	11.955882	12.972189	8.50%	13,660	2004
	9.921909	11.955882	20.50%	14,151	2003
	9.753315	9.921909	1.73%	4,127	2002
	9.497186	9.753315	2.70%	22,890	2001
	10.505688	9.497186	-9.60%	0	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.196988	11.800636	43.96%	0	2009
	11.568076	8.196988	-29.14%	0	2008
	11.378717	11.568076	1.66%	0	2007
	10.439233	11.378717	9.00%	0	2006
	10.000000	10.439233	4.39%	0	2005*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.165994	10.439526	27.84%	178	2009

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	13.062257	16.692442	27.79%	747	2009
	24.563902	13.062257	-46.82%	747	2008
	19.604737	24.563902	25.30%	747	2007
	14.962124	19.604737	31.03%	0	2006
	11.662449	14.962124	28.29%	0	2005
	10.348693	11.662449	12.69%	0	2004
	7.759258	10.348693	33.37%	0	2003
	10.000000	7.759258	-22.41%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.859682	13.378217	23.19%	0	2009
	19.798979	10.859682	-45.15%	0	2008
	16.757233	19.798979	18.15%	0	2007
	13.507203	16.757233	24.06%	0	2006
	11.484471	13.507203	17.61%	0	2005
	10.075073	11.484471	13.99%	0	2004
	7.513762	10.075073	34.09%	0	2003
	10.219036	7.513762	-26.47%	0	2002
	12.773009	10.219036	-20.00%	0	2001
	14.781243	12.773009	-13.59%	0	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.609482	17.996820	23.19%	0	2009
	26.628401	14.609482	-45.14%	0	2008
	22.529507	26.628401	18.19%	0	2007
	18.170038	22.529507	23.99%	0	2006
	15.448981	18.170038	17.61%	0	2005
	13.553060	15.448981	13.99%	0	2004
	10.000000	13.553060	35.53%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.131922	7.735999	50.74%	8,375	2009
	10.000000	5.131922	-48.68%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.118329	7.931024	29.63%	0	2009
	10.000000	6.118329	-38.82%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	6.350701	8.085889	27.32%	0	2009
	10.000000	6.350701	-36.49%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	7.911463	9.342158	18.08%	0	2009
	10.000000	7.911463	-20.89%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	7.190018	8.797984	22.36%	0	2009
	10.000000	7.190018	-28.10%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.060605	10.091860	11.38%	0	2009
	10.000000	9.060605	-9.39%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	7.547472	9.070489	20.18%	0	2009
	10.000000	7.547472	-24.53%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	6.827311	8.516605	24.74%	0	2009
	10.000000	6.827311	-31.73%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	8.291069	9.615490	15.97%	0	2009
	10.000000	8.291069	-17.09%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.848830	10.558648	7.21%	1,006	2009
	10.000000	9.848830	-1.51%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.832816	11.282996	14.75%	0	2009
	10.000000	9.832816	-1.67%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.812777	22.231185	60.95%	0	2009
	33.184857	13.812777	-58.38%	0	2008
	23.132005	33.184857	43.46%	0	2007
	17.167614	23.132005	34.74%	0	2006
	13.133057	17.167614	30.72%	0	2005
	11.036792	13.133057	18.99%	0	2004
	6.776365	11.036792	62.87%	0	2003
	8.111518	6.776365	-16.46%	0	2002
	8.681644	8.111518	-6.57%	0	2001
	10.000000	8.681644	-13.18%	0	2000*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	15.247993	24.566755	61.11%	1,873	2009
	36.691806	15.247993	-58.44%	1,873	2008
	25.581976	36.691806	43.43%	2,339	2007
	18.996097	25.581976	34.67%	2,341	2006
	14.529882	18.996097	30.74%	804	2005
	12.209330	14.529882	19.01%	0	2004
	7.498277	12.209330	62.83%	0	2003
	10.000000	7.498277	-25.02%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.437885	14.611075	1.20%	271	2009
	13.600397	14.437885	6.16%	271	2008
	12.879601	13.600397	5.60%	271	2007
	12.646037	12.879601	1.85%	271	2006
	12.426052	12.646037	1.77%	271	2005
	12.210544	12.426052	1.76%	271	2004
	12.147237	12.210544	0.52%	271	2003
	11.106073	12.147237	9.37%	271	2002
	10.508016	11.106073	5.69%	271	2001
	9.473867	10.508016	10.92%	0	2000

NVIT NVIT Growth Fund: Class I - Q/NQ	5.012580	6.593381	31.54%	167	2009
	8.298523	5.012580	-39.60%	175	2008
	7.044463	8.298523	17.80%	192	2007
	6.732585	7.044463	4.63%	202	2006
	6.414387	6.732585	4.96%	210	2005
	6.017884	6.414387	6.59%	219	2004
	4.600232	6.017884	30.82%	228	2003
	6.548971	4.600232	-29.76%	236	2002
	9.247972	6.548971	-29.18%	249	2001
	12.772360	9.247972	-27.59%	284	2000

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.563605	8.319006	26.74%	0	2009
	11.703384	6.563605	-43.92%	0	2008
	10.857171	11.703384	7.79%	0	2007
	10.000000	10.857171	8.57%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.556444	11.980071	25.36%	0	2009
	15.354325	9.556444	-37.76%	0	2008
	14.705289	15.354325	4.41%	0	2007
	12.767402	14.705289	15.18%	0	2006
	12.002712	12.767402	6.37%	0	2005
	10.681108	12.002712	12.37%	0	2004
	8.218945	10.681108	29.96%	0	2003
	10.000000	8.218945	-17.81%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.527329	15.27%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.086136	20.86%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.140488	11.976342	7.50%	4,430	2009
	12.028901	11.140488	-7.39%	0	2008
	11.583512	12.028901	3.85%	0	2007
	11.071052	11.583512	4.63%	0	2006
	10.873912	11.071052	1.81%	0	2005
	10.543381	10.873912	3.13%	0	2004
	9.914588	10.543381	6.34%	0	2003
	10.000000	9.914588	-0.85%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.339873	12.139841	17.41%	1,053	2009
	13.660867	10.339873	-24.31%	0	2008
	13.120417	13.660867	4.12%	0	2007
	11.955598	13.120417	9.74%	0	2006
	11.515594	11.955598	3.82%	0	2005
	10.667735	11.515594	7.95%	0	2004
	9.016631	10.667735	18.31%	0	2003
	10.000000	9.016631	-9.83%	0	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.954672	12.203317	22.59%	0	2009
	14.723058	9.954672	-32.39%	0	2008
	14.075186	14.723058	4.60%	0	2007
	12.468670	14.075186	12.88%	0	2006
	11.815958	12.468670	5.52%	0	2005
	10.696293	11.815958	10.47%	0	2004
	8.570137	10.696293	24.81%	0	2003
	10.000000	8.570137	-14.30%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.816900	12.212310	12.90%	0	2009
	12.919773	10.816900	-16.28%	0	2008
	12.385198	12.919773	4.32%	0	2007
	11.590666	12.385198	6.85%	0	2006
	11.255804	11.590666	2.98%	0	2005
	10.658362	11.255804	5.61%	0	2004
	9.512081	10.658362	12.05%	0	2003
	10.000000	9.512081	-4.88%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.161541	21.781329	34.77%	256	2009
	25.811450	16.161541	-37.39%	256	2008
	24.352351	25.811450	5.99%	256	2007
	22.485972	24.352351	8.30%	256	2006
	20.353296	22.485972	10.48%	256	2005
	17.845279	20.353296	14.05%	256	2004
	13.447730	17.845279	32.70%	26	2003
	16.111432	13.447730	-16.53%	26	2002
	16.566203	16.111432	-2.75%	26	2001
	14.589957	16.566203	13.55%	571	2000

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.829103	11.662474	-1.41%	4,169	2009
	11.761601	11.829103	0.57%	13,073	2008
	11.389731	11.761601	3.26%	10,818	2007
	11.055984	11.389731	3.02%	2,388	2006
	10.926674	11.055984	1.18%	2,388	2005
	10.998203	10.926674	-0.65%	2,388	2004
	11.090636	10.998203	-0.83%	3,555	2003
	11.119112	11.090636	-0.26%	8,539	2002
	10.891167	11.119112	2.09%	10,306	2001
	10.422427	10.891167	4.50%	20,395	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.738054	14.388142	22.58%	11,144	2009
	14.400908	11.738054	-18.49%	6,750	2008
	13.967937	14.400908	3.10%	1,773	2007
	13.518819	13.967937	3.32%	1,866	2006
	13.424511	13.518819	0.70%	3,940	2005
	12.786566	13.424511	4.99%	8,196	2004
	11.572500	12.786566	10.49%	8,089	2003
	10.953304	11.572500	5.65%	11,629	2002
	10.668471	10.953304	2.67%	13,572	2001
	10.245290	10.668471	4.13%	9,951	2000

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.080687	8.177359	34.48%	8,219	2009
	10.000000	6.080687	-39.19%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.701327	14.972479	27.96%	368	2009
	22.125147	11.701327	-47.11%	368	2008
	21.813054	22.125147	1.43%	487	2007
	18.031528	21.813054	20.97%	725	2006
	16.327943	18.031528	10.43%	602	2005
	13.776777	16.327943	18.52%	368	2004
	10.000000	13.776777	37.77%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.302657	8.060818	27.90%	0	2009
	10.000000	6.302657	-36.97%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.286901	7.894107	25.56%	0	2009
	10.000000	6.286901	-37.13%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.218621	7.790588	25.28%	0	2009

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.209196	7.753436	24.87%	1,419	2009
	10.000000	6.209196	-37.91%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.692181	8.604649	28.58%	0	2009
	10.000000	6.692181	-33.08%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.867311	11.138481	25.61%	1,523	2009
	16.793597	8.867311	-47.20%	1,155	2008
	15.528017	16.793597	8.15%	1,329	2007
	15.266316	15.528017	1.71%	1,338	2006
	14.330796	15.266316	6.53%	1,177	2005
	12.821504	14.330796	11.77%	2,595	2004
	9.689686	12.821504	32.32%	2,601	2003
	14.738777	9.689686	-34.26%	2,605	2002
	16.775454	14.738777	-12.14%	2,665	2001
	20.304522	16.775454	-17.38%	2,752	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	20.888577	25.982239	24.38%	240	2009
	31.241186	20.888577	-33.14%	240	2008
	34.051054	31.241186	-8.25%	240	2007
	29.456548	34.051054	15.60%	887	2006
	28.997596	29.456548	1.58%	887	2005
	25.084829	28.997596	15.60%	887	2004
	16.227347	25.084829	54.58%	1,002	2003
	22.607355	16.227347	-28.22%	2,747	2002
	17.884672	22.607355	26.41%	7,348	2001
	16.318704	17.884672	9.60%	1,561	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	16.880000	22.407994	32.75%	118	2009
	27.711600	16.880000	-39.09%	118	2008
	27.534538	27.711600	0.64%	118	2007
	24.936594	27.534538	10.42%	2,852	2006
	22.527605	24.936594	10.69%	4,182	2005
	19.205589	22.527605	17.30%	4,380	2004
	13.819838	19.205589	38.97%	4,425	2003
	16.962886	13.819838	-18.53%	4,621	2002
	18.451164	16.962886	-8.07%	4,887	2001
	17.191574	18.451164	7.33%	1,912	2000

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.532324	10.602976	24.27%	16,518	2009
	14.814157	8.532324	-42.40%	23,133	2008
	13.896397	14.814157	6.60%	26,692	2007
	12.409166	13.896397	11.98%	26,658	2006
	11.719115	12.409166	5.89%	26,667	2005
	10.834968	11.719115	8.16%	26,635	2004
	8.622061	10.834968	25.67%	26,621	2003
	10.586142	8.622061	-18.55%	29,797	2002
	12.182869	10.586142	-13.11%	32,784	2001
	12.628895	12.182869	-3.53%	32,951	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.591616	7.209649	28.94%	6,646	2009
	10.000000	5.591616	-44.08%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.846962	10.394113	5.56%	0	2009
	10.000000	9.846962	-1.53%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.933335	29.33%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.908002	29.08%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.188324	10.373383	26.69%	0	2009
	13.187082	8.188324	-37.91%	0	2008
	13.685555	13.187082	-3.64%	0	2007
	11.980731	13.685555	14.23%	932	2006
	11.661238	11.980731	2.74%	1,864	2005
	10.070517	11.661238	15.80%	1,864	2004
	7.774693	10.070517	29.53%	1,864	2003
	10.539153	7.774693	-26.23%	1,864	2002
	12.174767	10.539153	-13.43%	0	2001
	13.821079	12.174767	-11.91%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.208982	14.539941	42.42%	12,676	2009
	19.014745	10.208982	-46.31%	17,239	2008
	16.904209	19.014745	12.49%	19,709	2007
	15.889314	16.904209	6.39%	22,894	2006
	15.340269	15.889314	3.58%	29,720	2005
	14.556280	15.340269	5.39%	31,635	2004
	11.279831	14.556280	29.05%	31,941	2003
	15.649321	11.279831	-27.92%	32,911	2002
	18.165855	15.649321	-13.85%	33,716	2001
	18.474301	18.165855	-1.67%	26,526	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.477578	18.554780	37.67%	0	2009
	22.867724	13.477578	-41.06%	0	2008
	21.822967	22.867724	4.79%	160	2007
	18.815041	21.822967	15.99%	294	2006
	16.697062	18.815041	12.68%	2,208	2005
	14.214155	16.697062	17.47%	2,568	2004
	10.000000	14.214155	42.14%	2,900	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.444970	11.632540	37.75%	2,682	2009
	14.327425	8.444970	-41.06%	3,103	2008
	13.675231	14.327425	4.77%	6,037	2007
	11.789981	13.675231	15.99%	14,516	2006
	10.465531	11.789981	12.66%	15,042	2005
	8.911680	10.465531	17.44%	18,689	2004
	6.322604	8.911680	40.95%	19,556	2003
	8.239576	6.322604	-23.27%	24,217	2002
	9.505903	8.239576	-13.32%	27,466	2001
	10.000000	9.505903	-4.94%	18,009	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.990129	2.485965	24.91%	0	2009
	9.567120	1.990129	-79.20%	0	2008
	10.000000	9.567120	-4.33%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.173660	2.684471	23.50%	0	2009
	10.342058	2.173660	-78.98%	0	2008
	10.505732	10.342058	-1.56%	0	2007
	10.000000	10.505732	5.06%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.374830	11.852164	26.43%	15,801	2009
	15.460789	9.374830	-39.36%	21,974	2008
	15.024833	15.460789	2.90%	25,442	2007
	13.253841	15.024833	13.36%	25,940	2006
	12.689909	13.253841	4.44%	26,180	2005
	11.763806	12.689909	7.87%	27,745	2004
	9.419845	11.763806	24.88%	28,131	2003
	11.771303	9.419845	-19.98%	31,958	2002
	13.296520	11.771303	-11.47%	36,117	2001
	14.788879	13.296520	-10.09%	43,969	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.962922	8.062226	35.21%	0	2009
	9.732608	5.962922	-38.73%	0	2008
	9.997565	9.732608	-2.65%	5,080	2007
	10.000000	9.997565	-0.02%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	8.678735	11.341777	30.68%	1,038	2009
	17.290851	8.678735	-49.81%	1,022	2008
	16.501698	17.290851	4.78%	1,936	2007
	16.263170	16.501698	1.47%	1,894	2006
	14.690755	16.263170	10.70%	1,845	2005
	12.445509	14.690755	18.04%	2,827	2004
	10.055227	12.445509	23.77%	2,855	2003
	14.130362	10.055227	-28.84%	3,383	2002
	20.863367	14.130362	-32.27%	3,689	2001
	23.849355	20.863367	-12.52%	10,426	2000

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.859825	8.60%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.939212	9.39%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.603239	9.227107	39.74%	0	2009
	11.683815	6.603239	-43.48%	0	2008
	10.540261	11.683815	10.85%	0	2007
	10.000000	10.540261	5.40%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.006253	8.648172	23.44%	0	2009
	11.154915	7.006253	-37.19%	0	2008
	10.987066	11.154915	1.53%	0	2007
	10.000000	10.987066	9.87%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.563160	10.333491	8.06%	0	2009
	10.806679	9.563160	-11.51%	0	2008
	10.399424	10.806679	3.92%	0	2007
	10.000000	10.399424	3.99%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	27.031931	34.687929	28.32%	98	2009
	32.261466	27.031931	-16.21%	98	2008
	30.731273	32.261466	4.98%	98	2007
	28.140902	30.731273	9.21%	98	2006
	25.437438	28.140902	10.63%	98	2005
	23.451931	25.437438	8.47%	98	2004
	18.610910	23.451931	26.01%	1,062	2003
	17.290213	18.610910	7.64%	317	2002
	15.936413	17.290213	8.50%	98	2001
	14.516616	15.936413	9.78%	67	2000

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.608521	22.310198	110.30%	471	2009
	30.539927	10.608521	-65.26%	0	2008
	22.528407	30.539927	35.56%	0	2007
	16.382210	22.528407	37.52%	0	2006
	12.605738	16.382210	29.96%	0	2005
	10.000000	12.605738	26.06%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	20.974288	44.064804	110.09%	659	2009
	60.431031	20.974288	-65.29%	659	2008
	44.562351	60.431031	35.61%	659	2007
	32.414752	44.562351	37.48%	659	2006
	24.917339	32.414752	30.09%	659	2005
	20.083913	24.917339	24.07%	659	2004
	13.216913	20.083913	51.96%	659	2003
	13.812362	13.216913	-4.31%	659	2002
	14.275487	13.812362	-3.24%	659	2001
	24.916384	14.275487	-42.71%	643	2000

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	17.388052	27.009576	55.33%	0	2009
	32.733939	17.388052	-46.88%	0	2008
	22.857287	32.733939	43.21%	0	2007
	18.623055	22.857287	22.74%	0	2006
	12.463044	18.623055	49.43%	0	2005
	10.000000	12.463044	24.63%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	26.713771	41.473254	55.25%	0	2009
	50.316098	26.713771	-46.91%	0	2008
	35.127563	50.316098	43.24%	0	2007
	28.630638	35.127563	22.69%	0	2006
	19.153438	28.630638	49.48%	0	2005
	15.644606	19.153438	22.43%	0	2004
	10.964166	15.644606	42.69%	0	2003
	11.450041	10.964166	-4.24%	0	2002
	12.974758	11.450041	-11.75%	0	2001
	11.817233	12.974758	9.80%	0	2000

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.073677	30.74%	0	2009*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	10.051813	14.124597	40.52%	0	2009
	15.882881	10.051813	-36.71%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.147327	12.101716	8.56%	2,479	2009
	11.499777	11.147327	-3.06%	0	2008
	10.663455	11.499777	7.84%	1,033	2007
	10.656245	10.663455	0.07%	1,658	2006
	10.651623	10.656245	0.04%	1,033	2005
	10.219974	10.651623	4.22%	1,620	2004
	10.000000	10.219974	2.20%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.807567	11.408680	16.33%	3,918	2009
	15.221926	9.807567	-35.57%	4,300	2008
	15.465441	15.221926	-1.57%	4,217	2007
	13.409003	15.465441	15.34%	5,372	2006
	13.010107	13.409003	3.07%	5,744	2005
	11.689405	13.010107	11.30%	5,865	2004
	9.174309	11.689405	27.41%	7,480	2003
	11.551890	9.174309	-20.58%	6,974	2002
	12.797950	11.551890	-9.74%	4,521	2001

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.917341	10.133858	28.00%	943	2009
	10.625020	7.917341	-25.48%	1,241	2008
	11.042287	10.625020	-3.78%	442	2007
	10.000000	11.042287	10.42%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.279047	16.858625	18.07%	8,187	2009
	19.798017	14.279047	-27.88%	7,968	2008
	21.190011	19.798017	-6.57%	9,729	2007
	18.129889	21.190011	16.88%	10,745	2006
	17.523098	18.129889	3.46%	10,425	2005
	15.559667	17.523098	12.62%	14,685	2004
	12.249189	15.559667	27.03%	14,273	2003
	14.232053	12.249189	-13.93%	19,121	2002
	12.807784	14.232053	11.12%	4,602	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.055694	20.56%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.100507	1.01%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.812538	12.084235	23.15%	1,629	2009
	14.420003	9.812538	-31.95%	0	2008
	14.737340	14.420003	-2.15%	0	2007
	13.076669	14.737340	12.70%	0	2006
	12.379750	13.076669	5.63%	0	2005
	10.311541	12.379750	20.06%	5,299	2004
	7.597901	10.311541	35.72%	12,473	2003
	10.000000	7.597901	-24.02%	14,159	2002*

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	7.481911	9.857382	31.75%	326	2009
	11.583691	7.481911	-35.41%	347	2008
	10.911525	11.583691	6.16%	326	2007
	10.143929	10.911525	7.57%	316	2006
	9.938626	10.143929	2.07%	288	2005
	9.499959	9.938626	4.62%	275	2004
	7.654150	9.499959	24.12%	268	2003
	10.936572	7.654150	-30.01%	244	2002
	14.342049	10.936572	-23.74%	213	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	9.072925	11.290301	24.44%	4,113	2009
	14.654133	9.072925	-38.09%	5,841	2008
	14.135644	14.654133	3.67%	7,044	2007
	12.424711	14.135644	13.77%	7,065	2006
	12.048127	12.424711	3.13%	14,164	2005
	11.055229	12.048127	8.98%	30,898	2004
	8.743455	11.055229	26.44%	36,563	2003
	11.433642	8.743455	-23.53%	37,117	2002
	13.219073	11.433642	-13.51%	8,402	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.394501	12.548318	20.72%	2,724	2009
	14.979668	10.394501	-30.61%	2,740	2008
	14.196462	14.979668	5.52%	2,729	2007
	12.373260	14.196462	14.74%	3,836	2006
	12.034289	12.373260	2.82%	3,808	2005
	11.630648	12.034289	3.47%	3,799	2004
	9.744716	11.630648	19.35%	3,941	2003
	11.878721	9.744716	-17.96%	5,210	2002
	13.298747	11.878721	-10.68%	2,694	2001

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.430716	14.746442	18.63%	5,157	2009
	13.612057	12.430716	-8.68%	5,208	2008
	13.114438	13.612057	3.79%	6,733	2007
	12.782592	13.114438	2.60%	5,975	2006
	12.810509	12.782592	-0.22%	7,000	2005
	12.551247	12.810509	2.07%	8,858	2004
	12.176693	12.551247	3.08%	12,560	2003
	11.309545	12.176693	7.67%	15,603	2002
	10.630687	11.309545	6.39%	3,271	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	8.290592	10.138614	22.29%	0	2009
	11.234050	8.290592	-26.20%	0	2008
	10.498392	11.234050	7.01%	0	2007
	10.000000	10.498392	4.98%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	7.564266	9.594872	26.84%	0	2009
	11.412998	7.564266	-33.72%	0	2008
	10.518347	11.412998	8.51%	0	2007
	10.000000	10.518347	5.18%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	7.040431	9.112684	29.43%	0	2009
	11.542938	7.040431	-39.01%	0	2008
	10.538472	11.542938	9.53%	0	2007
	10.000000	10.538472	5.38%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.151764	17.574694	33.63%	4,854	2009
	23.267756	13.151764	-43.48%	5,781	2008
	20.104112	23.267756	15.74%	6,136	2007
	18.289700	20.104112	9.92%	6,260	2006
	15.890209	18.289700	15.10%	5,081	2005
	13.986657	15.890209	13.61%	7,160	2004
	11.062836	13.986657	26.43%	7,806	2003
	12.400091	11.062836	-10.78%	9,579	2002
	14.365961	12.400091	-13.68%	2,230	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	6.032463	8.768775	45.36%	714	2009
	13.432461	6.032463	-55.09%	442	2008
	9.364090	13.432461	43.45%	0	2007
	10.000000	9.364090	-6.36%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.841661	12.605268	28.08%	6,841	2009
	17.439229	9.841661	-43.57%	7,818	2008
	17.458770	17.439229	-0.11%	9,342	2007
	14.760062	17.458770	18.28%	10,235	2006
	14.168390	14.760062	4.18%	11,131	2005
	12.914155	14.168390	9.71%	17,568	2004
	10.068066	12.914155	28.27%	18,572	2003
	12.314799	10.068066	-18.24%	21,161	2002
	13.173869	12.314799	-6.52%	2,456	2001

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.362252	7.696648	43.53%	0	2009
	12.114380	5.362252	-55.74%	0	2008
	9.996390	12.114380	21.19%	0	2007
	9.637319	9.996390	3.73%	0	2006
	8.987214	9.637319	7.23%	0	2005
	8.522420	8.987214	5.45%	696	2004
	6.672816	8.522420	27.72%	615	2003
	8.676041	6.672816	-23.09%	661	2002
	10.295564	8.676041	-15.73%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.050949	10.162366	26.23%	2,073	2009
	15.490725	8.050949	-48.03%	2,030	2008
	12.396773	15.490725	24.96%	6,736	2007
	11.791270	12.396773	5.14%	7,656	2006
	11.327678	11.791270	4.09%	8,155	2005
	11.136737	11.327678	1.71%	27,126	2004
	8.514851	11.136737	30.79%	24,183	2003
	12.384853	8.514851	-31.25%	26,883	2002
	15.284127	12.384853	-18.97%	1,602	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.416032	11.918726	41.62%	2,125	2009
	11.402019	8.416032	-26.19%	2,125	2008
	11.277015	11.402019	1.11%	2,701	2007
	10.297247	11.277015	9.51%	2,806	2006
	10.196357	10.297247	0.99%	2,322	2005
	9.456304	10.196357	7.83%	3,242	2004
	7.560980	9.456304	25.07%	3,770	2003
	7.408079	7.560980	2.06%	4,299	2002
	8.537159	7.408079	-13.23%	17,758	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.231511	10.252397	41.77%	881	2009
	9.786127	7.231511	-26.10%	533	2008
	10.000000	9.786127	-2.14%	203	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.492401	11.954949	13.94%	4,246	2009
	11.020864	10.492401	-4.80%	0	2008
	10.737396	11.020864	2.64%	0	2007
	10.451062	10.737396	2.74%	0	2006
	10.393570	10.451062	0.55%	0	2005
	10.114979	10.393570	2.75%	300	2004
	10.000000	10.114979	1.15%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.671050	9.200402	37.92%	0	2009
	11.196312	6.671050	-40.42%	0	2008
	9.843302	11.196312	13.75%	0	2007
	10.000000	9.843302	-1.57%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.344108	14.128098	24.54%	0	2009
	20.517005	11.344108	-44.71%	0	2008
	17.772964	20.517005	15.44%	0	2007
	15.297418	17.772964	16.18%	0	2006
	13.053223	15.297418	17.19%	0	2005
	11.676982	13.053223	11.79%	0	2004
	8.278081	11.676982	41.06%	0	2003
	10.550644	8.278081	-21.54%	926	2002
	13.606956	10.550644	-22.46%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.577575	13.178908	24.59%	0	2009
	19.135070	10.577575	-44.72%	0	2008
	16.573237	19.135070	15.46%	0	2007
	14.264458	16.573237	16.19%	60	2006
	12.176620	14.264458	17.15%	60	2005
	10.891962	12.176620	11.79%	2,021	2004
	7.718997	10.891962	41.11%	2,062	2003
	10.000000	7.718997	-22.81%	2,030	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.502620	11.631741	55.04%	0	2009
	15.601198	7.502620	-51.91%	0	2008
	15.000119	15.601198	4.01%	0	2007
	13.105208	15.000119	14.46%	0	2006
	12.972801	13.105208	1.02%	0	2005
	11.554180	12.972801	12.28%	192	2004
	7.433831	11.554180	55.43%	419	2003
	10.000000	7.433831	-25.66%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.862729	10.501643	33.56%	1,706	2009
	11.347958	7.862729	-30.71%	6,271	2008
	11.104529	11.347958	2.19%	5,569	2007
	10.000000	11.104529	11.05%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.434554	8.185954	27.22%	0	2009
	9.752789	6.434554	-34.02%	0	2008
	10.143557	9.752789	-3.85%	0	2007
	10.000000	10.143557	1.44%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.589253	8.453884	28.30%	0	2009
	10.000000	6.589253	-34.11%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.296301	10.706574	70.05%	1,554	2009
	13.506531	6.296301	-53.38%	0	2008
	10.655440	13.506531	26.76%	0	2007
	10.000000	10.655440	6.55%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.238892	9.782597	35.14%	0	2009
	12.329457	7.238892	-41.29%	0	2008
	10.843323	12.329457	13.71%	0	2007
	10.000000	10.843323	8.43%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.938945	13.957379	16.91%	3,600	2009
	11.412418	11.938945	4.61%	882	2008
	10.435795	11.412418	9.36%	882	2007
	10.000000	10.435795	4.36%	594	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.343252	8.731681	18.91%	0	2009
	12.994210	7.343252	-43.49%	0	2008
	11.807776	12.994210	10.05%	0	2007
	11.302400	11.807776	4.47%	0	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.713524	10.788169	39.86%	0	2009
	14.811811	7.713524	-47.92%	0	2008
	13.603656	14.811811	8.88%	0	2007
	11.879131	13.603656	14.52%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.245268	21.241206	23.17%	2,754	2009*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.268928	9.016324	43.83%	8,660	2009
	11.428589	6.268928	-45.15%	8,628	2008
	8.492349	11.428589	34.58%	12,514	2007
	7.901043	8.492349	7.48%	14,648	2006
	7.126209	7.901043	10.87%	14,657	2005
	6.132757	7.126209	16.20%	15,764	2004
	5.178331	6.132757	18.43%	16,033	2003
	6.253323	5.178331	-17.19%	18,154	2002
	8.122329	6.253323	-23.01%	5,055	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.878316	12.190787	54.74%	0	2009
	14.256608	7.878316	-44.74%	0	2008
	11.888578	14.256608	19.92%	120	2007
	11.181353	11.888578	6.33%	133	2006
	10.196210	11.181353	9.66%	0	2005
	10.265717	10.196210	-0.68%	589	2004
	7.083279	10.265717	44.93%	575	2003
	10.000000	7.083279	-29.17%	136	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.572472	3.975587	54.54%	0	2009
	4.661468	2.572472	-44.81%	0	2008
	3.888995	4.661468	19.86%	0	2007
	3.661446	3.888995	6.21%	0	2006
	3.332166	3.661446	9.88%	0	2005
	3.363865	3.332166	-0.94%	0	2004
	2.331479	3.363865	44.28%	0	2003
	4.007355	2.331479	-41.82%	1,207	2002
	6.491188	4.007355	-38.26%	0	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.365756	23.575481	76.39%	138	2009
	28.394698	13.365756	-52.93%	136	2008
	22.510007	28.394698	26.14%	151	2007
	15.577572	22.510007	44.50%	177	2006
	11.978709	15.577572	30.04%	240	2005
	10.244286	11.978709	16.93%	257	2004
	7.729765	10.244286	32.53%	278	2003
	10.000000	7.729765	-22.70%	247	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.763332	13.693467	76.39%	0	2009
	16.499263	7.763332	-52.95%	0	2008
	13.085427	16.499263	26.09%	0	2007
	9.059618	13.085427	44.44%	0	2006
	6.970674	9.059618	29.97%	0	2005
	5.962587	6.970674	16.91%	0	2004
	4.499478	5.962587	32.52%	0	2003
	6.152979	4.499478	-26.87%	0	2002
	8.158972	6.152979	-24.59%	383	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.345851	11.663313	24.80%	791	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.098507	12.180267	20.61%	0	2009
	15.243699	10.098507	-33.75%	0	2008
	14.384752	15.243699	5.97%	0	2007
	12.118222	14.384752	18.70%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.958025	9.999600	11.63%	0	2009
	10.505182	8.958025	-14.73%	0	2008
	10.180267	10.505182	3.19%	860	2007
	9.918119	10.180267	2.64%	1,152	2006
	9.925486	9.918119	-0.07%	1,448	2005
	9.998725	9.925486	-0.73%	3,577	2004
	10.000000	9.998725	-0.01%	131	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.268264	9.997385	20.91%	0	2009
	13.868982	8.268264	-40.38%	0	2008
	14.009236	13.868982	-1.00%	0	2007
	13.512331	14.009236	3.68%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.399779	10.873942	29.46%	0	2009
	14.082459	8.399779	-40.35%	0	2008
	13.286513	14.082459	5.99%	0	2007
	11.862757	13.286513	12.00%	0	2006
	11.270076	11.862757	5.26%	0	2005
	10.000000	11.270076	12.70%	0	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.304382	13.04%	0	2009*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.438437	24.38%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.557697	9.187384	21.56%	0	2009

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.395078	10.378523	10.47%	0	2009

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.307804	10.192912	39.48%	0	2009

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.213995	8.494561	36.70%	0	2009

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.974146	7.690526	28.73%	0	2009
	9.792857	5.974146	-38.99%	0	2008
	10.000000	9.792857	-2.07%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.236784	14.721522	43.81%	0	2009
	14.432295	10.236784	-29.07%	0	2008
	14.207908	14.432295	1.58%	0	2007
	13.040874	14.207908	8.95%	0	2006
	12.931102	13.040874	0.85%	581	2005
	11.924059	12.931102	8.45%	3,243	2004
	9.900524	11.924059	20.44%	3,260	2003
	9.737236	9.900524	1.68%	1,740	2002
	9.486372	9.737236	2.64%	13,181	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.181762	11.772757	43.89%	265	2009
	11.552447	8.181762	-29.18%	330	2008
	11.369143	11.552447	1.61%	404	2007
	10.435727	11.369143	8.94%	384	2006
	10.000000	10.435727	4.36%	563	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.131881	10.390629	27.78%	0	2009

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	13.018102	16.627569	27.73%	4,025	2009
	24.493336	13.018102	-46.85%	2,638	2008
	19.558384	24.493336	25.23%	0	2007
	14.934305	19.558384	30.96%	0	2006
	11.646653	14.934305	28.23%	0	2005
	10.339912	11.646653	12.64%	1,594	2004
	7.756602	10.339912	33.30%	1,282	2003
	10.000000	7.756602	-22.43%	1,282	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.803329	13.302032	23.13%	0	2009
	19.706262	10.803329	-45.18%	0	2008
	16.687268	19.706262	18.09%	0	2007
	13.457619	16.687268	24.00%	0	2006
	11.448092	13.457619	17.55%	0	2005
	10.048253	11.448092	13.93%	0	2004
	7.497562	10.048253	34.02%	0	2003
	10.202185	7.497562	-26.51%	0	2002
	12.758477	10.202185	-20.04%	0	2001

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.567530	17.936037	23.12%	0	2009
	26.565458	14.567530	-45.16%	0	2008
	22.487719	26.565458	18.13%	0	2007
	18.145506	22.487719	23.93%	0	2006
	15.435931	18.145506	17.55%	0	2005
	13.548477	15.435931	13.93%	0	2004
	10.000000	13.548477	35.48%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.130170	7.729430	50.67%	1,232	2009
	10.000000	5.130170	-48.70%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.116244	7.924306	29.56%	0	2009
	10.000000	6.116244	-38.84%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	6.348539	8.079041	27.26%	0	2009
	10.000000	6.348539	-36.51%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	7.908776	9.334244	18.02%	0	2009
	10.000000	7.908776	-20.91%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	7.187575	8.790510	22.30%	0	2009
	10.000000	7.187575	-28.12%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.057536	10.083319	11.33%	0	2009
	10.000000	9.057536	-9.42%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	7.544912	9.062813	20.12%	0	2009
	10.000000	7.544912	-24.55%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	6.824993	8.509389	24.68%	0	2009
	10.000000	6.824993	-31.75%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	8.288260	9.607347	15.92%	0	2009
	10.000000	8.288260	-17.12%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.845494	10.549709	7.15%	905	2009
	10.000000	9.845494	-1.55%	905	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.829489	11.273445	14.69%	0	2009
	10.000000	9.829489	-1.71%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.755036	22.127024	60.86%	0	2009
	33.063004	13.755036	-58.40%	0	2008
	23.058810	33.063004	43.39%	0	2007
	17.121952	23.058810	34.67%	0	2006
	13.104750	17.121952	30.65%	0	2005
	11.018589	13.104750	18.93%	0	2004
	6.768606	11.018589	62.79%	0	2003
	8.106355	6.768606	-16.50%	0	2002
	8.680573	8.106355	-6.61%	0	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	15.196467	24.471320	61.03%	0	2009
	36.586463	15.196467	-58.46%	46	2008
	25.521530	36.586463	43.36%	92	2007
	18.960812	25.521530	34.60%	128	2006
	14.510224	18.960812	30.67%	170	2005
	12.198995	14.510224	18.95%	649	2004
	7.495729	12.198995	62.75%	649	2003
	10.000000	7.495729	-25.04%	1,288	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.362980	14.527898	1.15%	1,126	2009
	13.536704	14.362980	6.10%	2,774	2008
	12.825824	13.536704	5.54%	4,023	2007
	12.599616	12.825824	1.80%	1,927	2006
	12.386709	12.599616	1.72%	3,344	2005
	12.178075	12.386709	1.71%	3,108	2004
	12.121079	12.178075	0.47%	3,210	2003
	11.087778	12.121079	9.32%	7,241	2002
	10.496056	11.087778	5.64%	1,039	2001

NVIT NVIT Growth Fund: Class I - Q/NQ	4.986558	6.555835	31.47%	0	2009
	8.259649	4.986558	-39.63%	0	2008
	7.015054	8.259649	17.74%	0	2007
	6.707862	7.015054	4.58%	0	2006
	6.394073	6.707862	4.91%	0	2005
	6.001871	6.394073	6.53%	0	2004
	4.590315	6.001871	30.75%	0	2003
	6.538172	4.590315	-29.79%	0	2002
	9.237443	6.538172	-29.22%	0	2001

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.554722	8.303543	26.68%	0	2009
	11.693487	6.554722	-43.95%	0	2008
	10.853520	11.693487	7.74%	0	2007
	10.000000	10.853520	8.54%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.522873	11.931917	25.30%	2,288	2009
	15.308184	9.522873	-37.79%	2,288	2008
	14.668581	15.308184	4.36%	2,288	2007
	12.741978	14.668581	15.12%	0	2006
	11.984875	12.741978	6.32%	0	2005
	10.670649	11.984875	12.32%	0	2004
	8.215054	10.670649	29.89%	0	2003
	10.000000	8.215054	-17.85%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.523426	15.23%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.082047	20.82%	0	2009*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.101361	11.928224	7.45%	3,485	2009
	11.992742	11.101361	-7.43%	0	2008
	11.554601	11.992742	3.79%	0	2007
	11.049006	11.554601	4.58%	1,967	2006
	10.857746	11.049006	1.76%	1,967	2005
	10.533052	10.857746	3.08%	1,967	2004
	9.909889	10.533052	6.29%	10,633	2003
	10.000000	9.909899	-0.90%	2,015	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.303566	12.091079	17.35%	10,950	2009
	13.619819	10.303566	-24.35%	27,122	2008
	13.087664	13.619819	4.07%	22,231	2007
	11.931793	13.087664	9.69%	18,587	2006
	11.498473	11.931793	3.77%	11,568	2005
	10.657265	11.498473	7.89%	6,521	2004
	9.012363	10.657265	18.25%	6,843	2003
	10.000000	9.012363	-9.88%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.919721	12.154289	22.53%	11,003	2009
	14.678830	9.919721	-32.42%	11,150	2008
	14.040065	14.678830	4.55%	11,525	2007
	12.443859	14.040065	12.83%	11,641	2006
	11.798411	12.443859	5.47%	11,547	2005
	10.685816	11.798411	10.41%	0	2004
	8.566085	10.685816	24.75%	2,299	2003
	10.000000	8.566085	-14.34%	2,216	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.778891	12.163228	12.84%	0	2009
	12.880912	10.778891	-16.32%	1,190	2008
	12.354247	12.880912	4.26%	1,190	2007
	11.567555	12.354247	6.80%	3,250	2006
	11.239043	11.567555	2.92%	3,250	2005
	10.647898	11.239043	5.55%	3,250	2004
	9.507569	10.647898	11.99%	2,440	2003
	10.000000	9.507569	-4.92%	2,010	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.077655	21.657282	34.70%	2,324	2009
	25.690552	16.077655	-37.42%	4,974	2008
	24.250660	25.690552	5.94%	6,176	2007
	22.403405	24.250660	8.25%	6,318	2006
	20.288824	22.403405	10.42%	5,889	2005
	17.797782	20.288824	14.00%	11,776	2004
	13.418734	17.797782	32.63%	10,415	2003
	16.084876	13.418734	-16.58%	8,840	2002
	16.547367	16.084876	-2.79%	626	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.767718	11.596067	-1.46%	276	2009
	11.706507	11.767718	0.52%	24,409	2008
	11.342165	11.706507	3.21%	25,015	2007
	11.015384	11.342165	2.97%	25,799	2006
	10.892063	11.015384	1.13%	26,830	2005
	10.968931	10.892063	-0.70%	21,596	2004
	11.066732	10.968931	-0.88%	5,812	2003
	11.100780	11.066732	-0.31%	9,770	2002
	10.878760	11.100780	2.04%	11,219	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.677180	14.306279	22.51%	1,847	2009
	14.333485	11.677180	-18.53%	878	2008
	13.909639	14.333485	3.05%	1,852	2007
	13.469205	13.909639	3.27%	1,868	2006
	13.382009	13.469205	0.65%	3,006	2005
	12.752538	13.382009	4.94%	3,297	2004
	11.547565	12.752538	10.43%	2,394	2003
	10.935239	11.547565	5.60%	4,223	2002
	10.656316	10.935239	2.62%	554	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.078619	8.170431	34.41%	2,442	2009
	10.000000	6.078619	-39.21%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.667697	14.921868	27.89%	0	2009
	22.072817	11.667697	-47.14%	41	2008
	21.772574	22.072817	1.38%	765	2007
	18.007172	21.772574	20.91%	798	2006
	16.314137	18.007172	10.38%	398	2005
	13.772107	16.314137	18.46%	0	2004
	10.000000	13.772107	37.72%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.300524	8.054001	27.83%	0	2009
	10.000000	6.300524	-36.99%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.284757	7.887411	25.50%	0	2009
	10.000000	6.284757	-37.15%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.216511	7.783988	25.21%	0	2009

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.207089	7.746878	24.81%	6,135	2009
	10.000000	6.207089	-37.93%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.689909	8.597378	28.51%	2,746	2009
	10.000000	6.689909	-33.10%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.823919	11.078364	25.55%	3,581	2009
	16.719936	8.823919	-47.23%	3,581	2008
	15.467798	16.719936	8.10%	3,684	2007
	15.214808	15.467798	1.66%	3,684	2006
	14.289660	15.214808	6.47%	3,678	2005
	12.791193	14.289660	11.71%	3,822	2004
	9.671672	12.791193	32.25%	236	2003
	14.718863	9.671672	-34.29%	733	2002
	16.761357	14.718863	-12.19%	0	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	20.780205	25.834325	24.32%	4,712	2009
	31.094922	20.780205	-33.17%	4,505	2008
	33.908952	31.094922	-8.30%	4,783	2007
	29.348465	33.908952	15.54%	4,862	2006
	28.905822	29.348465	1.53%	4,857	2005
	25.018122	28.905822	15.54%	7,523	2004
	16.192394	25.018122	54.51%	7,817	2003
	22.570133	16.192394	-28.26%	7,700	2002
	17.864340	22.570133	26.34%	391	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	16.792408	22.280410	32.68%	977	2009
	27.581842	16.792408	-39.12%	2,857	2008
	27.419590	27.581842	0.59%	3,195	2007
	24.845062	27.419590	10.36%	3,191	2006
	22.456273	24.845062	10.64%	3,035	2005
	19.154484	22.456273	17.24%	3,758	2004
	13.790055	19.154484	38.90%	3,962	2003
	16.934952	13.790055	-18.57%	3,901	2002
	18.430186	16.934952	-8.11%	814	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.488044	10.542591	24.21%	9,293	2009
	14.744782	8.488044	-42.43%	9,116	2008
	13.838380	14.744782	6.55%	9,710	2007
	12.363615	13.838380	11.93%	9,669	2006
	11.682001	12.363615	5.83%	10,025	2005
	10.806133	11.682001	8.11%	10,256	2004
	8.603482	10.806133	25.60%	10,171	2003
	10.568710	8.603482	-18.59%	10,190	2002
	12.169023	10.568710	-13.15%	10,668	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.589702	7.203521	28.87%	1,116	2009
	10.000000	5.589702	-44.10%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.843634	10.385334	5.50%	16,872	2009
	10.000000	9.843634	-1.56%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.928952	29.29%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.903630	29.04%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.145827	10.314299	26.62%	0	2009
	13.125312	8.145827	-37.94%	0	2008
	13.628411	13.125312	-3.69%	1,209	2007
	11.936752	13.628411	14.17%	1,209	2006
	11.624315	11.936752	2.69%	498	2005
	10.043723	11.624315	15.74%	498	2004
	7.757941	10.043723	29.46%	0	2003
	10.521790	7.757941	-26.27%	0	2002
	12.160926	10.521790	-13.48%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.156003	14.457152	42.35%	9,008	2009
	18.925714	10.156003	-46.34%	9,135	2008
	16.833637	18.925714	12.43%	15,039	2007
	15.830998	16.833637	6.33%	19,020	2006
	15.291700	15.830998	3.53%	18,442	2005
	14.517548	15.291700	5.33%	18,643	2004
	11.255526	14.517548	28.98%	18,282	2003
	15.623539	11.255526	-27.96%	17,828	2002
	18.145209	15.623539	-13.90%	11,395	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.438879	18.492103	37.60%	0	2009
	22.813666	13.438879	-41.09%	0	2008
	21.782493	22.813666	4.73%	987	2007
	18.789648	21.782493	15.93%	1,021	2006
	16.682960	18.789648	12.63%	1,054	2005
	14.209351	16.682960	17.41%	2,076	2004
	10.000000	14.209351	42.09%	4,630	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.407890	11.575585	37.68%	2,352	2009
	14.271766	8.407890	-41.09%	3,906	2008
	13.629059	14.271766	4.72%	3,906	2007
	11.756121	13.629059	15.93%	3,906	2006
	10.440758	11.756121	12.60%	3,906	2005
	8.895100	10.440758	17.38%	7,568	2004
	6.314040	8.895100	40.88%	8,605	2003
	8.232600	6.314040	-23.30%	19,656	2002
	9.502715	8.232600	-13.37%	1,966	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.988444	2.482612	24.85%	0	2009
	9.563886	1.988444	-79.21%	0	2008
	10.000000	9.563886	-4.36%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.170717	2.679489	23.44%	0	2009
	10.333299	2.170717	-78.99%	0	2008
	10.502191	10.333299	-1.61%	0	2007
	10.000000	10.502191	5.02%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.326193	11.784682	26.36%	1,138	2009
	15.388393	9.326193	-39.39%	1,122	2008
	14.962113	15.388393	2.85%	1,441	2007
	13.205210	14.962113	13.30%	2,202	2006
	12.649738	13.205210	4.39%	3,819	2005
	11.732516	12.649738	7.82%	4,562	2004
	9.399555	11.732516	24.82%	5,361	2003
	11.751920	9.399555	-20.02%	6,348	2002
	13.281403	11.751920	-11.52%	2,359	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.954845	8.047221	35.14%	7,127	2009
	9.724370	5.954845	-38.76%	0	2008
	9.994196	9.724370	-2.70%	0	2007
	10.000000	9.994196	-0.06%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	8.633683	11.277175	30.62%	5,941	2009
	17.209838	8.633683	-49.83%	5,941	2008
	16.432771	17.209838	4.73%	9,835	2007
	16.203447	16.432771	1.42%	9,835	2006
	14.644219	16.203447	10.65%	9,965	2005
	12.412379	14.644219	17.98%	9,965	2004
	10.033548	12.412379	23.71%	4,024	2003
	14.107081	10.033548	-28.88%	4,024	2002
	20.839650	14.107081	-32.31%	0	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.856139	8.56%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.935503	9.36%	2,044	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.594283	9.209929	39.67%	0	2009
	11.673904	6.594283	-43.51%	0	2008
	10.536702	11.673904	10.79%	573	2007
	10.000000	10.536702	5.37%	764	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.996774	8.632082	23.37%	0	2009
	11.145496	6.996774	-37.22%	0	2008
	10.983371	11.145496	1.48%	0	2007
	10.000000	10.983371	9.83%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.550224	10.314278	8.00%	0	2009
	10.797546	9.550224	-11.55%	0	2008
	10.395936	10.797546	3.86%	0	2007
	10.000000	10.395936	3.96%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	26.891737	34.490539	28.26%	0	2009
	32.110447	26.891737	-16.25%	0	2008
	30.603032	32.110447	4.93%	0	2007
	28.037652	30.603032	9.15%	0	2006
	25.356933	28.037652	10.57%	0	2005
	23.389566	25.356933	8.41%	274	2004
	18.570832	23.389566	25.95%	384	2003
	17.261739	18.570832	7.58%	435	2002
	15.918288	17.261739	8.44%	0	2001

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.583445	22.246184	110.20%	0	2009
	30.483292	10.583445	-65.28%	0	2008
	22.498101	30.483292	35.49%	0	2007
	16.368454	22.498101	37.45%	0	2006
	12.601515	16.368454	29.89%	0	2005
	10.000000	12.601515	26.02%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	20.865450	43.813936	109.98%	753	2009
	60.148122	20.865450	-65.31%	753	2008
	44.376351	60.148122	35.54%	753	2007
	32.295777	44.376351	37.41%	753	2006
	24.838435	32.295777	30.02%	753	2005
	20.030473	24.838435	24.00%	753	2004
	13.188423	20.030473	51.88%	753	2003
	13.789595	13.188423	-4.36%	753	2002
	14.259243	13.789595	-3.29%	753	2001

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	17.346970	26.932078	55.26%	0	2009
	32.673221	17.346970	-46.91%	0	2008
	22.826527	32.673221	43.14%	0	2007
	18.607412	22.826527	22.67%	0	2006
	12.458870	18.607412	49.35%	0	2005
	10.000000	12.458870	24.59%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	26.575168	41.237130	55.17%	0	2009
	50.080524	26.575168	-46.94%	0	2008
	34.980940	50.080524	43.17%	0	2007
	28.525563	34.980940	22.63%	0	2006
	19.092790	28.525563	49.40%	0	2005
	15.602972	19.092790	22.37%	0	2004
	10.940542	15.602972	42.62%	0	2003
	11.431171	10.940542	-4.29%	0	2002
	12.959993	11.431171	-11.80%	0	2001

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.069260	30.69%	0	2009*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	10.017824	14.069675	40.45%	0	2009
	15.837244	10.017824	-36.75%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.115274	12.060795	8.51%	0	2009
	11.472534	11.115274	-3.11%	0	2008
	10.643627	11.472534	7.79%	0	2007
	10.641817	10.643627	0.02%	0	2006
	10.642589	10.641817	-0.01%	0	2005
	10.216492	10.642589	4.17%	0	2004
	10.000000	10.216492	2.16%	0	2003

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.756634	11.343661	16.27%	0	2009
	15.150584	9.756634	-35.60%	0	2008
	15.400828	15.150584	-1.62%	0	2007
	13.359736	15.400828	15.28%	0	2006
	12.968874	13.359736	3.01%	0	2005
	11.658279	12.968874	11.24%	0	2004
	9.154526	11.658279	27.35%	0	2003

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.906617	10.114983	27.93%	0	2009
	10.616031	7.906617	-25.52%	0	2008
	11.038582	10.616031	-3.83%	0	2007
	10.000000	11.038582	10.39%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.204930	16.762603	18.01%	0	2009
	19.705270	14.204930	-27.91%	0	2008
	21.101512	19.705270	-6.62%	0	2007
	18.063317	21.101512	16.82%	0	2006
	17.467591	18.063317	3.41%	0	2005
	15.518266	17.467591	12.56%	0	2004
	12.222795	15.518266	26.96%	0	2003

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.051594	20.52%	0	2009*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.100225	1.00%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.779387	12.037287	23.09%	0	2009
	14.378592	9.779387	-31.99%	0	2008
	14.702514	14.378592	-2.20%	0	2007
	13.052374	14.702514	12.64%	0	2006
	12.363005	13.052374	5.58%	0	2005
	10.302820	12.363005	20.00%	0	2004
	7.595316	10.302820	35.65%	0	2003

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	7.443071	9.801238	31.68%	0	2009
	11.529422	7.443071	-35.44%	0	2008
	10.865963	11.529422	6.11%	0	2007
	10.106683	10.865963	7.51%	0	2006
	9.907140	10.106683	2.01%	0	2005
	9.474668	9.907140	4.56%	0	2004
	7.637651	9.474668	24.05%	0	2003

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	9.025801	11.225947	24.38%	0	2009
	14.585446	9.025801	-38.12%	112	2008
	14.076570	14.585446	3.62%	503	2007
	12.379057	14.076570	13.71%	526	2006
	12.009933	12.379057	3.07%	613	2005
	11.025774	12.009933	8.93%	703	2004
	8.724586	11.025774	26.38%	799	2003

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.340571	12.476865	20.66%	0	2009
	14.909523	10.340571	-30.64%	0	2008
	14.137200	14.909523	5.46%	0	2007
	12.327848	14.137200	14.68%	0	2006
	11.996198	12.327848	2.76%	0	2005
	11.599710	11.996198	3.42%	0	2004
	9.723715	11.599710	19.29%	0	2003

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.369872	14.666819	18.57%	0	2009
	13.552311	12.369872	-8.72%	0	2008
	13.063536	13.552311	3.74%	0	2007
	12.739427	13.063536	2.54%	0	2006
	12.773711	12.739427	-0.27%	0	2005
	12.521545	12.773711	2.01%	0	2004
	12.154048	12.521545	3.02%	0	2003

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	8.279353	10.119745	22.23%	0	2009
	11.224535	8.279353	-26.24%	0	2008
	10.494851	11.224535	6.95%	0	2007
	10.000000	10.494851	4.95%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	7.554008	9.577005	26.78%	0	2009
	11.403328	7.554008	-33.76%	0	2008
	10.514805	11.403328	8.45%	0	2007
	10.000000	10.514805	5.15%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	7.030879	9.095709	29.37%	0	2009
	11.533156	7.030879	-39.04%	0	2008
	10.534920	11.533156	9.48%	0	2007
	10.000000	10.534920	5.35%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.083461	17.474549	33.56%	0	2009
	23.158696	13.083461	-43.51%	100	2008
	20.020089	23.158696	15.68%	429	2007
	18.222498	20.020089	9.86%	448	2006
	15.839841	18.222498	15.04%	507	2005
	13.949406	15.839841	13.55%	573	2004
	11.038967	13.949406	26.37%	647	2003

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	6.024270	8.752400	45.29%	0	2009
	13.421070	6.024270	-55.11%	0	2008
	9.360928	13.421070	43.37%	0	2007
	10.000000	9.360928	-6.39%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.790590	12.533482	28.02%	0	2009
	17.357577	9.790590	-43.59%	101	2008
	17.385893	17.357577	-0.16%	449	2007
	14.705887	17.385893	18.22%	470	2006
	14.123525	14.705887	4.12%	541	2005
	12.879796	14.123525	9.66%	619	2004
	10.046372	12.879796	28.20%	701	2003

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.334388	7.652780	43.46%	0	2009
	12.057582	5.334388	-55.76%	0	2008
	9.954596	12.057582	21.13%	0	2007
	9.601897	9.954596	3.67%	0	2006
	8.958732	9.601897	7.18%	0	2005
	8.499719	8.958732	5.40%	0	2004
	6.658420	8.499719	27.65%	0	2003

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.009173	10.104505	26.16%	0	2009
	15.418206	8.009173	-48.05%	109	2008
	12.345038	15.418206	24.89%	485	2007
	11.748014	12.345038	5.08%	507	2006
	11.291830	11.748014	4.04%	602	2005
	11.107117	11.291830	1.66%	699	2004
	8.496503	11.107117	30.73%	797	2003

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.372353	11.850852	41.55%	0	2009
	11.348609	8.372353	-26.23%	0	2008
	11.229923	11.348609	1.06%	0	2007
	10.259436	11.229923	9.46%	0	2006
	10.164065	10.259436	0.94%	0	2005
	9.431127	10.164065	7.77%	0	2004
	7.544684	9.431127	25.00%	0	2003

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.225384	10.238503	41.70%	0	2009
	9.782807	7.225384	-26.14%	0	2008
	10.000000	9.782807	-2.17%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.462273	11.914564	13.88%	0	2009
	10.994792	10.462273	-4.84%	0	2008
	10.717458	10.994792	2.59%	0	2007
	10.436937	10.717458	2.69%	0	2006
	10.384779	10.436937	0.50%	0	2005
	10.111553	10.384779	2.70%	0	2004
	10.000000	10.111553	1.12%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.662004	9.183259	37.85%	0	2009
	11.186819	6.662004	-40.45%	0	2008
	9.839985	11.186819	13.69%	0	2007
	10.000000	9.839985	-1.60%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.285190	14.047583	24.48%	0	2009
	20.420848	11.285190	-44.74%	0	2008
	17.698704	20.420848	15.38%	0	2007
	15.241215	17.698704	16.12%	0	2006
	13.011854	15.241215	17.13%	0	2005
	11.645888	13.011854	11.73%	0	2004
	8.260228	11.645888	40.99%	0	2003

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.541812	13.127680	24.53%	0	2009
	19.080088	10.541812	-44.75%	0	2008
	16.534063	19.080088	15.40%	0	2007
	14.237947	16.534063	16.13%	0	2006
	12.160149	14.237947	17.09%	0	2005
	10.882746	12.160149	11.74%	0	2004
	7.716368	10.882746	41.03%	0	2003

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.477240	11.586518	54.96%	0	2009
	15.556357	7.477240	-51.93%	0	2008
	14.964645	15.556357	3.95%	0	2007
	13.080838	14.964645	14.40%	0	2006
	12.955237	13.080838	0.97%	0	2005
	11.544394	12.955237	12.22%	0	2004
	7.431305	11.544394	55.35%	0	2003

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.852078	10.482089	33.49%	0	2009
	11.338348	7.852078	-30.75%	0	2008
	11.100789	11.338348	2.14%	0	2007
	10.000000	11.100789	11.01%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.425835	8.170719	27.15%	0	2009
	9.744526	6.425835	-34.06%	0	2008
	10.140131	9.744526	-3.90%	0	2007
	10.000000	10.140131	1.40%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.587021	8.446738	28.23%	0	2009
	10.000000	6.587021	-34.13%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.287761	10.686648	69.96%	0	2009
	13.495083	6.287761	-53.41%	0	2008
	10.651851	13.495083	26.69%	0	2007
	10.000000	10.651851	6.52%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.229077	9.764383	35.07%	0	2009
	12.319021	7.229077	-41.32%	0	2008
	10.839679	12.319021	13.65%	0	2007
	10.000000	10.839679	8.40%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.922782	13.931412	16.85%	0	2009
	11.402754	11.922782	4.56%	0	2008
	10.432283	11.402754	9.30%	0	2007
	10.000000	10.432283	4.32%	0	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.318439	8.697747	18.85%	0	2009
	12.956910	7.318439	-43.52%	0	2008
	11.779890	12.956910	9.99%	0	2007
	11.281422	11.779890	4.42%	0	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.695275	10.757175	39.79%	0	2009
	14.784302	7.695275	-47.95%	0	2008
	13.585319	14.784302	8.83%	0	2007
	11.869134	13.585319	14.46%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.174627	21.143472	23.11%	0	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.240588	8.971001	43.75%	0	2009
	11.382719	6.240588	-45.17%	0	2008
	8.462578	11.382719	34.51%	0	2007
	7.877344	8.462578	7.43%	0	2006
	7.108411	7.877344	10.82%	0	2005
	6.120554	7.108411	16.14%	0	2004
	5.170642	6.120554	18.37%	0	2003

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.851660	12.143365	54.66%	0	2009
	14.215620	7.851660	-44.77%	0	2008
	11.860451	14.215620	19.86%	0	2007
	11.160543	11.860451	6.27%	0	2006
	10.182376	11.160543	9.61%	0	2005
	10.257004	10.182376	-0.73%	0	2004
	7.080856	10.257004	44.86%	0	2003

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.560843	3.955620	54.47%	0	2009
	4.642758	2.560843	-44.84%	0	2008
	3.875357	4.642758	19.80%	0	2007
	3.650452	3.875357	6.16%	0	2006
	3.323846	3.650452	9.83%	0	2005
	3.357170	3.323846	-0.99%	0	2004
	2.328014	3.357170	44.21%	0	2003

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.320575	23.483877	76.30%	0	2009
	28.313138	13.320575	-52.95%	0	2008
	22.456808	28.313138	26.08%	0	2007
	15.548617	22.456808	44.43%	0	2006
	11.962481	15.548617	29.98%	0	2005
	10.235608	11.962481	16.87%	0	2004
	7.727134	10.235608	32.46%	0	2003

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.728195	13.624574	76.30%	0	2009
	16.432956	7.728195	-52.97%	0	2008
	13.039486	16.432956	26.02%	0	2007
	9.032380	13.039486	44.36%	0	2006
	6.953235	9.032380	29.90%	0	2005
	5.950696	6.953235	16.85%	0	2004
	4.492787	5.950696	32.45%	0	2003

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.323754	11.629845	24.73%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.064340	12.132886	20.55%	0	2009
	15.199863	10.064340	-33.79%	0	2008
	14.350718	15.199863	5.92%	0	2007
	12.095679	14.350718	18.64%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.932255	9.965779	11.57%	0	2009
	10.480296	8.932255	-14.77%	0	2008
	10.161335	10.480296	3.14%	0	2007
	9.904696	10.161335	2.59%	0	2006
	9.917071	9.904696	-0.12%	0	2005
	9.995324	9.917071	-0.78%	0	2004
	10.000000	9.995324	-0.05%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.240292	9.958495	20.85%	0	2009
	13.829095	8.240292	-40.41%	0	2008
	13.976079	13.829095	-1.05%	0	2007
	13.487189	13.976079	3.62%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.379915	10.842704	29.39%	0	2009
	14.056308	8.379915	-40.38%	0	2008
	13.268612	14.056308	5.94%	0	2007
	11.852772	13.268612	11.95%	0	2006
	11.266289	11.852772	5.21%	0	2005
	10.000000	11.266289	12.66%	0	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.300553	13.01%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.434223	24.34%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.547477	9.170310	21.50%	0	2009
	10.917058	7.547477	-30.87%	0	2008
	10.448212	10.917058	4.49%	0	2007
	10.000000	10.448212	4.48%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.382348	10.359202	10.41%	0	2009
	10.573953	9.382348	-11.27%	0	2008
	10.430304	10.573953	1.38%	0	2007
	10.000000	10.430304	4.30%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.297903	10.173918	39.41%	0	2009
	12.080556	7.297903	-39.59%	0	2008
	10.730389	12.080556	12.58%	0	2007
	10.000000	10.730389	7.30%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.205551	8.478706	36.63%	0	2009
	11.299224	6.205551	-45.08%	0	2008
	10.257600	11.299224	10.15%	0	2007
	10.000000	10.257600	2.58%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.969082	7.680104	28.66%	0	2009
	9.789543	5.969082	-39.03%	0	2008
	10.000000	9.789543	-2.10%	0	2007*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.183633	14.637649	43.74%	0	2009
	14.364668	10.183633	-29.11%	0	2008
	14.148553	14.364668	1.53%	0	2007
	12.992981	14.148553	8.89%	0	2006
	12.890147	12.992981	0.80%	0	2005
	11.892325	12.890147	8.39%	0	2004
	9.879176	11.892325	20.38%	0	2003

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.166545	11.744906	43.82%	0	2009
	11.536825	8.166545	-29.21%	0	2008
	11.359568	11.536825	1.56%	0	2007
	10.432214	11.359568	8.89%	0	2006
	10.000000	10.432214	4.32%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.097881	10.341937	27.71%	0	2009

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	12.974091	16.562944	27.66%	0	2009
	24.422976	12.974091	-46.88%	0	2008
	19.512150	24.422976	25.17%	0	2007
	14.906551	19.512150	30.90%	0	2006
	11.630897	14.906551	28.16%	0	2005
	10.331173	11.630897	12.58%	0	2004
	7.753975	10.331173	33.24%	0	2003

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.747242	13.226261	23.07%	0	2009
	19.613938	10.747242	-45.21%	0	2008
	16.617558	19.613938	18.03%	0	2007
	13.408175	16.617558	23.94%	0	2006
	11.411811	13.408175	17.49%	0	2005
	10.021510	11.411811	13.87%	0	2004
	7.481395	10.021510	33.95%	0	2003

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.525655	17.875394	23.06%	0	2009
	26.502591	14.525655	-45.19%	0	2008
	22.445955	26.502591	18.07%	0	2007
	18.120974	22.445955	23.87%	0	2006
	15.422868	18.120974	17.49%	0	2005
	13.543884	15.422868	13.87%	0	2004
	10.000000	13.543884	35.44%	0	2003*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.128430	7.722891	50.59%	0	2009
	10.000000	5.128430	-48.72%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.114157	7.917563	29.50%	0	2009
	10.000000	6.114157	-38.86%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	6.346384	8.072182	27.19%	0	2009
	10.000000	6.346384	-36.54%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	7.906100	9.326349	17.96%	0	2009
	10.000000	7.906100	-20.94%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	7.185138	8.783074	22.24%	0	2009
	10.000000	7.185138	-28.15%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.054467	10.074792	11.27%	0	2009
	10.000000	9.054467	-9.46%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	7.542347	9.055130	20.06%	0	2009
	10.000000	7.542347	-24.58%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	6.822678	8.502192	24.62%	0	2009
	10.000000	6.822678	-31.77%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	8.285451	9.599226	15.86%	0	2009
	10.000000	8.285451	-17.15%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.842156	10.540779	7.10%	0	2009
	10.000000	9.842156	-1.58%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.826168	11.263937	14.63%	0	2009
	10.000000	9.826168	-1.74%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.697545	22.023367	60.78%	0	2009
	32.941605	13.697545	-58.42%	0	2008
	22.985864	32.941605	43.31%	0	2007
	17.076429	22.985864	34.61%	0	2006
	13.076523	17.076429	30.59%	0	2005
	11.000440	13.076523	18.87%	0	2004
	6.760886	11.000440	62.71%	0	2003

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	15.145084	24.376212	60.95%	0	2009
	36.481374	15.145084	-58.49%	0	2008
	25.461205	36.481374	43.28%	0	2007
	18.925563	25.461205	34.53%	0	2006
	14.490577	18.925563	30.61%	0	2005
	12.188660	14.490577	18.89%	0	2004
	7.493172	12.188660	62.66%	0	2003

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.288471	14.445190	1.10%	0	2009
	13.473320	14.288471	6.05%	0	2008
	12.772282	13.473320	5.49%	0	2007
	12.553370	12.772282	1.74%	0	2006
	12.347500	12.553370	1.67%	0	2005
	12.145681	12.347500	1.66%	0	2004
	12.094979	12.145681	0.42%	0	2003

NVIT NVIT Growth Fund: Class I - Q/NQ	4.960659	6.518468	31.40%	0	2009
	8.220945	4.960659	-39.66%	0	2008
	6.985741	8.220945	17.68%	0	2007
	6.683217	6.985741	4.53%	0	2006
	6.373790	6.683217	4.85%	0	2005
	5.985870	6.373790	6.48%	0	2004
	4.580410	5.985870	30.68%	0	2003

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.545828	8.288047	26.62%	0	2009
	11.683575	6.545828	-43.97%	0	2008
	10.849859	11.683575	7.68%	0	2007
	10.000000	10.849859	8.50%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.489423	11.883980	25.23%	0	2009
	15.262171	9.489423	-37.82%	0	2008
	14.631960	15.262171	4.31%	0	2007
	12.716604	14.631960	15.06%	0	2006
	11.967058	12.716604	6.26%	0	2005
	10.660201	11.967058	12.26%	0	2004
	8.211169	10.660201	29.83%	0	2003

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.519523	15.20%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.077950	20.78%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.062388	11.880314	7.39%	0	2009
	11.956703	11.062388	-7.48%	0	2008
	11.525753	11.956703	3.74%	0	2007
	11.027002	11.525753	4.52%	0	2006
	10.841616	11.027002	1.71%	0	2005
	10.522733	10.841616	3.03%	0	2004
	9.905214	10.522733	6.23%	0	2003

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.267363	12.042482	17.29%	0	2009
	13.578871	10.267363	-24.39%	0	2008
	13.054979	13.578871	4.01%	0	2007
	11.908017	13.054979	9.63%	917	2006
	11.481376	11.908017	3.72%	917	2005
	10.646835	11.481376	7.84%	917	2004
	9.008104	10.646835	18.19%	917	2003

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.884870	12.105449	22.46%	0	2009
	14.634701	9.884870	-32.46%	0	2008
	14.005009	14.634701	4.50%	0	2007
	12.419064	14.005009	12.77%	0	2006
	11.780866	12.419064	5.42%	0	2005
	10.675348	11.780866	10.36%	0	2004
	8.562027	10.675348	24.68%	0	2003

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.741025	12.114345	12.79%	0	2009
	12.842197	10.741025	-16.36%	3,099	2008
	12.323405	12.842197	4.21%	3,099	2007
	11.544509	12.323405	6.75%	3,099	2006
	11.222329	11.544509	2.87%	3,099	2005
	10.637462	11.222329	5.50%	3,099	2004
	9.503076	10.637462	11.94%	3,099	2003

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.994221	21.533962	34.64%	0	2009
	25.570254	15.994221	-37.45%	0	2008
	24.149432	25.570254	5.88%	0	2007
	22.321192	24.149432	8.19%	0	2006
	20.224594	22.321192	10.37%	0	2005
	17.750446	20.224594	13.94%	0	2004
	13.389824	17.750446	32.57%	0	2003

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.706618	11.530003	-1.51%	0	2009
	11.651639	11.706618	0.47%	0	2008
	11.294770	11.651639	3.16%	0	2007
	10.974911	11.294770	2.91%	0	2006
	10.857538	10.974911	1.08%	0	2005
	10.939717	10.857538	-0.75%	0	2004
	11.042864	10.939717	-0.93%	0	2003

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.616550	14.224766	22.45%	0	2009
	14.266311	11.616550	-18.57%	0	2008
	13.851522	14.266311	2.99%	0	2007
	13.419727	13.851522	3.22%	0	2006
	13.339610	13.419727	0.60%	0	2005
	12.718597	13.339610	4.88%	0	2004
	11.522667	12.718597	10.38%	0	2003

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.076553	8.163503	34.34%	0	2009
	10.000000	6.076553	-39.23%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.634171	14.871436	27.83%	0	2009
	22.020598	11.634171	-47.17%	0	2008
	21.732167	22.020598	1.33%	0	2007
	17.982850	21.732167	20.85%	0	2006
	16.300341	17.982850	10.32%	0	2005
	13.767448	16.300341	18.40%	0	2004
	10.000000	13.767448	37.67%	0	2003*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.298373	8.047163	27.77%	0	2009
	10.000000	6.298373	-37.02%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.282625	7.880723	25.44%	0	2009
	10.000000	6.282625	-37.17%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.214397	7.777395	25.15%	0	2009

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.204977	7.740305	24.74%	0	2009
	10.000000	6.204977	-37.95%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.687632	8.590080	28.45%	0	2009
	10.000000	6.687632	-33.12%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.780713	11.018517	25.49%	0	2009
	16.646531	8.780713	-47.25%	0	2008
	15.407749	16.646531	8.04%	0	2007
	15.163424	15.407749	1.61%	0	2006
	14.248614	15.163424	6.42%	0	2005
	12.760922	14.248614	11.66%	0	2004
	9.653687	12.760922	32.19%	0	2003

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	20.672323	25.687156	24.26%	0	2009
	30.949250	20.672323	-33.21%	0	2008
	33.767343	30.949250	-8.35%	0	2007
	29.240705	33.767343	15.48%	0	2006
	28.814275	29.240705	1.48%	0	2005
	24.951544	28.814275	15.48%	0	2004
	16.157486	24.951544	54.43%	0	2003

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	16.705232	22.153496	32.61%	0	2009
	27.452618	16.705232	-39.15%	0	2008
	27.305066	27.452618	0.54%	0	2007
	24.753824	27.305066	10.31%	0	2006
	22.385127	24.753824	10.58%	0	2005
	19.103495	22.385127	17.18%	0	2004
	13.760315	19.103495	38.83%	0	2003

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.443977	10.482532	24.14%	0	2009
	14.675695	8.443977	-42.46%	0	2008
	13.780579	14.675695	6.50%	0	2007
	12.318206	13.780579	11.87%	0	2006
	11.644990	12.318206	5.78%	0	2005
	10.777358	11.644990	8.05%	0	2004
	8.584915	10.777358	25.54%	0	2003

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.587798	7.197397	28.81%	0	2009
	10.000000	5.587798	-44.12%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.840303	10.376547	5.45%	0	2009
	10.000000	9.840303	-1.60%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.924568	29.25%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.899269	28.99%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.103526	10.255537	26.56%	0	2009
	13.063813	8.103526	-37.97%	0	2008
	13.571478	13.063813	-3.74%	0	2007
	11.892899	13.571478	14.11%	0	2006
	11.587479	11.892899	2.64%	0	2005
	10.016970	11.587479	15.68%	0	2004
	7.741201	10.016970	29.40%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.103262	14.374787	42.28%	0	2009
	18.837030	10.103262	-46.36%	0	2008
	16.763314	18.837030	12.37%	0	2007
	15.772843	16.763314	6.28%	0	2006
	15.243243	15.772843	3.47%	0	2005
	14.478903	15.243243	5.28%	0	2004
	11.231257	14.478903	28.92%	0	2003

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.400233	18.429576	37.53%	0	2009
	22.759649	13.400233	-41.12%	0	2008
	21.742014	22.759649	4.68%	0	2007
	18.764224	21.742014	15.87%	0	2006
	16.668829	18.764224	12.57%	0	2005
	14.204530	16.668829	17.35%	0	2004
	10.000000	14.204530	42.05%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.370969	11.518899	37.61%	0	2009
	14.216315	8.370969	-41.12%	0	2008
	13.583024	14.216315	4.66%	0	2007
	11.722343	13.583024	15.87%	0	2006
	10.416023	11.722343	12.54%	0	2005
	8.878533	10.416023	17.32%	0	2004
	6.305481	8.878533	40.81%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.986750	2.479231	24.79%	0	2009
	9.560634	1.986750	-79.22%	0	2008
	10.000000	9.560634	-4.39%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.167769	2.674491	23.38%	0	2009
	10.324542	2.167769	-79.00%	0	2008
	10.498653	10.324542	-1.66%	0	2007
	10.000000	10.498653	4.99%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.277785	11.717558	26.30%	0	2009
	15.316318	9.277785	-39.43%	0	2008
	14.899636	15.316318	2.80%	0	2007
	13.156712	14.899636	13.25%	0	2006
	12.609661	13.156712	4.34%	0	2005
	11.701284	12.609661	7.76%	0	2004
	9.379287	11.701284	24.76%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.946778	8.032226	35.07%	0	2009
	9.716144	5.946778	-38.79%	0	2008
	9.990835	9.716144	-2.75%	0	2007
	10.000000	9.990835	-0.09%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	8.588847	11.212926	30.55%	0	2009
	17.129200	8.588847	-49.86%	0	2008
	16.364120	17.129200	4.68%	0	2007
	16.143935	16.364120	1.36%	0	2006
	14.597814	16.143935	10.59%	0	2005
	12.379330	14.597814	17.92%	0	2004
	10.011907	12.379330	23.65%	0	2003

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.852457	8.52%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.931791	9.32%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.585343	9.192758	39.59%	0	2009
	11.664029	6.585343	-43.54%	0	2008
	10.533157	11.664029	10.74%	0	2007
	10.000000	10.533157	5.33%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.987280	8.615984	23.31%	0	2009
	11.136039	6.987280	-37.26%	0	2008
	10.979668	11.136039	1.42%	0	2007
	10.000000	10.979668	9.80%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.537279	10.295079	7.95%	0	2009
	10.788393	9.537279	-11.60%	0	2008
	10.392434	10.788393	3.81%	0	2007
	10.000000	10.392434	3.92%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	26.752279	34.294273	28.19%	0	2009
	31.960149	26.752279	-16.29%	0	2008
	30.475338	31.960149	4.87%	0	2007
	27.934804	30.475338	9.09%	0	2006
	25.276707	27.934804	10.52%	0	2005
	23.327390	25.276707	8.36%	0	2004
	18.530862	23.327390	25.88%	0	2003

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.558416	22.182334	110.09%	0	2009
	30.426723	10.558416	-65.30%	0	2008
	22.467806	30.426723	35.42%	0	2007
	16.354684	22.467806	37.38%	0	2006
	12.597286	16.354684	29.83%	0	2005
	10.000000	12.597286	25.97%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	20.757117	43.564382	109.88%	0	2009
	59.866379	20.757117	-65.33%	0	2008
	44.191018	59.866379	35.47%	0	2007
	32.177181	44.191018	37.34%	0	2006
	24.759748	32.177181	29.96%	0	2005
	19.977155	24.759748	23.94%	0	2004
	13.159985	19.977155	51.80%	0	2003

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	17.305968	26.854769	55.18%	0	2009
	32.612600	17.305968	-46.93%	0	2008
	22.795807	32.612600	43.06%	0	2007
	18.591770	22.795807	22.61%	0	2006
	12.454684	18.591770	49.28%	0	2005
	10.000000	12.454684	24.55%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	26.437223	41.002242	55.09%	0	2009
	49.845964	26.437223	-46.96%	0	2008
	34.834877	49.845964	43.09%	0	2007
	28.420842	34.834877	22.57%	0	2006
	19.032313	28.420842	49.33%	0	2005
	15.561436	19.032313	22.30%	0	2004
	10.916950	15.561436	42.54%	0	2003

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.064835	30.65%	0	2009*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.983965	14.015000	40.38%	0	2009
	15.791750	9.983965	-36.78%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.083295	12.019984	8.45%	1,339	2009
	11.445340	11.083295	-3.16%	2,731	2008
	10.623823	11.445340	7.73%	357	2007
	10.627401	10.623823	-0.03%	690	2006
	10.633557	10.627401	-0.06%	690	2005
	10.213008	10.633557	4.12%	690	2004
	10.000000	10.213008	2.13%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.706000	11.279060	16.21%	5,981	2009
	15.079630	9.706000	-35.64%	5,981	2008
	15.336528	15.079630	-1.68%	9,571	2007
	13.310693	15.336528	15.22%	9,571	2006
	12.927802	13.310693	2.96%	9,571	2005
	11.627252	12.927802	11.19%	5,981	2004
	9.134791	11.627252	27.29%	5,981	2003
	11.513844	9.134791	-20.66%	5,981	2002
	12.768846	11.513844	-9.83%	5,981	2001

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.895892	10.096145	27.87%	0	2009
	10.607030	7.895892	-25.56%	0	2008
	11.034859	10.607030	-3.88%	0	2007
	10.000000	11.034859	10.35%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.131173	16.667097	17.95%	1,384	2009
	19.612934	14.131173	-27.95%	1,003	2008
	21.013380	19.612934	-6.66%	3,992	2007
	17.996978	21.013380	16.76%	4,247	2006
	17.412261	17.996978	3.36%	4,229	2005
	15.476950	17.412261	12.50%	1,593	2004
	12.196439	15.476950	26.90%	2,044	2003
	14.185172	12.196439	-14.02%	9,613	2002
	12.778642	14.185172	11.01%	403	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.047512	20.48%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.099944	1.00%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.746305	11.990480	23.03%	0	2009
	14.337260	9.746305	-32.02%	0	2008
	14.667756	14.337260	-2.25%	0	2007
	13.028113	14.667756	12.59%	0	2006
	12.346278	13.028113	5.52%	0	2005
	10.294104	12.346278	19.94%	3,997	2004
	7.592743	10.294104	35.58%	0	2003
	10.000000	7.592743	-24.07%	0	2002*

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	7.404379	9.745324	31.62%	0	2009
	11.475348	7.404379	-35.48%	0	2008
	10.820520	11.475348	6.05%	0	2007
	10.069512	10.820520	7.46%	0	2006
	9.875708	10.069512	1.96%	1,188	2005
	9.449413	9.875708	4.51%	0	2004
	7.621164	9.449413	23.99%	1,636	2003
	10.900528	7.621164	-30.08%	1,561	2002
	14.309420	10.900528	-23.82%	1,369	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	8.978954	11.162010	24.31%	3,522	2009
	14.517123	8.978954	-38.15%	3,522	2008
	14.017785	14.517123	3.56%	3,974	2007
	12.333598	14.017785	13.66%	5,788	2006
	11.971890	12.333598	3.02%	7,428	2005
	10.996431	11.971890	8.87%	8,950	2004
	8.705780	10.996431	26.31%	9,576	2003
	11.395964	8.705780	-23.61%	10,362	2002
	13.188992	11.395964	-13.59%	9,904	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.286873	12.405791	20.60%	174	2009
	14.839651	10.286873	-30.68%	174	2008
	14.078129	14.839651	5.41%	705	2007
	12.282546	14.078129	14.62%	705	2006
	11.958170	12.282546	2.71%	705	2005
	11.568814	11.958170	3.37%	705	2004
	9.702740	11.568814	19.23%	705	2003
	11.839596	9.702740	-18.05%	174	2002
	13.268495	11.839596	-10.77%	174	2001

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.309331	14.587620	18.51%	656	2009
	13.492834	12.309331	-8.77%	656	2008
	13.012844	13.492834	3.69%	3,772	2007
	12.696417	13.012844	2.49%	3,772	2006
	12.737045	12.696417	-0.32%	3,771	2005
	12.491949	12.737045	1.96%	1,068	2004
	12.131471	12.491949	2.97%	973	2003
	11.278978	12.131471	7.56%	665	2002
	10.612780	11.278978	6.28%	0	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	8.268135	10.100892	22.17%	0	2009
	11.215025	8.268135	-26.28%	0	2008
	10.491320	11.215025	6.90%	0	2007
	10.000000	10.491320	4.91%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	7.543784	9.559189	26.72%	0	2009
	11.393675	7.543784	-33.79%	0	2008
	10.511263	11.393675	8.39%	0	2007
	10.000000	10.511263	5.11%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	7.021341	9.078750	29.30%	0	2009
	11.523387	7.021341	-39.07%	0	2008
	10.531372	11.523387	9.42%	0	2007
	10.000000	10.531372	5.31%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.015516	17.374968	33.49%	2,259	2009
	23.050179	13.015516	-43.53%	2,872	2008
	19.936457	23.050179	15.62%	3,792	2007
	18.155558	19.936457	9.81%	4,021	2006
	15.789650	18.155558	14.98%	4,346	2005
	13.912260	15.789650	13.49%	5,261	2004
	11.015156	13.912260	26.30%	4,784	2003
	12.359225	11.015156	-10.88%	4,843	2002
	14.332600	12.359225	-13.77%	2,139	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	6.016095	8.736084	45.21%	207	2009
	13.409697	6.016095	-55.14%	207	2008
	9.357772	13.409697	43.30%	207	2007
	10.000000	9.357772	-6.42%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.739694	12.462004	27.95%	8,033	2009
	17.276143	9.739694	-43.62%	9,904	2008
	17.313177	17.276143	-0.21%	10,316	2007
	14.651799	17.313177	18.16%	11,322	2006
	14.078719	14.651799	4.07%	12,808	2005
	12.845461	14.078719	9.60%	17,965	2004
	10.024679	12.845461	28.14%	13,902	2003
	12.274215	10.024679	-18.33%	13,618	2002
	13.143893	12.274215	-6.62%	10,891	2001

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.306677	7.609170	43.39%	0	2009
	12.001064	5.306677	-55.78%	0	2008
	9.913004	12.001064	21.06%	0	2007
	9.566623	9.913004	3.62%	0	2006
	8.930329	9.566623	7.13%	0	2005
	8.477086	8.930329	5.35%	0	2004
	6.644054	8.477086	27.59%	0	2003
	8.647434	6.644054	-23.17%	13,345	2002
	10.272119	8.647434	-15.82%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.967548	10.046888	26.10%	6,075	2009
	15.345904	7.967548	-48.08%	6,108	2008
	12.293412	15.345904	24.83%	10,358	2007
	11.704811	12.293412	5.03%	11,863	2006
	11.256004	11.704811	3.99%	13,876	2005
	11.077503	11.256004	1.61%	28,995	2004
	8.478157	11.077503	30.66%	31,329	2003
	12.344049	8.478157	-31.32%	38,207	2002
	15.249368	12.344049	-19.05%	26,476	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.328857	11.783305	41.48%	0	2009
	11.295399	8.328857	-26.26%	0	2008
	11.182974	11.295399	1.01%	0	2007
	10.221727	11.182974	9.40%	0	2006
	10.131831	10.221727	0.89%	0	2005
	9.406006	10.131831	7.72%	3,315	2004
	7.528392	9.406006	24.94%	3,315	2003
	7.383653	7.528392	1.96%	3,315	2002
	8.517712	7.383653	-13.31%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.219256	10.224645	41.63%	0	2009
	9.779485	7.219256	-26.18%	0	2008
	10.000000	9.779485	-2.21%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.432191	11.874274	13.82%	1,493	2009
	10.968752	10.432191	-4.89%	0	2008
	10.697536	10.968752	2.54%	0	2007
	10.422813	10.697536	2.64%	0	2006
	10.375977	10.422813	0.45%	0	2005
	10.108120	10.375977	2.65%	0	2004
	10.000000	10.108120	1.08%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.652963	9.166128	37.78%	0	2009
	11.177345	6.652963	-40.48%	0	2008
	9.836672	11.177345	13.63%	0	2007
	10.000000	9.836672	-1.63%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.226594	13.967551	24.41%	0	2009
	20.325159	11.226594	-44.77%	0	2008
	17.624769	20.325159	15.32%	0	2007
	15.185240	17.624769	16.07%	0	2006
	12.970635	15.185240	17.07%	0	2005
	11.614887	12.970635	11.67%	0	2004
	8.242406	11.614887	40.92%	0	2003
	10.515875	8.242406	-21.62%	10,423	2002
	13.576001	10.515875	-22.54	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.506140	13.076608	24.47%	0	2009
	19.025215	10.506140	-44.78%	0	2008
	16.494924	19.025215	15.34%	0	2007
	14.211442	16.494924	16.07%	0	2006
	12.143653	14.211442	17.03%	0	2005
	10.873513	12.143653	11.68%	0	2004
	7.713742	10.873513	40.96%	0	2003
	10.000000	7.713742	-22.86%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.451953	11.541464	54.88%	0	2009
	15.511651	7.451953	-51.96%	0	2008
	14.929260	15.511651	3.90%	4,759	2007
	13.056524	14.929260	14.34%	5,239	2006
	12.937705	13.056524	0.92%	5,239	2005
	11.534626	12.937705	12.16%	1,412	2004
	7.428775	11.534626	55.27%	1,412	2003
	10.000000	7.428775	-25.71%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.841436	10.462580	33.43%	0	2009
	11.328748	7.841436	-30.78%	0	2008
	11.097057	11.328748	2.09%	0	2007
	10.000000	11.097057	10.97%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.417120	8.155480	27.09%	811	2009
	9.736270	6.417120	-34.09%	0	2008
	10.136721	9.736270	-3.95%	0	2007
	10.000000	10.136721	1.37%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.584786	8.439583	28.17%	0	2009
	10.000000	6.584786	-34.15%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.279233	10.666723	69.87%	0	2009
	13.483652	6.279233	-53.43%	0	2008
	10.648257	13.483652	26.63%	0	2007
	10.000000	10.648257	6.48%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.219258	9.746172	35.00%	1,356	2009
	12.308557	7.219258	-41.35%	0	2008
	10.836015	12.308557	13.59%	0	2007
	10.000000	10.836015	8.36%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.906623	13.905472	16.79%	0	2009
	11.393085	11.906623	4.51%	0	2008
	10.428766	11.393085	9.25%	0	2007
	10.000000	10.428766	4.29%	0	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.293671	8.663914	18.79%	0	2009
	12.919640	7.293671	-43.55%	0	2008
	11.752005	12.919640	9.94%	0	2007
	11.260416	11.752005	4.37%	0	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.677053	10.726251	39.72%	0	2009
	14.756829	7.677053	-47.98%	0	2008
	13.567015	14.756829	8.77%	0	2007
	11.859145	13.567015	14.40%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.104303	21.046219	23.05%	0	2009*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.212331	8.925862	43.68%	240	2009
	11.336953	6.212331	-45.20%	5,962	2008
	8.432856	11.336953	34.44%	5,962	2007
	7.853644	8.432856	7.38%	7,402	2006
	7.090622	7.853644	10.76%	7,402	2005
	6.108331	7.090622	16.08%	10,087	2004
	5.162942	6.108331	18.31%	11,318	2003
	6.241085	5.162942	-17.27%	11,318	2002
	8.114733	6.241085	-23.09%	9,406	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.825124	12.096185	54.58%	0	2009
	14.174782	7.825124	-44.80%	0	2008
	11.832408	14.174782	19.80%	0	2007
	11.139790	11.832408	6.22%	0	2006
	10.168590	11.139790	9.55%	0	2005
	10.248317	10.168590	-0.78%	0	2004
	7.078454	10.248317	44.78%	0	2003
	10.000000	7.078454	-29.22%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.549249	3.935705	54.39%	0	2009
	4.624093	2.549249	-44.87%	0	2008
	3.861747	4.624093	19.74%	0	2007
	3.639474	3.861747	6.11%	0	2006
	3.315514	3.639474	9.77%	0	2005
	3.350462	3.315514	-1.04%	0	2004
	2.324540	3.350462	44.13%	0	2003
	3.999498	2.324540	-41.88%	0	2002
	6.485104	3.999498	-38.33%	0	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.275516	23.392553	76.21%	384	2009
	28.231761	13.275516	-52.98%	94	2008
	22.403696	28.231761	26.01%	94	2007
	15.519699	22.403696	44.36%	0	2006
	11.946276	15.519699	29.91%	0	2005
	10.226942	11.946276	16.81%	0	2004
	7.724506	10.226942	32.40%	0	2003
	10.000000	7.724506	-22.75%	3,029	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.693219	13.556034	76.21%	0	2009
	16.366939	7.693219	-53.00%	0	2008
	12.993737	16.366939	25.96%	0	2007
	9.005239	12.993737	44.29%	0	2006
	6.935852	9.005239	29.84%	0	2005
	5.938819	6.935852	16.79%	0	2004
	4.486092	5.938819	32.38%	0	2003
	6.140922	4.486092	-26.95%	0	2002
	8.151333	6.140922	-24.66%	4,977	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.301704	11.596447	24.67%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.030303	12.085718	20.49%	0	2009
	15.156167	10.030303	-33.82%	0	2008
	14.316771	15.156167	5.86%	0	2007
	12.073182	14.316771	18.58%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.906607	9.932110	11.51%	0	2009
	10.455501	8.906607	-14.81%	0	2008
	10.142483	10.455501	3.09%	0	2007
	9.891322	10.142483	2.54%	0	2006
	9.908686	9.891322	-0.18%	0	2005
	9.991948	9.908686	-0.83%	0	2004
	10.000000	9.991948	-0.08%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.212423	9.919776	20.79%	0	2009
	13.789344	8.212423	-40.44%	0	2008
	13.943023	13.789344	-1.10%	0	2007
	13.462114	13.943023	3.57%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.360084	10.811558	29.32%	0	2009
	14.030202	8.360084	-40.41%	0	2008
	13.250742	14.030202	5.88%	0	2007
	11.842802	13.250742	11.89%	0	2006
	11.262512	11.842802	5.15%	0	2005
	10.000000	11.262512	12.63%	0	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.296710	12.97%	0	2009*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.430016	24.30%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.537242	9.153218	21.44%	0	2009

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.369657	10.339936	10.36%	0	2009

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.288016	10.154988	39.34%	0	2009

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.197142	8.462921	36.56%	0	2009

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.964017	7.669690	28.60%	0	2009
	9.786217	5.964017	-39.06%	0	2008
	10.000000	9.786217	-2.14%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.130773	14.554292	43.66%	0	2009
	14.297368	10.130773	-29.14%	0	2008
	14.089452	14.297368	1.48%	0	2007
	12.945246	14.089452	8.84%	0	2006

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.151351	11.717100	43.74%	0	2009
	11.521221	8.151351	-29.25%	0	2008
	11.349994	11.521221	1.51%	0	2007
	10.428702	11.349994	8.83%	0	2006

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.064028	10.293468	27.65%	0	2009

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	12.930219	16.498556	27.60%	403	2009
	24.352789	12.930219	-46.90%	0	2008
	19.466014	24.352789	25.10%	2,997	2007
	14.878826	19.466014	30.83%	2,997	2006

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.691433	13.150891	23.00%	0	2009
	19.522028	10.691433	-45.23%	0	2008
	16.548136	19.522028	17.97%	0	2007
	13.358929	16.548136	23.87%	0	2006
	11.375654	13.358929	17.43%	0	2005
	9.994811	11.375654	13.82%	0	2004
	7.465251	9.994811	33.88%	0	2003
	10.168561	7.465251	-26.58%	0	2002
	12.729459	10.168561	-20.12%	0	2001

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.483883	17.814941	23.00%	0	2009
	26.439851	14.483883	-45.22%	0	2008
	22.404260	26.439851	18.01%	0	2007
	18.096480	22.404260	23.80%	0	2006
	15.409825	18.096480	17.43%	0	2005
	13.539299	15.409825	13.82%	0	2004
	10.000000	13.539299	35.39%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.126680	7.716333	50.51%	1,701	2009
	10.000000	5.126680	-48.73%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.112083	7.910873	29.43%	0	2009
	10.000000	6.112083	-38.88%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	6.344226	8.065347	27.13%	0	2009
	10.000000	6.344226	-36.56%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	7.903416	9.318454	17.90%	0	2009
	10.000000	7.903416	-20.97%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	7.182694	8.775630	22.18%	0	2009
	10.000000	7.182694	-28.17%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.051407	10.066259	11.21%	0	2009
	10.000000	9.051407	-9.49%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	7.539794	9.047478	20.00%	0	2009
	10.000000	7.539794	-24.60%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	6.820361	8.494974	24.55%	0	2009
	10.000000	6.820361	-31.80%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	8.282650	9.591116	15.80%	0	2009
	10.000000	8.282650	-17.17%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.838832	10.531878	7.04%	0	2009
	10.000000	9.838832	-1.61%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.822838	11.254404	14.57%	0	2009
	10.000000	9.822838	-1.77%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.640295	21.920197	60.70%	0	2009
	32.820669	13.640295	-58.44%	0	2008
	22.913162	32.820669	43.24%	0	2007
	17.031036	22.913162	34.54%	0	2006

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	15.093873	24.281440	60.87%	73	2009
	36.376576	15.093873	-58.51%	73	2008
	25.401015	36.376576	43.21%	73	2007
	18.890385	25.401015	34.47%	0	2006

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.214306	14.362921	1.05%	11,259	2009
	13.410189	14.214306	6.00%	10,875	2008
	12.718919	13.410189	5.43%	11,486	2007
	12.507261	12.718919	1.69%	10,610	2006

NVIT NVIT Growth Fund: Class I - Q/NQ	4.934864	6.481277	31.34%	0	2009
	8.182358	4.934864	-39.69%	0	2008
	6.956499	8.182358	17.62%	550	2007
	6.658614	6.956499	4.47%	550	2006

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.536956	8.272622	26.55%	0	2009
	11.673690	6.536956	-44.00%	0	2008
	10.846210	11.673690	7.63%	0	2007
	10.000000	10.846210	8.46%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.456041	11.836163	25.17%	868	2009
	15.216240	9.456041	-37.86%	868	2008
	14.595369	15.216240	4.25%	868	2007
	12.691229	14.595369	15.00%	1,736	2006
	11.949230	12.691229	6.21%	0	2005
	10.649717	11.949230	12.20%	0	2004
	8.207270	10.649717	29.76%	0	2003
	10.000000	8.207270	-17.93%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.515622	15.16%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.073858	20.74%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.023466	11.832509	7.34%	2,778	2009
	11.920695	11.023466	-7.53%	2,778	2008
	11.496915	11.920695	3.69%	2,778	2007
	11.004985	11.496915	4.47%	2,778	2006
	10.825457	11.004985	1.66%	2,778	2005
	10.512395	10.825457	2.98%	2,778	2004
	9.900522	10.512395	6.18%	2,778	2003

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.231255	11.994031	17.23%	0	2009
	13.538003	10.231255	-24.43%	0	2008
	13.022333	13.538003	3.96%	0	2007
	11.884255	13.022333	9.58%	0	2006
	11.464275	11.884255	3.66%	0	2005
	10.636383	11.464275	7.78%	0	2004
	9.003831	10.636383	18.13%	0	2003
	10.000000	9.003831	-9.96%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.850101	12.056739	22.40%	0	2009
	14.590644	9.850101	-32.49%	0	2008
	13.969982	14.590644	4.44%	0	2007
	12.394286	13.969982	12.71%	0	2006
	11.763314	12.394286	5.36%	0	2005
	10.664866	11.763314	10.30%	0	2004
	8.557964	10.664866	24.62%	0	2003
	10.000000	8.557964	-14.42%	0	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.703273	12.065634	12.73%	6,397	2009
	12.803569	10.703273	-16.40%	7,074	2008
	12.292621	12.803569	4.16%	8,226	2007
	11.521507	12.292621	6.69%	9,414	2006
	11.205635	11.521507	2.82%	10,621	2005
	10.627027	11.205635	5.44%	12,039	2004
	9.498578	10.627027	11.88%	13,339	2003
	10.000000	9.498578	-5.01%	13,339	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.911129	21.411209	34.57%	137	2009
	25.450372	15.911129	-37.48%	137	2008
	24.048495	25.450372	5.83%	137	2007
	22.239162	24.048495	8.14%	137	2006
	20.160466	22.239162	10.31%	692	2005
	17.703153	20.160466	13.88%	1,060	2004
	13.360934	17.703153	32.50%	1,055	2003
	16.031888	13.360934	-16.66%	9,412	2002
	16.509731	16.031888	-2.89%	3,152	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.645810	11.464287	-1.56%	59	2009
	11.597006	11.645810	0.42%	71	2008
	11.247554	11.597006	3.11%	13,621	2007
	10.934570	11.247554	2.86%	136	2006
	10.823110	10.934570	1.03%	136	2005
	10.910569	10.823110	-0.80%	20,249	2004
	11.019038	10.910569	-0.98%	20,497	2003
	11.064171	11.019038	-0.41%	20,393	2002
	10.853962	11.064171	1.94%	0	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.556220	14.143714	22.39%	0	2009
	14.199439	11.556220	-18.61%	0	2008
	13.793632	14.199439	2.94%	0	2007
	13.370415	13.793632	3.17%	0	2006
	13.297326	13.370415	0.55%	0	2005
	12.684724	13.297326	4.83%	0	2004
	11.497820	12.684724	10.32%	1,249	2003
	10.899202	11.497820	5.49%	2,035	2002
	10.632058	10.899202	2.51%	1,670	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.074489	8.156600	34.28%	322	2009
	10.000000	6.074489	-39.26%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.600705	14.821136	27.76%	0	2009
	21.968445	11.600705	-47.19%	0	2008
	21.691770	21.968445	1.28%	0	2007
	17.958520	21.691770	20.79%	0	2006
	16.286544	17.958520	10.27%	0	2005
	13.762779	16.286544	18.34%	0	2004
	10.000000	13.762779	37.63%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.296237	8.040348	27.70%	2,879	2009
	10.000000	6.296237	-37.04%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.280491	7.874053	25.37%	0	2009
	10.000000	6.280491	-37.20%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.212287	7.770807	25.09%	0	2009

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.202867	7.733736	24.68%	216	2009
	10.000000	6.202867	-37.97%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.685366	8.582814	28.38%	302	2009
	10.000000	6.685366	-33.15%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.737691	10.958964	25.42%	153	2009
	16.573416	8.737691	-47.28%	153	2008
	15.347910	16.573416	7.98%	416	2007
	15.112192	15.347910	1.56%	416	2006
	14.207650	15.112192	6.37%	416	2005
	12.730702	14.207650	11.60%	416	2004
	9.635711	12.730702	32.12%	623	2003
	14.679081	9.635711	-34.36%	8,467	2002
	16.733188	14.679081	-12.28%	416	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	20.564933	25.540730	24.20%	382	2009
	30.804160	20.564933	-33.24%	382	2008
	33.626225	30.804160	-8.39%	883	2007
	29.133262	33.626225	15.42%	976	2006
	28.722942	29.133262	1.43%	1,381	2005
	24.885091	28.722942	15.42%	1,633	2004
	16.122626	24.885091	54.35%	3,082	2003
	22.495777	16.122626	-28.33%	6,326	2002
	17.823704	22.495777	26.21%	846	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	16.618484	22.027260	32.55%	333	2009
	27.323988	16.618484	-39.18%	333	2008
	27.191015	27.323988	0.49%	333	2007
	24.662918	27.191015	10.25%	894	2006
	22.314210	24.662918	10.53%	894	2005
	19.052645	22.314210	17.12%	1,420	2004
	13.730651	19.052645	38.76%	2,978	2003
	16.879142	13.730651	-18.65%	1,211	2002
	18.388267	16.879142	-8.21%	1,211	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.400103	10.422768	24.08%	1,442	2009
	14.606893	8.400103	-42.49%	1,442	2008
	13.722966	14.606893	6.44%	1,442	2007
	12.272927	13.722966	11.81%	1,442	2006
	11.608061	12.272927	5.73%	1,442	2005
	10.748649	11.608061	8.00%	1,442	2004
	8.566400	10.748649	25.47%	1,255	2003
	10.533860	8.566400	-18.68%	1,451	2002
	12.141316	10.533860	-13.24%	922	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.585887	7.191287	28.74%	0	2009
	10.000000	5.585887	-44.14%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.836967	10.367761	5.40%	0	2009
	10.000000	9.836967	-1.63%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.920205	29.20%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.894893	28.95%	0	2009*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.061443	10.197096	26.49%	0	2009
	13.002593	8.061443	-38.00%	0	2008
	13.514788	13.002593	-3.79%	0	2007
	11.849219	13.514788	14.06%	0	2006
	11.550766	11.849219	2.58%	0	2005
	9.990303	11.550766	15.62%	0	2004
	7.724509	9.990303	29.33%	0	2003
	10.487119	7.724509	-26.34%	0	2002
	12.133258	10.487119	-13.57%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.050760	14.292826	42.21%	0	2009
	18.748697	10.050760	-46.39%	0	2008
	16.693231	18.748697	12.31%	0	2007
	15.714870	16.693231	6.23%	1,182	2006
	15.194913	15.714870	3.42%	1,708	2005
	14.440322	15.194913	5.23%	1,708	2004
	11.207016	14.440322	28.85%	1,708	2003
	15.572047	11.207016	-28.03%	1,708	2002
	18.103937	15.572047	-13.99%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.361713	18.367259	37.46%	724	2009
	22.705776	13.361713	-41.15%	749	2008
	21.701631	22.705776	4.63%	866	2007
	18.738865	21.701631	15.81%	625	2006
	16.654730	18.738865	12.51%	1,331	2005
	14.199720	16.654730	17.29%	1,879	2004
	10.000000	14.199720	42.00%	1,467	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.334165	11.462435	37.54%	6,096	2009
	14.161034	8.334165	-41.15%	6,096	2008
	13.537128	14.161034	4.61%	6,096	2007
	11.688662	13.537128	15.81%	6,678	2006
	10.391353	11.688662	12.48%	6,679	2005
	8.862004	10.391353	17.26%	11,745	2004
	6.296936	8.862004	40.74%	12,158	2003
	8.218658	6.296936	-23.38%	17,080	2002
	9.496340	8.218658	-13.45%	15,371	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.985066	2.475866	24.72%	0	2009
	9.557390	1.985066	-79.23%	0	2008
	10.000000	9.557390	-4.43%	0	2007*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.164825	2.669500	23.31%	0	2009
	10.315805	2.164825	-79.01%	0	2008
	10.495128	10.315805	-1.71%	0	2007
	10.000000	10.495128	4.95%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.229598	11.650774	26.23%	2,877	2009
	15.244535	9.229598	-39.46%	2,877	2008
	14.837386	15.244535	2.74%	3,163	2007
	13.108388	14.837386	13.19%	4,022	2006
	12.569703	13.108388	4.29%	4,022	2005
	11.670124	12.569703	7.71%	4,743	2004
	9.359056	11.670124	24.69%	4,822	2003
	11.713202	9.359056	-20.10%	4,822	2002
	13.251196	11.713202	-11.61%	4,822	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.938698	8.017245	35.00%	811	2009
	9.707899	5.938698	-38.83%	0	2008
	9.987465	9.707899	-2.80%	0	2007
	10.000000	9.987465	-0.13%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	8.544230	11.149007	30.49%	0	2009
	17.048909	8.544230	-49.88%	0	2008
	16.295740	17.048909	4.62%	0	2007
	16.084619	16.295740	1.31%	0	2006
	14.551544	16.084619	10.54%	0	2005
	12.346352	14.551544	17.86%	0	2004
	9.990303	12.346352	23.58%	0	2003
	14.060573	9.990303	-28.95%	8,398	2002
	20.792245	14.060573	-32.38%	0	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.848770	8.49%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.928078	9.28%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.576417	9.175647	39.52%	0	2009
	11.654156	6.576417	-43.57%	0	2008
	10.529615	11.654156	10.68%	0	2007
	10.000000	10.529615	5.30%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.977814	8.599948	23.25%	0	2009
	11.126616	6.977814	-37.29%	0	2008
	10.975973	11.126616	1.37%	0	2007
	10.000000	10.975973	9.76%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.524373	10.275922	7.89%	0	2009
	10.779264	9.524373	-11.64%	0	2008
	10.388939	10.779264	3.76%	0	2007
	10.000000	10.388939	3.89%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	26.613380	34.098904	28.13%	0	2009
	31.810375	26.613380	-16.34%	0	2008
	30.348016	31.810375	4.82%	0	2007
	27.832187	30.348016	9.04%	0	2006
	25.196617	27.832187	10.46%	0	2005
	23.265299	25.196617	8.30%	0	2004
	18.490922	23.265299	25.82%	0	2003
	17.204918	18.490922	7.47%	0	2002
	15.882098	17.204918	8.33%	0	2001

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.533425	22.118613	109.99%	0	2009
	30.370223	10.533425	-65.32%	0	2008
	22.437530	30.370223	35.35%	0	2007
	16.340913	22.437530	37.31%	0	2006
	12.593052	16.340913	29.76%	0	2005
	10.000000	12.593052	25.93%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	20.649302	43.316130	109.77%	0	2009
	59.585849	20.649302	-65.35%	0	2008
	44.006397	59.585849	35.40%	0	2007
	32.058974	44.006397	37.27%	0	2006
	24.681277	32.058974	29.89%	0	2005
	19.923949	24.681277	23.88%	0	2004
	13.131584	19.923949	51.73%	0	2003
	13.744142	13.131584	-4.46%	0	2002
	14.226803	13.744142	-3.39%	0	2001

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	17.265023	26.777630	55.10%	251	2009
	32.552027	17.265023	-46.96%	0	2008
	22.765085	32.552027	42.99%	0	2007
	18.576124	22.765085	22.55%	0	2006
	12.450500	18.576124	49.20%	0	2005
	10.000000	12.450500	24.51%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	26.299894	40.768529	55.01%	0	2009
	49.612322	26.299894	-46.99%	0	2008
	34.689305	49.612322	43.02%	0	2007
	28.316407	34.689305	22.51%	0	2006
	18.971961	28.316407	49.25%	0	2005
	15.519976	18.971961	22.24%	0	2004
	10.893391	15.519976	42.47%	0	2003
	11.393485	10.893391	-4.39%	0	2002
	12.930490	11.393485	-11.89%	0	2001

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.060414	30.60%	0	2009*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.950179	13.960490	40.30%	0	2009
	15.746345	9.950179	-36.81%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.051399	11.979304	8.40%	24,477	2009
	11.418201	11.051399	-3.21%	15,767	2008
	10.604050	11.418201	7.68%	12,064	2007
	10.612998	10.604050	-0.08%	15,089	2006
	10.624530	10.612998	-0.11%	25,969	2005
	10.209525	10.624530	4.06%	48,473	2004
	10.000000	10.209525	2.10%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.655567	11.214752	16.15%	18,051	2009
	15.008913	9.655567	-35.67%	28,401	2008
	15.272407	15.008913	-1.73%	24,482	2007
	13.261766	15.272407	15.16%	28,033	2006
	12.886814	13.261766	2.91%	30,862	2005
	11.596281	12.886814	11.13%	28,632	2004
	9.115086	11.596281	27.22%	36,506	2003
	11.494846	9.115086	-20.70%	36,840	2002
	12.754306	11.494846	-9.87%	23,607	2001
	14.507084	12.754306	-12.08%	7,967	2000

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.885187	10.077340	27.80%	1,163	2009
	10.598040	7.885187	-25.60%	4,221	2008
	11.031146	10.598040	-3.93%	5,152	2007
	10.000000	11.031146	10.31%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.057757	16.572080	17.89%	8,835	2009
	19.520974	14.057757	-27.99%	28,854	2008
	20.925531	19.520974	-6.71%	43,547	2007
	17.930824	20.925531	16.70%	55,731	2006
	17.357040	17.930824	3.31%	63,437	2005
	15.435721	17.357040	12.45%	76,306	2004
	12.170125	15.435721	26.83%	74,089	2003
	14.161782	12.170125	-14.06%	56,765	2002
	12.764086	14.161782	10.95%	26.289	2001
	10.984159	12.764086	16.20%	12,510	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.043434	20.43%	12,438	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.099666	1.00%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.713315	11.943809	22.96%	1,206	2009
	14.296006	9.713315	-32.06%	971	2008
	14.633033	14.296006	-2.30%	936	2007
	13.003864	14.633033	12.53%	2,178	2006
	12.329540	13.003864	5.47%	2,603	2005
	10.285373	12.329540	19.87%	5,001	2004
	7.590152	10.285373	35.51%	4,419	2003
	10.000000	7.590152	-24.10%	5,322	2002*

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	7.365892	9.689745	31.55%	4,345	2009
	11.421512	7.365892	-35.51%	4,639	2008
	10.775260	11.421512	6.00%	7,848	2007
	10.032485	10.775260	7.40%	9,895	2006
	9.844387	10.032485	1.91%	11,313	2005
	9.424231	9.844387	4.46%	12,427	2004
	7.604702	9.424231	23.93%	11,960	2003
	10.882532	7.604702	-30.12%	11,162	2002
	14.293123	10.882532	-23.86%	11,400	2001
	16.333747	14.293123	-12.49%	8,129	2000

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	8.932279	11.098333	24.25%	27,730	2009
	14.449022	8.932279	-38.18%	37,045	2008
	13.959170	14.449022	3.51%	39,348	2007
	12.288247	13.959170	13.60%	45,232	2006
	11.933915	12.288247	2.97%	51,147	2005
	10.967119	11.933915	8.82%	57,200	2004
	8.686976	10.967119	26.25%	62,682	2003
	11.377149	8.686976	-23.65%	70,568	2002
	13.173971	11.377149	-13.64%	29,309	2001
	14.764046	13.173971	-10.77%	32,228	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.233414	12.335042	20.54%	2,593	2009
	14.770045	10.233414	-30.72%	17,475	2008
	14.019259	14.770045	5.36%	24,493	2007
	12.237382	14.019259	14.56%	28,697	2006
	11.920233	12.237382	2.66%	29,584	2005
	11.537984	11.920233	3.31%	31,844	2004
	9.681804	11.537984	19.17%	34,717	2003
	11.820057	9.681804	-18.09%	45,151	2002
	13.253384	11.820057	-10.81%	13,450	2001
	13.562791	13.253384	-2.28%	0	2000

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.249031	14.508802	18.45%	42,118	2009
	13.433556	12.249031	-8.82%	8,933	2008
	12.962295	13.433556	3.64%	5,080	2007
	12.653506	12.962295	2.44%	7,046	2006
	12.700428	12.653506	-0.37%	16,439	2005
	12.462369	12.700428	1.91%	30,171	2004
	12.108907	12.462369	2.92%	40,089	2003
	11.263725	12.108907	7.50%	26,366	2002
	10.603847	11.263725	6.22%	13,840	2001
	9.760781	10.603847	8.64%	0	2000

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	8.256936	10.082086	22.10%	39,972	2009
	11.205533	8.256936	-26.31%	42,264	2008
	10.487792	11.205533	6.84%	0	2007
	10.000000	10.487792	4.88%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	7.533560	9.541377	26.65%	0	2009
	11.384028	7.533560	-33.82%	0	2008
	10.507729	11.384028	8.34%	0	2007
	10.000000	10.507729	5.08%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	7.011827	9.061840	29.24%	0	2009
	11.513627	7.011827	-39.10%	0	2008
	10.527827	11.513627	9.36%	0	2007
	10.000000	10.527827	5.28%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	12.947874	17.275891	33.43%	48,331	2009
	22.942085	12.947874	-43.56%	54,942	2008
	19.853098	22.942085	15.56%	60,059	2007
	18.088817	19.853098	9.75%	52,332	2006
	15.739580	18.088817	14.93%	53,661	2005
	13.875191	15.739580	13.44%	50,665	2004
	10.991394	13.875191	26.24%	52,007	2003
	12.338834	10.991394	-10.92%	46,991	2002
	14.316943	12.338834	-13.82%	22,553	2001
	15.603664	14.316943	-8.25%	12,158	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	6.007924	8.719783	45.14%	2,575	2009
	13.398310	6.007924	-55.16%	964	2008
	9.354605	13.398310	43.23%	2,300	2007
	10.000000	9.354605	-6.45%	964	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.689103	12.390959	27.89%	29,224	2009
	17.195174	9.689103	-43.65%	39,312	2008
	17.240844	17.195174	-0.26%	77,618	2007
	14.597980	17.240844	18.10%	73,262	2006
	14.034109	14.597980	4.02%	78,269	2005
	12.811259	14.034109	9.55%	91,914	2004
	10.003066	12.811259	28.07%	74,870	2003
	12.253980	10.003066	-18.37%	60,715	2002
	13.128922	12.253980	-6.66%	31,988	2001
	12.324339	13.128922	6.53%	17,797	2000

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.279096	7.565769	43.32%	2,088	2009
	11.944770	5.279096	-55.80%	2,085	2008
	9.871549	11.944770	21.00%	1,872	2007
	9.531444	9.871549	3.57%	4,290	2006
	8.901990	9.531444	7.07%	4,161	2005
	8.454474	8.901990	5.29%	6,847	2004
	6.629704	8.454474	27.52%	6,540	2003
	8.633163	6.629704	-23.21%	6,535	2002
	10.260418	8.633163	-15.86%	10,258	2001
	12.595275	10.260418	-18.54%	8,621	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.926138	9.989586	26.03%	29,366	2009
	15.273930	7.926138	-48.11%	45,614	2008
	12.242015	15.273930	24.77%	74,763	2007
	11.661788	12.242015	4.98%	109,332	2006
	11.220319	11.661788	3.93%	123,481	2005
	11.047999	11.220319	1.56%	136,627	2004
	8.459859	11.047999	30.59%	144,000	2003
	12.323670	8.459859	-31.35%	118,821	2002
	15.232000	12.323670	-19.09%	60,024	2001
	17.413426	15.232000	-12.53%	27,967	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.285591	11.716151	41.40%	8,609	2009
	11.242436	8.285591	-26.30%	9,794	2008
	11.136228	11.242436	0.95%	15,942	2007
	10.184145	11.136228	9.35%	26,209	2006
	10.099701	10.184145	0.84%	32,116	2005
	9.380947	10.099701	7.66%	30,041	2004
	7.512154	9.380947	24.88%	43,052	2003
	7.371466	7.512154	1.91%	19,414	2002
	8.508002	7.371466	-13.36%	7,111	2001
	11.177582	8.508002	-23.88%	10,961	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.213130	10.210790	41.56%	2,444	2009
	9.776164	7.213130	-26.22%	4,102	2008
	10.000000	9.776164	-2.24%	4,875	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.402160	11.834084	13.77%	7,493	2009
	10.942735	10.402160	-4.94%	7,740	2008
	10.677621	10.942735	2.48%	4,386	2007
	10.408697	10.677621	2.58%	2,559	2006
	10.367180	10.408697	0.40%	2,480	2005
	10.104687	10.367180	2.60%	166	2004
	10.000000	10.104687	1.05%	607	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.643934	9.149056	37.71%	67,508	2009
	11.167854	6.643934	-40.51%	49,633	2008
	9.833348	11.167854	13.57%	37,571	2007
	10.000000	9.833348	-1.67%	12,651	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.168216	13.887863	24.35%	0	2009
	20.229789	11.168216	-44.79%	0	2008
	17.551030	20.229789	15.26%	0	2007
	15.129373	17.551030	16.01%	0	2006
	12.929468	15.129373	17.01%	0	2005
	11.583907	12.929468	11.62%	0	2004
	8.224601	11.583907	40.84%	29	2003
	10.498504	8.224601	-21.66%	1,356	2002
	13.560524	10.498504	-22.58%	1,356	2001
	17.052691	13.560524	-20.48%	6,347	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.470591	13.025736	24.40%	6,947	2009
	18.970515	10.470591	-44.81%	10,041	2008
	16.455903	18.970515	15.28%	14,186	2007
	14.185006	16.455903	16.01%	18,638	2006
	12.127206	14.185006	16.97%	18,702	2005
	10.864300	12.127206	11.62%	19,122	2004
	7.711109	10.864300	40.89%	13,924	2003
	10.000000	7.711109	-22.89%	3,442	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.426726	11.496555	54.80%	95	2009
	15.467034	7.426726	-51.98%	100	2008
	14.893926	15.467034	3.85%	1,176	2007
	13.032217	14.893926	14.29%	2,386	2006
	12.920158	13.032217	0.87%	3,113	2005
	11.524844	12.920158	12.11%	3,269	2004
	7.426249	11.524844	55.19%	6,409	2003
	10.000000	7.426249	-25.74%	919	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.830809	10.443102	33.36%	121,020	2009
	11.319149	7.830809	-30.82%	30,243	2008
	11.093323	11.319149	2.04%	16,550	2007
	10.000000	11.093323	10.93%	2,894	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.408405	8.140276	27.02%	204	2009
	9.728001	6.408405	-34.12%	3,896	2008
	10.133296	9.728001	-4.00%	4,598	2007
	10.000000	10.133296	1.33%	1,697	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.582545	8.432430	28.10%	0	2009
	10.000000	6.582545	-34.17%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.270718	10.646862	69.79%	0	2009
	13.472245	6.270718	-53.45%	0	2008
	10.644685	13.472245	26.56%	0	2007
	10.000000	10.644685	6.45%	184	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.209489	9.728036	34.93%	4,468	2009
	12.298138	7.209489	-41.38%	1,273	2008
	10.832375	12.298138	13.53%	466	2007
	10.000000	10.832375	8.32%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.890503	13.879587	16.73%	23,192	2009
	11.383455	11.890503	4.45%	5,014	2008
	10.425263	11.383455	9.19%	4,230	2007
	10.000000	10.425263	4.25%	1,150	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.268985	8.630216	18.73%	0	2009
	12.882480	7.268985	-43.57%	0	2008
	11.724195	12.882480	9.88%	0	2007
	11.239473	11.724195	4.31%	0	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.658878	10.695424	39.65%	0	2009
	14.729381	7.658878	-48.00%	0	2008
	13.548699	14.729381	8.71%	0	2007
	11.849141	13.548699	14.34%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.034183	20.949286	22.98%	0	2009

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.184179	8.880893	43.61%	112,232	2009
	11.291345	6.184179	-45.23%	62,156	2008
	8.403216	11.291345	34.37%	84,294	2007
	7.830007	8.403216	7.32%	111,842	2006
	7.072868	7.830007	10.70%	124,431	2005
	6.096134	7.072868	16.02%	118,441	2004
	5.155250	6.096134	18.25%	158,179	2003
	6.234962	5.155250	-17.32%	148,044	2002
	8.110923	6.234962	-23.13%	68,241	2001
	10.000000	8.110923	-18.89%	29,603	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.798632	12.049103	54.50%	6,280	2009
	14.134007	7.798632	-44.82%	7,038	2008
	11.804416	14.134007	19.73%	9,124	2007
	11.119075	11.804416	6.16%	8,540	2006
	10.154813	11.119075	9.50%	8,524	2005
	10.239640	10.154813	-0.83%	9,483	2004
	7.076041	10.239640	44.71%	8,542	2003
	10.000000	7.076041	-29.24%	16,099	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.537698	3.915887	54.31%	555	2009
	4.605487	2.537698	-44.90%	555	2008
	3.848176	4.605487	19.68%	555	2007
	3.628519	3.848176	6.05%	1,700	2006
	3.307220	3.628519	9.72%	1,700	2005
	3.343773	3.307220	-1.09%	2,901	2004
	2.321074	3.343773	44.06%	3,195	2003
	3.995569	2.321074	-41.91%	6,162	2002
	6.482069	3.995569	-38.36%	30,540	2001
	10.000000	6.482069	-35.18%	16,601	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.230570	23.301506	76.12%	35,139	2009
	28.150556	13.230570	-53.00%	10,613	2008
	22.350667	28.150556	25.95%	26,781	2007
	15.490810	22.350667	44.28%	20,347	2006
	11.930086	15.490810	29.85%	17,352	2005
	10.218272	11.930086	16.75%	17,130	2004
	7.721869	10.218272	32.33%	18,646	2003
	10.000000	7.721869	-22.78%	14,039	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.658356	13.487751	76.12%	0	2009
	16.301067	7.658356	-53.02%	4,159	2008
	12.948047	16.301067	25.90%	4,159	2007
	8.978130	12.948047	44.22%	7,876	2006
	6.918472	8.978130	29.77%	10,920	2005
	5.926958	6.918472	16.73%	11,079	2004
	4.479412	5.926958	32.32%	11,901	2003
	6.134915	4.479412	-26.98%	20,975	2002
	8.147522	6.134915	-24.70%	37,089	2001
	10.000000	8.147522	-18.52%	26,773	2000*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.279686	11.563093	24.61%	151	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.996365	12.038713	20.43%	1,502	2009
	15.112583	9.996365	-33.85%	5,091	2008
	14.282895	15.112583	5.81%	1,908	2007
	12.050714	14.282895	18.52%	618	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.880976	9.898494	11.46%	354	2009
	10.430732	8.880976	-14.86%	0	2008
	10.123616	10.430732	3.03%	1,748	2007
	9.877916	10.123616	2.49%	2,655	2006
	9.900293	9.877916	-0.23%	2,534	2005
	9.988556	9.900293	-0.88%	847	2004
	10.000000	9.988556	-0.11%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.184625	9.881167	20.73%	0	2009
	13.749672	8.184625	-40.47%	0	2008
	13.910027	13.749672	-1.15%	850	2007
	13.437060	13.910027	3.52%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.340289	10.780466	29.26%	0	2009
	14.004101	8.340289	-40.44%	0	2008
	13.232854	14.004101	5.83%	0	2007
	11.832816	13.232854	11.83%	0	2006
	11.258724	11.832816	5.10%	0	2005
	10.000000	11.258724	12.59%	107	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.292878	12.93%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.425797	24.26%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.527012	9.136156	21.38%	38,627	2009
	10.898553	7.527012	-30.94%	32,286	2008
	10.441173	10.898553	4.38%	23,031	2007
	10.000000	10.441173	4.41%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.356954	10.320671	10.30%	7,193	2009
	10.556053	9.356954	-11.36%	6,326	2008
	10.423276	10.556053	1.27%	0	2007
	10.000000	10.423276	4.23%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.278126	10.136054	39.27%	19,182	2009
	12.060105	7.278126	-39.65%	15	2008
	10.723164	12.060105	12.47%	23,411	2007
	10.000000	10.723164	7.23%	4,602	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.188730	8.447133	36.49%	10,666	2009
	11.280075	6.188730	-45.14%	2,171	2008
	10.250695	11.280075	10.04%	0	2007
	10.000000	10.250695	2.51%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.958951	7.659289	28.53%	849	2009
	9.782890	5.958951	-39.09%	19,410	2008
	10.000000	9.782890	-2.17%	4,708	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.078138	14.471327	43.59%	3,935	2009
	14.230330	10.078138	-29.18%	5,217	2008
	14.030561	14.230330	1.42%	7,876	2007
	12.897677	14.030561	8.78%	12,070	2006
	12.808565	12.897677	0.70%	14,378	2005
	11.829065	12.808565	8.28%	30,397	2004
	9.836609	11.829065	20.26%	24,240	2003
	9.689126	9.836609	1.52%	17,949	2002
	9.453988	9.689126	2.49%	4,535	2001
	10.479056	9.453988	-9.78%	0	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.136171	11.689363	43.67%	1,978	2009
	11.505618	8.136171	-29.29%	1,590	2008
	11.340421	11.505618	1.46%	4,026	2007
	10.425180	11.340421	8.78%	5,464	2006
	10.000000	10.425180	4.25%	1,895	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.030285	10.245196	27.58%	0	2009

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	12.886474	16.434372	27.53%	0	2009
	24.282764	12.886474	-46.93%	1,517	2008
	19.419965	24.282764	25.04%	2,030	2007
	14.851148	19.419965	30.76%	7,713	2006
	11.599408	14.851148	28.03%	373	2005
	10.313672	11.599408	12.47%	134	2004
	7.748697	10.313672	33.10%	142	2003
	10.000000	7.748697	-22.51%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.635869	13.075896	22.94%	0	2009
	19.430469	10.635869	-45.26%	0	2008
	16.478948	19.430469	17.91%	0	2007
	13.309808	16.478948	23.81%	562	2006
	11.339567	13.309808	17.37%	562	2005
	9.968174	11.339567	13.76%	562	2004
	7.449129	9.968174	33.82%	693	2003
	10.151774	7.449129	-26.62%	1,721	2002
	12.714940	10.151774	-20.16%	1,884	2001
	14.743816	12.714940	-13.76%	693	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.442226	17.754680	22.94%	0	2009
	26.377250	14.442226	-45.25%	813	2008
	22.362632	26.377250	17.95%	1,272	2007
	18.072006	22.362632	23.74%	2,177	2006
	15.396766	18.072006	17.38%	1,718	2005
	13.534705	15.396766	13.76%	813	2004
	10.000000	13.534705	35.35%	1,447	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.124937	7.709797	50.44%	7,323	2009
	10.000000	5.124937	-48.75%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.110003	7.904167	29.36%	0	2009
	10.000000	6.110003	-38.90%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	6.342067	8.058507	27.06%	0	2009
	10.000000	6.342067	-36.58%	7,413	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	7.900737	9.310557	17.84%	0	2009
	10.000000	7.900737	-20.99%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	7.180256	8.768188	22.12%	0	2009
	10.000000	7.180256	-28.20%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.048338	10.057746	11.16%	0	2009
	10.000000	9.048338	-9.52%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	7.537235	9.039810	19.94%	0	2009
	10.000000	7.537235	-24.63%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	6.818051	8.487804	24.49%	0	2009
	10.000000	6.818051	-31.82%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	8.279837	9.582985	15.74%	0	2009
	10.000000	8.279837	-17.20%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.835494	10.522958	6.99%	0	2009
	10.000000	9.835494	-1.65%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.819515	11.244874	14.52%	0	2009
	10.000000	9.819515	-1.80%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.583195	21.817344	60.62%	0	2009
	32.699975	13.583195	-58.46%	0	2008
	22.840560	32.699975	43.17%	0	2007
	16.985684	22.840560	34.47%	0	2006
	13.020203	16.985684	30.46%	0	2005
	10.964194	13.020203	18.75%	0	2004
	6.745447	10.964194	62.54%	0	2003
	8.090952	6.745447	-16.63%	1,107	2002
	8.677386	8.090952	-6.76%	0	2001
	10.000000	8.677386	-13.23%	0	2000*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	15.042758	24.186925	60.79%	2,210	2009
	36.271891	15.042758	-58.53%	2,141	2008
	25.340854	36.271891	43.14%	3,445	2007
	18.855195	25.340854	34.40%	5,491	2006
	14.451324	18.855195	30.47%	3,190	2005
	12.167999	14.451324	18.76%	2,877	2004
	7.488067	12.167999	62.50%	3,123	2003
	10.000000	7.488067	-25.12%	1,064	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.140468	14.281051	0.99%	33,348	2009
	13.347313	14.140468	5.94%	43,207	2008
	12.665762	13.347313	5.38%	16,290	2007
	12.461292	12.665762	1.64%	16,671	2006
	12.269348	12.461292	1.56%	16,330	2005
	12.081076	12.269348	1.56%	18,073	2004
	12.042881	12.081076	0.32%	37,473	2003
	11.033039	12.042881	9.15%	75,670	2002
	10.460250	11.033039	5.48%	34,809	2001
	9.449856	10.460250	10.69%	30,746	2000

NVIT NVIT Growth Fund: Class I - Q/NQ	4.909233	6.444333	31.27%	587	2009
	8.144006	4.909233	-39.72%	587	2008
	6.927429	8.144006	17.56%	1,887	2007
	6.634147	6.927429	4.42%	587	2006
	6.333414	6.634147	4.75%	587	2005
	5.953998	6.333414	6.37%	587	2004
	4.560642	5.953998	30.55%	587	2003
	6.505832	4.560642	-29.90%	587	2002
	9.205900	6.505832	-29.33%	587	2001
	12.740010	9.205900	-27.74%	323	2000

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.528074	8.257188	26.49%	168	2009
	11.663775	6.528074	-44.03%	168	2008
	10.842547	11.663775	7.57%	3,398	2007
	10.000000	10.842547	8.43%	175	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.422814	11.788571	25.11%	3,204	2009
	15.170486	9.422814	-37.89%	3,936	2008
	14.558931	15.170486	4.20%	7,649	2007
	12.665956	14.558931	14.95%	2,053	2006
	11.931477	12.665956	6.16%	1,020	2005
	10.639301	11.931477	12.15%	9,167	2004
	8.203385	10.639301	29.69%	50,564	2003
	10.000000	8.203385	-17.97%	11,207	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.511714	15.12%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.069770	20.70%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.984715	11.784925	7.28%	1,126	2009
	11.884834	10.984715	-7.57%	14,057	2008
	11.468184	11.884834	3.63%	20,997	2007
	10.983058	11.468184	4.42%	5,362	2006
	10.809357	10.983058	1.61%	7,429	2005
	10.502098	10.809357	2.93%	12,378	2004
	9.895838	10.502098	6.13%	12,273	2003
	10.000000	9.895838	-1.04%	7,218	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.195277	11.945785	17.17%	102,952	2009
	13.497257	10.195277	-24.46%	297,116	2008
	12.989787	13.497257	3.91%	226,681	2007
	11.860570	12.989787	9.52%	196,549	2006
	11.447227	11.860570	3.61%	205,024	2005
	10.625957	11.447227	7.73%	256,615	2004
	8.999570	10.625957	18.07%	153,706	2003
	10.000000	8.999570	-10.00%	73,261	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.815472	12.008250	22.34%	32,130	2009
	14.546762	9.815472	-32.52%	38,433	2008
	13.935085	14.546762	4.39%	60,247	2007
	12.369589	13.935085	12.66%	85,562	2006
	11.745826	12.369589	5.31%	89,605	2005
	10.654414	11.745826	10.24%	96,515	2004
	8.553922	10.654414	24.56%	155,540	2003
	10.000000	8.553922	-14.46%	85,161	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.665626	12.017093	12.67%	5,398	2009
	12.765018	10.665626	-16.45%	38,056	2008
	12.261864	12.765018	4.10%	2,502	2007
	11.498511	12.261864	6.64%	2,611	2006
	11.188941	11.498511	2.77%	2,904	2005
	10.616601	11.188941	5.39%	3,235	2004
	9.494075	10.616601	11.82%	6,324	2003
	10.000000	9.494075	-5.06%	2,641	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.828437	21.289110	34.50%	3,684	2009
	25.331025	15.828437	-37.51%	5,933	2008
	23.947955	25.331025	5.78%	11,747	2007
	22.157413	23.947955	8.08%	16,516	2006
	20.096540	22.157413	10.25%	25,144	2005
	17.655987	20.096540	13.82%	31,884	2004
	13.332102	17.655987	32.43%	30,717	2003
	16.005443	13.332102	-16.70%	30,689	2002
	16.490935	16.005443	-2.94%	10,679	2001
	14.553031	16.490935	13.32%	3,067	2000

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.585286	11.398912	-1.61%	45,313	2009
	11.542601	11.585286	0.37%	29,376	2008
	11.200509	11.542601	3.05%	66,159	2007
	10.894355	11.200509	2.81%	78,777	2006
	10.788773	10.894355	0.98%	85,635	2005
	10.881482	10.788773	-0.85%	64,851	2004
	10.995248	10.881482	-1.03%	69,776	2003
	11.045897	10.995248	-0.46%	95,536	2002
	10.841575	11.045897	1.88%	78,798	2001
	10.395950	10.841575	4.29%	46,460	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.496194	14.063112	22.33%	1,134	2009
	14.132859	11.496194	-18.66%	5,289	2008
	13.735964	14.132859	2.89%	6,751	2007
	13.321271	13.735964	3.11%	4,020	2006
	13.255163	13.321271	0.50%	4,468	2005
	12.650922	13.255163	4.78%	8,502	2004
	11.473014	12.650922	10.27%	7,460	2003
	10.881227	11.473014	5.44%	9,224	2002
	10.619936	10.881227	2.46%	4,165	2001
	10.219313	10.619936	3.92%	3,572	2000

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.072420	8.149676	34.21%	1,978	2009
	10.000000	6.072420	-39.28%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.567338	14.770986	27.70%	0	2009
	21.916405	11.567338	-47.22%	1,162	2008
	21.651448	21.916405	1.22%	17,443	2007
	17.934223	21.651448	20.73%	15,578	2006
	16.272754	17.934223	10.21%	9,231	2005
	13.758110	16.272754	18.28%	2,031	2004
	10.000000	13.758110	37.58%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.294094	8.033533	27.64%	195	2009
	10.000000	6.294094	-37.06%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.278351	7.867363	25.31%	0	2009
	10.000000	6.278351	-37.22%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.210174	7.764221	25.02%	880	2009

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.200757	7.727184	24.62%	17,333	2009
	10.000000	6.200757	-37.99%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.683090	8.575528	28.32%	7,277	2009
	10.000000	6.683090	-33.17%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.694850	10.899692	25.36%	5,243	2009
	16.500572	8.694850	-47.31%	5,731	2008
	15.288267	16.500572	7.93%	7,338	2007
	15.061103	15.288267	1.51%	9,087	2006
	14.166800	15.061103	6.31%	10,128	2005
	12.700547	14.166800	11.54%	10,489	2004
	9.617770	12.700547	32.05%	24,830	2003
	14.659211	9.617770	-34.39%	27,020	2002
	16.719097	14.659211	-12.32%	5,104	2001
	20.277316	16.719097	-17.55%	3,437	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	20.458082	25.395119	24.13%	12,046	2009
	30.659723	20.458082	-33.27%	21,327	2008
	33.485668	30.659723	-8.44%	27,123	2007
	29.026186	33.485668	15.36%	30,268	2006
	28.631870	29.026186	1.38%	30,217	2005
	24.818800	28.631870	15.36%	33,675	2004
	16.087835	24.818800	54.27%	39,438	2003
	22.458672	16.087835	-28.37%	35,170	2002
	17.803398	22.458672	26.15%	4,425	2001
	16.277398	17.803398	9.37%	3,265	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	16.532129	21.901665	32.48%	6,894	2009
	27.195852	16.532129	-39.21%	13,887	2008
	27.077341	27.195852	0.44%	27,559	2007
	24.572263	27.077341	10.19%	39,016	2006
	22.243450	24.572263	10.47%	38,815	2005
	19.001877	22.243450	17.06%	37,401	2004
	13.701015	19.001877	38.69%	42,660	2003
	16.851295	13.701015	-18.69%	45,981	2002
	18.367325	16.851295	-8.25%	8,037	2001
	17.148084	18.367325	7.11%	1,889	2000

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.356437	10.363320	24.02%	7,817	2009
	14.538377	8.356437	-42.52%	10,102	2008
	13.665574	14.538377	6.39%	17,800	2007
	12.227790	13.665574	11.76%	22,575	2006
	11.571236	12.227790	5.67%	22,074	2005
	10.720003	11.571236	7.94%	21,981	2004
	8.547905	10.720003	25.41%	24,022	2003
	10.516473	8.547905	-18.72%	24,124	2002
	12.127493	10.516473	-13.28%	17,329	2001
	12.596911	12.127493	-3.73%	16,831	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.583979	7.185158	28.67%	32,246	2009
	10.000000	5.583979	-44.16%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.833644	10.358995	5.34%	17,783	2009
	10.000000	9.833644	-1.66%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.915827	29.16%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.890526	28.91%	327	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.019511	10.138888	26.43%	991	2009
	12.941561	8.019511	-38.03%	1,591	2008
	13.458229	12.941561	-3.84%	13,903	2007
	11.805622	13.458229	14.00%	31,672	2006
	11.514104	11.805622	2.53%	40,242	2005
	9.963657	11.514104	15.56%	29,815	2004
	7.707824	9.963657	29.27%	17,900	2003
	10.469799	7.707824	-26.38%	12,778	2002
	12.119427	10.469799	-13.61%	4,910	2001
	13.786084	12.119427	-12.09%	7,511	2000

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	9.998534	14.211338	42.13%	26,028	2009
	18.660785	9.998534	-46.42%	41,493	2008
	16.623444	18.660785	12.26%	71,842	2007
	15.657105	16.623444	6.17%	98,282	2006
	15.146727	15.657105	3.37%	109,274	2005
	14.401857	15.146727	5.17%	116,680	2004
	11.182836	14.401857	28.79%	107,813	2003
	15.546364	11.182836	-28.07%	81,247	2002
	18.083324	15.546364	-14.03%	33,073	2001
	18.427568	18.083324	-1.87%	9,722	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.323276	18.305112	37.39%	11,484	2009
	22.652004	13.323276	-41.18%	15,817	2008
	21.661296	22.652004	4.57%	20,369	2007
	18.713519	21.661296	15.75%	17,940	2006
	16.640631	18.713519	12.46%	19,003	2005
	14.194919	16.640631	17.23%	21,079	2004
	10.000000	14.194919	41.95%	18,749	2003*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.297510	11.406210	37.47%	34,721	2009
	14.105944	8.297510	-41.18%	62,904	2008
	13.491361	14.105944	4.56%	75,118	2007
	11.655041	13.491361	15.76%	90,001	2006
	10.366717	11.655041	12.43%	94,202	2005
	8.845490	10.366717	17.20%	104,836	2004
	6.288389	8.845490	40.66%	115,420	2003
	8.211680	6.288389	-23.42%	125,606	2002
	9.493145	8.211680	-13.50%	36,325	2001
	10.000000	9.493145	-5.07%	798	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.983372	2.472500	24.66%	0	2009
	9.554138	1.983372	-79.24%	0	2008
	10.000000	9.554138	-4.46%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.161890	2.664526	23.25%	0	2009
	10.307058	2.161890	-79.03%	0	2008
	10.491592	10.307058	-1.76%	0	2007
	10.000000	10.491592	4.92%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.181622	11.584325	26.17%	18,338	2009
	15.173013	9.181622	-39.49%	20,742	2008
	14.775327	15.173013	2.69%	26,515	2007
	13.060178	14.775327	13.13%	31,446	2006
	12.529835	13.060178	4.23%	32,562	2005
	11.639025	12.529835	7.65%	39,918	2004
	9.338857	11.639025	24.63%	48,707	2003
	11.693870	9.338857	-20.14%	52,745	2002
	13.236091	11.693870	-11.65%	33,147	2001
	14.751442	13.236091	-10.27%	13,882	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.930641	8.002283	34.93%	180	2009
	9.699671	5.930641	-38.86%	180	2008
	9.984100	9.699671	-2.85%	180	2007
	10.000000	9.984100	-0.16%	189	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	8.499807	11.085415	30.42%	17,443	2009
	16.968927	8.499807	-49.91%	32,104	2008
	16.227583	16.968927	4.57%	46,111	2007
	16.025463	16.227583	1.26%	78,245	2006
	14.505376	16.025463	10.48%	86,465	2005
	12.313446	14.505376	17.80%	91,812	2004
	9.968740	12.313446	23.52%	83,445	2003
	14.037370	9.968740	-28.98%	62,452	2002
	20.768575	14.037370	-32.41%	17,360	2001
	23.789077	20.768575	-12.70%	6,507	2000

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.845085	8.45%	363	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.924366	9.24%	5,789	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.567491	9.158535	39.45%	0	2009
	11.644273	6.567491	-43.60%	0	2008
	10.526070	11.644273	10.62%	0	2007
	10.000000	10.526070	5.26%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.968347	8.583904	23.18%	329	2009
	11.117182	6.968347	-37.32%	335	2008
	10.972276	11.117182	1.32%	2,361	2007
	10.000000	10.972276	9.72%	170	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.511461	10.256771	7.84%	0	2009
	10.770119	9.511461	-11.69%	3,651	2008
	10.385438	10.770119	3.70%	3,651	2007
	10.000000	10.385438	3.85%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	26.475117	33.904538	28.06%	0	2009
	31.661206	26.475117	-16.38%	2,302	2008
	30.221133	31.661206	4.77%	3,105	2007
	27.729876	30.221133	8.98%	3,105	2006
	25.116712	27.729876	10.40%	3,231	2005
	23.203314	25.116712	8.25%	3,231	2004
	18.451021	23.203314	25.76%	5,105	2003
	17.176522	18.451021	7.42%	3,180	2002
	15.863998	17.176522	8.27%	0	2001
	14.479873	15.863998	9.56%	0	2000

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	17.224167	26.700686	55.02%	3,799	2009
	32.491558	17.224167	-46.99%	2,215	2008
	22.734416	32.491558	42.92%	1,692	2007
	18.560497	22.734416	22.49%	1,692	2006
	12.446323	18.560497	49.12%	0	2005
	10.000000	12.446323	24.46%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	20.541986	43.069151	109.66%	66	2009
	59.306449	20.541986	-65.36%	66	2008
	43.822423	59.306449	35.33%	954	2007
	31.941114	43.822423	37.20%	1,466	2006
	24.602994	31.941114	29.83%	1,466	2005
	19.870857	24.602994	23.81%	1,466	2004
	13.103231	19.870857	51.65%	3,554	2003
	13.721459	13.103231	-4.51%	4,422	2002
	14.210596	13.721459	-3.44%	4,036	2001
	24.853443	14.210596	-42.82%	3,236	2000

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	17.224167	26.700686	55.02%	3,799	2009
	32.491558	17.224167	-46.99%	2,215	2008
	22.734416	32.491558	42.92%	1,692	2007
	18.560497	22.734416	22.49%	1,692	2006
	12.446323	18.560497	49.12%	0	2005
	10.000000	12.446323	24.46%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	26.163298	40.536170	54.94%	38	2009
	49.379822	26.163298	-47.02%	40	2008
	34.544385	49.379822	42.95%	43	2007
	28.212403	34.544385	22.44%	381	2006
	18.911846	28.212403	49.18%	4,398	2005
	15.478646	18.911846	22.18%	4,527	2004
	10.869895	15.478646	42.40%	5,768	2003
	11.374685	10.869895	-4.44%	310	2002
	12.915760	11.374685	-11.93%	310	2001
	11.787279	12.915760	9.57%	0	2000

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.055981	30.56%	1,705	2009*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.916493	13.906134	40.23%	0	2009
	15.701038	9.916493	-36.84%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.019566	11.938727	8.34%	0	2009
	11.391105	11.019566	-3.26%	2,795	2008
	10.584296	11.391105	7.62%	4,187	2007
	10.598601	10.584296	-0.13%	0	2006
	10.615502	10.598601	-0.16%	3,204	2005
	10.206041	10.615502	4.01%	0	2004
	10.000000	10.206041	2.06%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	7.218139	8.379453	16.09%	0	2009
	11.225835	7.218139	-35.70%	0	2008
	11.428768	11.225835	-1.78%	0	2007
	9.929177	11.428768	15.10%	0	2006
	9.653346	9.929177	2.86%	0	2005
	8.691036	9.653346	11.07%	0	2004
	6.834929	8.691036	27.16%	890	2003
	8.623786	6.834929	-20.74%	890	2002
	9.573565	8.623786	-9.92%	1,621	2001

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.874490	10.058556	27.74%	0	2009
	10.589059	7.874490	-25.64%	0	2008
	11.027429	10.589059	-3.98%	0	2007
	10.000000	11.027429	10.27%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	11.185668	13.179603	17.83%	2,428	2009
	15.540625	11.185668	-28.02%	3,580	2008
	16.667321	15.540625	-6.76%	6,152	2007
	14.289251	16.667321	16.64%	6,152	2006
	13.839011	14.289251	3.25%	6,641	2005
	12.313381	13.839011	12.39%	9,077	2004
	9.713280	12.313381	26.77%	5,531	2003
	11.308628	9.713280	-14.11%	20,915	2002
	10.197744	11.308628	10.89%	4,205	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.039340	20.39%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.099384	0.99%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.680413	11.897305	22.90%	1,594	2009
	14.254844	9.680413	-32.09%	1,594	2008
	14.598370	14.254844	-2.35%	1,594	2007
	12.979641	14.598370	12.47%	2,975	2006
	12.312807	12.979641	5.42%	1,594	2005
	10.276639	12.312807	19.81%	1,594	2004
	7.587564	10.276639	35.44%	1,594	2003
	10.000000	7.587564	-24.12%	0	2002*

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	5.327622	7.004877	31.48%	0	2009
	8.265192	5.327622	-35.54%	0	2008
	7.801519	8.265192	5.94%	0	2007
	7.267419	7.801519	7.35%	0	2006
	7.134773	7.267419	1.86%	0	2005
	6.833733	7.134773	4.41%	0	2004
	5.517158	6.833733	23.86%	0	2003
	7.899217	5.517158	-30.16%	0	2002
	10.380157	7.899217	-23.90%	0	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	6.500695	8.072997	24.19%	6,143	2009
	10.521014	6.500695	-38.21%	10,482	2008
	10.169522	10.521014	3.46%	9,468	2007
	8.956764	10.169522	13.54%	9,462	2006
	8.702901	8.956764	2.92%	9,363	2005
	8.001922	8.702901	8.76%	10,779	2004
	6.341490	8.001922	26.18%	15,357	2003
	8.309551	6.341490	-23.68%	16,052	2002
	9.626823	8.309551	-13.68%	7,291	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	7.649085	9.215280	20.48%	0	2009
	11.045665	7.649085	-30.75%	0	2008
	10.489561	11.045665	5.30%	0	2007
	9.160955	10.489561	14.50%	0	2006
	8.928061	9.160955	2.61%	0	2005
	8.646151	8.928061	3.26%	0	2004
	7.258882	8.646151	19.11%	0	2003
	8.866534	7.258882	-18.13%	0	2002
	9.946799	8.866534	-10.86%	4,369	2001

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.188974	14.430333	18.39%	28,783	2009
	13.374489	12.188974	-8.86%	28,783	2008
	12.911892	13.374489	3.58%	29,068	2007
	12.610701	12.911892	2.39%	29,457	2006
	12.663894	12.610701	-0.42%	29,856	2005
	12.432845	12.663894	1.86%	29,826	2004
	12.086367	12.432845	2.87%	47,014	2003
	11.248475	12.086367	7.45%	47,606	2002
	10.594913	11.248475	6.17%	1,766	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	8.245737	10.063301	22.04%	0	2009
	11.196038	8.245737	-26.35%	0	2008
	10.484257	11.196038	6.79%	0	2007
	10.000000	10.484257	4.84%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	7.523329	9.523576	26.59%	0	2009
	11.374367	7.523329	-33.86%	0	2008
	10.504183	11.374367	8.28%	0	2007
	10.000000	10.504183	5.04%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	7.002297	9.044919	29.17%	0	2009
	11.503856	7.002297	-39.13%	0	2008
	10.524279	11.503856	9.31%	0	2007
	10.000000	10.524279	5.24%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	9.316033	12.423730	33.36%	12,108	2009
	16.515303	9.316033	-43.59%	15,918	2008
	14.298951	16.515303	15.50%	15,289	2007
	13.034847	14.298951	9.70%	15,469	2006
	11.347721	13.034847	14.87%	16,813	2005
	10.008646	11.347721	13.38%	13,784	2004
	7.932488	10.008646	26.17%	8,127	2003
	8.909469	7.932488	-10.97%	7,334	2002
	10.343090	8.909469	-13.86%	5,487	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	5.999758	8.703507	45.06%	0	2009
	13.386940	5.999758	-55.18%	0	2008
	9.351449	13.386940	43.15%	0	2007
	10.000000	9.351449	-6.49%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	7.285831	9.312785	27.82%	10,744	2009
	12.936709	7.285831	-43.68%	10,506	2008
	12.977703	12.936709	-0.32%	11,376	2007
	10.993905	12.977703	18.04%	14,537	2006
	10.574610	10.993905	3.97%	11,999	2005
	9.658120	10.574610	9.49%	13,210	2004
	7.544918	9.658120	28.01%	17,009	2003
	9.247408	7.544918	-18.41%	14,391	2002
	9.912757	9.247408	-6.71%	13,126	2001

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	4.117850	5.898522	43.24%	0	2009
	9.322042	4.117850	-55.83%	0	2008
	7.707977	9.322042	20.94%	0	2007
	7.446189	7.707977	3.52%	0	2006
	6.957979	7.446189	7.02%	0	2005
	6.611555	6.957979	5.24%	1,887	2004
	5.187189	6.611555	27.46%	2,108	2003
	6.758171	5.187189	-23.25%	2,041	2002
	8.036133	6.758171	-15.90%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	5.583142	7.033050	25.97%	1,173	2009
	10.764399	5.583142	-48.13%	2,656	2008
	8.632044	10.764399	24.70%	9,374	2007
	8.227083	8.632044	4.92%	5,104	2006
	7.919648	8.227083	3.88%	6,344	2005
	7.801994	7.919648	1.51%	6,344	2004
	5.977313	7.801994	30.53%	2,512	2003
	8.711728	5.977313	-31.39%	1,272	2002
	10.773174	8.711728	-19.13%	699	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	7.137243	10.087208	41.33%	0	2009
	9.689202	7.137243	-26.34%	0	2008
	9.602576	9.689202	0.90%	0	2007
	8.786070	9.602576	9.29%	4,178	2006
	8.717634	8.786070	0.79%	466	2005
	8.101344	8.717634	7.61%	4,567	2004
	6.490761	8.101344	24.81%	4,567	2003
	6.372448	6.490761	1.86%	0	2002
	7.358723	6.372448	-13.40%	604	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.207015	10.196940	41.49%	1,897	2009
	9.772842	7.207015	-26.25%	1,897	2008
	10.000000	9.772842	-2.27%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.372212	11.794012	13.71%	4,827	2009
	10.916785	10.372212	-4.99%	0	2008
	10.657751	10.916785	2.43%	0	2007
	10.394591	10.657751	2.53%	0	2006
	10.358379	10.394591	0.35%	0	2005
	10.101245	10.358379	2.55%	0	2004
	10.000000	10.101245	1.01%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.634926	9.132006	37.64%	2,283	2009
	11.158385	6.634926	-40.54%	2,283	2008
	9.830032	11.158385	13.51%	0	2007
	10.000000	9.830032	-1.70%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	8.513548	10.581339	24.29%	0	2009
	15.429063	8.513548	-44.82%	0	2008
	13.392845	15.429063	15.20%	0	2007
	11.550783	13.392845	15.95%	0	2006
	9.876226	11.550783	16.96%	0	2005
	8.852908	9.876226	11.56%	0	2004
	6.288770	8.852908	40.77%	0	2003
	8.031546	6.288770	-21.70%	0	2002
	10.379362	8.031546	-22.62%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.435125	12.975013	24.34%	1,326	2009
	18.915891	10.435125	-44.83%	1,263	2008
	16.416913	18.915891	15.22%	3,842	2007
	14.158574	16.416913	15.95%	3,846	2006
	12.110746	14.158574	16.91%	3,949	2005
	10.855078	12.110746	11.57%	4,052	2004
	7.708483	10.855078	40.82%	0	2003
	10.000000	7.708483	-22.92%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.401564	11.451772	54.72%	1,041	2009
	15.422507	7.401564	-52.01%	1,062	2008
	14.858647	15.422507	3.79%	1,062	2007
	13.007946	14.858647	14.23%	1,243	2006
	12.902636	13.007946	0.82%	1,242	2005
	11.515065	12.902636	12.05%	1,364	2004
	7.423709	11.515065	55.11%	189	2003
	10.000000	7.423709	-25.76%	201	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.820175	10.423613	33.29%	0	2009
	11.309545	7.820175	-30.85%	0	2008
	11.089575	11.309545	1.98%	1,113	2007
	10.000000	11.089575	10.90%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.399697	8.125063	26.96%	2,427	2009
	9.719744	6.399697	-34.16%	2,427	2008
	10.129883	9.719744	-4.05%	0	2007
	10.000000	10.129883	1.30%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.580310	8.425280	28.04%	0	2009
	10.000000	6.580310	-34.20%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.262201	10.627001	69.70%	0	2009
	13.460804	6.262201	-53.48%	0	2008
	10.641087	13.460804	26.50%	0	2007
	10.000000	10.641087	6.41%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.199705	9.709886	34.87%	0	2009
	12.287718	7.199705	-41.41%	0	2008
	10.828723	12.287718	13.47%	0	2007
	10.000000	10.828723	8.29%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.874402	13.853761	16.67%	0	2009
	11.373802	11.874402	4.40%	0	2008
	10.421750	11.373802	9.14%	0	2007
	10.000000	10.421750	4.22%	0	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.244363	8.596596	18.67%	0	2009
	12.845375	7.244363	-43.60%	0	2008
	11.696400	12.845375	9.82%	0	2007
	11.218519	11.696400	4.26%	0	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.640737	10.664672	39.58%	0	2009
	14.702008	7.640737	-48.03%	0	2008
	13.530439	14.702008	8.66%	0	2007
	11.839172	13.530439	14.29%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	16.964338	20.852791	22.92%	0	2009*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.156160	8.836160	43.53%	2,335	2009
	11.245915	6.156160	-45.26%	2,335	2008
	8.373693	11.245915	34.30%	140	2007
	7.806451	8.373693	7.27%	140	2006
	7.055157	7.806451	10.65%	140	2005
	6.083963	7.055157	15.96%	1,085	2004
	5.147573	6.083963	18.19%	6,431	2003
	6.228852	5.147573	-17.36%	7,846	2002
	8.107133	6.228852	-23.17%	4,917	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.772210	12.002177	54.42%	0	2009
	14.093313	7.772210	-44.85%	0	2008
	11.776438	14.093313	19.67%	0	2007
	11.098352	11.776438	6.11%	0	2006
	10.141036	11.098352	9.44%	0	2005
	10.230953	10.141036	-0.88%	484	2004
	7.073630	10.230953	44.64%	514	2003
	10.000000	7.073630	-29.26%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.526192	3.896141	54.23%	0	2009
	4.586938	2.526192	-44.93%	0	2008
	3.834638	4.586938	19.62%	0	2007
	3.617587	3.834638	6.00%	0	2006
	3.298923	3.617587	9.66%	0	2005
	3.337081	3.298923	-1.14%	0	2004
	2.317610	3.337081	43.99%	0	2003
	3.991639	2.317610	-41.94%	1,168	2002
	6.479020	3.991639	-38.39%	0	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.185794	23.210861	76.03%	1,148	2009
	28.069600	13.185794	-53.02%	1,148	2008
	22.297783	28.069600	25.89%	0	2007
	15.461983	22.297783	44.21%	0	2006
	11.913909	15.461983	29.78%	0	2005
	10.209599	11.913909	16.69%	0	2004
	7.719236	10.209599	32.26%	1,498	2003
	10.000000	7.719236	-22.81%	1,608	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.623666	13.419831	76.03%	0	2009
	16.235545	7.623666	-53.04%	0	2008
	12.902589	16.235545	25.83%	0	2007
	8.951137	12.902589	44.14%	0	2006
	6.901163	8.951137	29.70%	0	2005
	5.915144	6.901163	16.67%	0	2004
	4.472745	5.915144	32.25%	0	2003
	6.128895	4.472745	-27.02%	0	2002
	8.143702	6.128895	-24.74%	2,677	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.257720	11.529869	24.54%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.962500	11.991826	20.37%	0	2009
	15.069070	9.962500	-33.89%	0	2008
	14.249058	15.069070	5.75%	0	2007
	12.028264	14.249058	18.46%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.855412	9.864986	11.40%	0	2009
	10.405989	8.855412	-14.90%	0	2008
	10.104772	10.405989	2.98%	0	2007
	9.864528	10.104772	2.44%	0	2006
	9.891887	9.864528	-0.28%	0	2005
	9.985156	9.891887	-0.93%	0	2004
	10.000000	9.985156	-0.15%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.156925	9.842719	20.67%	0	2009
	13.710117	8.156925	-40.50%	0	2008
	13.877105	13.710117	-1.20%	0	2007
	13.412068	13.877105	3.47%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.320532	10.749471	29.19%	0	2009
	13.978067	8.320532	-40.47%	0	2008
	13.215001	13.978067	5.77%	0	2007
	11.822846	13.215001	11.78%	0	2006
	11.254941	11.822846	5.05%	0	2005
	10.000000	11.254941	12.55%	0	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.289050	12.89%	0	2009*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.421582	24.22%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.516796	9.119112	21.32%	0	2009
	10.889310	7.516796	-30.97%	0	2008
	10.437649	10.889310	4.33%	0	2007
	10.000000	10.437649	4.38%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.344260	10.301441	10.24%	0	2009
	10.547109	9.344260	-11.40%	0	2008
	10.419772	10.547109	1.22%	0	2007
	10.000000	10.419772	4.20%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.268248	10.117159	39.20%	0	2009
	12.049870	7.268248	-39.68%	0	2008
	10.719544	12.049870	12.41%	0	2007
	10.000000	10.719544	7.20%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.180334	8.431393	36.42%	0	2009
	11.270518	6.180334	-45.16%	0	2008
	10.247234	11.270518	9.99%	0	2007
	10.000000	10.247234	2.47%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.953882	7.648876	28.47%	0	2009
	9.779553	5.953882	-39.12%	0	2008
	10.000000	9.779553	-2.20%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.263916	13.295414	43.52%	947	2009
	13.087309	9.263916	-29.21%	947	2008
	12.910184	13.087309	1.37%	947	2007
	11.873788	12.910184	8.73%	947	2006
	11.797727	11.873788	0.64%	947	2005
	10.901080	11.797727	8.23%	1,037	2004
	9.069535	10.901080	20.19%	947	2003
	8.938092	9.069535	1.47%	2,386	2002
	8.725646	8.938092	2.43%	2,303	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.121026	11.661664	43.60%	1,686	2009
	11.490054	8.121026	-29.32%	1,686	2008
	11.330863	11.490054	1.40%	0	2007
	10.421681	11.330863	8.72%	113	2006
	10.000000	10.421681	4.22%	108	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	7.996675	10.197126	27.52%	0	2009

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	12.842853	16.370417	27.47%	0	2009
	24.212910	12.842853	-46.96%	1,373	2008
	19.373993	24.212910	24.98%	1,895	2007
	14.823511	19.373993	30.70%	2,154	2006
	11.583693	14.823511	27.97%	0	2005
	10.304923	11.583693	12.41%	0	2004
	7.746056	10.304923	33.03%	0	2003
	10.000000	7.746056	-22.54%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	8.029729	9.866849	22.88%	0	2009
	14.676850	8.029729	-45.29%	0	2008
	12.453767	14.676850	17.85%	0	2007
	10.063836	12.453767	23.75%	0	2006
	8.578434	10.063836	17.32%	0	2005
	7.544804	8.578434	13.70%	0	2004
	5.641033	7.544804	33.75%	0	2003
	7.691601	5.641033	-26.66%	0	2002
	9.638561	7.691601	-20.20%	0	2001

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.400670	17.694588	22.87%	1,026	2009
	26.314770	14.400670	-45.28%	1,026	2008
	22.321059	26.314770	17.89%	0	2007
	18.047559	22.321059	23.68%	0	2006
	15.383743	18.047559	17.32%	0	2005
	13.530129	15.383743	13.70%	0	2004
	10.000000	13.530129	35.30%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.123186	7.703242	50.36%	4,911	2009
	10.000000	5.123186	-48.77%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.107929	7.897457	29.30%	0	2009
	10.000000	6.107929	-38.92%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	6.339916	8.051675	27.00%	0	2009
	10.000000	6.339916	-36.60%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	7.898055	9.302682	17.78%	0	2009
	10.000000	7.898055	-21.02%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	7.177820	8.760766	22.05%	0	2009
	10.000000	7.177820	-28.22%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.045270	10.049218	11.10%	0	2009
	10.000000	9.045270	-9.55%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	7.534670	9.032136	19.87%	0	2009
	10.000000	7.534670	-24.65%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	6.815732	8.480594	24.43%	0	2009
	10.000000	6.815732	-31.84%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	8.277026	9.574869	15.68%	0	2009
	10.000000	8.277026	-17.23%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.832166	10.514058	6.94%	0	2009
	10.000000	9.832166	-1.68%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.816183	11.235352	14.46%	0	2009
	10.000000	9.816183	-1.84%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.526313	21.714927	60.54%	0	2009
	32.579671	13.526313	-58.48%	0	2008
	22.768148	32.579671	43.09%	0	2007
	16.940420	22.768148	34.40%	0	2006
	12.992081	16.940420	30.39%	0	2005
	10.946077	12.992081	18.69%	0	2004
	6.737713	10.946077	62.46%	0	2003
	8.085801	6.737713	-16.67%	0	2002
	8.676322	8.085801	-6.81%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	14.991860	24.092836	60.71%	2,030	2009
	36.167634	14.991860	-58.55%	3,001	2008
	25.280916	36.167634	43.06%	1,282	2007
	18.820135	25.280916	34.33%	61	2006
	14.431753	18.820135	30.41%	2,022	2005
	12.157699	14.431753	18.70%	85	2004
	7.485519	12.157699	62.42%	97	2003
	10.000000	7.485519	-25.15%	94	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.500804	14.637532	0.94%	29,439	2009
	13.694396	14.500804	5.89%	30,628	2008
	13.001762	13.694396	5.33%	28,557	2007
	12.798374	13.001762	1.59%	28,557	2006
	12.607632	12.798374	1.51%	28,976	2005
	12.420485	12.607632	1.51%	29,269	2004
	12.387519	12.420485	0.27%	30,007	2003
	11.354552	12.387519	9.10%	36,086	2002
	10.770572	11.354552	5.42%	8,482	2001

NVIT NVIT Growth Fund: Class I - Q/NQ	3.723622	4.885505	31.20%	0	2009
	6.180327	3.723622	-39.75%	0	2008
	5.259774	6.180327	17.50%	7,388	2007
	5.039656	5.259774	4.37%	0	2006
	4.813650	5.039656	4.70%	0	2005
	4.527588	4.813650	6.32%	0	2004
	3.469794	4.527588	30.49%	0	2003
	4.952256	3.469794	-29.94%	0	2002
	7.011148	4.952256	-29.37%	0	2001

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.519215	8.241771	26.42%	0	2009
	11.653883	6.519215	-44.06%	0	2008
	10.838892	11.653883	7.52%	0	2007
	10.000000	10.838892	8.39%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.389637	11.741097	25.04%	7,343	2009
	15.124787	9.389637	-37.92%	7,343	2008
	14.522502	15.124787	4.15%	18,257	2007
	12.640673	14.522502	14.89%	18,257	2006
	11.913697	12.640673	6.10%	18,257	2005
	10.628853	11.913697	12.09%	18,257	2004
	8.199498	10.628853	29.63%	18,257	2003
	10.000000	8.199498	-18.01%	0	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.507802	15.08%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.065671	20.66%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.946084	11.737507	7.23%	0	2009
	11.849056	10.946084	-7.62%	0	2008
	11.439502	11.849056	3.58%	0	2007
	10.961134	11.439502	4.36%	0	2006
	10.793259	10.961134	1.56%	0	2005
	10.491789	10.793259	2.87%	2,035	2004
	9.891153	10.491789	6.07%	27,892	2003
	10.000000	9.891153	-1.09%	11,835	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.159426	11.897721	17.11%	0	2009
	13.456647	10.159426	-24.50%	0	2008
	12.957311	13.456647	3.85%	949	2007
	11.836907	12.957311	9.47%	4,067	2006
	11.430176	11.836907	3.56%	4,147	2005
	10.615527	11.430176	7.67%	1,114	2004
	8.995312	10.615527	18.01%	7,126	2003
	10.000000	8.995312	-10.05%	1,182	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.780927	11.959902	22.28%	0	2009
	14.502953	9.780927	-32.56%	0	2008
	13.900226	14.502953	4.34%	0	2007
	12.344896	13.900226	12.60%	7,375	2006
	11.728326	12.344896	5.26%	7,375	2005
	10.643945	11.728326	10.19%	7,375	2004
	8.549857	10.643945	24.49%	53,687	2003
	10.000000	8.549857	-14.50%	7,375	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.628096	11.968718	12.61%	0	2009
	12.726582	10.628096	-16.49%	0	2008
	12.231204	12.726582	4.05%	0	2007
	11.475585	12.231204	6.58%	0	2006
	11.172292	11.475585	2.71%	0	2005
	10.606188	11.172292	5.34%	10,187	2004
	9.489589	10.606188	11.77%	30,477	2003
	10.000000	9.489589	-5.10%	46,118	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.394191	16.661606	34.43%	2,408	2009
	19.845137	12.394191	-37.55%	3,383	2008
	18.771190	19.845137	5.72%	2,525	2007
	17.376513	18.771190	8.03%	4,667	2006
	15.768301	17.376513	10.20%	3,522	2005
	13.860424	15.768301	13.76%	1,332	2004
	10.471383	13.860424	32.36%	439	2003
	12.577501	10.471383	-16.75%	0	2002
	12.965645	12.577501	-2.99%	985	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.325476	11.137615	-1.66%	6,228	2009
	11.289488	11.325476	0.32%	6,228	2008
	10.960502	11.289488	3.00%	7,143	2007
	10.666317	10.960502	2.76%	2,802	2006
	10.568302	10.666317	0.93%	2,314	2005
	10.664538	10.568302	-0.90%	2,314	2004
	10.781517	10.664538	-1.08%	4,823	2003
	10.836691	10.781517	-0.51%	80,590	2002
	10.641677	10.836691	1.83%	5,411	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.083470	13.551342	22.27%	2,445	2009
	13.632414	11.083470	-18.70%	3,145	2008
	13.256349	13.632414	2.84%	3,451	2007
	12.862646	13.256349	3.06%	3,202	2006
	12.805314	12.862646	0.45%	4,235	2005
	12.227805	12.805314	4.72%	3,611	2004
	11.094926	12.227805	10.21%	6,144	2003
	10.527978	11.094926	5.39%	14,988	2002
	10.280419	10.527978	2.41%	4,015	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.070359	8.142763	34.14%	0	2009
	10.000000	6.070359	-39.30%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.534047	14.720979	27.63%	0	2009
	21.864487	11.534047	-47.25%	0	2008
	21.611209	21.864487	1.17%	0	2007
	17.909961	21.611209	20.67%	183	2006
	16.258970	17.909961	10.15%	183	2005
	13.753445	16.258970	18.22%	2,068	2004
	10.000000	13.753445	37.53%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.291956	8.026722	27.57%	659	2009
	10.000000	6.291956	-37.08%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.276217	7.860693	25.25%	0	2009
	10.000000	6.276217	-37.24%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.208058	7.757631	24.96%	0	2009

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.198650	7.720646	24.55%	2,276	2009
	10.000000	6.198650	-38.01%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.680815	8.568256	28.25%	0	2009
	10.000000	6.680815	-33.19%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.652209	10.840720	25.29%	0	2009
	16.428033	8.652209	-47.33%	0	2008
	15.228839	16.428033	7.87%	313	2007
	15.010175	15.228839	1.46%	476	2006
	14.126052	15.010175	6.26%	949	2005
	12.670461	14.126052	11.49%	952	2004
	9.599855	12.670461	31.99%	3,727	2003
	14.639366	9.599855	-34.42%	15,452	2002
	16.705019	14.639366	-12.37%	197	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	14.634307	18.156682	24.07%	517	2009
	21.943047	14.634307	-33.31%	517	2008
	23.977837	21.943047	-8.49%	517	2007
	20.795111	23.977837	15.31%	1,472	2006
	20.523009	20.795111	1.33%	850	2005
	17.798875	20.523009	15.31%	1,137	2004
	11.543278	17.798875	54.19%	1,399	2003
	16.122666	11.543278	-28.40%	1,251	2002
	12.787277	16.122666	26.08%	61,949	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	13.555192	17.948705	32.41%	0	2009
	22.310072	13.555192	-39.24%	0	2008
	22.224214	22.310072	0.39%	1,522	2007
	20.178364	22.224214	10.14%	1,522	2006
	18.275241	20.178364	10.41%	0	2005
	15.619903	18.275241	17.00%	0	2004
	11.268207	15.619903	38.62%	0	2003
	13.866158	11.268207	-18.74%	0	2002
	15.121378	13.866158	-8.30%	3,069	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	6.505702	8.064012	23.95%	972	2009
	11.324266	6.505702	-42.55%	972	2008
	10.649866	11.324266	6.33%	972	2007
	9.534200	10.649866	11.70%	972	2006
	9.026851	9.534200	5.62%	973	2005
	8.367042	9.026851	7.89%	973	2004
	6.675091	8.367042	25.35%	973	2003
	8.216536	6.675091	-18.76%	6,544	2002
	9.480069	8.216536	-13.33%	973	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	9.830311	10.350221	5.29%	0	2009
	10.000000	9.830311	-1.70%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.830311	10.350221	5.29%	0	2009
	10.000000	9.830311	-1.70%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.911434	29.11%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.886142	28.86%	0	2009*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	6.241606	7.887116	26.36%	767	2009
	10.077576	6.241606	-38.06%	767	2008
	10.485261	10.077576	-3.89%	767	2007
	9.202382	10.485261	13.94%	767	2006
	8.979694	9.202382	2.48%	767	2005
	7.774478	8.979694	15.50%	2,607	2004
	6.017346	7.774478	29.20%	767	2003
	8.177730	6.017346	-26.42%	0	2002
	9.471062	8.177730	-13.66%	291	2001

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	6.891456	9.790139	42.06%	2,725	2009
	12.868455	6.891456	-46.45%	3,735	2008
	11.469371	12.868455	12.20%	8,250	2007
	10.808133	11.469371	6.12%	8,281	2006
	10.461119	10.808133	3.32%	8,719	2005
	9.951728	10.461119	5.12%	8,596	2004
	7.731297	9.951728	28.72%	6,249	2003
	10.753519	7.731297	-28.10%	22,630	2002
	12.514763	10.753519	-14.07%	6,107	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.284926	18.243138	37.32%	0	2009
	22.598324	13.284926	-41.21%	0	2008
	21.621027	22.598324	4.52%	0	2007
	18.688207	21.621027	15.69%	0	2006
	16.626541	18.688207	12.40%	0	2005
	14.190099	16.626541	17.17%	52	2004
	10.000000	14.190099	41.90%	1,144	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.261035	11.350309	37.40%	1,869	2009
	14.051084	8.261035	-41.21%	1,869	2008
	13.445762	14.051084	4.50%	1,869	2007
	11.621530	13.445762	15.70%	1,869	2006
	10.342152	11.621530	12.37%	1,869	2005
	8.829014	10.342152	17.14%	2,070	2004
	6.279861	8.829014	40.59%	2,473	2003
	8.204726	6.279861	-23.46%	2,557	2002
	9.489961	8.204726	-13.54%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.981687	2.469149	24.60%	0	2009
	9.550890	1.981687	-79.25%	0	2008
	10.000000	9.550890	-4.49%	0	2007*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.158949	2.659550	23.19%	0	2009
	10.298312	2.158949	-79.04%	0	2008
	10.488054	10.298312	-1.81%	0	2007
	10.000000	10.488054	4.88%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	6.681916	8.426197	26.10%	0	2009
	11.047780	6.681916	-39.52%	0	2008
	10.763720	11.047780	2.64%	0	2007
	9.519072	10.763720	13.08%	0	2006
	9.137147	9.519072	4.18%	3,366	2005
	8.491851	9.137147	7.60%	3,366	2004
	6.817103	8.491851	24.57%	1,140	2003
	8.540552	6.817103	-20.18%	1,140	2002
	9.671852	8.540552	-11.70%	1,905	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.922587	7.987353	34.86%	2,656	2009
	9.691444	5.922587	-38.89%	2,656	2008
	9.980733	9.691444	-2.90%	0	2007
	10.000000	9.980733	-0.19%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	5.715778	7.450703	30.35%	0	2009
	11.416738	5.715778	-49.94%	0	2008
	10.923544	11.416738	4.51%	1,249	2007
	10.792970	10.923544	1.21%	1,249	2006
	9.774156	10.792970	10.42%	2,819	2005
	8.301377	9.774156	17.74%	1,249	2004
	6.724059	8.301377	23.46%	2,819	2003
	9.473229	6.724059	-29.02%	6,496	2002
	14.023027	9.473229	-32.45%	0	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.841398	8.41%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.920652	9.21%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.558579	9.141471	39.38%	0	2009
	11.634404	6.558579	-43.63%	0	2008
	10.522524	11.634404	10.57%	0	2007
	10.000000	10.522524	5.23%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.958885	8.567894	23.12%	0	2009
	11.107758	6.958885	-37.35%	0	2008
	10.968586	11.107758	1.27%	0	2007
	10.000000	10.968586	9.69%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.498565	10.237665	7.78%	0	2009
	10.760988	9.498565	-11.73%	0	2008
	10.381939	10.760988	3.65%	0	2007
	10.000000	10.381939	3.82%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	20.404365	26.116941	28.00%	0	2009
	24.413707	20.404365	-16.42%	0	2008
	23.315194	24.413707	4.71%	0	2007
	21.404075	23.315194	8.93%	0	2006
	19.396867	21.404075	10.35%	0	2005
	17.928317	19.396867	8.19%	0	2004
	14.263644	17.928317	25.69%	53	2003
	13.285149	14.263644	7.37%	62	2002
	12.276257	13.285149	8.22%	0	2001

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.483599	21.991657	109.77%	0	2009
	30.257475	10.483599	-65.35%	0	2008
	22.377079	30.257475	35.22%	0	2007
	16.313414	22.377079	37.17%	0	2006
	12.584599	16.313414	29.63%	0	2005
	10.000000	12.584599	25.85%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	12.832010	26.890464	109.56%	0	2009
	37.066048	12.832010	-65.38%	0	2008
	27.402650	37.066048	35.26%	0	2007
	19.983261	27.402650	37.13%	0	2006
	15.400121	19.983261	29.76%	0	2005
	12.444385	15.400121	23.75%	0	2004
	8.210254	12.444385	51.57%	0	2003
	8.602001	8.210254	-4.55%	0	2002
	8.913211	8.602001	-3.49%	0	2001

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	17.183383	26.623921	54.94%	343	2009
	32.431172	17.183383	-47.02%	300	2008
	22.703760	32.431172	42.84%	409	2007
	18.544874	22.703760	22.43%	436	2006
	12.442137	18.544874	49.05%	546	2005
	10.000000	12.442137	24.42%	708	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	22.066487	34.171384	54.86%	0	2009
	41.668880	22.066487	-47.04%	0	2008
	29.164988	41.668880	42.87%	0	2007
	23.831127	29.164988	22.38%	0	2006
	15.982999	23.831127	49.10%	0	2005
	13.088136	15.982999	22.12%	0	2004
	9.195824	13.088136	42.33%	560	2003
	9.627768	9.195824	-4.49%	0	2002
	10.937759	9.627768	-11.98%	0	2001

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.051557	30.52%	0	2009*

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.882870	13.851931	40.16%	0	2009
	15.655792	9.882870	-36.87%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.987820	11.898278	8.29%	6,113	2009
	11.364069	10.987820	-3.31%	6,271	2008
	10.564578	11.364069	7.57%	4,265	2007
	10.584226	10.564578	-0.19%	4,154	2006
	10.606483	10.584226	-0.21%	4,071	2005
	10.202557	10.606483	3.96%	643	2004
	10.000000	10.202557	2.03%	643	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	7.182722	8.334107	16.03%	4,683	2009
	11.176437	7.182722	-35.73%	4,688	2008
	11.384294	11.176437	-1.83%	7,528	2007
	9.895561	11.384294	15.04%	7,899	2006
	9.625539	9.895561	2.81%	7,959	2005
	8.670410	9.625539	11.02%	9,573	2004
	6.822181	8.670410	27.09%	9,317	2003
	8.612091	6.822181	-20.78%	8,524	2002
	9.565494	8.612091	-9.97%	8,127	2001
	10.891060	9.565494	-12.17%	7,696	2000

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.863789	10.039771	27.67%	655	2009
	10.580065	7.863789	-25.67%	640	2008
	11.023713	10.580065	-4.02%	0	2007
	10.000000	11.023713	10.24%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	11.130793	13.108257	17.77%	2,859	2009
	15.472277	11.130793	-28.06%	881	2008
	16.602508	15.472277	-6.81%	896	2007
	14.240913	16.602508	16.58%	863	2006
	13.799188	14.240913	3.20%	3,397	2005
	12.284189	13.799188	12.33%	3,961	2004
	9.695180	12.284189	26.70%	4,446	2003
	11.293308	9.695180	-14.15%	7,174	2002
	10.189139	11.293308	10.84%	5,343	2001
	8.777154	10.189139	16.09%	3,261	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.035254	20.35%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.099102	0.99%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.647621	11.850957	22.84%	709	2009
	14.213808	9.647621	-32.13%	709	2008
	14.563792	14.213808	-2.40%	709	2007
	12.955471	14.563792	12.41%	709	2006
	12.296116	12.955471	5.36%	709	2005
	10.267923	12.296116	19.75%	598	2004
	7.584974	10.267923	35.37%	319	2003
	10.000000	7.584974	-24.15%	0	2002*

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	5.301486	6.966964	31.42%	0	2009
	8.228838	5.301486	-35.57%	0	2008
	7.771180	8.228838	5.89%	0	2007
	7.242824	7.771180	7.29%	0	2006
	7.114235	7.242824	1.81%	726	2005
	6.817526	7.114235	4.35%	726	2004
	5.506865	6.817526	23.80%	726	2003
	7.888512	5.506865	-30.19%	726	2002
	10.371408	7.888512	-23.94%	726	2001
	11.864126	10.371408	-12.58%	26,454	2000

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	6.468806	8.029310	24.12%	2,300	2009
	10.474745	6.468806	-38.24%	8,877	2008
	10.129984	10.474745	3.40%	14,031	2007
	8.926469	10.129984	13.48%	15,190	2006
	8.677868	8.926469	2.86%	17,952	2005
	7.982961	8.677868	8.70%	14,576	2004
	6.329672	7.982961	26.12%	19,939	2003
	8.298290	6.329672	-23.72%	24,587	2002
	9.618706	8.298290	-13.73%	16,046	2001
	10.790571	9.618706	-10.86%	12,845	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	7.611539	9.165378	20.41%	181	2009
	10.997056	7.611539	-30.79%	193	2008
	10.448742	10.997056	5.25%	205	2007
	9.129937	10.448742	14.44%	216	2006
	8.902348	9.129937	2.56%	226	2005
	8.625637	8.902348	3.21%	1,414	2004
	7.245341	8.625637	19.05%	1,480	2003
	8.854519	7.245341	-18.17%	1,538	2002
	9.938414	8.854519	-10.91%	1,625	2001
	10.180717	9.938414	-2.38%	1,720	2000

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.129179	14.352224	18.33%	196	2009
	13.315654	12.129179	-8.91%	211	2008
	12.861674	13.315654	3.53%	2,438	2007
	12.568036	12.861674	2.34%	2,414	2006
	12.627451	12.568036	-0.47%	2,372	2005
	12.403369	12.627451	1.81%	2,606	2004
	12.063856	12.403369	2.81%	3,169	2003
	11.233244	12.063856	7.39%	60,107	2002
	10.585977	11.233244	6.11%	2,362	2001
	9.754195	10.585977	8.53%	609	2000

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	8.234540	10.044514	21.98%	0	2009
	11.186527	8.234540	-26.39%	0	2008
	10.480714	11.186527	6.73%	0	2007
	10.000000	10.480714	4.81%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	7.513113	9.505804	26.52%	0	2009
	11.364720	7.513113	-33.89%	0	2008
	10.500643	11.364720	8.23%	0	2007
	10.000000	10.500643	5.01%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	6.992800	9.028059	29.11%	0	2009
	11.494100	6.992800	-39.16%	0	2008
	10.520727	11.494100	9.25%	0	2007
	10.000000	10.520727	5.21%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	9.270338	12.356516	33.29%	4,987	2009
	16.442690	9.270338	-43.62%	9,195	2008
	14.243362	16.442690	15.44%	10,042	2007
	12.990759	14.243362	9.64%	13,985	2006
	11.315079	12.990759	14.81%	16,640	2005
	9.984934	11.315079	13.32%	11,537	2004
	7.917710	9.984934	26.11%	12,265	2003
	8.897411	7.917710	-11.01%	12,830	2002
	10.334368	8.897411	-13.90%	13,343	2001
	11.274564	10.334368	-8.34%	35,067	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	5.991605	8.687244	44.99%	0	2009
	13.375568	5.991605	-55.20%	0	2008
	9.348281	13.375568	43.08%	0	2007
	10.000000	9.348281	-6.52%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	7.250103	9.262405	27.76%	6,616	2009
	12.879844	7.250103	-43.71%	13,538	2008
	12.927267	12.879844	-0.37%	13,852	2007
	10.956738	12.927267	17.98%	15,335	2006
	10.544204	10.956738	3.91%	19,991	2005
	9.635243	10.544204	9.43%	17,708	2004
	7.530864	9.635243	27.94%	17,013	2003
	9.234883	7.530864	-18.45%	15,993	2002
	9.904395	9.234883	-6.76%	2,362	2001
	9.306820	9.904395	6.42%	9,140	2000

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	4.097654	5.866617	43.17%	190	2009
	9.281055	4.097654	-55.85%	4,211	2008
	7.678015	9.281055	20.88%	4,920	2007
	7.421012	7.678015	3.46%	4,932	2006
	6.937965	7.421012	6.96%	4,942	2005
	6.595891	6.937965	5.19%	9,452	2004
	5.177522	6.595891	27.39%	9,520	2003
	6.749005	5.177522	-23.28%	9,579	2002
	8.029346	6.749005	-15.95%	10,085	2001
	9.866489	8.029346	-18.62%	13,557	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	5.555748	6.994978	25.91%	4,276	2009
	10.717047	5.555748	-48.16%	4,291	2008
	8.598464	10.717047	24.64%	10,156	2007
	8.199242	8.598464	4.87%	17,716	2006
	7.896862	8.199242	3.83%	22,018	2005
	7.783505	7.896862	1.46%	39,846	2004
	5.966173	7.783505	30.46%	42,815	2003
	8.699922	5.966173	-31.42%	42,602	2002
	10.764092	8.699922	-19.18%	24,355	2001
	12.318116	10.764092	-12.62%	43,988	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	7.102221	10.032625	41.26%	0	2009
	9.646583	7.102221	-26.38%	0	2008
	9.565232	9.646583	0.85%	0	2007
	8.756341	9.565232	9.24%	430	2006
	8.692546	8.756341	0.73%	449	2005
	8.082144	8.692546	7.55%	2,359	2004
	6.478666	8.082144	24.75%	2,854	2003
	6.363800	6.478666	1.80%	3,965	2002
	7.352510	6.363800	-13.45%	4,306	2001
	9.669314	7.352510	-23.96%	2,702	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.200894	10.183117	41.41%	283	2009
	9.769508	7.200894	-26.29%	359	2008
	10.000000	9.769508	-2.30%	412	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.342347	11.754079	13.65%	6,296	2009
	10.890884	10.342347	-5.04%	2,955	2008
	10.637906	10.890884	2.38%	0	2007
	10.380507	10.637906	2.48%	0	2006
	10.349600	10.380507	0.30%	0	2005
	10.097816	10.349600	2.49%	0	2004
	10.000000	10.097816	0.98%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.625909	9.114962	37.57%	1,256	2009
	11.148913	6.625909	-40.57%	495	2008
	9.826712	11.148913	13.46%	516	2007
	10.000000	9.826712	-1.73%	516	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	8.471764	10.524057	24.23%	0	2009
	15.361166	8.471764	-44.85%	2,324	2008
	13.340733	15.361166	15.14%	2,324	2007
	11.511681	13.340733	15.89%	2,324	2006
	9.847782	11.511681	16.90%	2,324	2005
	8.831911	9.847782	11.50%	2,324	2004
	6.277043	8.831911	40.70%	2,995	2003
	8.020658	6.277043	-21.74%	2,995	2002
	10.370604	8.020658	-22.66%	3,814	2001
	13.054491	10.370604	-20.56%	2,324	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.399791	12.924493	24.28%	0	2009
	18.861459	10.399791	-44.86%	423	2008
	16.378046	18.861459	15.16%	0	2007
	14.132218	16.378046	15.89%	0	2006
	12.094330	14.132218	16.85%	0	2005
	10.845870	12.094330	11.51%	0	2004
	7.705852	10.845870	40.75%	0	2003
	10.000000	7.705852	-22.94%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.376482	11.407165	54.64%	1,066	2009
	15.378089	7.376482	-52.03%	1,136	2008
	14.823438	15.378089	3.74%	1,396	2007
	12.983709	14.823438	14.17%	1,415	2006
	12.885137	12.983709	0.77%	4,443	2005
	11.505305	12.885137	11.99%	6,451	2004
	7.421189	11.505305	55.03%	6,075	2003
	10.000000	7.421189	-25.79%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.809563	10.404178	33.22%	14,133	2009
	11.299943	7.809563	-30.89%	16,522	2008
	11.085844	11.299943	1.93%	4,956	2007
	10.000000	11.085844	10.86%	1,170	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.391007	8.109914	26.90%	4,185	2009
	9.711503	6.391007	-34.19%	1,071	2008
	10.126467	9.711503	-4.10%	0	2007
	10.000000	10.126467	1.26%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.578070	8.418116	27.97%	1,320	2009
	10.000000	6.578070	-34.22%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.253697	10.607169	69.61%	5,745	2009
	13.449382	6.253697	-53.50%	5,745	2008
	10.637496	13.449382	26.43%	0	2007
	10.000000	10.637496	6.37%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.189916	9.691749	34.80%	7,083	2009
	12.277282	7.189916	-41.44%	1,432	2008
	10.825066	12.277282	13.42%	0	2007
	10.000000	10.825066	8.25%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.858278	13.827897	16.61%	7,097	2009
	11.364157	11.858278	4.35%	6,524	2008
	10.418235	11.364157	9.08%	988	2007
	10.000000	10.418235	4.18%	0	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.219820	8.563124	18.61%	0	2009
	12.808389	7.219820	-43.63%	0	2008
	11.668696	12.808389	9.77%	0	2007
	11.197624	11.668696	4.21%	0	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.622629	10.633981	39.51%	0	2009
	14.674642	7.622629	-48.06%	0	2008
	13.512160	14.674642	8.60%	0	2007
	11.829178	13.512160	14.23%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	16.894710	20.756661	22.86%	0	2009

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.128249	8.791629	43.46%	134	2009
	11.200658	6.128249	-45.29%	154	2008
	8.344255	11.200658	34.23%	169	2007
	7.782962	8.344255	7.21%	181	2006
	7.037497	7.782962	10.59%	7,934	2005
	6.071817	7.037497	15.90%	9,242	2004
	5.139904	6.071817	18.13%	10,161	2003
	6.222739	5.139904	-17.40%	10,181	2002
	8.103330	6.222739	-23.21%	12,556	2001
	10.000000	8.103330	-18.97%	47,804	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.745860	11.955396	54.35%	0	2009
	14.052708	7.745860	-44.88%	0	2008
	11.748520	14.052708	19.61%	0	2007
	11.077674	11.748520	6.06%	0	2006
	10.127278	11.077674	9.38%	0	2005
	10.222274	10.127278	-0.93%	0	2004
	7.071217	10.222274	44.56%	0	2003
	10.000000	7.071217	-29.29%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.514722	3.876473	54.15%	0	2009
	4.568463	2.514722	-44.95%	0	2008
	3.821146	4.568463	19.56%	743	2007
	3.606695	3.821146	5.95%	1,060	2006
	3.290663	3.606695	9.60%	1,343	2005
	3.330422	3.290663	-1.19%	1,343	2004
	2.314154	3.330422	43.92%	8,001	2003
	3.987735	2.314154	-41.97%	8,265	2002
	6.475985	3.987735	-38.42%	9,838	2001
	10.000000	6.475985	-35.24%	7,265	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.141108	23.120428	75.94%	3,524	2009
	27.988777	13.141108	-53.05%	2,563	2008
	22.244956	27.988777	25.82%	1,735	2007
	15.433172	22.244956	44.14%	1,735	2006
	11.897749	15.433172	29.72%	2,115	2005
	10.200936	11.897749	16.63%	2,240	2004
	7.716615	10.200936	32.19%	833	2003
	10.000000	7.716615	-22.83%	723	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.589110	13.352217	75.94%	751	2009
	16.170208	7.589110	-53.07%	751	2008
	12.857245	16.170208	25.77%	2,666	2007
	8.924201	12.857245	44.07%	3,185	2006
	6.883881	8.924201	29.64%	6,971	2005
	5.903326	6.883881	16.61%	7,965	2004
	4.466078	5.903326	32.18%	16,311	2003
	6.122880	4.466078	-27.06%	16,311	2002
	8.139885	6.122880	-24.78%	19,285	2001
	10.000000	8.139885	-18.60%	51,514	2000*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.235770	11.496687	24.48%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.928761	11.945131	20.31%	0	2009
	15.025703	9.928761	-33.92%	0	2008
	14.215319	15.025703	5.70%	0	2007
	12.005873	14.215319	18.40%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.829886	9.831558	11.34%	2,991	2009
	10.381283	8.829886	-14.94%	3,612	2008
	10.085950	10.381283	2.93%	0	2007
	9.851160	10.085950	2.38%	0	2006
	9.883486	9.851160	-0.33%	0	2005
	9.981747	9.883486	-0.98%	0	2004
	10.000000	9.981747	-0.18%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.129291	9.804385	20.61%	0	2009
	13.670639	8.129291	-40.53%	0	2008
	13.844223	13.670639	-1.25%	0	2007
	13.387078	13.844223	3.41%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.300816	10.718556	29.13%	2,900	2009
	13.952052	8.300816	-40.50%	2,491	2008
	13.197166	13.952052	5.72%	0	2007
	11.812879	13.197166	11.72%	0	2006
	11.251154	11.812879	4.99%	0	2005
	10.000000	11.251154	12.51%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.285209	12.85%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.417364	24.17%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.506594	9.102112	21.25%	0	2009
	10.880072	7.506594	-31.01%	2,656	2008
	10.434128	10.880072	4.27%	4,265	2007
	10.000000	10.434128	4.34%	1,817	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.331593	10.282254	10.19%	729	2009
	10.538162	9.331593	-11.45%	659	2008
	10.416259	10.538162	1.17%	878	2007
	10.000000	10.416259	4.16%	817	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.258389	10.098290	39.13%	6,188	2009
	12.039659	7.258389	-39.71%	6,231	2008
	10.715931	12.039659	12.35%	374	2007
	10.000000	10.715931	7.16%	406	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.171929	8.415640	36.35%	14,593	2009
	11.260943	6.171929	-45.19%	13,499	2008
	10.243775	11.260943	9.93%	778	2007
	10.000000	10.243775	2.44%	837	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.948820	7.638486	28.40%	732	2009
	9.776234	5.948820	-39.15%	0	2008
	10.000000	9.776234	-2.24%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.218454	13.223456	43.45%	0	2009
	13.029721	9.218454	-29.25%	0	2008
	12.859947	13.029721	1.32%	0	2007
	11.833579	12.859947	8.67%	0	2006
	11.763752	11.833579	0.59%	0	2005
	10.875215	11.763752	8.17%	1,655	2004
	9.052629	10.875215	20.13%	1,655	2003
	8.925976	9.052629	1.42%	1,655	2002
	8.718281	8.925976	2.38%	1,655	2001
	9.673363	8.718281	-9.87%	1,655	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.105879	11.634011	43.53%	0	2009
	11.474465	8.105879	-29.36%	0	2008
	11.321282	11.474465	1.35%	0	2007
	10.418162	11.321282	8.67%	0	2006
	10.000000	10.418162	4.18%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	7.963186	10.149248	27.45%	0	2009

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	12.799315	16.306621	27.40%	6,681	2009
	24.143154	12.799315	-46.99%	3,835	2008
	19.328046	24.143154	24.91%	853	2007
	14.795862	19.328046	30.63%	853	2006
	11.567943	14.795862	27.90%	853	2005
	10.296163	11.567943	853	0	2004
	7.743411	10.296163	32.97%	0	2003
	10.000000	7.743411	-22.57%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	7.990340	9.813450	22.82%	0	2009
	14.612314	7.990340	-45.32%	0	2008
	12.405355	14.612314	17.79%	0	2007
	10.029801	12.405355	23.68%	0	2006
	8.553766	10.029801	17.26%	0	2005
	7.526929	8.553766	13.64%	0	2004
	5.630524	7.526929	33.68%	0	2003
	7.681183	5.630524	-26.70%	0	2002
	9.630431	7.681183	-20.24%	0	2001
	11.178438	9.630431	-13.85%	0	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.359196	17.634665	22.81%	0	2009
	26.252372	14.359196	-45.30%	0	2008
	22.279518	26.252372	17.83%	0	2007
	18.023107	22.279518	23.62%	0	2006
	15.370688	18.023107	17.26%	0	2005
	13.525528	15.370688	13.64%	0	2004
	10.000000	13.525528	35.26%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.121447	7.696717	50.28%	0	2009
	10.000000	5.121447	-48.79%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.105844	7.890737	29.23%	0	2009
	10.000000	6.105844	-38.94%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	6.337755	8.044836	26.94%	0	2009
	10.000000	6.337755	-36.62%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	7.895368	9.294787	17.72%	0	2009
	10.000000	7.895368	-21.05%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	7.175372	8.753321	21.99%	0	2009
	10.000000	7.175372	-28.25%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.042194	10.040691	11.04%	0	2009
	10.000000	9.042194	-9.58%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	7.532112	9.024479	19.81%	0	2009
	10.000000	7.532112	-24.68%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	6.813408	8.473381	24.36%	0	2009
	10.000000	6.813408	-31.87%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	8.274211	9.566746	15.62%	0	2009
	10.000000	8.274211	-17.26%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.828834	10.505141	6.88%	0	2009
	10.000000	9.828834	-1.71%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.812853	11.225826	14.40%	0	2009
	10.000000	9.812853	-1.87%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.469657	21.612988	60.46%	0	2009
	32.459799	13.469657	-58.50%	0	2008
	22.695973	32.459799	43.02%	0	2007
	16.895288	22.695973	34.33%	3,847	2006
	12.964022	16.895288	30.32%	3,847	2005
	10.927986	12.964022	18.63%	3,847	2004
	6.729993	10.927986	62.38%	3,847	2003
	8.080662	6.729993	-16.71%	3,847	2002
	8.675258	8.080662	-6.85%	3,847	2001
	10.000000	8.675258	-13.25%	0	2000*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	14.941067	23.998998	60.62%	1,340	2009
	36.063538	14.941067	-58.57%	1,340	2008
	25.221040	36.063538	42.99%	1,340	2007
	18.785091	25.221040	34.26%	1,340	2006
	14.412181	18.785091	30.34%	1,340	2005
	12.147387	14.412181	18.64%	1,514	2004
	7.482965	12.147387	62.33%	0	2003
	10.000000	7.482965	-25.17%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.429707	14.558360	0.89%	7,202	2009
	13.634178	14.429707	5.83%	5,172	2008
	12.951217	13.634178	5.27%	5,168	2007
	12.755077	12.951217	1.54%	4,868	2006
	12.571358	12.755077	1.46%	5,133	2005
	12.391049	12.571358	1.46%	7,717	2004
	12.364450	12.391049	0.22%	7,887	2003
	11.339175	12.364450	9.04%	63,187	2002
	10.761486	11.339175	5.37%	5,998	2001
	9.731842	10.761486	10.58%	6,657	2000

NVIT NVIT Growth Fund: Class I - Q/NQ	3.705355	4.859066	31.14%	0	2009
	6.153148	3.705355	-39.78%	0	2008
	5.239327	6.153148	17.44%	0	2007
	5.022615	5.239327	4.31%	0	2006
	4.799798	5.022615	4.64%	0	2005
	4.516845	4.799798	6.26%	2,716	2004
	3.463330	4.516845	30.42%	2,716	2003
	4.945547	3.463330	-29.97%	2,716	2002
	7.005239	4.945547	-29.40%	3,395	2001
	9.704353	7.005239	-27.81%	2,716	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.510364	8.226406	26.36%	0	2009
	11.644002	6.510364	-44.09%	0	2008
	10.835236	11.644002	7.46%	0	2007
	10.000000	10.835236	8.35%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.248197	11.558347	24.98%	0	2009
	14.904562	9.248197	-37.95%	0	2008
	14.318370	14.904562	4.09%	46,234	2007
	12.469319	14.318370	14.83%	46,234	2006
	11.758161	12.469319	6.05%	46,234	2005
	10.495425	11.758161	12.03%	443	2004
	8.100685	10.495425	29.56%	473	2003
	10.116319	8.100685	-19.92%	0	2002

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.503903	15.04%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.061576	20.62%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.926170	11.710202	7.18%	5,477	2009
	11.833511	10.926170	-7.67%	5,477	2008
	11.430348	11.833511	3.53%	5,477	2007
	10.957934	11.430348	4.31%	0	2006
	10.795581	10.957934	1.50%	0	2005
	10.499391	10.795581	2.82%	0	2004
	9.903364	10.499391	6.02%	0	2003
	10.039249	9.903364	-1.35%	1,768	2002

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.070044	11.787050	17.05%	92,071	2009
	13.345056	10.070044	-24.54%	90,880	2008
	12.856442	13.345056	3.80%	96,249	2007
	11.750727	12.856442	9.41%	116,745	2006
	11.352722	11.750727	3.51%	134,215	2005
	10.548952	11.352722	7.62%	188,559	2004
	8.943444	10.548952	17.95%	9,760	2003
	10.069222	8.943444	-11.18%	0	2002

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.673596	11.822636	22.22%	0	2009
	14.351116	9.673596	-32.59%	445	2008
	13.761730	14.351116	4.28%	848	2007
	12.228101	13.761730	12.54%	1,100	2006
	11.623257	12.228101	5.20%	1,420	2005
	10.553956	11.623257	10.13%	3,124	2004
	8.481877	10.553956	24.43%	3,168	2003
	10.107544	8.481877	-16.08%	0	2002

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.577860	11.906084	12.56%	0	2009
	12.672875	10.577860	-16.53%	0	2008
	12.185802	12.672875	4.00%	0	2007
	11.438776	12.185802	6.53%	0	2006
	11.142118	11.438776	2.66%	0	2005
	10.582927	11.142118	5.28%	446	2004
	9.473594	10.582927	11.71%	425	2003
	10.060109	9.473594	-5.83%	0	2002

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.333374	16.571411	34.36%	2,145	2009
	19.757849	12.333374	-37.58%	3,461	2008
	18.698187	19.757849	5.67%	4,797	2007
	17.317725	18.698187	7.97%	5,370	2006
	15.722921	17.317725	10.14%	5,136	2005
	13.827559	15.722921	13.71%	5,099	2004
	10.451848	13.827559	32.30%	4,454	2003
	12.560435	10.451848	-16.79%	4,318	2002
	12.954698	12.560435	-3.04%	4,861	2001
	11.443936	12.954698	13.20%	1,667	2000

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.269880	11.077304	-1.71%	1,680	2009
	11.239786	11.269880	0.27%	11,037	2008
	10.917831	11.239786	2.95%	1,866	2007
	10.630182	10.917831	2.71%	4,615	2006
	10.537846	10.630182	0.88%	4,361	2005
	10.639218	10.537846	-0.95%	7,676	2004
	10.761392	10.639218	-1.14%	7,553	2003
	10.821968	10.761392	-0.56%	10,906	2002
	10.632658	10.821968	1.78%	17,003	2001
	10.205942	10.632658	4.18%	3,093	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.029104	13.478009	22.20%	0	2009
	13.572447	11.029104	-18.74%	0	2008
	13.204800	13.572447	2.78%	3,976	2007
	12.819122	13.204800	3.01%	3,897	2006
	12.768454	12.819122	0.40%	3,684	2005
	12.198805	12.768454	4.67%	3,615	2004
	11.074251	12.198805	10.15%	45,942	2003
	10.513712	11.074251	5.33%	3,339	2002
	10.271747	10.513712	2.36%	3,925	2001
	9.894260	10.271747	3.82%	4,445	2000

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.068293	8.135855	34.07%	935	2009
	10.000000	6.068293	-39.32%	846	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.500820	14.671097	27.57%	696	2009
	21.812634	11.500820	-47.27%	478	2008
	21.571002	21.812634	1.12%	0	2007
	17.885709	21.571002	20.60%	0	2006
	16.245203	17.885709	10.10%	0	2005
	13.748783	16.245203	18.16%	0	2004
	10.000000	13.748783	37.49%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.289817	8.019906	27.51%	1,362	2009
	10.000000	6.289817	-37.10%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.289817	8.019906	27.51%	1,362	2009
	10.000000	6.289817	-37.10%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.205947	7.751047	24.90%	1,544	2009

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.196535	7.714076	24.49%	107	2009
	10.000000	6.196535	-38.03%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.678536	8.560970	28.19%	0	2009
	10.000000	6.678536	-33.21%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.609756	10.782030	25.23%	0	2009
	16.355772	8.609756	-47.36%	0	2008
	15.169611	16.355772	7.82%	0	2007
	14.959391	15.169611	1.41%	0	2006
	14.085392	14.959391	6.21%	1,461	2005
	12.640410	14.085392	11.43%	1,725	2004
	9.581953	12.640410	31.92%	2,114	2003
	14.619524	9.581953	-34.46%	4,138	2002
	16.690944	14.619524	-12.41%	42,113	2001
	20.263696	16.690944	-17.63%	16,670	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	14.562495	18.058391	24.01%	2,334	2009
	21.846505	14.562495	-33.34%	3,569	2008
	23.884569	21.846505	-8.53%	5,141	2007
	20.724738	23.884569	15.25%	5,046	2006
	20.463931	20.724738	1.27%	5,075	2005
	17.756675	20.463931	15.25%	5,366	2004
	11.521769	17.756675	54.11%	6,058	2003
	16.100836	11.521769	-28.44%	4,959	2002
	12.776504	16.100836	26.02%	79,112	2001
	11.693190	12.776504	9.26%	2,045	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	13.488714	17.851607	32.34%	375	2009
	22.211989	13.488714	-39.27%	743	2008
	22.137835	22.211989	0.33%	1,436	2007
	20.110129	22.137835	10.08%	2,166	2006
	18.222675	20.110129	10.36%	2,849	2005
	15.582883	18.222675	16.94%	3,032	2004
	11.247212	15.582883	38.55%	3,487	2003
	13.847390	11.247212	-18.78%	3,615	2002
	15.108647	13.847390	-8.35%	3,664	2001
	14.120006	15.108647	7.00%	3,878	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	6.473769	8.020350	23.89%	4,010	2009
	11.274443	6.473769	-42.58%	3,266	2008
	10.608433	11.274443	6.28%	171	2007
	9.501937	10.608433	11.64%	184	2006
	9.000863	9.501937	5.57%	198	2005
	8.347189	9.000863	7.83%	214	2004
	6.662646	8.347189	25.28%	231	2003
	8.205402	6.662646	-18.80%	251	2002
	9.472081	8.205402	-13.37%	251	2001
	9.848668	9.472081	-3.82%	251	2000

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.580156	7.172938	28.54%	1,679	2009
	10.000000	5.580156	-44.20%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.826970	10.341446	5.24%	0	2009
	10.000000	9.826970	-1.73%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.907066	29.07%	0

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.881784	28.82%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	6.210982	7.844435	26.30%	1,774	2009

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	6.857644	9.737144	41.99%	4,225	2009
	12.811846	6.857644	-46.47%	4,292	2008
	11.424764	12.811846	12.14%	4,815	2007
	10.771549	11.424764	6.06%	4,914	2006
	10.431004	10.771549	3.26%	5,538	2005
	9.928130	10.431004	5.07%	12,698	2004
	7.716890	9.928130	28.65%	13,369	2003
	10.738951	7.716890	-28.14%	15,136	2002
	12.504224	10.738951	-14.12%	9,242	2001
	12.755147	12.504224	-1.97%	28,468	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.246673	18.181349	37.25%	2,239	2009
	22.544746	13.246673	-41.24%	2,796	2008
	21.580799	22.544746	4.47%	2,985	2007
	18.662895	21.580799	15.63%	4,152	2006
	16.612442	18.662895	12.34%	3,264	2005
	14.185285	16.612442	17.11%	3,600	2004
	10.000000	14.185285	41.85%	1,049	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.224685	11.294605	37.33%	1,076	2009
	13.996399	8.224685	-41.24%	1,076	2008
	13.400279	13.996399	4.45%	1,076	2007
	11.588105	13.400279	15.64%	1,076	2006
	10.317629	11.588105	12.31%	1,076	2005
	8.812554	10.317629	17.08%	1,076	2004
	6.271334	8.812554	40.52%	1,076	2003
	8.197763	6.271334	-23.50%	2,619	2002
	9.486763	8.197763	-13.59%	1,433	2001
	10.000000	9.486763	-5.13%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.980000	2.465796	24.54%	0	2009
	9.547642	1.980000	-79.26%	0	2008
	10.000000	9.547642	-4.52%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.156016	2.654585	23.12%	0	2009
	10.289574	2.156016	-79.05%	0	2008
	10.484513	10.289574	-1.86%	0	2007
	10.000000	10.484513	4.85%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	6.649117	8.380574	26.04%	6,230	2009
	10.999158	6.649117	-39.55%	5,831	2008
	10.721832	10.999158	2.59%	5,974	2007
	9.486847	10.721832	13.02%	6,530	2006
	9.110826	9.486847	4.13%	6,749	2005
	8.471704	9.110826	7.54%	6,930	2004
	6.804394	8.471704	24.50%	8,585	2003
	8.528973	6.804394	-20.22%	8,067	2002
	9.663699	8.528973	-11.74%	6,779	2001
	10.780952	9.663699	-10.36%	8,157	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.914539	7.972456	34.79%	5,326	2009
	9.683209	5.914539	-38.92%	1,983	2008
	9.977364	9.683209	-2.95%	454	2007
	10.000000	9.977364	-0.23%	435	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	5.687744	7.410380	30.29%	1,322	2009
	11.366549	5.687744	-49.96%	2,987	2008
	10.881080	11.366549	4.46%	2,994	2007
	10.756467	10.881080	1.16%	3,000	2006
	9.746041	10.756467	10.37%	4,473	2005
	8.281709	9.746041	17.68%	6,335	2004
	6.711524	8.281709	23.40%	6,796	2003
	9.460391	6.711524	-29.06%	8,107	2002
	14.011209	9.460391	-32.48%	8,882	2001
	16.065210	14.011209	-12.79%	25,796	2000

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.837712	8.38%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.916941	9.17%	8,506	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.549658	9.124391	39.31%	1,048	2009
	11.624520	6.549658	-43.66%	935	2008
	10.518967	11.624520	10.51%	0	2007
	10.000000	10.518967	5.19%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.949430	8.551909	23.06%	0	2009
	11.098330	6.949430	-37.38%	0	2008
	10.964890	11.098330	1.22%	0	2007
	10.000000	10.964890	9.65%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.485673	10.218571	7.73%	1,777	2009
	10.751862	9.485673	-11.78%	2,192	2008
	10.378444	10.751862	3.60%	0	2007
	10.000000	10.378444	3.78%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	20.304342	25.975701	27.93%	0	2009
	24.306399	20.304342	-16.47%	0	2008
	23.224597	24.306399	4.66%	0	2007
	21.331723	23.224597	8.87%	0	2006
	19.341108	21.331723	10.29%	0	2005
	17.885882	19.341108	8.14%	724	2004
	14.237119	17.885882	25.63%	724	2003
	13.267178	14.237119	7.31%	724	2002
	12.265925	13.267178	8.16%	724	2001
	11.207054	12.265925	9.45%	724	2000

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.458760	21.928415	109.67%	2,670	2009
	30.201220	10.458760	-65.37%	2,895	2008
	22.346891	30.201220	35.15%	337	2007
	16.299663	22.346891	37.10%	0	2006
	12.580370	16.299663	29.56%	0	2005
	10.000000	12.580370	25.80%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	12.769075	26.744986	109.45%	0	2009
	36.903113	12.769075	-65.40%	451	2008
	27.296134	36.903113	35.20%	451	2007
	19.915683	27.296134	37.06%	451	2006
	15.355819	19.915683	29.69%	451	2005
	12.414897	15.355819	23.69%	451	2004
	8.194950	12.414897	51.49%	451	2003
	8.590347	8.194950	-4.60%	451	2002
	8.905697	8.590347	-3.54%	451	2001
	15.591319	8.905697	-42.88%	451	2000

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	17.142666	26.547303	54.86%	2,551	2009
	32.370850	17.142666	-47.04%	2,151	2008
	22.673126	32.370850	42.77%	324	2007
	18.529248	22.673126	22.36%	0	2006
	12.437953	18.529248	48.97%	0	2005
	10.000000	12.437953	24.38%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	21.958264	33.986489	54.78%	0	2009
	41.485693	21.958264	-47.07%	0	2008
	29.051620	41.485693	42.80%	0	2007
	23.750531	29.051620	22.32%	0	2006
	15.937007	23.750531	49.03%	0	2005
	13.057130	15.937007	22.06%	256	2004
	9.178700	13.057130	42.25%	256	2003
	9.614735	9.178700	-4.54%	507	2002
	10.928549	9.614735	-12.02%	0	2001
	9.983781	10.928549	9.46%	0	2000

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.047121	30.47%	0	2009*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.849380	13.797970	40.09%	0	2009
	15.610701	9.849380	-36.91%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.956148	11.857942	8.23%	1,685	2009
	11.337083	10.956148	-3.36%	2,570	2008
	10.544885	11.337083	7.51%	576	2007
	10.569860	10.544885	-0.24%	535	2006
	10.597463	10.569860	-0.26%	4,230	2005
	10.199070	10.597463	3.91%	0	2004
	10.000000	10.199070	1.99%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	7.147456	8.288964	15.97%	16,779	2009
	11.127253	7.147456	-35.77%	17,291	2008
	11.339995	11.127253	-1.88%	17,570	2007
	9.862054	11.339995	14.99%	21,087	2006
	9.597814	9.862054	2.75%	23,510	2005
	8.649846	9.597814	10.96%	29,855	2004
	6.809455	8.649846	27.03%	30,095	2003
	8.600411	6.809455	-20.82%	27,200	2002
	9.557420	8.600411	-10.01%	18,325	2001
	10.887381	9.557420	-12.22%	7,083	2000

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.853122	10.021054	27.61%	1,315	2009
	10.571090	7.853122	-25.71%	1,315	2008
	11.019999	10.571090	-4.07%	1,315	2007
	10.000000	11.019999	10.20%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	11.076166	13.037303	17.71%	6,491	2009
	15.404195	11.076166	-28.10%	6,546	2008
	16.537923	15.404195	-6.86%	9,358	2007
	14.192711	16.537923	16.52%	11,974	2006
	13.759467	14.192711	3.15%	16,958	2005
	12.255061	13.759467	12.28%	19,135	2004
	9.677116	12.255061	26.64%	18,584	2003
	11.278022	9.677116	-14.19%	14,695	2002
	10.180559	11.278022	10.78%	9,819	2001
	8.774191	10.180559	16.03%	6,794	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.031177	20.31%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.098823	0.99%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.614918	11.804780	22.78%	573	2009
	14.172865	9.614918	-32.16%	588	2008
	14.529282	14.172865	-2.45%	582	2007
	12.931332	14.529282	12.36%	602	2006
	12.279419	12.931332	5.31%	889	2005
	10.259199	12.279419	19.69%	953	2004
	7.582387	10.259199	35.30%	904	2003
	10.000000	7.582387	-24.18%	456	2002*

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	5.275457	6.929234	31.35%	0	2009
	8.192611	5.275457	-35.61%	0	2008
	7.740926	8.192611	5.84%	0	2007
	7.218294	7.740926	7.24%	0	2006
	7.093745	7.218294	1.76%	0	2005
	6.801352	7.093745	4.30%	613	2004
	5.496597	6.801352	23.74%	1,963	2003
	7.877818	5.496597	-30.23%	613	2002
	10.362676	7.877818	-23.98%	613	2001
	11.860138	10.362676	-12.63%	3,611	2000

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	6.437029	7.985805	24.06%	29,976	2009
	10.428608	6.437029	-38.28%	26,944	2008
	10.090526	10.428608	3.35%	28,694	2007
	8.896205	10.090526	13.43%	41,692	2006
	8.652843	8.896205	2.81%	43,823	2005
	7.964001	8.652843	8.65%	51,245	2004
	6.317855	7.964001	26.06%	49,100	2003
	8.287031	6.317855	-23.76%	53,361	2002
	9.610581	8.287031	-13.77%	44,163	2001
	10.786928	9.610581	-10.91%	12,470	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	7.574182	9.115753	20.35%	0	2009
	10.948671	7.574182	-30.82%	0	2008
	10.408105	10.948671	5.19%	0	2007
	9.099044	10.408105	14.39%	7,655	2006
	8.876728	9.099044	2.50%	7,655	2005
	8.605202	8.876728	3.16%	7,655	2004
	7.231846	8.605202	18.99%	7,974	2003
	8.842525	7.231846	-18.22%	7,974	2002
	9.930036	8.842525	-10.95%	7,655	2001
	10.177277	9.930036	-2.43%	6,835	2000

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.069728	14.274621	18.27%	4,526	2009
	13.257135	12.069728	-8.96%	4,807	2008
	12.811703	13.257135	3.48%	9,291	2007
	12.525554	12.811703	2.28%	11,808	2006
	12.591152	12.525554	-0.52%	15,852	2005
	12.374004	12.591152	1.75%	19,085	2004
	12.041407	12.374004	2.76%	18,852	2003
	11.218050	12.041407	7.34%	23,514	2002
	10.577071	11.218050	6.06%	6,485	2001
	9.750926	10.577071	8.47%	2,293	2000

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	8.223364	10.025789	21.92%	0	2009
	11.177043	8.223364	-26.43%	0	2008
	10.477185	11.177043	6.68%	0	2007
	10.000000	10.477185	4.77%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	7.502903	9.488059	26.46%	0	2009
	11.355067	7.502903	-33.92%	0	2008
	10.497095	11.355067	8.17%	0	2007
	10.000000	10.497095	4.97%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	6.983293	9.011193	29.04%	0	2009
	11.484335	6.983293	-39.19%	0	2008
	10.517174	11.484335	9.20%	0	2007
	10.000000	10.517174	5.17%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	9.224818	12.289568	33.22%	31,878	2009
	16.370316	9.224818	-43.65%	33,828	2008
	14.187919	16.370316	15.38%	39,662	2007
	12.946768	14.187919	9.59%	55,327	2006
	11.282485	12.946768	14.75%	64,635	2005
	9.961246	11.282485	13.26%	69,391	2004
	7.902955	9.961246	26.04%	67,723	2003
	8.885347	7.902955	-11.06%	50,493	2002
	10.325655	8.885347	-13.95%	53,035	2001
	11.270766	10.325655	-8.39%	45,726	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	5.983448	8.671008	44.92%	3,716	2009
	13.364194	5.983448	-55.23%	4,342	2008
	9.345118	13.364194	43.01%	4,679	2007
	10.000000	9.345118	-6.55%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	7.214519	9.212249	27.69%	17,630	2009
	12.823164	7.214519	-43.74%	18,985	2008
	12.876979	12.823164	-0.42%	23,897	2007
	10.919664	12.876979	17.92%	37,325	2006
	10.513858	10.919664	3.86%	39,714	2005
	9.612401	10.513858	9.38%	48,440	2004
	7.516835	9.612401	27.88%	51,937	2003
	9.222382	7.516835	-18.49%	45,567	2002
	9.896058	9.222382	-6.81%	38,770	2001
	9.303685	9.896058	6.37%	11,050	2000

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	4.077511	5.834798	43.10%	1,067	2009
	9.240175	4.077511	-55.87%	1,067	2008
	7.648109	9.240175	20.82%	1,067	2007
	7.395864	7.648109	3.41%	2,246	2006
	6.917967	7.395864	6.91%	4,143	2005
	6.580234	6.917967	5.13%	3,535	2004
	5.167863	6.580234	27.33%	3,535	2003
	6.739861	5.167863	-23.32%	3,203	2002
	8.022575	6.739861	-15.99%	11,696	2001
	9.863165	8.022575	-18.66%	5,423	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	5.528456	6.957073	25.84%	15,794	2009
	10.669839	5.528456	-48.19%	17,664	2008
	8.564968	10.669839	24.58%	17,982	2007
	8.171451	8.564968	4.82%	32,671	2006
	7.874090	8.171451	3.78%	35,935	2005
	7.765017	7.874090	1.40%	49,927	2004
	5.955034	7.765017	30.39%	47,542	2003
	8.688117	5.955034	-31.46%	46,510	2002
	10.755009	8.688117	-19.22%	47,540	2001
	12.313961	10.755009	-12.66%	22,617	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	7.067396	9.978355	41.19%	1,884	2009
	9.604171	7.067396	-26.41%	1,884	2008
	9.528048	9.604171	0.80%	2,506	2007
	8.726729	9.528048	9.18%	3,963	2006
	8.667545	8.726729	0.68%	3,982	2005
	8.062996	8.667545	7.50%	8,994	2004
	6.466604	8.062996	24.69%	15,248	2003
	6.355190	6.466604	1.75%	11,320	2002
	7.346312	6.355190	-13.49%	1,112	2001
	9.666051	7.346312	-24.00%	1,112	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.194785	10.169297	41.34%	811	2009
	9.766199	7.194785	-26.33%	966	2008
	10.000000	9.766199	-2.34%	1,160	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.312555	11.714253	13.59%	12,116	2009
	10.865053	10.312555	-5.09%	19,590	2008
	10.618101	10.865053	2.33%	22,393	2007
	10.366426	10.618101	2.43%	21,360	2006
	10.340808	10.366426	0.25%	22,988	2005
	10.094375	10.340808	2.44%	17,344	2004
	10.000000	10.094375	0.94%	9,999	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.616903	9.097945	37.50%	2,085	2009
	11.139451	6.616903	-40.60%	1,472	2008
	9.823392	11.139451	13.40%	1,472	2007
	10.000000	9.823392	-1.77%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	8.430171	10.467057	24.16%	851	2009
	15.293567	8.430171	-44.88%	851	2008
	13.288820	15.293567	15.09%	851	2007
	11.472699	13.288820	15.83%	2,393	2006
	9.819415	11.472699	16.84%	5,047	2005
	8.810945	9.819415	11.45%	5,248	2004
	6.265330	8.810945	40.63%	5,248	2003
	8.009778	6.265330	-21.78%	5,248	2002
	10.361858	8.009778	-22.70%	7,751	2001
	13.050088	10.361858	-20.60%	4,336	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.364556	12.874153	24.21%	4,786	2009
	18.807164	10.364556	-44.89%	1,160	2008
	16.339258	18.807164	15.10%	642	2007
	14.105906	16.339258	15.83%	432	2006
	12.077938	14.105906	16.79%	2,391	2005
	10.836673	12.077938	11.45%	2,197	2004
	7.703235	10.836673	40.68%	672	2003
	10.000000	7.703235	-22.97%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.351459	11.362675	54.56%	0	2009
	15.333778	7.351459	-52.06%	0	2008
	14.788293	15.333778	3.69%	0	2007
	12.959498	14.788293	14.11%	0	2006
	12.867635	12.959498	0.71%	1,355	2005
	11.495520	12.867635	11.94%	5,078	2004
	7.418650	11.495520	54.95%	2,970	2003
	10.000000	7.418650	-25.81%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.798968	10.384783	33.16%	0	2009
	11.290361	7.798968	-30.92%	201	2008
	11.082100	11.290361	1.88%	1,175	2007
	10.000000	11.082100	10.82%	81	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.382308	8.094732	26.83%	2,724	2009
	9.703244	6.382308	-34.23%	1,441	2008
	10.123035	9.703244	-4.15%	1,441	2007
	10.000000	10.123035	1.23%	156	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.575833	8.410983	27.91%	0	2009
	10.000000	6.575833	-34.24%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.245187	10.587356	69.53%	0	2009
	13.437955	6.245187	-53.53%	650	2008
	10.633896	13.437955	26.37%	679	2007
	10.000000	10.633896	6.34%	131	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.180141	9.673673	34.73%	2,224	2009
	12.266862	7.180141	-41.47%	603	2008
	10.821415	12.266862	13.36%	742	2007
	10.000000	10.821415	8.21%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.842171	13.802097	16.55%	21,699	2009
	11.354499	11.842171	4.29%	19,518	2008
	10.414712	11.354499	9.02%	19,518	2007
	10.000000	10.414712	4.15%	0	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.195334	8.529731	18.55%	0	2009
	12.771478	7.195334	-43.66%	0	2008
	11.641021	12.771478	9.71%	0	2007
	11.176736	11.641021	4.15%	0	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.604552	10.603369	39.43%	531	2009
	14.647327	7.604552	-48.08%	0	2008
	13.493907	14.647327	8.55%	0	2007
	11.819189	13.493907	14.17%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	16.825408	20.660999	22.80%	0	2009*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.100431	8.747266	43.39%	15,642	2009
	11.155504	6.100431	-45.31%	16,012	2008
	8.314866	11.155504	34.16%	18,330	2007
	7.759494	8.314866	7.16%	35,348	2006
	7.019832	7.759494	10.54%	48,421	2005
	6.059662	7.019832	15.85%	67,063	2004
	5.132236	6.059662	18.07%	70,868	2003
	6.216622	5.132236	-17.44%	61,242	2002
	8.099528	6.216622	-23.25%	67,782	2001
	10.000000	8.099528	-19.00%	50,540	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.719604	11.908820	54.27%	0	2009
	14.012232	7.719604	-44.91%	0	2008
	11.720685	14.012232	19.55%	120	2007
	11.057037	11.720685	6.00%	555	2006
	10.113532	11.057037	9.33%	2,954	2005
	10.213590	10.113532	-0.98%	3,472	2004
	7.068798	10.231590	44.49%	1,177	2003
	10.000000	7.068798	-29.31%	112	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.503305	3.856916	54.07%	3,192	2009
	4.550037	2.503305	-44.98%	3,192	2008
	3.807684	4.550037	19.50%	3,192	2007
	3.595815	3.807684	5.89%	5,980	2006
	3.282397	3.595815	9.55%	11,752	2005
	3.323741	3.282397	-1.24%	13,518	2004
	2.310691	3.323741	43.84%	13,518	2003
	3.983793	2.310691	-42.00%	13,518	2002
	6.472936	3.983793	-38.45%	14,603	2001
	10.000000	6.472936	-35.27%	12,017	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.096566	23.030335	75.85%	3,535	2009
	27.908177	13.096566	-53.07%	3,957	2008
	22.192229	27.908177	25.76%	4,276	2007
	15.404413	22.192229	44.06%	4,215	2006
	11.881594	15.404413	29.65%	6,419	2005
	10.192274	11.881594	16.57%	9,914	2004
	7.713978	10.192274	32.13%	10,314	2003
	10.000000	7.713978	-22.86%	2,763	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.554689	13.284886	75.85%	12,484	2009
	16.105099	7.554689	-53.09%	12,893	2008
	12.812019	16.105099	25.70%	14,124	2007
	8.897329	12.812019	44.00%	29,148	2006
	6.866639	8.897329	29.57%	44,044	2005
	5.891540	6.866639	16.55%	53,944	2004
	4.459429	5.891540	32.11%	62,950	2003
	6.116877	4.459429	-27.10%	64,392	2002
	8.136062	6.116877	-24.82%	74,767	2001
	10.000000	8.136062	-18.64%	49,861	2000*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.213885	11.463604	24.42%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.895116	11.898593	20.25%	0	2009
	14.982427	9.895116	-33.96%	146	2008
	14.181624	14.982427	5.65%	198	2007
	11.983493	14.181624	18.34%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.804455	9.798254	11.29%	0	2009
	10.356657	8.804455	-14.99%	0	2008
	10.067167	10.356657	2.88%	0	2007
	9.837808	10.067167	2.33%	4,479	2006
	9.875108	9.837808	-0.38%	4,479	2005
	9.978359	9.875108	-1.03%	4,479	2004
	10.000000	9.978359	-0.22%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.101737	9.766186	20.54%	0	2009
	13.631259	8.101737	-40.57%	0	2008
	13.811409	13.631259	-1.30%	0	2007
	13.362127	13.811409	3.36%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.281138	10.687698	29.06%	0	2009
	13.926091	8.281138	-40.54%	0	2008
	13.179347	13.926091	5.67%	0	2007
	11.802919	13.179347	11.66%	0	2006
	11.247371	11.802919	4.94%	0	2005
	10.000000	11.247371	12.47%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.281378	12.81%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.413156	24.13%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.496405	9.085128	21.19%	2,696	2009
	10.870847	7.496405	-31.04%	6,450	2008
	10.430613	10.870847	4.22%	7,411	2007
	10.000000	10.430613	4.31%	5,106	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.318922	10.263054	10.13%	422	2009
	10.529215	9.318922	-11.49%	1,218	2008
	10.412741	10.529215	1.12%	2,482	2007
	10.000000	10.412741	4.13%	1,122	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.248531	10.079451	39.06%	559	2009
	12.029430	7.248531	-39.74%	246	2008
	10.712318	12.029430	12.30%	777	2007
	10.000000	10.712318	7.12%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.163543	8.399928	36.28%	674	2009
	11.251384	6.163543	-45.22%	376	2008
	10.240314	11.251384	9.87%	442	2007
	10.000000	10.240314	2.40%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.943759	7.628096	28.34%	751	2009
	9.772893	5.943759	-39.18%	0	2008
	10.000000	9.772893	-2.27%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.173240	13.151905	43.37%	8,791	2009
	12.972417	9.173240	-29.29%	10,650	2008
	12.809951	12.972417	1.27%	10,703	2007
	11.793567	12.809951	8.62%	13,907	2006
	11.729931	11.793567	0.54%	14,054	2005
	10.849470	11.729931	8.12%	16,899	2004
	9.035786	10.849470	20.07%	21,913	2003
	8.913897	9.035786	1.37%	16,021	2002
	8.710943	8.913897	2.33%	4,517	2001
	9.670105	8.710943	-9.92%	789	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.090783	11.606439	43.45%	1,424	2009
	11.458925	8.090783	-29.39%	1,697	2008
	11.311733	11.458925	1.30%	2,038	2007
	10.414642	11.311733	8.61%	1,842	2006
	10.000000	10.414642	4.15%	1,724	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	7.929776	10.101526	27.39%	0	2009

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	12.755954	16.243106	27.34%	1,451	2009
	24.073648	12.755954	-47.01%	1,119	2008
	19.282275	24.073648	24.85%	1,166	2007
	14.768312	19.282275	30.57%	380	2006
	11.552260	14.768312	27.84%	557	2005
	10.287431	11.552260	12.29%	0	2004
	7.740771	10.287431	32.90%	0	2003
	10.000000	7.740771	-22.59%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	7.951105	9.760296	22.75%	3,943	2009
	14.547996	7.951105	-45.35%	3,943	2008
	12.357069	14.547996	17.73%	6,094	2007
	9.995826	12.357069	23.62%	8,355	2006
	8.529122	9.995826	17.20%	13,234	2005
	7.509065	8.529122	13.58%	13,275	2004
	5.620023	7.509065	33.61%	13,420	2003
	7.670769	5.620023	-26.73%	13,643	2002
	9.622318	7.670769	-20.28%	13,422	2001
	11.174665	9.622318	-13.89%	13,871	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.317833	17.574907	22.75%	0	2009
	26.190114	14.317833	-45.33%	0	2008
	22.238058	26.190114	17.77%	0	2007
	17.998693	22.238058	23.55%	27	2006
	15.357660	17.998693	17.20%	461	2005
	13.520940	15.357660	13.58%	190	2004
	10.000000	13.520940	35.21%	163	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.119697	7.690153	50.21%	1,788	2009
	10.000000	5.119697	-48.80%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.103762	7.884037	29.17%	0	2009
	10.000000	6.103762	-38.96%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	6.335598	8.038019	26.87%	0	2009
	10.000000	6.335598	-36.64%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	7.892680	9.286886	17.66%	0	2009
	10.000000	7.892680	-21.07%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	7.172940	8.745895	21.93%	0	2009
	10.000000	7.172940	-28.27%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.039133	10.032193	10.99%	0	2009
	10.000000	9.039133	-9.61%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	7.529554	9.016832	19.75%	0	2009
	10.000000	7.529554	-24.70%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	6.811090	8.466193	24.30%	0	2009
	10.000000	6.811090	-31.89%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	8.271397	9.558616	15.56%	0	2009
	10.000000	8.271397	-17.29%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.825497	10.496231	6.83%	0	2009
	10.000000	9.825497	-1.75%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.809519	11.216322	14.34%	0	2009
	10.000000	9.809519	-1.90%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.413179	21.511405	60.38%	0	2009
	32.340229	13.413179	-58.52%	0	2008
	22.623937	32.340229	42.95%	0	2007
	16.850212	22.623937	34.26%	3,481	2006
	12.936008	16.850212	30.26%	3,481	2005
	10.909929	12.936008	18.57%	3,481	2004
	6.722291	10.909929	62.29%	3,481	2003
	8.075525	6.722291	-16.76%	3,481	2002
	8.674187	8.075525	-6.90%	0	2001
	10.000000	8.674187	-13.26%	0	2000*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	14.890464	23.905561	60.54%	96	2009
	35.959778	14.890464	-58.59%	405	2008
	25.161330	35.959778	42.92%	331	2007
	18.750120	25.161330	34.19%	573	2006
	14.392651	18.750120	30.28%	1,382	2005
	12.137097	14.392651	18.58%	612	2004
	7.480416	12.137097	62.25%	160	2003
	10.000000	7.480416	-25.20%	189	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.358898	14.479540	0.84%	12,447	2009
	13.574184	14.358898	5.78%	12,694	2008
	12.900827	13.574184	5.22%	12,743	2007
	12.711905	12.900827	1.49%	14,211	2006
	12.535180	12.711905	1.41%	17,587	2005
	12.361690	12.535180	1.40%	24,804	2004
	12.341436	12.361690	0.16%	41,942	2003
	11.323824	12.341436	8.99%	42,778	2002
	10.752417	11.323824	5.31%	11,013	2001
	9.728561	10.752417	10.52%	2,593	2000

NVIT NVIT Growth Fund: Class I - Q/NQ	3.687157	4.832753	31.07%	1,933	2009
	6.126045	3.687157	-39.81%	1,933	2008
	5.218917	6.126045	17.38%	1,933	2007
	5.005591	5.218917	4.26%	4,954	2006
	4.785963	5.005591	4.59%	4,955	2005
	4.506128	4.785963	6.21%	4,955	2004
	3.456859	4.506128	30.35%	4,681	2003
	4.938830	3.456859	-30.01%	1,933	2002
	6.999319	4.938830	-29.44%	1,183	2001
	9.701077	6.999319	-27.85%	3,523	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.501522	8.211043	26.29%	0	2009
	11.634112	6.501522	-44.12%	0	2008
	10.831580	11.634112	7.41%	120	2007
	10.000000	10.831580	8.32%	125	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.323591	11.646645	24.92%	6,481	2009
	15.033743	9.323591	-37.98%	6,481	2008
	14.449858	15.033743	4.04%	5,696	2007
	12.590217	14.449858	14.77%	5,696	2006
	11.878188	12.590217	5.99%	5,696	2005
	10.607956	11.878188	11.97%	5,696	2004
	8.191707	10.607956	29.50%	7,202	2003
	10.000000	8.191707	-18.08%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.499991	15.00%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.057478	20.57%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.869146	11.643153	7.12%	1,712	2009
	11.777759	10.869146	-7.71%	1,722	2008
	11.382309	11.777759	3.47%	10,067	2007
	10.917407	11.382309	4.26%	1,744	2006
	10.761107	10.917407	1.45%	1,754	2005
	10.471187	10.761107	2.77%	23,889	2004
	9.881785	10.471187	5.96%	23,900	2003
	10.000000	9.881785	-1.18%	23,647	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.088008	11.802072	16.99%	117,340	2009
	13.375677	10.088008	-24.58%	122,365	2008
	12.892538	13.375677	3.75%	158,083	2007
	11.789697	12.892538	9.35%	74,448	2006
	11.396138	11.789697	3.45%	42,911	2005
	10.594686	11.396138	7.56%	36,437	2004
	8.986775	10.594686	17.89%	31,801	2003
	10.000000	8.986775	-10.13%	19,050	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.712156	11.863738	22.15%	30,217	2009
	14.415677	9.712156	-32.63%	53,027	2008
	13.830716	14.415677	4.23%	50,159	2007
	12.295645	13.830716	12.48%	44,271	2006
	11.693395	12.295645	5.15%	31,179	2005
	10.623053	11.693395	10.08%	14,180	2004
	8.541750	10.623053	24.37%	7,920	2003
	10.000000	8.541750	-14.58%	2,471	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.553393	11.872501	12.50%	11,881	2009
	12.650005	10.553393	-16.57%	11,900	2008
	12.170043	12.650005	3.94%	12,180	2007
	11.429780	12.170043	6.48%	33,537	2006
	11.139003	11.429780	2.61%	21,945	2005
	10.585351	11.139003	5.23%	1,163	2004
	9.480584	10.585351	11.65%	1,485	2003
	10.000000	9.480584	-5.19%	1,808	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.272830	16.481668	34.29%	3,742	2009
	19.670901	12.272830	-37.61%	3,886	2008
	18.625430	19.670901	5.61%	3,864	2007
	17.259099	18.625430	7.92%	5,044	2006
	15.677646	17.259099	10.09%	9,632	2005
	13.794761	15.677646	13.65%	12,898	2004
	10.432365	13.794761	32.23%	12,275	2003
	12.543420	10.432365	-16.83%	10,813	2002
	12.943788	12.543420	-3.09%	10,390	2001
	11.440076	12.943788	13.14%	1,732	2000

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.214533	11.017294	-1.76%	46,504	2009
	11.190282	11.214533	0.22%	79,178	2008
	10.875311	11.190282	2.90%	57,729	2007
	10.594160	10.875311	2.65%	27,926	2006
	10.507467	10.594160	0.83%	28,823	2005
	10.613949	10.507467	-1.00%	21,310	2004
	10.741301	10.613949	-1.19%	50,413	2003
	10.807263	10.741301	-0.61%	37,157	2002
	10.623647	10.807263	1.73%	38,779	2001
	10.202456	10.623647	4.13%	5,139	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.975002	13.405083	22.14%	6,219	2009
	13.512748	10.975002	-18.78%	6,303	2008
	13.153432	13.512748	2.73%	7,462	2007
	12.775749	13.153432	2.96%	5,517	2006
	12.731721	12.775749	0.35%	5,157	2005
	12.169900	12.731721	4.62%	6,185	2004
	11.053628	12.169900	10.10%	6,360	2003
	10.499466	11.053628	5.28%	4,967	2002
	10.263086	10.499466	2.30%	3,218	2001
	9.890927	10.263086	3.76%	0	2000

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.066225	8.128943	34.00%	8,717	2009
	10.000000	6.066225	-39.34%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.467656	14.621346	27.50%	3,367	2009
	21.760856	11.467656	-47.30%	3,403	2008
	21.530815	21.760856	1.07%	3,596	2007
	17.861451	21.530815	20.54%	707	2006
	16.231410	17.861451	10.04%	730	2005
	13.744111	16.231410	18.10%	0	2004
	10.000000	13.744111	37.44%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.287665	8.013096	27.44%	5,570	2009
	10.000000	6.287665	-37.12%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.271938	7.847341	25.12%	0	2009
	10.000000	6.271938	-37.28%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.203827	7.744457	24.83%	477	2009

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.194427	7.707532	24.43%	1,140	2009
	10.000000	6.194427	-38.06%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.676263	8.553700	28.12%	2,023	2009
	10.000000	6.676263	-33.24%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.567481	10.723635	25.17%	7,173	2009
	16.283784	8.567481	-47.39%	7,302	2008
	15.110570	16.283784	7.76%	8,973	2007
	14.908742	15.110570	1.35%	9,775	2006
	14.044827	14.908742	6.15%	10,564	2005
	12.610421	14.044827	11.37%	12,596	2004
	9.564082	12.610421	31.85%	13,687	2003
	14.599711	9.564082	-34.49%	11,097	2002
	16.676873	14.599711	-12.46%	8,848	2001
	20.256891	16.676873	-17.67%	7,580	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	14.491008	17.960595	23.94%	4,224	2009
	21.750368	14.491008	-33.38%	4,324	2008
	23.791636	21.750368	-8.58%	5,773	2007
	20.654581	23.791636	15.19%	8,663	2006
	20.405024	20.654581	1.22%	9,047	2005
	17.714566	20.405024	15.19%	14,187	2004
	11.500284	17.714566	54.04%	11,054	2003
	16.079016	11.500284	-28.48%	10,966	2002
	12.765722	16.079016	25.95%	5,321	2001
	11.689250	12.765722	9.21%	2,266	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	13.422488	17.754900	32.28%	5,506	2009
	22.114229	13.422488	-39.30%	5,589	2008
	22.051693	22.114229	0.28%	8,425	2007
	20.042046	22.051693	10.03%	8,517	2006
	18.170195	20.042046	10.30%	8,529	2005
	15.545919	18.170195	16.88%	13,382	2004
	11.226240	15.545919	38.48%	11,761	2003
	13.828616	11.226240	-18.82%	9,063	2002
	15.095906	13.828616	-8.39%	4,110	2001
	14.115240	15.095906	6.95%	1,037	2000

NVIT NVIT Nationwide Fund: Class I - Q/NQ	6.441991	7.976905	23.83%	2,229	2009
	11.224821	6.441991	-42.61%	2,229	2008
	10.567157	11.224821	6.22%	3,579	2007
	9.469764	10.567157	11.59%	6,252	2006
	8.974942	9.469764	5.51%	6,289	2005
	8.327394	8.974942	7.78%	6,275	2004
	6.650221	8.327394	25.22%	6,299	2003
	8.194278	6.650221	-18.84%	6,350	2002
	9.464087	8.194278	-13.42%	9,697	2001
	9.845340	9.464087	-3.87%	3,483	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.578250	7.166841	28.48%	18,895	2009
	10.000000	5.578250	-44.22%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.823638	10.332676	5.18%	0	2009
	10.000000	9.823638	-1.76%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.902691	29.03%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.877409	28.77%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	6.180472	7.801926	26.24%	502	2009
	9.989081	6.180472	-38.13%	502	2008
	10.403832	9.989081	-3.99%	502	2007
	9.140181	10.403832	13.83%	628	2006
	8.928052	9.140181	2.38%	502	2005
	7.737628	8.928052	15.38%	0	2004
	5.994918	7.737628	29.07%	0	2003
	8.155563	5.994918	-26.49%	0	2002
	9.455077	8.155563	-13.74%	0	2001
	10.771674	9.455077	-12.22%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	6.823958	9.684390	41.92%	13,268	2009
	12.755450	6.823958	-46.50%	13,344	2008
	11.380298	12.755450	12.08%	15,460	2007
	10.735078	11.380298	6.01%	34,179	2006
	10.400965	10.735078	3.21%	47,310	2005
	9.904568	10.400965	5.01%	56,145	2004
	7.702487	9.904568	28.59%	59,412	2003
	10.724385	7.702487	-28.18%	56,044	2002
	12.493669	10.724385	-14.16%	68,489	2001
	12.750840	12.493669	-2.02%	44,316	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.208510	18.119752	37.18%	1,465	2009
	22.491279	13.208510	-41.27%	1,487	2008
	21.540637	22.491279	4.41%	4,452	2007
	18.637621	21.540637	15.58%	6,228	2006
	16.598363	18.637621	12.29%	6,197	2005
	14.180467	16.598363	17.05%	8,150	2004
	10.000000	14.180467	41.80%	5,857	2003*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.188452	11.239137	37.26%	18,391	2009
	13.941855	8.188452	-41.27%	18,513	2008
	13.354899	13.941855	4.40%	19,309	2007
	11.554717	13.354899	15.58%	39,581	2006
	10.293133	11.554717	12.26%	52,761	2005
	8.796101	10.293133	17.02%	57,470	2004
	6.262817	8.796101	40.45%	61,614	2003
	8.190803	6.262817	-23.54%	63,453	2002
	9.483571	8.190803	-13.63%	51,202	2001
	10.000000	9.483571	-5.16%	29.533	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.978316	2.462431	24.47%	0	2009
	9.544396	1.978316	-79.27%	0	2008
	10.000000	9.544396	-4.56%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.153085	2.649630	23.06%	0	2009
	10.280841	2.153085	-79.06%	0	2008
	10.480981	10.280841	-1.91%	0	2007
	10.000000	10.480981	4.81%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	6.616510	8.335233	25.98%	14,397	2009
	10.950812	6.616510	-39.58%	14,637	2008
	10.680162	10.950812	2.53%	16,098	2007
	9.454762	10.680162	12.96%	33,490	2006
	9.084631	9.454762	4.07%	42,008	2005
	8.451640	9.084631	7.49%	56,400	2004
	6.791724	8.451640	24.44%	57,841	2003
	8.517435	6.791724	-20.26%	53,543	2002
	9.655553	8.517435	-11.79%	60,365	2001
	10.777319	9.655553	-10.41%	39,310	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.906497	7.957552	34.73%	1,344	2009
	9.674984	5.906497	-38.95%	0	2008
	9.973994	9.674984	-3.00%	128	2007
	10.000000	9.973994	-0.26%	135	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	5.659790	7.370223	30.22%	2,150	2009
	11.316465	5.659790	-49.99%	2,150	2008
	10.838690	11.316465	4.41%	3,319	2007
	10.720007	10.838690	1.11%	6,491	2006
	9.717936	10.720007	10.31%	14,514	2005
	8.262040	9.717936	17.62%	17,099	2004
	6.699002	8.262040	23.33%	15,280	2003
	9.447560	6.699002	-29.09%	13,369	2002
	13.999397	9.447560	-32.51%	13,091	2001
	16.059802	13.999397	-12.83%	7,068	2000

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.834026	8.34%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.913226	9.13%	6,868	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.540762	9.107365	39.24%	0	2009
	11.614654	6.540762	-43.69%	0	2008
	10.515412	11.614654	10.45%	0	2007
	10.000000	10.515412	5.15%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.939991	8.535937	23.00%	0	2009
	11.088911	6.939991	-37.42%	0	2008
	10.961185	11.088911	1.17%	1,013	2007
	10.000000	10.961185	9.61%	990	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.472787	10.199504	7.67%	968	2009
	10.742730	9.472787	-11.82%	968	2008
	10.374930	10.742730	3.55%	968	2007
	10.000000	10.374930	3.75%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	20.204745	25.835133	27.87%	0	2009

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.433966	21.865327	109.56%	1,254	2009
	30.145047	10.433966	-65.39%	1,985	2008
	22.316740	30.145047	35.08%	1,231	2007
	16.285932	22.316740	37.03%	1,696	2006
	12.576135	16.285932	29.50%	1,978	2005
	10.000000	12.576135	25.76%	2,326	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	12.706367	26.600130	109.34%	1,153	2009
	36.740680	12.706367	-65.42%	1,153	2008
	27.189894	36.740680	35.13%	1,153	2007
	19.848229	27.189894	36.99%	1,153	2006
	15.311576	19.848229	29.63%	1,152	2005
	12.385431	15.311576	23.63%	1,159	2004
	8.179648	12.385431	51.42%	6,480	2003
	8.578684	8.179648	-4.65%	6,727	2002
	8.898173	8.578684	-3.59%	2,297	2001
	15.586071	8.898173	-42.91%	342	2000

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	17.102035	26.470902	54.78%	3,724	2009
	32.310630	17.102035	-47.07%	3,760	2008
	22.642532	32.310630	42.70%	3,760	2007
	18.513628	22.642532	22.30%	7,520	2006
	12.433770	18.513628	48.90%	7,520	2005
	10.000000	12.433770	24.34%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	21.850504	33.802479	54.70%	0	2009
	41.303184	21.850504	-47.10%	0	2008
	28.938622	41.303184	42.73%	0	2007
	23.670159	28.938622	22.26%	228	2006
	15.891131	23.670159	48.95%	1,663	2005
	13.026159	15.891131	21.99%	1,663	2004
	9.161589	13.026159	42.18%	0	2003
	9.601688	9.161589	-4.58%	0	2002
	10.919321	9.601688	-12.07%	0	2001
	9.980406	10.919321	9.41%	0	2000

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.042699	30.43%	0	2009*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.815977	13.744163	40.02%	0	2009
	15.565714	9.815977	-36.94%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.924545	11.817719	8.18%	0	2009
	11.310137	10.924545	-3.41%	0	2008
	10.525212	11.310137	7.46%	0	2007
	10.555501	10.525212	-0.29%	0	2006
	10.588445	10.555501	-0.31%	445	2005
	10.195584	10.588445	3.85%	394	2004
	10.000000	10.195584	1.96%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	7.112360	8.244060	15.91%	5,045	2009
	11.078262	7.112360	-35.80%	6,939	2008
	11.295856	11.078262	-1.93%	7,932	2007
	9.828663	11.295856	14.93%	8,128	2006
	9.570180	9.828663	2.70%	10,304	2005
	8.629328	9.570180	10.90%	15,215	2004
	6.796758	8.629328	26.96%	20,775	2003
	8.588758	6.796758	-20.86%	16,523	2002
	9.549358	8.588758	-10.06%	593	2001

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.842445	10.002340	27.54%	151	2009
	10.562111	7.842445	-25.75%	156	2008
	11.016278	10.562111	-4.12%	167	2007
	10.000000	11.016278	10.16%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	11.021790	12.966690	17.65%	11,178	2009
	15.336408	11.021790	-28.13%	15,984	2008
	16.473582	15.336408	-6.90%	20,236	2007
	14.144675	16.473582	16.46%	16,844	2006
	13.719851	14.144675	3.10%	22,284	2005
	12.225996	13.719851	12.22%	31,982	2004
	9.659067	12.225996	26.58%	35,544	2003
	11.262728	9.659067	-14.24%	40,334	2002
	10.171958	11.262728	10.72%	21,804	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.027073	20.27%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.098541	0.99%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.582316	11.758756	22.71%	765	2009
	14.132023	9.582316	-32.19%	792	2008
	14.494829	14.132023	-2.50%	735	2007
	12.907223	14.494829	12.30%	897	2006
	12.262762	12.907223	5.26%	6,305	2005
	10.250496	12.262762	19.63%	4,905	2004
	7.579801	10.250496	35.23%	7,672	2003
	10.000000	7.579801	-24.20%	815	2002*

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	5.249563	6.891696	31.28%	545	2009
	8.156561	5.249563	-35.64%	545	2008
	7.710805	8.156561	5.78%	545	2007
	7.193852	7.710805	7.19%	774	2006
	7.073307	7.193852	1.70%	789	2005
	6.785209	7.073307	4.25%	1,207	2004
	5.486341	6.785209	23.67%	3,404	2003
	7.867141	5.486341	-30.26%	1,233	2002
	10.353934	7.867141	-24.02%	2,098	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	6.405432	7.942550	24.00%	6,168	2009
	10.382725	6.405432	-38.31%	7,669	2008
	10.051278	10.382725	3.30%	9,512	2007
	8.866104	10.051278	13.37%	54,069	2006
	8.627936	8.866104	2.76%	55,631	2005
	7.945117	8.627936	8.59%	62,831	2004
	6.306075	7.945117	25.99%	197,523	2003
	8.275796	6.306075	-23.80%	44,493	2002
	9.602483	8.275796	-13.82%	16,395	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	7.537015	9.066422	20.29%	67	2009
	10.900493	7.537015	-30.86%	67	2008
	10.367598	10.900493	5.14%	759	2007
	9.068240	10.367598	14.33%	904	2006
	8.851164	9.068240	2.45%	1,247	2005
	8.584782	8.851164	3.10%	2,622	2004
	7.218359	8.584782	18.93%	4,912	2003
	8.830538	7.218359	-18.26%	5,988	2002
	9.921665	8.830538	-11.00%	70,360	2001

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.010447	14.197285	18.21%	17,988	2009
	13.198743	12.010447	-9.00%	20,032	2008
	12.761809	13.198743	3.42%	23,334	2007
	12.483117	12.761809	2.23%	25,991	2006
	12.554867	12.483117	-0.57%	26,857	2005
	12.344640	12.554867	1.70%	33,837	2004
	12.018959	12.344640	2.71%	36,720	2003
	11.202838	12.018959	7.28%	250,440	2002
	10.568127	11.202838	6.01%	32,250	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	8.212187	10.007057	21.86%	0	2009
	11.167536	8.212187	-26.46%	0	2008
	10.473636	11.167536	6.63%	0	2007
	10.000000	10.473636	4.74%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	7.492699	9.470323	26.39%	0	2009
	11.345419	7.492699	-33.96%	0	2008
	10.493549	11.345419	8.12%	0	2007
	10.000000	10.493549	4.94%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	6.973800	8.994380	28.97%	0	2009
	11.474582	6.973800	-39.22%	0	2008
	10.513625	11.474582	9.14%	0	2007
	10.000000	10.513625	5.14%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	9.179512	12.222989	33.16%	9,054	2009
	16.298239	9.179512	-43.68%	10,191	2008
	14.132679	16.298239	15.32%	11,388	2007
	12.902914	14.132679	9.53%	14,812	2006
	11.249973	12.902914	14.69%	20,219	2005
	9.937601	11.249973	13.21%	17,883	2004
	7.888206	9.937601	25.98%	27,715	2003
	8.873298	7.888206	-11.10%	21,547	2002
	10.316947	8.873298	-13.99%	3,757	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	5.975291	8.654783	44.84%	3,345	2009
	13.352825	5.975291	-55.25%	2,927	2008
	9.341954	13.352825	42.93%	3,164	2007
	10.000000	9.341954	-6.58%	1,627	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	7.179087	9.162336	27.63%	2,625	2009
	12.766716	7.179087	-43.77%	6,239	2008
	12.826841	12.766716	-0.47%	10,808	2007
	10.882666	12.826841	17.86%	20,478	2006
	10.483561	10.882666	3.81%	39,568	2005
	9.589583	10.483561	9.32%	40,105	2004
	7.502801	9.589583	27.81%	47,884	2003
	9.209865	7.502801	-18.54%	41,202	2002
	9.887701	9.209865	-6.86%	16,929	2001

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	4.057481	5.803174	43.02%	919	2009
	9.199471	4.057481	-55.89%	2,456	2008
	7.618322	9.199471	20.75%	3,478	2007
	7.370812	7.618322	3.36%	3,755	2006
	6.898042	7.370812	6.85%	5,932	2005
	6.564618	6.898042	5.08%	5,983	2004
	5.158219	6.564618	27.27%	6,007	2003
	6.730718	5.158219	-23.36%	5,136	2002
	8.015802	6.730718	-16.03%	2,221	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	5.501308	6.919392	25.78%	8,423	2009
	10.622879	5.501308	-48.21%	9,643	2008
	8.531643	10.622879	24.51%	9,330	2007
	8.143786	8.531643	4.76%	10,287	2006
	7.851401	8.143786	3.72%	12,718	2005
	7.746584	7.851401	1.35%	15,679	2004
	5.943919	7.746584	30.33%	24,584	2003
	8.676331	5.943919	-31.49%	21,826	2002
	10.745932	8.676331	-19.26%	5,548	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	7.032682	9.924303	41.12%	0	2009
	9.561872	7.032682	-26.45%	0	2008
	9.490940	9.561872	0.75%	198	2007
	8.697158	9.490940	9.13%	864	2006
	8.642570	8.697158	0.63%	2,616	2005
	8.043859	8.642570	7.44%	5,539	2004
	6.454537	8.043859	24.62%	11,692	2003
	6.346563	6.454537	1.70%	12,360	2002
	7.340109	6.346563	-13.54%	2,859	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.188666	10.155482	41.27%	2,107	2009
	9.762868	7.188666	-26.37%	2,208	2008
	10.000000	9.762868	-2.37%	2,961	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.282839	11.674567	13.53%	748	2009
	10.839265	10.282839	-5.13%	0	2008
	10.598317	10.839265	2.27%	0	2007
	10.352376	10.598317	2.38%	0	2006
	10.332038	10.352376	0.20%	88	2005
	10.090942	10.332038	2.39%	0	2004
	10.000000	10.090942	0.91%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.607911	9.080948	37.43%	4,221	2009
	11.129989	6.607911	-40.63%	4,221	2008
	9.820078	11.129989	13.34%	2,169	2007
	10.000000	9.820078	-1.80%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	8.388788	10.410369	24.10%	0	2009
	15.226259	8.388788	-44.91%	0	2008
	13.237106	15.226259	15.03%	0	2007
	11.433861	13.237106	15.77%	0	2006
	9.791143	11.433861	16.78%	0	2005
	8.790049	9.791143	11.39%	0	2004
	6.253645	8.790049	40.56%	0	2003
	7.998921	6.253645	-21.82%	0	2002
	10.352122	7.998921	-22.74%	1,561	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.329405	12.823953	24.15%	3,542	2009
	18.752944	10.329405	-44.92%	3,561	2008
	16.300494	18.752944	15.05%	3,347	2007
	14.079590	16.300494	15.77%	3,406	2006
	12.061524	14.079590	16.73%	2,688	2005
	10.827465	12.061524	11.40%	2,688	2004
	7.700598	10.827465	40.61%	6,240	2003
	10.000000	7.700598	-22.99%	5,000	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.326550	11.318404	54.48%	800	2009
	15.289625	7.326550	-52.08%	852	2008
	14.753265	15.289625	3.64%	758	2007
	12.935368	14.753265	14.05%	891	2006
	12.850199	12.935368	0.66%	2,209	2005
	11.485789	12.850199	11.88%	2,135	2004
	7.416124	11.485789	54.88%	2,217	2003
	10.000000	7.416124	-25.84%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.788371	10.365402	33.09%	3,719	2009
	11.280782	7.788371	-30.96%	3,879	2008
	11.078363	11.280782	1.83%	27,720	2007
	10.000000	11.078363	10.78%	3,589	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.373639	8.079637	26.77%	440	2009
	9.695006	6.373639	-34.26%	454	2008
	10.119630	9.695006	-4.20%	487	2007
	10.000000	10.119630	1.20%	2,700	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.573599	8.403837	27.84%	0	2009
	10.000000	6.573599	-34.26%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.236698	10.567577	69.44%	0	2009
	13.426545	6.236698	-53.55%	0	2008
	10.630304	13.426545	26.30%	0	2007
	10.000000	10.630304	6.30%	2,266	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.170387	9.655608	34.66%	0	2009
	12.256440	7.170387	-41.50%	0	2008
	10.817756	12.256440	13.30%	0	2007
	10.000000	10.817756	8.18%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.826102	13.776354	16.49%	7,055	2009
	11.344857	11.826102	4.24%	7,063	2008
	10.411202	11.344857	8.97%	7,082	2007
	10.000000	10.411202	4.11%	2,274	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.170938	8.496494	18.49%	0	2009
	12.734684	7.170938	-43.69%	0	2008
	11.613431	12.734684	9.65%	0	2007
	11.155908	11.613431	4.10%	0	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.586506	10.572814	39.36%	0	2009
	14.620029	7.586506	-48.11%	0	2008
	13.475663	14.620029	8.49%	0	2007
	11.809212	13.475663	14.11%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	16.756337	20.565724	22.73%	0	2009*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.072758	8.703155	43.31%	959	2009
	11.110577	6.072758	-45.34%	2,616	2008
	8.285621	11.110577	34.09%	5,944	2007
	7.736129	8.285621	7.10%	6,657	2006
	7.002249	7.736129	10.48%	7,591	2005
	6.047553	7.002249	15.79%	8,700	2004
	5.124576	6.047553	18.01%	13,315	2003
	6.210517	5.124576	-17.49%	10,989	2002
	8.095727	6.210517	-23.29%	9,550	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.693437	11.862400	54.19%	1,432	2009
	13.971865	7.693437	-44.94%	1,432	2008
	11.692893	13.971865	19.49%	1,432	2007
	11.036415	11.692893	5.95%	1,432	2006
	10.099797	11.036415	9.27%	1,432	2005
	10.204923	10.099797	-1.03%	1,432	2004
	7.066388	10.204923	44.41%	1,432	2003
	10.000000	7.066388	-29.34%	1,432	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.491965	3.837489	53.99%	0	2009
	4.531733	2.491965	-45.01%	0	2008
	3.794312	4.531733	19.43%	0	2007
	3.584998	3.794312	5.84%	0	2006
	3.274176	3.584998	9.49%	1,639	2005
	3.317116	3.274176	-1.29%	3,794	2004
	2.307249	3.317116	43.77%	3,794	2003
	3.979883	2.307249	-42.03%	3,794	2002
	6.469900	3.979883	-38.49%	4,652	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.052178	22.940609	75.76%	1,390	2009
	27.827806	13.052178	-53.10%	1,418	2008
	22.139650	27.827806	25.69%	1,554	2007
	15.375719	22.139650	43.99%	2,695	2006
	11.865467	15.375719	29.58%	4,958	2005
	10.183619	11.865467	16.52%	11,157	2004
	7.711350	10.183619	32.06%	14,036	2003
	10.000000	7.711350	-22.89%	3,577	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.520395	13.217861	75.76%	0	2009
	16.040187	7.520395	-53.12%	0	2008
	12.766913	16.040187	25.64%	0	2007
	8.870508	12.766913	43.93%	0	2006
	6.849407	8.870508	29.51%	0	2005
	5.879751	6.849407	16.49%	0	2004
	4.452769	5.879751	32.05%	2,653	2003
	6.110859	4.452769	-27.13%	15,684	2002
	8.132240	6.110859	-24.86%	3,664	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.192039	11.430608	24.35%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.861580	11.852225	20.19%	0	2009
	14.939269	9.861580	-33.99%	0	2008
	14.148020	14.939269	5.59%	0	2007
	11.961171	14.148020	18.28%	273	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.779082	9.765040	11.23%	0	2009
	10.332070	8.779082	-15.03%	0	2008
	10.048400	10.332070	2.82%	542	2007
	9.824455	10.048400	2.28%	125	2006
	9.866712	9.824455	-0.43%	125	2005
	9.974965	9.866712	-1.09%	125	2004
	10.000000	9.974965	-0.25%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.074258	9.728095	20.48%	0	2009
	13.591960	8.074258	-40.60%	0	2008
	13.778654	13.591960	-1.35%	0	2007
	13.337218	13.778654	3.31%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.261487	10.656892	28.99%	0	2009
	13.900153	8.261487	-40.57%	0	2008
	13.161539	13.900153	5.61%	0	2007
	11.792951	13.161539	11.61%	0	2006
	11.243582	11.792951	4.89%	0	2005
	10.000000	11.243582	12.44%	0	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.277535	12.78%	0	2009*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.408940	24.09%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.486222	9.068158	21.13%	3,829	2009
	10.861614	7.486222	-31.08%	3,829	2008
	10.427094	10.861614	4.17%	3,829	2007
	10.000000	10.427094	4.27%	3,829	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.306266	10.243901	10.08%	2,788	2009
	10.520262	9.306266	-11.54%	2,788	2008
	10.409221	10.520262	1.07%	2,767	2007
	10.000000	10.409221	4.09%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.238672	10.060622	38.98%	3,801	2009
	12.019214	7.238672	-39.77%	4,041	2008
	10.708700	12.019214	12.24%	7,674	2007
	10.000000	10.708700	7.09%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.155155	8.384221	36.21%	278	2009
	11.241811	6.155155	-45.25%	486	2008
	10.236847	11.241811	9.82%	3,623	2007
	10.000000	10.236847	2.37%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.938710	7.617747	28.27%	0	2009
	9.769577	5.938710	-39.21%	0	2008
	10.000000	9.769577	-2.30%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.128208	13.080698	43.30%	0	2009
	12.915318	9.128208	-29.32%	0	2008
	12.760089	12.915318	1.22%	0	2007
	11.753622	12.760089	8.56%	2,943	2006
	11.696138	11.753622	0.49%	10,704	2005
	10.823716	11.696138	8.06%	14,822	2004
	9.018929	10.823716	20.01%	13,462	2003
	8.901799	9.018929	1.32%	12,801	2002
	8.703574	8.901799	2.28%	975	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.075684	11.578896	43.38%	1,284	2009
	11.443376	8.075684	-29.43%	1,370	2008
	11.302178	11.443376	1.25%	1,645	2007
	10.411135	11.302178	8.56%	1,633	2006
	10.000000	10.411135	4.11%	1,648	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	7.896558	10.054098	27.32%	908	2009

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	12.712695	16.179789	27.27%	0	2009
	24.004264	12.712695	-47.04%	0	2008
	19.236540	24.004264	24.78%	0	2007
	14.740766	19.236540	30.50%	133	2006
	11.536563	14.740766	27.77%	3,848	2005
	10.278685	11.536563	12.24%	133	2004
	7.738127	10.278685	32.83%	121	2003
	10.000000	7.738127	-22.62%	1,597	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	7.912047	9.707412	22.69%	0	2009
	14.483916	7.912047	-45.37%	0	2008
	12.308940	14.483916	17.67%	450	2007
	9.961953	12.308940	23.56%	450	2006
	8.504532	9.961953	17.14%	450	2005
	7.491225	8.504532	13.53%	450	2004
	5.609527	7.491225	33.54%	3,299	2003
	7.660350	5.609527	-26.77%	3,468	2002
	9.614186	7.660350	-20.32%	2,531	2001

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.276545	17.515298	22.69%	0	2009
	26.127941	14.276545	-45.36%	0	2008
	22.196628	26.127941	17.71%	0	2007
	17.974288	22.196628	23.49%	39	2006
	15.344625	17.974288	17.14%	81	2005
	13.516344	15.344625	13.53%	88	2004
	10.000000	13.516344	35.16%	92	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.117943	7.683622	50.13%	4,502	2009
	10.000000	5.117943	-48.82%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.101676	7.877335	29.10%	0	2009
	10.000000	6.101676	-38.98%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	6.333434	8.031170	26.81%	0	2009
	10.000000	6.333434	-36.67%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	7.889996	9.278998	17.60%	0	2009
	10.000000	7.889996	-21.10%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	7.170498	8.738475	21.87%	0	2009
	10.000000	7.170498	-28.30%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.036060	10.023671	10.93%	0	2009
	10.000000	9.036060	-9.64%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	7.526994	9.009172	19.69%	0	2009
	10.000000	7.526994	-24.73%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	6.808767	8.458991	24.24%	0	2009
	10.000000	6.808767	-31.91%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	8.268590	9.550512	15.50%	6,648	2009
	10.000000	8.268590	-17.31%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.822155	10.487319	6.77%	0	2009
	10.000000	9.822155	-1.78%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.806200	11.206811	14.28%	0	2009
	10.000000	9.806200	-1.94%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.357013	21.410437	60.29%	0	2009
	32.221287	13.357013	-58.55%	0	2008
	22.552260	32.221287	42.87%	0	2007
	16.805347	22.552260	34.20%	0	2006
	12.908099	16.805347	30.19%	0	2005
	10.891929	12.908099	18.51%	0	2004
	6.714603	10.891929	62.21%	0	2003
	8.070402	6.714603	-16.80%	0	2002
	8.673124	8.070402	-6.95%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	14.839949	23.812346	60.46%	3,023	2009
	35.856138	14.839949	-58.61%	3,023	2008
	25.101651	35.856138	42.84%	2,482	2007
	18.715146	25.101651	34.12%	1,824	2006
	14.373091	18.715146	30.21%	3,300	2005
	12.126779	14.373091	18.52%	3,573	2004
	7.477857	12.126779	62.17%	1,881	2003
	10.000000	7.477857	-25.22%	1,388	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.288448	14.401164	0.79%	6,586	2009
	13.514461	14.288448	5.73%	6,627	2008
	12.850643	13.514461	5.17%	9,853	2007
	12.668885	12.850643	1.43%	10,732	2006
	12.499088	12.668885	1.36%	16,059	2005
	12.332360	12.499088	1.35%	20,763	2004
	12.318429	12.332360	0.11%	24,229	2003
	11.308475	12.318429	8.93%	20,085	2002
	10.743380	11.308475	5.26%	6,464	2001

NVIT NVIT Growth Fund: Class I - Q/NQ	3.669030	4.806528	31.00%	0	2009
	6.099045	3.669030	-39.84%	0	2008
	5.198573	6.099045	17.32%	0	2007
	4.988617	5.198573	4.21%	0	2006
	4.772161	4.988617	4.54%	0	2005
	4.495423	4.772161	6.16%	0	2004
	3.450405	4.495423	30.29%	13,560	2003
	4.932123	3.450405	-30.04%	1,475	2002
	6.993410	4.932123	-29.47%	441	2001

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.492680	8.195706	26.23%	0	2009
	11.624236	6.492680	-44.15%	53	2008
	10.827926	11.624236	7.35%	80	2007
	10.000000	10.827926	8.28%	2,159	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.290738	11.599698	24.85%	0	2009
	14.988421	9.290738	-38.01%	0	2008
	14.413675	14.988421	3.99%	0	2007
	12.565069	14.413675	14.71%	4,781	2006
	11.860489	12.565069	5.94%	4,781	2005
	10.597538	11.860489	11.92%	9,398	2004
	8.187819	10.597538	29.43%	49,244	2003
	10.000000	8.187819	-18.12%	124	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.496080	14.96%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.053380	20.53%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.830834	11.596203	7.07%	0	2009
	11.742210	10.830834	-7.76%	0	2008
	11.353767	11.742210	3.42%	0	2007
	10.895571	11.353767	4.21%	0	2006
	10.745047	10.895571	1.40%	6,798	2005
	10.460887	10.745047	2.72%	8,555	2004
	9.877095	10.460887	5.91%	9,983	2003
	10.000000	9.877095	-1.23%	736	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.052421	11.754457	16.93%	57,132	2009
	13.335296	10.052421	-24.62%	53,707	2008
	12.860200	13.335296	3.69%	56,836	2007
	11.766108	12.860200	9.30%	94,013	2006
	11.379127	11.766108	3.40%	94,949	2005
	10.584261	11.379127	7.51%	115,943	2004
	8.982505	10.584261	17.83%	57,534	2003
	10.000000	8.982505	-10.17%	72,724	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.677928	11.815900	22.09%	12,868	2009
	14.372204	9.677928	-32.66%	1,768	2008
	13.796078	14.372204	4.18%	1,768	2007
	12.271079	13.796078	12.43%	4,752	2006
	11.675960	12.271079	5.10%	9,546	2005
	10.612606	11.675960	10.02%	11,500	2004
	8.537693	10.612606	24.30%	7,756	2003
	10.000000	8.537693	-14.62%	7,756	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.516187	11.824637	12.44%	3,449	2009
	12.611838	10.516187	-16.62%	4,075	2008
	12.139543	12.611838	3.89%	4,129	2007
	11.406930	12.139543	6.42%	10,102	2006
	11.122380	11.406930	2.56%	13,703	2005
	10.574947	11.122380	5.18%	15,667	2004
	9.476086	10.574947	11.60%	16,829	2003
	10.000000	9.476086	-5.24%	12,844	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.212552	16.392374	34.23%	826	2009
	19.584281	12.212552	-37.64%	1,594	2008
	18.552905	19.584281	5.56%	1,615	2007
	17.200627	18.552905	7.86%	1,759	2006
	15.632471	17.200627	10.03%	9,183	2005
	13.762016	15.632471	13.59%	5,103	2004
	10.412893	13.762016	32.16%	13,528	2003
	12.526391	10.412893	-16.87%	12,340	2002
	12.932854	12.526391	-3.14%	2,611	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.159434	10.957581	-1.81%	16,118	2009
	11.140973	11.159434	0.17%	21,570	2008
	10.832935	11.140973	2.84%	16,401	2007
	10.558239	10.832935	2.60%	37,608	2006
	10.477163	10.558239	0.77%	31,549	2005
	10.588727	10.477163	-1.05%	24,481	2004
	10.721236	10.588727	-1.24%	131,829	2003
	10.792570	10.721236	-0.66%	35,856	2002
	10.614638	10.792570	1.68%	71,477	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.921131	13.332495	22.08%	4,459	2009
	13.453279	10.921131	-18.82%	4,570	2008
	13.102255	13.453279	2.68%	5,491	2007
	12.732503	13.102255	2.90%	5,787	2006
	12.695064	12.732503	0.29%	5,934	2005
	12.141036	12.695064	4.56%	9,510	2004
	11.033027	12.141036	10.04%	8,391	2003
	10.485245	11.033027	5.22%	6,087	2002
	10.254426	10.485245	2.25%	2,130	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.064154	8.122037	33.94%	1,445	2009
	10.000000	6.064154	-39.36%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.434620	14.571805	27.44%	2,792	2009
	21.709243	11.434620	-47.33%	2,802	2008
	21.490749	21.709243	1.02%	2,826	2007
	17.837259	21.490749	20.48%	1,316	2006
	16.217645	17.837259	9.99%	299	2005
	13.739440	16.217645	18.04%	299	2004
	10.000000	13.739440	37.39%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.285521	8.006277	27.38%	1,149	2009
	10.000000	6.285521	-37.14%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.269802	7.840677	25.05%	0	2009
	10.000000	6.269802	-37.30%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.201706	7.737878	24.77%	2,162	2009

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.192315	7.700979	24.36%	3,473	2009
	10.000000	6.192315	-38.08%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.673995	8.546437	28.06%	1,368	2009
	10.000000	6.673995	-33.26%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.525395	10.665525	25.10%	1,148	2009
	16.212076	8.525395	-47.41%	1,148	2008
	15.051736	16.212076	7.71%	1,148	2007
	14.858243	15.051736	1.30%	1,148	2006
	14.004358	14.858243	6.10%	1,216	2005
	12.580487	14.004358	11.32%	3,624	2004
	9.546230	12.580487	31.78%	4,131	2003
	14.579903	9.546230	-34.52%	4,105	2002
	16.662806	14.579903	-12.50%	602	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	14.419833	17.863279	23.88%	6,772	2009
	21.654604	14.419833	-33.41%	6,765	2008
	23.699036	21.654604	-8.63%	7,710	2007
	20.584636	23.699036	15.13%	8,053	2006
	20.346244	20.584636	1.17%	11,646	2005
	17.672542	20.346244	15.13%	11,782	2004
	11.478843	17.672542	53.96%	13,204	2003
	16.057232	11.478843	-28.51%	13,566	2002
	12.754961	16.057232	25.89%	3,939	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	13.356587	17.658727	32.21%	897	2009
	22.016885	13.356587	-39.33%	1,588	2008
	21.965869	22.016885	0.23%	1,982	2007
	19.974193	21.965869	9.97%	2,126	2006
	18.117877	19.974193	10.25%	5,258	2005
	15.509055	18.117877	16.82%	5,490	2004
	11.205308	15.509055	38.41%	7,568	2003
	13.809877	11.205308	-18.86%	8,305	2002
	15.083183	13.809877	-8.44%	48,395	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	6.410373	7.933721	23.76%	4,920	2009
	11.175436	6.410373	-42.64%	6,179	2008
	10.526050	11.175436	6.17%	5,535	2007
	9.437717	10.526050	11.53%	8,687	2006
	8.949103	9.437717	5.46%	10,619	2005
	8.307646	8.949103	7.72%	11,223	2004
	6.637820	8.307646	25.16%	13,370	2003
	8.183165	6.637820	-18.88%	10,148	2002
	9.456097	8.183165	-13.46%	2,407	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.576334	7.160718	28.41%	8,290	2009
	10.000000	5.576334	-44.24%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.820295	10.323906	5.13%	0	2009
	10.000000	9.820295	-1.80%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.898308	28.98%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.873037	28.73%	0	2009*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	6.150147	7.759693	26.17%	543	2009
	9.945144	6.150147	-38.16%	572	2008
	10.363376	9.945144	-4.04%	1,543	2007
	9.109262	10.363376	13.77%	3,737	2006
	8.902367	9.109262	2.32%	1,714	2005
	7.719293	8.902367	15.33%	2,003	2004
	5.983746	7.719293	29.00%	3,656	2003
	8.144524	5.983746	-26.53%	1,208	2002
	9.447118	8.144524	-13.79%	658	2001

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	6.790450	9.631938	41.85%	2,361	2009
	12.699285	6.790450	-46.53%	7,400	2008
	11.335986	12.699285	12.03%	9,343	2007
	10.698707	11.335986	5.96%	11,714	2006
	10.370992	10.698707	3.16%	31,325	2005
	9.881067	10.370992	4.96%	35,290	2004
	7.688120	9.881067	28.52%	42,931	2003
	10.709843	7.688120	-28.21%	42,767	2002
	12.483131	10.709843	-14.21%	79,380	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.170458	18.058346	37.11%	940	2009
	22.437939	13.170458	-41.30%	974	2008
	21.500553	22.437939	4.36%	1,740	2007
	18.612375	21.500553	15.52%	2,037	2006
	16.584290	18.612375	12.23%	2,008	2005
	14.175664	16.584290	16.99%	3,811	2004
	10.000000	14.175664	41.76%	2,034	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.152366	11.183906	37.19%	6,077	2009
	13.887498	8.152366	-41.30%	6,130	2008
	13.309652	13.887498	4.34%	7,302	2007
	11.521429	13.309652	15.52%	15,208	2006
	10.268689	11.521429	12.20%	21,907	2005
	8.779681	10.268689	16.96%	23,562	2004
	6.254301	8.779681	40.38%	36,377	2003
	8.183849	6.254301	-23.58%	32,820	2002
	9.480386	8.183849	-13.68%	11,402	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.976624	2.459085	24.41%	0	2009
	9.541140	1.976624	-79.28%	0	2008
	10.000000	9.541140	-4.59%	0	2007*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.150152	2.644677	23.00%	0	2009
	10.272102	2.150152	-79.07%	0	2008
	10.477435	10.272102	-1.96%	0	2007
	10.000000	10.477435	4.77%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	6.584027	8.290075	25.91%	5,922	2009
	10.902611	6.584027	-39.61%	7,362	2008
	10.638593	10.902611	2.48%	8,278	2007
	9.422741	10.638593	12.90%	10,854	2006
	9.058460	9.422741	4.02%	16,341	2005
	8.431587	9.058460	7.43%	21,289	2004
	6.779063	8.431587	24.38%	36,058	2003
	8.505890	6.779063	-20.30%	29,717	2002
	9.647415	8.505890	-11.83%	13,649	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.898466	7.942690	34.66%	3,668	2009
	9.666773	5.898466	-38.98%	3,725	2008
	9.970628	9.666773	-3.05%	4,258	2007
	10.000000	9.970628	-0.29%	3,751	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	5.631981	7.330271	30.15%	4,792	2009
	11.266638	5.631981	-50.01%	5,353	2008
	10.796490	11.266638	4.35%	5,426	2007
	10.683690	10.796490	1.06%	5,639	2006
	9.689932	10.683690	10.26%	5,694	2005
	8.242419	9.689932	17.56%	5,705	2004
	6.686490	8.242419	23.27%	4,714	2003
	9.434727	6.686490	-29.13%	2,995	2002
	13.987563	9.434727	-32.55%	643	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.830339	8.30%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.909511	9.10%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.531878	9.090357	39.17%	0	2009
	11.604798	6.531878	-43.71%	0	2008
	10.511870	11.604798	10.40%	0	2007
	10.000000	10.511870	5.12%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.930562	8.520010	22.93%	0	2009
	11.079496	6.930562	-37.45%	127	2008
	10.957493	11.079496	1.11%	157	2007
	10.000000	10.957493	9.57%	2,093	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.459930	10.180472	7.62%	0	2009
	10.733610	9.459930	-11.87%	0	2008
	10.371430	10.733610	3.49%	0	2007
	10.000000	10.371430	3.71%	513	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	20.105566	25.695244	27.80%	93	2009
	24.092986	20.105566	-16.55%	93	2008
	23.044253	24.092986	4.55%	93	2007
	21.187577	23.044253	8.76%	93	2006
	19.229925	21.187577	10.18%	93	2005
	17.801173	19.229925	8.03%	93	2004
	14.184124	17.801173	25.50%	1,812	2003
	13.231263	14.184124	7.20%	900	2002
	12.245260	13.231263	8.05%	0	2001

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.409210	21.802361	109.45%	0	2009
	30.088916	10.409210	-65.41%	0	2008
	22.286584	30.088916	35.01%	0	2007
	16.272183	22.286584	36.96%	0	2006
	12.571897	16.272183	29.43%	0	2005
	10.000000	12.571897	25.72%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	12.643966	26.456045	109.24%	0	2009
	36.578958	12.643966	-65.43%	0	2008
	27.084066	36.578958	35.06%	0	2007
	19.781013	27.084066	36.92%	0	2006
	15.267461	19.781013	29.56%	0	2005
	12.356025	15.267461	23.56%	0	2004
	8.164377	12.356025	51.34%	0	2003
	8.567036	8.164377	-4.70%	0	2002
	8.890661	8.567036	-3.64%	0	2001

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	17.061497	26.394715	54.70%	1,164	2009
	32.250519	17.061497	-47.10%	1,164	2008
	22.611983	32.250519	42.63%	2,653	2007
	18.498038	22.611983	22.24%	2,329	2006
	12.429598	18.498038	48.82%	0	2005
	10.000000	12.429598	24.30%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	21.743234	33.619407	54.62%	0	2009
	41.121430	21.743234	-47.12%	0	2008
	28.826028	41.121430	42.65%	0	2007
	23.590040	28.826028	22.20%	0	2006
	15.845370	23.590040	48.88%	0	2005
	12.995266	15.845370	21.93%	0	2004
	9.144519	12.995266	42.11%	28,946	2003
	9.588687	9.144519	-4.63%	0	2002
	10.910122	9.588687	-12.11%	0	2001

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.038263	30.38%	0	2009*

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.782682	13.690588	39.95%	0	2009
	15.520845	9.782682	-36.97%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.893024	11.777617	8.12%	0	2009
	11.283253	10.893024	-3.46%	0	2008
	10.505573	11.283253	7.40%	0	2007
	10.541159	10.505573	-0.34%	0	2006
	10.579432	10.541159	-0.36%	0	2005
	10.192099	10.579432	3.80%	0	2004
	10.000000	10.192099	1.92%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	7.077429	8.199389	15.85%	0	2009
	11.029475	7.077429	-35.83%	0	2008
	11.251879	11.029475	-1.98%	0	2007
	9.795363	11.251879	14.87%	0	2006
	9.542602	9.795363	2.65%	0	2005
	8.608836	9.542602	10.85%	0	2004
	6.784071	8.608836	26.90%	0	2003
	8.577091	6.784071	-20.90%	0	2002
	9.541283	8.577091	-10.11%	0	2001
	10.880025	9.541283	-12.30%	0	2000

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.831760	9.983617	27.48%	0	2009
	10.553118	7.831760	-25.79%	0	2008
	11.012546	10.553118	-4.17%	0	2007
	10.000000	11.012546	10.13%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	10.967622	12.896387	17.59%	0	2009
	15.268830	10.967622	-28.17%	0	2008
	16.409396	15.268830	-6.95%	0	2007
	14.096723	16.409396	16.41%	0	2006
	13.680293	14.096723	3.04%	2,328	2005
	12.196960	13.680293	12.16%	2,328	2004
	9.641037	12.196960	26.51%	2,328	2003
	11.247447	9.641037	-14.28%	4,656	2002
	10.163375	11.247447	10.67%	1,286	2001
	8.768259	10.163375	15.91%	0	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.022984	20.23%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.098259	0.98%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.549798	11.712890	22.65%	0	2009
	14.091258	9.549798	-32.23%	0	2008
	14.460436	14.091258	-2.55%	0	2007
	12.883144	14.460436	12.24%	0	2006
	12.246099	12.883144	5.20%	0	2005
	10.241782	12.246099	19.57%	0	2004
	7.577210	10.241782	35.17%	0	2003
	10.000000	7.577210	-24.23%	0	2002*

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	5.223731	6.854289	31.21%	0	2009
	8.120576	5.223731	-35.67%	0	2008
	7.680730	8.120576	5.73%	0	2007
	7.169448	7.680730	7.13%	0	2006
	7.052900	7.169448	1.65%	0	2005
	6.769089	7.052900	4.19%	0	2004
	5.476092	6.769089	23.61%	0	2003
	7.856453	5.476092	-30.30%	0	2002
	10.345179	7.856453	-24.06%	3,022	2001
	11.852125	10.345179	-12.71%	0	2000

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	6.373936	7.899469	23.93%	0	2009
	10.336958	6.373936	-38.34%	0	2008
	10.012097	10.336958	3.24%	0	2007
	8.836043	10.012097	13.31%	0	2006
	8.603055	8.836043	2.71%	0	2005
	7.926250	8.603055	8.54%	0	2004
	6.294303	7.926250	25.93%	0	2003
	8.264570	6.294303	-23.84%	1,585	2002
	9.594375	8.264570	-13.86%	1,003	2001
	10.779645	9.594375	-11.00%	0	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	7.499975	9.017260	20.23%	0	2009
	10.852467	7.499975	-30.89%	0	2008
	10.327216	10.852467	5.09%	0	2007
	9.037512	10.327216	14.27%	0	2006
	8.825656	9.037512	2.40%	2,613	2005
	8.564412	8.825656	3.05%	2,613	2004
	7.204901	8.564412	18.87%	2,613	2003
	8.818570	7.204901	-18.30%	0	2002
	9.913289	8.818570	-11.04%	0	2001
	10.170406	9.913289	-2.53%	0	2000

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.951474	14.120397	18.15%	0	2009
	13.140627	11.951474	-9.05%	0	2008
	12.712125	13.140627	3.37%	0	2007
	12.440839	12.712125	2.18%	0	2006
	12.518711	12.440839	-0.62%	1,762	2005
	12.315361	12.518711	1.65%	1,762	2004
	11.996568	12.315361	2.66%	1,762	2003
	11.187661	11.996568	7.23%	8,689	2002
	10.559225	11.187661	5.95%	647	2001
	9.744333	10.559225	8.36%	0	2000

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	8.201010	9.988357	21.79%	0	2009
	11.158048	8.201010	-26.50%	0	2008
	10.470111	11.158048	6.57%	0	2007
	10.000000	10.470111	4.70%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	7.482528	9.452659	26.33%	0	2009
	11.335796	7.482528	-33.99%	0	2008
	10.490017	11.335796	8.06%	0	2007
	10.000000	10.490017	4.90%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	6.964313	8.977564	28.91%	0	2009
	11.464839	6.964313	-39.26%	0	2008
	10.510072	11.464839	9.08%	0	2007
	10.000000	10.510072	5.10%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	9.134438	12.156769	33.09%	0	2009
	16.226503	9.134438	-43.71%	0	2008
	14.077687	16.226503	15.26%	0	2007
	12.859240	14.077687	9.48%	0	2006
	11.217583	12.859240	14.63%	0	2005
	9.914027	11.217583	13.15%	0	2004
	7.873493	9.914027	25.92%	0	2003
	8.861264	7.873493	-11.15%	619	2002
	10.308233	8.861264	-14.04%	0	2001
	11.263156	10.308233	-8.48%	0	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	5.967164	8.638600	44.77%	0	2009
	13.341479	5.967164	-55.27%	0	2008
	9.338796	13.341479	42.86%	0	2007
	10.000000	9.338796	-6.61%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	7.143796	9.112646	27.56%	0	2009
	12.710451	7.143796	-43.80%	0	2008
	12.776871	12.710451	-0.52%	0	2007
	10.845777	12.776871	17.81%	0	2006
	10.453334	10.845777	3.75%	0	2005
	9.566810	10.453334	9.27%	0	2004
	7.488805	9.566810	27.75%	0	2003
	9.197371	7.488805	-18.58%	0	2002
	9.879350	9.197371	-6.90%	998	2001
	9.297394	9.879350	6.26%	0	2000

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	4.037546	5.771730	42.95%	0	2009
	9.158971	4.037546	-55.92%	0	2008
	7.588671	9.158971	20.69%	0	2007
	7.345851	7.588671	3.31%	0	2006
	6.878173	7.345851	6.80%	0	2005
	6.549041	6.878173	5.03%	0	2004
	5.148599	6.549041	27.20%	0	2003
	6.721581	5.148599	-23.40%	0	2002
	8.009032	6.721581	-16.07%	0	2001
	9.856495	8.009032	-18.74%	0	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	5.474286	6.881900	25.71%	0	2009
	10.576112	5.474286	-48.24%	0	2008
	8.498425	10.576112	24.45%	0	2007
	8.116211	8.498425	4.71%	0	2006
	7.828799	8.116211	3.67%	2,975	2005
	7.728217	7.828799	1.30%	2,975	2004
	5.932835	7.728217	30.26%	2,975	2003
	8.664560	5.932835	-31.53%	0	2002
	10.736866	8.664560	-19.30%	3,754	2001
	12.305653	10.736866	-12.75%	0	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	6.998156	9.870545	41.04%	0	2009
	9.519776	6.998156	-26.49%	0	2008
	9.453998	9.519776	0.70%	0	2007
	8.667686	9.453998	9.07%	0	2006
	8.617667	8.667686	0.58%	0	2005
	8.024768	8.617667	7.39%	0	2004
	6.442506	8.024768	24.56%	0	2003
	6.337956	6.442506	1.65%	0	2002
	7.333907	6.337956	-13.58%	1,142	2001
	9.659523	7.333907	-24.08%	0	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.182545	10.141682	41.20%	0	2009
	9.759531	7.182545	-26.40%	0	2008
	10.000000	9.759531	-2.40%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.253173	11.634953	13.48%	0	2009
	10.813491	10.253173	-5.18%	0	2008
	10.578541	10.813491	2.22%	0	2007
	10.338312	10.578541	2.32%	14,449	2006
	10.323250	10.338312	0.15%	0	2005
	10.087509	10.323250	2.34%	0	2004
	10.000000	10.087509	0.88%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.598911	9.063967	37.36%	0	2009
	11.120520	6.598911	-40.66%	0	2008
	9.816752	11.120520	13.28%	0	2007
	10.000000	9.816752	-1.83%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	8.347541	10.353901	24.04%	0	2009
	15.159129	8.347541	-44.93%	0	2008
	13.185507	15.159129	14.97%	0	2007
	11.395079	13.185507	15.71%	0	2006
	9.762883	11.395079	16.72%	0	2005
	8.769155	9.762883	11.33%	0	2004
	6.241968	8.769155	40.49%	0	2003
	7.988069	6.241968	-21.86%	0	2002
	10.344382	7.988069	-22.78%	0	2001
	13.041301	10.344382	-20.68%	0	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.294328	12.773895	24.09%	0	2009
	18.698826	10.294328	-44.95%	0	2008
	16.261786	18.698826	14.99%	0	2007
	14.053297	16.261786	15.72%	0	2006
	12.045115	14.053297	16.67%	0	2005
	10.818256	12.045115	11.34%	0	2004
	7.697965	10.818256	40.53%	0	2003
	10.000000	7.697965	-23.02%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.301662	11.274215	54.41%	0	2009
	15.245500	7.301662	-52.11%	0	2008
	14.718228	15.245500	3.58%	0	2007
	12.911205	14.718228	14.00%	0	2006
	12.832718	12.911205	0.61%	0	2005
	11.476013	12.832718	11.82%	0	2004
	7.413590	11.476013	54.80%	2,253	2003
	10.000000	7.413590	-25.86%	2,253	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.777777	10.346021	33.02%	0	2009
	11.271182	7.777777	-30.99%	0	2008
	11.074620	11.271182	1.77%	0	2007
	10.000000	11.074620	10.75%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.364966	8.064523	26.70%	0	2009
	9.686757	6.364966	-34.29%	0	2008
	10.116204	9.686757	-4.25%	0	2007
	10.000000	10.116204	1.16%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.571360	8.396706	27.78%	0	2009
	10.000000	6.571360	-34.29%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.228216	10.547843	69.36%	0	2009
	13.415144	6.228216	-53.57%	0	2008
	10.626711	13.415144	26.24%	0	2007
	10.000000	10.626711	6.27%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.160638	9.637565	34.59%	0	2009
	12.246026	7.160638	-41.53%	0	2008
	10.814105	12.246026	13.24%	0	2007
	10.000000	10.814105	8.14%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.810037	13.750632	16.43%	0	2009
	11.335222	11.810037	4.19%	0	2008
	10.407678	11.335222	8.91%	0	2007
	10.000000	10.407678	4.08%	0	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.146604	8.463344	18.42%	0	2009
	12.697954	7.146604	-43.72%	0	2008
	11.585871	12.697954	9.60%	0	2007
	11.135097	11.585871	4.05%	0	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.568492	10.542344	39.29%	0	2009
	14.592799	7.568492	-48.14%	0	2008
	13.457450	14.592799	8.44%	0	2007
	11.799248	13.457450	14.05%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	16.687470	20.470767	22.67%	0	2009

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.045206	8.659259	43.24%	0	2009
	11.065813	6.045206	-45.37%	0	2008
	8.256464	11.065813	34.03%	0	2007
	7.712816	8.256464	7.05%	0	2006
	6.984699	7.712816	10.42%	0	2005
	6.035469	6.984699	15.73%	0	2004
	5.116941	6.035469	17.95%	0	2003
	6.204428	5.116941	-17.53%	0	2002
	8.091928	6.204428	-23.33%	2,529	2001
	10.000000	8.091928	-19.08%	0	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.667327	11.816122	54.11%	0	2009
	13.931562	7.667327	-44.96%	0	2008
	11.665131	13.931562	19.43%	0	2007
	11.015819	11.665131	5.89%	0	2006
	10.086073	11.015819	9.22%	0	2005
	10.196246	10.086073	-1.08%	0	2004
	7.063972	10.196246	44.34%	454	2003
	10.000000	7.063972	-29.36%	454	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.480613	3.818065	53.92%	0	2009
	4.513409	2.480613	-45.04%	0	2008
	3.780892	4.513409	19.37%	0	2007
	3.574151	3.780892	5.78%	0	2006
	3.265930	3.574151	9.44%	0	2005
	3.310444	3.265930	-1.34%	0	2004
	2.303786	3.310444	43.70%	4,504	2003
	3.975953	2.303786	-42.06%	4,504	2002
	6.466853	3.975953	-38.52%	0	2001
	10.000000	6.466853	-35.33%	0	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.007882	22.851111	75.67%	0	2009
	27.747566	13.007882	-53.12%	0	2008
	22.087122	27.747566	25.63%	0	2007
	15.347024	22.087122	43.92%	0	2006
	11.849338	15.347024	29.52%	0	2005
	10.174958	11.849338	16.46%	0	2004
	7.708715	10.174958	31.99%	0	2003
	10.000000	7.708715	-22.91%	0	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.486238	13.151115	75.67%	0	2009
	15.975500	7.486238	-53.14%	0	2008
	12.721943	15.975500	25.57%	0	2007
	8.843749	12.721943	43.85%	0	2006
	6.832211	8.843749	29.44%	0	2005
	5.867965	6.832211	16.43%	0	2004
	4.446112	5.867965	31.98%	0	2003
	6.104844	4.446112	-27.17%	0	2002
	8.128419	6.104844	-24.90%	0	2001
	10.000000	8.128419	-18.72%	0	2000*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.170218	11.397658	24.29%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.828108	11.805985	20.12%	0	2009
	14.896162	9.828108	-34.02%	0	2008
	14.114424	14.896162	5.54%	0	2007
	11.938834	14.114424	18.22%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.753758	9.731920	11.17%	0	2009
	10.307529	8.753758	-15.07%	0	2008
	10.029659	10.307529	2.77%	0	2007
	9.811121	10.029659	2.23%	0	2006
	9.858331	9.811121	-0.48%	0	2005
	9.971565	9.858331	-1.14%	0	2004
	10.000000	9.971565	-0.28%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.046849	9.690136	20.42%	0	2009
	13.552750	8.046849	-40.63%	0	2008
	13.745946	13.552750	-1.41%	0	2007
	13.312320	13.745946	3.26%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.241894	10.626212	28.93%	0	2009
	13.874273	8.241894	-40.60%	0	2008
	13.143764	13.874273	5.56%	0	2007
	11.783005	13.143764	11.55%	0	2006
	11.239804	11.783005	4.83%	0	2005
	10.000000	11.239804	12.40%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	12.404726	24.05%	0	2009

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	6.199597	7.731295	24.71%	0	2009

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.476026	9.051196	21.07%	0	2009

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.293622	10.224777	10.02%	0	2009

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.228832	10.041819	38.91%	0	2009

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.146783	8.368558	36.15%	0	2009

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.933653	7.607377	28.21%	0	2009
	9.766249	5.933653	-39.24%	0	2008
	10.000000	9.766249	-2.34%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.083381	13.009836	43.23%	0	2009
	12.858453	9.083381	-29.36%	0	2008
	12.710419	12.858453	1.16%	0	2007
	11.713813	12.710419	8.51%	0	2006
	11.662441	11.713813	0.44%	5,353	2005
	10.798032	11.662441	8.01%	5,353	2004
	9.002106	10.798032	19.95%	0	2003
	8.889732	9.002106	1.26%	0	2002
	8.696224	8.889732	2.23%	0	2001
	9.663565	8.696224	-10.01%	0	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.060617	11.551411	43.31%	0	2009
	11.427849	8.060617	-29.47%	0	2008
	11.292619	11.427849	1.20%	0	2007
	10.407617	11.292619	8.50%	0	2006
	10.000000	10.407617	4.08%	0	2005*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.300975	21.309755	60.21%	0	2009
	32.102532	13.300975	-58.57%	0	2008
	22.480641	32.102532	42.80%	0	2007
	16.760488	22.480641	34.13%	0	2006
	12.880175	16.760488	30.13%	0	2005
	10.873898	12.880175	18.45%	0	2004
	6.706895	10.873898	2.13%	0	2003
	8.065253	6.706895	-16.84%	0	2002
	8.672055	8.065253	-7.00%	0	2001
	10.000000	8.672055	-13.28%	0	2000*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	14.789610	23.719477	60.38%	0	2009
	35.752788	14.789610	-58.63%	0	2008
	25.042116	35.752788	42.77%	0	2007
	18.680248	25.042116	34.06%	1,252	2006
	14.353568	18.680248	30.14%	3,012	2005
	12.116476	14.353568	18.46%	2,108	2004
	7.475305	12.116476	62.09%	2,108	2003
	10.000000	7.475305	-25.25%	2,108	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	7.863389	10.006756	27.26%	0	2009

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	12.669553	16.116653	27.21%	0	2009
	23.935024	12.669553	-47.07%	0	2008
	19.190879	23.935024	24.72%	0	2007
	14.713249	19.190879	30.43%	1,643	2006
	11.520885	14.713249	27.71%	0	2005
	10.269947	11.520885	12.18%	0	2004
	7.735493	10.269947	32.76%	0	2003
	10.000000	7.735493	-22.65%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	7.873165	9.654773	22.63%	0	2009
	14.420106	7.873165	-45.40%	0	2008
	12.260989	14.420106	17.61%	0	2007
	9.928183	12.260989	23.50%	0	2006
	8.480006	9.928183	17.08%	0	2005
	7.473438	8.480006	13.47%	0	2004
	5.599057	7.473438	33.48%	0	2003
	7.649959	5.599057	-26.81%	0	2002
	9.606072	7.649959	-20.36%	0	2001
	11.167113	9.606072	-13.98%	0	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.235377	17.455896	22.62%	0	2009
	26.065922	14.235377	-45.39%	0	2008
	22.155285	26.065922	17.65%	0	2007
	17.949918	22.155285	23.43%	0	2006
	15.331599	17.949918	17.08%	0	2005
	13.511751	15.331599	13.47%	0	2004
	10.000000	13.511751	35.12%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.116196	7.677086	50.05%	0	2009
	10.000000	5.116196	-48.84%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.099597	7.870627	29.04%	0	2009
	10.000000	6.099597	-39.00%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	6.331277	8.024348	26.74%	0	2009
	10.000000	6.331277	-36.69%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	7.887319	9.271131	17.54%	0	2009
	10.000000	7.887319	-21.13%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	7.168050	8.731043	21.80%	0	2009
	10.000000	7.168050	-28.32%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.032985	10.015163	10.87%	0	2009
	10.000000	9.032985	-9.67%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	7.524429	9.001521	19.63%	0	2009
	10.000000	7.524429	-24.76%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	6.806444	8.451804	24.17%	0	2009
	10.000000	6.806444	-31.94%	0	2008*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.492168	14.92%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.049283	20.49%	0	2009*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	8.265770	9.542396	15.44%	0	2009
	10.000000	8.265770	-17.34%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.818823	10.478421	6.72%	0	2009
	10.000000	9.818823	-1.81%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.802870	11.197302	14.22%	0	2009
	10.000000	9.802870	-1.97%	0	2008*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.218278	14.323144	0.74%	0	2009
	13.454953	14.218278	5.67%	0	2008
	12.800610	13.454953	5.11%	0	2007
	12.625975	12.800610	1.38%	0	2006
	12.463096	12.625975	1.31%	0	2005
	12.303120	12.463096	1.30%	0	2004
	12.295493	12.303120	0.06%	0	2003
	11.293161	12.295493	8.88%	0	2002
	10.734272	11.293161	5.21%	4,560	2001
	9.721987	10.734272	10.41%	0	2000

NVIT NVIT Growth Fund: Class I - Q/NQ	3.650992	4.780474	30.94%	0	2009
	6.072162	3.650992	-39.87%	0	2008
	5.178311	6.072162	17.26%	0	2007
	4.971695	5.178311	4.16%	0	2006
	4.758382	4.971695	4.48%	0	2005
	4.484722	4.758382	6.10%	0	2004
	3.443952	4.484722	30.22%	0	2003
	4.925420	3.443952	-30.08%	0	2002
	6.987497	4.925420	-29.51%	0	2001
	9.694518	6.987497	-27.92%	0	2000

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.483852	8.180392	26.17%	0	2009
	11.614361	6.483852	-44.17%	0	2008
	10.824272	11.614361	7.30%	0	2007
	10.000000	10.824272	8.24%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.257978	11.552908	24.79%	0	2009
	14.943186	9.257978	-38.05%	0	2008
	14.377533	14.943186	3.93%	0	2007
	12.539933	14.377533	14.65%	0	2006
	11.842767	12.539933	5.89%	0	2005
	10.587104	11.842767	11.86%	0	2004
	8.183923	10.587104	29.36%	0	2003
	10.000000	8.183923	-18.16%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.792642	11.549430	7.01%	0	2009
	11.706779	10.792642	-7.81%	0	2008
	11.325309	11.706779	3.37%	0	2007
	10.873772	11.325309	4.15%	0	2006
	10.729004	10.873772	1.35%	0	2005
	10.450593	10.729004	2.66%	0	2004
	9.872402	10.450593	5.86%	0	2003
	10.000000	9.872402	-1.28%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.016980	11.707035	16.87%	0	2009
	13.295057	10.016980	-24.66%	0	2008
	12.827968	13.295057	3.64%	0	2007
	11.742570	12.827968	9.24%	0	2006
	11.362127	11.742570	3.35%	0	2005
	10.573837	11.362127	7.46%	0	2004
	8.978240	10.573837	17.77%	0	2003
	10.000000	8.978240	-10.22%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.643797	11.768230	22.03%	0	2009
	14.328837	9.643797	-32.70%	0	2008
	13.761487	14.328837	4.12%	0	2007
	12.246540	13.761487	12.37%	0	2006
	11.658524	12.246540	5.04%	0	2005
	10.602160	11.658524	9.96%	0	2004
	8.533634	10.602160	24.24%	0	2003
	10.000000	8.533634	-14.66%	0	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.479109	11.776930	12.38%	0	2009
	12.573775	10.479109	-16.66%	0	2008
	12.109113	12.573775	3.84%	0	2007
	11.384121	12.109113	6.37%	0	2006
	11.105782	11.384121	2.51%	0	2005
	10.564539	11.105782	5.12%	0	2004
	9.471588	10.564539	11.54%	0	2003
	10.000000	9.471588	-5.28%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.152558	16.303540	34.16%	0	2009
	19.498034	12.152558	-37.67%	0	2008
	18.480673	19.498034	5.50%	0	2007
	17.142369	18.480673	7.81%	0	2006
	15.587433	17.142369	9.98%	0	2005
	13.729366	15.587433	13.53%	0	2004
	10.393469	13.729366	32.10%	0	2003
	12.509403	10.393469	-16.91%	471	2002
	12.921938	12.509403	-3.19%	0	2001
	11.432355	12.921938	13.03%	0	2000

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.104573	10.898159	-1.86%	0	2009
	11.091854	11.104573	0.11%	0	2008
	10.790701	11.091854	2.79%	0	2007
	10.522423	10.790701	2.55%	0	2006
	10.446928	10.522423	0.72%	0	2005
	10.563553	10.446928	-1.10%	0	2004
	10.701197	10.563553	-1.29%	0	2003
	10.777889	10.701197	-0.71%	6,633	2002
	10.605632	10.777889	1.62%	36,286	2001
	10.195482	10.605632	4.02%	9,076	2000

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.867491	13.260251	22.02%	0	2009
	13.394031	10.867491	-18.86%	0	2008
	13.051225	13.394031	2.63%	0	2007
	12.689357	13.051225	2.85%	0	2006
	12.658477	12.689357	0.24%	0	2005
	12.112226	12.658477	4.51%	0	2004
	11.012457	12.112226	9.99%	0	2003
	10.471032	11.012457	5.17%	0	2002
	10.245769	10.471032	2.20%	0	2001
	9.884242	10.245769	3.66%	0	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.062087	8.115127	33.87%	0	2009
	10.000000	6.062087	-39.38%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.401635	14.522347	27.37%	0	2009
	21.657693	11.401635	-47.36%	0	2008
	21.450698	21.657693	0.96%	0	2007
	17.813067	21.450698	20.42%	364	2006
	16.203883	17.813067	9.93%	2,788	2005
	13.734777	16.203883	17.98%	2,788	2004
	10.000000	13.734777	37.35%	2,809	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.283377	7.999467	27.31%	0	2009
	10.000000	6.283377	-37.17%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.267659	7.834012	24.99%	0	2009
	10.000000	6.267659	-37.32%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.190195	7.694421	24.30%	0	2009
	10.000000	6.190195	-38.10%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.199597	7.731295	24.71%	0	2009

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.671710	8.539166	27.99%	0	2009
	10.000000	6.671710	-33.28%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.483490	10.607693	25.04%	0	2009
	16.140649	8.483490	-47.44%	0	2008
	14.993105	16.140649	7.65%	0	2007
	14.807889	14.993105	1.25%	0	2006
	13.963999	14.807889	6.04%	0	2005
	12.550621	13.963999	11.26%	0	2004
	9.528413	12.550621	31.72%	2,353	2003
	14.560133	9.528413	-34.56%	2,353	2002
	16.648755	14.560133	-12.55%	0	2001
	20.243274	16.648755	-17.76%	0	2000

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	14.348992	17.766470	23.82%	0	2009
	21.559228	14.348992	-33.44%	0	2008
	23.606753	21.559228	-8.67%	0	2007
	20.514908	23.606753	15.07%	0	2006
	20.287630	20.514908	1.12%	584	2005
	17.630611	20.287630	15.07%	584	2004
	11.457422	17.630611	53.88%	2,085	2003
	16.035460	11.457422	-28.55%	2,928	2002
	12.744198	16.035460	25.83%	902	2001
	11.681367	12.744198	9.10%	0	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	13.290967	17.563039	32.14%	0	2009
	21.919930	13.290967	-39.37%	0	2008
	21.880348	21.919930	0.18%	0	2007
	19.906540	21.880348	9.92%	1,328	2006
	18.065673	19.906540	10.19%	650	2005
	15.472238	18.065673	16.76%	650	2004
	11.184395	15.472238	38.34%	2,242	2003
	13.791138	11.184395	-18.90%	2,667	2002
	15.070448	13.791198	-8.49%	1,384	2001
	14.105728	15.070448	6.84%	0	2000

NVIT NVIT Nationwide Fund: Class I - Q/NQ	6.378855	7.890688	23.70%	0	2009
	11.126179	6.378855	-42.67%	0	2008
	10.485028	11.126179	6.11%	0	2007
	9.405708	10.485028	11.48%	0	2006
	8.923294	9.405708	5.41%	0	2005
	8.287900	8.923294	7.67%	0	2004
	6.625425	8.287900	25.09%	0	2003
	8.172057	6.625425	-18.93%	0	2002
	9.448103	8.172057	-13.51%	1,036	2001
	9.838680	9.448103	-3.97%	0	2000

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.574423	7.154609	28.35%	0	2009
	10.000000	5.574423	-44.26%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.816966	10.315146	5.07%	0	2009
	10.000000	9.816966	-1.83%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.893924	28.94%	0	2009*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.868657	28.69%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	6.119917	7.717613	26.11%	0	2009
	9.901315	6.119917	-38.19%	0	2008
	10.322987	9.901315	-4.08%	0	2007
	9.078368	10.322987	13.71%	1,531	2006
	8.876690	9.078368	2.27%	3,244	2005
	7.700955	8.876690	15.27%	3,244	2004
	5.972569	7.700955	28.94%	0	2003
	8.133455	5.972569	-26.57%	0	2002
	9.439135	8.133455	-13.83%	0	2001
	10.764410	9.439135	-12.31%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	6.757084	9.579734	41.77%	0	2009
	12.643338	6.757084	-46.56%	0	2008
	11.291827	12.643338	11.97%	0	2007
	10.662455	11.291827	5.90%	1,272	2006
	10.341087	10.662455	3.11%	0	2005
	9.857594	10.341087	4.90%	0	2004
	7.673761	9.857594	28.46%	0	2003
	10.695313	7.673761	-28.25%	0	2002
	12.472602	10.695313	-14.25%	0	2001
	12.742243	12.472602	-2.12%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.132463	17.997084	37.04%	0	2009
	22.384636	13.132463	-41.33%	0	2008
	21.460476	22.384636	4.31%	0	2007
	18.587129	21.460476	15.46%	1,442	2006
	16.570216	18.587129	12.17%	2,929	2005
	14.170841	16.570216	16.93%	2,929	2004
	10.000000	14.170841	41.71%	2,929	2003*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.116450	11.128954	37.12%	0	2009
	13.833378	8.116450	-41.33%	0	2008
	13.264567	13.833378	4.29%	0	2007
	11.488228	13.264567	15.46%	0	2006
	10.244297	11.488228	12.14%	0	2005
	8.763286	10.244297	16.90%	0	2004
	6.245795	8.763286	40.31%	0	2003
	8.176890	6.245795	-23.62%	0	2002
	9.477189	8.176890	-13.72%	0	2001
	10.000000	9.477189	-5.23%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.974937	2.455744	24.35%	0	2009
	9.537892	1.974937	-79.29%	0	2008
	10.000000	9.537892	-4.62%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.147226	2.639729	22.94%	0	2009
	10.263387	2.147226	-79.08%	0	2008
	10.473904	10.263387	-2.01%	0	2007
	10.000000	10.473904	4.74%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	6.551646	8.245107	25.85%	0	2009
	10.854537	6.551646	-39.64%	0	2008
	10.597115	10.854537	2.43%	0	2007
	9.390774	10.597115	12.85%	0	2006
	9.032316	9.390774	3.97%	0	2005
	8.411542	9.032316	7.38%	0	2004
	6.766391	8.411542	24.31%	0	2003
	8.494330	6.766391	-20.34%	0	2002
	9.639258	8.494330	-11.88%	0	2001
	10.770042	9.639258	-10.50%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.890447	7.927843	34.59%	0	2009
	9.658559	5.890447	-39.01%	0	2008
	9.967258	9.658559	-3.10%	0	2007
	10.000000	9.967258	-0.33%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	5.604300	7.290523	30.09%	0	2009
	11.216980	5.604300	-50.04%	0	2008
	10.754411	11.216980	4.30%	0	2007
	10.647470	10.754411	1.00%	0	2006
	9.661983	10.647470	10.20%	0	2005
	8.222845	9.661983	17.50%	0	2004
	6.674005	8.222845	23.21%	0	2003
	9.421935	6.674005	-29.17%	0	2002
	13.975777	9.421935	-32.58%	0	2001
	16.048985	13.975777	-12.92%	0	2000

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.826649	8.27%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.905794	9.06%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.522986	9.073367	39.10%	0	2009
	11.594927	6.522986	-43.74%	0	2008
	10.508312	11.594927	10.34%	0	2007
	10.000000	10.508312	5.08%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.921132	8.504068	22.87%	0	2009
	11.070083	6.921132	-37.48%	0	2008
	10.953793	11.070083	1.06%	0	2007
	10.000000	10.953793	9.54%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.447078	10.161470	7.56%	0	2009
	10.724487	9.447078	-11.91%	0	2008
	10.367933	10.724487	3.44%	0	2007
	10.000000	10.367933	3.68%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	20.006837	25.556048	27.74%	0	2009
	23.986894	20.006837	-16.59%	0	2008
	22.954535	23.986894	4.50%	0	2007
	21.115803	22.954535	8.71%	0	2006
	19.174523	21.115803	10.12%	1,492	2005
	17.758937	19.174523	7.97%	1,492	2004
	14.157666	17.758937	25.44%	1,492	2003
	13.213325	14.157666	7.15%	1,492	2002
	12.234919	13.213325	8.00%	0	2001
	11.195718	12.234919	9.28%	0	2000

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.384496	21.739520	109.35%	0	2009
	30.032847	10.384496	-65.42%	0	2008
	22.256442	30.032847	34.94%	0	2007
	16.258430	22.256442	36.89%	0	2006
	12.567660	16.258430	29.37%	0	2005
	10.000000	12.567660	25.68%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	12.581837	26.312651	109.13%	0	2009
	36.417891	12.581837	-65.45%	0	2008
	26.978611	36.417891	34.99%	0	2007
	19.714010	26.978611	36.85%	0	2006
	15.223485	19.714010	29.50%	0	2005
	12.326720	15.223485	23.50%	0	2004
	8.149155	12.326720	51.26%	0	2003
	8.555421	8.149155	-4.75%	0	2002
	8.883159	8.555421	-3.69%	0	2001
	15.575591	8.883159	-42.97%	0	2000

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	17.020982	26.318622	54.62%	0	2009
	32.190396	17.020982	-47.12%	0	2008
	22.581383	32.190396	42.55%	0	2007
	18.482404	22.581383	22.18%	2,496	2006
	12.425394	18.482404	48.75%	2,916	2005
	10.000000	12.425394	24.25%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	21.636393	33.437147	54.54%	0	2009
	40.940303	21.636393	-47.15%	0	2008
	28.713761	40.940303	42.58%	0	2007
	23.510115	28.713761	22.13%	0	2006
	15.799703	23.510115	48.80%	0	2005
	12.964418	15.799703	21.87%	0	2004
	9.127452	12.964418	42.04%	0	2003
	9.575679	9.127452	-4.68%	0	2002
	10.900909	9.575679	-12.16%	756	2001
	9.973670	10.900909	9.30%	0	2000

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.033842	30.34%	0	2009*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.683355	13.530846	39.73%	0	2009
	15.386854	9.683355	-37.07%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.798896	11.657993	7.96%	0	2009
	11.202885	10.798896	-3.61%	0	2008
	10.446805	11.202885	7.24%	0	2007
	10.498201	10.446805	-0.49%	0	2006
	10.552410	10.498201	-0.51%	0	2005
	10.181634	10.552410	3.64%	0	2004
	10.000000	10.181634	1.82%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	6.973518	8.066661	15.68%	0	2009
	10.884237	6.973518	-35.93%	0	2008
	11.120804	10.884237	-2.13%	0	2007
	9.696030	11.120804	14.69%	0	2006
	9.460244	9.696030	2.49%	0	2005
	8.547597	9.460244	10.68%	0	2004
	6.746126	8.547597	26.70%	0	2003
	8.542208	6.746126	-21.03%	0	2002
	9.517124	8.542208	-10.24%	3,563	2001

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.799843	9.927730	27.28%	0	2009
	10.526222	7.799843	-25.90%	0	2008
	11.001395	10.526222	-4.32%	0	2007
	10.000000	11.001395	10.01%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	10.806616	12.687633	17.41%	0	2009
	15.067761	10.806616	-28.28%	0	2008
	16.218258	15.067761	-7.09%	1,558	2007
	13.953790	16.218258	16.23%	1,558	2006
	13.562258	13.953790	2.89%	1,558	2005
	12.110238	13.562258	11.99%	1,865	2004
	9.587137	12.110238	26.32%	560	2003
	11.201712	9.587137	-14.41%	422	2002
	10.137636	11.201712	10.50%	0	2001*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.010714	20.11%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.097416	0.97%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.452842	11.576230	22.46%	0	2009
	13.969607	9.452842	-32.33%	0	2008
	14.357676	13.969607	-2.70%	0	2007
	12.811123	14.357676	12.07%	0	2006
	12.196229	12.811123	5.04%	0	2005
	10.215680	12.196229	19.39%	0	2004
	7.569450	10.215680	34.96%	0	2003
	10.000000	7.569450	-24.31%	0	2002*

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	5.147022	6.743326	31.01%	1,524	2009
	8.013618	5.147022	-35.77%	1,524	2008
	7.591231	8.013618	5.56%	1,524	2007
	7.096725	7.591231	6.97%	1,524	2006
	6.992022	7.096725	1.50%	1,524	2005
	6.720932	6.992022	4.03%	1,524	2004
	5.445448	6.720932	23.42%	1,524	2003
	7.824478	5.445448	-30.40%	1,524	2002
	10.318982	7.824478	-24.17%	1,524	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	6.280369	7.771615	23.74%	0	2009
	10.200843	6.280369	-38.43%	0	2008
	9.895472	10.200843	3.09%	0	2007
	8.746439	9.895472	13.14%	0	2006
	8.528816	8.746439	2.55%	0	2005
	7.869869	8.528816	8.37%	0	2004
	6.259089	7.869869	25.74%	3,498	2003
	8.230945	6.259089	-23.96%	3,515	2002
	9.570079	8.230945	-13.99%	4,902	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	7.389870	8.871305	20.05%	0	2009
	10.709550	7.389870	-31.00%	0	2008
	10.206902	10.709550	4.92%	0	2007
	8.945861	10.206902	14.10%	0	2006
	8.749492	8.945861	2.24%	0	2005
	8.503490	8.749492	2.89%	0	2004
	7.164595	8.503490	18.69%	0	2003
	8.782702	7.164595	-18.42%	0	2002
	9.888186	8.782702	-11.18%	0	2001

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.776049	13.891864	17.97%	0	2009
	12.967573	11.776049	-9.19%	0	2008
	12.564026	12.967573	3.21%	0	2007
	12.314679	12.564026	2.02%	0	2006
	12.410689	12.314679	-0.77%	0	2005
	12.227793	12.410689	1.50%	0	2004
	11.929514	12.227793	2.50%	0	2003
	11.142163	11.929514	7.07%	0	2002
	10.532467	11.142163	5.79%	0	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	8.167582	9.932439	21.61%	0	2009
	11.129603	8.167582	-26.61%	0	2008
	10.459496	11.129603	6.41%	0	2007
	10.000000	10.459496	4.59%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	7.452019	9.399722	26.14%	0	2009
	11.306894	7.452019	-34.09%	0	2008
	10.479370	11.306894	7.90%	0	2007
	10.000000	10.479370	4.79%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	6.935916	8.927284	28.71%	0	2009
	11.435608	6.935916	-39.35%	0	2008
	10.499414	11.435608	8.92%	0	2007
	10.000000	10.499414	4.99%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	9.000287	11.959912	32.88%	0	2009
	16.012763	9.000287	-43.79%	0	2008
	13.913635	16.012763	15.09%	0	2007
	12.728796	13.913635	9.31%	0	2006
	11.120741	12.728796	14.46%	0	2005
	9.843498	11.120741	12.98%	2,242	2004
	7.829445	9.843498	25.72%	2,858	2003
	8.825197	7.829445	-11.28%	2,788	2002
	10.282107	8.825197	-14.17%	0	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	5.942793	8.590151	44.55%	0	2009
	13.307433	5.942793	-55.34%	0	2008
	9.329305	13.307433	42.64%	0	2007
	10.000000	9.329305	-6.71%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	7.038920	8.965123	27.37%	1,346	2009
	12.543105	7.038920	-43.88%	1,346	2008
	12.628064	12.543105	-0.67%	1,346	2007
	10.735822	12.628064	17.63%	1,346	2006
	10.363157	10.735822	3.60%	1,346	2005
	9.498796	10.363157	9.10%	4,542	2004
	7.446930	9.498796	27.55%	4,089	2003
	9.159972	7.446930	-18.70%	1,883	2002
	9.854339	9.159972	-7.05%	1,346	2001

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	3.978233	5.678248	42.73%	0	2009
	9.038297	3.978233	-55.98%	0	2008
	7.500211	9.038297	20.51%	0	2007
	7.271311	7.500211	3.15%	0	2006
	6.818766	7.271311	6.64%	0	2005
	6.502411	6.818766	4.87%	0	2004
	5.119765	6.502411	27.01%	0	2003
	6.694209	5.119765	-23.52%	0	2002
	7.988718	6.694209	-16.20%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	5.393870	6.770438	25.52%	1,420	2009
	10.436772	5.393870	-48.32%	1,420	2008
	8.399362	10.436772	24.26%	1,420	2007
	8.033852	8.399362	4.55%	1,420	2006
	7.761188	8.033852	3.51%	1,420	2005
	7.673205	7.761188	1.15%	5,387	2004
	5.899618	7.673205	30.06%	9,228	2003
	8.629292	5.899618	-31.63%	6,698	2002
	10.709661	8.629292	-19.43%	7,751	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	6.895406	9.710790	40.83%	0	2009
	9.394378	6.895406	-26.60%	0	2008
	9.343831	9.394378	0.54%	0	2007
	8.579779	9.343831	8.91%	0	2006
	8.543293	8.579779	0.43%	0	2005
	7.967694	8.543293	7.22%	6,395	2004
	6.406466	7.967694	24.37%	11,582	2003
	6.312150	6.406466	1.49%	12,566	2002
	7.315306	6.312150	-13.71%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.164231	10.100374	40.98%	0	2009
	9.749568	7.164231	-26.52%	0	2008
	10.000000	9.749568	-2.50%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.164628	11.516854	13.30%	0	2009
	10.736536	10.164628	-5.33%	0	2008
	10.519427	10.736536	2.06%	0	2007
	10.296235	10.519427	2.17%	0	2006
	10.296928	10.296235	-0.01%	0	2005
	10.077187	10.296928	2.18%	0	2004
	10.000000	10.077187	0.77%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.572006	9.013215	37.15%	0	2009
	11.092167	6.572006	-40.75%	0	2008
	9.806795	11.092167	13.11%	0	2007
	10.000000	9.806795	-1.93%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	8.224965	10.186256	23.85%	1,497	2009
	14.959481	8.224965	-45.02%	1,497	2008
	13.031869	14.959481	14.79%	1,497	2007
	11.279497	13.031869	15.54%	1,497	2006
	9.678616	11.279497	16.54%	1,497	2005
	8.706766	9.678616	11.16%	1,497	2004
	6.207036	8.706766	40.27%	1,497	2003
	7.955555	6.207036	-21.98%	1,497	2002
	10.318180	7.955555	-22.90%	7,645	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.189818	12.624873	23.90%	0	2009
	18.537412	10.189818	-45.03%	0	2008
	16.146223	18.537412	14.81%	0	2007
	13.974726	16.146223	15.54%	0	2006
	11.996049	13.974726	16.49%	0	2005
	10.790672	11.996049	11.17%	2,534	2004
	7.690083	10.790672	40.32%	0	2003
	10.000000	7.690083	-23.10%	3,718	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.227523	11.142679	54.17%	0	2009
	15.113887	7.227523	-52.18%	0	2008
	14.613642	15.113887	3.42%	0	2007
	12.839023	14.613642	13.82%	0	2006
	12.780448	12.839023	0.46%	0	2005
	11.446763	12.780448	11.65%	0	2004
	7.405989	11.446763	54.56%	0	2003
	10.000000	7.405989	-25.94%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.746080	10.288120	32.82%	0	2009
	11.242463	7.746080	-31.10%	0	2008
	11.063397	11.242463	1.62%	0	2007
	10.000000	11.063397	10.63%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.338993	8.019319	26.51%	0	2009
	9.662049	6.338993	-34.39%	0	2008
	10.105944	9.662049	-4.39%	0	2007
	10.000000	10.105944	1.06%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.564641	8.375293	27.58%	0	2009
	10.000000	6.564641	-34.35%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.202797	10.488741	69.10%	0	2009
	13.380927	6.202797	-53.64%	0	2008
	10.615926	13.380927	26.05%	0	2007
	10.000000	10.615926	6.16%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.131437	9.583583	34.39%	0	2009
	12.214802	7.131437	-41.62%	0	2008
	10.803138	12.214802	13.07%	0	2007
	10.000000	10.803138	8.03%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.761924	13.673681	16.25%	0	2009
	11.306330	11.761924	4.03%	0	2008
	10.397135	11.306330	8.74%	0	2007
	10.000000	10.397135	3.97%	0	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.074015	8.364582	18.24%	0	2009
	12.588280	7.074015	-43.80%	0	2008
	11.503483	12.588280	9.43%	0	2007
	11.072803	11.503483	3.89%	0	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.514666	10.451358	39.08%	0	2009
	14.511272	7.514666	-48.21%	0	2008
	13.402874	14.511272	8.27%	0	2007
	11.769343	13.402874	13.88%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	16.164648	19.799131	22.48%	0	2009

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	5.963137	8.528645	43.02%	1,996	2009
	10.932359	5.963137	-45.45%	1,996	2008
	8.169437	10.932359	33.82%	1,996	2007
	7.643179	8.169437	6.89%	1,996	2006
	6.932196	7.643179	10.26%	1,996	2005
	5.999277	6.932196	15.55%	1,996	2004
	5.094038	5.999277	17.77%	1,996	2003
	6.186133	5.094038	-17.65%	4,832	2002
	8.080524	6.186133	-23.44%	1,996	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.589474	11.678258	53.87%	0	2009
	13.811290	7.589474	-45.05%	0	2008
	11.582222	13.811290	19.25%	0	2007
	10.954232	11.582222	5.73%	0	2006
	10.044976	10.954232	9.05%	0	2005
	10.170254	10.044976	-1.23%	0	2004
	7.056728	10.170254	44.12%	0	2003
	10.000000	7.056728	-29.43%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.446926	3.760467	53.68%	0	2009
	4.458950	2.446926	-45.12%	0	2008
	3.741031	4.458950	19.19%	0	2007
	3.541860	3.741031	5.62%	0	2006
	3.241370	3.541860	9.27%	0	2005
	3.290581	3.241370	-1.50%	0	2004
	2.293462	3.290581	43.48%	0	2003
	3.964208	2.293462	-42.15%	0	2002
	6.457722	3.964208	-38.61%	4,871	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.875814	22.584541	75.40%	0	2009
	27.508084	12.875814	-53.19%	0	2008
	21.930185	27.508084	25.43%	0	2007
	15.261227	21.930185	43.70%	0	2006
	11.801068	15.261227	29.32%	0	2005
	10.149016	11.801068	16.28%	0	2004
	7.700818	10.149016	31.79%	0	2003
	10.000000	7.700818	-22.99%	0	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.384616	12.952781	75.40%	0	2009
	15.782874	7.384616	-53.21%	0	2008
	12.587891	15.782874	25.38%	0	2007
	8.763918	12.587891	43.63%	0	2006
	6.780873	8.763918	29.24%	0	2005
	5.832790	6.780873	16.25%	0	2004
	4.426214	5.832790	31.78%	0	2003
	6.086848	4.426214	-27.28%	0	2002
	8.116951	6.086848	-25.01%	0	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.105024	11.299330	24.10%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.728326	11.668249	19.94%	0	2009
	14.767554	9.728326	-34.12%	0	2008
	14.014107	14.767554	5.38%	0	2007
	11.872058	14.014107	18.04%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.678151	9.633124	11.00%	0	2009
	10.234147	8.678151	-15.20%	0	2008
	9.973597	10.234147	2.61%	0	2007
	9.771163	9.973597	2.07%	0	2006
	9.833172	9.771163	-0.63%	0	2005
	9.961375	9.833172	-1.29%	0	2004
	10.000000	9.961375	-0.39%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.965140	9.577069	20.24%	0	2009
	13.435723	7.965140	-40.72%	0	2008
	13.648238	13.435723	-1.56%	0	2007
	13.237895	13.648238	3.10%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.183285	10.534507	28.73%	0	2009
	13.796770	8.183285	-40.69%	0	2008
	13.090466	13.796770	5.40%	0	2007
	11.753143	13.090466	11.38%	0	2006
	11.228435	11.753143	4.67%	0	2005
	10.000000	11.228435	12.28%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.445547	9.000512	20.88%	0	2009
	10.824700	7.445547	-31.22%	0	2008
	10.412999	10.824700	3.95%	0	2007
	10.000000	10.412999	4.13%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.262184	12.62%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.392072	23.92%	0	2009*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.255754	10.167548	9.85%	0	2009
	10.484532	9.255754	-11.72%	0	2008
	10.395160	10.484532	0.86%	0	2007
	10.000000	10.395160	3.95%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.199342	9.985564	38.70%	0	2009
	11.978384	7.199342	-39.90%	0	2008
	10.694225	11.978384	12.01%	0	2007
	10.000000	10.694225	6.94%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.121705	8.321680	35.94%	0	2009
	11.203628	6.121705	-45.36%	0	2008
	10.223017	11.203628	9.59%	0	2007
	10.000000	10.223017	2.23%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.918499	7.576352	28.01%	0	2009
	9.756266	5.918499	-39.34%	0	2008
	10.000000	9.756266	-2.44%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	8.950064	12.799312	43.01%	0	2009
	12.689152	8.950064	-29.47%	0	2008
	12.562376	12.689152	1.01%	0	2007
	11.595056	12.562376	8.34%	0	2006
	11.561839	11.595056	0.29%	0	2005
	10.721266	11.561839	7.84%	2,247	2004
	8.951783	10.721266	19.77%	3,288	2003
	8.853567	8.951783	1.11%	915	2002
	8.674196	8.853567	2.07%	0	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.015516	11.469253	43.09%	0	2009
	11.381340	8.015516	-29.57%	0	2008
	11.263973	11.381340	1.04%	0	2007
	10.397061	11.263973	8.34%	0	2006
	10.000000	10.397061	3.97%	0	2005*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	7.764747	9.866113	27.06%	0	2009

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	12.540930	15.928635	27.01%	0	2009
	23.728420	12.540930	-47.15%	0	2008
	19.054507	23.728420	24.53%	0	2007
	14.630990	19.054507	30.23%	0	2006
	11.473949	14.630990	27.51%	0	2005
	10.243769	11.473949	12.01%	0	2004
	7.727570	10.243769	32.56%	3,086	2003
	10.000000	7.727570	-22.72%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	7.757580	9.498496	22.44%	0	2009
	14.230233	7.757580	-45.49%	0	2008
	12.118163	14.230233	17.43%	0	2007
	9.827514	12.118163	23.31%	0	2006
	8.406838	9.827514	16.90%	0	2005
	7.420290	8.406838	13.30%	0	2004
	5.567726	7.420290	33.27%	0	2003
	7.618821	5.567726	-26.92%	0	2002
	9.581737	7.618821	-20.49%	0	2001

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.112432	17.278673	22.44%	0	2009
	25.880481	14.112432	-45.47%	0	2008
	22.031519	25.880481	17.47%	0	2007
	17.876898	22.031519	23.24%	0	2006
	15.292542	17.876898	16.90%	0	2005
	13.497959	15.292542	13.30%	0	2004
	10.000000	13.497959	34.98%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.110953	7.657493	49.83%	0	2009
	10.000000	5.110953	-48.89%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.093352	7.850554	28.84%	0	2009
	10.000000	6.093352	-39.07%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	6.324797	8.003883	26.55%	0	2009
	10.000000	6.324797	-36.75%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	7.879262	9.247492	17.36%	0	2009
	10.000000	7.879262	-21.21%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	7.160724	8.708785	21.62%	0	2009
	10.000000	7.160724	-28.39%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.023775	9.989661	10.70%	0	2009
	10.000000	9.023775	-9.76%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	7.516739	8.978578	19.45%	0	2009
	10.000000	7.516739	-24.83%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	6.799494	8.430273	23.98%	0	2009
	10.000000	6.799494	-32.01%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	8.257336	9.518084	15.27%	0	2009
	10.000000	8.257336	-17.43%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.808813	10.451751	6.55%	0	2009
	10.000000	9.808813	-1.91%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.792877	11.168792	14.05%	0	2009
	10.000000	9.792877	-2.07%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.134099	21.010234	59.97%	0	2009
	31.748546	13.134099	-58.63%	0	2008
	22.266948	31.748546	42.58%	0	2007
	16.626514	22.266948	33.92%	0	2006
	12.796711	16.626514	29.93%	0	2005
	10.819976	12.796711	18.27%	0	2004
	6.683831	10.819976	61.88%	0	2003
	8.049848	6.683831	-16.97%	0	2002
	8.668856	8.049848	-7.14%	0	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	14.639448	23.442771	60.13%	0	2009
	35.444242	14.639448	-58.70%	0	2008
	24.864181	35.444242	42.55%	0	2007
	18.575830	24.864181	33.85%	0	2006
	14.295108	18.575830	29.95%	0	2005
	12.085590	14.295108	18.28%	2,557	2004
	7.467644	12.085590	61.84%	283	2003
	10.000000	7.467644	-25.32%	220	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.009637	14.091387	0.58%	0	2009
	13.277796	14.009637	5.51%	0	2008
	12.651515	13.277796	4.95%	1,413	2007
	12.497968	12.651515	1.23%	1,413	2006
	12.355580	12.497968	1.15%	1,413	2005
	12.215658	12.355580	1.15%	0	2004
	12.226769	12.215658	-0.09%	0	2003
	11.247230	12.226769	8.71%	0	2002
	10.707078	11.247230	5.04%	0	2001

NVIT NVIT Growth Fund: Class I - Q/NQ	3.597364	4.703038	30.74%	0	2009
	5.992165	3.597364	-39.97%	0	2008
	5.117956	5.992165	17.08%	0	2007
	4.921251	5.117956	4.00%	0	2006
	4.717297	4.921251	4.32%	0	2005
	4.452803	4.717297	5.94%	0	2004
	3.424662	4.452803	30.02%	0	2003
	4.905344	3.424662	-30.19%	0	2002
	6.969771	4.905344	-29.62%	0	2001

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.457403	8.134549	25.97%	0	2009
	11.584740	6.457403	-44.26%	0	2008
	10.813290	11.584740	7.13%	0	2007
	10.000000	10.813290	8.13%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.160292	11.413527	24.60%	382	2009
	14.808204	9.160292	-38.14%	426	2008
	14.269599	14.808204	3.77%	347	2007
	12.464792	14.269599	14.48%	681	2006
	11.789789	12.464792	5.73%	1,097	2005
	10.555870	11.789789	11.69%	0	2004
	8.172252	10.555870	29.17%	0	2003
	10.000000	8.172252	-18.28%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.480434	14.80%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.036988	20.37%	0	2009*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.678782	11.410125	6.85%	186	2009
	11.601017	10.678782	-7.95%	171	2008
	11.240282	11.601017	3.21%	231	2007
	10.808627	11.240282	3.99%	425	2006
	10.681004	10.808627	1.19%	607	2005
	10.419761	10.681004	2.51%	0	2004
	9.858342	10.419761	5.69%	0	2003
	10.000000	9.858342	-1.42%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	9.911326	11.565861	16.69%	1,590	2009
	13.174998	9.911326	-24.77%	507	2008
	12.731689	13.174998	3.48%	531	2007
	11.672236	12.731689	9.08%	1,009	2006
	11.311318	11.672236	3.19%	1,531	2005
	10.542661	11.311318	7.29%	0	2004
	8.965450	10.542661	17.59%	0	2003
	10.000000	8.965450	-10.35%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.542030	11.626250	21.84%	0	2009
	14.199386	9.542030	-32.80%	0	2008
	13.658165	14.199386	3.96%	0	2007
	12.173144	13.658165	12.20%	0	2006
	11.606341	12.173144	4.88%	0	2005
	10.570861	11.606341	9.80%	0	2004
	8.521461	10.570861	24.05%	0	2003
	10.000000	8.521461	-14.79%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.368554	11.634865	12.21%	0	2009
	12.460192	10.368554	-16.79%	0	2008
	12.018192	12.460192	3.68%	0	2007
	11.315902	12.018192	6.21%	0	2006
	11.056083	11.315902	2.35%	0	2005
	10.533364	11.056083	4.96%	89	2004
	9.458089	10.533364	11.37%	1,219	2003
	10.000000	9.458089	-5.42%	29,893	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	11.974103	16.039558	33.95%	0	2009
	19.241216	11.974103	-37.77%	0	2008
	18.265332	19.241216	5.34%	972	2007
	16.968499	18.265332	7.64%	972	2006
	15.452880	16.968499	9.81%	972	2005
	13.631684	15.452880	13.36%	3,908	2004
	10.335306	13.631684	31.89%	3,624	2003
	12.458494	10.335306	-17.04%	3,527	2002
	12.889199	12.458494	-3.34%	0	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.941452	10.721650	-2.01%	196	2009
	10.945655	10.941452	-0.04%	160	2008
	10.664869	10.945655	2.63%	128	2007
	10.415600	10.664869	2.39%	201	2006
	10.356664	10.415600	0.57%	371	2005
	10.488319	10.356664	-1.26%	1,695	2004
	10.641254	10.488319	-1.44%	2,489	2003
	10.733926	10.641254	-0.86%	2,639	2002
	10.578635	10.733926	1.47%	0	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.707996	13.045682	21.83%	0	2009
	13.217667	10.707996	-18.99%	0	2008
	12.899216	13.217667	2.47%	0	2007
	12.560707	12.899216	2.69%	0	2006
	12.549283	12.560707	0.09%	0	2005
	12.026120	12.549283	4.35%	1,055	2004
	10.950902	12.026120	9.82%	1,708	2003
	10.428441	10.950902	5.01%	0	2002
	10.219812	10.428441	2.04%	0	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.055886	8.094439	33.66%	0	2009
	10.000000	6.055886	-39.44%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.303147	14.374884	27.18%	0	2009
	21.503583	11.303147	-47.44%	0	2008
	21.330878	21.503583	0.81%	0	2007
	17.740610	21.330878	20.24%	0	2006
	16.162608	17.740610	9.76%	0	2005
	13.720758	16.162608	17.80%	0	2004
	10.000000	13.720758	37.21%	0	2003*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.276951	7.979063	27.12%	0	2009
	10.000000	6.276951	-37.23%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.261242	7.814020	24.80%	0	2009
	10.000000	6.261242	-37.39%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.183862	7.674790	24.11%	1,707	2009

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.183862	7.674790	24.11%	1,707	2009
	10.000000	6.183862	-38.16%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.664890	8.517404	27.80%	1,687	2009
	10.000000	6.664890	-33.35%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.358901	10.435926	24.85%	888	2009
	15.928039	8.358901	-47.52%	888	2008
	14.818391	15.928039	7.49%	888	2007
	14.657700	14.818391	1.10%	888	2006
	13.843455	14.657700	5.88%	888	2005
	12.461332	13.843455	11.09%	1,097	2004
	9.475089	12.461332	31.52%	1,158	2003
	14.500883	9.475089	-34.66%	1,303	2002
	16.606604	14.500883	-12.68%	3,670	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	14.138322	17.478840	23.63%	0	2009
	21.275315	14.138322	-33.55%	0	2008
	23.331781	21.275315	-8.81%	0	2007
	20.306904	23.331781	14.90%	0	2006
	20.112575	20.306904	0.97%	0	2005
	17.505231	20.112575	14.89%	3,385	2004
	11.393329	17.505231	53.64%	384	2003
	15.970228	11.393329	-28.66%	357	2002
	12.711918	15.970228	25.63%	5,158	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	13.095835	17.278718	31.94%	911	2009
	21.631279	13.095835	-39.46%	911	2008
	21.625478	21.631279	0.03%	1,943	2007
	19.704712	21.625478	9.75%	1,943	2006
	17.909807	19.704712	10.02%	1,943	2005
	15.326226	17.909807	16.58%	4,404	2004
	11.121852	15.362226	38.13%	7,954	2003
	13.735040	11.121852	-19.03%	4,834	2002
	15.032303	13.735040	-8.63%	4,614	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	6.285199	7.762951	23.51%	0	2009
	10.979662	6.285199	-42.76%	0	2008
	10.362878	10.979662	5.95%	0	2007
	9.310319	10.362878	11.31%	0	2006
	8.846274	9.310319	5.25%	0	2005
	8.228953	8.846274	7.50%	0	2004
	6.588356	8.228953	24.90%	0	2003
	8.138802	6.588356	-19.05%	0	2002
	9.424179	8.138802	-13.64%	0	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.568692	7.136313	28.15%	0	2009
	10.000000	5.568692	-44.31%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.806953	10.288878	4.91%	0	2009
	10.000000	9.806953	-1.93%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.880774	28.81%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.855533	28.56%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	6.030030	7.592639	25.91%	0	2009
	9.770878	6.030030	-38.29%	0	2008
	10.202686	9.770878	-4.23%	0	2007
	8.986278	10.202686	13.54%	0	2006
	8.800065	8.986278	2.12%	0	2005
	7.646162	8.800065	15.09%	0	2004
	5.939149	7.646162	28.74%	0	2003
	8.100362	5.939149	-26.68%	0	2002
	9.415211	8.100362	-13.97%	6,237	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	6.657845	9.424600	41.56%	0	2009
	12.476801	6.657845	-46.64%	0	2008
	11.160241	12.476801	11.80%	0	2007
	10.554295	11.160241	5.74%	0	2006
	10.251831	10.554295	2.95%	0	2005
	9.787472	10.251831	4.74%	2,310	2004
	7.630825	9.787472	28.26%	1,577	2003
	10.651785	7.630825	-28.36%	0	2002
	12.441012	10.651785	-14.38%	4,723	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.019055	17.814380	36.83%	0	2009
	22.225396	13.019055	-41.42%	0	2008
	21.340637	22.225396	4.15%	0	2007
	18.511544	21.340637	15.28%	0	2006
	16.528020	18.511544	12.00%	0	2005
	14.156384	16.528020	16.75%	173	2004
	10.000000	14.156384	41.56%	241	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.009483	10.965494	36.91%	0	2009
	13.672032	8.009483	-41.42%	0	2008
	13.130042	13.672032	4.13%	2,349	2007
	11.389082	13.130042	15.29%	2,349	2006
	10.171389	11.389082	11.97%	2,349	2005
	8.714241	10.171389	16.72%	0	2004
	6.220335	8.714241	40.09%	0	2003
	8.156044	6.220335	-23.73%	630	2002
	9.467611	8.156044	-13.85%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.969888	2.445706	24.15%	0	2009
	9.528140	1.969888	-79.33%	0	2008
	10.000000	9.528140	-4.72%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.138459	2.624928	22.75%	0	2009
	10.237209	2.138459	-79.11%	0	2008
	10.463286	10.237209	-2.16%	0	2007
	10.000000	10.463286	4.63%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	6.455455	8.111630	25.66%	0	2009
	10.711597	6.455455	-39.73%	0	2008
	10.473670	10.711597	2.27%	0	2007
	9.295556	10.473670	12.67%	0	2006
	8.954387	9.295556	3.81%	0	2005
	8.351719	8.954387	7.22%	0	2004
	6.728539	8.351719	24.12%	3,144	2003
	8.459776	6.728539	-20.46%	0	2002
	9.614839	8.459766	-12.01%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.866406	7.883415	34.38%	0	2009
	9.633917	5.866406	-39.11%	0	2008
	9.957149	9.633917	-3.25%	0	2007
	10.000000	9.957149	-0.43%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	5.521991	7.172474	29.89%	0	2009
	11.069241	5.521991	-50.11%	0	2008
	10.629106	11.069241	4.14%	0	2007
	10.539493	10.629106	0.85%	0	2006
	9.578595	10.539493	10.03%	0	2005
	8.164347	9.578595	17.32%	0	2004
	6.636658	8.164347	23.02%	2,780	2003
	9.383576	6.636658	-29.27%	2,752	2002
	13.940374	9.383576	-32.69%	0	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.815580	8.16%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.894646	8.95%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.496370	9.022530	38.89%	0	2009
	11.565362	6.496370	-43.83%	0	2008
	10.497662	11.565362	10.17%	0	2007
	10.000000	10.497662	4.98%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.892892	8.456417	22.68%	0	2009
	11.041852	6.892892	-37.57%	0	2008
	10.942684	11.041852	0.91%	0	2007
	10.000000	10.942684	9.43%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.408588	10.104598	7.40%	0	2009
	10.697155	9.408588	-12.05%	0	2008
	10.357423	10.697155	3.28%	0	2007
	10.000000	10.357423	3.57%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	19.713247	25.142559	27.54%	0	2009
	23.671112	19.713247	-16.72%	0	2008
	22.687213	23.671112	4.34%	0	2007
	20.901775	22.687213	8.54%	0	2006
	19.009151	20.901775	9.96%	0	2005
	17.632719	19.009151	7.81%	0	2004
	14.078556	17.632719	25.25%	0	2003
	13.159594	14.078556	6.98%	0	2002
	12.203935	13.159594	7.83%	0	2001

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.310654	21.551992	109.03%	0	2009
	29.865197	10.310654	-65.48%	0	2008
	22.166246	29.865197	34.73%	0	2007
	16.217253	22.166246	36.68%	0	2006
	12.554950	16.217253	29.17%	0	2005
	10.000000	12.554950	25.55%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	12.397051	25.886642	108.81%	0	2009
	35.938253	12.397051	-65.50%	0	2008
	26.664251	35.938253	34.78%	0	2007
	19.514028	26.664251	36.64%	0	2006
	15.092033	19.514028	29.30%	0	2005
	12.238984	15.092033	23.31%	0	2004
	8.103520	12.238984	51.03%	2,888	2003
	8.520571	8.103520	-4.89%	2,769	2002
	8.860634	8.520571	-3.84%	0	2001

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	16.899991	26.091571	54.39%	0	2009
	32.010679	16.899991	-47.21%	0	2008
	22.489894	32.010679	42.33%	0	2007
	18.435626	22.489894	21.99%	0	2006
	12.412836	18.435626	48.52%	0	2005
	10.000000	12.412836	24.13%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	21.318828	32.895991	54.30%	0	2009
	40.401384	21.318828	-47.23%	0	2008
	28.379415	40.401384	42.36%	0	2007
	23.271834	28.379415	21.95%	0	2006
	15.663404	23.271834	48.57%	0	2005
	12.872243	15.663404	21.68%	0	2004
	9.076418	12.872243	41.82%	0	2003
	9.536718	9.076418	-4.83%	0	2002
	10.873293	9.536718	-12.29%	0	2001

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.020541	30.21%	0	2009*

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.650424	13.477943	39.66%	0	2009
	15.342380	9.650424	-37.10%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.767674	11.618354	7.90%	4,488	2009
	11.176197	10.767674	-3.66%	4,559	2008
	10.427272	11.176197	7.18%	4,609	2007
	10.483909	10.427272	-0.54%	5,324	2006
	10.543412	10.483909	-0.56%	5,324	2005
	10.178146	10.543412	3.59%	3,178	2004
	10.000000	10.178146	1.78%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	6.939169	8.022810	15.62%	2,299	2009
	10.836164	6.939169	-35.96%	2,336	2008
	11.077381	10.836164	-2.18%	2,361	2007
	9.663109	11.077381	14.64%	1,886	2006
	9.432928	9.663109	2.44%	1,886	2005
	8.527274	9.432928	10.62%	1,176	2004
	6.733511	8.527274	26.64%	0	2003
	8.530598	6.733511	-21.07%	0	2002
	9.509075	8.530598	-10.29%	0	2001

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.789199	9.909128	27.22%	0	2009
	10.517249	7.789199	-25.94%	0	2008
	10.997667	10.517249	-4.37%	0	2007
	10.000000	10.997667	9.98%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	10.753432	12.618747	17.35%	0	2009
	15.001291	10.753432	-28.32%	634	2008
	16.155002	15.001291	-7.14%	634	2007
	13.906434	16.155002	16.17%	634	2006
	13.523111	13.906434	2.83%	634	2005
	12.081443	13.523111	11.93%	634	2004
	9.569216	12.081443	26.25%	634	2003
	11.186491	9.569216	-14.46%	158	2002
	10.129056	11.186491	10.44%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.006618	20.07%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.097135	0.97%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.420664	11.530934	22.40%	0	2009
	13.929190	9.420664	-32.37%	0	2008
	14.323491	13.929190	-2.75%	0	2007
	12.787130	14.323491	12.01%	0	2006
	12.179584	12.787130	4.99%	0	2005
	10.206952	12.179584	19.33%	0	2004
	7.566849	10.206952	34.89%	0	2003
	10.000000	7.566849	-24.33%	0	2002*

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	5.121674	6.706680	30.95%	0	2009
	7.978229	5.121674	-35.80%	0	2008
	7.561602	7.978229	5.51%	0	2007
	7.072621	7.561602	6.91%	0	2006
	6.971818	7.072621	1.45%	0	2005
	6.704934	6.971818	3.98%	0	2004
	5.435261	6.704934	23.36%	0	2003
	7.813837	5.435261	-30.44%	0	2002
	10.310249	7.813837	-24.21%	0	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	6.249437	7.729386	23.68%	0	2009
	10.155803	6.249437	-38.46%	0	2008
	9.856846	10.155803	3.03%	0	2007
	8.716741	9.856846	13.08%	0	2006
	8.504178	8.716741	2.50%	2,262	2005
	7.851143	8.504178	8.32%	3,695	2004
	6.247385	7.851143	25.67%	4,414	2003
	8.219747	6.247385	-24.00%	4,256	2002
	2.561974	8.219747	-14.04%	4,253	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	7.353512	8.823129	19.99%	1,827	2009
	10.662306	7.353512	-31.03%	1,856	2008
	10.167097	10.662306	4.87%	1,877	2007
	8.915498	10.167097	14.04%	3,896	2006
	8.724234	8.915498	2.19%	3,896	2005
	8.483273	8.724234	2.84%	2,388	2004
	7.151207	8.483273	18.63%	0	2003
	8.770750	7.151207	-18.47%	0	2002
	9.879814	8.770750	-11.23%	0	2001

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.718085	13.816433	17.91%	0	2009
	12.910334	11.718085	-9.23%	0	2008
	12.514992	12.910334	3.16%	0	2007
	12.272872	12.514992	1.97%	0	2006
	12.374856	12.272872	-0.82%	0	2005
	12.198720	12.374856	1.44%	0	2004
	11.907225	12.198720	2.45%	0	2003
	11.127027	11.907225	7.01%	0	2002
	10.523559	11.127027	5.73%	0	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	8.156466	9.913861	21.55%	0	2009
	11.120134	8.156466	-26.65%	0	2008
	10.455955	11.120134	6.35%	0	2007
	10.000000	10.455955	4.56%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	7.441866	9.382126	26.07%	0	2009
	11.297277	7.441866	-34.13%	0	2008
	10.475826	11.297277	7.84%	0	2007
	10.000000	10.475826	4.76%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	6.926459	8.910551	28.65%	0	2009
	11.425874	6.926459	-39.38%	0	2008
	10.495859	11.425874	8.86%	0	2007
	10.000000	10.495859	4.96%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	8.955996	11.894991	32.82%	0	2009
	15.942134	8.955996	-43.82%	771	2008
	13.859370	15.942134	15.03%	771	2007
	12.685607	13.859370	9.25%	771	2006
	11.088647	12.685607	14.40%	771	2005
	9.820090	11.088647	12.92%	1,063	2004
	7.814811	9.820090	25.66%	1,063	2003
	8.813204	7.814811	-11.33%	190	2002
	10.273408	8.813204	-14.21%	0	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	5.934691	8.574068	44.47%	0	2009
	13.296094	5.934691	-55.37%	0	2008
	9.326138	13.296094	42.57%	0	2007
	10.000000	9.326138	-6.74%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	7.004275	8.916451	27.30%	0	2009
	12.487770	7.004275	-43.91%	0	2008
	12.578810	12.487770	-0.72%	0	2007
	10.699388	12.578810	17.57%	0	2006
	10.333244	10.699388	3.54%	0	2005
	9.476212	10.333244	9.04%	314	2004
	7.433007	9.476212	27.49%	314	2003
	9.147526	7.433007	-18.74%	0	2002
	9.846006	9.147526	-7.09%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	3.958633	5.647397	42.66%	0	2009
	8.998395	3.958633	-56.01%	0	2008
	7.470926	8.998395	20.45%	0	2007
	7.246617	7.470926	3.10%	0	2006
	6.799066	7.246617	6.58%	0	2005
	6.486939	6.799066	4.81%	0	2004
	5.110185	6.486939	26.94%	0	2003
	6.685100	5.110185	-23.56%	0	2002
	7.981954	6.685100	-16.25%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	5.367319	6.733667	25.46%	0	2009
	10.390708	5.367319	-48.35%	0	2008
	8.366586	10.390708	24.19%	0	2007
	8.006583	8.366586	4.50%	0	2006
	7.738767	8.006583	3.46%	0	2005
	7.654950	7.738767	1.09%	0	2004
	5.888587	7.654950	30.00%	11,893	2003
	8.617548	5.888587	-31.67%	8,661	2002
	10.700597	8.617548	-19.47%	1,267	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	6.861448	9.658026	40.76%	0	2009
	9.352908	6.861448	-26.64%	0	2008
	9.307362	9.352908	0.49%	0	2007
	8.550640	9.307362	8.85%	0	2006
	8.518596	8.550640	0.38%	317	2005
	7.948720	8.518596	7.17%	1,242	2004
	6.394476	7.948720	24.31%	897	2003
	6.303565	6.394476	1.44%	0	2002
	7.309120	6.303565	-13.76%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.158124	10.086630	40.91%	0	2009
	9.746231	7.158124	-26.55%	0	2008
	10.000000	9.746231	-2.54%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.135231	11.477678	13.25%	5,307	2009
	10.710950	10.135231	-5.38%	5,391	2008
	10.499745	10.710950	2.01%	5,451	2007
	10.282213	10.499745	2.12%	3,844	2006
	10.288147	10.282213	-0.06%	6,118	2005
	10.073745	10.288147	2.13%	4,776	2004
	10.000000	10.073745	0.74%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.563035	8.996320	37.08%	0	2009
	11.082712	6.563035	-40.78%	0	2008
	9.803474	11.082712	13.05%	0	2007
	10.000000	9.803474	-1.97%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	8.184488	10.130962	23.78%	0	2009
	14.893482	8.184488	-45.05%	0	2008
	12.981048	14.893482	14.73%	0	2007
	11.241226	12.981048	15.48%	0	2006
	9.650675	11.241226	16.48%	0	2005
	8.686067	9.650675	11.11%	0	2004
	6.195433	8.686067	40.20%	0	2003
	7.944744	6.195433	-22.02%	0	2002
	10.309461	7.944744	-22.94%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.155150	12.575496	23.83%	1,424	2009
	18.483807	10.155150	-45.06%	1,447	2008
	16.107796	18.483807	14.75%	1,463	2007
	13.948578	16.107796	15.48%	2,876	2006
	11.979699	13.948578	16.44%	2,876	2005
	10.781464	11.979699	11.11%	1,818	2004
	7.687444	10.781464	40.25%	0	2003
	10.000000	7.687444	-23.13%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.202924	11.099078	54.09%	0	2009
	15.070195	7.202924	-52.20%	0	2008
	14.578869	15.070195	3.37%	0	2007
	12.815008	14.578869	13.76%	0	2006
	12.763043	12.815008	0.41%	0	2005
	11.437016	12.763043	11.59%	0	2004
	7.403455	11.437016	54.48%	0	2003
	10.000000	7.403455	-25.97%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.735514	10.268844	32.75%	0	2009
	11.232890	7.735514	-31.14%	0	2008
	11.059653	11.232890	1.57%	0	2007
	10.000000	11.059653	10.60%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.330352	8.004299	26.44%	0	2009
	9.653812	6.330352	-34.43%	0	2008
	10.102516	9.653812	-4.44%	0	2007
	10.000000	10.102516	1.03%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.562404	8.368173	27.52%	0	2009
	10.000000	6.562404	-34.38%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.194345	10.469114	69.01%	0	2009
	13.369543	6.194345	-53.67%	0	2008
	10.612336	13.369543	25.98%	0	2007
	10.000000	10.612336	6.12%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.121715	9.565642	34.32%	0	2009
	12.204408	7.121715	-41.65%	0	2008
	10.799482	12.204408	13.01%	0	2007
	10.000000	10.799482	7.99%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.745902	13.648082	16.19%	0	2009
	11.296695	11.745902	3.98%	0	2008
	10.393609	11.296695	8.69%	0	2007
	10.000000	10.393609	3.94%	0	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.049970	8.331892	18.18%	0	2009
	12.551912	7.049970	-43.83%	0	2008
	11.476151	12.551912	9.37%	0	2007
	11.052117	11.476151	3.84%	0	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.496792	10.421182	39.01%	0	2009
	14.484173	7.496792	-48.24%	0	2008
	13.384715	14.484173	8.21%	0	2007
	11.759388	13.384715	13.82%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	16.098843	19.708466	22.42%	0	2009*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	5.936001	8.485500	42.95%	0	2009
	10.888188	5.936001	-45.48%	0	2008
	8.140610	10.888188	33.75%	0	2007
	7.620090	8.140610	6.83%	0	2006
	6.914774	7.620090	10.20%	0	2005
	5.987242	6.914774	15.49%	0	2004
	5.086420	5.987242	17.71%	0	2003
	6.180038	5.086420	-17.70%	0	2002
	8.767230	6.180038	-23.48%	0	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.563655	11.632596	53.80%	0	2009
	13.771358	7.563655	-45.08%	0	2008
	11.554669	13.771358	19.18%	0	2007
	10.933752	11.554669	5.68%	0	2006
	10.031316	10.933752	9.00%	0	2005
	10.161603	10.031316	-1.28%	0	2004
	7.054323	10.161603	44.05%	0	2003
	10.000000	7.054323	-29.46%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.435792	3.741433	53.60%	0	2009
	4.440934	2.435792	-45.15%	0	2008
	3.727828	4.440934	19.13%	0	2007
	3.531163	3.727828	5.57%	0	2006
	3.233225	3.531163	9.21%	0	2005
	3.283989	3.233225	-1.55%	0	2004
	2.290027	3.283989	43.40%	0	2003
	3.960302	2.290027	-42.18%	0	2002
	6.454677	3.960302	-38.64%	0	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.832025	22.496237	75.31%	0	2009
	27.428578	12.832025	-53.22%	0	2008
	21.878017	27.428578	25.37%	0	2007
	15.232678	21.878017	43.63%	0	2006
	11.784987	15.232678	29.25%	0	2005
	10.140370	11.784987	16.22%	0	2004
	7.698186	10.140370	31.72%	0	2003
	10.000000	7.698186	-23.02%	0	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.351018	12.887263	75.31%	0	2009
	15.719127	7.351018	-53.24%	0	2008
	12.543482	15.719127	25.32%	0	2007
	8.737444	12.543482	43.56%	0	2006
	6.763818	8.737444	29.18%	0	2005
	5.821088	6.763818	16.20%	0	2004
	4.419582	5.821088	31.71%	0	2003
	6.080842	4.419582	-27.32%	0	2002
	8.113132	6.080842	-25.05%	0	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.083373	11.266703	24.04%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.695212	11.622595	19.88%	0	2009
	14.724838	9.695212	-34.16%	0	2008
	13.980746	14.724838	5.32%	0	2007
	11.849834	13.980746	17.98%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.653074	9.600383	10.95%	3,534	2009
	10.209798	8.653074	-15.25%	3,590	2008
	9.954980	10.209798	2.56%	3,629	2007
	9.757891	9.954980	2.02%	0	2006
	9.824818	9.757891	-0.68%	0	2005
	9.957976	9.824818	-1.34%	0	2004
	10.000000	9.957976	-0.42%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.938066	9.539643	20.18%	0	2009
	13.396903	7.938066	-40.75%	0	2008
	13.615795	13.396903	-1.61%	0	2007
	13.213153	13.615795	3.05%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.163823	10.504105	28.67%	0	2009
	13.771010	8.163823	-40.72%	0	2008
	13.072738	13.771010	5.34%	0	2007
	11.743204	13.072738	11.32%	0	2006
	11.224655	11.743204	4.62%	0	2005
	10.000000	11.224655	12.25%	0	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.258345	12.58%	0	2009*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.387847	23.88%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.435416	8.983685	20.82%	0	2009
	10.815492	7.435416	-31.25%	0	2008
	10.409468	10.815492	3.90%	0	2007
	10.000000	10.409468	4.09%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.243153	10.148537	9.80%	0	2009
	10.475613	9.243153	-11.77%	0	2008
	10.391646	10.475613	0.81%	0	2007
	10.000000	10.391646	3.92%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.189544	9.966894	38.63%	0	2009
	11.968200	7.189544	-39.93%	0	2008
	10.690610	11.968200	11.95%	0	2007
	10.000000	10.690610	6.91%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.113361	8.306090	35.87%	0	2009
	11.194081	6.113361	-45.39%	0	2008
	10.219554	11.194081	9.54%	0	2007
	10.000000	10.219554	2.20%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.913455	7.566033	27.95%	0	2009
	9.752934	5.913455	-39.37%	0	2008
	10.000000	9.752934	-2.47%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	8.905997	12.729796	42.94%	0	2009
	12.633128	8.905997	-29.50%	0	2008
	12.513336	12.633128	0.96%	0	2007
	11.555665	12.513336	8.29%	0	2006
	11.528431	11.555665	0.24%	0	2005
	10.695756	11.528431	7.79%	0	2004
	8.935042	10.695756	19.71%	0	2003
	8.841526	8.935042	1.06%	1,288	2002
	8.666861	8.841526	2.02%	0	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.000530	11.441954	43.01%	0	2009
	11.365871	8.000530	-29.61%	0	2008
	11.254436	11.365871	0.99%	0	2007
	10.393547	11.254436	8.28%	0	2006
	10.000000	10.393547	3.94%	0	2005*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	7.732144	9.819680	27.00%	0	2009

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	12.498283	15.866370	26.95%	0	2009
	23.659857	12.498283	-47.18%	0	2008
	19.009209	23.659857	24.47%	0	2007
	14.603641	19.009209	30.17%	0	2006
	11.458329	14.603641	27.45%	0	2005
	10.235035	11.458329	11.95%	0	2004
	7.724922	10.235035	32.49%	0	2003
	10.000000	7.724922	-22.75%	0	2002*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.078884	20.911238	59.89%	0	2009
	31.631293	13.078884	-58.65%	0	2008
	22.196097	31.631293	42.51%	0	2007
	16.582052	22.196097	33.86%	0	2006
	12.768976	16.582052	29.86%	0	2005
	10.802038	12.768976	18.21%	0	2004
	6.676154	10.802038	61.80%	0	2003
	8.044715	6.676154	-17.01%	0	2002
	8.667787	8.044715	-7.19%	0	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	14.589664	23.351122	60.05%	438	2009
	35.341831	14.589664	-58.72%	445	2008
	24.805062	35.341831	42.48%	449	2007
	18.541093	24.805062	33.78%	0	2006
	14.275630	18.541093	29.88%	0	2005
	12.075292	14.275630	18.22%	0	2004
	7.465081	12.075292	61.76%	0	2003
	10.000000	7.465081	-25.35%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	7.719382	9.446896	22.38%	0	2009
	14.167419	7.719382	-45.51%	0	2008
	12.070868	14.167419	17.37%	0	2007
	9.794136	12.070868	23.25%	0	2006
	8.382543	9.794136	16.84%	0	2005
	7.402625	8.382543	13.24%	0	2004
	5.557308	7.402625	33.21%	0	2003
	7.608458	5.557308	-26.96%	0	2002
	9.573624	7.608458	-20.53%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.071648	17.219950	22.37%	0	2009
	25.818917	14.071648	-45.50%	0	2008
	21.990389	25.818917	17.41%	0	2007
	17.852608	21.990389	23.18%	0	2006
	15.279541	17.852608	16.84%	0	2005
	13.493364	15.279541	13.24%	0	2004
	10.000000	13.493364	34.93%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.109202	7.650949	49.75%	0	2009
	10.000000	5.109202	-48.91%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.091263	7.843856	28.77%	0	2009
	10.000000	6.091263	-39.09%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	6.322636	7.997060	26.48%	0	2009
	10.000000	6.322636	-36.77%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	7.876573	9.239626	17.31%	0	2009
	10.000000	7.876573	-21.23%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	7.158286	8.701376	21.56%	0	2009
	10.000000	7.158286	-28.42%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.020692	9.981148	10.65%	0	2009
	10.000000	9.020692	-9.79%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	7.514175	8.970926	19.39%	0	2009
	10.000000	7.514175	-24.86%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	6.797165	8.423079	23.92%	0	2009
	10.000000	6.797165	-32.03%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	8.254524	9.509979	15.21%	0	2009
	10.000000	8.254524	-17.45%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.805483	10.442863	6.50%	0	2009
	10.000000	9.805483	-1.95%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.789551	11.159301	13.99%	0	2009
	10.000000	9.789551	-2.10%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.940684	14.014873	0.53%	0	2009
	13.219192	13.940684	5.46%	9	2008
	12.602135	13.219192	4.90%	9	2007
	12.455530	12.602135	1.18%	9	2006
	12.319888	12.455530	1.10%	1,485	2005
	12.186606	12.319888	1.09%	2,396	2004
	12.203933	12.186606	-0.14%	2,409	2003
	11.231951	12.203933	8.65%	3,528	2002
	10.698020	11.231951	4.99%	3,376	2001

NVIT NVIT Growth Fund: Class I - Q/NQ	3.579656	4.677503	30.67%	0	2009
	5.965717	3.579656	-40.00%	0	2008
	5.097975	5.965717	17.02%	0	2007
	4.904526	5.097975	3.94%	0	2006
	4.703664	4.904526	4.27%	0	2005
	4.442208	4.703664	5.89%	0	2004
	3.418252	4.442208	29.96%	0	2003
	4.898667	3.418252	-30.22%	0	2002
	6.963868	4.898667	-29.66%	0	2001

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.448593	8.119311	25.91%	0	2009
	11.574863	6.448593	-44.29%	0	2008
	10.809622	11.574863	7.08%	0	2007
	10.000000	10.809622	8.10%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.127916	11.367379	24.53%	0	2009
	14.763434	9.127916	-38.17%	0	2008
	14.233770	14.763434	3.72%	0	2007
	12.439821	14.233770	14.42%	0	2006
	11.772148	12.439821	5.67%	0	2005
	10.545460	11.772148	11.63%	0	2004
	8.168360	10.545460	29.10%	0	2003
	10.000000	8.168360	-18.32%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.476527	14.77%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.032881	20.33%	0	2009*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.641051	11.363998	6.79%	0	2009
	11.565930	10.641051	-8.00%	0	2008
	11.212035	11.565930	3.16%	0	2007
	10.786946	11.212035	3.94%	0	2006
	10.665010	10.786946	1.14%	0	2005
	10.409473	10.665010	2.45%	0	2004
	9.853651	10.409473	5.64%	0	2003
	10.000000	9.853651	-1.46%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	9.876294	11.519104	16.63%	0	2009
	13.135149	9.876294	-24.81%	0	2008
	12.699711	13.135149	3.43%	0	2007
	11.648839	12.699711	9.02%	0	2006
	11.294395	11.648839	3.14%	0	2005
	10.532259	11.294395	7.24%	0	2004
	8.961185	10.532259	17.53%	0	2003
	10.000000	8.961185	-10.39%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.508317	11.579252	21.78%	0	2009
	14.156450	9.508317	-32.83%	0	2008
	13.623857	14.156450	3.91%	0	2007
	12.148749	13.623857	12.14%	0	2006
	11.588986	12.148749	4.83%	0	2005
	10.560445	11.588986	9.74%	0	2004
	8.517407	10.560445	23.99%	0	2003
	10.000000	8.517407	-14.83%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.331947	11.587882	12.16%	0	2009
	12.422545	10.331947	-16.83%	0	2008
	11.988026	12.422545	3.62%	0	2007
	11.293234	11.988026	6.15%	0	2006
	11.039557	11.293234	2.30%	0	2005
	10.522984	11.039557	4.91%	0	2004
	9.453586	10.522984	11.31%	0	2003
	10.000000	9.453586	-5.46%	0	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	11.915159	15.952449	33.88%	2,137	2009
	19.156302	11.915159	-37.80%	2,726	2008
	18.194066	19.156302	5.29%	2,833	2007
	16.910913	18.194066	7.59%	4,393	2006
	15.408276	16.910913	9.75%	4,393	2005
	13.599282	15.408276	13.30%	3,650	2004
	10.315991	13.599282	31.83%	9,227	2003
	12.441562	10.315991	-17.08%	6,287	2002
	12.878299	12.441562	-3.39%	0	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.887553	10.663389	-2.06%	3,499	2009
	10.897300	10.887553	-0.09%	942	2008
	10.623206	10.897300	2.58%	952	2007
	10.380196	10.623206	2.34%	1,897	2006
	10.326717	10.380196	0.52%	3,685	2005
	10.463331	10.326717	-1.31%	1,138	2004
	10.621324	10.463331	-1.49%	2,869	2003
	10.719296	10.621324	-0.91%	6,271	2002
	10.569641	10.719296	1.42%	3,283	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.655312	12.974880	21.77%	0	2009
	13.159351	10.655312	-19.03%	0	2008
	12.848901	13.159351	2.42%	0	2007
	12.518094	12.848901	2.64%	0	2006
	12.513070	12.518094	0.04%	0	2005
	11.997543	12.513070	4.30%	0	2004
	10.930457	11.997543	9.76%	0	2003
	10.414287	10.930457	4.96%	0	2002
	10.211179	10.414287	1.99%	0	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.053818	8.087538	33.59%	0	2009
	10.000000	6.053818	-39.46%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.270475	14.326019	27.11%	1,424	2009
	21.452418	11.270475	-47.46%	1,446	2008
	21.291051	21.452418	0.76%	1,462	2007
	17.716509	21.291051	20.18%	1,108	2006
	16.148871	17.716509	9.71%	1,108	2005
	13.716090	16.148871	17.74%	713	2004
	10.000000	13.716090	37.16%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.274804	7.972276	27.05%	3,027	2009
	10.000000	6.274804	-37.25%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.259102	7.807353	24.74%	0	2009
	10.000000	6.259102	-37.41%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.191135	7.704994	24.45%	1,971	2009

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.181744	7.668251	24.05%	2,916	2009
	10.000000	6.181744	-38.18%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.662616	8.510135	27.73%	0	2009
	10.000000	6.662616	-33.37%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.317740	10.379235	24.78%	0	2009
	15.857723	8.317740	-47.55%	0	2008
	14.760544	15.857723	7.43%	0	2007
	14.607915	14.760544	1.04%	0	2006
	13.803450	14.607915	5.83%	0	2005
	12.431672	13.803450	11.03%	0	2004
	9.457357	12.431672	31.45%	0	2003
	14.481164	9.457357	-34.69%	0	2002
	16.592571	14.481164	-12.73%	0	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	14.068725	17.383929	23.56%	0	2009
	21.181424	14.068725	-33.58%	0	2008
	23.240748	21.181424	-8.86%	0	2007
	20.237978	23.240748	14.84%	0	2006
	20.054519	20.237978	0.91%	0	2005
	17.463621	20.054519	14.84%	0	2004
	11.372033	17.463621	53.57%	0	2003
	15.948542	11.372033	-28.70%	0	2002
	12.701183	15.948542	25.57%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	13.031335	17.184831	31.87%	339	2009
	21.535769	13.031335	-39.49%	345	2008
	21.541052	21.535769	-0.02%	349	2007
	19.637782	21.541052	9.69%	1,002	2006
	17.858063	19.637782	9.97%	1,002	2005
	15.325664	17.858063	16.52%	647	2004
	11.101037	15.325664	38.06%	0	2003
	13.716369	11.101037	-19.07%	0	2002
	15.019588	13.716369	-8.68%	0	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	6.254228	7.720756	23.45%	2,384	2009
	10.931147	6.254228	-42.79%	2,384	2008
	10.322396	10.931147	5.90%	2,538	2007
	9.278688	10.322396	11.25%	2,698	2006
	8.820712	9.278688	5.19%	2,698	2005
	8.209369	8.820712	7.45%	2,698	2004
	6.576030	8.209369	24.84%	2,551	2003
	8.127729	6.576030	-19.09%	1,573	2002
	9.416202	8.127729	-13.68%	676	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.566771	7.130197	28.08%	1,102	2009
	10.000000	5.566771	-44.33%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.803617	10.280127	4.86%	0	2009
	10.000000	9.803617	-1.96%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.876384	28.76%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.851162	28.51%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	6.000337	7.551387	25.85%	3,812	2009
	9.727744	6.000337	-38.32%	3,873	2008
	10.162857	9.727744	-4.28%	3,916	2007
	8.955757	10.162857	13.48%	2,078	2006
	8.774641	8.955757	2.06%	2,078	2005
	7.627962	8.774641	15.03%	1,304	2004
	5.928033	7.627962	28.68%	0	2003
	8.089339	5.928033	-26.72%	0	2002
	9.407245	8.089339	-14.01%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	6.625054	9.373395	41.48%	0	2009
	12.421728	6.625054	-46.67%	0	2008
	11.116689	12.421728	11.74%	0	2007
	10.518457	11.116689	5.69%	0	2006
	10.222216	10.518457	2.90%	0	2005
	9.764179	10.222216	4.69%	296	2004
	7.616546	9.764179	28.20%	296	2003
	10.637302	7.616546	-28.40%	0	2002
	12.430490	10.637302	-14.43%	520	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	12.981440	17.753846	36.76%	75	2009
	22.172529	12.981440	-41.45%	75	2008
	21.300790	22.172529	4.09%	80	2007
	18.486390	21.300790	15.22%	85	2006
	16.513972	18.486390	11.94%	85	2005
	14.151574	16.513972	16.69%	85	2004
	10.000000	14.151574	41.52%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	7.974083	10.911468	36.84%	2,369	2009
	13.618564	7.974083	-41.45%	2,369	2008
	13.085416	13.618564	4.07%	2,522	2007
	11.356156	13.085416	15.23%	2,681	2006
	10.147146	11.356156	11.91%	2,681	2005
	8.697915	10.147146	16.66%	2,681	2004
	6.211849	8.697915	40.02%	2,681	2003
	8.149095	6.211849	-23.77%	1,609	2002
	9.464418	8.149095	-13.90%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.968205	2.442382	24.09%	0	2009
	9.524889	1.968205	-79.34%	0	2008
	10.000000	9.524889	-4.75%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.135548	2.620016	22.69%	0	2009
	10.228503	2.135548	-79.12%	0	2008
	10.459744	10.228503	-2.21%	0	2007
	10.000000	10.459744	4.60%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	6.423663	8.067561	25.59%	0	2009
	10.664296	6.423663	-39.76%	0	2008
	10.432775	10.664296	2.22%	0	2007
	9.263984	10.432775	12.62%	0	2006
	8.928513	9.263984	3.76%	0	2005
	8.331849	8.928513	7.16%	340	2004
	6.715954	8.331849	24.06%	340	2003
	8.448257	6.715954	-20.50%	0	2002
	9.606697	8.448257	-12.06%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.858400	7.868634	34.31%	0	2009
	9.625704	5.858400	-39.14%	0	2008
	9.953774	9.625704	-3.30%	0	2007
	10.000000	9.953774	-0.46%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	5.494813	7.133537	29.82%	0	2009
	11.020395	5.494813	-50.14%	890	2008
	10.587644	11.020395	4.09%	890	2007
	10.503716	10.587644	0.80%	890	2006
	9.550936	10.503716	9.98%	890	2005
	8.144921	9.550936	17.26%	890	2004
	6.624244	8.144921	22.96%	890	2003
	9.370812	6.624244	-29.31%	220	2002
	13.928584	9.370812	-32.72%	0	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.811888	8.12%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.890926	8.91%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.487522	9.005631	38.81%	0	2009
	11.555515	6.487522	-43.86%	0	2008
	10.494101	11.555515	10.11%	0	2007
	10.000000	10.494101	4.94%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.883511	8.440599	22.62%	0	2009
	11.032458	6.883511	-37.61%	0	2008
	10.938982	11.032458	0.85%	0	2007
	10.000000	10.938982	9.39%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.395771	10.085689	7.34%	0	2009
	10.688043	9.395771	-12.09%	0	2008
	10.353910	10.688043	3.23%	0	2007
	10.000000	10.353910	3.54%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	19.616237	25.006064	27.48%	0	2009
	23.566661	19.616237	-16.76%	420	2008
	22.598697	23.566661	4.28%	420	2007
	20.830834	22.598697	8.49%	420	2006
	18.954277	20.830834	9.90%	420	2005
	17.590800	18.954277	7.75%	420	2004
	14.052254	17.590800	25.18%	420	2003
	13.141724	14.052254	6.93%	113	2002
	12.193613	13.141724	7.78%	0	2001

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.286134	21.489782	108.92%	0	2009
	29.809469	10.286134	-65.49%	0	2008
	22.136230	29.809469	34.66%	0	2007
	16.203540	22.136230	36.61%	0	2006
	12.550716	16.203540	29.10%	0	2005
	10.000000	12.550716	25.51%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	12.336027	25.746103	108.71%	0	2009
	35.779705	12.336027	-65.52%	0	2008
	26.560240	35.779705	34.71%	0	2007
	19.447799	26.560240	36.57%	0	2006
	15.048471	19.447799	29.23%	0	2005
	12.209884	15.048471	23.25%	0	2004
	8.088367	12.209884	50.96%	0	2003
	8.508987	8.088367	-4.94%	0	2002
	8.853136	8.508987	3.89%	0	2001

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	16.859817	26.016240	54.31%	0	2009
	31.950946	16.859817	-47.23%	0	2008
	22.459454	31.950946	42.26%	0	2007
	18.420048	22.459454	21.93%	0	2006
	12.408650	18.420048	48.45%	0	2005
	10.000000	12.408650	24.09%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	21.213903	32.717365	54.23%	0	2009
	40.223141	21.213903	-47.26%	0	2008
	28.268718	40.223141	42.29%	0	2007
	23.192864	28.268718	21.89%	0	2006
	15.618187	23.192864	48.50%	0	2005
	12.841633	15.618187	21.62%	0	2004
	9.059454	12.841633	41.75%	0	2003
	9.523759	9.059454	-4.88%	0	2002
	10.864101	9.523759	-12.34%	0	2001

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.016111	30.16%	0	2009*

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.584868	13.372697	39.52%	0	2009
	15.253782	9.584868	-37.16%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.705445	11.539410	7.79%	0	2009
	11.122971	10.705445	-3.75%	0	2008
	10.388282	11.122971	7.07%	0	2007
	10.455359	10.388282	-0.64%	0	2006
	10.525419	10.455359	-0.67%	0	2005
	10.171166	10.525419	3.48%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	6.870977	7.935854	15.50%	0	2009
	10.740675	6.870977	-36.03%	0	2008
	10.991050	10.740675	-2.28%	0	2007
	9.597554	10.991050	14.52%	0	2006
	9.378483	9.597554	2.34%	0	2005
	8.486720	9.378483	10.51%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.767982	9.872041	27.09%	0	2009
	10.499337	7.767982	-26.01%	0	2008
	10.990225	10.499337	-4.47%	0	2007
	10.000000	10.990225	9.90%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	10.647731	12.481953	17.23%	0	2009
	14.869056	10.647731	-28.39%	0	2008
	16.029066	14.869056	-7.24%	0	2007
	13.812090	16.029066	16.05%	0	2006
	13.445055	13.812090	2.73%	0	2005
	12.023986	13.445055	11.82%	1,566	2004

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	11.998434	19.98%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.096572	0.97%	0	2009*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.356682	11.440921	22.28%	0	2009
	13.848764	9.356682	-32.44%	0	2008
	14.255437	13.848764	-2.85%	0	2007
	12.739348	14.255437	11.90%	0	2006
	12.146432	12.739348	4.88%	0	2005
	10.189578	12.146432	19.20%	0	2004

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	5.071304	6.633946	30.81%	0	2009
	7.907868	5.071304	-35.87%	0	2008
	7.502604	7.907868	5.40%	0	2007
	7.024598	7.502604	6.80%	0	2006
	6.931538	7.024598	1.34%	0	2005
	6.673008	6.931538	3.87%	0	2004

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	6.187991	7.645562	23.55%	0	2009
	10.066260	6.187991	-38.53%	0	2008
	9.779977	10.066260	2.93%	0	2007
	8.657565	9.779977	12.96%	0	2006
	8.455066	8.657565	2.40%	0	2005
	7.813792	8.455066	8.21%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	7.281204	8.727467	19.86%	0	2009
	10.568283	7.281204	-31.10%	0	2008
	10.087808	10.568283	4.76%	0	2007
	8.854989	10.087808	13.92%	0	2006
	8.673868	8.854989	2.09%	0	2005
	8.442921	8.673868	2.74%	0	2004

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.602934	13.666705	17.79%	0	2009
	12.796547	11.602934	-9.33%	0	2008
	12.417436	12.796547	3.05%	0	2007
	12.189609	12.417436	1.87%	0	2006
	12.303438	12.189609	-0.93%	0	2005
	12.140716	12.303438	1.34%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	8.134234	9.876750	21.42%	0	2009
	11.101187	8.134234	-26.73%	0	2008
	10.448873	11.101187	6.24%	0	2007
	10.000000	10.448873	4.49%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	7.421577	9.346999	25.94%	0	2009
	11.278025	7.421577	-34.19%	0	2008
	10.468731	11.278025	7.73%	0	2007
	10.000000	10.468731	4.69%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	6.907583	8.877203	28.51%	0	2009
	11.406412	6.907583	-39.44%	0	2008
	10.488750	11.406412	8.75%	0	2007
	10.000000	10.488750	4.89%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	8.867969	11.766047	32.68%	0	2009
	15.801609	8.867969	-43.88%	0	2008
	13.751323	15.801609	14.91%	0	2007
	12.599545	13.751323	9.14%	0	2006
	11.024639	12.599545	14.29%	0	2005
	9.773384	11.024639	12.80%	0	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	5.918496	8.541938	44.33%	0	2009
	13.273426	5.918496	-55.41%	0	2008
	9.319807	13.273426	42.42%	0	2007
	10.000000	9.319807	-6.80%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	6.935423	8.819788	27.17%	0	2009
	12.377697	6.935423	-43.97%	0	2008
	12.480760	12.377697	-0.83%	0	2007
	10.626821	12.480760	17.45%	0	2006
	10.273613	10.626821	3.44%	0	2005
	9.431146	10.273613	8.93%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	3.919710	5.586149	42.51%	0	2009
	8.919058	3.919710	-56.05%	0	2008
	7.412676	8.919058	20.32%	0	2007
	7.197447	7.412676	2.99%	0	2006
	6.759816	7.197447	6.47%	0	2005
	6.456082	6.759816	4.70%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	5.314525	6.660623	25.33%	0	2009
	10.299075	5.314525	-48.40%	0	2008
	8.301332	10.299075	24.07%	0	2007
	7.952242	8.301332	4.39%	0	2006
	7.694090	7.952242	3.36%	0	2005
	7.618533	7.694090	0.99%	0	2004

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	6.793998	9.553330	40.61%	0	2009
	9.270443	6.793998	-26.71%	0	2008
	9.234781	9.270443	0.39%	0	2007
	8.492610	9.234781	8.74%	0	2006
	8.469429	8.492610	0.27%	0	2005
	7.910922	8.469429	7.06%	0	2004

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.145920	10.059148	40.77%	0	2009
	9.739577	7.145920	-26.63%	0	2008
	10.000000	9.739577	-2.60%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.076699	11.399748	13.13%	0	2009
	10.659989	10.076699	-5.47%	0	2008
	10.460531	10.659989	1.91%	0	2007
	10.254255	10.460531	2.01%	0	2006
	10.270637	10.254255	-0.16%	0	2005
	10.066869	10.270637	2.02%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.545147	8.962645	36.94%	0	2009
	11.063830	6.545147	-40.84%	0	2008
	9.796829	11.063830	12.93%	0	2007
	10.000000	9.796829	-2.03%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	8.104022	10.021101	23.66%	0	2009
	14.762178	8.104022	-45.10%	0	2008
	12.879820	14.762178	14.61%	0	2007
	11.164941	12.879820	15.36%	0	2006
	9.594958	11.164941	16.36%	0	2005
	8.644743	9.594958	10.99%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.086167	12.477310	23.71%	0	2009
	18.377070	10.086167	-45.12%	0	2008
	16.031254	18.377070	14.63%	0	2007
	13.896449	16.031254	15.36%	0	2006
	11.947091	13.896449	16.32%	0	2005
	10.763107	11.947091	11.00%	0	2004

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.154014	11.012465	53.93%	0	2009
	14.983218	7.154014	-52.25%	0	2008
	14.509632	14.983218	3.26%	0	2007
	12.767144	14.509632	13.65%	0	2006
	12.728329	12.767144	0.30%	0	2005
	11.417557	12.728329	11.48%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.714445	10.230415	32.61%	0	2009
	11.213757	7.714445	-31.21%	0	2008
	11.052167	11.213757	1.46%	0	2007
	10.000000	11.052167	10.52%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.313079	7.974301	26.31%	0	2009
	9.637355	6.313079	-34.49%	0	2008
	10.095671	9.637355	-4.54%	0	2007
	10.000000	10.095671	0.96%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.557922	8.353912	27.39%	0	2009
	10.000000	6.557922	-34.42%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.177452	10.429904	68.84%	0	2009
	13.346764	6.177452	-53.72%	0	2008
	10.605141	13.346764	25.85%	0	2007
	10.000000	10.605141	6.05%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.102305	9.529818	34.18%	0	2009
	12.183609	7.102305	-41.71%	0	2008
	10.792161	12.183609	12.89%	0	2007
	10.000000	10.792161	7.92%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.713936	13.597042	16.08%	0	2009
	11.277465	11.713936	3.87%	0	2008
	10.386573	11.277465	8.58%	0	2007
	10.000000	10.386573	3.87%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.002069	8.266832	18.06%	0	2009
	12.479402	7.002069	-43.89%	0	2008
	11.421586	12.479402	9.26%	0	2007
	11.010792	11.421586	3.73%	0	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.461133	10.361024	38.87%	0	2009
	14.430073	7.461133	-48.29%	0	2008
	13.348441	14.430073	8.10%	0	2007
	11.739472	13.348441	13.71%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	15.967834	19.528147	22.30%	0	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	5.882077	8.399844	42.80%	0	2009
	10.800350	5.882077	-45.54%	0	2008
	8.083227	10.800350	33.61%	0	2007
	7.574085	8.083227	6.72%	0	2006
	6.880030	7.574085	10.09%	0	2005
	5.963253	6.880030	15.37%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.512232	11.541708	53.64%	0	2009
	13.691778	7.512232	-45.13%	0	2008
	11.499708	13.691778	19.06%	0	2007
	10.892844	11.499708	5.57%	0	2006
	10.003958	10.892844	8.89%	0	2005
	10.144265	10.003958	-1.38%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.413657	3.703644	53.45%	0	2009
	4.405086	2.413657	-45.21%	0	2008
	3.701531	4.405086	19.01%	0	2007
	3.509816	3.701531	5.46%	0	2006
	3.216948	3.509816	9.10%	0	2005
	3.270799	3.216948	-1.65%	0	2004

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.744835	22.320576	75.13%	0	2009
	27.270190	12.744835	-53.26%	0	2008
	21.774036	27.270190	25.24%	0	2007
	15.175734	21.774036	43.48%	0	2006
	11.752892	15.175734	29.12%	0	2005
	10.123089	11.752892	16.10%	0	2004

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.284215	12.757117	75.13%	0	2009
	15.592266	7.284215	-53.28%	0	2008
	12.455029	15.592266	25.19%	0	2007
	8.684672	12.455029	43.41%	0	2006
	6.729816	8.684672	29.05%	0	2005
	5.797749	6.729816	16.08%	0	2004

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.040208	11.201705	23.91%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.629397	11.531909	19.76%	0	2009
	14.639860	9.629397	-34.22%	0	2008
	13.914350	14.639860	5.21%	0	2007
	11.805572	13.914350	17.86%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.603081	9.535164	10.83%	0	2009
	10.161177	8.603081	-15.33%	0	2008
	9.917761	10.161177	2.45%	0	2007
	9.731335	9.917761	1.92%	0	2006
	9.808073	9.731335	-0.78%	0	2005
	9.951175	9.808073	-1.44%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.884137	9.465140	20.05%	0	2009
	13.319541	7.884137	-40.81%	0	2008
	13.551102	13.319541	-1.71%	0	2007
	13.163790	13.551102	2.94%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.125014	10.443480	28.53%	0	2009
	13.719597	8.125014	-40.78%	0	2008
	13.037326	13.719597	5.23%	0	2007
	11.723327	13.037326	11.21%	0	2006
	11.217069	11.723327	4.51%	0	2005
	10.000000	11.217069	12.17%	0	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.250663	12.51%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.379408	23.79%	0	2009*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.415149	8.950048	20.70%	0	2009
	10.797061	7.415149	-31.32%	0	2008
	10.402421	10.797061	3.79%	0	2007
	10.000000	10.402421	4.02%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.217980	10.110557	9.68%	0	2009
	10.457773	9.217980	-11.86%	0	2008
	10.384612	10.457773	0.70%	0	2007
	10.000000	10.384612	3.85%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.169940	9.929560	38.49%	0	2009
	11.947796	7.169940	-39.99%	0	2008
	10.683364	11.947796	11.84%	0	2007
	10.000000	10.683364	6.83%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.096694	8.274989	35.73%	0	2009
	11.175007	6.096694	-45.44%	0	2008
	10.212629	11.175007	9.42%	0	2007
	10.000000	10.212629	2.13%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.903354	7.545396	27.82%	0	2009
	9.746269	5.903354	-39.43%	0	2008
	10.000000	9.746269	-2.54%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	8.818504	12.591881	42.79%	0	2009
	12.521823	8.818504	-29.57%	0	2008
	12.415842	12.521823	0.85%	0	2007
	11.477315	12.415842	8.18%	0	2006
	11.461933	11.477315	0.13%	0	2005
	10.644927	11.461933	7.68%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.970615	11.387549	42.87%	0	2009
	11.334958	7.970615	-29.68%	0	2008
	11.235365	11.334958	0.89%	0	2007
	10.386510	11.235365	8.17%	0	2006
	10.000000	10.386510	3.87%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	7.667186	9.727222	26.87%	0	2009

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	12.413380	15.742482	26.82%	0	2009
	23.523222	12.413380	-47.23%	0	2008
	18.918849	23.523222	24.34%	0	2007
	14.549040	18.918849	30.04%	0	2006
	11.427124	14.549040	27.32%	0	2005
	10.217597	11.427124	11.84%	0	2004

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	7.643473	9.344449	22.25%	0	2009
	14.042490	7.643473	-45.57%	0	2008
	11.976724	14.042490	17.25%	0	2007
	9.727659	11.976724	23.12%	0	2006
	8.334131	9.727659	16.72%	0	2005
	7.367390	8.334131	13.12%	0	2004

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	13.990376	17.102991	22.25%	0	2009
	25.696124	13.990376	-45.55%	0	2008
	21.908299	25.696124	17.29%	0	2007
	17.804090	21.908299	23.05%	0	2006
	15.253536	17.804090	16.72%	0	2005
	13.484171	15.253536	13.12%	0	2004

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.105704	7.637902	49.60%	0	2009
	10.000000	5.105704	-48.94%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.087100	7.830477	28.64%	0	2009
	10.000000	6.087100	-39.13%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	6.318315	7.983421	26.35%	0	2009
	10.000000	6.318315	-36.82%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	7.871204	9.223900	17.19%	0	2009
	10.000000	7.871204	-21.29%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	7.153399	8.686563	21.43%	0	2009
	10.000000	7.153399	-28.47%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.014543	9.964165	10.53%	0	2009
	10.000000	9.014543	-9.85%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	7.509050	8.955653	19.26%	0	2009
	10.000000	7.509050	-24.91%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	6.792527	8.408744	23.79%	0	2009
	10.000000	6.792527	-32.07%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	8.248893	9.493792	15.09%	0	2009
	10.000000	8.248893	-17.51%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.798799	10.425092	6.39%	0	2009
	10.000000	9.798799	-2.01%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.782878	11.140309	13.88%	0	2009
	10.000000	9.782878	-2.17%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	12.969062	20.714473	59.72%	0	2009
	31.397914	12.969062	-58.69%	0	2008
	22.054946	31.397914	42.36%	0	2007
	16.493390	22.054946	33.72%	0	2006
	12.713638	16.493390	29.73%	0	2005
	10.766220	12.713638	18.09%	0	2004

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	14.490549	23.168812	59.89%	0	2009
	35.137800	14.490549	-58.76%	0	2008
	24.687179	35.137800	42.33%	0	2007
	18.471789	24.687179	33.65%	0	2006
	14.236749	18.471789	29.75%	0	2005
	12.054715	14.236749	18.10%	0	2004

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.803730	13.863022	0.43%	0	2009
	13.102704	13.803730	5.35%	0	2008
	12.503923	13.102704	4.79%	0	2007
	12.371062	12.503923	1.07%	0	2006
	12.248814	12.371062	1.00%	0	2005
	12.128686	12.248814	0.99%	1,420	2004

NVIT NVIT Growth Fund: Class I - Q/NQ	3.544436	4.626753	30.54%	0	2009
	5.913085	3.544436	-40.06%	0	2008
	5.058202	5.913085	16.90%	0	2007
	4.871231	5.058202	3.84%	0	2006
	4.676487	4.871231	4.16%	0	2005
	4.421055	4.676487	5.78%	0	2004

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.431015	8.088902	25.78%	0	2009
	11.555148	6.431015	-44.35%	0	2008
	10.802306	11.555148	6.97%	0	2007
	10.000000	10.802306	8.02%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.063460	11.275573	24.41%	0	2009
	14.674212	9.063460	-38.24%	0	2008
	14.162292	14.674212	3.61%	0	2007
	12.389980	14.162292	14.30%	0	2006
	11.736943	12.389980	5.56%	0	2005
	10.524667	11.736943	11.52%	0	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.468700	14.69%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.024686	20.25%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.565944	11.272269	6.68%	0	2009
	11.496047	10.565944	-8.09%	0	2008
	11.155745	11.496047	3.05%	0	2007
	10.743737	11.155745	3.83%	0	2006
	10.633118	10.743737	1.04%	0	2005
	10.388956	10.633118	2.35%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	9.806543	11.426058	16.51%	0	2009
	13.055741	9.806543	-24.89%	0	2008
	12.635905	13.055741	3.32%	0	2007
	11.602141	12.635905	8.91%	0	2006
	11.260586	11.602141	3.03%	0	2005
	10.511469	11.260586	7.13%	0	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.441190	11.485760	21.66%	0	2009
	14.070907	9.441190	-32.90%	0	2008
	13.555454	14.070907	3.80%	0	2007
	12.100071	13.555454	12.03%	0	2006
	11.554315	12.100071	4.72%	0	2005
	10.539613	11.554315	9.63%	0	2004

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.258994	11.494305	12.04%	0	2009
	12.347458	10.258994	-16.91%	0	2008
	11.927822	12.347458	3.52%	0	2007
	11.247978	11.927822	6.04%	0	2006
	11.006534	11.247978	2.19%	0	2005
	10.502231	11.006534	4.80%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	11.798022	15.779485	33.75%	0	2009
	18.987431	11.798022	-37.86%	0	2008
	18.052218	18.987431	5.18%	0	2007
	16.796167	18.052218	7.48%	0	2006
	15.319315	16.796167	9.64%	0	2005
	13.534578	15.319315	13.19%	978	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.780474	10.547730	-2.16%	0	2009
	10.801157	10.780474	-0.19%	0	2008
	10.540307	10.801157	2.47%	0	2007
	10.309696	10.540307	2.24%	0	2006
	10.267038	10.309696	0.42%	0	2005
	10.413500	10.267038	-1.41%	0	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.550599	12.834262	21.64%	0	2009
	13.043358	10.550599	-19.11%	0	2008
	12.748732	13.043358	2.31%	0	2007
	12.433153	12.748732	2.54%	0	2006
	12.440836	12.433153	-0.06%	0	2005
	11.940484	12.440836	4.19%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.049680	8.073761	33.46%	0	2009
	10.000000	6.049680	-39.50%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.205365	14.228697	26.98%	0	2009
	21.350365	11.205365	-47.52%	0	2008
	21.211573	21.350365	0.65%	0	2007
	17.668354	21.211573	20.05%	0	2006
	16.121390	17.668354	9.60%	0	2005
	13.706741	16.121390	17.62%	0	2004

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.270513	7.958679	26.92%	0	2009
	10.000000	6.270513	-37.29%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.254822	7.794044	24.61%	0	2009
	10.000000	6.254822	-37.45%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.186904	7.691865	24.32%	0	2009

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.177518	7.655179	23.92%	0	2009
	10.000000	6.177518	-38.22%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.658061	8.495635	27.60%	0	2009
	10.000000	6.658061	-33.42%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.235950	10.266672	24.66%	0	2009
	15.717907	8.235950	-47.60%	0	2008
	14.645439	15.717907	7.32%	0	2007
	14.508796	14.645439	0.94%	0	2006
	13.723755	14.508796	5.72%	0	2005
	12.372523	13.723755	10.92%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	13.930430	17.195450	23.44%	0	2009
	20.994710	13.930430	-33.65%	0	2008
	23.059585	20.994710	-8.95%	0	2007
	20.100696	23.059585	14.72%	0	2006
	19.938786	20.100696	0.81%	0	2005
	17.380579	19.938786	14.72%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	12.903236	16.998540	31.74%	0	2009
	21.345940	12.903236	-39.55%	0	2008
	21.373134	21.345940	-0.13%	0	2007
	19.504567	21.373134	9.58%	0	2006
	17.754986	19.504567	9.85%	0	2005
	15.252779	17.754986	16.40%	1,037	2004

NVIT NVIT Nationwide Fund: Class I - Q/NQ	6.192790	7.637082	23.32%	0	2009
	10.834878	6.192790	-42.84%	0	2008
	10.241994	10.834878	5.79%	0	2007
	9.215792	10.241994	11.14%	0	2006
	8.769845	9.215792	5.09%	0	2005
	8.170362	8.769845	7.34%	0	2004

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.796941	10.262637	4.75%	0	2009
	10.000000	9.796941	-2.03%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.867621	28.68%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.842401	28.42%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	5.941349	7.469516	25.72%	0	2009
	9.641992	5.941349	-38.38%	0	2008
	10.083630	9.641992	-4.38%	0	2007
	8.895000	10.083630	13.36%	0	2006
	8.723996	8.895000	1.96%	0	2005
	7.591688	8.723996	14.92%	0	2004

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.562940	7.118002	27.95%	0	2009
	10.000000	5.562940	-44.37%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	6.559913	9.271764	41.34%	0	2009
	12.312209	6.559913	-46.72%	0	2008
	11.030000	12.312209	11.62%	0	2007
	10.447082	11.030000	5.58%	0	2006
	10.163198	10.447082	2.79%	0	2005
	9.717730	10.163198	4.58%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	12.906444	17.633242	36.62%	0	2009
	22.067035	12.906444	-41.51%	0	2008
	21.221247	22.067035	3.99%	0	2007
	18.436138	21.221247	15.11%	0	2006
	16.485857	18.436138	11.83%	0	2005
	14.141920	16.485857	16.57%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	7.903754	10.804180	36.70%	0	2009
	13.512292	7.903754	-41.51%	0	2008
	12.996648	13.512292	3.97%	0	2007
	11.290616	12.996648	15.11%	0	2006
	10.098870	11.290616	11.80%	0	2005
	8.665362	10.098870	16.54%	2,359	2004

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.964846	2.435715	23.96%	0	2009
	9.518385	1.964846	-79.36%	0	2008
	10.000000	9.518385	-4.82%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.129718	2.610203	22.56%	0	2009
	10.211061	2.129718	-79.14%	0	2008
	10.452662	10.211061	-2.31%	0	2007
	10.000000	10.452662	4.53%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	6.360525	7.980089	25.46%	0	2009
	10.570308	6.360525	-39.83%	0	2008
	10.351457	10.570308	2.11%	0	2007
	9.201145	10.351457	12.50%	0	2006
	8.876997	9.201145	3.65%	0	2005
	8.292232	8.876997	7.05%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.842436	7.839168	34.18%	0	2009
	9.609304	5.842436	-39.20%	0	2008
	9.947032	9.609304	-3.40%	0	2007
	10.000000	9.947032	-0.53%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	5.440766	7.056151	29.69%	0	2009
	10.923198	5.440766	-50.19%	0	2008
	10.505043	10.923198	3.98%	0	2007
	10.432419	10.505043	0.70%	0	2006
	9.495781	10.432419	9.86%	0	2005
	8.106165	9.495781	17.14%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.804504	8.05%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.883488	8.83%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.469820	8.971890	38.67%	0	2009
	11.535826	6.469820	-43.92%	0	2008
	10.486994	11.535826	10.00%	0	2007
	10.000000	10.486994	4.87%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.864727	8.408965	22.50%	0	2009
	11.013646	6.864727	-37.67%	0	2008
	10.931569	11.013646	0.75%	0	2007
	10.000000	10.931569	9.32%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.370189	10.047962	7.23%	0	2009
	10.669846	9.370189	-12.18%	0	2008
	10.346901	10.669846	3.12%	0	2007
	10.000000	10.346901	3.47%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	19.423520	24.735120	27.35%	0	2009
	23.359018	19.423520	-16.85%	0	2008
	22.422608	23.359018	4.18%	0	2007
	20.689585	22.422608	8.38%	0	2006
	18.844947	20.689585	9.79%	0	2005
	17.507218	18.844947	7.64%	0	2004

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.237225	21.365804	108.71%	0	2009
	29.698218	10.237225	-65.53%	0	2008
	22.076275	29.698218	34.53%	0	2007
	16.176117	22.076275	36.47%	0	2006
	12.542241	16.176117	28.97%	0	2005
	10.000000	12.542241	25.42%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	12.214727	25.466956	108.49%	0	2009
	35.464292	12.214727	-65.56%	0	2008
	26.353137	35.464292	34.57%	0	2007
	19.315823	26.353137	36.43%	0	2006
	14.961568	19.315823	29.10%	0	2005
	12.151788	14.961568	23.12%	0	2004

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	16.779683	25.866132	54.15%	0	2009
	31.831716	16.779683	-47.29%	0	2008
	22.398641	31.831716	42.11%	0	2007
	18.388896	22.398641	21.81%	0	2006
	12.400273	18.388896	48.29%	0	2005
	10.000000	12.400273	24.00%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	21.005424	32.362732	54.07%	0	2009
	39.868718	21.005424	-47.31%	0	2008
	28.048427	39.868718	42.14%	0	2007
	23.035585	28.048427	21.76%	0	2006
	15.528066	23.035585	48.35%	0	2005
	12.780575	15.528066	21.50%	0	2004

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.007237	30.07%	0	2009*

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.552223	13.320343	39.45%	0	2009
	15.209622	9.552223	-37.20%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.674445	11.500113	7.73%	0	2009
	11.096433	10.674445	-3.80%	0	2008
	10.368826	11.096433	7.02%	0	2007
	10.441102	10.368826	-0.69%	0	2006
	10.516428	10.441102	-0.72%	0	2005
	10.167675	10.516428	3.43%	0	2004
	10.000000	10.167675	1.68%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	6.477256	7.477302	15.44%	0	2009
	10.130404	6.477256	-36.06%	0	2008
	10.371892	10.130404	-2.33%	0	2007
	9.061513	10.371892	14.46%	0	2006
	8.859195	9.061513	2.28%	0	2005
	8.020916	8.859195	10.45%	0	2004
	6.343370	8.020916	26.45%	0	2003
	8.048687	6.343370	-21.19%	0	2002
	8.985762	8.048687	-10.43%	144	2001

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.757379	9.853515	27.02%	0	2009
	10.490382	7.757379	-26.05%	0	2008
	10.986503	10.490382	-4.52%	0	2007
	10.000000	10.986503	9.87%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	12.335575	14.453148	17.17%	310	2009
	17.234872	12.335575	-28.43%	310	2008
	18.589009	17.234872	-7.28%	310	2007
	16.026138	18.589009	15.99%	310	2006
	15.608228	16.026138	2.68%	0	2005
	13.965656	15.608228	11.76%	0	2004
	11.078580	13.965656	26.06%	0	2003
	12.970847	11.078580	-14.59%	3,448	2002
	11.762857	12.970847	10.27%	774	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	11.994330	19.94%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.096288	0.96%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.324820	11.396127	22.21%	0	2009
	13.808682	9.324820	-32.47%	0	2008
	14.221505	13.808682	-2.90%	0	2007
	12.715512	14.221505	11.84%	0	2006
	12.129884	12.715512	4.83%	657	2005
	10.180890	12.129884	19.14%	460	2004
	7.559086	10.180890	34.68%	649	2003
	10.000000	7.559086	-24.41%	0	2002*

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	4.324325	5.653903	30.75%	0	2009
	6.746523	4.324325	-35.90%	0	2008
	6.404072	6.746523	5.35%	0	2007
	5.999106	6.404072	6.75%	0	2006
	5.922656	5.999106	1.29%	0	2005
	5.704671	5.922656	3.82%	0	2004
	4.631497	5.704671	23.17%	0	2003
	6.668566	4.631497	-30.55%	0	2002
	8.812703	6.668566	-24.33%	0	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	5.842587	7.215119	23.49%	0	2009
	9.509256	5.842587	-38.56%	0	2008
	9.243565	9.509256	2.87%	0	2007
	8.186900	9.243565	12.91%	0	2006
	7.999480	8.186900	2.34%	436	2005
	7.396534	7.999480	8.15%	515	2004
	5.894657	7.396534	25.48%	2,542	2003
	7.767594	5.894657	-24.11%	12,557	2002
	9.049949	7.767594	-14.17%	1,860	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	7.171759	8.591886	19.80%	0	2009
	10.414758	7.171759	-31.14%	0	2008
	9.946363	10.414758	4.71%	0	2007
	8.735295	9.946363	13.86%	0	2006
	8.560978	8.735295	2.04%	0	2005
	8.337310	8.560978	2.68%	0	2004
	7.038931	8.337310	18.45%	0	2003
	8.646332	7.038931	-18.59%	0	2002
	9.754707	8.646332	-11.36%	3,991	2001

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.965619	14.086697	17.73%	158	2009
	13.203298	11.965619	-9.37%	158	2008
	12.818721	13.203298	3.00%	158	2007
	12.589947	12.818721	1.82%	158	2006
	12.713989	12.589947	-0.98%	1,683	2005
	12.552260	12.713989	1.29%	1,650	2004
	12.271126	12.552260	2.29%	4,029	2003
	11.484670	12.271126	6.85%	21,446	2002
	10.878559	11.484670	5.57%	2,829	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	8.123128	9.858204	21.36%	0	2009
	11.091718	8.123128	-26.76%	0	2008
	10.445326	11.091718	6.19%	0	2007
	10.000000	10.445326	4.45%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	7.411458	9.329477	25.88%	0	2009
	11.268405	7.411458	-34.23%	0	2008
	10.465181	11.268405	7.68%	0	2007
	10.000000	10.465181	4.65%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	6.898157	8.860551	28.45%	0	2009
	11.396683	6.898157	-39.47%	0	2008
	10.485193	11.396683	8.69%	0	2007
	10.000000	10.485193	4.85%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	7.858046	10.420754	32.61%	439	2009
	14.009256	7.858046	-43.91%	439	2008
	12.197798	14.009256	14.85%	439	2007
	11.181839	12.197798	9.09%	707	2006
	9.789128	11.181839	14.23%	808	2005
	8.682526	9.789128	12.75%	0	2004
	6.920130	8.682526	25.47%	0	2003
	7.816214	6.920130	-11.46%	5,809	2002
	9.125314	7.816214	-14.35%	2,264	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.627506	13.887891	44.25%	0	2009
	21.602731	9.627506	-55.43%	0	2008
	15.175959	21.602731	42.35%	0	2007
	13.312384	15.175959	14.00%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	7.717828	9.809757	27.11%	0	2009
	13.781135	7.717828	-44.00%	0	2008
	13.903021	13.781135	-0.88%	0	2007
	11.843841	13.903021	17.39%	0	2006
	11.456030	11.843841	3.39%	0	2005
	10.521989	11.456030	8.88%	68	2004
	8.265957	10.521989	27.29%	202	2003
	10.188250	8.265957	-18.87%	8,071	2002
	10.983138	10.188250	-7.24%	3,435	2001

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	4.108591	5.852345	42.44%	0	2009
	9.353663	4.108591	-56.08%	0	2008
	7.777874	9.353663	20.26%	0	2007
	7.555893	7.777874	2.94%	0	2006
	7.100082	7.555893	6.42%	0	2005
	6.784526	7.100082	4.65%	0	2004
	5.352807	6.784526	26.75%	0	2003
	7.013259	5.352807	-23.68%	0	2002
	8.386726	7.013259	-16.38%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	4.243553	5.315668	25.26%	0	2009
	8.227831	4.243553	-48.42%	0	2008
	6.635254	8.227831	24.00%	0	2007
	6.359482	6.635254	4.34%	0	2006
	6.156179	6.359482	3.30%	0	2005
	6.098846	6.156179	0.94%	0	2004
	4.698743	6.098846	29.80%	0	2003
	6.886888	4.698743	-31.77%	0	2002
	8.564829	6.886888	-19.59%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	7.138508	10.032637	40.54%	0	2009
	9.745511	7.138508	-26.75%	0	2008
	9.713021	9.745511	0.33%	0	2007
	8.936966	9.713021	8.68%	0	2006
	8.917105	8.936966	0.22%	196	2005
	8.333323	8.917105	7.01%	188	2004
	6.714163	8.333323	24.12%	179	2003
	6.628864	6.714163	1.29%	210	2002
	7.698171	6.628864	-13.89%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.139826	10.045453	40.70%	0	2009
	9.736249	7.139826	-26.67%	0	2008
	10.000000	9.736249	-2.64%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.047525	11.360925	13.07%	0	2009
	10.634552	10.047525	-5.52%	0	2008
	10.440933	10.634552	1.85%	0	2007
	10.240260	10.440933	1.96%	0	2006
	10.261851	10.240260	-0.21%	0	2005
	10.063411	10.261851	1.97%	0	2004
	10.000000	10.063411	0.63%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.536210	8.945832	36.87%	0	2009
	11.054388	6.536210	-40.87%	0	2008
	9.793498	11.054388	12.87%	0	2007
	10.000000	9.793498	-2.07%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	6.495676	8.028179	23.59%	0	2009
	11.838503	6.495676	-45.13%	0	2008
	10.334267	11.838503	14.56%	0	2007
	8.962888	10.334267	15.30%	0	2006
	7.706474	8.962888	16.30%	0	2005
	6.946822	7.706474	10.94%	0	2004
	4.962486	6.946822	39.99%	0	2003
	6.373447	4.962486	-22.14%	0	2002
	8.283269	6.373447	-23.06%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.051829	12.428459	23.64%	0	2009
	18.323911	10.051829	-45.14%	0	2008
	15.993091	18.323911	14.57%	0	2007
	13.870439	15.993091	15.30%	0	2006
	11.930797	13.870439	16.26%	298	2005
	10.753925	11.930797	10.94%	298	2004
	7.679551	10.753925	40.03%	321	2003
	10.000000	7.679551	-23.20%	284	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.129621	10.969289	53.86%	0	2009
	14.939812	7.129621	-52.28%	0	2008
	14.475045	14.939812	3.21%	0	2007
	12.743211	14.475045	13.59%	0	2006
	12.710937	12.743211	0.25%	0	2005
	11.407795	12.710937	11.42%	0	2004
	7.395851	11.407795	54.25%	0	2003
	10.000000	7.395851	-26.04%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.703927	10.211260	32.55%	0	2009
	11.204194	7.703927	-31.24%	0	2008
	11.048415	11.204194	1.41%	0	2007
	10.000000	11.048415	10.48%	205	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.304461	7.959335	26.25%	0	2009
	9.629129	6.304461	-34.53%	0	2008
	10.092246	9.629129	-4.59%	0	2007
	10.000000	10.092246	0.92%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.555682	8.346794	27.32%	0	2009
	10.000000	6.555682	-34.44%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.169021	10.410351	68.75%	0	2009
	13.335384	6.169021	-53.74%	0	2008
	10.601538	13.335384	25.79%	0	2007
	10.000000	10.601538	6.02%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.092612	9.511951	34.11%	0	2009
	12.173229	7.092612	-41.74%	0	2008
	10.788508	12.173229	12.84%	0	2007
	10.000000	10.788508	7.89%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.697954	13.571550	16.02%	0	2009
	11.267840	11.697954	3.82%	0	2008
	10.383050	11.267840	8.52%	0	2007
	10.000000	10.383050	3.83%	0	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	6.978209	8.234464	18.00%	0	2009
	12.443275	6.978209	-43.92%	0	2008
	11.394373	12.443275	9.21%	0	2007
	10.990161	11.394373	3.68%	0	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.443382	10.331102	38.80%	0	2009
	14.403113	7.443382	-48.32%	0	2008
	13.330346	14.403113	8.05%	0	2007
	11.729530	13.330346	13.65%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	15.902747	19.438614	22.23%	0	2009

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	5.855251	8.357247	42.73%	0	2009
	10.756603	5.855251	-45.57%	0	2008
	8.054624	10.756603	33.55%	0	2007
	7.551143	8.054624	6.67%	0	2006
	6.862688	7.551143	10.03%	0	2005
	5.951269	6.862688	15.31%	0	2004
	5.063604	5.951269	17.53%	0	2003
	6.161775	5.063604	-17.82%	1,101	2002
	8.065320	6.161775	-23.60%	0	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.486667	11.496542	53.56%	0	2009
	13.652175	7.486667	-45.16%	0	2008
	11.472335	13.652175	19.00%	0	2007
	10.872452	11.472335	5.52%	0	2006
	9.990321	10.872452	8.83%	180	2005
	10.135620	9.990321	-1.43%	168	2004
	7.047062	10.135620	43.83%	164	2003
	10.000000	7.047062	-29.53%	161	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.402631	3.684847	53.37%	0	2009
	4.387219	2.402631	-45.24%	0	2008
	3.688412	4.387219	18.95%	0	2007
	3.499173	3.688412	5.41%	0	2006
	3.208834	3.499173	9.05%	0	2005
	3.264215	3.208834	-1.70%	0	2004
	2.279736	3.264215	43.18%	0	2003
	3.948572	2.279736	-42.26%	0	2002
	6.445540	3.948572	-38.74%	0	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.701447	22.233227	75.04%	0	2009
	27.191319	12.701447	-53.29%	0	2008
	21.722217	27.191319	25.18%	0	2007
	15.147332	21.722217	43.41%	348	2006
	11.736868	15.147332	29.06%	0	2005
	10.114454	11.736868	16.04%	0	2004
	7.690276	10.114454	31.52%	0	2003
	10.000000	7.690276	-23.10%	0	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.251003	12.692466	75.04%	0	2009
	15.529146	7.251003	-53.31%	0	2008
	12.410984	15.529146	25.12%	0	2007
	8.658372	12.410984	43.34%	0	2006
	6.712855	8.658372	28.98%	0	2005
	5.786098	6.712855	16.02%	0	2004
	4.399755	5.786098	31.51%	0	2003
	6.062871	4.399755	-27.43%	5,925	2002
	8.101668	6.062871	-25.17%	1,573	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.018677	11.169317	23.85%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.596586	11.486745	19.70%	0	2009
	14.597459	9.596586	-34.26%	0	2008
	13.881187	14.597459	5.16%	0	2007
	11.783442	13.881187	17.80%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.578190	9.502722	10.78%	0	2009
	10.136974	8.578190	-15.38%	0	2008
	9.899222	10.136974	2.40%	0	2007
	9.718098	9.899222	1.86%	0	2006
	9.799725	9.718098	-0.83%	0	2005
	9.947781	9.799725	-1.49%	0	2004
	10.000000	9.947781	-0.52%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.857286	9.428093	19.99%	0	2009
	13.280979	7.857286	-40.84%	0	2008
	13.518806	13.280979	-1.76%	0	2007
	13.139124	13.518806	2.89%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.105646	10.413252	28.47%	0	2009
	13.693921	8.105646	-40.81%	0	2008
	13.019610	13.693921	5.18%	0	2007
	11.713378	13.019610	11.15%	0	2006
	11.213274	11.713378	4.46%	0	2005
	10.000000	11.213274	12.13%	0	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.246822	12.47%	0	2009*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.375183	23.75%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.405025	8.933259	20.64%	0	2009
	10.787854	7.405025	-31.36%	0	2008
	10.398894	10.787854	3.74%	0	2007
	10.000000	10.398894	3.99%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.205400	10.091602	9.63%	0	2009
	10.448842	9.205400	-11.90%	0	2008
	10.381087	10.448842	0.65%	0	2007
	10.000000	10.381087	3.81%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.160160	9.910942	38.42%	0	2009
	11.937617	7.160160	-40.02%	0	2008
	10.679747	11.937617	11.78%	0	2007
	10.000000	10.679747	6.80%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.088358	8.259444	35.66%	0	2009
	11.165468	6.088358	-45.47%	0	2008
	10.209164	11.165468	9.37%	0	2007
	10.000000	10.209164	2.09%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.898318	7.535100	27.75%	0	2009
	9.742939	5.898318	-39.46%	0	2008
	10.000000	9.742939	-2.57%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.240153	13.187222	42.72%	0	2009
	13.127264	9.240153	-29.61%	0	2008
	13.022843	13.127264	0.80%	0	2007
	12.044579	13.022843	8.12%	0	2006
	12.034568	12.044579	0.08%	0	2005
	11.182457	12.034568	7.62%	138	2004
	9.355944	11.182457	19.52%	0	2003
	9.272228	9.355944	0.90%	0	2002
	9.103082	9.272228	1.86%	0	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.955693	11.360424	42.80%	0	2009
	11.319528	7.955693	-29.72%	0	2008
	11.225838	11.319528	0.83%	0	2007
	10.382986	11.225838	8.12%	0	2006
	10.000000	10.382986	3.83%	168	2005*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	7.634898	9.681307	26.80%	0	2009

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	12.371122	15.680870	26.75%	0	2009
	23.455171	12.371122	-47.26%	0	2008
	18.873806	23.455171	24.27%	0	2007
	14.521798	18.873806	29.97%	0	2006
	11.411527	14.521798	27.26%	455	2005
	10.208872	11.411527	11.78%	0	2004
	7.716980	10.208872	32.29%	0	2003
	10.000000	7.716980	-22.83%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	6.966364	8.512289	22.19%	0	2009
	12.805068	6.966364	-45.60%	0	2008
	10.926954	12.805068	17.19%	0	2007
	8.879540	10.926954	23.06%	0	2006
	7.611391	8.879540	16.66%	0	2005
	6.731926	7.611391	13.06%	0	2004
	5.061545	6.731926	33.00%	0	2003
	6.940366	5.061545	-27.07%	0	2002
	8.746493	6.940366	-20.65%	0	2001

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	13.949888	17.044782	22.19%	0	2009
	25.634895	13.949888	-45.58%	0	2008
	21.867335	25.634895	17.23%	0	2007
	17.779859	21.867335	22.99%	0	2006
	15.240542	17.779859	16.66%	0	2005
	13.479571	15.240542	13.06%	0	2004
	10.000000	13.479571	34.80%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.103952	7.631379	49.52%	0	2009
	10.000000	5.103952	-48.96%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.085016	7.823806	28.57%	0	2009
	10.000000	6.085016	-39.15%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	6.316145	7.976604	26.29%	0	2009
	10.000000	6.316145	-36.84%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	7.868519	9.216039	17.13%	0	2009
	10.000000	7.868519	-21.31%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	7.150952	8.679150	21.37%	0	2009
	10.000000	7.150952	-28.49%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.011472	9.955686	10.48%	0	2009
	10.000000	9.011472	-9.89%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	7.506482	8.948011	19.20%	0	2009
	10.000000	7.506482	-24.94%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	6.790204	8.401560	23.73%	0	2009
	10.000000	6.790204	-32.10%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	8.246084	9.485717	15.03%	0	2009
	10.000000	8.246084	-17.54%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.795461	10.416211	6.34%	0	2009
	10.000000	9.795461	-2.05%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.779546	11.130830	13.82%	0	2009
	10.000000	9.779546	-2.20%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	12.914454	20.616718	59.64%	0	2009
	31.281790	12.914454	-58.72%	0	2008
	21.984674	31.281790	42.29%	0	2007
	16.449238	21.984674	33.65%	0	2006
	12.686067	16.449238	29.66%	0	2005
	10.748366	12.686067	18.03%	0	2004
	6.653146	10.748366	61.55%	0	2003
	8.029311	6.653146	-17.14%	0	2002
	8.664580	8.029311	-7.33%	0	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	14.441239	23.078165	59.81%	0	2009
	35.036225	14.441239	-58.78%	0	2008
	24.628457	35.036225	42.26%	0	2007
	18.437248	24.628457	33.58%	0	2006
	14.217363	18.437248	29.68%	288	2005
	12.044452	14.217363	18.04%	334	2004
	7.457415	12.044452	61.51%	156	2003
	10.000000	7.457415	-25.43%	152	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.233310	14.287140	0.38%	0	2009
	13.517369	14.233310	5.30%	0	2008
	12.906278	13.517369	4.73%	2,479	2007
	12.775650	12.906278	1.02%	2,316	2006
	12.655862	12.775650	0.95%	2,435	2005
	12.538146	12.655862	0.94%	2,592	2004
	12.575241	12.538146	-0.29%	13,577	2003
	11.591446	12.575241	8.49%	18,910	2002
	11.057449	11.591446	4.83%	4,996	2001

NVIT NVIT Growth Fund: Class I - Q/NQ	3.729893	4.866360	30.47%	0	2009
	6.225656	3.729893	-40.09%	0	2008
	5.328316	6.225656	16.84%	0	2007
	5.133976	5.328316	3.79%	0	2006
	4.931237	5.133976	4.11%	0	2005
	4.664269	4.931237	5.72%	0	2004
	3.594625	4.664269	29.76%	0	2003
	5.159349	3.594625	-30.33%	0	2002
	7.345790	5.159349	-29.76%	0	2001

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.422245	8.073743	25.72%	0	2009
	11.545296	6.422245	-44.37%	0	2008
	10.798640	11.545296	6.91%	0	2007
	10.000000	10.798640	7.99%	316	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.031394	11.229930	24.34%	0	2009
	14.629797	9.031394	-38.27%	0	2008
	14.126678	14.629797	3.56%	0	2007
	12.365120	14.126678	14.25%	0	2006
	11.719355	12.365120	5.51%	0	2005
	10.514264	11.719355	11.46%	0	2004
	8.156681	10.514264	28.90%	2,659	2003
	10.000000	8.156681	-18.43%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.464785	14.65%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.020578	20.21%	0	2009*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.528544	11.226634	6.63%	0	2009
	11.461211	10.528544	-8.14%	0	2008
	11.127671	11.461211	3.00%	0	2007
	10.722170	11.127671	3.78%	0	2006
	10.617184	10.722170	0.99%	0	2005
	10.378702	10.617184	2.30%	0	2004
	9.839589	10.378702	5.48%	0	2003
	10.000000	9.839589	-1.60%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	9.771858	11.379824	16.46%	0	2009
	13.016218	9.771858	-24.93%	0	2008
	12.604126	13.016218	3.27%	0	2007
	11.578857	12.604126	8.85%	0	2006
	11.243726	11.578857	2.98%	21,369	2005
	10.501100	11.243726	7.07%	23,655	2004
	8.948375	10.501100	17.35%	2,736	2003
	10.000000	8.948375	-10.52%	7,755	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.407785	11.439275	21.59%	0	2009
	14.028309	9.407785	-32.94%	0	2008
	13.521373	14.028309	3.75%	0	2007
	12.075809	13.521373	11.97%	0	2006
	11.537030	12.075809	4.67%	3,453	2005
	10.529222	11.537030	9.57%	2,819	2004
	8.505236	10.529222	23.80%	2,819	2003
	10.000000	8.505236	-14.95%	2,819	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.222697	11.447776	11.98%	0	2009
	12.310070	10.222697	-16.96%	0	2008
	11.897824	12.310070	3.46%	0	2007
	11.225416	11.897824	5.99%	0	2006
	10.990053	11.225416	2.14%	0	2005
	10.491868	10.990053	4.75%	0	2004
	9.440087	10.491868	11.14%	0	2003
	10.000000	9.440087	-5.60%	0	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	10.117884	13.525433	33.68%	0	2009
	16.291811	10.117884	-37.90%	0	2008
	15.497335	16.291811	5.13%	0	2007
	14.426404	15.497335	7.42%	0	2006
	13.164635	14.426404	9.58%	601	2005
	11.636878	13.164635	13.13%	0	2004
	8.840892	11.636878	31.63%	685	2003
	10.678915	8.840892	-17.21%	3,877	2002
	11.070860	10.678915	-3.54%	1,478	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.546883	10.313905	-2.21%	123	2009
	10.572523	10.546883	-0.24%	123	2008
	10.322500	10.572523	2.42%	123	2007
	10.101803	10.322500	2.18%	2,766	2006
	10.065138	10.101803	0.36%	2,933	2005
	10.213942	10.065138	-1.46%	2,135	2004
	10.384079	10.213942	-1.64%	2,775	2003
	10.495945	10.384079	-1.07%	2,152	2002
	10.365377	10.495945	1.26%	19,274	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.729363	13.045048	21.58%	0	2009
	13.271150	10.729363	-19.15%	0	2008
	12.978045	13.271150	2.26%	0	2007
	12.663264	12.978045	2.49%	0	2006
	12.677552	12.663264	-0.11%	273	2005
	12.173906	12.677552	4.14%	260	2004
	11.108153	12.173906	9.59%	235	2003
	10.599824	11.108153	4.80%	245	2002
	10.409141	10.599824	1.83%	0	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.047611	8.066876	33.39%	0	2009
	10.000000	6.047611	-39.52%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.172918	14.180247	26.92%	0	2009
	21.299454	11.172918	-47.54%	0	2008
	21.171874	21.299454	0.60%	0	2007
	17.644287	21.171874	19.99%	0	2006
	16.107651	17.644287	9.54%	0	2005
	13.702064	16.107651	17.56%	0	2004
	10.000000	13.702064	37.02%	0	2003*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.268363	7.951875	26.86%	0	2009
	10.000000	6.268363	-37.32%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.252676	7.787385	24.54%	0	2009
	10.000000	6.252676	-37.47%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.184777	7.685308	24.26%	0	2009

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.175408	7.648661	23.86%	0	2009
	10.000000	6.175408	-38.25%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.655774	8.488366	27.53%	0	2009
	10.000000	6.655774	-33.44%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	3.829839	4.771711	24.59%	0	2009

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	12.021534	14.831548	23.37%	0	2009
	18.127074	12.021534	-33.68%	0	2008
	19.920154	18.127074	-9.00%	0	2007
	17.372951	19.920154	14.66%	0	2006
	17.241803	17.372951	0.76%	201	2005

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	6.655774	8.488366	27.53%	0	2009
	10.000000	6.655774	-33.44%	0	2008*

NVIT NVIT Nationwide Fund: Class I - Q/NQ	6.475718	7.981931	23.26%	0	2009
	11.335692	6.475718	-42.87%	0	2008
	10.720914	11.335692	5.73%	0	2007
	9.651649	10.720914	11.08%	0	2006
	9.189303	9.651649	5.03%	141	2005
	8.565524	9.189303	7.28%	557	2004
	6.871837	8.565524	24.65%	1,279	2003
	8.506385	6.871837	-19.22%	1,856	2002
	9.870104	8.506385	-13.82%	2,827	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.561032	7.111931	27.89%	562	2009
	10.000000	5.561032	-44.39%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.793605	10.253900	4.70%	0	2009
	10.000000	9.793605	-2.06%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.863233	28.63%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.838018	28.38%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	5.365695	6.742362	25.66%	0	2009
	8.712249	5.365695	-38.41%	0	2008
	9.115994	8.712249	-4.43%	0	2007
	8.045521	9.115994	13.31%	364	2006
	7.894866	8.045521	1.91%	0	2005
	6.873683	7.894866	14.86%	0	2004
	5.350046	6.873683	28.48%	0	2003
	7.311838	5.350046	-26.83%	0	2002
	8.516206	7.311838	-14.14%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	5.122066	7.235804	41.27%	0	2009
	9.618478	5.122066	-46.75%	0	2008
	8.621233	9.618478	11.57%	0	2007
	8.169779	8.621233	5.53%	0	2006
	7.951832	8.169779	2.74%	0	2005
	7.607183	7.951832	4.53%	0	2004
	5.943076	7.607183	28.00%	0	2003
	8.312895	5.943076	-28.51%	6,981	2002
	9.729278	8.312895	-14.56%	6,162	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	12.869095	17.573225	36.55%	0	2009
	22.014470	12.869095	-41.54%	0	2008
	21.181587	22.014470	3.93%	0	2007
	18.411069	21.181587	15.05%	0	2006
	16.471830	18.411069	11.77%	0	2005
	14.137104	16.471830	16.51%	0	2004
	10.000000	14.137104	41.37%	0	2003*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	7.868788	10.750875	36.63%	0	2009
	13.459419	7.868788	-41.54%	0	2008
	12.952450	13.459419	3.91%	0	2007
	11.257951	12.952450	15.05%	0	2006
	10.074781	11.257951	11.74%	0	2005
	8.649128	10.074781	16.48%	0	2004
	6.186473	8.649128	39.81%	0	2003
	8.128277	6.186473	-23.89%	2,809	2002
	9.454837	8.128277	-14.03%	933	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.963161	2.432383	23.90%	0	2009
	9.515124	1.963161	-79.37%	0	2008
	10.000000	9.515124	-4.85%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.126804	2.605300	22.50%	0	2009
	10.202357	2.126804	-79.15%	0	2008
	10.449121	10.202357	-2.36%	0	2007
	10.000000	10.449121	4.49%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	5.919937	7.423529	25.40%	0	2009
	9.843152	5.919937	-39.86%	0	2008
	9.644314	9.843152	2.06%	0	2007
	8.576947	9.644314	12.44%	0	2006
	8.278998	8.576947	3.60%	0	2005
	7.737580	8.278998	7.00%	0	2004
	6.246495	7.737580	23.87%	0	2003
	7.869795	6.246495	-20.63%	1,750	2002
	8.962724	7.869795	-12.19%	2,058	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.834455	7.824453	34.11%	0	2009
	9.601104	5.834455	-39.23%	0	2008
	9.943652	9.601104	-3.44%	0	2007
	10.000000	9.943652	-0.56%	340	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	2.968443	3.847818	29.62%	0	2009
	5.962681	2.968443	-50.22%	0	2008
	5.737368	5.962681	3.93%	0	2007
	5.700607	5.737368	0.64%	0	2006
	5.191439	5.700607	9.81%	0	2005
	4.433993	5.191439	17.08%	0	2004
	3.611675	4.433993	22.77%	0	2003
	5.117009	3.611675	-29.42%	0	2002
	7.617605	5.117009	-32.83%	0	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.800810	8.01%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.879769	8.80%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.460992	8.955077	38.60%	0	2009
	11.526004	6.460992	-43.94%	0	2008
	10.483447	11.526004	9.94%	0	2007
	10.000000	10.483447	4.83%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.855370	8.393213	22.43%	0	2009
	11.004273	6.855370	-37.70%	0	2008
	10.927873	11.004273	0.70%	0	2007
	10.000000	10.927873	9.28%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.357413	10.029132	7.18%	0	2009
	10.660749	9.357413	-12.23%	0	2008
	10.343397	10.660749	3.07%	0	2007
	10.000000	10.343397	3.43%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	17.352177	22.086056	27.28%	0	2009
	20.878662	17.352177	-16.89%	0	2008
	20.052000	20.878662	4.12%	0	2007
	18.511634	20.052000	8.32%	0	2006
	16.869772	18.511634	9.73%	0	2005
	15.680273	16.869772	7.59%	0	2004
	12.545244	15.680273	24.99%	96	2003
	11.750369	12.545244	6.76%	114	2002
	10.919466	11.750369	7.61%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.212834	21.304028	108.60%	0	2009
	29.642705	10.212834	-65.55%	0	2008
	22.046333	29.642705	34.46%	0	2007
	16.162409	22.046333	36.40%	0	2006
	12.537995	16.162409	28.91%	0	2005
	10.000000	12.537995	25.38%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	7.745238	16.140102	108.39%	0	2009
	22.499126	7.745238	-65.58%	0	2008
	16.727451	22.499126	34.50%	0	2007
	12.266817	16.727451	36.36%	0	2006
	9.506426	12.266817	29.04%	0	2005
	7.725070	9.506426	23.06%	0	2004
	5.125268	7.725070	50.73%	0	2003
	5.400085	5.125268	-5.09%	0	2002
	5.627188	5.400085	-4.04%	0	2001

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	16.739730	25.791348	54.07%	248	2009
	31.772203	16.739730	-47.31%	248	2008
	22.368253	31.772203	42.04%	248	2007
	18.373309	22.368253	21.74%	248	2006
	12.396076	18.373309	48.22%	0	2005
	10.000000	12.396076	23.96%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	20.825181	32.068624	53.99%	0	2009
	39.546906	20.825181	-47.34%	0	2008
	27.836326	39.546906	42.07%	0	2007
	22.873047	27.836326	21.70%	0	2006
	15.426354	22.873047	48.27%	0	2005
	12.703348	15.426354	21.44%	0	2004
	8.975646	12.703348	41.53%	0	2003
	9.450138	8.975646	-5.02%	0	2002
	10.796770	9.450138	-12.47%	0	2001

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.002801	30.03%	0	2009*

Maximum Optional Benefits Elected (Total 2.80%)
(Variable account charges of 2.80% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	11.080501	15.364531	38.66%	0	2009
	17.743184	11.080501	-37.55%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.338268	11.075263	7.13%	0	2009
	10.807779	10.338268	-4.34%	0	2008
	10.156560	10.807779	6.41%	0	2007
	10.285066	10.156560	-1.25%	0	2006
	10.417725	10.285066	-1.27%	0	2005
	10.129239	10.417725	2.85%	0	2004
	10.000000	10.129239	1.29%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	7.024654	8.063572	14.79%	0	2009
	11.048864	7.024654	-36.42%	0	2008
	11.376616	11.048864	-2.88%	0	2007
	9.995371	11.376616	13.82%	0	2006
	9.827333	9.995371	1.71%	0	2005
	8.947766	9.827333	9.83%	0	2004
	7.116360	8.947766	25.74%	0	2003

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.641367	9.651560	26.31%	0	2009
	10.392087	7.641367	-26.47%	0	2008
	10.945504	10.392087	-5.06%	0	2007
	10.000000	10.945504	9.46%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	9.728199	11.334045	16.51%	0	2009
	13.668992	9.728199	-28.83%	0	2008
	14.826859	13.668992	-7.81%	0	2007
	12.854772	14.826859	15.34%	0	2006
	12.590186	12.854772	2.10%	0	2005
	11.328947	12.590186	11.13%	0	2004
	9.037739	11.328947	25.35%	0	2003

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	11.949250	19.49%	0	2009*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.102183	1.02%	3,494	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	8.980381	10.913380	21.52%	0	2009
	13.374065	8.980381	-32.85%	0	2008
	13.852287	13.374065	-3.45%	0	2007
	12.455279	13.852287	11.22%	0	2006
	11.948645	12.455279	4.24%	0	2005
	10.085497	11.948645	18.47%	0	2004
	7.530557	10.085497	33.93%	0	2003

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	5.136997	6.678660	30.01%	0	2009
	8.059862	5.136997	-36.26%	0	2008
	7.694269	8.059862	4.75%	0	2007
	7.248388	7.694269	6.15%	0	2006
	7.196386	7.248388	0.72%	0	2005
	6.970741	7.196386	3.24%	0	2004
	5.691372	6.970741	22.48%	0	2003

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	6.478090	7.954894	22.80%	0	2009
	10.603414	6.478090	-38.91%	0	2008
	10.365796	10.603414	2.29%	0	2007
	9.232631	10.365796	12.27%	0	2006
	9.072170	9.232631	1.77%	0	2005
	8.435823	9.072170	7.54%	0	2004
	6.760911	8.435823	24.77%	0	2003

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	7.269545	8.660039	19.13%	0	2009
	10.616604	7.269545	-31.53%	0	2008
	10.196819	10.616604	4.12%	0	2007
	9.005763	10.196819	13.23%	0	2006
	8.875845	9.005763	1.46%	0	2005
	8.692839	8.875845	2.11%	0	2004
	7.380586	8.692839	17.78%	0	2003

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	10.321568	12.082892	17.06%	0	2009
	11.453642	10.321568	-9.88%	0	2008
	11.183290	11.453642	2.42%	0	2007
	11.045689	11.183290	1.25%	0	2006
	11.217473	11.045689	-1.53%	0	2005
	11.137438	11.217473	0.72%	0	2004
	10.949614	11.137438	1.72%	0	2003

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	8.001673	9.656190	20.68%	0	2009
	10.987795	8.001673	-27.18%	0	2008
	10.406328	10.987795	5.59%	0	2007
	10.000000	10.406328	4.06%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	7.300625	9.138264	25.17%	0	2009
	11.162831	7.300625	-34.60%	0	2008
	10.426103	11.162831	7.07%	0	2007
	10.000000	10.426103	4.26%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	6.794969	8.678912	27.73%	0	2009
	11.289897	6.794969	-39.81%	0	2008
	10.446041	11.289897	8.08%	0	2007
	10.000000	10.446041	4.46%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	9.057684	11.944026	31.87%	0	2009
	16.239616	9.057684	-44.22%	0	2008
	14.220172	16.239616	14.20%	0	2007
	13.109309	14.220172	8.47%	0	2006
	11.541243	13.109309	13.59%	0	2005
	10.294495	11.541243	12.11%	0	2004
	8.251275	10.294495	24.76%	0	2003

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	5.821893	8.350939	43.44%	0	2009
	13.137711	5.821893	-55.69%	0	2008
	9.281768	13.137711	41.54%	0	2007
	10.000000	9.281768	-7.18%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	6.762759	8.547432	26.39%	0	2009
	12.144305	6.762759	-44.31%	0	2008
	12.321441	12.144305	-1.44%	0	2007
	10.555716	12.321441	16.73%	0	2006
	10.267675	10.555716	2.81%	0	2005
	9.483867	10.267675	8.26%	0	2004
	7.492527	9.483867	26.58%	0	2003

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.096834	7.219171	41.64%	0	2009
	11.669454	5.096834	-56.32%	0	2008
	9.758739	11.669454	19.58%	0	2007
	9.533740	9.758739	2.36%	0	2006
	9.009154	9.533740	5.82%	0	2005
	8.657465	9.009154	4.06%	0	2004
	6.869092	8.657465	26.04%	0	2003

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	5.095996	6.347556	24.56%	0	2009
	9.936765	5.095996	-48.72%	0	2008
	8.058978	9.936765	23.30%	0	2007
	7.767612	8.058978	3.75%	0	2006
	7.561699	7.767612	2.72%	0	2005
	7.533675	7.561699	0.37%	0	2004
	5.836965	7.533675	29.07%	0	2003

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.244095	12.918876	39.75%	0	2009
	12.691556	9.244095	-27.16%	0	2008
	12.721185	12.691556	-0.23%	0	2007
	11.770806	12.721185	8.07%	0	2006
	11.810921	11.770806	-0.34%	0	2005
	11.100132	11.810921	6.40%	0	2004
	8.993929	11.100132	23.42%	0	2003

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.072891	9.895352	39.91%	0	2009
	9.699601	7.072891	-27.08%	0	2008
	10.000000	9.699601	-3.00%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	9.731239	10.941422	12.44%	0	2009
	10.358069	9.731239	-6.05%	0	2008
	10.227336	10.358069	1.28%	0	2007
	10.087380	10.227336	1.39%	0	2006
	10.165687	10.087380	-0.77%	0	2005
	10.025521	10.165687	1.40%	0	2004
	10.000000	10.025521	0.26%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.438424	8.762439	36.10%	0	2009
	10.950780	6.438424	-41.21%	0	2008
	9.756903	10.950780	12.24%	0	2007
	10.000000	9.756903	-2.43%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	7.787736	9.570889	22.90%	0	2009
	14.273871	7.787736	-45.44%	0	2008
	12.531063	14.273871	13.91%	0	2007
	10.929475	12.531063	14.65%	0	2006
	9.450375	10.929475	15.65%	0	2005
	8.567007	9.450375	10.31%	0	2004
	6.154443	8.567007	39.20%	0	2003

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	9.680559	11.902041	22.95%	0	2009
	17.747234	9.680559	-45.45%	0	2008
	15.577878	17.747234	13.93%	0	2007
	13.586552	15.577878	14.66%	0	2006
	11.752519	13.586552	15.61%	0	2005
	10.653140	11.752519	10.32%	0	2004
	7.650567	10.653140	39.25%	0	2003

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	6.866244	10.504629	52.99%	0	2009
	14.469677	6.866244	-52.55%	0	2008
	14.099296	14.469677	2.63%	0	2007
	12.482441	14.099296	12.95%	0	2006
	12.521060	12.482441	-0.31%	0	2005
	11.300946	12.521060	10.80%	0	2004
	7.367940	11.300946	53.38%	0	2003

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.588748	10.002045	31.80%	0	2009
	11.099238	7.588748	-31.63%	0	2008
	11.007185	11.099238	0.84%	0	2007
	10.000000	11.007185	10.07%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.210129	7.796103	25.54%	0	2009
	9.538874	6.210129	-34.90%	0	2008
	10.054554	9.538874	-5.13%	0	2007
	10.000000	10.054554	0.55%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.531010	8.268604	26.61%	0	2009
	10.000000	6.531010	-34.69%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.076711	10.196946	67.80%	0	2009
	13.210424	6.076711	-54.00%	0	2008
	10.561925	13.210424	25.08%	0	2007
	10.000000	10.561925	5.62%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	6.986531	9.316973	33.36%	0	2009
	12.059157	6.986531	-42.06%	0	2008
	10.748209	12.059157	12.20%	0	2007
	10.000000	10.748209	7.48%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.523182	13.293587	15.36%	0	2009
	11.162287	11.523182	3.23%	0	2008
	10.344284	11.162287	7.91%	0	2007
	10.000000	10.344284	3.44%	0	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.268858	9.702574	17.34%	0	2009
	14.828378	8.268858	-44.24%	0	2008
	13.655678	14.828378	8.59%	0	2007
	13.245580	13.655678	3.10%	0	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.250030	10.006120	38.01%	0	2009
	14.108628	7.250030	-48.61%	0	2008
	13.132093	14.108628	7.44%	0	2007
	11.620304	13.132093	13.01%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	16.168989	19.652954	21.55%	0	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.533825	10.692615	41.93%	0	2009
	13.918876	7.533825	-45.87%	0	2008
	10.481825	13.918876	32.79%	0	2007
	9.882088	10.481825	6.07%	0	2006
	9.031765	9.882088	9.41%	0	2005
	7.876570	9.031765	14.67%	0	2004
	6.739631	7.876570	16.87%	0	2003

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.210074	11.009530	52.70%	0	2009
	13.222443	7.210074	-45.47%	0	2008
	11.174415	13.222443	18.33%	0	2007
	10.649901	11.174415	4.93%	0	2006
	9.841009	10.649901	8.22%	0	2005
	10.040652	9.841009	-1.99%	0	2004
	7.020452	10.040652	43.02%	0	2003

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.307514	6.569138	52.50%	0	2009
	7.910212	4.307514	-45.54%	0	2008
	6.688093	7.910212	18.27%	0	2007
	6.380763	6.688093	4.82%	0	2006
	5.884322	6.380763	8.44%	0	2005
	6.019774	5.884322	-2.25%	0	2004
	4.227960	6.019774	42.38%	0	2003

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.232327	21.291629	74.06%	0	2009
	26.335796	12.232327	-53.55%	0	2008
	21.158399	26.335796	24.47%	0	2007
	14.837361	21.158399	42.60%	0	2006
	11.561495	14.837361	28.33%	0	2005
	10.019672	11.561495	15.39%	0	2004
	7.661258	10.019672	30.78%	0	2003

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	9.485235	16.509985	74.06%	0	2009
	20.429517	9.485235	-53.57%	0	2008
	16.420222	20.429517	24.42%	0	2007
	11.519963	16.420222	42.54%	0	2006
	8.981785	11.519963	28.26%	0	2005
	7.785565	8.981785	15.36%	0	2004
	5.953600	7.785565	30.77%	0	2003

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	8.784492	10.818077	23.15%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.206165	13.337878	19.02%	0	2009
	17.142496	11.206165	-34.63%	0	2008
	16.394070	17.142496	4.57%	0	2007
	13.995070	16.394070	17.14%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.308151	9.151815	10.15%	0	2009
	9.873439	8.308151	-15.85%	0	2008
	9.696717	9.873439	1.82%	0	2007
	9.573004	9.696717	1.29%	0	2006
	9.707882	9.573004	-1.39%	0	2005
	9.910320	9.707882	-2.04%	0	2004
	10.000000	9.910320	-0.90%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.911758	9.440023	19.32%	0	2009
	13.448917	7.911758	-41.17%	0	2008
	13.767669	13.448917	-2.32%	0	2007
	13.456536	13.767669	2.31%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	7.895143	10.085747	27.75%	0	2009
	13.413996	7.895143	-41.14%	0	2008
	12.826024	13.413996	4.58%	0	2007
	11.604312	12.826024	10.53%	0	2006
	11.171523	11.604312	3.87%	0	2005
	10.000000	11.171523	11.72%	0	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.204513	12.05%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.328706	23.29%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.294286	8.750148	19.96%	0	2009
	10.686759	7.294286	-31.74%	0	2008
	10.360055	10.686759	3.15%	0	2007
	10.000000	10.360055	3.60%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.067839	9.884887	9.01%	0	2009
	10.350952	9.067839	-12.40%	0	2008
	10.342338	10.350952	0.08%	0	2007
	10.000000	10.342338	3.42%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.053080	9.707814	37.64%	0	2009
	11.825777	7.053080	-40.36%	0	2008
	10.639867	11.825777	11.15%	0	2007
	10.000000	10.639867	6.40%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	5.997264	8.090090	34.90%	0	2009
	11.060833	5.997264	-45.78%	0	2008
	10.171033	11.060833	8.75%	0	2007
	10.000000	10.171033	1.71%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.842946	7.422364	27.03%	0	2009
	9.706239	5.842946	-39.80%	0	2008
	10.000000	9.706239	-2.94%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.400540	13.340729	41.91%	0	2009
	13.430772	9.400540	-30.01%	0	2008
	13.399738	13.430772	0.23%	0	2007
	12.463071	13.399738	7.52%	0	2006
	12.522990	12.463071	-0.48%	0	2005
	11.702110	12.522990	7.01%	0	2004
	9.846069	11.702110	18.85%	0	2003

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.792795	11.065291	41.99%	0	2009
	11.150569	7.792795	-30.11%	0	2008
	11.121185	11.150569	0.26%	0	2007
	10.344229	11.121185	7.51%	0	2006
	10.000000	10.344229	3.44%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.823813	11.125937	26.09%	0	2009

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	11.914214	15.016732	26.04%	0	2009
	22.717093	11.914214	-47.55%	0	2008
	18.383846	22.717093	23.57%	0	2007
	14.224602	18.383846	29.24%	0	2006
	11.241007	14.224602	26.54%	0	2005
	10.113202	11.241007	11.15%	0	2004
	7.687861	10.113202	31.55%	0	2003

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	8.490677	10.316479	21.50%	0	2009
	15.695545	8.490677	-45.90%	0	2008
	13.469645	15.695545	16.53%	0	2007
	11.007543	13.469645	22.37%	0	2006
	9.488687	11.007543	16.01%	0	2005
	8.439776	9.488687	12.43%	0	2004
	6.381493	8.439776	32.25%	0	2003

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	13.510802	16.415369	21.50%	0	2009
	24.968926	13.510802	-45.89%	0	2008
	21.420366	24.968926	16.57%	0	2007
	17.514673	21.420366	22.30%	0	2006
	15.097895	17.514673	16.01%	0	2005
	13.428934	15.097895	12.43%	0	2004
	10.000000	13.428934	34.29%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.084689	7.559816	48.68%	0	2009
	10.000000	5.084689	-49.15%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.062056	7.750430	27.85%	0	2009
	10.000000	6.062056	-39.38%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	6.292350	7.901850	25.58%	0	2009
	10.000000	6.292350	-37.08%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	7.838917	9.129721	16.47%	0	2009
	10.000000	7.838917	-21.61%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	7.124031	8.597837	20.69%	0	2009
	10.000000	7.124031	-28.76%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	8.977627	9.862495	9.86%	0	2009
	10.000000	8.977627	-10.22%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	7.478232	8.864196	18.53%	0	2009
	10.000000	7.478232	-25.22%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	6.764627	8.322823	23.03%	0	2009
	10.000000	6.764627	-32.35%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	8.215074	9.396894	14.39%	0	2009
	10.000000	8.215074	-17.85%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.758691	10.318745	5.74%	0	2009
	10.000000	9.758691	-2.41%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.742839	11.026696	13.18%	0	2009
	10.000000	9.742839	-2.57%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.831355	21.956290	58.74%	0	2009
	33.693189	13.831355	-58.95%	0	2008
	23.813945	33.693189	41.49%	0	2007
	17.918416	23.813945	32.90%	0	2006
	13.897002	17.918416	28.94%	0	2005
	11.840925	13.897002	17.36%	0	2004
	7.370807	11.840925	60.65%	0	2003

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	13.907906	22.100858	58.91%	0	2009
	33.934109	13.907906	-59.01%	0	2008
	23.989282	33.934109	41.46%	0	2007
	18.060045	23.989282	32.83%	0	2006
	14.004972	18.060045	28.95%	0	2005
	11.931622	14.004972	17.38%	0	2004
	7.429260	11.931622	60.60%	0	2003

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.182521	12.159802	-0.19%	0	2009
	11.635178	12.182521	4.70%	0	2008
	11.172362	11.635178	4.14%	0	2007
	11.121681	11.172362	0.46%	0	2006
	11.079571	11.121681	0.38%	0	2005
	11.038626	11.079571	0.37%	0	2004
	11.133937	11.038626	-0.86%	0	2003

NVIT NVIT Growth Fund: Class I - Q/NQ	5.867269	7.611906	29.74%	0	2009
	9.848792	5.867269	-40.43%	0	2008
	8.477163	9.848792	16.18%	0	2007
	8.214083	8.477163	3.20%	0	2006
	7.934219	8.214083	3.53%	0	2005
	7.547142	7.934219	5.13%	0	2004
	5.849234	7.547142	29.03%	0	2003

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.326161	7.908176	25.01%	0	2009
	11.437095	6.326161	-44.69%	0	2008
	10.758307	11.437095	6.31%	0	2007
	10.000000	10.758307	7.58%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	8.684887	10.738307	23.64%	0	2009
	14.148318	8.684887	-38.62%	0	2008
	13.739493	14.148318	2.98%	0	2007
	12.094067	13.739493	13.61%	0	2006
	11.527106	12.094067	4.92%	0	2005
	10.400290	11.527106	10.83%	0	2004
	8.113853	10.400290	28.18%	0	2003

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.421675	14.22%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	11.975410	19.75%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.124734	10.735313	6.03%	0	2009
	11.084019	10.124734	-8.65%	0	2008
	10.822672	11.084019	2.41%	0	2007
	10.487114	10.822672	3.20%	0	2006
	10.443029	10.487114	0.42%	0	2005
	10.266218	10.443029	1.72%	0	2004
	9.788002	10.266218	4.89%	0	2003

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	9.397013	10.881725	15.80%	0	2009
	12.587849	9.397013	-25.35%	0	2008
	12.258669	12.587849	2.69%	0	2007
	11.325043	12.258669	8.24%	0	2006
	11.059287	11.325043	2.40%	0	2005
	10.387269	11.059287	6.47%	0	2004
	8.901427	10.387269	16.69%	0	2003

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.046885	10.938546	20.91%	0	2009
	13.566652	9.046885	-33.32%	0	2008
	13.150794	13.566652	3.16%	0	2007
	11.811103	13.150794	11.34%	0	2006
	11.347783	11.811103	4.08%	0	2005
	10.415083	11.347783	8.96%	0	2004
	8.460596	10.415083	23.10%	0	2003

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.830579	10.946741	11.35%	0	2009
	11.904923	9.830579	-17.42%	0	2008
	11.571698	11.904923	2.88%	0	2007
	10.979319	11.571698	5.40%	0	2006
	10.809764	10.979319	1.57%	0	2005
	10.378140	10.809764	4.16%	0	2004
	9.390578	10.378140	10.52%	0	2003

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	8.843928	11.755908	32.93%	0	2009
	14.321306	8.843928	-38.25%	0	2008
	13.700429	14.321306	4.53%	0	2007
	12.825652	13.700429	6.82%	0	2006
	11.769884	12.825652	8.97%	0	2005
	10.462838	11.769884	12.49%	0	2004
	7.993851	10.462838	30.89%	0	2003

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.656987	9.390532	-2.76%	0	2009
	9.735239	9.656987	-0.80%	0	2008
	9.559098	9.735239	1.84%	0	2007
	9.407511	9.559098	1.61%	0	2006
	9.426258	9.407511	-0.20%	0	2005
	9.619743	9.426258	-2.01%	0	2004
	9.835321	9.619743	-2.19%	0	2003

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.854736	11.914299	20.90%	0	2009
	12.258317	9.854736	-19.61%	0	2008
	12.055767	12.258317	1.68%	0	2007
	11.829718	12.055767	1.91%	0	2006
	11.909897	11.829718	-0.67%	0	2005
	11.501450	11.909897	3.55%	0	2004
	10.553935	11.501450	8.98%	0	2003

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.024818	7.991263	32.64%	0	2009
	10.000000	6.024818	-39.75%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	10.821168	13.656507	26.20%	0	2009
	20.745991	10.821168	-47.84%	0	2008
	20.739088	20.745991	0.03%	0	2007
	17.381100	20.739088	19.32%	0	2006
	15.956891	17.381100	8.93%	0	2005
	13.650576	15.956891	16.90%	0	2004
	10.000000	13.650576	36.51%	0	2003*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.244736	7.877347	26.14%	0	2009
	10.000000	6.244736	-37.55%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.229093	7.714365	23.84%	0	2009
	10.000000	6.229093	-37.71%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.229179	7.823609	25.60%	149,560	2009

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	6.152116	7.576931	23.16%	0	2009
	10.000000	6.152116	-38.48%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.630696	8.408810	26.82%	0	2009
	10.000000	6.630696	-33.69%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	5.229333	6.478729	23.89%	0	2009
	10.041738	5.229333	-47.92%	0	2008
	9.414637	10.041738	6.66%	0	2007
	9.384246	9.414637	0.32%	0	2006
	8.931073	9.384246	5.07%	0	2005
	8.101413	8.931073	10.24%	0	2004
	6.207447	8.101413	30.51%	0	2003

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	8.064801	9.893930	22.68%	0	2009
	12.229773	8.064801	-34.06%	0	2008
	13.516037	12.229773	-9.52%	0	2007
	11.854253	13.516037	14.02%	0	2006
	11.831125	11.854253	0.20%	0	2005
	10.376786	11.831125	14.02%	0	2004
	6.805760	10.376786	52.47%	0	2003

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	8.592740	11.250488	30.93%	0	2009
	14.303051	8.592740	-39.92%	0	2008
	14.410196	14.303051	-0.74%	0	2007
	13.231327	14.410196	8.91%	0	2006
	12.118555	13.231327	9.18%	0	2005
	10.474920	12.118555	15.69%	0	2004
	7.641994	10.474920	37.07%	0	2003

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	6.729807	8.248436	22.57%	0	2009
	11.847340	6.729807	-43.20%	0	2008
	11.268563	11.847340	5.14%	0	2007
	10.201905	11.268563	10.46%	0	2006
	9.767983	10.201905	4.44%	0	2005
	9.156429	9.767983	6.68%	0	2004
	7.387404	9.156429	23.95%	0	2003

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.539956	7.045037	27.17%	0	2009
	10.000000	5.539956	-44.60%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.756839	10.157941	4.11%	0	2009
	10.000000	9.756839	-2.43%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.814927	28.15%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.789798	27.90%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	6.336820	7.917841	24.95%	0	2009
	10.347466	6.336820	-38.76%	0	2008
	10.888605	10.347466	-4.97%	0	2007
	9.664193	10.888605	12.67%	0	2006
	9.536734	9.664193	1.34%	0	2005
	8.350133	9.536734	14.21%	0	2004
	6.535958	8.350133	27.76%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	5.097652	7.160820	40.47%	0	2009
	9.626981	5.097652	-47.05%	0	2008
	8.677941	9.626981	10.94%	0	2007
	8.269931	8.677941	4.93%	0	2006
	8.094719	8.269931	2.16%	0	2005
	7.787678	8.094719	3.94%	0	2004
	6.118473	7.787678	27.28%	0	2003

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	12.464026	16.924305	35.79%	0	2009
	21.442487	12.464026	-41.87%	0	2008
	20.748629	21.442487	3.34%	0	2007
	18.136480	20.748629	14.40%	0	2006
	16.317670	18.136480	11.15%	0	2005
	14.084003	16.317670	15.86%	0	2004
	10.000000	14.084003	40.84%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.581803	11.659063	35.86%	0	2009
	14.762294	8.581803	-41.87%	0	2008
	14.287084	14.762294	3.33%	0	2007
	12.488041	14.287084	14.41%	0	2006
	11.238612	12.488041	11.12%	0	2005
	9.702830	11.238612	15.83%	0	2004
	6.979355	9.702830	39.02%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.944708	2.395976	23.20%	0	2009
	9.479293	1.944708	-79.48%	0	2008
	10.000000	9.479293	-5.21%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.094963	2.551860	21.81%	0	2009
	10.106755	2.094963	-79.27%	0	2008
	10.410109	10.106755	-2.91%	0	2007
	10.000000	10.410109	4.10%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	6.565778	8.187059	24.69%	0	2009
	10.978937	6.565778	-40.20%	0	2008
	10.818360	10.978937	1.48%	0	2007
	9.675327	10.818360	11.81%	0	2006
	9.391908	9.675327	3.02%	0	2005
	8.827365	9.391908	6.40%	0	2004
	7.166545	8.827365	23.17%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.747137	7.663967	33.35%	0	2009
	9.511102	5.747137	-39.57%	0	2008
	9.906509	9.511102	-3.99%	0	2007
	10.000000	9.906509	-0.93%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	4.877209	6.286480	28.90%	0	2009
	9.852451	4.877209	-50.50%	0	2008
	9.534100	9.852451	3.34%	0	2007
	9.526496	9.534100	0.08%	0	2006
	8.724542	9.526496	9.19%	0	2005
	7.493747	8.724542	16.42%	0	2004
	6.138481	7.493747	22.08%	0	2003

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.760148	7.60%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.838809	8.39%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.364333	8.771493	37.82%	0	2009
	11.417995	6.364333	-44.26%	0	2008
	10.444295	11.417995	9.32%	0	2007
	10.000000	10.444295	4.44%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.752814	8.221114	21.74%	0	2009
	10.901157	6.752814	-38.05%	0	2008
	10.887073	10.901157	0.13%	0	2007
	10.000000	10.887073	8.87%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.217569	9.823676	6.58%	0	2009
	10.560867	9.217569	-12.72%	0	2008
	10.304780	10.560867	2.49%	0	2007
	10.000000	10.304780	3.05%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	15.335483	19.409428	26.57%	0	2009
	18.556578	15.335483	-17.36%	0	2008
	17.923217	18.556578	3.53%	0	2007
	16.639741	17.923217	7.71%	0	2006
	15.249442	16.639741	9.12%	0	2005
	14.254376	15.249442	6.98%	0	2004
	11.468918	14.254376	24.29%	0	2003

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	9.947604	20.634207	107.43%	0	2009
	29.037096	9.947604	-65.74%	0	2008
	21.718677	29.037096	33.70%	0	2007
	16.011992	21.718677	35.64%	0	2006
	12.491325	16.011992	28.18%	0	2005
	10.000000	12.491325	24.91%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	13.124124	27.195437	107.22%	0	2009
	38.341062	13.124124	-65.77%	0	2008
	28.667512	38.341062	33.74%	0	2007
	21.141424	28.667512	35.60%	0	2006
	16.476343	21.141424	28.31%	0	2005
	13.464658	16.476343	22.37%	0	2004
	8.983679	13.464658	49.88%	0	2003

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	16.305119	24.980315	53.21%	0	2009
	31.123033	16.305119	-47.61%	0	2008
	22.035864	31.123033	41.24%	0	2007
	18.202394	22.035864	21.06%	0	2006
	12.349923	18.202394	47.39%	0	2005
	10.000000	12.349923	23.50%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	18.286568	28.000916	53.12%	0	2009
	34.923264	18.286568	-47.64%	0	2008
	24.721668	34.923264	41.27%	0	2007
	20.428335	24.721668	21.02%	0	2006
	13.855153	20.428335	47.44%	0	2005
	11.474015	13.855153	20.75%	0	2004
	8.152874	11.474015	40.74%	0	2003

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	12.953957	29.54%	0	2009*

Condensed Financial Information (Waddell & Reed)

No Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.674192	21.835756	23.55%	73,910	2009
	24.107427	17.674192	-26.69%	3,340	2008
	16.932234	24.107427	42.38%	3,269	2007
	14.263441	16.932234	18.71%	1,604	2006
	11.616363	14.263441	22.79%	202	2005
	10.377361	11.616363	11.94%	157	2004
	9.422201	10.377361	10.14%	99	2003
	9.233503	9.422201	2.04%	0	2002
	10.379906	9.233503	-11.04%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	10.894499	12.187343	11.87%	270	2009
	13.957586	10.894499	-21.95%	117	2008
	12.429399	13.957586	12.29%	147	2007
	11.311806	12.429399	9.88%	413	2006
	10.902171	11.311806	3.76%	101	2005
	10.129507	10.902171	7.63%	101	2004
	8.608933	10.129507	17.66%	101	2003
	9.514063	8.608933	-9.51%	0	2002
	10.238551	9.514063	-7.08%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.214006	13.990719	5.88%	1,832	2009
	13.332908	13.214006	-0.89%	1,832	2008
	12.771687	13.332908	4.39%	1,614	2007
	12.400171	12.771687	3.00%	762	2006
	12.350979	12.400171	0.40%	135	2005
	12.034015	12.350979	2.63%	91	2004
	11.690957	12.034015	2.93%	42	2003
	10.858121	11.690957	7.67%	0	2002
	10.226347	10.858121	6.18%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	7.539773	9.238765	22.53%	2,504	2009
	11.699359	7.539773	-35.55%	1,918	2008
	10.385371	11.699359	12.65%	2,019	2007
	8.984926	10.385371	15.59%	1,965	2006
	8.342395	8.984926	7.70%	145	2005
	7.706275	8.342395	8.25%	81	2004
	6.651356	7.706275	15.86%	0	2003
	8.590536	6.651356	-22.57%	0	2002
	10.219013	8.590536	-15.94%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	10.168397	11.842989	16.47%	1,630	2009
	16.059891	10.168397	-36.68%	1,630	2008
	13.927831	16.059891	15.31%	1,376	2007
	12.161212	13.927831	14.53%	628	2006
	10.889524	12.161212	11.68%	0	2005
	10.000000	10.889524	8.90%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	7.351862	10.204060	38.80%	0	2009
	13.817893	7.351862	-46.79%	0	2008
	9.244437	13.817893	49.47%	0	2007
	10.000000	9.244437	-7.56%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	8.211874	14.088146	71.56%	91	2009
	21.567268	8.211874	-61.92%	91	2008
	15.212637	21.567268	41.77%	0	2007
	12.269102	15.212637	23.99%	0	2006
	10.000000	12.269102	22.69%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	7.377185	9.262002	25.55%	240	2009
	11.447833	11.717152	21.44%	62	2008
	9.426908	11.447833	21.44%	62	2007
	9.083547	9.426908	3.78%	160	2006
	8.265413	9.083547	9.90%	349	2005
	8.097972	8.265413	2.07%	218	2004
	6.660519	8.097972	21.58%	62	2003
	8.565867	6.660519	-22.24%	0	2002
	10.121935	8.565867	-15.37%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	11.817089	17.095068	44.66%	0	2009
	15.298564	11.817089	-22.76%	1,462	2008
	14.909699	15.298564	2.61%	1,462	2007
	13.685516	14.909699	8.95%	31	2006
	13.507495	13.685516	1.32%	88	2005
	12.444145	13.507495	8.54%	47	2004
	10.519093	12.444145	18.30%	0	2003
	10.866781	10.519093	-3.20%	0	2002
	10.074666	10.866781	7.86%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	8.256069	10.350505	25.37%	404	2009
	14.444150	8.256069	-42.84%	37	2008
	12.053681	14.444150	19.83%	101	2007
	10.083529	12.053681	19.54%	680	2006
	8.762162	10.083529	15.08%	0	2005
	7.779518	8.762162	12.63%	0	2004
	6.304344	7.779518	23.40%	0	2003
	7.796236	6.304344	-19.14%	0	2002
	10.147803	7.796236	-23.17%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	10.387686	14.056891	35.32%	1,162	2009
	18.209601	10.387686	-42.95%	1,162	2008
	16.774794	18.209601	8.55%	1,162	2007
	13.098654	16.774794	28.07%	535	2006
	11.926028	13.098654	9.83%	0	2005
	10.000000	11.926028	19.26%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	8.003237	11.171963	39.59%	0	2009
	15.588775	8.003237	-48.66%	0	2008
	14.817761	15.588775	5.20%	0	2007
	13.358941	14.817761	10.92%	0	2006
	11.186397	13.358941	19.42%	0	2005
	10.000000	11.186397	11.86%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	8.529179	12.359027	44.90%	0	2009
	13.537212	8.529179	-36.99%	0	2008
	12.167455	13.537212	11.26%	0	2007
	11.344145	12.167455	7.26%	0	2006
	10.000000	11.344145	13.44%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	11.047768	11.026382	-0.19%	262	2009
	10.942913	11.047768	0.96%	262	2008
	10.587809	10.942913	3.35%	0	2007
	10.272515	10.587809	3.07%	0	2006
	10.144352	10.272515	1.26%	0	2005
	10.196865	10.144352	-0.51%	0	2004
	10.267819	10.196865	-0.69%	0	2003
	10.275484	10.267819	-0.07%	0	2002
	10.040129	10.275484	2.34%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	9.132678	11.154422	22.14%	191	2009
	14.451912	9.132678	-36.81%	14	2008
	17.428504	14.451912	-17.08%	35	2007
	13.559914	17.428504	28.53%	237	2006
	12.382955	13.559914	9.50%	0	2005
	10.000000	12.382955	23.83%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	9.300091	13.216844	42.12%	407	2009
	14.238658	9.300091	-34.68%	74	2008
	11.588637	14.238658	22.87%	151	2007
	10.873008	11.588637	6.58%	923	2006
	9.386064	10.873008	15.84%	293	2005
	8.172078	9.386064	14.86%	182	2004
	6.340194	8.172078	28.89%	30	2003
	8.442316	6.340194	-24.90%	0	2002
	9.701363	8.442316	-12.98%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	8.918006	11.870403	33.11%	236	2009
	14.840515	8.918006	-39.91%	44	2008
	13.233103	14.840515	12.15%	77	2007
	12.749111	13.233103	3.80%	447	2006
	11.430870	12.749111	11.53%	238	2005
	10.122782	11.430870	12.92%	147	2004
	7.546353	10.122782	34.14%	25	2003
	9.766240	7.546353	-22.73%	0	2002
	10.080492	9.766240	-3.12%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	9.235729	11.784563	27.60%	343	2009
	12.655021	9.235729	-27.02%	179	2008
	13.361412	12.655021	-5.29%	46	2007
	11.573723	13.361412	15.45%	310	2006
	11.247156	11.573723	2.90%	0	2005
	10.000000	11.247156	12.47%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	9.591048	12.000501	25.12%	96	2009
	14.667394	9.591048	-34.61%	96	2008
	14.570214	14.667394	0.67%	96	2007
	12.616841	14.570214	15.48%	96	2006
	12.228753	12.616841	3.17%	96	2005
	10.790735	12.228753	13.33%	96	2004
	8.729604	10.790735	23.61%	97	2003

No Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.530208	21.635967	23.42%	30,881	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	10.805705	12.075777	11.75%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.106322	13.862661	5.77%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	7.478280	9.154142	22.41%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	10.120509	11.775283	16.35%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	7.332010	10.166203	38.66%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	8.182088	14.022839	71.38%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	7.317036	9.177195	25.42%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	11.720781	16.938603	44.52%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	8.188744	10.255711	25.24%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	10.338765	13.976506	35.19%	0	2009

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	7.965527	11.108080	39.45%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	8.498265	12.301781	44.76%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.957721	10.925440	-0.29%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	9.091936	11.093411	22.01%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	9.224232	13.095777	41.97%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	8.845278	11.761678	32.97%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	9.192206	11.717157	27.47%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	9.516843	11.895605	25.00%	0	2009

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.458570	21.536641	23.36%	27,860	2009
	23.849566	17.458570	-26.80%	0	2008
	16.776691	23.849566	42.16%	0	2007
	14.153834	16.776691	18.53%	0	2006
	11.544564	14.153834	22.60%	0	2005
	10.328889	11.544564	11.77%	1,571	2004
	9.392441	10.328889	9.97%	0	2003
	9.218335	9.392441	1.89%	0	2002
	10.378704	9.218335	-11.18%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	10.761534	12.020317	11.70%	0	2009
	13.808231	10.761534	-22.06%	0	2008
	12.315181	13.808231	12.12%	0	2007
	11.224846	12.315181	9.71%	0	2006
	10.834754	11.224846	3.60%	0	2005
	10.082166	10.834754	7.46%	0	2004
	8.581727	10.082166	17.48%	0	2003
	9.498424	8.581727	-9.65%	0	2002
	10.237361	9.498424	-7.22%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.052756	13.799018	5.72%	0	2009
	13.190241	13.052756	-1.04%	0	2008
	12.654334	13.190241	4.23%	0	2007
	12.304866	12.654334	2.84%	0	2006
	12.274629	12.304866	0.25%	552	2005
	11.977814	12.274629	2.48%	553	2004
	11.654058	11.977814	2.78%	0	2003
	10.840295	11.654058	7.51%	0	2002
	10.225161	10.840295	6.02%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	7.447726	9.112126	22.35%	0	2009
	11.574141	7.447726	-35.65%	0	2008
	10.289913	11.574141	12.48%	0	2007
	8.915827	10.289913	15.41%	0	2006
	8.290791	8.915827	7.54%	311	2005
	7.670241	8.290791	8.09%	1,635	2004
	6.630316	7.670241	15.68%	0	2003
	8.576410	6.630316	-22.69%	0	2002
	10.217829	8.576410	-16.06%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	10.096623	11.741533	16.29%	0	2009
	15.970821	10.096623	-36.78%	0	2008
	13.871751	15.970821	15.13%	0	2007
	12.130615	13.871751	14.35%	0	2006
	10.878591	12.130615	11.51%	0	2005
	10.000000	10.878591	8.79%	667	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	7.322087	10.147310	38.58%	0	2009
	13.782912	7.322087	-46.88%	0	2008
	9.235115	13.782912	49.24%	0	2007
	10.000000	9.235115	-7.65%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	8.167233	13.990288	71.30%	0	2009
	21.482800	8.167233	-61.98%	0	2008
	15.176222	21.482800	41.56%	0	2007
	12.258287	15.176222	23.80%	0	2006
	10.000000	12.258287	22.58%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	7.287096	9.135013	25.36%	0	2009
	11.325270	11.591708	21.25%	0	2008
	9.340232	11.325270	21.25%	0	2007
	9.013667	9.340232	3.62%	0	2006
	8.214264	9.013667	9.73%	330	2005
	8.060111	8.214264	1.91%	2,071	2004
	6.639456	8.060111	21.40%	0	2003
	8.551777	6.639456	-22.36%	0	2002
	10.120762	8.551777	-15.50%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	11.672865	16.860828	44.44%	0	2009
	15.134858	11.672865	-22.87%	0	2008
	14.772705	15.134858	2.45%	0	2007
	13.580319	14.772705	8.78%	0	2006
	13.424002	13.580319	1.16%	0	2005
	12.386029	13.424002	8.38%	0	2004
	10.485875	12.386029	18.12%	0	2003
	10.848937	10.485875	-3.35%	0	2002
	10.073496	10.848937	7.70%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	8.155274	10.208611	25.18%	0	2009
	14.289549	8.155274	-42.93%	0	2008
	11.942881	14.289549	19.65%	0	2007
	10.005986	11.942881	19.36%	0	2006
	8.707966	10.005986	14.91	100	2005
	7.743155	8.707966	12.46%	931	2004
	6.284412	7.743155	23.21%	0	2003
	7.783412	6.284412	-19.26%	0	2002
	10.146627	7.783412	-23.29%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	10.314372	13.936483	35.12%	0	2009
	18.108636	10.314372	-43.04%	0	2008
	16.707281	18.108636	8.39%	0	2007
	13.065701	16.707281	27.87%	0	2006
	11.914060	13.065701	9.67%	0	2005
	10.000000	11.914060	19.14%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	7.946718	11.076239	39.38%	0	2009
	15.502319	7.946718	-48.74%	0	2008
	14.758110	15.502319	5.04%	0	2007
	13.325346	14.758110	10.75%	0	2006
	11.175159	13.325346	19.24%	0	2005
	10.000000	11.175159	11.75%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	8.482834	12.273217	44.68%	0	2009
	13.484181	8.482834	-37.09%	0	2008
	12.138313	13.484181	11.09%	0	2007
	11.334146	12.138313	7.10%	0	2006
	10.000000	11.334146	13.34%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.912941	10.875279	-0.35%	2,096	2009
	10.825801	10.912941	0.80%	2,096	2008
	10.490512	10.825801	3.20%	2,096	2007
	10.193550	10.490512	2.91%	2,096	2006
	10.081634	10.193550	1.11%	2,096	2005
	10.149231	10.081634	-0.67%	2,096	2004
	10.235391	10.149231	-0.84%	2,096	2003
	10.258607	10.235391	-0.23%	2,096	2002
	10.038962	10.258607	2.19%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	9.071602	11.062968	21.95%	0	2009
	14.377204	9.071602	-36.90%	0	2008
	17.364934	14.377204	-17.21%	0	2007
	13.530925	17.364934	28.34%	0	2006
	12.375222	13.530925	9.34%	0	2005
	10.000000	12.375222	23.75%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	9.186540	13.035669	41.90%	0	2009
	14.086239	9.186540	-34.78%	0	2008
	11.482107	14.086239	22.68%	0	2007
	10.789405	11.482107	6.42%	0	2006
	9.328008	10.789405	15.67%	192	2005
	8.133866	9.328008	14.68%	973	2004
	6.320134	8.133866	28.70%	0	2003
	8.428424	6.320134	-25.01%	0	2002
	9.700236	8.428424	-13.11%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	8.809091	11.707629	32.90%	0	2009
	14.681628	8.809091	-40.00%	0	2008
	13.111434	14.681628	11.98%	0	2007
	12.651061	13.111434	3.64%	0	2006
	11.360146	12.651061	11.36%	232	2005
	10.075450	11.360146	12.75%	876	2004
	7.522476	10.075450	33.94%	0	2003
	9.750175	7.522476	-22.85%	0	2002
	10.079320	9.750175	-3.27%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	9.170527	11.683591	27.40%	0	2009
	12.584829	9.170527	-27.13%	0	2008
	13.307620	12.584829	-5.43%	0	2007
	11.544597	13.307620	15.27%	0	2006
	11.235863	11.544597	2.75%	0	2005
	10.000000	11.235863	12.36%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	9.479928	11.843457	24.93%	0	2009
	14.519552	9.479928	-34.71%	0	2008
	14.445411	14.519552	0.51%	0	2007
	12.527720	14.445411	15.31%	0	2006
	12.160795	12.527720	3.02%	0	2005
	10.747082	12.160795	13.15%	0	2004
	8.707493	10.747082	23.42%	0	2003
	10.110263	8.707493	-13.87%	0	2002
	10.000000	10.110263	1.10%	0	2001*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.387222	21.437776	23.30%	11,501	2009
	23.764165	17.387222	-26.83%	0	2008
	16.725131	23.764165	42.09%	0	2007
	14.117463	16.725131	18.47%	0	2006
	11.520707	14.117463	22.54%	0	2005
	10.312774	11.520707	11.71%	0	2004
	9.382539	10.312774	9.91%	3,396	2003
	9.213277	9.382539	1.84%	0	2002
	10.378305	9.213277	-11.23%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	10.717497	11.965071	11.64%	0	2009
	13.758704	10.717497	-22.10%	0	2008
	12.277275	13.758704	12.07%	0	2007
	11.195965	12.277275	9.66%	0	2006
	10.812343	11.195965	3.55%	0	2005
	10.066413	10.812343	7.41%	0	2004
	8.572656	10.066413	17.42%	0	2003
	9.493209	8.572656	-9.70%	0	2002
	10.236967	9.493209	-7.27%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	12.999393	13.735645	5.66%	0	2009
	13.142968	12.999393	-1.09%	0	2008
	12.615409	13.142968	4.18%	0	2007
	12.273207	12.615409	2.79%	0	2006
	12.249247	12.273207	0.20%	0	2005
	11.959114	12.249247	2.43%	0	2004
	11.641762	11.959114	2.73%	0	2003
	10.834346	11.641762	7.45%	0	2002
	10.224762	10.834346	5.96%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	7.417242	9.070232	22.29%	0	2009
	11.532634	7.417242	-35.68%	0	2008
	10.258238	11.532634	12.42%	0	2007
	8.892873	10.258238	15.35%	0	2006
	8.273622	8.892873	7.48%	0	2005
	7.658251	8.273622	8.04%	0	2004
	6.623314	7.658251	15.63%	0	2003
	8.571702	6.623314	-22.73%	0	2002
	10.217435	8.571702	-16.11%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	10.072796	11.707896	16.23%	0	2009
	15.941224	10.072796	-36.81%	0	2008
	13.853107	15.941224	15.07%	0	2007
	12.120427	13.853107	14.30%	0	2006
	10.874951	12.120427	11.45%	0	2005
	10.000000	10.874951	8.75%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	7.312172	10.128417	38.51%	0	2009
	13.771261	7.312172	-46.90%	0	2008
	9.232018	13.771261	49.17%	0	2007
	10.000000	9.232018	-7.68%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	8.152394	13.957798	71.21%	0	2009
	21.454694	8.152394	-62.00%	0	2008
	15.164090	21.454694	41.48%	0	2007
	12.254682	15.164090	23.74%	0	2006
	10.000000	12.254682	22.55%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	7.257296	9.093046	25.30%	1,601	2009
	11.284674	11.550158	21.19%	1,601	2008
	9.311491	11.284674	21.19%	1,601	2007
	8.990484	9.311491	3.57%	1,601	2006
	8.197271	8.990484	9.68%	1,601	2005
	8.047508	8.197271	1.86%	0	2004
	6.632425	8.047508	21.34%	0	2003
	8.547071	6.632425	-22.40%	0	2002
	10.120370	8.547071	-15.55%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	11.625141	16.783392	44.37%	0	2009
	15.080637	11.625141	-22.91%	0	2008
	14.727288	15.080637	2.40%	0	2007
	13.545407	14.727288	8.73%	0	2006
	13.396264	13.545407	1.11%	0	2005
	12.366698	13.396264	8.33%	0	2004
	10.474808	12.366698	18.06%	2,774	2003
	10.842987	10.474808	-3.40%	0	2002
	10.073104	10.842987	7.64%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	8.121931	10.161734	25.11%	0	2009
	14.238353	8.121931	-42.96%	0	2008
	11.906157	14.238353	19.59%	0	2007
	9.980259	11.906157	19.30%	0	2006
	8.689963	9.980259	14.85%	0	2005
	7.731058	8.689963	12.40%	0	2004
	6.277773	7.731058	23.15%	4,752	2003
	7.779138	6.277773	-19.30%	0	2002
	10.146233	7.779138	-23.33%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	10.290009	13.896517	35.05%	0	2009
	18.075056	10.290009	-43.07%	0	2008
	16.684799	18.075056	8.33%	0	2007
	13.054725	16.684799	27.81%	0	2006
	11.910063	13.054725	9.61%	0	2005
	10.000000	11.910063	19.10%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	7.927952	11.044474	39.31%	0	2009
	15.473577	7.927952	-48.76%	0	2008
	14.738266	15.473577	4.99%	0	2007
	13.314163	14.738266	10.70%	0	2006
	11.171414	13.314163	19.18%	0	2005
	10.000000	11.171414	11.71%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	8.467438	12.244733	44.61%	0	2009
	13.466549	8.467438	-37.12%	0	2008
	12.128625	13.466549	11.03%	0	2007
	11.330819	12.128625	7.04%	0	2006
	10.000000	11.330819	13.31%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.868319	10.825323	-0.40%	0	2009
	10.787001	10.868319	0.75%	0	2008
	10.458245	10.787001	3.14%	0	2007
	10.167335	10.458245	2.86%	0	2006
	10.060792	10.167335	1.06%	0	2005
	10.133385	10.060792	-0.72%	1,326	2004
	10.224593	10.133385	-0.89%	30,573	2003
	10.252980	10.224593	-0.28%	178,164	2002
	10.038572	10.252980	2.14%	179,797	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	9.051323	11.032647	21.89%	0	2009
	14.352365	9.051323	-36.93%	0	2008
	17.343772	14.352365	-17.25%	0	2007
	13.521259	17.343772	28.27%	0	2006
	12.372627	13.521259	9.28%	0	2005
	10.000000	12.372627	23.73%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	9.148931	12.975718	41.83%	0	2009
	14.035701	9.148931	-34.82%	0	2008
	11.446744	14.035701	22.62%	0	2007
	10.761615	11.446744	6.37%	0	2006
	9.308682	10.761615	15.61%	0	2005
	8.121139	9.308682	14.62%	0	2004
	6.313444	8.121139	28.63%	0	2003
	8.423783	6.313444	-25.05%	0	2002
	9.699859	8.423783	-13.16%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	8.773057	11.653828	32.84%	0	2009
	14.629001	8.773057	-40.03%	0	2008
	13.071098	14.629001	11.92%	0	2007
	12.618519	13.071098	3.59%	0	2006
	11.336648	12.618519	11.31%	0	2005
	10.059709	11.336648	12.69%	0	2004
	7.514524	10.059709	33.87%	3,523	2003
	9.744819	7.514524	-22.89%	0	2002
	10.078933	9.744819	-3.31%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	9.148852	11.650080	27.34%	0	2009
	12.561482	9.148852	-27.17%	0	2008
	13.289727	12.561482	-5.48%	0	2007
	11.534902	13.289727	15.21%	0	2006
	11.232101	11.534902	2.70%	0	2005
	10.000000	11.232101	12.32%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	9.443149	11.791530	24.87%	0	2009
	14.470565	9.443149	-34.74%	0	2008
	14.404009	14.470565	0.46%	0	2007
	12.498129	14.404009	15.25%	0	2006
	12.138190	12.498129	2.97%	0	2005
	10.732552	12.138190	13.10%	0	2004
	8.700123	10.732552	23.36%	0	2003
	10.106838	8.700123	-13.92%	0	2002
	10.000000	10.106838	1.07%	0	2001*

No Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.316121	21.339290	23.23%	1,068	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	10.673658	11.910088	11.58%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	12.946253	13.672558	5.61%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	7.386893	9.028535	22.22%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	10.048999	11.674312	16.17%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	7.302270	10.109575	38.44%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	8.137576	13.925363	71.12%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	7.227579	9.051220	25.23%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	11.577595	16.706287	44.30%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	8.088650	10.114961	25.05%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	10.265731	13.856693	34.98%	0	2009

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	7.909214	11.012783	39.24%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	8.452058	12.216300	44.54%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.823855	10.775566	-0.45%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	9.031064	11.002362	21.83%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	9.111503	12.916083	41.76%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	8.737149	11.600255	32.77%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	9.127238	11.616664	27.27%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	9.406465	11.739761	24.81%	0	2009

No Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.245268	21.241206	23.17%	2,754	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	10.630008	11.855361	11.53%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	12.893227	13.609656	5.56%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	7.356649	8.987013	22.16%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	10.025248	11.640805	16.11%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	7.292379	10.090761	38.37%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	8.122768	13.892971	71.04%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	7.197988	9.009596	25.17%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	11.530197	16.629468	44.23%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	8.055580	10.068497	24.99%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	10.241473	13.816939	34.91%	0	2009

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	7.890513	10.981172	39.17%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	8.436686	12.187896	44.46%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.779554	10.726018	-0.50%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	9.010845	10.972156	21.77%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	9.074204	12.856680	41.68%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	8.701372	11.546893	32.70%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	9.105666	11.583328	27.21%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	9.369914	11.688226	24.74%	0	2009

No Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	16.964338	20.852791	22.92%	0	2009
	23.257023	16.964338	-27.06%	0	2008
	16.418374	23.257023	41.65%	120	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	10.456774	11.638487	11.30%	0	2009
	13.465010	10.456774	-22.34%	0	2008
	12.052049	13.465010	11.72%	0	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	12.683211	13.360796	5.34%	0	2009
	12.862422	12.683211	-1.39%	0	2008
	12.383989	12.862422	3.86%	0	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	7.236741	8.822581	21.91%	0	2009
	11.286404	7.236741	-35.88%	0	2008
	10.070006	11.286404	12.08%	113	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	9.930690	11.507593	15.88%	0	2009
	15.764411	9.930690	-37.01%	0	2008
	13.741488	15.764411	14.72%	102	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	7.252869	10.015701	38.09%	0	2009
	13.701387	7.252869	-47.06%	0	2008
	9.213342	13.701387	48.71%	0	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	8.063765	13.764038	70.69%	0	2009
	21.286548	8.063765	-62.12%	0	2008
	15.091398	21.286548	41.05%	0	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	7.080651	8.844736	24.91%	0	2009
	11.043691	11.303512	20.82%	124	2008
	9.140601	11.043691	20.82%	124	2007

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	11.342388	16.325432	43.93%	0	2009
	14.758773	11.342388	-23.15%	0	2008
	14.457179	14.758773	2.09%	0	2007

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	7.924271	9.884276	24.73%	0	2009
	13.934345	7.924271	-43.13%	0	2008
	11.687682	13.934345	19.22%	0	2007

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	10.144879	13.658835	34.64%	0	2009
	17.874630	10.144879	-43.24%	0	2008
	16.550400	17.874630	8.00%	0	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	7.816076	10.855496	38.89%	0	2009
	15.301934	7.816076	-48.92%	0	2008
	14.619514	15.301934	4.67%	0	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	8.375425	12.074847	44.17%	0	2009
	13.360973	8.375425	-37.31%	0	2008
	12.070453	13.360973	10.69%	0	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.603928	10.529841	-0.70%	0	2009
	10.556708	10.603928	0.45%	0	2008
	10.266377	10.556708	2.83%	0	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	8.930324	10.851996	21.52%	0	2009
	14.203946	8.930324	-37.13%	0	2008
	17.217135	14.203946	-17.50%	0	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	8.926298	12.621457	41.40%	0	2009
	13.736038	8.926298	-35.02%	0	2008
	11.236701	13.736038	22.24%	0	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	8.559510	11.335587	32.43%	0	2009
	14.316607	8.559510	-40.21%	0	2008
	12.831230	14.316607	11.58%	0	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	9.019763	11.450753	26.95%	0	2009
	12.422115	9.019763	-27.39%	0	2008
	13.182617	12.422115	-5.77%	0	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	9.224987	11.484061	24.49%	0	2009
	14.179523	9.224987	-34.94%	0	2008
	14.157624	14.179523	0.15%	0	2007

Maximum Optional Benefits Elected (Total 2.80%)
(Variable account charges of 2.80% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	16.168989	19.652954	21.55%	0	2009
	22.417819	16.168989	-27.87%	0	2008
	16.005782	22.417819	40.06%	0	2007
	13.704227	16.005782	16.79%	0	2006
	11.343944	13.704227	20.81%	0	2005
	10.300721	11.343944	10.13%	0	2004
	9.506527	10.300721	8.35%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	9.604960	10.570796	10.06%	0	2009
	12.508307	9.604960	-23.21%	0	2008
	11.323087	12.508307	10.47%	0	2007
	10.474097	11.323087	8.11%	0	2006
	10.260460	10.474097	2.08%	0	2005
	9.690154	10.260460	5.89%	0	2004
	8.370998	9.690154	15.76%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	11.214898	11.681880	4.16%	0	2009
	11.502043	11.214898	-2.50%	0	2008
	11.200188	11.502043	2.70%	0	2007
	11.052868	11.200188	1.33%	0	2006
	11.189734	11.052868	-1.22%	0	2005
	11.082030	11.189734	0.97%	0	2004
	10.943352	11.082030	1.27%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	7.008546	8.448798	20.55%	0	2009
	11.054510	7.008546	-36.60%	0	2008
	9.975291	11.054510	10.82%	0	2007
	8.771760	9.975291	13.72%	0	2006
	8.278115	8.771760	5.96%	0	2005
	7.772745	8.278115	6.50%	0	2004
	6.819099	7.772745	13.98%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	9.423117	10.797206	14.58%	0	2009
	15.128349	9.423117	-37.71%	0	2008
	13.337066	15.128349	13.43%	0	2007
	11.836465	13.337066	12.68%	0	2006
	10.772620	11.836465	9.88%	0	2005
	10.000000	10.772620	7.73%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	7.038022	9.610222	36.55%	0	2009
	13.446447	7.038022	-47.66%	0	2008
	9.144739	13.446447	47.04%	0	2007
	10.000000	9.144739	-8.55%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	7.744754	13.071587	68.78%	0	2009
	20.676931	7.744754	-62.54%	0	2008
	14.825960	20.676931	39.46%	0	2007
	12.153472	14.825960	21.99%	0	2006
	10.000000	12.153472	21.53%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	6.960452	8.597336	23.52%	0	2009
	10.979339	11.237671	19.46%	0	2008
	9.190708	10.979339	19.46%	0	2007
	9.001334	9.190708	2.10%	0	2006
	8.325002	9.001334	8.12%	0	2005
	8.290621	8.325002	0.41%	0	2004
	6.931091	8.290621	19.61%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	9.784136	13.925222	42.32%	0	2009
	12.875368	9.784136	-24.01%	0	2008
	12.755755	12.875368	0.94%	0	2007
	11.900546	12.755755	7.19%	0	2006
	11.938557	11.900546	-0.32%	0	2005
	11.179707	11.938557	6.79%	0	2004
	9.605697	11.179707	16.39%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	7.791929	9.610451	23.34%	0	2009
	13.857069	7.791929	-43.77%	0	2008
	11.755038	13.857069	17.88%	0	2007
	9.995073	11.755038	17.61%	0	2006
	8.827805	9.995073	13.22%	0	2005
	7.966760	8.827805	10.81%	0	2004
	6.562269	7.966760	21.40%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	9.626346	12.815641	33.13%	0	2009
	17.153451	9.626346	-43.88%	0	2008
	16.063325	17.153451	6.79%	0	2007
	12.748863	16.063325	26.00%	0	2006
	11.798026	12.748863	8.06%	0	2005
	10.000000	11.798026	17.98%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	7.416376	10.185138	37.33%	0	2009
	14.684333	7.416376	-49.49%	0	2008
	14.189117	14.684333	3.49%	0	2007
	13.002256	14.189117	9.13%	0	2006
	11.066232	13.002256	17.49%	0	2005
	10.000000	11.066232	10.66%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	8.044204	11.467602	42.56%	0	2009
	12.978190	8.044204	-38.02%	0	2008
	11.858028	12.978190	9.45%	0	2007
	11.237173	11.858028	5.53%	0	2006
	10.000000	11.237173	12.37%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	9.590812	9.417230	-1.81%	0	2009
	9.656159	9.590812	-0.68%	0	2008
	9.497453	9.656159	1.67%	0	2007
	9.365891	9.497453	1.40%	0	2006
	9.400865	9.365891	-0.37	0	2005
	9.605078	9.400865	-2.13%	0	2004
	9.831120	9.605078	-2.30%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	8.497343	10.210136	20.16%	0	2009
	13.669019	8.497343	-37.84%	0	2008
	16.757405	13.669019	-18.43%	0	2007
	13.251580	16.757405	26.46%	0	2006
	12.299980	13.251580	7.74%	0	2005
	10.000000	12.299980	23.00%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	9.362521	13.090188	39.81%	0	2009
	14.570724	9.362521	-35.74%	0	2008
	12.055072	14.570724	20.87%	0	2007
	11.496340	12.055072	4.86%	0	2006
	10.086950	11.496340	13.97%	0	2005
	8.926830	10.086950	13.00%	0	2004
	7.039641	8.926830	26.81%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	7.949149	10.409485	30.95%	0	2009
	13.446624	7.949149	-40.88%	0	2008
	12.188637	13.446624	10.32%	0	2007
	11.935708	12.188637	2.12%	0	2006
	10.877102	11.935708	9.73%	0	2005
	9.790918	10.877102	11.09%	0	2004
	7.418922	9.790918	31.97%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	8.558615	10.743728	25.53%	0	2009
	11.920731	8.558615	-28.20%	0	2008
	12.794570	11.920731	-6.83%	0	2007
	11.264615	12.794570	13.58%	0	2006
	11.126396	11.264615	1.24%	0	2005
	10.000000	11.126396	11.26%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	8.462112	10.416479	23.10%	0	2009
	13.154524	8.462112	-35.67%	0	2008
	13.283672	13.154524	-0.97%	0	2007
	11.691521	13.283672	13.62%	0	2006
	11.517861	11.691521	1.51%	0	2005
	10.330666	11.517861	11.49%	0	2004
	8.494827	10.330666	21.61%	0	2003

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Capital Manager Equity VIF (BBCMAG)
132,224 shares (cost $1,133,284)	$780,120
Large Cap VIF (BBGI)
223,162 shares (cost $2,869,525)	1,698,259
Mid Cap Growth VIF (BBCA)
127,264 shares (cost $1,627,579)	1,121,195
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
1,200,456 shares (cost $15,588,569)	16,110,122
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)
204,607 shares (cost $1,186,949)	1,198,996
U.S. Equity Flex I Portfolio (WSCP)
407,009 shares (cost $4,668,086)	5,075,399
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
1,976,383 shares (cost $8,463,306)	11,008,453
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
4,062 shares (cost $106,785)	113,463
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
4,188,139 shares (cost $125,496,364)	138,920,572
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2,781,087 shares (cost $11,063,364)	12,932,055
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
4,223,632 shares (cost $15,474,933)	19,217,525
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
675 shares (cost $5,937)	6,481
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2,464,116 shares (cost $116,933,094)	111,698,383
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
1,765,626 shares (cost $52,960,014)	79,594,400
Investors Growth Stock Series - Service Class (MIGSC)
20,247 shares (cost $183,740)	194,779
Mid Cap Growth Series - Service Class (MMCGSC)
356,235 shares (cost $2,047,266)	1,610,183
New Discovery Series - Service Class (MNDSC)
89,870 shares (cost $1,151,304)	1,172,805
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Value Series - Service Class (MVFSC)
3,151,674 shares (cost $39,114,449)	$36,811,553
Core Plus Fixed Income Portfolio - Class I (MSVFI)
417,860 shares (cost $4,157,916)	4,149,352
Core Plus Fixed Income Portfolio - Class II (MSVF2)
83,868 shares (cost $924,286)	826,096
Emerging Markets Debt Portfolio - Class I (MSEM)
1,722,019 shares (cost $13,709,402)	13,345,649
Mid Cap Growth Portfolio- class I (MSVMG)
5,920 shares (cost $47,276)	54,226
U.S. Real Estate Portfolio - Class I (MSVRE)
116,025 shares (cost $973,648)	1,177,650
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
88,414 shares (cost $982,217)	974,326
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
30,772 shares (cost $378,186)	392,041
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2,352,760 shares (cost $41,443,424)	36,891,283
American Funds NVIT Bond Fund - Class II (GVABD2)
2,975,116 shares (cost $29,612,031)	31,684,980
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
1,404,000 shares (cost $30,605,983)	27,757,075
American Funds NVIT Growth Fund - Class II (GVAGR2)
844,217 shares (cost $47,608,126)	38,842,420
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
363,019 shares (cost $12,213,170)	12,172,014
Federated NVIT High Income Bond Fund - Class I (HIBF)
5,817,580 shares (cost $43,538,866)	38,396,028
Federated NVIT High Income Bond Fund - Class III (HIBF3)
9,203,048 shares (cost $47,754,737)	60,648,084
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
195,896 shares (cost $2,606,293)	2,225,379
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
5,226,622 shares (cost $73,119,295)	59,269,892
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
98,295 shares (cost $1,276,172)	1,113,687
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2,724 shares (cost $31,330)	22,007
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Gartmore NVIT Global Utilities Fund - Class III (GVGU)
1,149,583 shares (cost $10,689,678)	$9,323,115
Gartmore NVIT International Equity Fund - Class I (GIG)
148,693 shares (cost $1,061,672)	1,191,035
Gartmore NVIT International Equity Fund - Class III (GIG3)
3,427,853 shares (cost $33,663,653)	27,491,377
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
7,027 shares (cost $66,273)	56,217
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
787,014 shares (cost $6,745,443)	8,043,283
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
634,256 shares (cost $9,037,699)	6,482,096
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
12,077,712 shares (cost $92,043,852)	102,056,670
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
519,818 shares (cost $3,862,430)	4,382,069
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
201 shares (cost $1,524)	1,693
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
281,874 shares (cost $1,938,505)	2,370,559
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
627,377 shares (cost $5,365,729)	5,985,178
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
442,562 shares (cost $3,830,136)	4,022,889
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
619,287 shares (cost $5,811,286)	6,230,029
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
1,385,333 shares (cost $11,365,125)	12,911,305
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
628,035 shares (cost $4,903,648)	5,551,826
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
630,757 shares (cost $5,581,283)	6,156,189
NVIT Core Bond Fund - Class I (NVCBD1)
708,096 shares (cost $7,211,751)	7,229,658
NVIT Core Bond Fund - Class II (NVCBD2)
65,567 shares (cost $659,077)	668,125
NVIT Core Plus Bond Fund - Class II (NVLCP2)
368,243 shares (cost $3,931,906)	3,969,658
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Fund - Class I (TRF)
15,858,917 shares (cost $155,170,148)	$128,615,815
NVIT Fund - Class II (TRF2)
106,022 shares (cost $1,035,595)	855,595
NVIT Global Financial Services Fund - Class I (GVGF1)
498 shares (cost $5,489)	3,713
NVIT Global Financial Services Fund - Class III (GVGFS)
580,187 shares (cost $4,131,337)	4,333,997
NVIT Government Bond Fund - Class I (GBF)
25,690,648 shares (cost $298,012,157)	301,608,212
NVIT Government Bond Fund - Class II (GBF2)
900,229 shares (cost $10,479,287)	10,532,676
NVIT Growth Fund - Class I (CAF)
2,531,095 shares (cost $25,412,558)	29,765,680
NVIT Health Sciences Fund - Class I (GVGH1)
6,963 shares (cost $72,043)	66,847
NVIT Health Sciences Fund - Class III (GVGHS)
1,395,824 shares (cost $13,922,071)	13,427,830
NVIT International Index Fund - Class VIII (GVIX8)
379,578 shares (cost $3,339,208)	3,074,585
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
6,311,288 shares (cost $69,587,700)	51,941,904
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
125,090 shares (cost $1,471,474)	1,504,832
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
59,153 shares (cost $728,383)	763,671
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
6,419,131 shares (cost $64,458,764)	63,356,823
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
32,570,619 shares (cost $341,868,650)	316,260,713
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
16,407,167 shares (cost $189,923,075)	154,063,298
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
10,236,976 shares (cost $109,272,618)	100,424,736
NVIT Leaders Fund - Class III (GVUSL)
706,304 shares (cost $8,943,371)	6,074,216
NVIT Mid Cap Index Fund - Class I (MCIF)
8,196,064 shares (cost $138,515,885)	121,465,663
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Money Market Fund - Class I (SAM)
397,255,008 shares (cost $397,255,008)	$397,255,008
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
1,267 shares (cost $10,869)	10,960
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
8,620,727 shares (cost $65,638,221)	74,483,081
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
278 shares (cost $3,734)	2,718
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
1,795,321 shares (cost $26,843,626)	17,576,195
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
95,048 shares (cost $1,396,649)	926,721
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,053,636 shares (cost $8,050,003)	9,156,098
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
126,900 shares (cost $980,346)	1,101,488
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
659,555 shares (cost $5,017,554)	5,500,687
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
12,840,373 shares (cost $93,919,120)	107,730,732
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
903,674 shares (cost $6,704,820)	7,545,677
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
8,913,306 shares (cost $72,994,819)	81,378,481
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2,262,601 shares (cost $30,637,372)	27,829,995
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
49,268 shares (cost $693,302)	594,660
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
14,522,843 shares (cost $164,432,631)	120,539,600
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
163,411 shares (cost $1,802,914)	1,336,700
NVIT Multi-Manager Small Company Fund - Class I (SCF)
8,722,894 shares (cost $179,460,800)	126,045,823
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
205,107 shares (cost $4,105,102)	2,898,155
NVIT Multi-Sector Bond Fund - Class I (MSBF)
9,804,003 shares (cost $83,471,226)	81,079,108
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Short Term Bond Fund - Class II (NVSTB2)
2,131,367 shares (cost $21,951,079)	$21,846,516
NVIT Technology & Communications Fund - Class I (GGTC)
282,552 shares (cost $976,959)	960,676
NVIT Technology & Communications Fund - Class III (GGTC3)
3,411,977 shares (cost $9,944,355)	11,703,081
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
31,915 shares (cost $326,026)	239,365
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)
1,038,949 shares (cost $10,430,967)	7,854,457
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
104,634 shares (cost $1,423,435)	1,473,244
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
899 shares (cost $12,118)	12,650
Templeton NVIT International Value Fund - Class III (NVTIV3)
421,166 shares (cost $4,928,404)	5,854,212
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
3,395,574 shares (cost $27,066,535)	30,152,701
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
13,644,061 shares (cost $85,572,527)	99,601,646
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2,633,312 shares (cost $31,377,562)	29,545,763
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
364,417 shares (cost $4,021,945)	3,877,392
Low Duration Portfolio - Advisor Class (PMVLAD)
1,767,646 shares (cost $18,346,972)	17,870,898
V.I. Basic Balanced Fund - Series I (AVB)
40,031 shares (cost $384,759)	347,869
V.I. Basic Value Fund - Series II (AVBV2)
13,608 shares (cost $71,826)	80,967
V.I. Capital Appreciation Fund - Series I (AVCA)
4,999 shares (cost $113,498)	101,639
V.I. Capital Appreciation Fund - Series II (AVCA2)
61,308 shares (cost $1,045,608)	1,226,159
V.I. Capital Development Fund - Series II (AVCD2)
172,446 shares (cost $1,742,024)	1,895,186
V.I. Core Equity Fund - Series I (AVGI)
19,970 shares (cost $485,800)	497,644
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

V.I. Core Equity Fund - Series II (AVCE2)
44,663 shares (cost $1,027,132)	$1,105,404
V.I. Global Health Care Fund - Series I (IVHS)
7,426 shares (cost $115,747)	117,851
V.I. Global Real Estate Fund - Series I (IVRE)
25,548 shares (cost $348,947)	310,153
VPS Growth and Income Portfolio - Class B (ALVGIB)
108,543 shares (cost $2,372,046)	1,636,827
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
81,399 shares (cost $1,943,368)	2,012,188
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
600,119 shares (cost $6,920,397)	8,017,592
VP Income & Growth Fund - Class I (ACVIG)
13,186,485 shares (cost $86,551,676)	70,943,289
VP Income & Growth Fund - Class II (ACVIG2)
296,255 shares (cost $2,010,598)	1,593,851
VP Inflation Protection Fund - Class II (ACVIP2)
6,521,673 shares (cost $68,946,541)	69,977,548
VP International Fund - Class I (ACVI)
235,177 shares (cost $1,687,111)	1,817,921
VP International Fund - Class III (ACVI3)
19,807 shares (cost $135,245)	153,107
VP Mid Cap Value Fund - Class I (ACVMV1)
923,837 shares (cost $10,033,251)	11,196,900
VP Mid Cap Value Fund - Class II (ACVMV2)
35,137 shares (cost $454,805)	426,214
VP Ultra(R) Fund - Class I (ACVU1)
3,464 shares (cost $23,374)	28,130
VP Value Fund - Class I (ACVV)
33,951,707 shares (cost $233,748,484)	179,265,015
VP Value Fund - Class II (ACVV2)
776,479 shares (cost $5,375,681)	4,107,574
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2,954,967 shares (cost $28,191,506)	28,810,927
Stock Index Fund, Inc. - Initial Shares (DSIF)
13,458,516 shares (cost $349,146,627)	354,093,560
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,744,499 shares (cost $41,989,660)	45,810,555
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
4,369 shares (cost $106,574)	$114,029
Appreciation Portfolio - Initial Shares (DCAP)
1,861,209 shares (cost $64,251,192)	58,441,971
Appreciation Portfolio - Service Shares (DCAPS)
56,576 shares (cost $1,957,936)	1,765,743
Developing Leaders Portfolio - Initial Shares (DSC)
6,716 shares (cost $237,743)	157,767
International Value Portfolio - Initial Shares (DVIV)
23,539 shares (cost $329,244)	257,049
Capital Appreciation Fund II - Service Shares (FCA2S)
98,987 shares (cost $528,750)	565,214
Clover Value Fund II - Service Shares (FALFS)
20,721 shares (cost $308,310)	187,110
High Income Bond Fund II - Service Shares (FHIBS)
540,819 shares (cost $3,503,151)	3,596,446
Market Opportunity Fund II - Service Shares (FVMOS)
312,705 shares (cost $3,168,086)	3,080,147
Quality Bond Fund II - Primary Shares (FQB)
13,918,642 shares (cost $155,071,709)	155,888,787
Quality Bond Fund II - Service Shares (FQBS)
598,729 shares (cost $6,528,343)	6,675,832
Contrafund Portfolio - Service Class 2 (FC2)
570,254 shares (cost $15,370,165)	11,570,454
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
155,621 shares (cost $1,655,680)	1,209,173
VIP Fund - Contrafund Portfolio - Service Class (FCS)
19,116,846 shares (cost $513,060,179)	392,851,188
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
1,561,827 shares (cost $30,129,519)	26,223,083
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
16,667,807 shares (cost $383,968,458)	279,185,770
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
457,308 shares (cost $10,492,357)	7,577,587
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
851,721 shares (cost $8,649,168)	8,321,311
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2,654 shares (cost $28,018)	25,849
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
679,123 shares (cost $6,676,739)	$6,451,665
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
15,618 shares (cost $151,713)	148,060
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
367,234 shares (cost $3,666,096)	3,312,453
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
39,946 shares (cost $438,652)	359,515
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
1,625,195 shares (cost $24,002,418)	23,532,823
VIP Fund - Growth Portfolio - Service Class (FGS)
5,723,188 shares (cost $163,029,975)	171,466,722
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
98,234 shares (cost $3,209,836)	2,922,453
VIP Fund - High Income Portfolio - Service Class (FHIS)
12,309,895 shares (cost $72,788,934)	64,750,047
VIP Fund - High Income Portfolio - Service Class R (FHISR)
8,316,377 shares (cost $36,807,339)	43,660,981
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
6,422,163 shares (cost $78,557,769)	79,570,601
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
1,452,096 shares (cost $40,911,410)	36,897,757
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
358,608 shares (cost $10,942,602)	9,001,050
VIP Fund - Overseas Portfolio - Service Class (FOS)
1,560,098 shares (cost $25,763,601)	23,385,873
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
361,954 shares (cost $6,946,195)	5,356,924
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2,824,363 shares (cost $57,483,868)	42,280,713
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2,085,260 shares (cost $14,894,617)	16,077,356
Franklin Income Securities Fund - Class 2 (FTVIS2)
3,549,757 shares (cost $55,182,960)	50,122,573
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
41,181 shares (cost $754,792)	653,130
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
1,373,836 shares (cost $16,647,158)	17,543,884
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
1,472,974 shares (cost $12,256,052)	$14,332,036
Templeton Foreign Securities Fund - Class 2 (TIF2)
2,338 shares (cost $33,974)	31,447
Templeton Foreign Securities Fund - Class 3 (TIF3)
832,971 shares (cost $10,657,008)	11,136,825
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2,834,126 shares (cost $47,610,919)	49,115,400
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
469,206 shares (cost $2,942,474)	3,350,133
Guardian Portfolio - I Class Shares (AMGP)
17,841 shares (cost $254,352)	285,105
International Portfolio - S Class Shares (AMINS)
147 shares (cost $1,239)	1,395
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
18,880 shares (cost $375,581)	401,001
Partners Portfolio - I Class Shares (AMTP)
51,398 shares (cost $498,692)	504,213
Regency Portfolio - S Class Shares (AMRS)
298 shares (cost $3,465)	3,933
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
147,560 shares (cost $1,357,948)	1,512,485
Socially Responsive Portfolio - I Class Shares (AMSRS)
295,395 shares (cost $4,396,822)	3,574,283
Capital Appreciation Fund/VA - Service Class (OVCAFS)
97,039 shares (cost $3,257,766)	3,555,516
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
3,952,554 shares (cost $122,454,168)	146,007,349
Global Securities Fund/VA - Class 3 (OVGS3)
3,894,835 shares (cost $114,015,221)	103,875,242
Global Securities Fund/VA - Non-Service Shares (OVGS)
2,704,380 shares (cost $63,864,471)	71,666,075
Global Securities Fund/VA - Service Class (OVGSS)
121,410 shares (cost $2,689,586)	3,190,648
High Income Fund/VA - Class 3 (OVHI3)
1,085,036 shares (cost $1,819,300)	2,159,221
High Income Fund/VA - Non-Service Shares (OVHI)
62,425 shares (cost $496,227)	123,601
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

High Income Fund/VA - Service Class (OVHIS)
13,004 shares (cost $107,797)	$25,879
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
6,833,504 shares (cost $125,017,896)	124,233,103
Main Street Fund(R)/VA - Service Class (OVGIS)
179,899 shares (cost $3,533,393)	3,245,377
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
612,672 shares (cost $7,471,394)	8,822,471
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
12,239 shares (cost $195,426)	174,775
MidCap Fund/VA - Non-Service Shares (OVAG)
1,613,943 shares (cost $64,713,596)	58,941,206
Strategic Bond Fund/VA - Service Class (OVSBS)
847,307 shares (cost $4,545,192)	4,558,511
Real Return Portfolio - Administrative Class (PMVRRA)
62,923 shares (cost $786,178)	782,762
Series D (Global Series) (SBLD)
23,886 shares (cost $232,259)	211,630
Series J (Mid Cap Growth Series) (SBLJ)
4,704 shares (cost $102,699)	113,837
Series N (Managed Asset Allocation Series) (SBLN)
8,133 shares (cost $146,429)	146,311
Series O (All Cap Value Series) (SBLO)
36,689 shares (cost $651,748)	702,227
Series P (High Yield Series) (SBLP)
19,201 shares (cost $370,328)	445,463
Series Q (Small Cap Value Series) (SBLQ)
25,272 shares (cost $665,815)	697,507
Series V (Mid Cap Value Series) (SBLV)
41,133 shares (cost $1,824,365)	2,017,574
Series X (Small Cap Growth Series) (SBLX)
3,301 shares (cost $40,807)	47,931
Series Y (Select 25 Series) (SBLY)
2,944 shares (cost $21,186)	25,112
Total Return Portfolio - Administrative Class (PMVTRA)
227,336 shares (cost $2,413,176)	2,459,776
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
772 shares (cost $16,885)	11,122
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Capital Growth Portfolio - Class II (ACEG2)
60,496 shares (cost $1,405,842)	$1,694,501
Comstock Portfolio - Class II (ACC2)
861,954 shares (cost $10,288,692)	8,705,733
Diversified Stock Fund Class A Shares (VYDS)
631,400 shares (cost $6,477,852)	5,537,376
Micro-Cap Portfolio - Investment Class (ROCMC)
82,060 shares (cost $799,784)	782,032
Blue Chip Growth Portfolio - II (TRBCG2)
779,976 shares (cost $5,087,892)	7,409,769
Equity Income Portfolio - II (TREI2)
887,991 shares (cost $17,510,997)	15,637,526
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
2,059,384 shares (cost $20,110,976)	23,085,697
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
1,684,169 shares (cost $24,663,285)	18,896,376
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
1,239,162 shares (cost $36,604,380)	36,257,885
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
514,053 shares (cost $13,460,044)	15,041,186
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
29,152,491 shares (cost $244,068,971)	268,940,472
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
6,799,267 shares (cost $48,041,190)	57,645,545
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
20,135,830 shares (cost $108,004,602)	110,739,012
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
13,741,304 shares (cost $133,437,354)	136,750,711
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
3,927,342 shares (cost $26,700,589)	23,420,313
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2,066,223 shares (cost $12,579,954)	10,865,852
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
8,174,968 shares (cost $54,402,565)	46,988,901
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
16,808,103 shares (cost $127,833,300)	155,947,257
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
25,788,751 shares (cost $82,781,638)	85,095,140
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
6,483,839 shares (cost $43,921,282)	$48,573,031
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
1,347,346 shares (cost $26,987,122)	20,722,993
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
257,867 shares (cost $4,554,767)	4,048,571
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2,223,976 shares (cost $14,011,608)	14,696,031
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
38,088,868 shares (cost $38,088,868)	38,088,868
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
1,246,301 shares (cost $6,120,716)	5,601,002
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
1,905,971 shares (cost $13,984,924)	9,792,495
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
6,010,669 shares (cost $80,510,446)	91,941,594
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
8,909,055 shares (cost $79,186,534)	72,810,140
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
649,733 shares (cost $9,157,994)	8,631,707
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
12,317,551 shares (cost $70,839,586)	63,368,873
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
21,342 shares (cost $278,280)	320,344
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
738,448 shares (cost $4,288,368)	$4,689,148

Total Investments	7,961,432,920

Accounts Receivable - Regency Portfolio - S Class Shares (AMRS)	258
Accounts Receivable - Mid Cap Growth Portfolio - class I (MSVMG)	1,663
Accounts Receivable - Limited-Term Bond Portfolio - II (TRLT2)	12,587

Total Assets	7,961,447,428

Accounts Payable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	20,938
Accounts Payable - International Portfolio - S Class Shares (AMINS)	1,395
Other Accounts Payable	33,454

$7,961,391,641

Contract Owners’ Equity:
Accumulation units	7,879,756,483
Contracts in payout (annuitization) period	81,634,158

Total Contract Owners’ Equity (note 5)	$7,961,391,641

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	BBCMAG	BBGI	BBCA	MLVGA3	CSIEF3	WSCP	JPMMV1

Reinvested dividends	$156,956,588	6,290	17,787	-	192,721	-	-	-
Mortality and expense risk charges (note 2)	(87,890,026)	(10,191)	(21,365)	(12,467)	(51,559)	(621)	(12,857)	(81,061)

Net investment income (loss)	69,066,562	(3,901)	(3,578)	(12,467)	141,162	(621)	(12,857)	(81,061)

Realized gain (loss) on investments	(679,416,549)	(269,562)	(805,753)	(187,904)	59,155	19	11,810	235,837
Change in unrealized gain (loss) on investments	2,141,717,605	400,950	1,071,310	438,221	521,553	12,049	407,313	2,545,147

Net gain (loss) on investments	1,462,301,056	131,388	265,557	250,317	580,708	12,068	419,123	2,780,984

Reinvested capital gains	109,584,169	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,640,951,787	127,487	261,979	237,850	721,870	11,447	406,266	2,699,923

Investment Activity:	JABS	JACAS	JAGTS2	JAGTS	JARLCS	JAIGS2	JAIGS	MIGSC

Reinvested dividends	$2,843	16,395	-	-	7,372	352,033	275,546	725
Mortality and expense risk charges (note 2)	(1,294)	(1,378,821)	(131,639)	(176,543)	(10,083)	(980,976)	(736,085)	(2,102)

Net investment income (loss)	1,549	(1,362,426)	(131,639)	(176,543)	(2,711)	(628,943)	(460,539)	(1,377)

Realized gain (loss) on investments	741	6,549,275	278,524	(23,221)	(787,140)	(3,933,548)	4,928,002	(1,393)
Change in unrealized gain (loss) on investments	16,911	38,820,781	5,154,528	7,483,498	906,460	47,489,460	31,358,613	56,691

Net gain (loss) on investments	17,652	45,370,056	5,433,052	7,460,277	119,320	43,555,912	36,286,615	55,298

Reinvested capital gains	3,877	-	-	-	-	2,369,924	1,949,340	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,078	44,007,630	5,301,413	7,283,734	116,609	45,296,893	37,775,416	53,921

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	MMCGSC	MNDSC	MVFSC	MSVFI	MSVF2	MSEM	MSVMG	MSVRE

Reinvested dividends	$-	-	375,667	540,774	72,137	1,038,574	-	2,710,772
Mortality and expense risk charges (note 2)	(26,044)	(17,628)	(386,137)	(66,284)	(16,546)	(151,439)	(79,371)	(578,570)

Net investment income (loss)	(26,044)	(17,628)	(10,470)	474,490	55,591	887,135	(79,371)	2,132,202

Realized gain (loss) on investments	(88,015)	(68,745)	(4,199,319)	(193,713)	(25,994)	(453,053)	(6,911,501)	(118,691,386)
Change in unrealized gain (loss) on investments	587,668	524,183	10,394,323	182,335	32,877	2,824,653	10,827,887	121,284,727

Net gain (loss) on investments	499,653	455,438	6,195,004	(11,378)	6,883	2,371,600	3,916,386	2,593,341

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$473,609	437,810	6,184,534	463,112	62,474	3,258,735	3,837,015	4,725,543

Investment Activity:	NVAGF3	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF

Reinvested dividends	$34,191	2,208	26,121	104,274	-	-	-	3,475,629
Mortality and expense risk charges (note 2)	(3,862)	(1,260)	(405,431)	(374,188)	(262,953)	(328,995)	(108,429)	(408,514)

Net investment income (loss)	30,329	948	(379,310)	(269,914)	(262,953)	(328,995)	(108,429)	3,067,115

Realized gain (loss) on investments	8,210	3,794	(2,838,254)	(3,729,975)	(2,508,317)	(3,543,526)	(1,263,463)	(4,148,468)
Change in unrealized gain (loss) on investments	(7,890)	13,851	9,026,556	7,240,981	8,592,064	9,293,715	3,531,610	14,256,487

Net gain (loss) on investments	320	17,645	6,188,302	3,511,006	6,083,747	5,750,189	2,268,147	10,108,019

Reinvested capital gains	4,490	13,244	836,324	9,965	1,761,984	3,122,179	244,640	-

Net increase (decrease) in contract owners’ equity resulting from operations	$35,139	31,837	6,645,316	3,251,057	7,582,778	8,543,373	2,404,358	13,175,134

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	HIBF3	GEM	GEM3	GEM6	GVGU1	GVGU	GIG	GIG3

Reinvested dividends	$4,417,749	24,370	616,008	9,632	857	364,866	9,269	239,842
Mortality and expense risk charges (note 2)	(582,586)	(20,845)	(555,922)	(16,231)	(270)	(121,227)	(10,178)	(277,345)

Net investment income (loss)	3,835,163	3,525	60,086	(6,599)	587	243,639	(909)	(37,503)

Realized gain (loss) on investments	(6,350,245)	(218,211)	(16,893,431)	(323,330)	(875)	(5,829,198)	(111,347)	(8,949,644)
Change in unrealized gain (loss) on investments	20,999,703	1,118,599	39,070,874	737,136	1,828	5,619,924	352,373	14,475,264

Net gain (loss) on investments	14,649,458	900,388	22,177,443	413,806	953	(209,274)	241,026	5,525,620

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$18,484,621	903,913	22,237,529	407,207	1,540	34,365	240,117	5,488,117

Investment Activity:	NVIE6	GEF	GEF3	NVNMO1	NVNSR1	NVNSR2	NVCRA2	NVCRB2

Reinvested dividends	$330	75,915	59,493	69,812	22,442	1	17,688	94,332
Mortality and expense risk charges (note 2)	(490)	(78,510)	(65,616)	(426,509)	(53,615)	(12)	(20,894)	(52,118)

Net investment income (loss)	(160)	(2,595)	(6,123)	(356,697)	(31,173)	(11)	(3,206)	42,214

Realized gain (loss) on investments	(3,944)	253,741	(1,704,366)	973,687	(2,091,723)	1	(369,652)	(244,151)
Change in unrealized gain (loss) on investments	14,274	1,263,513	2,900,358	10,041,102	3,083,853	169	886,321	988,580

Net gain (loss) on investments	10,330	1,517,254	1,195,992	11,014,789	992,130	170	516,669	744,429

Reinvested capital gains	-	-	-	220,910	-	-	529	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,170	1,514,659	1,189,869	10,879,002	960,957	159	513,992	786,643

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2

Reinvested dividends	$59,684	130,496	189,367	54,002	108,568	145,810	12,681	97,609
Mortality and expense risk charges (note 2)	(53,495)	(52,596)	(120,444)	(41,175)	(51,841)	(52,463)	(7,674)	(20,330)

Net investment income (loss)	6,189	77,900	68,923	12,827	56,727	93,347	5,007	77,279

Realized gain (loss) on investments	(512,697)	(94,790)	(585,543)	(409,788)	(115,908)	126,672	3,675	74,825
Change in unrealized gain (loss) on investments	1,335,014	526,732	2,605,933	1,241,673	707,744	10,632	7,583	27,689

Net gain (loss) on investments	822,317	431,942	2,020,390	831,885	591,836	137,304	11,258	102,514

Reinvested capital gains	-	11,379	620	2,043	3,640	33,675	3,187	71,400

Net increase (decrease) in contract owners’ equity resulting from operations	$828,506	521,221	2,089,933	846,755	652,203	264,326	19,452	251,193

Investment Activity:	TRF	TRF2	GVGF1	GVGFS	GBF	GBF2	CAF	GVGH1

Reinvested dividends	$1,584,684	7,696	39	44,933	11,693,251	363,633	148,740	177
Mortality and expense risk charges (note 2)	(1,255,229)	(12,789)	(44)	(48,731)	(3,964,087)	(214,546)	(283,178)	(774)

Net investment income (loss)	329,455	(5,093)	(5)	(3,798)	7,729,164	149,087	(134,438)	(597)

Realized gain (loss) on investments	(13,766,520)	(41,969)	(630)	(2,226,308)	2,882,260	(139,562)	1,006,038	(3,992)
Change in unrealized gain (loss) on investments	39,345,162	196,791	1,717	3,488,754	(10,019,570)	(110,847)	6,655,242	14,445

Net gain (loss) on investments	25,578,642	154,822	1,087	1,262,446	(7,137,310)	(250,409)	7,661,280	10,453

Reinvested capital gains	-	-	-	-	4,461,069	155,671	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$25,908,097	149,729	1,082	1,258,648	5,052,923	54,349	7,526,842	9,856

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GVGHS	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA

Reinvested dividends	$39,220	65,213	504,661	12,366	8,564	1,300,178	4,559,520	1,906,766
Mortality and expense risk charges (note 2)	(158,600)	(24,985)	(606,391)	(4,678)	(3,246)	(861,295)	(3,762,580)	(1,917,404)

Net investment income (loss)	(119,380)	40,228	(101,730)	7,688	5,318	438,883	796,940	(10,638)

Realized gain (loss) on investments	(4,891,975)	(499,950)	(5,708,040)	411	9,014	(2,079,314)	(12,417,527)	(8,221,910)
Change in unrealized gain (loss) on investments	6,261,895	1,085,420	14,175,669	33,357	35,288	6,448,554	54,473,664	31,899,916

Net gain (loss) on investments	1,369,920	585,470	8,467,629	33,768	44,302	4,369,240	42,056,137	23,678,006

Reinvested capital gains	-	-	2,648,715	10,743	3,978	338,752	6,890,545	6,127,577

Net increase (decrease) in contract owners’ equity resulting from operations	$1,250,540	625,698	11,014,614	52,199	53,598	5,146,875	49,743,622	29,794,945

Investment Activity:	GVDMC	GVUS1	GVUSL	MCIF	SAM	NVMIG1	NVMIG3	GVDIV2

Reinvested dividends	$1,778,789	11	48,032	1,050,521	279,167	-	268,545	44
Mortality and expense risk charges (note 2)	(1,292,879)	(12)	(65,018)	(1,265,086)	(6,181,237)	(8)	(340,827)	(30)

Net investment income (loss)	485,910	(1)	(16,986)	(214,565)	(5,902,070)	(8)	(72,282)	14

Realized gain (loss) on investments	(5,159,593)	(1,415)	(2,145,245)	(5,066,068)	-	-	(564,526)	(152)
Change in unrealized gain (loss) on investments	15,166,898	1,719	3,736,000	34,901,409	-	89	10,682,185	742

Net gain (loss) on investments	10,007,305	304	1,590,755	29,835,341	-	89	10,117,659	590

Reinvested capital gains	1,566,703	-	-	3,360,831	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,059,918	303	1,573,769	32,981,607	(5,902,070)	81	10,045,377	604

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2

Reinvested dividends	$375,781	15,304	29,113	2,348	27,172	-	-	381,405
Mortality and expense risk charges (note 2)	(212,505)	(13,739)	(39,700)	(7,560)	(34,394)	(551,450)	(35,244)	(369,434)

Net investment income (loss)	163,276	1,565	(10,587)	(5,212)	(7,222)	(551,450)	(35,244)	11,971

Realized gain (loss) on investments	(9,583,270)	(288,045)	117,088	9,185	176,869	956,178	54,026	(309,902)
Change in unrealized gain (loss) on investments	13,736,670	482,139	1,119,818	121,142	479,467	14,618,887	840,857	9,580,160

Net gain (loss) on investments	4,153,400	194,094	1,236,906	130,327	656,336	15,575,065	894,883	9,270,258

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,316,676	195,659	1,226,319	125,115	649,114	15,023,615	859,639	9,282,229

Investment Activity:	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2

Reinvested dividends	$-	-	641,368	6,665	312,030	4,232	7,423,622	280,542
Mortality and expense risk charges (note 2)	(300,305)	(9,891)	(1,258,232)	(22,446)	(1,284,797)	(49,120)	(893,575)	(128,788)

Net investment income (loss)	(300,305)	(9,891)	(616,864)	(15,781)	(972,767)	(44,888)	6,530,047	151,754

Realized gain (loss) on investments	(9,436,388)	(50,848)	(23,805,570)	(271,750)	(26,582,315)	(382,040)	(10,117,568)	198,733
Change in unrealized gain (loss) on investments	15,353,901	175,458	48,274,125	545,360	60,450,689	1,181,110	19,485,737	(86,287)

Net gain (loss) on investments	5,917,513	124,610	24,468,555	273,610	33,868,374	799,070	9,368,169	112,446

Reinvested capital gains	-	-	-	-	-	-	-	71,628

Net increase (decrease) in contract owners’ equity resulting from operations	$5,617,208	114,719	23,851,691	257,829	32,895,607	754,182	15,898,216	335,828

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GGTC	GGTC3	GVUG1	GVUGL	NVOLG1	NVOLG2	NVTIV3	EIF

Reinvested dividends	$-	-	-	-	1,466	-	18,151	329,232
Mortality and expense risk charges (note 2)	(8,699)	(82,737)	(3,867)	(91,617)	(2,904)	(54)	(28,364)	(338,542)

Net investment income (loss)	(8,699)	(82,737)	(3,867)	(91,617)	(1,438)	(54)	(10,213)	(9,310)

Realized gain (loss) on investments	(89,116)	(2,469,685)	(91,588)	(1,460,729)	5,055	1	96,170	(11,417,909)
Change in unrealized gain (loss) on investments	435,935	5,596,497	143,606	3,173,287	49,810	532	925,808	17,755,765

Net gain (loss) on investments	346,819	3,126,812	52,018	1,712,558	54,865	533	1,021,978	6,337,856

Reinvested capital gains	-	-	-	-	24,039	210	9,524	-

Net increase (decrease) in contract owners’ equity resulting from operations	$338,120	3,044,075	48,151	1,620,941	77,466	689	1,021,289	6,328,546

Investment Activity:	NVRE1	AMTB	PMVFAD	PMVLAD	AVB	AVBV2	AVCA	AVCA2

Reinvested dividends	$797,941	2,304,193	12,276	134,617	14,544	827	584	3,122
Mortality and expense risk charges (note 2)	(410,229)	(358,514)	(9,336)	(62,967)	(3,297)	(46,528)	(1,057)	(18,479)

Net investment income (loss)	387,712	1,945,679	2,940	71,650	11,247	(45,701)	(473)	(15,357)

Realized gain (loss) on investments	406,496	(2,370,986)	17,171	53,928	(35,375)	(2,494,621)	(3,163)	(653,222)
Change in unrealized gain (loss) on investments	14,255,390	3,884,748	(144,552)	(476,075)	84,838	4,135,944	18,958	847,275

Net gain (loss) on investments	14,661,886	1,513,762	(127,381)	(422,147)	49,463	1,641,323	15,795	194,053

Reinvested capital gains	317,124	-	52,958	752,997	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,366,722	3,459,441	(71,483)	402,500	60,710	1,595,622	15,322	178,696

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	AVCD2	AVGI	AVCE2	IVHS	IVRE	AVLCG	ALVGIB	ALVPGB

Reinvested dividends	$-	8,104	17,011	365	-	-	54,152	-
Mortality and expense risk charges (note 2)	(18,555)	(5,042)	(21,903)	(1,005)	(2,797)	(1,630)	(27,691)	(30,964)

Net investment income (loss)	(18,555)	3,062	(4,892)	(640)	(2,797)	(1,630)	26,461	(30,964)

Realized gain (loss) on investments	(1,059,596)	(15,695)	(130,015)	(15,792)	(99,902)	(83,289)	(146,518)	(15,601)
Change in unrealized gain (loss) on investments	1,561,643	96,347	378,687	37,517	183,658	105,784	378,153	552,953

Net gain (loss) on investments	502,047	80,652	248,672	21,725	83,756	22,495	231,635	537,352

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$483,492	83,714	243,780	21,085	80,959	20,865	258,096	506,388

Investment Activity:	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2

Reinvested dividends	$35,245	3,326,365	67,436	1,181,305	749,453	633,401	315,331	12,222
Mortality and expense risk charges (note 2)	(78,148)	(775,324)	(28,927)	(802,365)	(227,052)	(209,693)	(98,290)	(5,436)

Net investment income (loss)	(42,903)	2,551,041	38,509	378,940	522,401	423,708	217,041	6,786

Realized gain (loss) on investments	(1,672,575)	(4,122,880)	(79,087)	279,678	(382,532)	(4,188,834)	(2,746,240)	(17,351)
Change in unrealized gain (loss) on investments	2,909,210	11,595,005	260,358	5,203,620	5,793,211	8,574,650	3,868,246	95,962

Net gain (loss) on investments	1,236,635	7,472,125	181,271	5,483,298	5,410,679	4,385,816	1,122,006	78,611

Reinvested capital gains	185,907	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,379,639	10,023,166	219,780	5,862,238	5,933,080	4,809,524	1,339,047	85,397

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	ACVU1	ACVU2	ACVV	ACVV2	ACVVS1	ACVVS2	DVSCS	DSIF

Reinvested dividends	$13,610	1,741	10,174,071	218,248	-	-	601,775	6,670,640
Mortality and expense risk charges (note 2)	(33,493)	(10,302)	(1,992,034)	(71,595)	(37,079)	(2,669)	(274,976)	(3,564,461)

Net investment income (loss)	(19,883)	(8,561)	8,182,037	146,653	(37,079)	(2,669)	326,799	3,106,179

Realized gain (loss) on investments	(3,220,488)	(409,142)	(39,690,837)	(742,671)	(4,259,450)	(220,605)	(13,196,435)	(6,831,586)
Change in unrealized gain (loss) on investments	3,911,438	545,505	58,222,005	1,224,611	4,669,213	245,455	12,778,447	54,567,717

Net gain (loss) on investments	690,950	136,363	18,531,168	481,940	409,763	24,850	(417,988)	47,736,131

Reinvested capital gains	-	-	-	-	-	-	4,079,322	20,763,529

Net increase (decrease) in contract owners’ equity resulting from operations	$671,067	127,802	26,713,205	628,593	372,684	22,181	3,988,133	71,605,839

Investment Activity:	DSRG	DSRGS	DCAP	DCAPS	DSC	DVIV	FCA2S	FALFS

Reinvested dividends	$405,641	674	1,455,996	48,278	2,044	10,323	3,984	4,185
Mortality and expense risk charges (note 2)	(446,405)	(1,854)	(614,870)	(33,309)	(1,541)	(3,346)	(10,620)	(3,608)

Net investment income (loss)	(40,764)	(1,180)	841,126	14,969	503	6,977	(6,636)	577

Realized gain (loss) on investments	340,147	(10)	(3,114,475)	(142,826)	(10,035)	(1,733)	16,943	(59,811)
Change in unrealized gain (loss) on investments	11,413,547	30,275	8,565,347	254,207	40,653	62,504	45,309	77,495

Net gain (loss) on investments	11,753,694	30,265	5,450,872	111,381	30,618	60,771	62,252	17,684

Reinvested capital gains	-	-	4,248,521	159,016	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,712,930	29,085	10,540,519	285,366	31,121	67,748	55,616	18,261

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FHIBS	FVMOS	FQB	FQBS	FC2	FVSS2	FCS	FNRS2

Reinvested dividends	$355,633	104,545	10,490,209	411,345	118,267	3,672	4,474,615	51,054
Mortality and expense risk charges (note 2)	(60,756)	(61,780)	(1,845,295)	(119,390)	(188,189)	(19,980)	(4,025,489)	(258,463)

Net investment income (loss)	294,877	42,765	8,644,914	291,955	(69,922)	(16,308)	449,126	(207,409)

Realized gain (loss) on investments	(251,671)	63,058	(4,351,727)	(239,255)	(367,177)	(423,541)	(9,349,615)	(8,994,144)
Change in unrealized gain (loss) on investments	1,273,309	(100,637)	22,969,480	1,024,685	3,402,497	918,885	112,944,656	17,283,512

Net gain (loss) on investments	1,021,638	(37,579)	18,617,753	785,430	3,035,320	495,344	103,595,041	8,289,368

Reinvested capital gains	-	106,126	-	-	2,859	-	95,326	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,316,515	111,312	27,262,667	1,077,385	2,968,257	479,036	104,139,493	8,081,959

Investment Activity:	FEIS	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2

Reinvested dividends	$5,423,531	138,307	296,161	891	193,903	4,156	62,146	6,437
Mortality and expense risk charges (note 2)	(2,904,878)	(125,649)	(92,702)	(279)	(63,783)	(1,721)	(30,386)	(4,847)

Net investment income (loss)	2,518,653	12,658	203,459	612	130,120	2,435	31,760	1,590

Realized gain (loss) on investments	(21,060,117)	(676,225)	(1,238,428)	(1,391)	(1,193,894)	(3,843)	(657,992)	(28,930)
Change in unrealized gain (loss) on investments	82,099,875	2,316,109	2,605,255	4,898	2,282,203	27,269	1,311,464	107,454

Net gain (loss) on investments	61,039,758	1,639,884	1,366,827	3,507	1,088,309	23,426	653,472	78,524

Reinvested capital gains	-	-	66,383	186	72,898	1,260	37,534	4,464

Net increase (decrease) in contract owners’ equity resulting from operations	$63,558,411	1,652,542	1,636,669	4,305	1,291,327	27,121	722,766	84,578

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FGOS	FGS	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2

Reinvested dividends	$76,572	517,771	5,239	4,607,813	3,118,366	5,774,914	186,251	36,252
Mortality and expense risk charges (note 2)	(218,614)	(1,766,486)	(51,301)	(692,459)	(413,086)	(786,351)	(336,454)	(151,283)

Net investment income (loss)	(142,042)	(1,248,715)	(46,062)	3,915,354	2,705,280	4,988,563	(150,203)	(115,031)

Realized gain (loss) on investments	(1,283,016)	1,146,420	(17,209)	(6,426,537)	(2,907,003)	92,206	(3,751,495)	(266,661)
Change in unrealized gain (loss) on investments	9,078,300	37,767,384	699,170	24,264,875	12,952,030	3,537,944	13,063,566	2,947,511

Net gain (loss) on investments	7,795,284	38,913,804	681,961	17,838,338	10,045,027	3,630,150	9,312,071	2,680,850

Reinvested capital gains	-	135,846	2,341	-	-	280,887	166,121	41,280

Net increase (decrease) in contract owners’ equity resulting from operations	$7,653,242	37,800,935	638,240	21,753,692	12,750,307	8,899,600	9,327,989	2,607,099

Investment Activity:	FOS	FO2R	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3

Reinvested dividends	$424,364	93,554	773,884	67,310	3,188,989	8,865	227,062	266,403
Mortality and expense risk charges (note 2)	(232,021)	(91,745)	(451,011)	(153,433)	(472,673)	(9,262)	(169,065)	(110,579)

Net investment income (loss)	192,343	1,809	322,873	(86,123)	2,716,316	(397)	57,997	155,824

Realized gain (loss) on investments	(818,682)	(159,778)	(2,918,825)	(10,648,667)	(3,933,797)	(28,427)	(3,972,025)	(3,560,166)
Change in unrealized gain (loss) on investments	5,401,185	1,198,551	10,854,503	16,182,156	13,010,258	114,005	6,859,070	8,512,987

Net gain (loss) on investments	4,582,503	1,038,773	7,935,678	5,533,489	9,076,461	85,578	2,887,045	4,952,821

Reinvested capital gains	69,697	16,122	126,166	-	-	-	625,297	24,970

Net increase (decrease) in contract owners’ equity resulting from operations	$4,844,543	1,056,704	8,384,717	5,447,366	11,792,777	85,181	3,570,339	5,133,615

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	TIF2	TIF3	FTVGI3	FTVFA2	AMGP	AMINS	AMCG	AMTP

Reinvested dividends	$1,637	359,740	6,099,529	75,007	2,878	42	-	10,886
Mortality and expense risk charges (note 2)	(465)	(109,866)	(510,021)	(21,309)	(258,784)	(11,941)	(441,523)	(330,526)

Net investment income (loss)	1,172	249,874	5,589,508	53,698	(255,906)	(11,899)	(441,523)	(319,640)

Realized gain (loss) on investments	(4,239)	(5,330,269)	601,497	(75,983)	1,490,078	(915,404)	2,438,296	(48,266,083)
Change in unrealized gain (loss) on investments	10,892	7,064,420	783,873	503,967	3,597,567	1,231,409	5,956,056	63,903,225

Net gain (loss) on investments	6,653	1,734,151	1,385,370	427,984	5,087,645	316,005	8,394,352	15,637,142

Reinvested capital gains	2,020	434,845	-	-	-	-	-	48,357

Net increase (decrease) in contract owners’ equity resulting from operations	$9,845	2,418,870	6,974,878	481,682	4,831,739	304,106	7,952,829	15,365,859

Investment Activity:	AMRS	AMFAS	AMSRS	OVCAFS	OVGR	OVGS3	OVGS	OVGSS

Reinvested dividends	$32	-	71,058	224	445,819	2,135,689	1,549,968	61,066
Mortality and expense risk charges (note 2)	(20,151)	(17,378)	(38,943)	(58,182)	(1,533,969)	(1,114,554)	(771,937)	(55,790)

Net investment income (loss)	(20,119)	(17,378)	32,115	(57,958)	(1,088,150)	1,021,135	778,031	5,276

Realized gain (loss) on investments	(1,711,142)	(411,072)	(940,646)	90,471	3,283,907	(4,202,394)	3,057,837	209,682
Change in unrealized gain (loss) on investments	2,204,244	668,003	1,734,978	1,112,075	45,618,716	31,249,377	15,888,598	669,885

Net gain (loss) on investments	493,102	256,931	794,332	1,202,546	48,902,623	27,046,983	18,946,435	879,567

Reinvested capital gains	47	-	-	-	-	2,040,532	1,477,876	67,718

Net increase (decrease) in contract owners’ equity resulting from operations	$473,030	239,553	826,447	1,144,588	47,814,473	30,108,650	21,202,342	952,561

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	OVHI3	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG

Reinvested dividends	$-	-	-	2,296,446	50,387	76,139	971	-
Mortality and expense risk charges (note 2)	(17,897)	(1,622)	(297)	(1,313,637)	(54,648)	(98,464)	(1,895)	(588,808)

Net investment income (loss)	(17,897)	(1,622)	(297)	982,809	(4,261)	(22,325)	(924)	(588,808)

Realized gain (loss) on investments	(533,695)	(123,303)	(11,633)	(915,631)	(32,191)	(1,684,312)	(6,232)	(2,298,344)
Change in unrealized gain (loss) on investments	983,470	149,471	17,230	27,014,066	738,143	4,800,249	53,849	17,451,483

Net gain (loss) on investments	449,775	26,168	5,597	26,098,435	705,952	3,115,937	47,617	15,153,139

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$431,878	24,546	5,300	27,081,244	701,691	3,093,612	46,693	14,564,331

Investment Activity:	OVSBS	PMVRRA	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ

Reinvested dividends	$9,877	22,010	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(72,669)	(7,984)	(2,122)	(776)	(1,307)	(7,898)	(3,000)	(6,516)

Net investment income (loss)	(62,792)	14,026	(2,122)	(776)	(1,307)	(7,898)	(3,000)	(6,516)

Realized gain (loss) on investments	(54,957)	(19,655)	(16,029)	(17,512)	(6,344)	(160,114)	4,857	(24,589)
Change in unrealized gain (loss) on investments	702,990	87,656	55,934	42,373	33,614	366,385	125,917	287,895

Net gain (loss) on investments	648,033	68,001	39,905	24,861	27,270	206,271	130,774	263,306

Reinvested capital gains	3,096	28,923	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$588,337	110,950	37,783	24,085	25,963	198,373	127,774	256,790

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	SBLV	SBLX	SBLY	PMVTRA	PVGIB	ACEG2	ACC2	VYDS

Reinvested dividends	$-	-	-	106,401	268	-	352,265	44,325
Mortality and expense risk charges (note 2)	(18,261)	(307)	(230)	(22,269)	(129)	(27,336)	(149,191)	(65,174)

Net investment income (loss)	(18,261)	(307)	(230)	84,132	139	(27,336)	203,074	(20,849)

Realized gain (loss) on investments	(49,996)	(3,890)	474	32	(5,652)	48,582	(269,348)	(545,263)
Change in unrealized gain (loss) on investments	686,118	13,196	5,463	86,403	7,561	677,709	1,932,263	1,764,076

Net gain (loss) on investments	636,122	9,306	5,937	86,435	1,909	726,291	1,662,915	1,218,813

Reinvested capital gains	-	-	-	74,667	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$617,861	8,999	5,707	245,234	2,048	698,955	1,865,989	1,197,964

Investment Activity:	ROCMC	TRBCG2	TREI2	TRLT2	VWEMR	VWEM	VWHAR	VWHA

Reinvested dividends	$-	-	235,425	412,415	19,846	25,013	70,838	34,776
Mortality and expense risk charges (note 2)	(6,549)	(122,671)	(163,657)	(145,579)	(176,614)	(159,580)	(323,903)	(138,894)

Net investment income (loss)	(6,549)	(122,671)	71,768	266,836	(156,768)	(134,567)	(253,065)	(104,118)

Realized gain (loss) on investments	(100,256)	(5,034,040)	(4,553,780)	454,676	(7,035,063)	(3,889,732)	(4,167,125)	504,098
Change in unrealized gain (loss) on investments	383,373	9,395,817	7,167,373	324,300	17,240,733	13,681,766	17,024,224	5,264,923

Net gain (loss) on investments	283,117	4,361,777	2,613,593	778,976	10,205,670	9,792,034	12,857,099	5,769,021

Reinvested capital gains	-	-	-	-	802,362	1,011,248	140,476	68,964

Net increase (decrease) in contract owners’ equity resulting from operations	$276,568	4,239,106	2,685,361	1,045,812	10,851,264	10,668,715	12,744,510	5,733,867

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR	WRGP

Reinvested dividends	$881,683	1,174,111	4,340,735	1,337,433	223,206	-	-	567,220
Mortality and expense risk charges (note 2)	(2,905,163)	(670,523)	(1,342,473)	(1,530,268)	(269,631)	(113,104)	(462,391)	(1,759,562)

Net investment income (loss)	(2,023,480)	503,588	2,998,262	(192,835)	(46,425)	(113,104)	(462,391)	(1,192,342)

Realized gain (loss) on investments	6,318,051	1,795,582	(1,248,237)	(6,021,980)	(730,970)	(643,484)	(1,426,307)	(630,027)
Change in unrealized gain (loss) on investments	22,928,585	3,538,066	4,745,812	32,181,263	3,940,788	3,749,945	20,367,361	30,999,530

Net gain (loss) on investments	29,246,636	5,333,648	3,497,575	26,159,283	3,209,818	3,106,461	18,941,054	30,369,503

Reinvested capital gains	23,828,981	337,991	-	-	-	-	-	4,191,940

Net increase (decrease) in contract owners’ equity resulting from operations	$51,052,137	6,175,227	6,495,837	25,966,448	3,163,393	2,993,357	18,478,663	33,369,101

Investment Activity:	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP	WRRESP

Reinvested dividends	$6,594,398	658,128	609,757	-	-	580,314	324,063	264,454
Mortality and expense risk charges (note 2)	(862,089)	(517,829)	(209,394)	(39,050)	(135,137)	(653,094)	(69,733)	(101,887)

Net investment income (loss)	5,732,309	140,299	400,363	(39,050)	(135,137)	(72,780)	254,330	162,567

Realized gain (loss) on investments	(269,739)	2,237,652	(2,488,334)	(348,170)	(701,518)	-	(293,975)	(2,178,321)
Change in unrealized gain (loss) on investments	21,265,608	7,178,898	6,156,159	1,492,389	4,902,103	-	436,785	3,576,435

Net gain (loss) on investments	20,995,869	9,416,550	3,667,825	1,144,219	4,200,585	-	142,810	1,398,114

Reinvested capital gains	-	-	980,727	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$26,728,178	9,556,849	5,048,915	1,105,169	4,065,448	(72,780)	397,140	1,560,681

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG	WIEP	WVCP

Reinvested dividends	$-	275,635	-	1,223,777	-	-	8	25,302
Mortality and expense risk charges (note 2)	(969,244)	(772,086)	(92,700)	(726,093)	(510,896)	(16,563)	(18,178)	(9,265)

Net investment income (loss)	(969,244)	(496,451)	(92,700)	497,684	(510,896)	(16,563)	(18,170)	16,037

Realized gain (loss) on investments	2,351,564	448,289	(1,055,510)	(1,567,132)	(34,456,674)	97,997	441,743	(38,972)
Change in unrealized gain (loss) on investments	21,764,143	18,757,875	3,050,968	14,055,829	53,085,484	400,780	(67,524)	279,387

Net gain (loss) on investments	24,115,707	19,206,164	1,995,458	12,488,697	18,628,810	498,777	374,219	240,415

Reinvested capital gains	5,252,733	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$28,399,196	18,709,713	1,902,758	12,986,381	18,117,914	482,214	356,049	256,452

Investment Activity:	BF	SGRF	JPMCVP	WGIP

Reinvested dividends	$401,477	-	245,162	284,500
Mortality and expense risk charges (note 2)	(187,033)	(86,529)	(35,916)	(34,852)

Net investment income (loss)	214,444	(86,529)	209,246	249,648

Realized gain (loss) on investments	(18,309,048)	(11,029,249)	(6,435,488)	(2,901,776)
Change in unrealized gain (loss) on investments	16,886,732	12,134,483	5,690,300	3,465,093

Net gain (loss) on investments	(1,422,316)	1,105,234	(745,188)	563,317

Reinvested capital gains	-	-	22,194	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,207,872)	1,018,705	(513,748)	812,965

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		BBCMAG		BBGI		BBCA
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$69,066,562	68,923,673	(3,901)	(640)	(3,578)	8,001	(12,467)	(32,507)
Realized gain (loss) on investments	(679,416,549)	141,760,105	(269,562)	23,632	(805,753)	42,097	(187,904)	398,820
Change in unrealized gain (loss) on investments	2,141,717,605	(4,994,288,537)	400,950	(987,215)	1,071,310	(2,360,377)	438,221	(2,399,080)
Reinvested capital gains	109,584,169	614,502,928	-	315,512	-	715,977	-	445,954

Net increase (decrease) in contract owners’ equity resulting from operations	1,640,951,787	(4,169,101,831)	127,487	(648,711)	261,979	(1,594,302)	237,850	(1,586,813)

Equity transactions:
Purchase payments received from contract owners (note 3)	213,963,897	292,474,959	(8,897)	81,282	25,760	24,947	15,355	21,498
Transfers between funds	-	-	(123)	(211,732)	(346,129)	(841,233)	(12)	(657,558)
Redemptions (note 3)	(1,535,732,127)	(2,482,867,821)	(221,819)	(329,680)	(336,773)	(560,500)	(244,251)	(498,807)
Annuity benefits	(5,109,456)	(6,479,048)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(226,624)	(324,720)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,951,708)	(8,501,724)	(580)	(833)	(159)	(2,570)	(89)	(2,140)
Adjustments to maintain reserves	(110,835)	397,026	(28)	(58)	(31)	(101)	(52)	(53)

Net equity transactions	(1,331,166,853)	(2,205,301,328)	(231,447)	(461,021)	(657,332)	(1,379,457)	(229,049)	(1,137,060)

Net change in contract owners’ equity	309,784,934	(6,374,403,159)	(103,960)	(1,109,732)	(395,353)	(2,973,759)	8,801	(2,723,873)
Contract owners’ equity beginning of period	7,651,606,707	14,026,009,866	884,049	1,993,781	2,093,573	5,067,332	1,112,358	3,836,231

Contract owners’ equity end of period	$7,961,391,641	7,651,606,707	780,089	884,049	1,698,220	2,093,573	1,121,159	1,112,358

CHANGES IN UNITS:
Beginning units	721,371,476	874,752,300	110,981	152,662	261,627	393,076	117,435	194,644
Units purchased	275,440,652	329,568,328	1,099	7,786	9,325	14,194	8,541	9,058
Units redeemed	(365,779,673)	(482,949,152)	(32,558)	(49,467)	(89,789)	(145,643)	(32,300)	(86,267)

Ending units	631,032,455	721,371,476	79,522	110,981	181,163	261,627	93,676	117,435

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MLVGA3		CSIEF3		WSCP		JPMMV1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$141,162	-	(621)	-	(12,857)	-	(81,061)	-
Realized gain (loss) on investments	59,155	-	19	-	11,810	-	235,837	-
Change in unrealized gain (loss) on investments	521,553	-	12,049	-	407,313	-	2,545,147	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	721,870	-	11,447	-	406,266	-	2,699,923	-

Equity transactions:
Purchase payments received from contract owners (note 3)	270,186	-	55	-	18,839	-	42,418	-
Transfers between funds	15,799,366	-	1,185,824	-	4,778,356	-	9,246,326	-
Redemptions (note 3)	(676,123)	-	(1,827)	-	(128,128)	-	(988,531)	-
Annuity benefits	(3,681)	-	-	-	-	-	(1,362)	-
Contract maintenance charges (note 2)	(21)	-	-	-	(24)	-	(190)	-
Contingent deferred sales charges (note 2)	(1,476)	-	(5)	-	(19)	-	(1,003)	-
Adjustments to maintain reserves	(112)	-	(46)	-	11	-	2,339	-

Net equity transactions	15,388,139	-	1,184,001	-	4,669,035	-	8,299,997	-

Net change in contract owners’ equity	16,110,009	-	1,195,448	-	5,075,301	-	10,999,920	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$16,110,009	-	1,195,448	-	5,075,301	-	10,999,920	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	1,472,293	-	118,413	-	485,940	-	1,121,053	-
Units redeemed	(142,768)	-	(180)	-	(20,889)	-	(199,415)	-

Ending units	1,329,525	-	118,233	-	465,051	-	921,638	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JABS		JACAS		JAGTS2		JAGTS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,549	840	(1,362,426)	(2,114,763)	(131,639)	(155,741)	(176,543)	(238,889)
Realized gain (loss) on investments	741	170	6,549,275	36,028,375	278,524	687,087	(23,221)	690,275
Change in unrealized gain (loss) on investments	16,911	(17,008)	38,820,781	(128,871,167)	5,154,528	(8,720,454)	7,483,498	(13,793,583)
Reinvested capital gains	3,877	1,928	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,078	(14,070)	44,007,630	(94,957,555)	5,301,413	(8,189,108)	7,283,734	(13,342,197)

Equity transactions:
Purchase payments received from contract owners (note 3)	50	-	2,743,945	3,112,750	602,350	775,081	211,803	230,217
Transfers between funds	6,108	79,385	5,252,337	868,058	709,197	(634,197)	(606,592)	(1,805,811)
Redemptions (note 3)	(6,892)	(6,656)	(18,927,419)	(40,583,636)	(2,356,313)	(2,935,255)	(2,072,844)	(5,496,738)
Annuity benefits	(282)	-	(25,688)	(37,253)	-	-	(1,833)	(2,421)
Contract maintenance charges (note 2)	-	-	(3,141)	(4,319)	(490)	(459)	(712)	(1,480)
Contingent deferred sales charges (note 2)	-	-	(51,463)	(107,794)	(10,197)	(16,308)	(3,612)	(5,911)
Adjustments to maintain reserves	(14)	113	57,400	86,097	74,097	(74,995)	(5,423)	22,186

Net equity transactions	(1,030)	72,842	(10,954,029)	(36,666,097)	(981,356)	(2,886,133)	(2,479,213)	(7,059,958)

Net change in contract owners’ equity	22,048	58,772	33,053,601	(131,623,652)	4,320,057	(11,075,241)	4,804,521	(20,402,155)
Contract owners’ equity beginning of period	91,385	32,613	105,919,792	237,543,444	8,611,584	19,686,825	14,408,805	34,810,960

Contract owners’ equity end of period	$113,433	91,385	138,973,393	105,919,792	12,931,641	8,611,584	19,213,326	14,408,805

CHANGES IN UNITS:
Beginning units	7,919	2,342	15,992,721	19,196,350	1,067,580	1,356,019	5,376,361	7,228,127
Units purchased	1,152	6,157	4,124,757	7,946,503	718,595	422,047	47,000	497,940
Units redeemed	(1,144)	(580)	(5,427,913)	(11,150,132)	(754,789)	(710,486)	(805,237)	(2,349,706)

Ending units	7,927	7,919	14,689,565	15,992,721	1,031,386	1,067,580	4,618,124	5,376,361

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JARLCS		JAIGS2		JAIGS		MIGSC

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(2,711)	(13,905)	(628,943)	2,001,349	(460,539)	1,637,524	(1,377)	(2,072)
Realized gain (loss) on investments	(787,140)	(248,707)	(3,933,548)	20,122,672	4,928,002	18,441,362	(1,393)	2,575
Change in unrealized gain (loss) on investments	906,460	(954,111)	47,489,460	(122,594,162)	31,358,613	(102,734,913)	56,691	(104,015)
Reinvested capital gains	-	147,027	2,369,924	18,856,175	1,949,340	15,048,524	-	10,494

Net increase (decrease) in contract owners’ equity resulting from operations	116,609	(1,069,696)	45,296,893	(81,613,966)	37,775,416	(67,607,503)	53,921	(93,018)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,613	23,388	2,925,196	3,660,114	886,150	1,047,864	(195)	(6)
Transfers between funds	(1,597,596)	161,370	15,394,785	(14,771,518)	(2,752,353)	(7,174,128)	5,393	(4,076)
Redemptions (note 3)	(123,657)	(654,840)	(13,437,090)	(24,069,227)	(10,519,223)	(26,348,234)	(5,641)	(11,265)
Annuity benefits	(636)	(310)	(23,173)	(67,957)	(15,338)	(23,074)	(5,842)	(6,696)
Contract maintenance charges (note 2)	(10)	(2)	(3,027)	(2,943)	(1,549)	(4,626)	-	(2)
Contingent deferred sales charges (note 2)	(469)	(1,485)	(48,397)	(87,615)	(17,582)	(23,357)	(17)	(179)
Adjustments to maintain reserves	(106)	(103)	(4,598)	26,370	(2,088)	56,010	97	668

Net equity transactions	(1,718,861)	(471,982)	4,803,696	(35,312,776)	(12,421,983)	(32,469,545)	(6,205)	(21,556)

Net change in contract owners’ equity	(1,602,252)	(1,541,678)	50,100,589	(116,926,742)	25,353,433	(100,077,048)	47,716	(114,574)
Contract owners’ equity beginning of period	1,608,689	3,150,367	61,595,911	178,522,653	54,239,408	154,316,456	147,243	261,817

Contract owners’ equity end of period	$6,437	1,608,689	111,696,500	61,595,911	79,592,841	54,239,408	194,959	147,243

CHANGES IN UNITS:
Beginning units	140,574	177,353	4,486,666	6,157,632	6,684,942	8,694,808	18,125	20,042
Units purchased	45,295	66,214	2,024,382	2,032,442	124,988	763,914	688	84
Units redeemed	(185,394)	(102,993)	(1,921,319)	(3,703,408)	(1,251,853)	(2,773,780)	(1,350)	(2,001)

Ending units	475	140,574	4,589,729	4,486,666	5,558,077	6,684,942	17,463	18,125

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MMCGSC		MNDSC		MVFSC		MSVFI

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(26,044)	(41,644)	(17,628)	(19,405)	(10,470)	(65,618)	474,490	332,635
Realized gain (loss) on investments	(88,015)	79,081	(68,745)	(12,891)	(4,199,319)	(845,018)	(193,713)	(1,295,605)
Change in unrealized gain (loss) on investments	587,668	(1,819,815)	524,183	(676,408)	10,394,323	(16,140,076)	182,335	(306,788)
Reinvested capital gains	-	319,435	-	214,547	-	1,745,231	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	473,609	(1,462,943)	437,810	(494,157)	6,184,534	(15,305,481)	463,112	(1,269,758)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,485	6,943	1,230	6,459	816,327	928,426	129,846	419,365
Transfers between funds	6,539	(148,555)	84,239	(366)	5,359,412	5,626,261	(3,023,753)	(184,643)
Redemptions (note 3)	(169,267)	(118,741)	(53,851)	(101,436)	(4,251,942)	(5,270,103)	(1,106,061)	(2,529,890)
Annuity benefits	-	-	-	-	(17,140)	(29,551)	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,063)	(385)	(303)	(539)
Contingent deferred sales charges (note 2)	(1,736)	(568)	(262)	(822)	(11,001)	(13,194)	(4,221)	(13,586)
Adjustments to maintain reserves	(65)	(46)	286	(46,621)	21,045	(279)	2,059	125

Net equity transactions	(163,044)	(260,967)	31,642	(142,786)	1,915,638	1,241,175	(4,002,433)	(2,309,168)

Net change in contract owners’ equity	310,565	(1,723,910)	469,452	(636,943)	8,100,172	(14,064,306)	(3,539,321)	(3,578,926)
Contract owners’ equity beginning of period	1,299,560	3,023,470	703,563	1,340,506	28,710,789	42,775,095	7,688,511	11,267,437

Contract owners’ equity end of period	$1,610,125	1,299,560	1,173,015	703,563	36,810,961	28,710,789	4,149,190	7,688,511

CHANGES IN UNITS:
Beginning units	234,916	259,737	101,953	114,943	3,458,496	3,388,372	797,752	1,037,706
Units purchased	20,743	8,125	25,562	12,289	2,046,178	2,174,589	873,688	1,037,826
Units redeemed	(45,625)	(32,946)	(21,022)	(25,279)	(1,808,251)	(2,104,465)	(1,274,343)	(1,277,780)

Ending units	210,034	234,916	106,493	101,953	3,696,423	3,458,496	397,097	797,752

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MSVF2		MSEM		MSVMG		MSVRE

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$55,591	30,084	887,135	1,061,196	(79,371)	(73,239)	2,132,202	3,637,828
Realized gain (loss) on investments	(25,994)	(32,030)	(453,053)	(1,325,540)	(6,911,501)	(1,419,494)	(118,691,386)	(10,205,933)
Change in unrealized gain (loss) on investments	32,877	(147,097)	2,824,653	(3,434,427)	10,827,887	(13,899,671)	121,284,727	(123,544,689)
Reinvested capital gains	-	-	-	735,547	-	4,929,728	-	62,046,801

Net increase (decrease) in contract owners’ equity resulting from operations	62,474	(149,043)	3,258,735	(2,963,224)	3,837,015	(10,462,676)	4,725,543	(68,065,993)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	51,490	106,914	97,050	250,427	299,568	776,904	3,946,915
Transfers between funds	14,018	(87,550)	(822,603)	(2,324,404)	(12,017,677)	(1,333,768)	(92,059,094)	(17,299,231)
Redemptions (note 3)	(114,584)	(87,893)	(2,296,012)	(3,856,527)	(1,454,122)	(5,449,125)	(7,924,155)	(32,420,621)
Annuity benefits	(10,781)	(8,248)	(9,846)	(10,295)	(3,390)	(4,878)	(25,093)	(78,227)
Contract maintenance charges (note 2)	-	-	(336)	(471)	(221)	(380)	(2,294)	(5,167)
Contingent deferred sales charges (note 2)	(858)	(1,412)	(5,906)	(12,513)	(2,038)	(12,770)	(27,812)	(140,483)
Adjustments to maintain reserves	(61)	852	(654)	739	(47,959)	3,821	4,197	6,714

Net equity transactions	(112,266)	(132,761)	(3,028,443)	(6,106,421)	(13,274,980)	(6,497,532)	(99,257,347)	(45,990,100)

Net change in contract owners’ equity	(49,792)	(281,804)	230,292	(9,069,645)	(9,437,965)	(16,960,208)	(94,531,804)	(114,056,093)
Contract owners’ equity beginning of period	875,862	1,157,666	13,115,046	22,184,691	9,493,854	26,454,062	95,712,403	209,768,496

Contract owners’ equity end of period	$826,070	875,862	13,345,338	13,115,046	55,889	9,493,854	1,180,599	95,712,403

CHANGES IN UNITS:
Beginning units	75,504	93,300	586,733	837,101	1,708,103	2,396,216	5,202,889	7,005,630
Units purchased	5,764	10,657	47,736	48,767	843,541	1,054,348	618,853	1,578,095
Units redeemed	(17,829)	(28,453)	(167,701)	(299,135)	(2,546,810)	(1,742,461)	(5,774,012)	(3,380,836)

Ending units	63,439	75,504	466,768	586,733	4,834	1,708,103	47,730	5,202,889

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVAGF3		NVAMV1		GVAAA2		GVABD2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$30,329	-	948	-	(379,310)	439,959	(269,914)	1,344,204
Realized gain (loss) on investments	8,210	-	3,794	-	(2,838,254)	(1,577,102)	(3,729,975)	(1,872,198)
Change in unrealized gain (loss) on investments	(7,890)	-	13,851	-	9,026,556	(14,412,669)	7,240,981	(3,720,930)
Reinvested capital gains	4,490	-	13,244	-	836,324	500,454	9,965	26,029

Net increase (decrease) in contract owners’ equity resulting from operations	35,139	-	31,837	-	6,645,316	(15,049,358)	3,251,057	(4,222,895)

Equity transactions:
Purchase payments received from contract owners (note 3)	12,910	-	29,111	-	1,536,979	2,697,976	483,396	1,111,878
Transfers between funds	995,682	-	363,916	-	2,815,926	6,828,923	3,208,035	1,875,370
Redemptions (note 3)	(69,376)	-	(32,806)	-	(5,240,766)	(11,934,581)	(5,818,847)	(7,863,791)
Annuity benefits	-	-	(11)	-	(66,777)	(53,909)	(46,432)	(40,002)
Contract maintenance charges (note 2)	(3)	-	(9)	-	(922)	(746)	(417)	(269)
Contingent deferred sales charges (note 2)	(30)	-	-	-	(6,481)	(39,667)	(9,636)	(15,551)
Adjustments to maintain reserves	(14)	-	(13)	-	(681)	4,681	(519)	994

Net equity transactions	939,169	-	360,188	-	(962,722)	(2,497,323)	(2,184,420)	(4,931,371)

Net change in contract owners’ equity	974,308	-	392,025	-	5,682,594	(17,546,681)	1,066,637	(9,154,266)
Contract owners’ equity beginning of period	-	-	-	-	31,208,437	48,755,118	30,618,095	39,772,361

Contract owners’ equity end of period	$974,308	-	392,025	-	36,891,031	31,208,437	31,684,732	30,618,095

CHANGES IN UNITS:
Beginning units	-	-	-	-	3,842,337	4,327,066	3,167,010	3,680,238
Units purchased	99,992	-	34,548	-	1,380,676	2,463,802	3,133,380	3,966,962
Units redeemed	(14,032)	-	(3,289)	-	(1,567,478)	(2,948,531)	(3,377,021)	(4,480,190)

Ending units	85,960	-	31,259	-	3,655,535	3,842,337	2,923,369	3,167,010

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVAGG2		GVAGR2		GVAGI2		HIBF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(262,953)	404,639	(328,995)	288,566	(108,429)	105,814	3,067,115	4,074,797
Realized gain (loss) on investments	(2,508,317)	(481,663)	(3,543,526)	(917,919)	(1,263,463)	(769,927)	(4,148,468)	(4,157,625)
Change in unrealized gain (loss) on investments	8,592,064	(14,244,214)	9,293,715	(21,230,930)	3,531,610	(3,310,354)	14,256,487	(15,634,681)
Reinvested capital gains	1,761,984	911,284	3,122,179	2,103,079	244,640	2,817	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,582,778	(13,409,954)	8,543,373	(19,757,204)	2,404,358	(3,971,650)	13,175,134	(15,717,509)

Equity transactions:
Purchase payments received from contract owners (note 3)	489,752	986,481	909,029	1,652,820	680,705	727,755	84,683	118,372
Transfers between funds	4,448,817	3,937,864	10,496,698	9,771,893	3,029,225	5,930,503	(2,221,650)	(6,978,337)
Redemptions (note 3)	(4,280,332)	(4,186,077)	(5,023,461)	(5,697,519)	(1,322,132)	(1,064,026)	(6,729,066)	(13,727,511)
Annuity benefits	(17,876)	(13,058)	(32,281)	(32,456)	(37,355)	(42,161)	(21,985)	(30,178)
Contract maintenance charges (note 2)	(923)	(693)	(1,391)	(1,378)	(268)	(128)	(532)	(705)
Contingent deferred sales charges (note 2)	(12,386)	(16,773)	(12,914)	(26,625)	(3,677)	(1,959)	(8,946)	(29,829)
Adjustments to maintain reserves	(1,567)	1,481	(1,522)	1,638	(2,586)	1,438	(2,713)	(1,864)

Net equity transactions	625,485	709,225	6,334,158	5,668,373	2,343,912	5,551,422	(8,900,209)	(20,650,052)

Net change in contract owners’ equity	8,208,263	(12,700,729)	14,877,531	(14,088,831)	4,748,270	1,579,772	4,274,925	(36,367,561)
Contract owners’ equity beginning of period	19,548,258	32,248,987	23,964,401	38,053,232	7,421,132	5,841,360	34,120,404	70,487,965

Contract owners’ equity end of period	$27,756,521	19,548,258	38,841,932	23,964,401	12,169,402	7,421,132	38,395,329	34,120,404

CHANGES IN UNITS:
Beginning units	2,607,903	2,609,463	3,724,440	3,258,610	1,149,098	537,058	3,127,646	4,627,823
Units purchased	1,420,654	1,438,508	2,425,025	2,550,266	749,225	1,058,928	155,403	334,718
Units redeemed	(1,377,265)	(1,440,068)	(1,749,176)	(2,084,436)	(475,997)	(446,888)	(850,283)	(1,834,895)

Ending units	2,651,292	2,607,903	4,400,289	3,724,440	1,422,326	1,149,098	2,432,766	3,127,646

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	HIBF3		GEM		GEM3		GEM6

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$3,835,163	2,280,826	3,525	(952)	60,086	(101,376)	(6,599)	(14,640)
Realized gain (loss) on investments	(6,350,245)	(3,874,374)	(218,211)	787,003	(16,893,431)	8,668,667	(323,330)	(103,641)
Change in unrealized gain (loss) on investments	20,999,703	(6,635,904)	1,118,599	(4,206,251)	39,070,874	(94,816,847)	737,136	(1,538,348)
Reinvested capital gains	-	-	-	713,183	-	17,307,977	-	345,857

Net increase (decrease) in contract owners’ equity resulting from operations	18,484,621	(8,229,452)	903,913	(2,707,017)	22,237,529	(68,941,579)	407,207	(1,310,772)

Equity transactions:
Purchase payments received from contract owners (note 3)	787,358	1,237,325	111,599	106,145	1,620,444	2,062,330	13,067	16,996
Transfers between funds	9,912,116	11,845,476	(94,119)	(417,223)	2,701,712	(32,495,760)	149,929	(202,287)
Redemptions (note 3)	(7,197,760)	(6,900,762)	(417,217)	(976,220)	(7,332,600)	(16,720,775)	(150,590)	(245,027)
Annuity benefits	(44,044)	(41,681)	(3,275)	(6,739)	(24,429)	(84,343)	-	-
Contract maintenance charges (note 2)	(385)	(370)	(85)	(291)	(3,113)	(3,519)	-	-
Contingent deferred sales charges (note 2)	(11,277)	(22,294)	(840)	(2,679)	(22,375)	(66,134)	(636)	(3,619)
Adjustments to maintain reserves	776	213	(123)	(2,849)	(481)	(28,136)	5	(491)

Net equity transactions	3,446,784	6,117,907	(404,060)	(1,299,856)	(3,060,842)	(47,336,337)	11,775	(434,428)

Net change in contract owners’ equity	21,931,405	(2,111,545)	499,853	(4,006,873)	19,176,687	(116,277,916)	418,982	(1,745,200)
Contract owners’ equity beginning of period	38,715,492	40,827,037	1,725,374	5,732,247	40,090,735	156,368,651	694,612	2,439,812

Contract owners’ equity end of period	$60,646,897	38,715,492	2,225,227	1,725,374	59,267,422	40,090,735	1,113,594	694,612

CHANGES IN UNITS:
Beginning units	4,616,958	3,454,996	117,608	168,853	2,568,733	4,177,260	57,587	83,699
Units purchased	4,610,564	4,979,785	10,065	39,301	1,093,399	1,222,131	20,399	15,475
Units redeemed	(4,205,084)	(3,817,823)	(34,900)	(90,546)	(1,318,743)	(2,830,658)	(20,203)	(41,587)

Ending units	5,022,438	4,616,958	92,773	117,608	2,343,389	2,568,733	57,783	57,587

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVGU1		GVGU		GIG		GIG3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$587	901	243,639	392,392	(909)	3,180	(37,503)	30,468
Realized gain (loss) on investments	(875)	(9,403)	(5,829,198)	(3,644,120)	(111,347)	32,049	(8,949,644)	2,536,521
Change in unrealized gain (loss) on investments	1,828	(21,765)	5,619,924	(6,394,552)	352,373	(965,145)	14,475,264	(33,910,265)
Reinvested capital gains	-	516	-	276,258	-	186,092	-	6,114,051

Net increase (decrease) in contract owners’ equity resulting from operations	1,540	(29,751)	34,365	(9,370,022)	240,117	(743,824)	5,488,117	(25,229,225)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	205,331	390,049	45,772	25,636	445,688	879,600
Transfers between funds	-	-	(5,017,490)	(3,766,086)	291,336	145,254	829,819	(8,555,913)
Redemptions (note 3)	(2,262)	(27,610)	(1,771,067)	(5,107,530)	(199,034)	(177,577)	(3,648,045)	(7,822,781)
Annuity benefits	(113)	(549)	-	-	(2,300)	(3,344)	(23)	-
Contract maintenance charges (note 2)	-	(1)	(149)	(165)	(54)	(83)	(663)	(786)
Contingent deferred sales charges (note 2)	-	-	(3,064)	(12,685)	(249)	(646)	(12,229)	(17,704)
Adjustments to maintain reserves	(4)	607	(345)	(598)	127	37	(668)	(55)

Net equity transactions	(2,379)	(27,553)	(6,586,784)	(8,497,015)	135,598	(10,723)	(2,386,121)	(15,517,639)

Net change in contract owners’ equity	(839)	(57,304)	(6,552,419)	(17,867,037)	375,715	(754,547)	3,101,996	(40,746,864)
Contract owners’ equity beginning of period	22,846	80,150	15,875,269	33,742,306	815,460	1,570,007	24,390,061	65,136,925

Contract owners’ equity end of period	$22,007	22,846	9,322,850	15,875,269	1,191,175	815,460	27,492,057	24,390,061

CHANGES IN UNITS:
Beginning units	1,501	3,488	1,126,815	1,589,344	95,197	100,313	1,835,707	2,612,842
Units purchased	-	37	213,262	1,012,770	47,278	43,948	751,390	971,895
Units redeemed	(145)	(2,024)	(722,711)	(1,475,299)	(33,533)	(49,064)	(980,656)	(1,749,030)

Ending units	1,356	1,501	617,366	1,126,815	108,942	95,197	1,606,441	1,835,707

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVIE6		GEF		GEF3		NVNMO1
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(160)	194	(2,595)	(44,925)	(6,123)	(61,202)	(356,697)	(1,094)
Realized gain (loss) on investments	(3,944)	(3,601)	253,741	1,666,747	(1,704,366)	(442,254)	973,687	(63,062)
Change in unrealized gain (loss) on investments	14,274	(24,330)	1,263,513	(11,532,186)	2,900,358	(8,164,752)	10,041,102	(28,282)
Reinvested capital gains	-	7,652	-	2,462,872	-	2,045,589	220,910	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,170	(20,085)	1,514,659	(7,447,492)	1,189,869	(6,622,619)	10,879,002	(92,438)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	54,104	51,268	61,348	270,709	432,974	937,904	8,303
Transfers between funds	21,133	-	(354,850)	(632,749)	(321,583)	(3,155,959)	96,213,801	232,942
Redemptions (note 3)	(4,258)	(3,620)	(1,199,210)	(2,568,680)	(921,308)	(2,526,326)	(6,087,874)	(17,603)
Annuity benefits	(873)	(350)	(2,579)	(2,288)	-	(5,534)	(6,304)	(83)
Contract maintenance charges (note 2)	-	-	(142)	(358)	(233)	(271)	(638)	-
Contingent deferred sales charges (note 2)	-	-	(633)	(3,816)	(2,562)	(12,547)	(7,118)	(146)
Adjustments to maintain reserves	12	(14)	4,386	2,080	(494)	238	(6,927)	2

Net equity transactions	16,014	50,120	(1,501,760)	(3,144,463)	(975,471)	(5,267,425)	91,042,844	223,415

Net change in contract owners’ equity	26,184	30,035	12,899	(10,591,955)	214,398	(11,890,044)	101,921,846	130,977
Contract owners’ equity beginning of period	30,035	-	8,035,052	18,627,007	6,267,551	18,157,595	130,977	-

Contract owners’ equity end of period	$56,219	30,035	8,047,951	8,035,052	6,481,949	6,267,551	102,052,823	130,977

CHANGES IN UNITS:
Beginning units	5,501	-	726,959	930,932	421,671	672,810	24,053	-
Units purchased	3,378	6,224	17,983	48,722	85,154	153,727	15,151,610	48,886
Units redeemed	(827)	(723)	(158,633)	(252,695)	(154,360)	(404,866)	(2,092,940)	(24,833)

Ending units	8,052	5,501	586,309	726,959	352,465	421,671	13,082,723	24,053

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVNSR1		NVNSR2		NVCRA2		NVCRB2
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(31,173)	(7,144)	(11)	-	(3,206)	9,231	42,214	19,796
Realized gain (loss) on investments	(2,091,723)	(281,569)	1	-	(369,652)	(51,468)	(244,151)	(228,204)
Change in unrealized gain (loss) on investments	3,083,853	(2,564,214)	169	-	886,321	(454,266)	988,580	(369,131)
Reinvested capital gains	-	-	-	-	529	28,153	-	13,371

Net increase (decrease) in contract owners’ equity resulting from operations	960,957	(2,852,927)	159	-	513,992	(468,350)	786,643	(564,168)

Equity transactions:
Purchase payments received from contract owners (note 3)	147,305	123,870	-	-	326,945	42,121	662,845	25,620
Transfers between funds	(2,202,180)	9,759,142	1,534	-	525,761	1,783,924	2,254,009	4,358,746
Redemptions (note 3)	(938,577)	(607,930)	-	-	(289,877)	(64,326)	(753,576)	(784,528)
Annuity benefits	(395)	(85)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,020)	(390)	-	-	(74)	-	(75)	(7)
Contingent deferred sales charges (note 2)	(6,181)	(3,516)	-	-	(222)	(92)	(225)	(18)
Adjustments to maintain reserves	3,889	(123)	2	-	146	625	(109)	(15)

Net equity transactions	(2,997,159)	9,270,968	1,536	-	562,679	1,762,252	2,162,869	3,599,798

Net change in contract owners’ equity	(2,036,202)	6,418,041	1,695	-	1,076,671	1,293,902	2,949,512	3,035,630
Contract owners’ equity beginning of period	6,418,041	-	-	-	1,293,902	-	3,035,630	-

Contract owners’ equity end of period	$4,381,839	6,418,041	1,695	-	2,370,573	1,293,902	5,985,142	3,035,630

CHANGES IN UNITS:
Beginning units	1,045,538	-	-	-	203,409	-	382,103	-
Units purchased	182,907	1,211,311	217	-	243,321	233,367	386,459	514,419
Units redeemed	(682,979)	(165,773)	-	-	(155,209)	(29,958)	(178,623)	(132,316)

Ending units	545,466	1,045,538	217	-	291,521	203,409	589,939	382,103

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$6,189	29,851	77,900	20,672	68,923	39,777	12,827	15,937
Realized gain (loss) on investments	(512,697)	(334,518)	(94,790)	(138,552)	(585,543)	(78,586)	(409,788)	(137,427)
Change in unrealized gain (loss) on investments	1,335,014	(1,142,261)	526,732	(107,989)	2,605,933	(1,059,754)	1,241,673	(593,494)
Reinvested capital gains	-	40,598	11,379	4,461	620	37,784	2,043	25,591

Net increase (decrease) in contract owners’ equity resulting from operations	828,506	(1,406,330)	521,221	(221,408)	2,089,933	(1,060,779)	846,755	(689,393)

Equity transactions:
Purchase payments received from contract owners (note 3)	201,435	2,981	89,458	6,538	1,611,034	96,009	1,293,097	409,472
Transfers between funds	886,720	6,556,923	4,172,111	3,356,206	5,586,811	6,996,482	1,421,546	2,665,798
Redemptions (note 3)	(2,059,944)	(961,052)	(1,199,870)	(530,286)	(1,937,222)	(411,382)	(261,619)	(98,938)
Annuity benefits	-	-	(17,163)	(808)	(48,497)	-	(20,564)	(13,758)
Contract maintenance charges (note 2)	(43)	-	(87)	-	(299)	(4)	(169)	-
Contingent deferred sales charges (note 2)	(6,456)	(19,780)	(5,579)	(4,476)	(7,725)	(2,904)	(368)	(31)
Adjustments to maintain reserves	(122)	(24)	68,962	(31)	(197)	(21)	(90)	47

Net equity transactions	(978,410)	5,579,048	3,107,832	2,827,143	5,203,905	6,678,180	2,431,833	2,962,590

Net change in contract owners’ equity	(149,904)	4,172,718	3,629,053	2,605,735	7,293,838	5,617,401	3,278,588	2,273,197
Contract owners’ equity beginning of period	4,172,718	-	2,605,735	-	5,617,401	-	2,273,197	-

Contract owners’ equity end of period	$4,022,814	4,172,718	6,234,788	2,605,735	12,911,239	5,617,401	5,551,785	2,273,197

CHANGES IN UNITS:
Beginning units	559,727	-	283,337	-	742,815	-	303,444	-
Units purchased	368,003	701,112	617,478	576,210	1,009,155	836,678	374,682	406,456
Units redeemed	(509,342)	(141,385)	(319,619)	(292,873)	(478,949)	(93,863)	(191,069)	(103,012)

Ending units	418,388	559,727	581,196	283,337	1,273,021	742,815	487,057	303,444

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCMC2		NVCBD1		NVCBD2		NVLCP2
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$56,727	22,033	93,347	16,188	5,007	1,313	77,279	5,667
Realized gain (loss) on investments	(115,908)	(86,137)	126,672	(1,745)	3,675	(35)	74,825	(3,604)
Change in unrealized gain (loss) on investments	707,744	(132,838)	10,632	7,278	7,583	1,464	27,689	10,063
Reinvested capital gains	3,640	11,115	33,675	-	3,187	-	71,400	-

Net increase (decrease) in contract owners’ equity resulting from operations	652,203	(185,827)	264,326	21,721	19,452	2,742	251,193	12,126

Equity transactions:
Purchase payments received from contract owners (note 3)	387,857	93,955	101,829	88,959	-	-	19,118	28,467
Transfers between funds	2,538,399	4,129,381	6,628,168	1,123,725	579,089	99,088	3,536,367	521,980
Redemptions (note 3)	(1,132,337)	(310,623)	(914,752)	(72,633)	(30,807)	(1,388)	(383,426)	(10,239)
Annuity benefits	(1,247)	-	(10,261)	(42)	-	-	(5,681)	-
Contract maintenance charges (note 2)	(117)	-	(194)	(2)	-	-	(39)	(8)
Contingent deferred sales charges (note 2)	(12,815)	(2,601)	(1,026)	(95)	(42)	-	(179)	-
Adjustments to maintain reserves	(115)	(35)	(153)	(61)	(40)	4	(35)	(26)

Net equity transactions	1,779,625	3,910,077	5,803,611	1,139,851	548,200	97,704	3,166,125	540,174

Net change in contract owners’ equity	2,431,828	3,724,250	6,067,937	1,161,572	567,652	100,446	3,417,318	552,300
Contract owners’ equity beginning of period	3,724,250	-	1,161,572	-	100,446	-	552,300	-

Contract owners’ equity end of period	$6,156,078	3,724,250	7,229,509	1,161,572	668,098	100,446	3,969,618	552,300

CHANGES IN UNITS:
Beginning units	445,889	-	109,155	-	10,259	-	53,319	-
Units purchased	579,509	553,891	1,182,533	231,014	58,175	10,402	727,470	61,841
Units redeemed	(391,993)	(108,002)	(621,929)	(121,859)	(4,435)	(143)	(436,225)	(8,522)

Ending units	633,405	445,889	669,759	109,155	63,999	10,259	344,564	53,319

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TRF		TRF2		GVGF1		GVGFS
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$329,455	613,571	(5,093)	(8,050)	(5)	93	(3,798)	55,659
Realized gain (loss) on investments	(13,766,520)	(5,725,472)	(41,969)	96,319	(630)	(9,130)	(2,226,308)	(2,965,751)
Change in unrealized gain (loss) on investments	39,345,162	(128,608,817)	196,791	(784,669)	1,717	(780)	3,488,754	(1,559,011)
Reinvested capital gains	-	31,797,048	-	162,491	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,908,097	(101,923,670)	149,729	(533,909)	1,082	(9,817)	1,258,648	(4,469,103)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,027,289	3,540,069	2,545	12,699	-	-	49,757	134,055
Transfers between funds	(3,906,228)	(12,672,352)	92,192	(224,362)	-	(9,584)	(720,768)	1,436,688
Redemptions (note 3)	(19,382,011)	(47,081,039)	(59,751)	(128,530)	(722)	(733)	(763,555)	(1,067,389)
Annuity benefits	(77,505)	(129,008)	-	-	-	(622)	(351)	(512)
Contract maintenance charges (note 2)	(9,736)	(13,512)	-	-	-	(1)	(72)	(95)
Contingent deferred sales charges (note 2)	(40,798)	(111,372)	(358)	(592)	-	-	(2,065)	(4,580)
Adjustments to maintain reserves	(9,969)	(2,709)	(53)	(23)	(1)	156	(410)	(277)

Net equity transactions	(20,398,958)	(56,469,923)	34,575	(340,808)	(723)	(10,784)	(1,437,464)	497,890

Net change in contract owners’ equity	5,509,139	(158,393,593)	184,304	(874,717)	359	(20,601)	(178,816)	(3,971,213)
Contract owners’ equity beginning of period	123,108,599	281,502,192	671,229	1,545,946	3,353	23,954	4,512,506	8,483,719

Contract owners’ equity end of period	$128,617,738	123,108,599	855,533	671,229	3,712	3,353	4,333,690	4,512,506

CHANGES IN UNITS:
Beginning units	13,778,445	18,302,786	87,219	115,811	346	1,311	450,548	451,291
Units purchased	949,645	1,718,150	15,800	6,058	-	14	210,482	379,712
Units redeemed	(3,216,433)	(6,242,491)	(12,786)	(34,650)	(52)	(979)	(329,434)	(380,455)

Ending units	11,511,657	13,778,445	90,233	87,219	294	346	331,596	450,548

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GBF		GBF2		CAF		GVGH1
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$7,729,164	13,270,758	149,087	281,844	(134,438)	(326,381)	(597)	(816)
Realized gain (loss) on investments	2,882,260	(10,112,446)	(139,562)	(183,711)	1,006,038	4,992,200	(3,992)	(1,693)
Change in unrealized gain (loss) on investments	(10,019,570)	23,038,265	(110,847)	607,927	6,655,242	(24,154,144)	14,445	(30,347)
Reinvested capital gains	4,461,069	-	155,671	-	-	-	-	6,628

Net increase (decrease) in contract owners’ equity resulting from operations	5,052,923	26,196,577	54,349	706,060	7,526,842	(19,488,325)	9,856	(26,228)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,878,536	6,643,730	193,855	121,508	1,969,591	1,077,848	(28)	1
Transfers between funds	(33,027,493)	37,311,877	(674,907)	565,676	(127,600)	(4,798,461)	(7,613)	(2,247)
Redemptions (note 3)	(80,250,764)	(109,713,299)	(2,014,478)	(2,316,691)	(5,899,400)	(9,192,983)	(1,857)	(2,710)
Annuity benefits	(228,905)	(264,288)	(55,880)	(686)	(5,782)	(8,487)	(1,598)	(3,748)
Contract maintenance charges (note 2)	(7,141)	(7,448)	-	-	(3,200)	(4,500)	-	-
Contingent deferred sales charges (note 2)	(188,318)	(351,007)	(12,578)	(38,086)	(6,233)	(15,315)	-	-
Adjustments to maintain reserves	(8,301)	12,943	(7,454)	2,388	(20,567)	(8,596)	456	587

Net equity transactions	(107,832,386)	(66,367,492)	(2,571,442)	(1,665,891)	(4,093,191)	(12,950,494)	(10,640)	(8,117)

Net change in contract owners’ equity	(102,779,463)	(40,170,915)	(2,517,093)	(959,831)	3,433,651	(32,438,819)	(784)	(34,345)
Contract owners’ equity beginning of period	404,411,299	444,582,214	13,049,848	14,009,679	26,318,620	58,757,439	67,510	101,855

Contract owners’ equity end of period	$301,631,836	404,411,299	10,532,755	13,049,848	29,752,271	26,318,620	66,726	67,510

CHANGES IN UNITS:
Beginning units	25,449,213	29,988,338	1,063,595	1,206,275	4,801,429	6,528,710	6,333	7,058
Units purchased	4,886,085	18,610,507	70,196	179,772	670,273	511,820	60	57
Units redeemed	(11,764,185)	(23,149,632)	(280,715)	(322,452)	(1,377,714)	(2,239,101)	(1,072)	(782)

Ending units	18,571,113	25,449,213	853,076	1,063,595	4,093,988	4,801,429	5,321	6,333

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVGHS		GVIX8		GVIDA		NVDBL2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(119,380)	(208,174)	40,228	23,854	(101,730)	511,572	7,688	-
Realized gain (loss) on investments	(4,891,975)	(1,893,569)	(499,950)	(389,483)	(5,708,040)	505,714	411	-
Change in unrealized gain (loss) on investments	6,261,895	(8,382,914)	1,085,420	(1,366,068)	14,175,669	(42,076,090)	33,357	-
Reinvested capital gains	-	2,019,789	-	4,434	2,648,715	11,308,647	10,743	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,250,540	(8,464,868)	625,698	(1,727,263)	11,014,614	(29,750,157)	52,199	-

Equity transactions:
Purchase payments received from contract owners (note 3)	161,972	369,717	50,672	87,993	1,718,914	3,017,999	27,200	-
Transfers between funds	(4,063,238)	8,491,414	765,939	(460,922)	(3,348,295)	(887,139)	1,429,039	-
Redemptions (note 3)	(2,018,199)	(3,980,114)	(189,841)	(341,479)	(4,800,538)	(7,765,735)	(3,515)	-
Annuity benefits	(2,381)	(2,792)	(1,762)	(176)	(58,595)	(85,442)	(92)	-
Contract maintenance charges (note 2)	(556)	(545)	(130)	(146)	(8,358)	(9,126)	-	-
Contingent deferred sales charges (note 2)	(8,782)	(16,183)	(979)	(705)	(43,507)	(85,098)	-	-
Adjustments to maintain reserves	(460)	(33)	(145)	(135)	(916)	3,054	(7)	-

Net equity transactions	(5,931,644)	4,861,464	623,754	(715,570)	(6,541,295)	(5,811,487)	1,452,625	-

Net change in contract owners’ equity	(4,681,104)	(3,603,404)	1,249,452	(2,442,833)	4,473,319	(35,561,644)	1,504,824	-
Contract owners’ equity beginning of period	18,108,636	21,712,040	1,825,010	4,267,843	47,467,845	83,029,489	-	-

Contract owners’ equity end of period	$13,427,532	18,108,636	3,074,462	1,825,010	51,941,164	47,467,845	1,504,824	-

CHANGES IN UNITS:
Beginning units	1,656,216	1,469,574	274,031	362,329	4,774,409	5,211,450	-	-
Units purchased	517,957	1,722,730	222,842	91,675	809,695	1,040,476	151,707	-
Units redeemed	(1,133,372)	(1,536,088)	(133,935)	(179,973)	(1,427,025)	(1,477,517)	(23,748)	-

Ending units	1,040,801	1,656,216	362,938	274,031	4,157,079	4,774,409	127,959	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVDCA2		GVIDC		GVIDM		GVDMA

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$5,318	-	438,883	1,714,574	796,940	5,388,784	(10,638)	2,302,823
Realized gain (loss) on investments	9,014	-	(2,079,314)	(1,339,883)	(12,417,527)	12,860,403	(8,221,910)	3,634,722
Change in unrealized gain (loss) on investments	35,288	-	6,448,554	(7,859,323)	54,473,664	(148,588,049)	31,899,916	(104,551,058)
Reinvested capital gains	3,978	-	338,752	1,441,673	6,890,545	30,882,603	6,127,577	21,025,917

Net increase (decrease) in contract owners’ equity resulting from operations	53,598	-	5,146,875	(6,042,959)	49,743,622	(99,456,259)	29,794,945	(77,587,596)

Equity transactions:
Purchase payments received from contract owners (note 3)	19,579	-	909,838	1,546,476	7,574,577	7,749,460	3,992,577	6,663,815
Transfers between funds	829,455	-	3,438,277	15,280,115	33,576,689	(15,889,069)	(6,673,971)	(14,405,202)
Redemptions (note 3)	(137,898)	-	(17,890,855)	(25,747,582)	(51,636,339)	(72,499,634)	(21,146,166)	(33,319,375)
Annuity benefits	(626)	-	(107,081)	(99,079)	(560,852)	(689,259)	(312,574)	(381,450)
Contract maintenance charges (note 2)	-	-	(1,453)	(1,544)	(14,619)	(15,824)	(18,082)	(19,439)
Contingent deferred sales charges (note 2)	(436)	-	(44,090)	(131,805)	(220,931)	(461,597)	(102,831)	(228,642)
Adjustments to maintain reserves	(7)	-	2,065	2,997	299,532	33,230	(3,794)	28,353

Net equity transactions	710,067	-	(13,693,299)	(9,150,422)	(10,981,943)	(81,772,693)	(24,264,841)	(41,661,940)

Net change in contract owners’ equity	763,665	-	(8,546,424)	(15,193,381)	38,761,679	(181,228,952)	5,530,104	(119,249,536)
Contract owners’ equity beginning of period	-	-	71,902,802	87,096,183	277,508,854	458,737,806	148,533,275	267,782,811

Contract owners’ equity end of period	$763,665	-	63,356,378	71,902,802	316,270,533	277,508,854	154,063,379	148,533,275

CHANGES IN UNITS:
Beginning units	-	-	6,279,027	7,077,704	25,414,593	32,085,878	14,184,832	17,437,628
Units purchased	73,997	-	2,162,702	3,080,477	9,343,606	4,782,363	1,844,241	1,956,800
Units redeemed	(12,468)	-	(3,332,078)	(3,879,154)	(10,177,698)	(11,453,648)	(4,095,955)	(5,209,596)

Ending units	61,529	-	5,109,651	6,279,027	24,580,501	25,414,593	11,933,118	14,184,832

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVDMC		GVUS1		GVUSL		MCIF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$485,910	2,485,863	(1)	(15)	(16,986)	(45,233)	(214,565)	84,231
Realized gain (loss) on investments	(5,159,593)	(896,174)	(1,415)	(51)	(2,145,245)	(1,391,206)	(5,066,068)	14,902,227
Change in unrealized gain (loss) on investments	15,166,898	(32,033,958)	1,719	(1,874)	3,736,000	(5,588,713)	34,901,409	(100,060,596)
Reinvested capital gains	1,566,703	6,807,757	-	-	-	-	3,360,831	11,002,002

Net increase (decrease) in contract owners’ equity resulting from operations	12,059,918	(23,636,512)	303	(1,940)	1,573,769	(7,025,152)	32,981,607	(74,072,136)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,767,196	2,038,323	3	-	144,864	276,990	2,425,750	3,468,920
Transfers between funds	(5,429,253)	7,947,491	(2,048)	-	(856,503)	(1,026,692)	(6,339,940)	(15,350,884)
Redemptions (note 3)	(18,570,063)	(33,688,115)	-	-	(832,822)	(1,879,117)	(18,602,115)	(35,214,838)
Annuity benefits	(149,038)	(184,388)	(115)	(330)	-	-	(59,571)	(86,336)
Contract maintenance charges (note 2)	(4,169)	(4,498)	-	-	(182)	(257)	(3,478)	(4,698)
Contingent deferred sales charges (note 2)	(64,170)	(150,061)	-	-	(2,347)	(6,741)	(44,499)	(142,362)
Adjustments to maintain reserves	(1,448)	15,669	27	65	(371)	(311)	(2,995)	10,840

Net equity transactions	(22,450,945)	(24,025,579)	(2,133)	(265)	(1,547,361)	(2,636,128)	(22,626,848)	(47,319,358)

Net change in contract owners’ equity	(10,391,027)	(47,662,091)	(1,830)	(2,205)	26,408	(9,661,280)	10,354,759	(121,391,494)
Contract owners’ equity beginning of period	110,814,884	158,476,975	1,830	4,035	6,047,515	15,708,795	111,113,429	232,504,923

Contract owners’ equity end of period	$100,423,857	110,814,884	-	1,830	6,073,923	6,047,515	121,468,188	111,113,429

CHANGES IN UNITS:
Beginning units	9,861,417	11,879,449	221	241	663,781	854,701	7,039,039	9,280,128
Units purchased	1,604,697	2,881,262	1	5	111,763	237,388	914,484	1,723,974
Units redeemed	(3,616,337)	(4,899,294)	(222)	(25)	(272,219)	(428,308)	(2,292,012)	(3,965,063)

Ending units	7,849,777	9,861,417	-	221	503,325	663,781	5,661,511	7,039,039

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SAM		NVMIG1		NVMIG3		GVDIV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(5,902,070)	5,573,010	(8)	-	(72,282)	(24,109)	14	9
Realized gain (loss) on investments	-	-	-	-	(564,526)	(268,299)	(152)	(18)
Change in unrealized gain (loss) on investments	-	-	89	-	10,682,185	(1,837,325)	742	(2,656)
Reinvested capital gains	-	-	-	-	-	-	-	533

Net increase (decrease) in contract owners’ equity resulting from operations	(5,902,070)	5,573,010	81	-	10,045,377	(2,129,733)	604	(2,132)

Equity transactions:
Purchase payments received from contract owners (note 3)	45,261,229	70,660,488	-	-	377,466	127,342	-	-
Transfers between funds	(10,457,895)	415,058,690	10,877	-	65,275,959	6,501,523	-	-
Redemptions (note 3)	(318,490,773)	(409,810,201)	-	-	(5,072,674)	(624,787)	-	-
Annuity benefits	(491,537)	(479,707)	-	-	(4,426)	-	(197)	(287)
Contract maintenance charges (note 2)	(7,180)	(6,947)	-	-	(1,352)	(410)	-	-
Contingent deferred sales charges (note 2)	(544,656)	(982,223)	-	-	(8,182)	(4,364)	-	-
Adjustments to maintain reserves	(41,971)	(45,671)	-	-	1,000	(106)	10	16

Net equity transactions	(284,772,783)	74,394,429	10,877	-	60,567,791	5,999,198	(187)	(271)

Net change in contract owners’ equity	(290,674,853)	79,967,439	10,958	-	70,613,168	3,869,465	417	(2,403)
Contract owners’ equity beginning of period	687,914,104	607,946,665	-	-	3,869,465	-	2,301	4,704

Contract owners’ equity end of period	$397,239,251	687,914,104	10,958	-	74,482,633	3,869,465	2,718	2,301

CHANGES IN UNITS:
Beginning units	55,065,021	49,223,324	-	-	634,973	-	249	269
Units purchased	28,887,352	74,269,601	813	-	9,754,515	818,455	-	1
Units redeemed	(51,970,807)	(68,427,904)	-	-	(1,366,799)	(183,482)	(19)	(21)

Ending units	31,981,566	55,065,021	813	-	9,022,689	634,973	230	249

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVDIV3		GVDIV6		NVMLG1		NVMLG2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$163,276	226,800	1,565	(616)	(10,587)	(237)	(5,212)	(99)
Realized gain (loss) on investments	(9,583,270)	(3,080,214)	(288,045)	(175,870)	117,088	(17,843)	9,185	(4,634)
Change in unrealized gain (loss) on investments	13,736,670	(25,270,935)	482,139	(974,686)	1,119,818	(13,723)	121,142	-
Reinvested capital gains	-	5,465,241	-	229,075	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,316,676	(22,659,108)	195,659	(922,097)	1,226,319	(31,803)	125,115	(4,733)

Equity transactions:
Purchase payments received from contract owners (note 3)	209,599	868,292	7,986	18,409	133,609	-	7,640	-
Transfers between funds	(5,313,468)	(12,352,820)	(76,757)	(240,699)	8,373,034	88,561	1,016,495	4,733
Redemptions (note 3)	(2,665,546)	(6,981,776)	(60,744)	(114,715)	(625,133)	(663)	(47,310)	-
Annuity benefits	-	(110)	(11,256)	(20,373)	(3,668)	-	-	-
Contract maintenance charges (note 2)	(979)	(1,344)	-	(1)	(375)	(2)	-	-
Contingent deferred sales charges (note 2)	(7,023)	(26,511)	(415)	(1,656)	(3,771)	-	(452)	-
Adjustments to maintain reserves	(4,427)	(461)	(30)	938	(230)	(6)	(178)	-

Net equity transactions	(7,781,844)	(18,494,730)	(141,216)	(358,097)	7,873,466	87,890	976,195	4,733

Net change in contract owners’ equity	(3,465,168)	(41,153,838)	54,443	(1,280,194)	9,099,785	56,087	1,101,310	-
Contract owners’ equity beginning of period	21,040,830	62,194,668	871,951	2,152,145	56,087	-	-	-

Contract owners’ equity end of period	$17,575,662	21,040,830	926,394	871,951	9,155,872	56,087	1,101,310	-

CHANGES IN UNITS:
Beginning units	1,767,075	2,772,176	78,668	106,356	8,873	-	-	-
Units purchased	206,674	311,544	10,201	12,265	1,296,479	23,259	147,615	1,186
Units redeemed	(823,115)	(1,316,645)	(21,567)	(39,953)	(189,143)	(14,386)	(9,567)	(1,186)

Ending units	1,150,634	1,767,075	67,302	78,668	1,116,209	8,873	138,048	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVMLV2		NVMMG1		NVMMG2		NVMMV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(7,222)	(119)	(551,450)	(11,131)	(35,244)	(2)	11,971	7,945
Realized gain (loss) on investments	176,869	(35,696)	956,178	(101,311)	54,026	(556)	(309,902)	(139,672)
Change in unrealized gain (loss) on investments	479,467	3,666	14,618,887	(807,276)	840,857	-	9,580,160	(1,196,502)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	649,114	(32,149)	15,023,615	(919,718)	859,639	(558)	9,282,229	(1,328,229)

Equity transactions:
Purchase payments received from contract owners (note 3)	56,414	5,031	749,257	48,850	(179,166)	-	640,896	104,988
Transfers between funds	5,007,591	121,779	98,434,637	2,709,603	6,974,862	558	74,469,147	4,822,680
Redemptions (note 3)	(301,422)	(692)	(8,122,814)	(294,017)	(311,969)	-	(6,047,743)	(520,932)
Annuity benefits	(4,392)	(168)	(29,805)	-	-	-	(6,144)	(174)
Contract maintenance charges (note 2)	(14)	(3)	(6,880)	(150)	-	-	(959)	(330)
Contingent deferred sales charges (note 2)	(414)	-	(19,255)	(1,735)	-	-	(12,899)	(3,355)
Adjustments to maintain reserves	(481)	11	182,396	(7,039)	202,264	-	(17,051)	(3,701)

Net equity transactions	4,757,282	125,958	91,187,536	2,455,512	6,685,991	558	69,025,247	4,399,176

Net change in contract owners’ equity	5,406,396	93,809	106,211,151	1,535,794	7,545,630	-	78,307,476	3,070,947
Contract owners’ equity beginning of period	93,809	-	1,535,794	-	-	-	3,070,947	-

Contract owners’ equity end of period	$5,500,205	93,809	107,746,945	1,535,794	7,545,630	-	81,378,423	3,070,947

CHANGES IN UNITS:
Beginning units	14,426	-	246,427	-	-	-	457,440	-
Units purchased	988,782	63,622	15,743,231	325,886	1,080,778	289	10,720,008	595,091
Units redeemed	(332,021)	(49,196)	(2,346,358)	(79,459)	(110,581)	(289)	(1,790,005)	(137,651)

Ending units	671,187	14,426	13,643,300	246,427	970,197	-	9,387,443	457,440

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCGF		SCGF2		SCVF		SCVF2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(300,305)	(533,312)	(9,891)	(16,612)	(616,864)	(196,574)	(15,781)	(19,169)
Realized gain (loss) on investments	(9,436,388)	(2,558,971)	(50,848)	15,159	(23,805,570)	(17,202,333)	(271,750)	(241,558)
Change in unrealized gain (loss) on investments	15,353,901	(26,358,149)	175,458	(576,941)	48,274,125	(50,701,638)	545,360	(513,903)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,617,208	(29,450,432)	114,719	(578,394)	23,851,691	(68,100,545)	257,829	(774,630)

Equity transactions:
Purchase payments received from contract owners (note 3)	542,505	1,121,549	10,502	7,539	2,547,344	3,915,778	8,482	28,960
Transfers between funds	(748,929)	(1,183,865)	(23,356)	(13,401)	(6,924,056)	(21,006,553)	(49,723)	(348,107)
Redemptions (note 3)	(4,659,719)	(8,756,903)	(95,335)	(68,078)	(19,846,277)	(39,200,117)	(187,795)	(235,995)
Annuity benefits	(7,580)	(10,106)	(23)	(33)	(38,527)	(58,114)	(65)	(83)
Contract maintenance charges (note 2)	(1,075)	(1,387)	-	-	(3,576)	(5,797)	-	-
Contingent deferred sales charges (note 2)	(14,531)	(29,994)	(921)	(261)	(55,664)	(184,216)	(1,409)	(3,074)
Adjustments to maintain reserves	(978)	3,642	(42)	278	10,761	2,445	(88)	674

Net equity transactions	(4,890,307)	(8,857,064)	(109,175)	(73,956)	(24,309,995)	(56,536,574)	(230,598)	(557,625)

Net change in contract owners’ equity	726,901	(38,307,496)	5,544	(652,350)	(458,304)	(124,637,119)	27,231	(1,332,255)
Contract owners’ equity beginning of period	27,102,412	65,409,908	589,059	1,241,409	121,000,019	245,637,138	1,309,314	2,641,569

Contract owners’ equity end of period	$27,829,313	27,102,412	594,603	589,059	120,541,715	121,000,019	1,336,545	1,309,314

CHANGES IN UNITS:
Beginning units	2,959,328	3,798,082	93,131	103,133	6,639,101	9,022,810	148,938	199,657
Units purchased	1,220,209	1,049,574	6,620	13,924	844,761	1,604,289	9,550	12,140
Units redeemed	(1,773,743)	(1,888,328)	(24,418)	(23,926)	(2,184,773)	(3,987,998)	(35,438)	(62,859)

Ending units	2,405,794	2,959,328	75,333	93,131	5,299,089	6,639,101	123,050	148,938

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCF		SCF2		MSBF		NVSTB2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(972,767)	(662,975)	(44,888)	(47,414)	6,530,047	6,018,270	151,754	16,944
Realized gain (loss) on investments	(26,582,315)	(3,341,197)	(382,040)	49,954	(10,117,568)	(6,030,653)	198,733	(12,203)
Change in unrealized gain (loss) on investments	60,450,689	(117,677,945)	1,181,110	(2,584,170)	19,485,737	(23,892,052)	(86,287)	(18,277)
Reinvested capital gains	-	37,116,005	-	805,965	-	2,448,871	71,628	-

Net increase (decrease) in contract owners’ equity resulting from operations	32,895,607	(84,566,112)	754,182	(1,775,665)	15,898,216	(21,455,564)	335,828	(13,536)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,318,107	4,038,550	22,966	11,177	1,057,996	1,411,075	395,396	41,397
Transfers between funds	(8,103,761)	(20,372,795)	(31,923)	(83,360)	4,321,755	(15,083,844)	21,650,019	2,353,741
Redemptions (note 3)	(18,951,199)	(35,541,255)	(421,203)	(366,757)	(14,469,332)	(24,988,574)	(2,581,989)	(321,358)
Annuity benefits	(48,346)	(75,743)	-	-	(37,430)	(47,939)	(6,115)	-
Contract maintenance charges (note 2)	(3,619)	(5,421)	-	-	(890)	(1,056)	(72)	(4)
Contingent deferred sales charges (note 2)	(36,717)	(114,889)	(1,164)	(5,100)	(24,276)	(78,247)	(5,266)	(1,490)
Adjustments to maintain reserves	(1,697)	21,566	(77)	(138)	(4,052)	5,811	(2,095)	(36)

Net equity transactions	(24,827,232)	(52,049,987)	(431,401)	(444,178)	(9,156,229)	(38,782,774)	19,449,878	2,072,250

Net change in contract owners’ equity	8,068,375	(136,616,099)	322,781	(2,219,843)	6,741,987	(60,238,338)	19,785,706	2,058,714
Contract owners’ equity beginning of period	117,981,792	254,597,891	2,575,248	4,795,091	74,335,108	134,573,446	2,058,714	-

Contract owners’ equity end of period	$126,050,167	117,981,792	2,898,029	2,575,248	81,077,095	74,335,108	21,844,420	2,058,714

CHANGES IN UNITS:
Beginning units	7,666,352	10,099,992	281,038	316,449	6,067,116	9,025,394	208,273	-
Units purchased	837,288	1,249,698	18,552	16,818	3,305,125	2,293,675	3,219,165	302,300
Units redeemed	(2,358,523)	(3,683,338)	(59,799)	(52,229)	(3,989,540)	(5,251,953)	(1,391,843)	(94,027)

Ending units	6,145,117	7,666,352	239,791	281,038	5,382,701	6,067,116	2,035,595	208,273

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GGTC		GGTC3		GVUG1		GVUGL
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(8,699)	(13,920)	(82,737)	(91,472)	(3,867)	(6,268)	(91,617)	(174,889)
Realized gain (loss) on investments	(89,116)	(19,896)	(2,469,685)	(819,546)	(91,588)	(9,225)	(1,460,729)	(788,766)
Change in unrealized gain (loss) on investments	435,935	(949,061)	5,596,497	(5,579,673)	143,606	(291,285)	3,173,287	(8,476,873)
Reinvested capital gains	-	174,368	-	992,395	-	86,636	-	2,532,001

Net increase (decrease) in contract owners’ equity resulting from operations	338,120	(808,509)	3,044,075	(5,498,296)	48,151	(220,142)	1,620,941	(6,908,527)

Equity transactions:
Purchase payments received from contract owners (note 3)	14,522	10,202	133,417	321,377	2,153	72,552	115,559	347,857
Transfers between funds	(7,149)	(62,178)	5,686,652	(7,465,381)	(85,265)	1,031	(531,914)	(2,951,606)
Redemptions (note 3)	(134,738)	(227,560)	(1,053,719)	(1,396,775)	(17,701)	(14,490)	(1,078,097)	(2,245,854)
Annuity benefits	-	-	-	(153)	(12,725)	(28,780)	-	-
Contract maintenance charges (note 2)	(93)	(144)	(400)	(367)	-	(7)	(283)	(293)
Contingent deferred sales charges (note 2)	(218)	(414)	(3,539)	(5,810)	(46)	-	(3,862)	(10,226)
Adjustments to maintain reserves	(1,086)	(37)	(537)	(294)	2,075	1,857	(446)	(263)

Net equity transactions	(128,762)	(280,131)	4,761,874	(8,547,403)	(111,509)	32,163	(1,499,043)	(4,860,385)

Net change in contract owners’ equity	209,358	(1,088,640)	7,805,949	(14,045,699)	(63,358)	(187,979)	121,898	(11,768,912)
Contract owners’ equity beginning of period	749,717	1,838,357	3,896,191	17,941,890	303,734	491,713	7,732,189	19,501,101

Contract owners’ equity end of period	$959,075	749,717	11,702,140	3,896,191	240,376	303,734	7,854,087	7,732,189

CHANGES IN UNITS:
Beginning units	374,006	455,623	530,725	1,242,540	32,147	29,414	806,416	1,182,851
Units purchased	49,478	72,871	1,053,538	225,809	509	5,893	133,367	416,266
Units redeemed	(104,837)	(154,488)	(530,258)	(937,624)	(11,284)	(3,160)	(282,152)	(792,701)

Ending units	318,647	374,006	1,054,005	530,725	21,372	32,147	657,631	806,416

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVOLG1		NVOLG2		NVTIV3		EIF
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,438)	-	(54)	-	(10,213)	-	(9,310)	373,720
Realized gain (loss) on investments	5,055	-	1	-	96,170	-	(11,417,909)	(7,029,917)
Change in unrealized gain (loss) on investments	49,810	-	532	-	925,808	-	17,755,765	(15,913,348)
Reinvested capital gains	24,039	-	210	-	9,524	-	-	645,408

Net increase (decrease) in contract owners’ equity resulting from operations	77,466	-	689	-	1,021,289	-	6,328,546	(21,924,137)

Equity transactions:
Purchase payments received from contract owners (note 3)	36,434	-	-	-	148,858	-	633,988	1,413,030
Transfers between funds	1,381,379	-	11,961	-	5,012,489	-	(3,866,340)	(7,031,518)
Redemptions (note 3)	(19,805)	-	-	-	(325,490)	-	(5,409,728)	(10,503,652)
Annuity benefits	(2,192)	-	-	-	-	-	(33,553)	(49,757)
Contract maintenance charges (note 2)	-	-	-	-	(446)	-	(1,525)	(2,041)
Contingent deferred sales charges (note 2)	(30)	-	-	-	(2,487)	-	(13,075)	(35,917)
Adjustments to maintain reserves	23	-	(1)	-	(96)	-	3,662	(78,676)

Net equity transactions	1,395,809	-	11,960	-	4,832,828	-	(8,686,571)	(16,288,531)

Net change in contract owners’ equity	1,473,275	-	12,649	-	5,854,117	-	(2,358,025)	(38,212,668)
Contract owners’ equity beginning of period	-	-	-	-	-	-	32,513,613	70,726,281

Contract owners’ equity end of period	$1,473,275	-	12,649	-	5,854,117	-	30,155,588	32,513,613

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	3,874,794	5,253,145
Units purchased	109,948	-	983	-	520,692	-	1,223,671	2,740,936
Units redeemed	(6,698)	-	-	-	(68,229)	-	(2,292,776)	(4,119,287)

Ending units	103,250	-	983	-	452,463	-	2,805,689	3,874,794

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVRE1		AMTB		PMVFAD		PMVLAD

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$387,712	20,889	1,945,679	1,150,829	2,940	-	71,650	-
Realized gain (loss) on investments	406,496	(124,257)	(2,370,986)	(837,383)	17,171	-	53,928	-
Change in unrealized gain (loss) on investments	14,255,390	(226,268)	3,884,748	(6,412,462)	(144,552)	-	(476,075)	-
Reinvested capital gains	317,124	-	-	-	52,958	-	752,997	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,366,722	(329,636)	3,459,441	(6,099,016)	(71,483)	-	402,500	-

Equity transactions:
Purchase payments received from contract owners (note 3)	845,889	10,724	759,366	1,145,069	191,525	-	384,387	-
Transfers between funds	87,805,724	1,283,244	1,640,479	(8,253,610)	3,828,542	-	18,223,964	-
Redemptions (note 3)	(5,252,274)	(87,149)	(5,386,545)	(10,823,914)	(71,188)	-	(1,136,626)	-
Annuity benefits	(17,314)	(77)	(31,941)	(39,774)	-	-	(897)	-
Contract maintenance charges (note 2)	(1,186)	(3)	(978)	(1,163)	(3)	-	(159)	-
Contingent deferred sales charges (note 2)	(12,920)	(1,610)	(15,287)	(27,783)	-	-	(2,269)	-
Adjustments to maintain reserves	(15,158)	(103)	(2,584)	1,041	(552)	-	(2,127)	-

Net equity transactions	83,352,761	1,205,026	(3,037,490)	(18,000,134)	3,948,324	-	17,466,273	-

Net change in contract owners’ equity	98,719,483	875,390	421,951	(24,099,150)	3,876,841	-	17,868,773	-
Contract owners’ equity beginning of period	875,390	-	29,122,245	53,221,395	-	-	-	-

Contract owners’ equity end of period	$99,594,873	875,390	29,544,196	29,122,245	3,876,841	-	17,868,773	-

CHANGES IN UNITS:
Beginning units	155,589	-	3,139,734	4,927,107	-	-	-	-
Units purchased	16,533,236	263,541	1,798,215	2,400,115	402,169	-	1,925,296	-
Units redeemed	(3,036,825)	(107,952)	(2,093,813)	(4,187,488)	(46,110)	-	(302,866)	-

Ending units	13,652,000	155,589	2,844,136	3,139,734	356,059	-	1,622,430	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AVB		AVBV2		AVCA		AVCA2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$11,247	13,761	(45,701)	(76,813)	(473)	(1,795)	(15,357)	(26,594)
Realized gain (loss) on investments	(35,375)	25,860	(2,494,621)	(505,362)	(3,163)	3,079	(653,222)	(35,588)
Change in unrealized gain (loss) on investments	84,838	(244,254)	4,135,944	(4,720,063)	18,958	(78,127)	847,275	(806,991)
Reinvested capital gains	-	-	-	1,178,385	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	60,710	(204,633)	1,595,622	(4,123,853)	15,322	(76,843)	178,696	(869,173)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,436	3,722	39,197	65,847	809	1,824	29,481	28,648
Transfers between funds	64,468	(24,676)	(4,727,337)	(160,799)	2,984	(18,051)	49,890	281,795
Redemptions (note 3)	(81,231)	(63,985)	(589,656)	(811,752)	(2,691)	(11,799)	(115,412)	(395,515)
Annuity benefits	-	-	(7,864)	(18,850)	-	-	(6,353)	(10,188)
Contract maintenance charges (note 2)	-	-	(16)	(35)	-	-	(12)	(11)
Contingent deferred sales charges (note 2)	(143)	(37)	(3,631)	(5,607)	-	(297)	(133)	(1,332)
Adjustments to maintain reserves	(33)	(32)	1,550	722	18	(14)	(102)	(101)

Net equity transactions	(15,503)	(85,008)	(5,287,757)	(930,474)	1,120	(28,337)	(42,641)	(96,704)

Net change in contract owners’ equity	45,207	(289,641)	(3,692,135)	(5,054,327)	16,442	(105,180)	136,055	(965,877)
Contract owners’ equity beginning of period	302,629	592,270	3,773,176	8,827,503	85,201	190,381	1,089,134	2,055,011

Contract owners’ equity end of period	$347,836	302,629	81,041	3,773,176	101,643	85,201	1,225,189	1,089,134

CHANGES IN UNITS:
Beginning units	43,568	51,932	642,858	689,206	11,674	14,793	153,590	161,870
Units purchased	9,801	4,343	1,589,336	506,128	1,547	564	310,558	72,713
Units redeemed	(15,638)	(12,707)	(2,223,572)	(552,476)	(1,551)	(3,683)	(316,598)	(80,993)

Ending units	37,731	43,568	8,622	642,858	11,670	11,674	147,550	153,590

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AVCD2		AVGI		AVCE2		IVHS
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(18,555)	(30,464)	3,062	1,749	(4,892)	4,059	(640)	(773)
Realized gain (loss) on investments	(1,059,596)	(769,547)	(15,695)	7,638	(130,015)	5,077	(15,792)	3,142
Change in unrealized gain (loss) on investments	1,561,643	(916,556)	96,347	(179,854)	378,687	(523,309)	37,517	(43,543)
Reinvested capital gains	-	274,055	-	-	-	-	-	20,469

Net increase (decrease) in contract owners’ equity resulting from operations	483,492	(1,442,512)	83,714	(170,467)	243,780	(514,173)	21,085	(20,705)

Equity transactions:
Purchase payments received from contract owners (note 3)	18,343	26,961	932	1,761	46,151	10,252	47,700	24,077
Transfers between funds	375,153	(903,208)	159,540	13,331	(22,976)	260,202	1,223	21,980
Redemptions (note 3)	(252,991)	(604,173)	(47,950)	(171,051)	(416,537)	(195,178)	(31,969)	(18,183)
Annuity benefits	(5,588)	(9,283)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(37)	(45)	-	-	-	-	-	(30)
Contingent deferred sales charges (note 2)	(809)	(4,106)	(444)	(302)	(701)	(1,656)	(143)	(61)
Adjustments to maintain reserves	(61)	121	(35)	(9)	(27)	(13)	(35)	13

Net equity transactions	134,010	(1,493,733)	112,043	(156,270)	(394,090)	73,607	16,776	27,796

Net change in contract owners’ equity	617,502	(2,936,245)	195,757	(326,737)	(150,310)	(440,566)	37,861	7,091
Contract owners’ equity beginning of period	1,276,278	4,212,523	301,847	628,584	1,255,694	1,696,260	79,955	72,864

Contract owners’ equity end of period	$1,893,780	1,276,278	497,604	301,847	1,105,384	1,255,694	117,816	79,955

CHANGES IN UNITS:
Beginning units	194,563	344,231	31,402	45,118	161,347	148,885	9,622	6,191
Units purchased	152,938	82,765	31,214	1,257	31,251	39,735	4,846	6,812
Units redeemed	(138,625)	(232,433)	(21,600)	(14,973)	(79,496)	(27,273)	(3,233)	(3,381)

Ending units	208,876	194,563	41,016	31,402	113,102	161,347	11,235	9,622

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	IVRE		AVLCG		ALVGIB		ALVPGB
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(2,797)	14,469	(1,630)	(5,607)	26,461	(1,071)	(30,964)	(43,769)
Realized gain (loss) on investments	(99,902)	(90,881)	(83,289)	12,899	(146,518)	(96,205)	(15,601)	122,960
Change in unrealized gain (loss) on investments	183,658	(126,275)	105,784	(210,842)	378,153	(1,648,837)	552,953	(1,292,206)
Reinvested capital gains	-	28,017	-	-	-	449,753	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	80,959	(174,670)	20,865	(203,550)	258,096	(1,296,360)	506,388	(1,213,015)

Equity transactions:
Purchase payments received from contract owners (note 3)	53,079	50,179	1,838	3,788	9,203	25,292	6,637	23,795
Transfers between funds	57,318	(86,469)	(260,904)	(1,012)	(21,351)	(164,505)	42,661	(164,093)
Redemptions (note 3)	(92,839)	(71,123)	(75,750)	(26,703)	(146,232)	(376,657)	(178,233)	(243,246)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(126)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(504)	(451)	-	(1)	(734)	(5,488)	(1,276)	(930)
Adjustments to maintain reserves	129	(174)	5	(52)	(85)	157	(45)	(48)

Net equity transactions	17,183	(108,164)	(334,811)	(23,980)	(159,199)	(521,201)	(130,256)	(384,522)

Net change in contract owners’ equity	98,142	(282,834)	(313,946)	(227,530)	98,897	(1,817,561)	376,132	(1,597,537)
Contract owners’ equity beginning of period	212,007	494,841	313,946	541,476	1,537,862	3,355,423	1,635,999	3,233,536

Contract owners’ equity end of period	$310,149	212,007	-	313,946	1,636,759	1,537,862	2,012,131	1,635,999

CHANGES IN UNITS:
Beginning units	32,265	41,195	44,214	46,389	193,493	246,507	224,033	261,646
Units purchased	16,035	19,258	291	6,852	7,220	7,022	19,043	15,224
Units redeemed	(12,033)	(28,188)	(44,505)	(9,027)	(26,398)	(60,036)	(38,561)	(52,837)

Ending units	36,267	32,265	-	44,214	174,315	193,493	204,515	224,033

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ALVSVB		ACVIG		ACVIG2		ACVIP2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(42,903)	(65,484)	2,551,041	1,121,093	38,509	50	378,940	2,683,385
Realized gain (loss) on investments	(1,672,575)	(559,134)	(4,122,880)	6,439,803	(79,087)	166,996	279,678	(981,742)
Change in unrealized gain (loss) on investments	2,909,210	(2,477,429)	11,595,005	(69,775,284)	260,358	(1,552,658)	5,203,620	(5,011,522)
Reinvested capital gains	185,907	403,989	-	14,770,934	-	321,760	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,379,639	(2,698,058)	10,023,166	(47,443,454)	219,780	(1,063,852)	5,862,238	(3,309,879)

Equity transactions:
Purchase payments received from contract owners (note 3)	441,523	48,530	1,891,827	2,486,899	22,596	24,678	1,535,740	1,304,846
Transfers between funds	2,486,770	2,715,617	(2,980,691)	(9,168,837)	(104,473)	(140,298)	8,913,674	32,904,974
Redemptions (note 3)	(560,153)	(490,608)	(13,774,170)	(25,386,765)	(170,185)	(681,168)	(13,079,376)	(17,463,775)
Annuity benefits	(11,522)	(2,702)	(15,181)	(37,362)	(314)	(414)	(112,563)	(116,264)
Contract maintenance charges (note 2)	(11)	-	(2,284)	(5,308)	-	-	(675)	(642)
Contingent deferred sales charges (note 2)	(4,900)	(3,979)	(30,625)	(59,009)	(1,450)	(7,167)	(29,974)	(41,680)
Adjustments to maintain reserves	(168)	29	(11,862)	1,121	134	3,486	(9,402)	8,144

Net equity transactions	2,351,539	2,266,887	(14,922,986)	(32,169,261)	(253,692)	(800,883)	(2,782,576)	16,595,603

Net change in contract owners’ equity	3,731,178	(431,171)	(4,899,820)	(79,612,715)	(33,912)	(1,864,735)	3,079,662	13,285,724
Contract owners’ equity beginning of period	4,286,180	4,717,351	75,837,526	155,450,241	1,627,410	3,492,145	66,885,431	53,599,707

Contract owners’ equity end of period	$8,017,358	4,286,180	70,937,706	75,837,526	1,593,498	1,627,410	69,965,093	66,885,431

CHANGES IN UNITS:
Beginning units	548,109	301,006	7,348,426	9,788,983	192,829	265,462	5,726,351	4,431,444
Units purchased	1,098,414	659,854	678,235	1,186,624	8,633	16,174	2,759,557	6,736,141
Units redeemed	(931,943)	(412,751)	(2,171,100)	(3,627,181)	(37,818)	(88,807)	(3,006,919)	(5,441,234)

Ending units	714,580	548,109	5,855,561	7,348,426	163,644	192,829	5,478,989	5,726,351

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVI		ACVI3		ACVMV1		ACVMV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$522,401	(136,045)	423,708	(173,150)	217,041	(144,367)	6,786	(4,966)
Realized gain (loss) on investments	(382,532)	5,436,477	(4,188,834)	6,830,732	(2,746,240)	(3,260,035)	(17,351)	(8,381)
Change in unrealized gain (loss) on investments	5,793,211	(45,224,268)	8,574,650	(41,306,793)	3,868,246	(1,609,587)	95,962	(82,441)
Reinvested capital gains	-	6,207,427	-	5,399,322	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,933,080	(33,716,409)	4,809,524	(29,249,889)	1,339,047	(5,013,989)	85,397	(95,788)

Equity transactions:
Purchase payments received from contract owners (note 3)	347,839	418,055	605,607	1,548,619	270,822	428,864	66,866	32,168
Transfers between funds	(37,065,738)	(4,302,270)	(33,156,089)	(6,080,151)	145,612	4,827,439	(6)	(4,495)
Redemptions (note 3)	(3,132,269)	(13,754,018)	(2,786,638)	(9,422,672)	(1,392,453)	(2,530,068)	(9,350)	(10,082)
Annuity benefits	(10,067)	(20,432)	(833)	(3,878)	-	-	(26,335)	(28,075)
Contract maintenance charges (note 2)	(470)	(2,258)	(570)	(847)	(446)	(495)	-	(20)
Contingent deferred sales charges (note 2)	(3,720)	(12,179)	(9,158)	(35,610)	(3,224)	(7,328)	(74)	(137)
Adjustments to maintain reserves	(1,169)	2,319	(2,327)	169	(7,042)	(359)	72	60

Net equity transactions	(39,865,594)	(17,670,783)	(35,350,008)	(13,994,370)	(986,731)	2,718,053	31,173	(10,581)

Net change in contract owners’ equity	(33,932,514)	(51,387,192)	(30,540,484)	(43,244,259)	352,316	(2,295,936)	116,570	(106,369)
Contract owners’ equity beginning of period	35,750,072	87,137,264	30,693,142	73,937,401	10,844,194	13,140,130	309,671	416,040

Contract owners’ equity end of period	$1,817,558	35,750,072	152,658	30,693,142	11,196,510	10,844,194	426,241	309,671

CHANGES IN UNITS:
Beginning units	3,336,445	4,451,587	3,095,336	4,069,860	1,333,554	1,184,247	32,785	32,641
Units purchased	32,933	268,574	306,073	708,348	939,514	2,670,828	6,339	4,524
Units redeemed	(3,244,122)	(1,383,716)	(3,389,838)	(1,682,872)	(1,188,073)	(2,521,521)	(3,604)	(4,380)

Ending units	125,256	3,336,445	11,571	3,095,336	1,084,995	1,333,554	35,520	32,785

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVU1		ACVU2		ACVV		ACVV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(19,883)	(94,521)	(8,561)	(25,716)	8,182,037	3,818,200	146,653	33,625
Realized gain (loss) on investments	(3,220,488)	(74,475)	(409,142)	11,343	(39,690,837)	(15,635,052)	(742,671)	(225,933)
Change in unrealized gain (loss) on investments	3,911,438	(5,487,492)	545,505	(963,949)	58,222,005	(110,623,679)	1,224,611	(2,455,562)
Reinvested capital gains	-	1,367,195	-	228,647	-	37,750,498	-	791,520

Net increase (decrease) in contract owners’ equity resulting from operations	671,067	(4,289,293)	127,802	(749,675)	26,713,205	(84,690,033)	628,593	(1,856,350)

Equity transactions:
Purchase payments received from contract owners (note 3)	41,858	146,501	3,285	475	3,751,980	5,654,385	101,622	44,481
Transfers between funds	(4,682,652)	(7,319,017)	(1,072,342)	30,087	(16,858,472)	(31,590,460)	(78,197)	(512,992)
Redemptions (note 3)	(571,535)	(1,476,252)	(35,064)	(111,126)	(32,061,575)	(56,632,902)	(755,109)	(783,216)
Annuity benefits	(5,164)	(11,579)	-	-	(67,839)	(92,165)	-	-
Contract maintenance charges (note 2)	(216)	(391)	-	-	(5,064)	(6,685)	-	-
Contingent deferred sales charges (note 2)	(2,402)	(7,088)	(346)	(1,187)	(82,221)	(196,269)	(3,261)	(6,538)
Adjustments to maintain reserves	(208)	52	(27)	(9)	(52,433)	58,530	(136)	(61)

Net equity transactions	(5,220,319)	(8,667,774)	(1,104,494)	(81,760)	(45,375,624)	(82,805,566)	(735,081)	(1,258,326)

Net change in contract owners’ equity	(4,549,252)	(12,957,067)	(976,692)	(831,435)	(18,662,419)	(167,495,599)	(106,488)	(3,114,676)
Contract owners’ equity beginning of period	4,577,219	17,534,286	976,692	1,808,127	197,923,596	365,419,195	4,213,977	7,328,653

Contract owners’ equity end of period	$27,967	4,577,219	-	976,692	179,261,177	197,923,596	4,107,489	4,213,977

CHANGES IN UNITS:
Beginning units	624,611	1,401,693	143,661	152,411	13,651,071	18,297,238	431,804	539,862
Units purchased	67,042	163,229	4,484	9,790	1,681,592	3,612,681	36,112	22,033
Units redeemed	(688,612)	(940,311)	(148,145)	(18,540)	(4,949,120)	(8,258,848)	(109,880)	(130,091)

Ending units	3,041	624,611	-	143,661	10,383,543	13,651,071	358,036	431,804

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVVS1		ACVVS2		DVSCS		DSIF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(37,079)	(185,543)	(2,669)	(7,165)	326,799	(125,641)	3,106,179	4,686,447
Realized gain (loss) on investments	(4,259,450)	(4,643,783)	(220,605)	(1,703)	(13,196,435)	(7,963,777)	(6,831,586)	10,838,931
Change in unrealized gain (loss) on investments	4,669,213	(6,940,815)	245,455	(277,587)	12,778,447	(12,699,776)	54,567,717	(242,978,746)
Reinvested capital gains	-	937,197	-	22,132	4,079,322	5,358,539	20,763,529	-

Net increase (decrease) in contract owners’ equity resulting from operations	372,684	(10,832,944)	22,181	(264,323)	3,988,133	(15,430,655)	71,605,839	(227,453,368)

Equity transactions:
Purchase payments received from contract owners (note 3)	91,638	426,825	-	77,541	444,988	835,527	11,940,758	13,522,878
Transfers between funds	(5,906,629)	(12,293,933)	(278,393)	42,087	(2,597,247)	8,349,445	(10,061,543)	(31,240,208)
Redemptions (note 3)	(597,268)	(2,732,253)	(4,993)	(9,641)	(3,076,052)	(5,875,077)	(54,297,090)	(109,927,248)
Annuity benefits	-	-	(13,204)	(31,736)	(37,157)	(40,073)	(144,647)	(182,766)
Contract maintenance charges (note 2)	(163)	(377)	-	(5)	(1,450)	(1,630)	(11,452)	(31,323)
Contingent deferred sales charges (note 2)	(4,263)	(10,015)	-	-	(14,586)	(30,024)	(128,538)	(285,265)
Adjustments to maintain reserves	(17,322)	(167)	66	(77)	(1,301)	(1,641)	(18,780)	3,798

Net equity transactions	(6,434,007)	(14,609,920)	(296,524)	78,169	(5,282,805)	3,236,527	(52,721,292)	(128,140,134)

Net change in contract owners’ equity	(6,061,323)	(25,442,864)	(274,343)	(186,154)	(1,294,672)	(12,194,128)	18,884,547	(355,593,502)
Contract owners’ equity beginning of period	6,061,323	31,504,187	274,343	460,497	30,104,881	42,299,009	335,193,302	690,786,804

Contract owners’ equity end of period	$-	6,061,323	-	274,343	28,810,209	30,104,881	354,077,849	335,193,302

CHANGES IN UNITS:
Beginning units	889,566	2,287,313	32,734	27,543	2,956,423	2,832,247	34,537,124	44,544,149
Units purchased	88,029	2,378,316	-	8,329	1,396,910	2,592,774	4,662,547	6,241,546
Units redeemed	(977,595)	(3,776,063)	(32,734)	(3,138)	(2,076,392)	(2,468,598)	(10,155,269)	(16,248,571)

Ending units	-	889,566	-	32,734	2,276,941	2,956,423	29,044,402	34,537,124

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DSRG		DSRGS		DCAP		DCAPS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(40,764)	(183,729)	(1,180)	(2,011)	841,126	768,441	14,969	(3,310)
Realized gain (loss) on investments	340,147	4,790,454	(10)	3,657	(3,114,475)	2,752,566	(142,826)	104,282
Change in unrealized gain (loss) on investments	11,413,547	(28,592,087)	30,275	(61,769)	8,565,347	(37,321,094)	254,207	(1,329,441)
Reinvested capital gains	-	-	-	-	4,248,521	6,302,421	159,016	217,910

Net increase (decrease) in contract owners’ equity resulting from operations	11,712,930	(23,985,362)	29,085	(60,123)	10,540,519	(27,497,666)	285,366	(1,010,559)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,331,393	2,770,730	-	(22)	1,513,681	1,791,713	43,397	5,186
Transfers between funds	(1,720,918)	(3,785,906)	(554)	(15,780)	(3,135,812)	(3,207,647)	(366,182)	(156,286)
Redemptions (note 3)	(6,699,361)	(13,483,880)	(11,097)	(27,013)	(9,343,972)	(15,870,228)	(278,198)	(251,424)
Annuity benefits	(4,984)	(7,245)	-	-	(34,187)	(74,965)	-	-
Contract maintenance charges (note 2)	(3,926)	(11,814)	-	-	(1,631)	(4,389)	-	-
Contingent deferred sales charges (note 2)	(27,806)	(30,609)	-	(377)	(22,730)	(35,531)	(985)	(2,996)
Adjustments to maintain reserves	(2,672)	(2,257)	(29)	(5)	(4,931)	3,057	(86)	(74)

Net equity transactions	(6,128,274)	(14,550,981)	(11,680)	(43,197)	(11,029,582)	(17,397,990)	(602,054)	(405,594)

Net change in contract owners’ equity	5,584,656	(38,536,343)	17,405	(103,320)	(489,063)	(44,895,656)	(316,688)	(1,416,153)
Contract owners’ equity beginning of period	40,224,179	78,760,522	96,608	199,928	58,929,821	103,825,477	2,082,345	3,498,498

Contract owners’ equity end of period	$45,808,835	40,224,179	114,013	96,608	58,440,758	58,929,821	1,765,657	2,082,345

CHANGES IN UNITS:
Beginning units	5,103,159	6,507,082	13,576	18,076	5,283,363	6,500,979	243,047	281,395
Units purchased	257,714	967,636	-	46	731,917	1,453,038	16,642	7,364
Units redeemed	(970,456)	(2,371,559)	(1,323)	(4,546)	(1,708,838)	(2,670,654)	(88,787)	(45,712)

Ending units	4,390,417	5,103,159	12,253	13,576	4,306,442	5,283,363	170,902	243,047

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DSC		DVIV		FCA2S		FALFS
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$503	(1,584)	6,977	5,258	(6,636)	(16,327)	577	(1,611)
Realized gain (loss) on investments	(10,035)	(3,156)	(1,733)	21,101	16,943	57,582	(59,811)	(62,252)
Change in unrealized gain (loss) on investments	40,653	(108,755)	62,504	(270,718)	45,309	(362,868)	77,495	(168,143)
Reinvested capital gains	-	20,497	-	77,762	-	19,715	-	89,742

Net increase (decrease) in contract owners’ equity resulting from operations	31,121	(92,998)	67,748	(166,597)	55,616	(301,898)	18,261	(142,264)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,659	3,137	-	-	1,728	12,600	165	694
Transfers between funds	4,345	(231,987)	-	(92,223)	(21,677)	(59,572)	(32,306)	(121,245)
Redemptions (note 3)	(2,958)	(8,151)	(46,316)	(12,026)	(83,210)	(106,954)	(605)	(23,583)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2)	(122)	(28)	(199)	(166)	(1,596)	-	(112)
Adjustments to maintain reserves	(1)	(41)	(57)	2	(22)	(85)	(21)	(2)

Net equity transactions	3,043	(237,164)	(46,401)	(104,446)	(103,347)	(155,607)	(32,767)	(144,248)

Net change in contract owners’ equity	34,164	(330,162)	21,347	(271,043)	(47,731)	(457,505)	(14,506)	(286,512)
Contract owners’ equity beginning of period	123,595	453,757	235,670	506,713	612,911	1,070,416	201,610	488,122

Contract owners’ equity end of period	$157,759	123,595	257,017	235,670	565,180	612,911	187,104	201,610

CHANGES IN UNITS:
Beginning units	17,445	42,914	20,031	26,630	70,121	84,547	27,949	43,489
Units purchased	1,660	630	-	-	2,667	1,835	122	1,567
Units redeemed	(1,232)	(26,099)	(3,167)	(6,599)	(14,505)	(16,261)	(4,862)	(17,107)

Ending units	17,873	17,445	16,864	20,031	58,283	70,121	23,209	27,949

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FHIBS		FVMOS		FQB		FQBS
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$294,877	304,658	42,765	27,929	8,644,914	8,691,466	291,955	237,078
Realized gain (loss) on investments	(251,671)	(306,216)	63,058	(492,075)	(4,351,727)	(6,085,171)	(239,255)	(184,414)
Change in unrealized gain (loss) on investments	1,273,309	(1,125,283)	(100,637)	10,775	22,969,480	(19,282,293)	1,024,685	(744,969)
Reinvested capital gains	-	-	106,126	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,316,515	(1,126,841)	111,312	(453,371)	27,262,667	(16,675,998)	1,077,385	(692,305)

Equity transactions:
Purchase payments received from contract owners (note 3)	88,043	162,916	113,149	81,430	2,949,375	3,948,044	142,829	122,715
Transfers between funds	(25,340)	(441,166)	(287,918)	4,875,506	(3,406,293)	(15,349,255)	148,611	(524,514)
Redemptions (note 3)	(497,383)	(499,554)	(1,474,215)	(1,097,378)	(31,639,160)	(46,276,545)	(1,073,039)	(999,123)
Annuity benefits	(155)	(158)	-	-	(79,357)	(100,308)	(649)	(656)
Contract maintenance charges (note 2)	-	-	(73)	(34)	(2,117)	(2,325)	-	-
Contingent deferred sales charges (note 2)	(3,013)	(4,887)	(2,283)	(8,545)	(63,963)	(165,236)	(6,581)	(11,202)
Adjustments to maintain reserves	(346)	153	(131)	(717)	1,484	(9,312)	(209)	2,401

Net equity transactions	(438,194)	(782,696)	(1,651,471)	3,850,262	(32,240,031)	(57,954,937)	(789,038)	(1,410,379)

Net change in contract owners’ equity	878,321	(1,909,537)	(1,540,159)	3,396,891	(4,977,364)	(74,630,935)	288,347	(2,102,684)
Contract owners’ equity beginning of period	2,717,840	4,627,377	4,620,131	1,223,240	160,866,913	235,497,848	6,387,326	8,490,010

Contract owners’ equity end of period	$3,596,161	2,717,840	3,079,972	4,620,131	155,889,549	160,866,913	6,675,673	6,387,326

CHANGES IN UNITS:
Beginning units	273,394	339,327	469,126	121,945	12,428,184	16,768,928	606,570	733,237
Units purchased	41,843	108,880	687,721	1,281,853	2,509,896	4,366,048	95,819	46,338
Units redeemed	(72,803)	(174,813)	(844,604)	(934,672)	(4,842,641)	(8,706,792)	(164,212)	(173,005)

Ending units	242,434	273,394	312,243	469,126	10,095,439	12,428,184	538,177	606,570

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FC2		FVSS2		FCS		FNRS2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(69,922)	(169,945)	(16,308)	(25,170)	449,126	(2,093,641)	(207,409)	(533,285)
Realized gain (loss) on investments	(367,177)	524,483	(423,541)	(254,427)	(9,349,615)	17,813,085	(8,994,144)	(2,589,591)
Change in unrealized gain (loss) on investments	3,402,497	(9,186,346)	918,885	(1,338,765)	112,944,656	(342,025,884)	17,283,512	(27,519,089)
Reinvested capital gains	2,859	482,988	-	426,394	95,326	18,511,927	-	1,407,632

Net increase (decrease) in contract owners’ equity resulting from operations	2,968,257	(8,348,820)	479,036	(1,191,968)	104,139,493	(307,794,513)	8,081,959	(29,234,333)

Equity transactions:
Purchase payments received from contract owners (note 3)	134,795	65,285	34,220	5,602	7,557,503	13,166,368	608,783	1,399,448
Transfers between funds	(279,751)	(632,630)	(121,310)	(261,324)	(16,322,870)	(49,376,712)	428,099	8,143,964
Redemptions (note 3)	(1,066,233)	(2,029,992)	(187,669)	(178,582)	(56,833,341)	(116,263,512)	(3,060,662)	(7,460,632)
Annuity benefits	(5,075)	(7,115)	-	-	(231,824)	(362,496)	(9,619)	(29,084)
Contract maintenance charges (note 2)	-	-	-	-	(13,111)	(25,000)	(1,232)	(1,185)
Contingent deferred sales charges (note 2)	(7,089)	(23,673)	(1,593)	(1,796)	(141,459)	(354,218)	(12,136)	(29,743)
Adjustments to maintain reserves	(110)	37	(68)	(13)	495	23,573	(1,163)	2,194

Net equity transactions	(1,223,463)	(2,628,088)	(276,420)	(436,113)	(65,984,607)	(153,191,997)	(2,047,930)	2,024,962

Net change in contract owners’ equity	1,744,794	(10,976,908)	202,616	(1,628,081)	38,154,886	(460,986,510)	6,034,029	(27,209,371)
Contract owners’ equity beginning of period	9,825,333	20,802,241	1,006,487	2,634,568	354,689,011	815,675,521	20,188,381	47,397,752

Contract owners’ equity end of period	$11,570,127	9,825,333	1,209,103	1,006,487	392,843,897	354,689,011	26,222,410	20,188,381

CHANGES IN UNITS:
Beginning units	983,215	1,171,503	137,880	172,687	25,997,531	34,126,179	3,165,031	3,230,157
Units purchased	47,702	56,044	14,581	4,664	2,629,810	4,747,398	1,806,123	3,983,629
Units redeemed	(159,409)	(244,332)	(45,040)	(39,471)	(7,246,469)	(12,876,046)	(2,088,331)	(4,048,755)

Ending units	871,508	983,215	107,421	137,880	21,380,872	25,997,531	2,882,823	3,165,031

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FEIS		FEI2		FF10S		FF10S2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$2,518,653	4,212,550	12,658	29,913	203,459	159,464	612	381
Realized gain (loss) on investments	(21,060,117)	(3,024,534)	(676,225)	187,703	(1,238,428)	(893,044)	(1,391)	617
Change in unrealized gain (loss) on investments	82,099,875	(236,726,233)	2,316,109	(6,308,647)	2,605,255	(2,834,252)	4,898	(9,661)
Reinvested capital gains	-	514,978	-	12,641	66,383	397,980	186	1,188

Net increase (decrease) in contract owners’ equity resulting from operations	63,558,411	(235,023,239)	1,652,542	(6,078,390)	1,636,669	(3,169,852)	4,305	(7,475)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,703,525	8,640,362	54,387	100,407	129,372	137,029	5,325	13,472
Transfers between funds	(11,638,804)	(43,293,206)	(334,236)	(588,782)	16,418	5,538,244	-	(10,109)
Redemptions (note 3)	(45,284,274)	(100,584,300)	(870,048)	(1,556,124)	(1,512,357)	(2,752,654)	(3,552)	(4,362)
Annuity benefits	(128,796)	(185,994)	-	-	(3,025)	(3,588)	(2,514)	(3,516)
Contract maintenance charges (note 2)	(5,514)	(9,106)	-	-	(112)	(112)	-	(1)
Contingent deferred sales charges (note 2)	(105,757)	(259,592)	(6,326)	(18,948)	(1,212)	(9,257)	-	-
Adjustments to maintain reserves	(6,861)	23,002	(257)	(58)	(193)	(128)	(7)	259

Net equity transactions	(51,466,481)	(135,668,834)	(1,156,480)	(2,063,505)	(1,371,109)	2,909,534	(748)	(4,257)

Net change in contract owners’ equity	12,091,930	(370,692,073)	496,062	(8,141,895)	265,560	(260,318)	3,557	(11,732)
Contract owners’ equity beginning of period	267,087,287	637,779,360	7,081,339	15,223,234	8,055,568	8,315,886	22,292	34,024

Contract owners’ equity end of period	$279,179,217	267,087,287	7,577,401	7,081,339	8,321,128	8,055,568	25,849	22,292

CHANGES IN UNITS:
Beginning units	26,543,981	36,071,966	912,834	1,101,407	949,001	717,498	2,431	2,743
Units purchased	2,748,863	4,868,023	39,013	66,399	368,621	863,436	516	1,204
Units redeemed	(7,825,027)	(14,396,008)	(185,419)	(254,972)	(511,725)	(631,933)	(620)	(1,516)

Ending units	21,467,817	26,543,981	766,428	912,834	805,897	949,001	2,327	2,431

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FF20S		FF20S2		FF30S		FF30S2
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$130,120	93,653	2,435	1,031	31,760	34,343	1,590	2,317
Realized gain (loss) on investments	(1,193,894)	(432,585)	(3,843)	(474)	(657,992)	(152,920)	(28,930)	(27,824)
Change in unrealized gain (loss) on investments	2,282,203	(2,482,108)	27,269	(33,780)	1,311,464	(1,629,441)	107,454	(190,095)
Reinvested capital gains	72,898	358,206	1,260	3,596	37,534	228,388	4,464	26,641

Net increase (decrease) in contract owners’ equity resulting from operations	1,291,327	(2,462,834)	27,121	(29,627)	722,766	(1,519,630)	84,578	(188,961)

Equity transactions:
Purchase payments received from contract owners (note 3)	555,955	345,824	58,655	64,998	412,910	574,791	18,750	-
Transfers between funds	1,171,251	2,234,200	-	-	296,988	(78,431)	-	184,744
Redemptions (note 3)	(1,778,574)	(1,508,109)	(3,330)	(1,914)	(480,995)	(226,412)	(15,312)	(54,174)
Annuity benefits	(6,127)	(7,756)	(6,111)	(6,148)	-	-	(20,830)	(27,673)
Contract maintenance charges (note 2)	(1,013)	(629)	-	(2)	(1,831)	(887)	-	(5)
Contingent deferred sales charges (note 2)	(8,648)	(7,089)	-	-	(8,861)	(3,201)	-	-
Adjustments to maintain reserves	(237)	(105)	39	540	(134)	(59)	47	1,232

Net equity transactions	(67,393)	1,056,336	49,253	57,474	218,077	265,801	(17,345)	104,124

Net change in contract owners’ equity	1,223,934	(1,406,498)	76,374	27,847	940,843	(1,253,829)	67,233	(84,837)
Contract owners’ equity beginning of period	5,227,509	6,634,007	71,695	43,848	2,371,508	3,625,337	292,303	377,140

Contract owners’ equity end of period	$6,451,443	5,227,509	148,069	71,695	3,312,351	2,371,508	359,536	292,303

CHANGES IN UNITS:
Beginning units	670,911	561,279	8,292	3,382	329,992	301,314	35,261	27,932
Units purchased	334,671	504,980	6,477	5,622	168,081	168,857	2,373	16,127
Units redeemed	(345,199)	(395,348)	(1,044)	(712)	(140,674)	(140,179)	(4,070)	(8,798)

Ending units	660,383	670,911	13,725	8,292	357,399	329,992	33,564	35,261

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FGOS		FGS		FG2		FHIS
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(142,042)	(291,007)	(1,248,715)	(1,441,040)	(46,062)	(62,627)	3,915,354	5,570,251
Realized gain (loss) on investments	(1,283,016)	1,561,148	1,146,420	19,074,895	(17,209)	325,393	(6,426,537)	(5,039,902)
Change in unrealized gain (loss) on investments	9,078,300	(28,851,921)	37,767,384	(188,540,707)	699,170	(3,061,729)	24,264,875	(23,551,722)
Reinvested capital gains	-	-	135,846	-	2,341	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,653,242	(27,581,780)	37,800,935	(170,906,852)	638,240	(2,798,963)	21,753,692	(23,021,373)

Equity transactions:
Purchase payments received from contract owners (note 3)	607,535	859,080	4,923,811	6,532,243	42,834	15,524	405,054	327,535
Transfers between funds	(430,007)	(884,140)	(7,586,619)	(32,372,231)	(118,867)	358,839	(4,295,463)	(13,012,388)
Redemptions (note 3)	(3,500,957)	(8,708,883)	(27,523,069)	(67,408,379)	(484,433)	(641,298)	(11,651,175)	(22,341,873)
Annuity benefits	(610)	(2,789)	(66,999)	(124,996)	-	-	(30,048)	(38,660)
Contract maintenance charges (note 2)	(392)	(1,255)	(8,961)	(16,062)	-	-	(933)	(2,073)
Contingent deferred sales charges (note 2)	(7,078)	(13,083)	(63,986)	(157,310)	(2,063)	(10,663)	(18,388)	(41,792)
Adjustments to maintain reserves	(1,480)	45	(39,191)	(3,613)	(85)	(32)	(2,732)	857

Net equity transactions	(3,332,989)	(8,751,025)	(30,365,014)	(93,550,348)	(562,614)	(277,630)	(15,593,685)	(35,108,394)

Net change in contract owners’ equity	4,320,253	(36,332,805)	7,435,921	(264,457,200)	75,626	(3,076,593)	6,160,007	(58,129,767)
Contract owners’ equity beginning of period	19,212,604	55,545,409	164,010,989	428,468,189	2,846,744	5,923,337	58,588,167	116,717,934

Contract owners’ equity end of period	$23,532,857	19,212,604	171,446,910	164,010,989	2,922,370	2,846,744	64,748,174	58,588,167

CHANGES IN UNITS:
Beginning units	3,325,249	4,293,709	18,900,121	25,956,718	418,764	450,197	7,073,592	10,440,891
Units purchased	283,300	1,068,057	1,596,266	3,363,809	19,031	66,431	280,336	879,789
Units redeemed	(784,860)	(2,036,517)	(5,008,209)	(10,420,406)	(96,073)	(97,864)	(1,866,647)	(4,247,088)

Ending units	2,823,689	3,325,249	15,488,178	18,900,121	341,722	418,764	5,487,281	7,073,592

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FHISR		FIGBS		FMCS		FMC2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$2,705,280	1,627,213	4,988,563	1,960,251	(150,203)	(321,442)	(115,031)	(196,933)
Realized gain (loss) on investments	(2,907,003)	(3,985,547)	92,206	(776,301)	(3,751,495)	(3,994,033)	(266,661)	772,748
Change in unrealized gain (loss) on investments	12,952,030	(3,827,678)	3,537,944	(4,238,529)	13,063,566	(19,917,178)	2,947,511	(8,622,741)
Reinvested capital gains	-	-	280,887	53,666	166,121	5,975,426	41,280	2,176,437

Net increase (decrease) in contract owners’ equity resulting from operations	12,750,307	(6,186,012)	8,899,600	(3,000,913)	9,327,989	(18,257,227)	2,607,099	(5,870,489)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,481,323	1,196,954	1,239,489	1,490,364	714,233	1,425,458	213,947	141,450
Transfers between funds	13,592,533	5,472,674	26,837,411	5,196,393	6,761,487	4,330,878	(594,628)	(865,828)
Redemptions (note 3)	(8,605,629)	(6,203,185)	(12,122,959)	(15,296,977)	(4,806,391)	(6,463,959)	(991,418)	(1,326,949)
Annuity benefits	-	-	(89,688)	(114,537)	(247)	(223)	(82,092)	(122,619)
Contract maintenance charges (note 2)	(255)	(227)	(2,193)	(1,962)	(1,207)	(1,119)	-	(48)
Contingent deferred sales charges (note 2)	(18,567)	(18,174)	(23,763)	(50,881)	(17,890)	(29,125)	(4,752)	(17,224)
Adjustments to maintain reserves	13,542	(292)	(2,203)	5,414	(1,012)	999	(135)	3,926

Net equity transactions	6,462,947	447,750	15,836,094	(8,772,186)	2,648,973	(737,091)	(1,459,078)	(2,187,292)

Net change in contract owners’ equity	19,213,254	(5,738,262)	24,735,694	(11,773,099)	11,976,962	(18,994,318)	1,148,021	(8,057,781)
Contract owners’ equity beginning of period	24,447,258	30,185,520	54,834,387	66,607,486	24,920,107	43,914,425	7,852,247	15,910,028

Contract owners’ equity end of period	$43,660,512	24,447,258	79,570,081	54,834,387	36,897,069	24,920,107	9,000,268	7,852,247

CHANGES IN UNITS:
Beginning units	3,359,844	3,077,761	4,984,533	5,743,749	3,606,217	3,720,767	562,586	688,268
Units purchased	5,211,288	5,259,682	4,195,848	2,655,637	1,961,305	2,476,807	27,999	32,714
Units redeemed	(4,358,692)	(4,977,599)	(2,826,573)	(3,414,853)	(1,639,391)	(2,591,357)	(127,224)	(158,396)

Ending units	4,212,440	3,359,844	6,353,808	4,984,533	3,928,131	3,606,217	463,361	562,586

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FOS		FO2R		FOSR		FVSS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$192,343	455,400	1,809	21,140	322,873	739,962	(86,123)	(128,980)
Realized gain (loss) on investments	(818,682)	2,615,156	(159,778)	718,588	(2,918,825)	2,547,449	(10,648,667)	(4,292,902)
Change in unrealized gain (loss) on investments	5,401,185	(28,627,790)	1,198,551	(6,814,774)	10,854,503	(52,561,281)	16,182,156	(13,916,186)
Reinvested capital gains	69,697	4,945,362	16,122	1,139,337	126,166	9,580,938	-	5,056,892

Net increase (decrease) in contract owners’ equity resulting from operations	4,844,543	(20,611,872)	1,056,704	(4,935,709)	8,384,717	(39,692,932)	5,447,366	(13,281,176)

Equity transactions:
Purchase payments received from contract owners (note 3)	128,780	187,048	16,923	39,091	976,482	1,681,227	564,622	500,371
Transfers between funds	(1,372,725)	(1,336,215)	(269,050)	(390,493)	(2,322,278)	(7,164,512)	1,576,674	(4,396,007)
Redemptions (note 3)	(3,143,138)	(8,074,947)	(605,831)	(977,083)	(6,663,567)	(13,862,852)	(2,292,687)	(4,139,516)
Annuity benefits	(9,857)	(18,208)	(141)	(196)	(45,500)	(56,302)	(12,462)	(22,982)
Contract maintenance charges (note 2)	(150)	(770)	-	-	(1,332)	(1,550)	(674)	(763)
Contingent deferred sales charges (note 2)	(2,911)	(9,197)	(3,045)	(9,300)	(24,426)	(62,610)	(6,887)	(21,438)
Adjustments to maintain reserves	(571)	2,275	99	1,964	(844)	2,596	(833)	3,619

Net equity transactions	(4,400,572)	(9,250,014)	(861,045)	(1,336,017)	(8,081,465)	(19,464,003)	(172,247)	(8,076,716)

Net change in contract owners’ equity	443,971	(29,861,886)	195,659	(6,271,726)	303,252	(59,156,935)	5,275,119	(21,357,892)
Contract owners’ equity beginning of period	22,941,478	52,803,364	5,160,996	11,432,722	41,975,734	101,132,669	10,800,856	32,158,748

Contract owners’ equity end of period	$23,385,449	22,941,478	5,356,655	5,160,996	42,278,986	41,975,734	16,075,975	10,800,856

CHANGES IN UNITS:
Beginning units	2,082,989	2,660,164	503,679	614,490	3,829,152	5,132,023	1,388,196	1,995,932
Units purchased	31,386	213,270	21,782	53,817	617,845	1,017,722	1,312,113	358,554
Units redeemed	(416,746)	(790,445)	(103,857)	(164,628)	(1,372,514)	(2,320,593)	(1,372,219)	(966,290)

Ending units	1,697,629	2,082,989	421,604	503,679	3,074,483	3,829,152	1,328,090	1,388,196

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FTVIS2		FTVRD2		FTVSV2		FTVDM3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$2,716,316	2,347,439	(397)	2,478	57,997	4,042	155,824	185,370
Realized gain (loss) on investments	(3,933,797)	(3,927,872)	(28,427)	6,041	(3,972,025)	(5,763,259)	(3,560,166)	(2,685,224)
Change in unrealized gain (loss) on investments	13,010,258	(17,396,908)	114,005	(292,640)	6,859,070	(3,889,596)	8,512,987	(8,166,063)
Reinvested capital gains	-	1,248,095	-	7,040	625,297	1,492,261	24,970	2,366,707

Net increase (decrease) in contract owners’ equity resulting from operations	11,792,777	(17,729,246)	85,181	(277,081)	3,570,339	(8,156,552)	5,133,615	(8,299,210)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,008,436	1,594,129	(31)	(153)	508,366	605,751	511,146	341,295
Transfers between funds	9,095,924	3,260,697	(19,582)	(63,674)	1,224,615	8,331,848	5,581,512	(8,959,556)
Redemptions (note 3)	(6,127,284)	(13,272,437)	(25,991)	(50,321)	(2,530,556)	(3,090,755)	(1,958,810)	(2,348,529)
Annuity benefits	(66,936)	(72,030)	(48,432)	(70,372)	(31,176)	(41,821)	(17,499)	(22,802)
Contract maintenance charges (note 2)	(560)	(559)	(3)	(45)	(505)	(277)	(254)	(209)
Contingent deferred sales charges (note 2)	(11,631)	(26,997)	(285)	(1,546)	(6,238)	(13,304)	(3,132)	(9,414)
Adjustments to maintain reserves	(815)	2,871	27	4,661	(170)	2,283	(490)	1,273

Net equity transactions	3,897,134	(8,514,326)	(94,297)	(181,450)	(835,664)	5,793,725	4,112,473	(10,997,942)

Net change in contract owners’ equity	15,689,911	(26,243,572)	(9,116)	(458,531)	2,734,675	(2,362,827)	9,246,088	(19,297,152)
Contract owners’ equity beginning of period	34,432,052	60,675,624	662,345	1,120,876	14,808,726	17,171,553	5,085,582	24,382,734

Contract owners’ equity end of period	$50,121,963	34,432,052	653,229	662,345	17,543,401	14,808,726	14,331,670	5,085,582

CHANGES IN UNITS:
Beginning units	4,245,169	5,243,133	74,256	90,220	2,135,224	1,615,021	746,789	1,629,698
Units purchased	2,111,337	2,770,029	872	596	1,237,657	3,120,705	1,171,780	564,552
Units redeemed	(1,746,640)	(3,767,993)	(11,776)	(16,560)	(1,365,120)	(2,600,502)	(638,827)	(1,447,461)

Ending units	4,609,866	4,245,169	63,352	74,256	2,007,761	2,135,224	1,279,742	746,789

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TIF2		TIF3		FTVGI3		FTVFA2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,172	674	249,874	210,114	5,589,508	1,231,132	53,698	24,429
Realized gain (loss) on investments	(4,239)	7,706	(5,330,269)	(938,218)	601,497	1,289,935	(75,983)	(112,861)
Change in unrealized gain (loss) on investments	10,892	(48,524)	7,064,420	(7,688,911)	783,873	(1,091,876)	503,967	(96,307)
Reinvested capital gains	2,020	6,350	434,845	1,445,923	-	-	-	28,167

Net increase (decrease) in contract owners’ equity resulting from operations	9,845	(33,794)	2,418,870	(6,971,092)	6,974,878	1,429,191	481,682	(156,572)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	244,047	521,952	870,556	1,292,654	169,135	23,564
Transfers between funds	(19,000)	(9,283)	188,397	4,071,162	7,541,975	14,320,636	1,886,224	1,190,706
Redemptions (note 3)	-	(112)	(1,352,397)	(2,620,193)	(8,487,057)	(7,902,089)	(207,634)	(34,830)
Annuity benefits	(5,216)	(14,470)	(21,559)	(33,129)	(17,624)	(15,726)	(1,535)	-
Contract maintenance charges (note 2)	-	-	(621)	(797)	(595)	(287)	(11)	(1)
Contingent deferred sales charges (note 2)	-	-	(4,179)	(13,459)	(18,059)	(17,849)	(349)	(268)
Adjustments to maintain reserves	402	806	2,839	988	(710)	270	(75)	(8)

Net equity transactions	(23,814)	(23,059)	(943,473)	1,926,524	(111,514)	7,677,609	1,845,755	1,179,163

Net change in contract owners’ equity	(13,969)	(56,853)	1,475,397	(5,044,568)	6,863,364	9,106,800	2,327,437	1,022,591
Contract owners’ equity beginning of period	45,418	102,271	9,661,133	14,705,701	42,251,539	33,144,739	1,022,591	-

Contract owners’ equity end of period	$31,449	45,418	11,136,530	9,661,133	49,114,903	42,251,539	3,350,028	1,022,591

CHANGES IN UNITS:
Beginning units	4,144	5,496	1,248,884	1,094,763	3,465,329	2,850,554	152,212	-
Units purchased	46	64	795,098	925,782	1,834,558	3,628,953	326,533	256,373
Units redeemed	(2,069)	(1,416)	(961,500)	(771,661)	(1,862,390)	(3,014,178)	(86,520)	(104,161)

Ending units	2,121	4,144	1,082,482	1,248,884	3,437,497	3,465,329	392,225	152,212

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMGP		AMINS		AMCG		AMTP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(255,906)	(402,306)	(11,899)	(82,313)	(441,523)	(1,287,791)	(319,640)	(636,157)
Realized gain (loss) on investments	1,490,078	7,600,226	(915,404)	(2,028,868)	2,438,296	14,345,893	(48,266,083)	(4,953,512)
Change in unrealized gain (loss) on investments	3,597,567	(35,517,706)	1,231,409	(261,229)	5,956,056	(73,525,161)	63,903,225	(66,411,465)
Reinvested capital gains	-	2,150,220	-	91	-	-	48,357	13,838,171

Net increase (decrease) in contract owners’ equity resulting from operations	4,831,739	(26,169,566)	304,106	(2,372,319)	7,952,829	(60,467,059)	15,365,859	(58,162,963)

Equity transactions:
Purchase payments received from contract owners (note 3)	490,119	1,020,657	9,729	313,130	1,009,391	2,212,863	696,391	1,519,919
Transfers between funds	(40,111,750)	(3,114,685)	(1,773,116)	(8,174,807)	(68,841,092)	(11,247,612)	(56,709,043)	(7,231,103)
Redemptions (note 3)	(3,934,940)	(13,026,487)	(133,599)	(1,104,524)	(6,190,490)	(24,788,653)	(4,533,482)	(19,753,050)
Annuity benefits	(4,786)	(11,062)	(754)	(2,028)	(12,786)	(27,946)	(3,301)	(9,649)
Contract maintenance charges (note 2)	(497)	(1,455)	(47)	(438)	(1,290)	(3,812)	(964)	(2,047)
Contingent deferred sales charges (note 2)	(5,912)	(32,324)	(1,003)	(8,612)	(17,860)	(56,717)	(10,313)	(49,624)
Adjustments to maintain reserves	(1,493)	625	(282)	(1,946)	(146,605)	512	3,646	297

Net equity transactions	(43,569,259)	(15,164,731)	(1,899,072)	(8,979,225)	(74,200,732)	(33,911,365)	(60,557,066)	(25,525,257)

Net change in contract owners’ equity	(38,737,520)	(41,334,297)	(1,594,966)	(11,351,544)	(66,247,903)	(94,378,424)	(45,191,207)	(83,688,220)
Contract owners’ equity beginning of period	39,020,339	80,354,636	1,594,966	12,946,510	66,627,966	161,006,390	45,700,168	129,388,388

Contract owners’ equity end of period	$282,819	39,020,339	-	1,594,966	380,063	66,627,966	508,961	45,700,168

CHANGES IN UNITS:
Beginning units	3,174,895	4,032,425	266,109	1,121,173	4,899,483	6,698,477	5,238,503	7,015,661
Units purchased	268,648	746,054	57,193	345,137	270,584	796,262	1,028,680	1,713,452
Units redeemed	(3,418,617)	(1,603,584)	(323,302)	(1,200,201)	(5,142,946)	(2,595,256)	(6,218,154)	(3,490,610)

Ending units	24,926	3,174,895	-	266,109	27,121	4,899,483	49,029	5,238,503

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMRS		AMFAS		AMSRS		OVCAFS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(20,119)	(12,266)	(17,378)	(23,803)	32,115	(16,865)	(57,958)	(91,399)
Realized gain (loss) on investments	(1,711,142)	(579,464)	(411,072)	(541,687)	(940,646)	227,961	90,471	315,345
Change in unrealized gain (loss) on investments	2,204,244	(1,680,926)	668,003	(463,129)	1,734,978	(3,897,532)	1,112,075	(3,066,026)
Reinvested capital gains	47	8,072	-	51,557	-	382,045	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	473,030	(2,264,584)	239,553	(977,062)	826,447	(3,304,391)	1,144,588	(2,842,080)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,274	143,591	96,002	9,231	39,954	478,547	30,340	45,363
Transfers between funds	(2,580,828)	(665,957)	392,183	446,549	(192,882)	(9,088,330)	(122,246)	(341,802)
Redemptions (note 3)	(298,953)	(648,629)	(279,741)	(163,646)	(522,286)	(2,387,418)	(521,700)	(449,085)
Annuity benefits	(3,864)	(21,794)	(3,247)	(4,330)	(5,382)	(8,095)	(437)	(571)
Contract maintenance charges (note 2)	(75)	(227)	(17)	(26)	(298)	(952)	-	-
Contingent deferred sales charges (note 2)	(613)	(4,134)	(1,413)	(1,834)	(1,255)	(11,422)	(2,179)	(4,782)
Adjustments to maintain reserves	268	117	(135)	46	(336)	339	(540)	6,090

Net equity transactions	(2,879,791)	(1,197,033)	203,632	285,990	(682,485)	(11,017,331)	(616,762)	(744,787)

Net change in contract owners’ equity	(2,406,761)	(3,461,617)	443,185	(691,072)	143,962	(14,321,722)	527,826	(3,586,867)
Contract owners’ equity beginning of period	2,410,952	5,872,569	1,069,201	1,760,273	3,430,085	17,751,807	3,027,129	6,613,996

Contract owners’ equity end of period	$4,191	2,410,952	1,512,386	1,069,201	3,574,047	3,430,085	3,554,955	3,027,129

CHANGES IN UNITS:
Beginning units	408,423	536,697	150,345	138,132	389,079	1,195,809	441,461	515,617
Units purchased	701,280	168,587	183,747	534,763	70,255	357,286	17,024	25,606
Units redeemed	(1,109,281)	(296,861)	(145,002)	(522,550)	(144,005)	(1,164,016)	(92,203)	(99,762)

Ending units	422	408,423	189,090	150,345	315,329	389,079	366,282	441,461

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGR		OVGS3		OVGS		OVGSS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,088,150)	(2,312,922)	1,021,135	594,330	778,031	494,008	5,276	(23,786)
Realized gain (loss) on investments	3,283,907	19,599,369	(4,202,394)	5,280,326	3,057,837	14,101,095	209,682	460,253
Change in unrealized gain (loss) on investments	45,618,716	(140,675,586)	31,249,377	(89,026,528)	15,888,598	(76,182,265)	669,885	(3,067,304)
Reinvested capital gains	-	-	2,040,532	10,452,940	1,477,876	7,978,626	67,718	330,617

Net increase (decrease) in contract owners’ equity resulting from operations	47,814,473	(123,389,139)	30,108,650	(72,698,932)	21,202,342	(53,608,536)	952,561	(2,300,220)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,415,732	5,450,845	2,543,148	4,626,918	304,568	472,201	-	(33)
Transfers between funds	(8,561,844)	(20,775,362)	(6,027,544)	(16,024,052)	(5,094,575)	(13,108,614)	(132,383)	(308,049)
Redemptions (note 3)	(24,301,499)	(48,537,324)	(14,539,441)	(25,564,616)	(10,859,159)	(21,683,275)	(608,367)	(680,342)
Annuity benefits	(94,474)	(161,008)	(45,697)	(55,153)	(34,351)	(58,175)	(2,448)	(3,240)
Contract maintenance charges (note 2)	(5,494)	(9,255)	(3,871)	(4,272)	(750)	(1,503)	-	-
Contingent deferred sales charges (note 2)	(58,902)	(186,629)	(55,738)	(137,186)	(13,450)	(64,599)	(2,804)	(6,120)
Adjustments to maintain reserves	(10,895)	11,727	(3,179)	1,963	(4,794)	24,085	(145)	12

Net equity transactions	(29,617,376)	(64,207,006)	(18,132,322)	(37,156,398)	(15,702,511)	(34,419,880)	(746,147)	(997,772)

Net change in contract owners’ equity	18,197,097	(187,596,145)	11,976,328	(109,855,330)	5,499,831	(88,028,416)	206,414	(3,297,992)
Contract owners’ equity beginning of period	127,810,291	315,406,436	91,896,614	201,751,944	66,164,683	154,193,099	2,984,092	6,282,084

Contract owners’ equity end of period	$146,007,388	127,810,291	103,872,942	91,896,614	71,664,514	66,164,683	3,190,506	2,984,092

CHANGES IN UNITS:
Beginning units	12,747,789	17,017,191	6,681,809	8,674,031	7,350,485	9,761,653	299,786	370,311
Units purchased	1,371,508	2,153,920	883,118	1,430,106	517,075	1,073,574	-	468
Units redeemed	(3,957,767)	(6,423,322)	(2,102,355)	(3,422,328)	(1,968,169)	(3,484,742)	(65,746)	(70,993)

Ending units	10,161,530	12,747,789	5,462,572	6,681,809	5,899,391	7,350,485	234,040	299,786

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVHI3		OVHI		OVHIS		OVGI

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(17,897)	80,426	(1,622)	53,252	(297)	5,896	982,809	888,401
Realized gain (loss) on investments	(533,695)	(1,182,350)	(123,303)	(187,758)	(11,633)	(5,963)	(915,631)	5,751,651
Change in unrealized gain (loss) on investments	983,470	(606,013)	149,471	(485,159)	17,230	(90,139)	27,014,066	(110,502,352)
Reinvested capital gains	-	-	-	-	-	-	-	13,739,122

Net increase (decrease) in contract owners’ equity resulting from operations	431,878	(1,707,937)	24,546	(619,665)	5,300	(90,206)	27,081,244	(90,123,178)

Equity transactions:
Purchase payments received from contract owners (note 3)	33,767	48,027	-	-	-	-	2,222,999	4,415,785
Transfers between funds	1,933,160	481,048	(19,456)	(386,775)	-	(2,247)	(5,749,670)	(17,806,428)
Redemptions (note 3)	(561,837)	(243,386)	(9,824)	(214,453)	(899)	(2,906)	(19,573,950)	(47,832,085)
Annuity benefits	-	-	-	-	(1,851)	(10,086)	(55,790)	(82,922)
Contract maintenance charges (note 2)	(14)	(18)	(12)	(37)	-	(1)	(3,216)	(5,337)
Contingent deferred sales charges (note 2)	(383)	(1,208)	(97)	(452)	-	-	(60,067)	(135,484)
Adjustments to maintain reserves	(65)	(7,460)	(61)	(74)	24	760	(17,203)	14,057

Net equity transactions	1,404,628	277,003	(29,450)	(601,791)	(2,726)	(14,480)	(23,236,897)	(61,432,414)

Net change in contract owners’ equity	1,836,506	(1,430,934)	(4,904)	(1,221,456)	2,574	(104,686)	3,844,347	(151,555,592)
Contract owners’ equity beginning of period	322,010	1,752,944	128,455	1,349,911	23,306	127,992	120,383,769	271,939,361

Contract owners’ equity end of period	$2,158,516	322,010	123,551	128,455	25,880	23,306	124,228,116	120,383,769

CHANGES IN UNITS:
Beginning units	160,909	182,957	58,162	128,274	9,322	10,820	13,429,592	18,473,644
Units purchased	1,487,261	502,308	3,986	11,358	-	98	1,191,059	2,538,411
Units redeemed	(788,821)	(524,356)	(16,747)	(81,470)	(1,008)	(1,596)	(3,723,246)	(7,582,463)

Ending units	859,349	160,909	45,401	58,162	8,314	9,322	10,897,405	13,429,592

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGIS		OVSC		OVSCS		OVAG

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(4,261)	(24,043)	(22,325)	(60,813)	(924)	(1,645)	(588,808)	(1,092,629)
Realized gain (loss) on investments	(32,191)	444,822	(1,684,312)	(2,083,901)	(6,232)	(2,631)	(2,298,344)	5,752,427
Change in unrealized gain (loss) on investments	738,143	(3,775,931)	4,800,249	(2,608,008)	53,849	(90,807)	17,451,483	(62,520,126)
Reinvested capital gains	-	445,757	-	529,052	-	9,017	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	701,691	(2,909,395)	3,093,612	(4,223,670)	46,693	(86,066)	14,564,331	(57,860,328)

Equity transactions:
Purchase payments received from contract owners (note 3)	12,424	14,913	173,142	332,531	2,190	11,353	2,252,617	3,394,926
Transfers between funds	(132,545)	(1,686,932)	1,019,428	211,367	-	44,261	(2,811,785)	(6,661,217)
Redemptions (note 3)	(353,519)	(897,400)	(1,304,821)	(1,829,940)	(7,254)	(9,463)	(8,256,397)	(21,499,313)
Annuity benefits	-	-	(61)	-	(7,810)	(9,663)	(4,271)	(8,655)
Contract maintenance charges (note 2)	-	-	(533)	(589)	-	(4)	(4,440)	(9,098)
Contingent deferred sales charges (note 2)	(793)	(9,749)	(3,268)	(8,795)	-	-	(31,941)	(61,891)
Adjustments to maintain reserves	(80)	(38)	7,637	(75)	(43)	670	(1,706)	10,659

Net equity transactions	(474,513)	(2,579,206)	(108,476)	(1,295,501)	(12,917)	37,154	(8,857,923)	(24,834,589)

Net change in contract owners’ equity	227,178	(5,488,601)	2,985,136	(5,519,171)	33,776	(48,912)	5,706,408	(82,694,917)
Contract owners’ equity beginning of period	3,018,113	8,506,714	5,836,724	11,355,895	141,006	189,918	53,231,517	135,926,434

Contract owners’ equity end of period	$3,245,291	3,018,113	8,821,860	5,836,724	174,782	141,006	58,937,925	53,231,517

CHANGES IN UNITS:
Beginning units	391,338	664,432	954,905	1,108,657	15,897	13,112	6,695,313	8,636,413
Units purchased	6,355	8,508	2,808,481	887,546	267	4,421	536,283	1,162,852
Units redeemed	(63,020)	(281,602)	(2,690,293)	(1,041,298)	(1,582)	(1,636)	(1,588,884)	(3,103,952)

Ending units	334,673	391,338	1,073,093	954,905	14,582	15,897	5,642,712	6,695,313

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVSBS		PMVRRA		SBLD		SBLJ

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(62,792)	207,884	14,026	15,818	(2,122)	(2,099)	(776)	(643)
Realized gain (loss) on investments	(54,957)	132,649	(19,655)	11,168	(16,029)	1,564	(17,512)	(1,928)
Change in unrealized gain (loss) on investments	702,990	(1,363,229)	87,656	(106,613)	55,934	(94,274)	42,373	(25,537)
Reinvested capital gains	3,096	75,957	28,923	1,088	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	588,337	(946,739)	110,950	(78,539)	37,783	(94,809)	24,085	(28,108)

Equity transactions:
Purchase payments received from contract owners (note 3)	65,774	35,338	121,975	79,283	68,676	74,670	12,437	10,959
Transfers between funds	377,278	83,579	136,621	655,738	32,121	12,940	26,590	17,007
Redemptions (note 3)	(639,066)	(1,477,226)	(260,891)	(241,904)	(92,898)	(17,444)	(9,279)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	(139)	-	(73)	-	(15)
Contingent deferred sales charges (note 2)	(4,748)	(13,762)	(1,244)	(290)	(338)	(33)	(16)	-
Adjustments to maintain reserves	(79)	(94)	90	(17,553)	(13)	75	(11)	3

Net equity transactions	(200,841)	(1,372,165)	(3,449)	475,135	7,548	70,135	29,721	27,954

Net change in contract owners’ equity	387,496	(2,318,904)	107,501	396,596	45,331	(24,674)	53,806	(154)
Contract owners’ equity beginning of period	4,170,962	6,489,866	675,187	278,591	166,288	190,962	59,995	60,149

Contract owners’ equity end of period	$4,558,458	4,170,962	782,688	675,187	211,619	166,288	113,801	59,995

CHANGES IN UNITS:
Beginning units	346,353	452,665	66,141	25,083	21,833	15,283	11,088	6,602
Units purchased	71,668	96,556	25,251	120,057	7,595	8,384	9,047	113,712
Units redeemed	(92,686)	(202,868)	(25,867)	(78,999)	(5,947)	(1,834)	(5,358)	(109,226)

Ending units	325,335	346,353	65,525	66,141	23,481	21,833	14,777	11,088

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SBLN		SBLO		SBLP		SBLQ
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,307)	(1,317)	(7,898)	(4,811)	(3,000)	(2,542)	(6,516)	(6,630)
Realized gain (loss) on investments	(6,344)	(6,462)	(160,114)	(25,830)	4,857	(8,704)	(24,589)	10,976
Change in unrealized gain (loss) on investments	33,614	(31,348)	366,385	(316,763)	125,917	(56,918)	287,895	(285,507)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,963	(39,127)	198,373	(347,404)	127,774	(68,164)	256,790	(281,161)

Equity transactions:
Purchase payments received from contract owners (note 3)	33,768	25,673	134,694	330,116	29,177	40,177	165,976	233,907
Transfers between funds	23,002	33,714	(162,829)	666,343	260,761	(165,883)	(50,113)	(40,290)
Redemptions (note 3)	(42,723)	(39,407)	(292,753)	(113,418)	(101,357)	(114,947)	(134,337)	(64,448)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(15)	(60)	-	(112)	-	(36)	-	(210)
Contingent deferred sales charges (note 2)	(446)	(252)	(1,223)	(195)	(251)	(117)	(1,369)	(282)
Adjustments to maintain reserves	7	20	8	391	104	(50)	146	24

Net equity transactions	13,593	19,688	(322,103)	883,125	188,434	(240,856)	(19,697)	128,701

Net change in contract owners’ equity	39,556	(19,439)	(123,730)	535,721	316,208	(309,020)	237,093	(152,460)
Contract owners’ equity beginning of period	106,763	126,202	826,269	290,548	129,324	438,344	460,344	612,804

Contract owners’ equity end of period	$146,319	106,763	702,539	826,269	445,532	129,324	697,437	460,344

CHANGES IN UNITS:
Beginning units	12,844	10,932	117,337	25,150	17,473	40,974	64,592	52,222
Units purchased	3,590	6,345	17,942	107,433	39,615	27,490	18,276	28,955
Units redeemed	(2,265)	(4,433)	(59,438)	(15,246)	(21,922)	(50,991)	(19,417)	(16,585)

Ending units	14,169	12,844	75,841	117,337	35,166	17,473	63,451	64,592

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SBLV		SBLX		SBLY		PMVTRA
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(18,261)	(14,386)	(307)	(154)	(230)	(78)	84,132	48,995
Realized gain (loss) on investments	(49,996)	(17,204)	(3,890)	(401)	474	(33)	32	11,203
Change in unrealized gain (loss) on investments	686,118	(458,862)	13,196	(6,050)	5,463	(1,645)	86,403	(53,680)
Reinvested capital gains	-	-	-	-	-	-	74,667	36,799

Net increase (decrease) in contract owners’ equity resulting from operations	617,861	(490,452)	8,999	(6,605)	5,707	(1,756)	245,234	43,317

Equity transactions:
Purchase payments received from contract owners (note 3)	436,511	417,178	15,367	8,777	10,853	3,843	338,183	240,889
Transfers between funds	2,979	193,590	1,023	21,316	(5,927)	6,951	872,470	1,405,182
Redemptions (note 3)	(363,987)	(185,786)	(9)	(1,346)	-	-	(767,956)	(280,053)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(481)	-	(1)	-	(4)	-	(210)
Contingent deferred sales charges (note 2)	(2,531)	(329)	(6)	(14)	(20)	-	(2,606)	(406)
Adjustments to maintain reserves	270	354	3	(1,136)	(17)	(3)	614	(11,257)

Net equity transactions	73,242	424,526	16,378	27,596	4,889	10,787	440,705	1,354,145

Net change in contract owners’ equity	691,103	(65,926)	25,377	20,991	10,596	9,031	685,939	1,397,462
Contract owners’ equity beginning of period	1,327,038	1,392,964	22,552	1,561	14,497	5,466	1,774,326	376,864

Contract owners’ equity end of period	$2,018,141	1,327,038	47,929	22,552	25,093	14,497	2,460,265	1,774,326

CHANGES IN UNITS:
Beginning units	173,469	128,838	4,010	145	2,318	545	153,732	33,848
Units purchased	48,866	108,472	4,389	4,652	2,360	1,909	117,549	270,041
Units redeemed	(36,958)	(63,841)	(2,028)	(787)	(1,633)	(136)	(82,345)	(150,157)

Ending units	185,377	173,469	6,371	4,010	3,045	2,318	188,936	153,732

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	PVGIB		ACEG2		ACC2		VYDS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$139	155	(27,336)	(32,589)	203,074	75,437	(20,849)	(54,586)
Realized gain (loss) on investments	(5,652)	(1,652)	48,582	59,155	(269,348)	756,583	(545,263)	237,135
Change in unrealized gain (loss) on investments	7,561	(10,806)	677,709	(1,239,974)	1,932,263	(7,069,165)	1,764,076	(6,019,549)
Reinvested capital gains	-	3,317	-	-	-	766,923	-	1,492,039

Net increase (decrease) in contract owners’ equity resulting from operations	2,048	(8,986)	698,955	(1,213,408)	1,865,989	(5,470,222)	1,197,964	(4,344,961)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	14,101	137	115,376	66,930	137,214	59,357
Transfers between funds	-	-	14,750	68,694	(736,649)	(1,120,875)	(380,749)	(487,866)
Redemptions (note 3)	(3,694)	(6,482)	(226,926)	(140,334)	(1,017,613)	(1,997,497)	(1,332,989)	(2,821,050)
Annuity benefits	-	-	-	-	(3,843)	(5,234)	-	-
Contract maintenance charges (note 2)	-	(1)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(698)	(2,201)	(3,805)	(23,576)	(1,781)	(4,645)
Adjustments to maintain reserves	6	134	(65)	(77)	(195)	94	(168)	(141)

Net equity transactions	(3,688)	(6,349)	(198,838)	(73,781)	(1,646,729)	(3,080,158)	(1,578,473)	(3,254,345)

Net change in contract owners’ equity	(1,640)	(15,335)	500,117	(1,287,189)	219,260	(8,550,380)	(380,509)	(7,599,306)
Contract owners’ equity beginning of period	12,762	28,097	1,194,326	2,481,515	8,486,235	17,036,615	5,917,748	13,517,054

Contract owners’ equity end of period	$11,122	12,762	1,694,443	1,194,326	8,705,495	8,486,235	5,537,239	5,917,748

CHANGES IN UNITS:
Beginning units	1,634	2,177	207,406	215,311	1,011,292	1,281,115	691,105	975,201
Units purchased	-	16	19,105	16,826	33,093	22,265	131,376	208,181
Units redeemed	(523)	(559)	(45,187)	(24,731)	(222,676)	(292,088)	(311,789)	(492,277)

Ending units	1,111	1,634	181,324	207,406	821,709	1,011,292	510,692	691,105

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ROCMC		TRBCG2		TREI2		TRLT2
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(6,549)	11,459	(122,671)	(185,092)	71,768	186,838	266,836	321,897
Realized gain (loss) on investments	(100,256)	(27,171)	(5,034,040)	(239,353)	(4,553,780)	(2,315,115)	454,676	(43,469)
Change in unrealized gain (loss) on investments	383,373	(353,287)	9,395,817	(9,414,343)	7,167,373	(7,849,625)	324,300	(382,396)
Reinvested capital gains	-	72,227	-	-	-	663,399	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	276,568	(296,772)	4,239,106	(9,838,788)	2,685,361	(9,314,503)	1,045,812	(103,968)

Equity transactions:
Purchase payments received from contract owners (note 3)	243,916 234,371	218,482	454,138	278,607	559,873	166,306	154,364
Transfers between funds	(55,622)	158,218	(7,271,550)	1,316,562	(256,085)	2,938,361	(13,650,421)	12,266,312
Redemptions (note 3)	(118,000)	(127,042)	(1,478,995)	(2,794,771)	(1,985,561)	(3,122,007)	(4,112,823)	(2,390,323)
Annuity benefits	-	-	(19,212)	(19,136)	(31,659)	(45,270)	(12,281)	(18,748)
Contract maintenance charges (note 2)	-	(264)	(435)	(597)	(300)	(347)	(113)	(72)
Contingent deferred sales charges (note 2)	(1,134)	(150)	(3,109)	(8,487)	(6,219)	(6,597)	(23,323)	(10,856)
Adjustments to maintain reserves	(243)	246	(1,308)	490	85	2,319	(10,148)	853

Net equity transactions	68,917	265,379	(8,556,127)	(1,051,801)	(2,001,132)	326,332	(17,642,803)	10,001,530

Net change in contract owners’ equity	345,485	(31,393)	(4,317,021)	(10,890,589)	684,229	(8,988,171)	(16,596,991)	9,897,562
Contract owners’ equity beginning of period	436,495	467,888	11,724,474	22,615,063	14,952,887	23,941,058	16,609,578	6,712,016

Contract owners’ equity end of period	$781,980	436,495	7,407,453	11,724,474	15,637,116	14,952,887	12,587	16,609,578

CHANGES IN UNITS:
Beginning units	68,775	41,378	1,679,454	1,844,368	1,993,851	1,986,743	1,526,688	597,947
Units purchased	24,694	39,926	1,407,384	757,070	742,486	1,305,367	1,379,840	1,700,083
Units redeemed	(14,601)	(12,529)	(2,332,036)	(921,984)	(1,027,723)	(1,298,259)	(2,905,421)	(771,342)

Ending units	78,868	68,775	754,802	1,679,454	1,708,614	1,993,851	1,107	1,526,688

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	VWEMR		VWEM		VWHAR		VWHA
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(156,768)	(272,226)	(134,567)	(290,400)	(253,065)	(389,073)	(104,118)	(180,071)
Realized gain (loss) on investments	(7,035,063)	(11,687,014)	(3,889,732)	(222,612)	(4,167,125)	821,244	504,098	4,190,232
Change in unrealized gain (loss) on investments	17,240,733	(23,890,893)	13,681,766	(37,350,529)	17,024,224	(31,674,577)	5,264,923	(19,629,831)
Reinvested capital gains	802,362	14,938,207	1,011,248	14,422,780	140,476	8,659,750	68,964	4,230,495

Net increase (decrease) in contract owners’ equity resulting from operations	10,851,264	(20,911,926)	10,668,715	(23,440,761)	12,744,510	(22,582,656)	5,733,867	(11,389,175)

Equity transactions:
Purchase payments received from contract owners (note 3)	434,711	526,090	185,517	191,031	685,507	635,477	145,380	643,109
Transfers between funds	5,674,959	(11,013,431)	(826,101)	(3,053,485)	4,256,490	(6,122,498)	(526,033)	(3,243,713)
Redemptions (note 3)	(2,334,969)	(5,193,517)	(1,857,279)	(5,440,456)	(3,874,821)	(10,472,526)	(1,366,300)	(5,436,976)
Annuity benefits	(57)	(1,148)	(5,546)	(23,232)	(3,252)	(5,340)	(15,624)	(22,696)
Contract maintenance charges (note 2)	(184)	(193)	(336)	(807)	(276)	(263)	(97)	(477)
Contingent deferred sales charges (note 2)	(4,724)	(10,040)	(2,459)	(6,474)	(7,385)	(18,204)	(2,052)	(5,154)
Adjustments to maintain reserves	12,989	(872)	(2,309)	(58)	5,412	(129)	(246)	10,042

Net equity transactions	3,782,725	(15,693,111)	(2,508,513)	(8,333,481)	1,061,675	(15,983,483)	(1,764,972)	(8,055,865)

Net change in contract owners’ equity	14,633,989	(36,605,037)	8,160,202	(31,774,242)	13,806,185	(38,566,139)	3,968,895	(19,445,040)
Contract owners’ equity beginning of period	8,466,091	45,071,128	10,733,960	42,508,202	22,451,017	61,017,156	11,072,002	30,517,042

Contract owners’ equity end of period	$23,100,080	8,466,091	18,894,162	10,733,960	36,257,202	22,451,017	15,040,897	11,072,002

CHANGES IN UNITS:
Beginning units	785,222	1,458,468	857,455	1,160,958	1,269,810	1,841,149	540,162	800,293
Units purchased	805,519	397,496	52,428	80,526	767,187	1,063,353	28,951	70,122
Units redeemed	(575,623)	(1,070,742)	(197,246)	(384,029)	(722,880)	(1,634,692)	(95,394)	(330,253)

Ending units	1,015,118	785,222	712,637	857,455	1,314,117	1,269,810	473,719	540,162

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRASP		WRBP		WRBDP		WRCEP
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(2,023,480)	(2,612,292)	503,588	(949,093)	2,998,262	(1,459,742)	(192,835)	(2,256,548)
Realized gain (loss) on investments	6,318,051	16,219,589	1,795,582	4,132,142	(1,248,237)	(1,078,327)	(6,021,980)	4,575,696
Change in unrealized gain (loss) on investments	22,928,585	(123,515,090)	3,538,066	(22,916,709)	4,745,812	1,094,768	32,181,263	(90,860,666)
Reinvested capital gains	23,828,981	20,330,014	337,991	54,179	-	-	-	5,051,921

Net increase (decrease) in contract owners’ equity resulting from operations	51,052,137	(89,577,779)	6,175,227	(19,679,481)	6,495,837	(1,443,301)	25,966,448	(83,489,597)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,438,696	5,377,135	879,789	1,060,989	1,772,278	1,914,602	2,178,634	2,556,815
Transfers between funds	20,329,943	5,322,185	(2,153,990)	(4,542,968)	4,532,194	9,419,584	(9,532,631)	(13,933,384)
Redemptions (note 3)	(34,928,884)	(37,513,143)	(9,442,029)	(13,178,441)	(20,906,230)	(20,020,161)	(19,565,660)	(26,779,210)
Annuity benefits	(31,105)	(29,755)	(11,565)	(13,424)	(33,039)	(34,272)	(12,283)	(16,425)
Contract maintenance charges (note 2)	(41)	-	-	-	-	-	-	(62)
Contingent deferred sales charges (note 2)	(110,423)	(200,721)	(37,837)	(55,474)	(60,083)	(95,223)	(54,925)	(136,604)
Adjustments to maintain reserves	(2,911)	9,690	(476)	5,820	1,953	4,056	(481)	31,734

Net equity transactions	(10,304,725)	(27,034,609)	(10,766,108)	(16,723,498)	(14,692,927)	(8,811,414)	(26,987,346)	(38,277,136)

Net change in contract owners’ equity	40,747,412	(116,612,388)	(4,590,881)	(36,402,979)	(8,197,090)	(10,254,715)	(1,020,898)	(121,766,733)
Contract owners’ equity beginning of period	228,191,907	344,804,295	62,236,246	98,639,225	118,942,653	129,197,368	137,771,365	259,538,098

Contract owners’ equity end of period	$268,939,319	228,191,907	57,645,365	62,236,246	110,745,563	118,942,653	136,750,467	137,771,365

CHANGES IN UNITS:
Beginning units	12,909,693	14,390,538	5,696,020	7,103,270	8,981,987	9,744,380	18,240,906	22,343,431
Units purchased	3,277,982	5,309,278	859,958	2,212,535	2,367,326	4,843,743	2,492,907	7,115,799
Units redeemed	(3,909,321)	(6,790,123)	(1,854,396)	(3,619,785)	(3,471,812)	(5,606,136)	(6,010,440)	(11,218,324)

Ending units	12,278,354	12,909,693	4,701,582	5,696,020	7,877,501	8,981,987	14,723,373	18,240,906

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRDIV		WRENG		WRGNR		WRGP
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(46,425)	(431,421)	(113,104)	(139,321)	(462,391)	(40,617)	(1,192,342)	(2,865,797)
Realized gain (loss) on investments	(730,970)	1,521,989	(643,484)	422,792	(1,426,307)	2,341,583	(630,027)	8,136,002
Change in unrealized gain (loss) on investments	3,940,788	(16,387,185)	3,749,945	(7,561,825)	20,367,361	(47,372,142)	30,999,530	(105,511,623)
Reinvested capital gains	-	49,185	-	12,285	-	2,831,602	4,191,940	2,105,992
Net increase (decrease) in contract owners’ equity resulting from operations	3,163,393	(15,247,432)	2,993,357	(7,266,069)	18,478,663	(42,239,574)	33,369,101	(98,135,426)

Equity transactions:
Purchase payments received from contract owners (note 3)	291,505	999,252	155,862	626,786	917,351	1,399,957	2,312,587	2,791,705
Transfers between funds	(1,302,226)	937,874	1,212,947	4,670,150	7,323,248	1,038,331	(9,838,663)	(17,142,059)
Redemptions (note 3)	(3,158,433)	(5,352,886)	(1,181,686)	(1,292,656)	(4,631,342)	(5,942,907)	(21,678,093)	(28,097,664)
Annuity benefits	(3,398)	(4,137)	-	-	(1,849)	(2,875)	(11,694)	(14,017)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7,771)	(32,063)	(3,322)	(5,433)	(13,262)	(31,610)	(80,138)	(157,182)
Adjustments to maintain reserves	(374)	(187)	(167)	(105)	(365)	(333)	(2,716)	16,409

Net equity transactions	(4,180,697)	(3,452,147)	183,634	3,998,742	3,593,781	(3,539,437)	(29,298,717)	(42,602,808)

Net change in contract owners’ equity	(1,017,304)	(18,699,579)	3,176,991	(3,267,327)	22,072,444	(45,779,011)	4,070,384	(140,738,234)
Contract owners’ equity beginning of period	24,437,327	43,136,906	7,688,769	10,956,096	24,916,168	70,695,179	151,875,121	292,613,355

Contract owners’ equity end of period	$23,420,023	24,437,327	10,865,760	7,688,769	46,988,612	24,916,168	155,945,505	151,875,121

CHANGES IN UNITS:
Beginning units	2,406,092	2,699,802	1,046,875	794,716	3,038,959	3,287,167	20,570,540	25,148,472
Units purchased	434,311	1,190,088	483,019	936,240	1,378,298	1,617,833	2,610,477	7,248,335
Units redeemed	(866,227)	(1,483,798)	(466,116)	(684,081)	(1,078,751)	(1,866,041)	(6,409,913)	(11,826,267)

Ending units	1,974,176	2,406,092	1,063,778	1,046,875	3,338,506	3,038,959	16,771,104	20,570,540

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRHIP		WRIP		WRI2P		WRMIC

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$5,732,309	(472,701)	140,299	(725,665)	400,363	(249,106)	(39,050)	(59,902)
Realized gain (loss) on investments	(269,739)	(1,115,548)	2,237,652	4,363,468	(2,488,334)	(966,393)	(348,170)	2,652
Change in unrealized gain (loss) on investments	21,265,608	(16,350,585)	7,178,898	(40,979,851)	6,156,159	(14,803,484)	1,492,389	(2,860,331)
Reinvested capital gains	-	-	-	1,289,104	980,727	489,117	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,728,178	(17,938,834)	9,556,849	(36,052,944)	5,048,915	(15,529,866)	1,105,169	(2,917,581)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,463,640	1,115,645	682,556	1,077,574	170,974	447,529	55,186	110,934
Transfers between funds	11,505,322	(1,287,783)	2,497,212	(3,583,813)	858,938	(3,982,632)	516,981	(343,848)
Redemptions (note 3)	(11,473,380)	(8,958,736)	(7,419,037)	(8,097,305)	(2,821,104)	(3,474,581)	(425,994)	(459,542)
Annuity benefits	(22,216)	(15,832)	(2,623)	(4,281)	(8,731)	(7,934)	(2,255)	(4,208)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(39,497)	(43,739)	(29,688)	(50,282)	(8,868)	(23,063)	(1,373)	(4,993)
Adjustments to maintain reserves	(375)	6,333	(211)	8,917	(1,232)	5,892	452	52

Net equity transactions	1,433,494	(9,184,112)	(4,271,791)	(10,649,190)	(1,810,023)	(7,034,789)	142,997	(701,605)

Net change in contract owners’ equity	28,161,672	(27,122,946)	5,285,058	(46,702,134)	3,238,892	(22,564,655)	1,248,166	(3,619,186)
Contract owners’ equity beginning of period	56,932,952	84,055,898	43,289,824	89,991,958	17,485,819	40,050,474	2,803,030	6,422,216

Contract owners’ equity end of period	$85,094,624	56,932,952	48,574,882	43,289,824	20,724,711	17,485,819	4,051,196	2,803,030

CHANGES IN UNITS:
Beginning units	4,801,530	5,514,524	5,243,842	6,280,053	1,645,885	2,118,596	350,971	416,786
Units purchased	1,833,792	1,861,801	1,484,094	2,265,176	491,395	689,829	149,951	165,270
Units redeemed	(1,686,476)	(2,574,795)	(2,049,307)	(3,301,387)	(682,708)	(1,162,540)	(139,015)	(231,085)

Ending units	4,948,846	4,801,530	4,678,629	5,243,842	1,454,572	1,645,885	361,907	350,971

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRMCG		WRMMP		WRMSP		WRRESP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(135,137)	(170,082)	(72,780)	429,651	254,330	(31,041)	162,567	(126,154)
Realized gain (loss) on investments	(701,518)	10,049	-	-	(293,975)	(206,578)	(2,178,321)	(544,934)
Change in unrealized gain (loss) on investments	4,902,103	(5,895,996)	-	-	436,785	(756,628)	3,576,435	(6,294,814)
Reinvested capital gains	-	175,165	-	-	-	-	-	248,914

Net increase (decrease) in contract owners’ equity resulting from operations	4,065,448	(5,880,864)	(72,780)	429,651	397,140	(994,247)	1,560,681	(6,716,988)

Equity transactions:
Purchase payments received from contract owners (note 3)	187,968	255,665	8,085,623	2,886,776	42,058	117,722	222,841	333,916
Transfers between funds	3,122,657	(317,196)	(4,466,459)	50,433,521	(326,766)	(863,584)	(549,747)	(970,870)
Redemptions (note 3)	(2,112,030)	(1,424,429)	(32,908,264)	(26,581,291)	(975,124)	(1,152,576)	(1,318,565)	(1,828,968)
Annuity benefits	-	-	(23,926)	(17,576)	(1,264)	(2,064)	(2,457)	(4,709)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,504)	(6,539)	(77,908)	(112,361)	(1,913)	(3,904)	(4,507)	(14,856)
Adjustments to maintain reserves	(215)	(10,828)	5,277	17,215	(115)	(170)	(2,679)	898

Net equity transactions	1,193,876	(1,503,327)	(29,385,657)	26,626,284	(1,263,124)	(1,904,576)	(1,655,114)	(2,484,589)

Net change in contract owners’ equity	5,259,324	(7,384,191)	(29,458,437)	27,055,935	(865,984)	(2,898,823)	(94,433)	(9,201,577)
Contract owners’ equity beginning of period	9,436,571	16,820,762	67,549,140	40,493,205	6,466,888	9,365,711	9,888,882	19,090,459

Contract owners’ equity end of period	$14,695,895	9,436,571	38,090,703	67,549,140	5,600,904	6,466,888	9,794,449	9,888,882

CHANGES IN UNITS:
Beginning units	1,106,727	1,245,741	6,113,637	3,735,294	672,056	855,365	1,068,301	1,285,756
Units purchased	581,646	584,332	3,830,840	7,984,467	149,146	358,254	285,094	652,473
Units redeemed	(499,996)	(723,346)	(6,515,946)	(5,606,124)	(277,357)	(541,563)	(483,708)	(869,928)

Ending units	1,188,377	1,106,727	3,428,531	6,113,637	543,845	672,056	869,687	1,068,301

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRSTP		WRSCP		WRSCV		WRVP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(969,244)	(1,384,958)	(496,451)	(1,215,642)	(92,700)	(104,126)	497,684	(985,737)
Realized gain (loss) on investments	2,351,564	4,022,139	448,289	4,676,896	(1,055,510)	(850,922)	(1,567,132)	2,928,195
Change in unrealized gain (loss) on investments	21,764,143	(49,372,796)	18,757,875	(52,623,308)	3,050,968	(2,292,457)	14,055,829	(39,058,141)
Reinvested capital gains	5,252,733	2,785,882	-	1,320,347	-	184,322	-	629,272

Net increase (decrease) in contract owners’ equity resulting from operations	28,399,196	(43,949,733)	18,709,713	(47,841,707)	1,902,758	(3,063,183)	12,986,381	(36,486,411)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,593,516	1,877,522	995,246	1,429,849	117,861	185,251	802,610	966,918
Transfers between funds	(1,263,433)	(7,536,349)	(999,587)	(9,253,838)	(53,765)	(197,854)	(3,476,195)	(7,865,460)
Redemptions (note 3)	(11,687,782)	(12,459,810)	(9,598,632)	(10,918,980)	(1,110,086)	(1,166,148)	(9,027,570)	(10,450,066)
Annuity benefits	(5,987)	(7,261)	(6,810)	(11,108)	(8,355)	(6,760)	(10,803)	(15,132)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(53,089)	(79,605)	(32,754)	(75,836)	(2,647)	(6,828)	(40,025)	(77,358)
Adjustments to maintain reserves	(2,091)	1,151	(1,957)	10,927	(400)	(4)	(231)	345

Net equity transactions	(11,418,866)	(18,204,352)	(9,644,494)	(18,818,986)	(1,057,392)	(1,192,343)	(11,752,214)	(17,440,753)

Net change in contract owners’ equity	16,980,330	(62,154,085)	9,065,219	(66,660,693)	845,366	(4,255,526)	1,234,167	(53,927,164)
Contract owners’ equity beginning of period	74,961,222	137,115,307	63,743,886	130,404,579	7,788,684	12,044,210	62,136,923	116,064,087

Contract owners’ equity end of period	$91,941,552	74,961,222	72,809,105	63,743,886	8,634,050	7,788,684	63,371,090	62,136,923

CHANGES IN UNITS:
Beginning units	8,066,843	9,699,144	7,141,914	8,843,950	824,726	921,499	6,491,989	7,960,591
Units purchased	1,387,537	2,699,063	1,272,955	2,689,893	232,432	404,552	1,088,787	1,822,179
Units redeemed	(2,516,948)	(4,331,364)	(2,311,055)	(4,391,929)	(337,364)	(501,325)	(2,305,094)	(3,290,781)

Ending units	6,937,432	8,066,843	6,103,814	7,141,914	719,794	824,726	5,275,682	6,491,989

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SVOF		WFVSCG		WIEP		WVCP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(510,896)	729,968	(16,563)	-	(18,170)	34,440	16,037	12,041
Realized gain (loss) on investments	(34,456,674)	5,327,091	97,997	-	441,743	393,153	(38,972)	80,869
Change in unrealized gain (loss) on investments	53,085,484	(82,256,265)	400,780	-	(67,524)	(2,977,267)	279,387	(1,098,985)
Reinvested capital gains	-	25,001,571	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	18,117,914	(51,197,635)	482,214	-	356,049	(2,549,674)	256,452	(1,006,075)

Equity transactions:
Purchase payments received from contract owners (note 3)	974,102	2,303,077	19,239	-	4,142	9,970	4,829	12,444
Transfers between funds	(78,669,406)	(10,099,924)	4,323,989	-	(3,398,263)	(181,321)	(1,129,504)	(120,617)
Redemptions (note 3)	(7,814,619)	(22,234,173)	(135,734)	-	(249,254)	(852,767)	(94,757)	(435,050)
Annuity benefits	(8,222)	(16,321)	-	-	-	(1,647)	-	-
Contract maintenance charges (note 2)	(999)	(2,289)	(5)	-	(13)	(44)	(4)	(37)
Contingent deferred sales charges (note 2)	(22,517)	(81,989)	(555)	-	(36)	(93)	(167)	(88)
Adjustments to maintain reserves	9,140	29,732	(56)	-	(45)	(284)	(83)	(217)

Net equity transactions	(85,532,521)	(30,101,887)	4,206,878	-	(3,643,469)	(1,026,186)	(1,219,686)	(543,565)

Net change in contract owners’ equity	(67,414,607)	(81,299,522)	4,689,092	-	(3,287,420)	(3,575,860)	(963,234)	(1,549,640)
Contract owners’ equity beginning of period	67,739,222	149,038,744	-	-	3,287,420	6,863,280	963,234	2,512,874

Contract owners’ equity end of period	$324,615	67,739,222	4,689,092	-	-	3,287,420	-	963,234

CHANGES IN UNITS:
Beginning units	8,437,109	10,766,464	-	-	351,739	429,076	137,487	189,766
Units purchased	701,258	1,657,625	441,589	-	413	1,727	-	489
Units redeemed	(9,111,563)	(3,986,980)	(83,078)	-	(352,152)	(79,064)	(137,487)	(52,768)

Ending units	26,804	8,437,109	358,511	-	-	351,739	-	137,487

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	BF		SGRF		JPMCVP		WGIP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$214,444	1,243,604	(86,529)	(545,889)	209,246	(6,076)	249,648	122,868
Realized gain (loss) on investments	(18,309,048)	(272,805)	(11,029,249)	5,330,616	(6,435,488)	(492,149)	(2,901,776)	(219,773)
Change in unrealized gain (loss) on investments	16,886,732	(33,551,999)	12,134,483	(31,856,522)	5,690,300	(8,443,606)	3,465,093	(3,569,481)
Reinvested capital gains	-	8,777,720	-	-	22,194	1,484,506	-	617,366

Net increase (decrease) in contract owners’ equity resulting from operations	(1,207,872)	(23,803,480)	1,018,705	(27,071,795)	(513,748)	(7,457,325)	812,965	(3,049,020)

Equity transactions:
Purchase payments received from contract owners (note 3)	(1,044,937)	1,341,069	(480,241)	1,485,766	12,983	9,693	86,441	86,986
Transfers between funds	(50,702,988)	(5,369,688)	(24,722,407)	(9,106,224)	(10,794,242)	(5,683,501)	(5,010,364)	(469,686)
Redemptions (note 3)	(4,235,054)	(18,852,943)	(1,228,501)	(10,214,632)	(390,600)	(3,978,350)	(532,364)	(1,221,330)
Annuity benefits	(12,253)	(22,951)	(4,372)	(24,961)	(569)	(3,627)	-	-
Contract maintenance charges (note 2)	(549)	(2,079)	(715)	(2,936)	(239)	(498)	(68)	(171)
Contingent deferred sales charges (note 2)	(8,381)	(44,856)	(9,301)	(31,791)	(2,643)	(5,192)	(126)	(1,361)
Adjustments to maintain reserves	(299,719)	6	(177,418)	2,772	(1,819)	(366)	(405)	(57)

Net equity transactions	(56,303,881)	(22,951,442)	(26,622,955)	(17,892,006)	(11,177,129)	(9,661,841)	(5,456,886)	(1,605,619)

Net change in contract owners’ equity	(57,511,753)	(46,754,922)	(25,604,250)	(44,963,801)	(11,690,877)	(17,119,166)	(4,643,921)	(4,654,639)
Contract owners’ equity beginning of period	57,511,753	104,266,675	25,604,250	70,568,051	11,690,877	28,810,043	4,643,921	9,298,560

Contract owners’ equity end of period	$-	57,511,753	-	25,604,250	-	11,690,877	-	4,643,921

CHANGES IN UNITS:
Beginning units	6,114,999	8,194,862	3,026,086	4,466,109	1,228,220	2,001,101	424,452	537,328
Units purchased	261,055	1,401,274	119,094	1,033,578	20,013	110,617	25,129	22,416
Units redeemed	(6,376,054)	(3,481,137)	(3,145,180)	(2,473,601)	(1,248,233)	(883,498)	(449,581)	(135,292)

Ending units	-	6,114,999	-	3,026,086	-	1,228,220	-	424,452

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

BBLCG

	2009	2008

Investment activity:
Net investment income (loss)	$-	-
Realized gain (loss) on investments	-	-
Change in unrealized gain (loss) on investments	-	-
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	(181)	-
Transfers between funds	181	-
Redemptions (note 3)	-	-
Annuity benefits	-	-
Contract maintenance charges (note 2)	-	-
Contingent deferred sales charges (note 2)	-	-
Adjustments to maintain reserves	-	-

Net equity transactions	-	-

Net change in contract owners’ equity	-	-
Contract owners’ equity beginning of period	-	-

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	-
Units purchased	1,500	-
Units redeemed	(1,500)	-

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

On August 20, 2001, the Company transferred to the Account, 50,000 shares of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 shares of the First Horizon Capital Appreciation Portfolio, for which the Account was credited 50,000 units of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 units of the First Horizon Capital Appreciation Portfolio.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

BB&T FUNDS

Capital Manager Equity VIF (BBCMAG)

Large Cap VIF (BBGI)

Mid Cap Growth VIF (BBCA)

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)

U.S. Equity Flex I Portfolio (WSCP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)

Mid Cap Growth Series - Service Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

International Magnum Portfolio- Class I (MSVIM)*

Mid Cap Growth Portfolio- class I (MSVMG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)*

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)

Gartmore NVIT Global Utilities Fund - Class I (GVGU1)

Gartmore NVIT Global Utilities Fund - Class III (GVGU)

Gartmore NVIT International Equity Fund - Class I (GIG)

Gartmore NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)*

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Fund - Class I (TRF)

NVIT Fund - Class II (TRF2)

NVIT Global Financial Services Fund - Class I (GVGF1)

NVIT Global Financial Services Fund - Class III (GVGFS)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

NVIT Growth Fund - Class I (CAF)

NVIT Health Sciences Fund - Class I (GVGH1)

NVIT Health Sciences Fund - Class III (GVGHS)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Leaders Fund - Class I (GVUS1)*

NVIT Leaders Fund - Class III (GVUSL)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Technology & Communications Fund - Class I (GGTC)

NVIT Technology & Communications Fund - Class III (GGTC3)

NVIT U.S. Growth Leaders Fund - Class I (GVUG1)

NVIT U.S. Growth Leaders Fund - Class III (GVUGL)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Portfolios of the AIM Variable Insurance Funds

V.I. Basic Balanced Fund - Series I (AVB)

V.I. Basic Value Fund - Series II (AVBV2)

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Capital Appreciation Fund - Series II (AVCA2)

V.I. Capital Development Fund - Series II (AVCD2)

V.I. Core Equity Fund - Series I (AVGI)

V.I. Core Equity Fund - Series II (AVCE2)

V.I. Global Health Care Fund - Series I (IVHS)

V.I. Global Real Estate Fund - Series I (IVRE)

V.I. International Growth Fund - Series I (AVIE)*

V.I. Large Cap Growth Fund - Series I (AVLCG)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc.

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Large Cap Growth Portfolio: Class B (ALVPGB)

VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

Portfolios of the American Century Variable Portfolios, Inc.

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)

VP Ultra(R) Fund - Class II (ACVU2)*

VP Value Fund - Class I (ACVV)

VP Value Fund - Class II (ACVV2)

VP Vista(SM) Fund - Class I (ACVVS1)*

VP Vista(SM) Fund - Class II (ACVVS2)*

Portfolios of the Dreyfus Investment Portfolios

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

Portfolios of the Dreyfus Variable Investment Fund

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Developing Leaders Portfolio - Initial Shares (DSC)

Developing Leaders Portfolio - Service Shares (DVDLS)*

International Value Portfolio - Initial Shares (DVIV)

Portfolios of the Evergreen Variable Annuity Funds

VA Diversified Capital Builder Fund - Class 1 (EVFF)*

VA Diversified Income Builder Fund - Class 1 (EVSI)*

VA Fundamental Large Cap Fund - Class 1 (EVGI)*

VA International Equity Fund - Class 1 (EVIG)*

VA Omega Fund - Class 1 (EVOM)*

VA Special Values Fund - Class 1 (EVSC)*

Portfolios of the Federated Insurance Series

Capital Appreciation Fund II - Service Shares (FCA2S)

Clover Value Fund II - Service Shares (FALFS)

High Income Bond Fund II - Service Shares (FHIBS)

Market Opportunity Fund II - Service Shares (FVMOS)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

Portfolios of the Fidelity Variable Insurance Products Fund Fidelity

Contrafund Portfolio - Service Class 2 (FC2)

Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)

VIP Fund - Contrafund Portfolio - Service Class (FCS)

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)

VIP Fund - High Income Portfolio - Service Class (FHIS)

VIP Fund - High Income Portfolio - Service Class R (FHISR)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

Portfolios of the Franklin Templeton Variable Insurance Products Trust

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Portfolios of the Neuberger Berman Advisers Management Trust

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Partners Portfolio- I Class Shares (AMTP)

Regency Portfolio - S Class Shares (AMRS)

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA - Service Class (OVCAFS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Class 4 (OVHI4)*

High Income Fund/VA - Non-Service Shares (OVHI)

High Income Fund/VA - Service Class (OVHIS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)

MidCap Fund/VA - Non-Service Shares (OVAG)

Strategic Bond Fund/VA - Service Class (OVSBS)

Portfolios of the PIMCO Variable Insurance Trust

Real Return Portfolio - Administrative Class (PMVRRA)

Series D (Global Series) (SBLD)

Series J (Mid Cap Growth Series) (SBLJ)

Series N (Managed Asset Allocation Series) (SBLN)

Series O (All Cap Value Series) (SBLO)

Series P (High Yield Series) (SBLP)

Series Q (Small Cap Value Series) (SBLQ)

Series V (Mid Cap Value Series) (SBLV)

Series X (Small Cap Growth Series) (SBLX)

Series Y (Select 25 Series) (SBLY)

Total Return Portfolio - Administrative Class (PMVTRA)

Portfolios of the Putnam Variable Trust

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

Putnam VT International Equity Fund - IB Shares (PVTIGB)*

Putnam VT Voyager Fund - IB Shares (PVTVB)*

Portfolios of the Van Kampen Life Investment Trust

Capital Growth Portfolio - Class II (ACEG2)

Comstock Portfolio - Class II (ACC2)

Portfolios of the Victory Variable Insurance Funds

Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)

Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)

Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)

Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

Z CLOSED FUNDS

International Equity Flex I Portfolio (obsolete) (WIEP)*

International Equity Flex II Portfolio (obsolete) (WVCP)*

J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)*

NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)*

U.S. Equity Flex II Portfolio (obsolete) (WGIP)*

Variable Insurance Funds - Large Cap Growth VIF (obsolete) (BBLCG)*

Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)*

*	At December 31, 2009, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

The charges above are assessed against each contract by redeeming units.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II(2)	BOA V(3)	BOA Choice Venue
Variable Account Charges - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%	-	0.15%	-
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%	-	0.10%	-
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15% (5)	0.15% (5)	-	-
One-Year Step Up	0.05% (6)	0.10% (6)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20% (5)	0.20% (5)	-	0.15%
5% Enhanced	0.10% (7)	0.15% (7)	0.10%	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(8)	0.45% (9)	-	0.45% (9)
Option 2	0.30%(8)	0.30% (9)	-	0.30% (9)
Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%	-	-	-
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Capital Preservation Plus Option	0.50%	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period.

Maximum Variable Account Charges (10):	3.95%	2.80%	1.70%	3.10%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

Nationwide Variable Account - 9 Options, Continued	BOA Choice (4)	BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges - Recurring	1.20%	1.25%	1.75%	1.60%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
Greater of One-Year or 5% Enhanced	0.15% (5)	-	-	-
5% Enhanced	0.05% (7)	-	-	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45% (9)	-	-	-
Option 2	0.30% (9)	-	-	-
Beneficiary Protector Option	0.40%	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
America’s Income Annuity Income Foundation Rider	-	1.00%	-	-
Provides for a guarantee of variable annuity payments.

Maximum Variable Account Charges (10):	2.20%	2.25%	1.75%	1.60%
(1)	Includes Key Bank, NEA, Waddell & Reed Select Plus, America’s Horizon and BB&T products.
(2)	Includes Waddill & Reed Advisors select Reserve product.
(3)	Includes NEA Select product.
(4)	Includes Key Bank and Paine Weber products.
(5)	Available beginning January 2, 2001 or a later date if state law requires.
(6)	Available until state approval is received for the One-Year Enhanced Death Benefit Option.
(7)	Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option
(8)	No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.
(9)	No longer available effective May 1, 2003. Applicant could have elected one GMIB option.
(10)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2009.

	Total	BBCMAG	BBGI	BBCA	MLVGA3	CSIEF3	WSCP	JPMMV1

0.95%	$25,302,310	$1,302	$4,364	$3,544	$10,386	$366	$5,524	$25,336
1%	7,509,956	-	-	-	3,463	119	2,365	8,606
1.05%	1,413,969	-	5	14	159	61	1,209	1,515
1.1%	12,755,405	997	3,980	2,013	4,636	22	286	9,347
1.15%	6,163,636	418	2,127	454	6,849	-	84	2,968
1.2%	11,436,638	31	99	65	14,618	53	2,351	16,059
1.25%	2,482,291	67	185	104	1,715	-	271	2,373
1.3%	2,054,311	167	1,436	679	598	-	600	2,577
1.35%	2,769,403	107	698	569	899	-	28	2,781
1.4%	4,229,584	193	3,583	2,162	2,551	-	58	3,153
1.45%	744,741	779	860	589	279	-	5	201
1.5%	1,529,628	56	96	56	689	-	-	675
1.55%	1,410,775	27	2,085	-	1,751	-	73	417
1.6%	1,891,945	1,866	1,790	2,191	155	-	-	1,850
1.65%	1,637,419	1,519	57	27	694	-	-	731
1.7%	171,615	2,662	-	-	198	-	2	145
1.75%	794,262	-	-	-	12	-	-	185
1.8%	584,612	-	-	-	201	-	-	837
1.85%	191,750	-	-	-	385	-	1	185
1.9%	132,333	-	-	-	43	-	-	82
1.95%	637,983	-	-	-	1,178	-	-	-
2%	96,010	-	-	-	11	-	-	-
2.05%	418,524	-	-	-	-	-	-	395
2.1%	415,452	-	-	-	71	-	-	-
2.15%	53,731	-	-	-	-	-	-	-
2.2%	390,947	-	-	-	18	-	-	643
2.25%	472,356	-	-	-	-	-	-	-
2.3%	92	-	-	-	-	-	-	-
2.35%	19,559	-	-	-	-	-	-	-
2.4%	905	-	-	-	-	-	-	-
2.45%	42,535	-	-	-	-	-	-	-
2.5%	51,543	-	-	-	-	-	-	-
2.6%	83,806	-	-	-	-	-	-	-

Totals	$87,890,026	$10,191	$21,365	$12,467	$51,559	$621	$12,857	$81,061

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 9 NOTES TO FINANCIAL STATEMENTS

	JABS	JACAS	JAGTS2	JAGTS	JARLCS	JAIGS2	JAIGS	MIGSC

0.95%	$-	$401,796	$37,429	$59,978	$3,692	$271,999	$220,302	$-
1%	-	194,059	12,898	39,346	1,092	90,902	139,249	-
1.05%	-	22,501	1,080	4,922	6	13,947	16,768	-
1.1%	-	144,940	17,002	12,724	866	127,389	77,569	-
1.15%	-	56,203	6,768	5,907	557	50,602	35,708	-
1.2%	-	240,944	27,162	30,079	1,131	199,917	145,172	-
1.25%	1,294	39,461	7,085	4,947	332	37,733	17,463	2,054
1.3%	-	60,500	2,396	6,204	13	18,259	23,112	-
1.35%	-	45,409	5,919	3,144	41	42,963	12,370	-
1.4%	-	50,743	4,257	2,314	338	44,596	16,865	-
1.45%	-	7,075	241	1,320	128	7,040	3,955	-
1.5%	-	24,162	787	2,086	29	8,878	10,513	-
1.55%	-	12,640	954	564	15	6,287	3,324	-
1.6%	-	18,568	1,051	988	746	17,118	2,304	-
1.65%	-	24,257	3,106	986	168	19,463	5,077	-
1.7%	-	3,695	62	187	-	2,236	558	-
1.75%	-	4,677	1,204	35	7	7,872	533	-
1.8%	-	8,087	1,107	434	89	2,375	3,435	-
1.85%	-	3,128	505	5	-	3,716	17	-
1.9%	-	856	89	7	520	608	8	-
1.95%	-	7,020	2	-	154	3,026	-	-
2%	-	387	-	3	-	302	11	-
2.05%	-	2,884	467	296	-	2,231	-	-
2.1%	-	334	25	-	-	183	-	-
2.15%	-	-	-	-	-	83	-	-
2.2%	-	1,227	43	67	-	1,151	1,772	-
2.25%	-	3,268	-	-	23	100	-	48
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	136	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$1,294	$1,378,821	$131,639	$176,543	$10,083	$980,976	$736,085	$2,102

	MMCGSC	MNDSC	MVFSC	MSVFI	MSVF2	MSEM	MSVMG	MSVRE

0.95%	$-	$-	$114,523	$25,471	$-	$46,545	$16,293	$196,468
1%	-	-	27,621	4,027	-	14,956	7,631	46,531
1.05%	-	-	3,441	591	-	2,603	1,164	6,092
1.1%	-	-	35,245	5,454	-	15,387	6,882	67,683
1.15%	-	-	16,691	3,814	-	8,133	3,296	33,223
1.2%	-	-	57,611	8,598	-	24,191	20,539	76,778
1.25%	-	-	9,666	3,784	650	3,686	1,896	13,988
1.3%	-	-	8,067	2,594	-	2,295	2,000	9,172
1.35%	-	-	8,327	1,459	-	6,664	5,322	19,402
1.4%	-	-	11,568	2,189	-	4,849	1,603	20,876
1.45%	-	-	4,785	62	-	2,351	264	4,611
1.5%	3,959	1,671	10,378	182	1,141	546	1,899	9,832
1.55%	-	-	3,886	233	-	2,022	523	5,305
1.6%	1,567	501	9,856	584	468	9,063	865	25,001
1.65%	5,112	2,317	13,366	1,232	1,785	2,769	3,722	11,040
1.7%	-	-	1,116	1	-	86	4	725
1.75%	2,044	569	4,598	5,380	762	3,658	2,797	8,507
1.8%	909	482	643	359	48	349	848	4,615
1.85%	-	-	4,141	270	-	97	11	1,526
1.9%	1,135	614	1,954	-	594	8	4	907
1.95%	3,253	3,339	12,028	-	6,712	-	79	3,781
2%	-	-	2,236	-	-	365	5	1,340
2.05%	2,851	2,677	5,669	-	320	781	1,068	3,525
2.1%	2,650	2,359	4,507	-	28	31	-	3,588
2.15%	54	88	1,705	-	-	4	-	45
2.2%	1,317	1,785	7,540	-	240	-	656	2,878
2.25%	-	-	2,654	-	2,730	-	-	59
2.3%	-	-	-	-	-	-	-	-
2.35%	-	126	-	-	-	-	-	406
2.4%	-	-	-	-	-	-	-	6
2.45%	72	499	885	-	-	-	-	172
2.5%	584	503	1,191	-	204	-	-	51
2.6%	537	98	239	-	864	-	-	437

	$26,044	$17,628	$386,137	$66,284	$16,546	$151,439	$79,371	$578,570

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	NVAGF3	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF

0.95%	$802	$425	$99,938	$91,523	$74,287	$102,325	$25,196	$133,221
1%	253	11	34,155	27,402	16,114	22,228	10,645	45,448
1.05%	17	-	6,509	9,764	4,253	7,535	1,745	12,252
1.1%	365	248	28,895	26,363	27,452	28,641	9,954	42,834
1.15%	127	-	23,949	18,822	15,444	20,138	5,132	31,336
1.2%	2,188	329	60,311	101,091	45,733	60,922	19,004	49,050
1.25%	32	-	23,672	8,091	10,958	12,821	5,150	8,661
1.3%	-	128	25,579	11,848	26,081	13,346	2,528	13,684
1.35%	2	5	9,821	20,176	8,755	18,166	7,227	12,795
1.4%	14	23	30,865	29,939	20,729	14,402	6,088	14,842
1.45%	51	-	1,452	1,592	165	297	45	1,262
1.5%	-	-	2,199	2,452	573	2,999	730	6,687
1.55%	4	-	2,828	2,227	2,685	2,060	1,677	5,474
1.6%	7	77	7,157	3,212	3,834	3,389	600	7,998
1.65%	-	-	6,694	6,781	2,853	4,473	3,092	6,891
1.7%	-	-	154	325	18	307	-	986
1.75%	-	-	2,173	748	1,226	2,356	104	7,687
1.8%	-	-	1,658	1,306	853	1,592	22	6,252
1.85%	-	-	675	568	638	377	-	536
1.9%	-	-	63	93	83	76	118	18
1.95%	-	-	1,190	674	66	590	1,475	294
2%	-	-	44	22	-	-	22	19
2.05%	-	-	3,749	23	153	-	146	75
2.1%	-	-	-	-	-	35	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	345	41	-	9	-	212
2.25%	-	14	31,356	9,105	-	9,911	7,729	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$3,862	$1,260	$405,431	$374,188	$262,953	$328,995	$108,429	$408,514

	HIBF3	GEM	GEM3	GEM6	GVGU1	GVGU	GIG	GIG3

0.95%	$120,184	$5,917	$181,594	$-	$-	$34,935	$2,557	$78,151
1%	36,656	2,420	48,009	-	-	15,353	166	32,608
1.05%	4,583	142	5,845	-	-	1,069	140	5,851
1.1%	44,168	4,910	62,654	-	-	10,623	3,387	23,851
1.15%	20,101	2,171	34,158	-	-	7,469	1,594	12,855
1.2%	268,646	1,469	92,970	-	-	20,011	471	49,207
1.25%	21,763	1,484	16,244	-	270	2,440	258	7,216
1.3%	17,415	156	11,803	-	-	2,595	114	8,364
1.35%	13,753	96	23,267	-	-	2,634	398	10,482
1.4%	16,594	585	20,474	-	-	4,648	357	8,633
1.45%	1,347	85	3,118	-	-	797	22	4,182
1.5%	2,392	392	5,035	3,985	-	1,270	190	4,042
1.55%	2,244	15	5,198	-	-	5,821	116	4,952
1.6%	6,250	77	9,909	951	-	5,618	-	6,987
1.65%	2,145	354	3,740	810	-	706	99	1,290
1.7%	853	18	1,595	-	-	555	-	1,460
1.75%	1,081	-	11,604	544	-	1,050	-	1,966
1.8%	1,140	76	2,669	11	-	1,116	168	1,102
1.85%	639	-	6,001	-	-	662	141	4,962
1.9%	40	-	326	576	-	9	-	-
1.95%	1	-	5,675	2,645	-	1,177	-	7,027
2%	12	-	1,250	-	-	118	-	68
2.05%	553	478	1,220	1,028	-	6	-	562
2.1%	-	-	502	1,083	-	94	-	485
2.15%	-	-	-	211	-	4	-	1
2.2%	26	-	1,054	3,359	-	443	-	1,041
2.25%	-	-	8	-	-	4	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	99	-	-	-	-
2.5%	-	-	-	845	-	-	-	-
2.6%	-	-	-	84	-	-	-	-

	$582,586	$20,845	$555,922	$16,231	$270	$121,227	$10,178	$277,345

	NVIE6	GEF	GEF3	NVNMO1	NVNSR1	NVNSR2	NVCRA2	NVCRB2

0.95%	$-	$29,421	$18,749	$138,551	$17,176	$-	$10,184	$6,754
1%	-	13,433	6,487	59,094	5,945	-	1,138	4,173
1.05%	-	3,459	1,376	14,789	626	-	14	1,186
1.1%	-	6,886	9,638	57,111	9,830	-	1,261	6,263
1.15%	-	1,331	3,609	23,604	4,913	-	2,100	4,628
1.2%	-	10,881	10,574	58,004	4,363	-	4,662	14,281
1.25%	490	3,135	1,858	10,314	3,580	-	966	2,418
1.3%	-	3,717	3,330	13,000	825	-	15	1,041
1.35%	-	882	2,441	17,007	1,550	-	76	3,861
1.4%	-	1,521	3,253	12,530	2,315	-	-	2,526
1.45%	-	137	330	2,601	152	-	-	-
1.5%	-	716	41	2,912	127	-	-	-
1.55%	-	199	543	3,530	600	-	-	50
1.6%	-	801	1,270	3,773	659	-	-	134
1.65%	-	641	465	4,630	343	-	478	2,095
1.7%	-	62	329	464	77	-	-	-
1.75%	-	103	541	1,061	237	-	-	543
1.8%	-	816	309	1,884	-	-	-	-
1.85%	-	17	154	478	-	-	-	-
1.9%	-	-	-	157	-	-	-	-
1.95%	-	-	57	1	-	-	-	-
2%	-	-	-	8	-	-	-	-
2.05%	-	292	219	650	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	60	43	202	-	12	-	-
2.25%	-	-	-	154	297	-	-	2,165
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$490	$78,510	$65,616	$426,509	$53,615	$12	$20,894	$52,118

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2

0.95%	$5,135	$15,240	$22,150	$8,206	$16,145	$12,888	$-	$6,809
1%	2,978	1,451	11,833	3,942	4,058	4,545	-	1,143
1.05%	5	156	315	-	955	2,967	-	-
1.1%	19,743	4,542	11,415	2,988	2,725	7,000	-	2,026
1.15%	1,739	1,626	6,180	433	2,982	3,177	-	1,845
1.2%	4,828	17,496	22,894	10,635	10,809	3,486	-	3,453
1.25%	2,568	2,838	4,961	3,532	4,203	1,897	-	447
1.3%	7,179	1,252	7,002	2,963	4,205	1,553	-	2,942
1.35%	6,505	2,799	12,411	2,091	2,703	2,440	-	89
1.4%	552	853	2,811	-	1,877	6,293	-	605
1.45%	261	-	284	-	-	487	-	-
1.5%	739	456	1,309	-	65	272	1,017	37
1.55%	562	1,194	515	66	-	1,298	-	-
1.6%	-	1,898	1,012	430	63	1,125	584	220
1.65%	-	394	889	-	118	438	319	55
1.7%	-	-	-	-	-	62	-	86
1.75%	-	-	-	-	55	289	-	-
1.8%	82	-	816	-	-	-	-	-
1.85%	-	-	-	-	568	1	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	1,376	21
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	2,881	80
2.1%	-	-	-	-	-	-	142	-
2.15%	-	-	-	-	-	-	202	-
2.2%	-	-	-	-	-	-	694	87
2.25%	619	401	13,647	5,889	310	2,245	-	385
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	459	-
2.6%	-	-	-	-	-	-	-	-

	$53,495	$52,596	$120,444	$41,175	$51,841	$52,463	$7,674	$20,330

	TRF	TRF2	GVGF1	GVGFS	GBF	GBF2	CAF	GVGH1

0.95%	$518,478	$-	$-	$12,755	$1,303,455	$-	$116,348	$-
1%	267,512	-	-	2,902	435,686	-	57,371	-
1.05%	41,484	-	-	1,002	92,148	-	15,745	-
1.1%	128,806	-	-	6,202	483,602	-	26,060	-
1.15%	39,684	-	-	3,244	244,054	-	11,274	-
1.2%	109,209	-	-	7,992	558,044	-	22,653	-
1.25%	26,202	-	44	690	96,844	-	5,694	774
1.3%	16,036	-	-	1,078	119,232	-	10,012	-
1.35%	20,656	-	-	885	121,499	-	4,421	-
1.4%	27,043	-	-	3,292	177,850	-	5,936	-
1.45%	5,042	-	-	287	18,105	-	728	-
1.5%	9,635	1,902	-	248	39,396	46,668	2,357	-
1.55%	7,831	-	-	992	49,095	-	1,398	-
1.6%	11,109	1,116	-	5,154	67,428	11,316	936	-
1.65%	7,704	2,002	-	552	41,078	22,642	804	-
1.7%	2,115	-	-	98	17,239	-	382	-
1.75%	3,620	1,619	-	313	28,570	12,468	697	-
1.8%	1,475	568	-	755	20,510	7,014	292	-
1.85%	952	-	-	34	7,343	-	-	-
1.9%	272	514	-	38	428	4,701	-	-
1.95%	270	1,673	-	14	9,675	35,629	-	-
2%	45	-	-	16	3,781	539	45	-
2.05%	187	1,167	-	182	4,569	18,107	25	-
2.1%	334	384	-	-	794	26,956	-	-
2.15%	123	-	-	6	407	228	-	-
2.2%	234	744	-	-	1,480	18,648	-	-
2.25%	9,171	-	-	-	21,775	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	305	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	342	-	-	-	3,715	-	-
2.5%	-	688	-	-	-	1,680	-	-
2.6%	-	70	-	-	-	3,930	-	-

	$1,255,229	$12,789	$44	$48,731	$3,964,087	$214,546	$283,178	$774

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	GVGHS	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA

0.95%	$38,591	$13,837	$131,251	$473	$1,374	$209,412	$833,023	$332,456
1%	13,208	1,118	18,306	1,055	87	27,701	201,463	70,058
1.05%	1,748	276	12,881	-	-	5,718	47,259	10,623
1.1%	21,497	1,773	71,440	655	322	105,420	460,792	246,456
1.15%	12,639	1,735	40,121	858	1,225	75,114	309,525	168,227
1.2%	19,840	4,047	76,953	143	3	114,962	361,911	173,464
1.25%	2,685	1,465	49,971	-	-	25,835	197,671	97,449
1.3%	2,352	32	8,143	-	-	16,910	66,641	30,822
1.35%	8,287	409	25,750	2	-	42,188	101,397	53,011
1.4%	6,625	41	28,224	112	-	42,118	250,478	185,921
1.45%	1,644	3	5,625	-	-	5,272	23,719	12,377
1.5%	3,487	40	13,315	58	-	40,417	93,829	65,046
1.55%	1,268	-	9,829	1,060	-	25,109	67,323	86,352
1.6%	4,972	12	22,134	66	-	24,467	185,909	62,389
1.65%	4,166	35	15,371	-	-	20,756	109,002	59,472
1.7%	183	11	1,766	-	-	3,995	7,848	3,167
1.75%	2,955	79	7,587	-	-	13,499	112,107	39,116
1.8%	1,180	-	6,529	-	-	2,886	53,760	20,804
1.85%	518	47	2,453	-	-	2,630	19,520	8,260
1.9%	378	-	1,292	-	-	462	7,067	2,182
1.95%	3,631	-	18,670	-	-	15,694	39,759	29,777
2%	246	-	101	-	-	66	3,555	1,761
2.05%	1,680	-	12,044	-	-	8,052	18,433	13,003
2.1%	1,049	-	2,838	-	-	10,522	47,631	32,597
2.15%	139	-	843	-	-	2,353	8,656	5,564
2.2%	1,690	25	8,422	-	-	5,802	46,710	38,844
2.25%	-	-	2,226	196	235	8,732	72,575	54,860
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	269	6,052	1,477
2.4%	-	-	-	-	-	-	-	870
2.45%	127	-	1,057	-	-	-	1,572	1,832
2.5%	-	-	-	-	-	2,896	2,973	2,685
2.6%	1,815	-	11,249	-	-	2,038	4,420	6,482

	$158,600	$24,985	$606,391	$4,678	$3,246	$861,295	$3,762,580	$1,917,404

	GVDMC	GVUS1	GVUSL	MCIF	SAM	NVMIG1	NVMIG3	GVDIV2

0.95%	$297,148	$-	$21,854	$358,411	$1,917,342	$-	$112,072	$-
1%	59,025	-	5,170	115,034	700,037	-	47,991	-
1.05%	15,482	-	871	18,857	151,853	-	8,352	-
1.1%	176,701	-	5,747	167,294	611,239	8	29,265	-
1.15%	106,963	-	3,951	94,152	341,472	-	16,747	-
1.2%	121,803	-	10,983	186,563	997,092	-	59,208	-
1.25%	48,246	12	3,070	33,387	141,505	-	10,928	30
1.3%	24,899	-	2,218	53,971	152,734	-	9,147	-
1.35%	38,671	-	3,629	53,235	213,053	-	10,667	-
1.4%	63,829	-	2,633	58,460	266,257	-	11,560	-
1.45%	7,749	-	564	11,667	22,159	-	1,953	-
1.5%	47,320	-	881	11,769	89,310	-	6,789	-
1.55%	21,441	-	616	19,953	58,398	-	2,384	-
1.6%	46,821	-	915	26,486	79,531	-	4,617	-
1.65%	41,777	-	701	16,734	123,514	-	4,247	-
1.7%	5,228	-	35	1,827	6,520	-	208	-
1.75%	41,669	-	9	12,581	55,816	-	770	-
1.8%	18,285	-	210	9,211	42,745	-	2,085	-
1.85%	2,450	-	-	1,242	9,830	-	247	-
1.9%	3,164	-	-	1,377	16,197	-	30	-
1.95%	9,946	-	-	498	31,700	-	383	-
2%	3,971	-	-	1,297	8,125	-	3	-
2.05%	15,973	-	177	4,653	49,274	-	699	-
2.1%	25,703	-	-	618	24,849	-	-	-
2.15%	5,028	-	-	262	13,477	-	23	-
2.2%	23,528	-	784	2,631	25,548	-	438	-
2.25%	5,185	-	-	2,900	15,860	-	14	-
2.3%	-	-	-	16	-	-	-	-
2.35%	273	-	-	-	1,307	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	1,642	-	-	-	685	-	-	-
2.5%	6,424	-	-	-	2,564	-	-	-
2.6%	6,535	-	-	-	11,244	-	-	-

	$1,292,879	$12	$65,018	$1,265,086	$6,181,237	$8	$340,827	$30

	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2

0.95%	$62,466	$-	$10,838	$-	$4,391	$166,530	$-	$95,444
1%	13,594	-	3,430	-	1,043	77,266	-	20,323
1.05%	3,072	-	199	-	367	11,021	-	3,606
1.1%	18,029	-	5,813	-	1,601	69,621	-	52,860
1.15%	13,651	-	3,428	-	1,064	31,213	-	32,401
1.2%	47,125	-	4,978	-	1,466	81,913	19,819	70,712
1.25%	5,997	2,711	1,859	-	1,024	19,662	-	11,832
1.3%	17,513	-	371	-	301	9,746	6,483	9,007
1.35%	8,331	-	1,618	-	407	15,068	4,688	16,328
1.4%	6,388	-	3,554	-	2,700	21,614	2,531	20,457
1.45%	342	-	431	-	240	2,901	56	2,083
1.5%	2,039	2,944	104	916	2,723	7,857	253	5,236
1.55%	1,785	-	488	-	145	5,251	-	4,228
1.6%	3,126	1,206	538	457	815	7,754	9	5,836
1.65%	2,433	1,296	924	1,222	2,379	9,676	795	7,992
1.7%	391	-	58	-	2	1,409	106	697
1.75%	1,427	711	246	807	1,065	2,836	5	1,819
1.8%	2,288	-	382	4	522	3,809	60	4,884
1.85%	667	-	60	-	-	506	175	311
1.9%	-	290	103	103	564	360	-	251
1.95%	11	957	16	1,139	3,050	707	-	49
2%	34	360	16	67	14	190	-	167
2.05%	744	924	-	509	1,067	1,150	96	2,216
2.1%	364	1,207	185	549	2,519	199	168	40
2.15%	-	16	2	-	195	63	-	73
2.2%	688	878	37	1,712	2,423	1,144	-	275
2.25%	-	-	22	-	376	1,984	-	307
2.3%	-	-	-	-	-	-	-	-
2.35%	-	28	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	78	-	40	45	-	-	-
2.5%	-	-	-	-	344	-	-	-
2.6%	-	133	-	35	1,542	-	-	-

	$212,505	$13,739	$39,700	$7,560	$34,394	$551,450	$35,244	$369,434

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2

0.95%	$81,052	$-	$404,219	$-	$439,373	$-	$286,620	$44,713
1%	24,802	-	110,952	-	148,973	-	87,196	8,104
1.05%	3,062	-	19,561	-	20,874	-	17,115	1,542
1.1%	41,940	-	173,587	-	134,083	-	78,936	10,898
1.15%	19,397	-	75,607	-	68,950	-	34,813	10,855
1.2%	54,587	-	191,916	-	207,894	-	153,628	25,570
1.25%	9,976	-	33,516	-	35,170	-	21,269	3,097
1.3%	8,464	-	26,710	-	32,667	-	29,227	2,032
1.35%	12,931	-	49,462	-	35,423	-	34,178	4,373
1.4%	12,403	-	56,403	-	64,842	-	28,107	8,766
1.45%	1,714	-	6,991	-	5,893	-	4,219	33
1.5%	2,839	2,000	15,642	5,078	14,333	7,556	20,174	1,404
1.55%	6,337	-	14,615	-	12,886	-	5,847	702
1.6%	5,666	417	25,570	1,500	17,858	5,559	12,824	974
1.65%	5,580	1,302	19,413	3,161	19,597	3,273	23,670	2,085
1.7%	599	-	2,896	-	1,257	-	1,935	-
1.75%	3,288	813	12,777	861	6,316	2,148	9,005	334
1.8%	2,997	56	9,024	46	9,794	2,981	8,528	777
1.85%	352	-	3,205	-	1,189	-	1,696	6
1.9%	55	173	567	724	424	3,545	689	-
1.95%	58	1,708	325	2,637	1,763	5,810	10,092	-
2%	15	17	809	164	334	359	141	-
2.05%	1,233	1,024	2,838	964	3,952	4,274	9,310	299
2.1%	-	1,463	-	3,098	335	3,708	3,474	-
2.15%	107	-	135	4	-	418	1	-
2.2%	851	146	1,480	2,546	521	6,066	7,665	20
2.25%	-	-	4	-	96	-	-	2,204
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	77	-	-	281	-
2.4%	-	-	8	-	-	-	-	-
2.45%	-	-	-	2	-	1,552	1,931	-
2.5%	-	672	-	785	-	970	437	-
2.6%	-	100	-	799	-	901	567	-

	$300,305	$9,891	$1,258,232	$22,446	$1,284,797	$49,120	$893,575	$128,788

	GGTC	GGTC3	GVUG1	GVUGL	NVOLG1	NVOLG2	NVTIV3	EIF

0.95%	$2,084	$19,334	$-	$24,735	$604	$-	$8,627	$85,246
1%	2,220	9,439	-	7,196	543	-	2,994	37,438
1.05%	118	680	-	789	19	-	316	6,858
1.1%	1,197	18,745	-	9,270	378	-	5,037	35,173
1.15%	338	4,475	-	5,725	49	-	2,400	32,825
1.2%	1,333	9,727	-	18,157	174	-	2,953	58,739
1.25%	203	1,731	1,846	1,735	4	-	1,893	10,235
1.3%	168	1,771	-	2,814	41	-	885	6,551
1.35%	138	4,792	-	1,888	13	-	1,000	13,679
1.4%	213	2,396	-	1,142	-	-	1,007	10,767
1.45%	49	552	-	255	-	-	81	1,363
1.5%	99	580	-	4,402	-	-	110	5,944
1.55%	108	502	-	967	4	-	256	4,216
1.6%	45	4,573	-	3,880	14	-	368	4,896
1.65%	2	958	-	2,064	-	-	264	10,241
1.7%	35	526	-	63	-	-	53	1,157
1.75%	45	821	-	1,588	-	-	120	1,966
1.8%	190	790	-	765	80	-	-	5,400
1.85%	-	70	-	57	6	-	-	806
1.9%	114	5	-	321	-	-	-	194
1.95%	-	64	-	308	-	54	-	1,014
2%	-	132	-	399	-	-	-	30
2.05%	-	16	-	1,697	-	-	-	761
2.1%	-	-	-	769	-	-	-	601
2.15%	-	4	-	-	-	-	-	15
2.2%	-	52	-	219	-	-	-	119
2.25%	-	2	2,021	-	975	-	-	2,308
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	412	-	-	-	-

	$8,699	$82,737	$3,867	$91,617	$2,904	$54	$28,364	$338,542

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	NVRE1	AMTB	PMVFAD	PMVLAD	AVB	AVBV2	AVCA	AVCA2

0.95%	$142,607	$86,384	$3,141	$16,120	$399	$7,726	$59	$1,428
1%	34,674	27,864	1,182	6,635	-	1,480	-	449
1.05%	4,876	3,442	45	341	-	335	-	-
1.1%	47,343	43,257	1,097	4,380	936	2,276	52	594
1.15%	23,497	21,006	262	3,405	351	1,019	344	68
1.2%	57,235	81,581	2,583	16,963	42	2,094	-	2,384
1.25%	10,554	9,307	240	1,365	127	2,112	-	564
1.3%	6,689	16,018	84	3,339	39	391	32	27
1.35%	14,777	14,275	370	1,514	78	233	-	400
1.4%	14,829	12,934	190	2,565	31	3,096	408	136
1.45%	3,693	997	-	86	-	69	-	-
1.5%	7,113	7,821	14	573	-	4,594	-	1,688
1.55%	3,711	1,465	56	1,126	841	77	-	30
1.6%	10,690	4,102	17	1,195	453	1,159	162	875
1.65%	7,778	5,010	34	690	-	3,270	-	1,346
1.7%	534	505	-	357	-	9	-	-
1.75%	3,026	5,583	-	383	-	1,157	-	877
1.8%	3,420	2,659	-	184	-	666	-	239
1.85%	1,078	33	-	287	-	-	-	-
1.9%	701	-	21	-	-	809	-	69
1.95%	2,856	2,439	-	951	-	3,942	-	1,671
2%	376	396	-	-	-	23	-	-
2.05%	2,189	545	-	-	-	1,463	-	1,386
2.1%	2,752	5,582	-	71	-	3,388	-	639
2.15%	27	144	-	-	-	246	-	431
2.2%	2,217	973	-	15	-	1,940	-	2,365
2.25%	47	4,128	-	422	-	380	-	280
2.3%	-	-	-	-	-	-	-	-
2.35%	324	64	-	-	-	-	-	195
2.4%	4	-	-	-	-	-	-	-
2.45%	131	-	-	-	-	57	-	258
2.5%	148	-	-	-	-	524	-	-
2.6%	333	-	-	-	-	1,993	-	80

	$410,229	$358,514	$9,336	$62,967	$3,297	$46,528	$1,057	$18,479

	AVCD2	AVGI	AVCE2	IVHS	IVRE	AVLCG	ALVGIB	ALVPGB

0.95%	$3,305	$472	$-	$16	$285	$434	$-	$-
1%	1,024	-	-	-	8	-	-	-
1.05%	59	-	-	-	-	-	-	-
1.1%	1,216	266	-	887	1,770	807	-	-
1.15%	94	170	-	58	660	39	-	-
1.2%	5,185	-	-	11	12	-	-	-
1.25%	1,173	-	-	33	12	10	152	-
1.3%	46	-	-	-	50	-	-	-
1.35%	422	137	-	-	-	24	-	-
1.4%	1,439	2,005	-	-	-	54	-	-
1.45%	-	-	-	-	-	56	-	-
1.5%	1,496	-	2,553	-	-	-	6,005	3,350
1.55%	59	1,992	-	-	-	145	-	-
1.6%	7	-	1,177	-	-	61	1,912	1,032
1.65%	719	-	2,980	-	-	-	5,088	11,306
1.7%	3	-	-	-	-	-	-	-
1.75%	66	-	512	-	-	-	314	316
1.8%	43	-	266	-	-	-	1,190	1,178
1.85%	9	-	-	-	-	-	-	-
1.9%	48	-	882	-	-	-	136	349
1.95%	126	-	2,963	-	-	-	3,970	7,010
2%	65	-	-	-	-	-	-	-
2.05%	411	-	4,998	-	-	-	2,237	2,661
2.1%	66	-	3,224	-	-	-	1,936	2,062
2.15%	58	-	102	-	-	-	294	26
2.2%	505	-	140	-	-	-	2,817	911
2.25%	498	-	-	-	-	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	133
2.4%	-	-	-	-	-	-	-	-
2.45%	77	-	1,514	-	-	-	612	32
2.5%	336	-	88	-	-	-	76	276
2.6%	-	-	504	-	-	-	952	322

	$18,555	$5,042	$21,903	$1,005	$2,797	$1,630	$27,691	$30,964

	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2

0.95%	$8,292	$239,768	$-	$261,669	$81,601	$62,976	$26,633	$-
1%	2,599	83,383	-	62,686	42,731	15,260	4,421	-
1.05%	106	17,185	-	10,396	6,066	4,253	1,060	-
1.1%	6,513	97,846	-	65,734	19,388	20,949	9,747	-
1.15%	1,933	42,299	-	47,292	8,884	14,814	5,778	-
1.2%	3,610	122,258	-	134,428	35,218	41,771	26,279	-
1.25%	366	21,124	-	25,850	6,107	4,477	2,035	2,631
1.3%	702	21,867	-	32,346	7,954	3,877	2,643	-
1.35%	1,399	27,294	-	44,471	3,067	9,168	3,435	-
1.4%	436	28,645	-	32,240	2,690	11,716	5,312	-
1.45%	21	3,760	-	1,506	985	606	467	-
1.5%	7,203	9,265	5,340	9,263	6,168	2,630	967	-
1.55%	251	10,647	-	8,802	1,299	1,541	1,491	-
1.6%	1,998	10,324	557	11,449	772	5,652	1,820	-
1.65%	6,951	14,947	3,186	7,179	2,815	3,044	517	-
1.7%	81	660	-	818	27	132	547	-
1.75%	1,909	8,854	976	4,789	176	2,426	94	-
1.8%	2,159	9,671	549	3,515	688	2,295	712	-
1.85%	194	1,204	-	788	6	340	1,693	-
1.9%	1,809	461	604	3,110	-	38	-	-
1.95%	10,573	543	2,252	3,467	18	567	2,293	-
2%	19	100	336	158	-	4	-	-
2.05%	3,775	2,727	1,666	1,327	98	872	-	-
2.1%	4,419	340	7,662	4,834	-	-	172	-
2.15%	-	-	283	2,587	-	28	-	-
2.2%	3,812	152	4,273	4,684	294	241	63	-
2.25%	4,790	-	-	15,768	-	16	111	2,805
2.3%	-	-	-	-	-	-	-	-
2.35%	354	-	742	189	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	814	-	-	398	-	-	-	-
2.5%	508	-	76	-	-	-	-	-
2.6%	552	-	425	622	-	-	-	-

	$78,148	$775,324	$28,927	$802,365	$227,052	$209,693	$98,290	$5,436

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	ACVU1	ACVU2	ACVV	ACVV2	ACVVS1	ACVVS2	DVSCS	DSIF

0.95%	$9,558	$-	$560,318	$-	$11,727	$-	$87,149	$1,167,824
1%	1,764	-	158,044	-	3,560	-	18,905	489,072
1.05%	58	-	26,914	-	470	-	2,212	99,547
1.1%	3,904	-	277,405	-	5,920	-	35,743	382,737
1.15%	3,544	-	132,804	-	2,772	-	19,852	209,963
1.2%	4,844	-	332,049	-	3,975	-	38,950	552,597
1.25%	1,300	-	68,210	-	973	1,134	11,114	96,349
1.3%	499	-	55,262	-	835	-	6,279	105,206
1.35%	1,496	-	75,675	-	2,525	-	15,977	145,390
1.4%	2,136	-	109,033	-	2,141	-	13,436	107,498
1.45%	516	-	15,042	-	-	-	3,745	26,809
1.5%	105	1,500	27,813	16,003	323	-	1,856	28,720
1.55%	296	-	25,767	-	543	-	3,122	21,089
1.6%	736	619	39,384	3,437	130	-	7,902	49,757
1.65%	1,060	1,669	35,045	6,536	705	-	2,373	27,310
1.7%	43	-	4,680	-	73	-	646	10,046
1.75%	407	1,025	11,662	2,986	284	-	1,468	12,602
1.8%	510	5	13,725	4,602	7	-	966	10,601
1.85%	84	-	6,534	-	18	-	720	3,466
1.9%	248	146	484	4,780	-	-	482	772
1.95%	33	1,877	3,809	12,090	31	-	59	234
2%	19	28	2,306	1,594	67	-	-	278
2.05%	-	953	5,065	6,508	-	-	1,050	4,946
2.1%	248	900	273	5,436	-	-	-	-
2.15%	6	3	17	541	-	-	-	238
2.2%	50	1,469	2,556	3,368	-	-	964	1,551
2.25%	29	-	2,158	-	-	1,535	6	9,845
2.3%	-	-	-	-	-	-	-	14
2.35%	-	-	-	1,526	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	60	-	1,368	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	48	-	820	-	-	-	-

	$33,493	$10,302	$1,992,034	$71,595	$37,079	$2,669	$274,976	$3,564,461

	DSRG	DSRGS	DCAP	DCAPS	DSC	DVIV	FCA2S	FALFS

0.95%	$145,259	$-	$190,016	$-	$564	$646	$-	$-
1%	67,360	-	71,592	-	-	-	-	-
1.05%	16,693	-	19,610	-	-	-	-	-
1.1%	76,490	-	74,253	-	173	126	-	-
1.15%	24,171	-	35,593	-	-	55	-	-
1.2%	57,996	-	94,917	-	-	-	-	-
1.25%	10,894	-	17,494	-	45	-	-	-
1.3%	7,142	-	17,634	-	-	-	-	-
1.35%	9,639	-	20,724	-	24	-	-	-
1.4%	13,115	-	29,469	-	212	732	-	-
1.45%	1,714	-	3,548	-	-	-	-	-
1.5%	3,573	668	7,811	5,090	-	-	508	135
1.55%	2,330	-	5,881	-	523	1,787	-	-
1.6%	1,355	53	6,995	4,058	-	-	2,587	-
1.65%	3,473	286	9,230	4,127	-	-	290	165
1.7%	407	-	1,486	-	-	-	-	-
1.75%	1,848	-	1,150	1,886	-	-	103	230
1.8%	1,074	-	4,098	554	-	-	102	66
1.85%	59	-	158	-	-	-	-	-
1.9%	144	26	212	455	-	-	-	-
1.95%	-	201	219	2,113	-	-	2,129	781
2%	22	-	230	55	-	-	-	-
2.05%	1,327	-	1,772	6,820	-	-	1,923	581
2.1%	-	273	294	4,017	-	-	1,731	317
2.15%	-	-	-	-	-	-	63	47
2.2%	252	-	231	1,351	-	-	1,184	1,150
2.25%	68	-	253	-	-	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	54	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	346	-	2,061	-	-	-	-
2.5%	-	-	-	189	-	-	-	-
2.6%	-	1	-	479	-	-	-	136

	$446,405	$1,854	$614,870	$33,309	$1,541	$3,346	$10,620	$3,608

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	FHIBS	FVMOS	FQB	FQBS	FC2	FVSS2	FCS	FNRS2

0.95%	$-	$19,017	$519,982	$-	$-	$-	$1,242,842	$80,643
1%	-	9,360	113,306	-	-	-	493,606	23,167
1.05%	-	958	27,636	-	-	-	80,864	4,203
1.1%	-	6,066	233,631	-	-	-	441,845	29,989
1.15%	-	3,435	143,668	-	-	-	211,430	13,781
1.2%	-	11,534	290,703	-	-	-	672,568	44,530
1.25%	-	615	50,587	-	-	-	118,288	7,833
1.3%	-	2,331	60,238	-	-	-	118,351	5,989
1.35%	-	2,456	83,665	-	-	-	150,676	14,108
1.4%	-	3,159	106,130	-	-	-	173,320	12,359
1.45%	-	1,160	15,723	-	-	-	33,546	2,086
1.5%	15,786	394	15,779	21,798	33,844	4,452	39,313	1,490
1.55%	-	263	25,818	-	-	-	33,148	2,402
1.6%	2,371	397	52,603	7,471	9,026	1,362	54,522	6,124
1.65%	7,442	150	31,246	19,088	23,558	997	58,934	1,890
1.7%	-	26	13,575	-	-	-	8,421	370
1.75%	2,838	33	31,135	8,866	13,061	1,269	21,976	1,328
1.8%	779	-	16,119	2,395	5,042	928	19,306	2,796
1.85%	-	418	7,277	-	-	-	5,628	1,830
1.9%	76	-	204	2,949	6,315	296	1,570	28
1.95%	5,128	8	65	21,420	34,883	2,317	2,841	849
2%	339	-	453	599	1,563	41	2,031	142
2.05%	5,459	-	2,604	11,330	10,694	1,779	7,216	377
2.1%	9,292	-	-	11,667	23,860	4,452	151	35
2.15%	1,179	-	21	540	336	-	148	-
2.2%	2,766	-	1,363	6,574	18,381	1,412	3,237	23
2.25%	-	-	1,764	-	-	-	29,686	91
2.3%	-	-	-	-	-	-	17	-
2.35%	378	-	-	462	1,945	-	-	-
2.4%	-	-	-	-	-	-	8	-
2.45%	1,216	-	-	926	964	-	-	-
2.5%	5,390	-	-	897	2,345	-	-	-
2.6%	317	-	-	2,408	2,372	675	-	-

	$60,756	$61,780	$1,845,295	$119,390	$188,189	$19,980	$4,025,489	$258,463

	FEIS	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2

0.95%	$897,430	$-	$28,992	$-	$16,127	$-	$7,146	$-
1%	336,880	-	10,071	-	8,832	-	2,217	-
1.05%	69,291	-	1,103	-	1,358	-	162	-
1.1%	364,114	-	14,596	-	11,381	-	7,970	-
1.15%	162,574	-	2,519	-	1,507	-	3,258	-
1.2%	445,551	-	12,817	-	10,888	-	4,992	-
1.25%	73,167	-	3,530	264	1,312	644	1,180	2,864
1.3%	63,375	-	4,277	-	485	-	262	-
1.35%	121,203	-	390	-	1,373	-	2,814	-
1.4%	130,937	-	3,085	-	1,978	-	264	-
1.45%	16,133	-	-	-	149	-	-	-
1.5%	31,917	25,484	733	-	1,567	-	-	-
1.55%	27,245	-	1,628	-	3,489	-	93	-
1.6%	55,374	6,064	924	-	69	-	-	-
1.65%	41,091	15,704	7,510	-	329	-	20	-
1.7%	4,576	-	-	-	-	-	4	-
1.75%	21,461	8,082	283	-	-	-	-	-
1.8%	16,109	6,304	242	-	2,088	-	4	-
1.85%	3,066	-	2	-	350	-	-	-
1.9%	1,164	6,868	-	-	-	-	-	-
1.95%	2,188	20,065	-	-	501	-	-	-
2%	2,009	62	-	-	-	-	-	-
2.05%	7,000	5,789	-	-	-	-	-	-
2.1%	-	12,647	-	-	-	-	-	-
2.15%	115	16	-	-	-	-	-	-
2.2%	1,646	11,072	-	-	-	-	-	-
2.25%	9,249	-	-	15	-	1,077	-	1,983
2.3%	13	-	-	-	-	-	-	-
2.35%	-	439	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	1,800	-	-	-	-	-	-
2.5%	-	960	-	-	-	-	-	-
2.6%	-	4,293	-	-	-	-	-	-

	$2,904,878	$125,649	$92,702	$279	$63,783	$1,721	$30,386	$4,847

	FGOS	FGS	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2

0.95%	$82,225	$548,796	$-	$235,053	$183,642	$246,558	$96,387	$-
1%	46,950	276,504	-	97,630	32,614	57,327	33,475	-
1.05%	13,056	50,430	-	22,568	6,250	9,395	3,535	-
1.1%	16,819	191,064	-	75,731	33,472	74,334	43,549	-
1.15%	5,358	72,716	-	34,915	19,872	44,285	19,027	-
1.2%	27,405	306,134	-	101,121	72,086	155,042	56,095	-
1.25%	4,998	53,981	-	15,134	5,887	23,402	9,425	6,384
1.3%	4,819	43,222	-	24,923	14,158	34,528	10,444	-
1.35%	4,902	64,216	-	19,954	15,311	23,940	11,940	-
1.4%	3,028	52,894	-	23,401	12,806	36,835	17,971	-
1.45%	744	6,897	-	1,365	2,479	4,243	3,976	-
1.5%	2,227	21,065	8,941	8,131	2,316	5,938	2,724	21,766
1.55%	1,340	14,695	-	5,288	3,884	6,580	2,335	-
1.6%	296	16,387	3,025	6,818	2,505	13,494	5,384	8,625
1.65%	2,965	20,256	7,874	6,728	2,004	9,399	10,009	18,712
1.7%	606	4,251	-	1,724	1,584	2,323	938	-
1.75%	67	7,068	3,193	6,122	797	8,647	584	7,017
1.8%	112	8,419	1,552	3,312	510	5,542	1,003	2,844
1.85%	112	2,299	-	325	570	1,336	2,221	-
1.9%	324	748	703	-	-	1,810	362	4,269
1.95%	-	2	3,362	7	-	2,831	2,938	18,654
2%	-	221	351	72	12	-	999	2,612
2.05%	249	1,771	5,282	913	2	1,004	851	14,422
2.1%	-	-	6,205	98	-	1,380	210	17,034
2.15%	-	-	19	-	-	-	-	106
2.2%	12	971	6,737	1,126	325	158	72	9,067
2.25%	-	1,479	-	-	-	16,020	-	12,301
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	451
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	2,042	-	-	-	-	2,771
2.5%	-	-	840	-	-	-	-	2,814
2.6%	-	-	1,175	-	-	-	-	1,434

	$218,614	$1,766,486	$51,301	$692,459	$413,086	$786,351	$336,454	$151,283

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	FOS	FO2R	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3

0.95%	$82,511	$-	$137,682	$51,310	$109,465	$-	$56,445	$32,417
1%	44,350	-	34,349	13,169	40,541	-	17,097	14,950
1.05%	8,959	-	6,810	2,243	8,560	-	1,072	1,291
1.1%	13,978	-	51,300	17,760	50,300	-	18,346	9,877
1.15%	6,161	-	24,990	9,042	18,249	-	8,965	2,889
1.2%	46,600	-	90,641	22,693	87,769	-	30,167	14,584
1.25%	7,743	-	13,206	5,375	16,567	5,615	10,583	5,058
1.3%	6,385	-	13,681	4,207	31,724	-	2,517	3,911
1.35%	4,383	-	14,232	7,246	39,266	-	4,053	4,588
1.4%	2,568	-	30,465	6,665	18,317	-	6,560	6,274
1.45%	1,143	-	1,712	916	9,554	-	2,031	3,036
1.5%	2,191	13,690	4,970	642	3,605	-	570	1,302
1.55%	647	-	4,873	614	1,245	-	1,975	1,238
1.6%	285	6,640	5,034	4,724	6,953	-	3,427	6,712
1.65%	1,776	14,866	6,527	1,960	16,090	-	1,181	439
1.7%	191	-	554	431	414	-	408	26
1.75%	345	2,707	2,647	1,745	2,793	-	625	1,028
1.8%	492	2,308	3,501	876	760	-	736	192
1.85%	4	-	1,635	318	1,828	-	483	72
1.9%	-	3,195	-	-	22	-	-	27
1.95%	-	17,126	57	103	878	-	1,707	81
2%	-	808	129	-	2,075	-	-	147
2.05%	756	5,372	1,160	415	-	-	-	422
2.1%	-	12,413	321	-	36	-	91	-
2.15%	-	16	-	-	-	-	-	-
2.2%	553	6,958	535	258	12	-	26	18
2.25%	-	-	-	721	5,650	3,647	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	128	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	2,239	-	-	-	-	-	-
2.5%	-	2,328	-	-	-	-	-	-
2.6%	-	951	-	-	-	-	-	-

	$232,021	$91,745	$451,011	$153,433	$472,673	$9,262	$169,065	$110,579

	TIF2	TIF3	FTVGI3	FTVFA2	AMGP	AMINS	AMCG	AMTP

0.95%	$-	$38,260	$154,823	$4,191	$79,874	$3,105	$134,588	$118,820
1%	-	11,490	46,924	1,401	28,743	832	63,005	43,540
1.05%	-	1,434	10,497	140	9,141	26	8,612	10,247
1.1%	-	11,514	40,022	2,078	31,140	2,267	54,066	40,162
1.15%	-	5,087	30,806	740	18,648	1,756	22,624	12,859
1.2%	-	11,573	79,719	4,767	32,872	886	69,546	48,897
1.25%	465	7,413	14,177	539	6,988	1,002	12,199	4,761
1.3%	-	1,524	27,689	128	4,292	125	12,180	12,955
1.35%	-	2,656	22,887	1,053	11,994	1,168	11,267	8,380
1.4%	-	11,643	30,728	477	9,013	137	17,137	8,390
1.45%	-	469	2,860	175	3,316	117	2,731	783
1.5%	-	726	2,037	352	2,896	74	4,593	1,351
1.55%	-	820	5,988	356	3,600	-	2,413	1,442
1.6%	-	2,335	7,140	1,948	3,543	175	7,612	4,381
1.65%	-	724	3,717	766	3,813	72	8,926	3,695
1.7%	-	111	2,644	80	594	-	993	475
1.75%	-	736	2,591	145	4,017	166	4,337	6,451
1.8%	-	450	5,616	66	1,036	-	1,548	1,879
1.85%	-	189	5,993	192	759	-	477	616
1.9%	-	21	-	-	217	-	504	-
1.95%	-	647	10,280	1,670	1,615	33	351	4
2%	-	-	1,593	-	-	-	74	9
2.05%	-	-	68	-	540	-	450	173
2.1%	-	35	744	36	92	-	236	-
2.15%	-	-	-	-	-	-	86	-
2.2%	-	9	313	9	31	-	968	256
2.25%	-	-	165	-	10	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$465	$109,866	$510,021	$21,309	$258,784	$11,941	$441,523	$330,526

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	AMRS	AMFAS	AMSRS	OVCAFS	OVGR	OVGS3	OVGS	OVGSS

0.95%	$10,505	$2,762	$9,573	$-	$449,046	$313,060	$206,238	$-
1%	1,220	666	4,655	-	157,923	64,466	47,986	-
1.05%	422	-	1,280	-	25,231	12,644	6,539	-
1.1%	1,784	1,304	5,916	-	209,445	128,513	103,972	-
1.15%	996	565	1,627	-	114,992	65,566	50,920	-
1.2%	2,064	1,732	7,141	-	218,918	195,867	140,314	-
1.25%	971	348	1,224	-	42,186	32,778	19,322	-
1.3%	333	201	431	-	29,901	26,508	18,453	-
1.35%	244	73	297	-	59,324	39,120	37,561	-
1.4%	309	1,284	287	-	78,170	66,878	46,459	-
1.45%	35	-	68	-	9,256	7,199	3,948	-
1.5%	146	1,645	75	12,078	21,873	22,219	11,976	7,936
1.55%	439	-	43	-	13,816	9,480	8,706	-
1.6%	49	909	1,533	5,565	26,202	25,692	18,015	5,606
1.65%	107	1,389	882	7,533	30,047	23,877	24,256	3,901
1.7%	8	-	313	-	3,746	2,406	485	-
1.75%	-	689	977	3,967	9,789	14,889	8,488	3,637
1.8%	71	-	20	5,001	10,514	8,121	11,775	3,772
1.85%	-	-	-	-	1,574	1,358	1,270	-
1.9%	-	-	51	2,517	2,127	5,191	872	1,426
1.95%	-	886	616	8,523	1,704	11,700	798	8,531
2%	-	267	-	83	654	1,720	1,292	379
2.05%	105	919	501	2,203	2,427	11,464	1,311	5,297
2.1%	-	270	570	3,329	-	7,899	453	5,548
2.15%	-	205	-	166	-	636	-	736
2.2%	-	457	-	4,939	323	11,193	412	7,080
2.25%	343	-	708	-	14,781	9	107	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	230	-	684
2.4%	-	-	-	-	-	-	9	-
2.45%	-	482	155	97	-	836	-	676
2.5%	-	228	-	883	-	1,259	-	383
2.6%	-	97	-	1,298	-	1,776	-	198

	$20,151	$17,378	$38,943	$58,182	$1,533,969	$1,114,554	$771,937	$55,790

	OVHI3	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG

0.95%	$8,858	$286	$-	$386,870	$-	$29,489	$-	$166,346
1%	2,131	79	-	174,403	-	11,678	-	88,022
1.05%	14	-	-	23,496	-	1,194	-	13,254
1.1%	1,175	401	-	156,785	-	20,781	-	79,320
1.15%	822	145	-	77,602	-	3,321	-	32,387
1.2%	2,825	105	-	202,021	-	13,550	-	97,072
1.25%	284	23	297	39,654	-	4,286	1,895	22,134
1.3%	8	346	-	32,580	-	1,931	-	14,712
1.35%	927	-	-	58,642	-	4,233	-	16,371
1.4%	654	22	-	56,304	-	2,450	-	22,677
1.45%	1	-	-	11,306	-	40	-	5,556
1.5%	23	65	-	17,832	9,851	1,551	-	5,879
1.55%	-	108	-	10,675	-	461	-	1,517
1.6%	-	42	-	13,169	4,687	1,082	-	5,751
1.65%	104	-	-	23,362	11,456	517	-	10,107
1.7%	-	-	-	2,447	-	576	-	678
1.75%	27	-	-	9,194	3,898	509	-	2,075
1.8%	30	-	-	10,140	1,280	191	-	2,408
1.85%	-	-	-	1,335	-	449	-	746
1.9%	-	-	-	685	1,899	-	-	805
1.95%	-	-	-	257	4,695	2	-	109
2%	-	-	-	189	310	-	-	-
2.05%	7	-	-	1,178	3,669	173	-	171
2.1%	-	-	-	-	8,817	-	-	18
2.15%	-	-	-	9	-	-	-	106
2.2%	7	-	-	1,336	2,330	-	-	574
2.25%	-	-	-	2,166	-	-	-	1
2.3%	-	-	-	-	-	-	-	12
2.35%	-	-	-	-	434	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	487	-	-	-
2.5%	-	-	-	-	186	-	-	-
2.6%	-	-	-	-	649	-	-	-

	$17,897	$1,622	$297	$1,313,637	$54,648	$98,464	$1,895	$588,808

	OVSBS	PMVRRA	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ

0.95%	$-	$872	$101	$136	$171	$1,572	$665	$119
1%	-	47	-	-	-	99	21	2
1.05%	-	-	-	-	-	-	-	-
1.1%	-	4,003	1,198	451	765	4,335	1,756	3,895
1.15%	-	1,775	496	96	301	1,120	416	2,095
1.2%	-	435	114	-	24	651	-	205
1.25%	-	458	1	50	46	-	-	58
1.3%	-	394	212	43	-	121	142	142
1.35%	-	-	-	-	-	-	-	-
1.4%	-	-	-	-	-	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.5%	13,995	-	-	-	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.6%	8,517	-	-	-	-	-	-	-
1.65%	13,113	-	-	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	2,581	-	-	-	-	-	-	-
1.8%	1,385	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.9%	1,947	-	-	-	-	-	-	-
1.95%	14,208	-	-	-	-	-	-	-
2%	51	-	-	-	-	-	-	-
2.05%	3,680	-	-	-	-	-	-	-
2.1%	6,427	-	-	-	-	-	-	-
2.15%	227	-	-	-	-	-	-	-
2.2%	2,784	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	1,645	-	-	-	-	-	-	-
2.5%	1,578	-	-	-	-	-	-	-
2.6%	531	-	-	-	-	-	-	-

	$72,669	$7,984	$2,122	$776	$1,307	$7,898	$3,000	$6,516

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	SBLV	SBLX	SBLY	PMVTRA	PVGIB	ACEG2	ACC2	VYDS

0.95%	$1,653	$32	$-	$5,358	$-	$-	$-	$3,727
1%	152	-	-	252	-	-	-	11,702
1.05%	-	-	-	-	-	-	-	253
1.1%	10,334	195	183	12,297	-	-	-	22,472
1.15%	4,832	80	-	3,464	-	-	-	3,012
1.2%	472	-	-	39	-	-	-	10,104
1.25%	740	-	47	599	129	-	-	2,148
1.3%	78	-	-	260	-	-	-	3,939
1.35%	-	-	-	-	-	-	-	561
1.4%	-	-	-	-	-	-	-	774
1.45%	-	-	-	-	-	-	-	95
1.5%	-	-	-	-	-	3,573	23,167	525
1.55%	-	-	-	-	-	-	-	286
1.6%	-	-	-	-	-	2,553	12,208	3,001
1.65%	-	-	-	-	-	1,424	22,466	720
1.7%	-	-	-	-	-	-	-	1,855
1.75%	-	-	-	-	-	1,278	8,390	-
1.8%	-	-	-	-	-	1,172	3,756	-
1.85%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	1,663	6,602	-
1.95%	-	-	-	-	-	4,587	22,362	-
2%	-	-	-	-	-	514	661	-
2.05%	-	-	-	-	-	4,205	11,174	-
2.1%	-	-	-	-	-	2,761	17,655	-
2.15%	-	-	-	-	-	489	1,897	-
2.2%	-	-	-	-	-	2,249	11,397	-
2.25%	-	-	-	-	-	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	226	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	409	1,715	-
2.5%	-	-	-	-	-	364	1,776	-
2.6%	-	-	-	-	-	95	3,739	-

	$18,261	$307	$230	$22,269	$129	$27,336	$149,191	$65,174

	ROCMC	TRBCG2	TREI2	TRLT2	VWEMR	VWEM	VWHAR	VWHA

0.95%	$130	$60,112	$47,512	$59,435	$55,348	$62,094	$95,651	$58,144
1%	48	7,100	14,440	10,785	28,093	22,902	49,560	17,311
1.05%	-	383	2,861	1,312	3,775	4,027	6,417	3,031
1.1%	4,491	8,704	15,781	9,137	13,143	13,503	19,352	15,672
1.15%	1,674	6,051	7,133	6,748	3,422	6,115	14,043	6,346
1.2%	119	22,186	31,167	28,107	35,973	25,714	71,619	21,714
1.25%	76	3,590	6,032	5,018	2,290	3,066	5,393	1,422
1.3%	11	1,360	6,969	2,656	12,126	5,343	23,462	1,988
1.35%	-	1,860	5,380	3,283	4,974	4,400	11,257	5,581
1.4%	-	2,911	14,280	7,483	4,311	1,808	8,895	5,253
1.45%	-	462	337	43	382	1,128	1,764	-
1.5%	-	241	702	2,266	1,628	3,644	2,404	155
1.55%	-	221	145	759	1,729	1,485	2,669	-
1.6%	-	1,263	1,406	1,241	232	1,176	1,313	945
1.65%	-	896	628	2,597	4,719	1,120	2,258	444
1.7%	-	21	457	218	431	174	428	28
1.75%	-	353	63	70	3,268	110	1,039	-
1.8%	-	356	607	90	671	769	1,806	614
1.85%	-	23	1,384	208	17	11	751	17
1.9%	-	21	21	-	22	2	-	-
1.95%	-	-	22	444	-	-	913	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	881	492	60	552	1,918	161
2.1%	-	-	-	98	-	-	94	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	26	-	437	779	68
2.25%	-	4,557	5,449	3,063	-	-	118	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$6,549	$122,671	$163,657	$145,579	$176,614	$159,580	$323,903	$138,894

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR	WRGP

0.95%	$742,707	$204,979	$407,682	$467,079	$79,304	$24,628	$108,048	$527,379
1%	29,565	7,276	13,148	18,787	2,282	528	1,895	20,829
1.05%	6,520	1,885	5,607	3,932	419	147	758	4,141
1.1%	913,689	202,315	395,629	482,144	83,070	48,055	150,521	530,396
1.15%	373,615	97,691	170,007	190,446	40,992	19,426	55,638	225,518
1.2%	51,183	9,022	16,270	17,104	2,646	1,042	5,087	21,105
1.25%	60,644	15,354	29,570	26,575	4,948	2,204	9,306	28,476
1.3%	12,284	5,278	7,966	4,359	597	145	1,458	8,555
1.35%	43,539	10,988	15,500	20,624	4,476	1,343	6,000	24,067
1.4%	245,525	43,160	115,662	86,593	17,141	4,460	43,113	107,858
1.45%	80,265	15,580	29,087	38,527	5,751	976	10,812	54,034
1.5%	30,114	5,431	17,043	23,262	2,633	155	2,407	29,305
1.55%	153,938	16,810	41,005	59,965	11,991	6,665	40,291	62,322
1.6%	84,351	17,704	45,246	41,830	8,050	1,336	11,675	58,424
1.65%	34,502	10,031	12,941	31,562	4,122	605	1,403	36,354
1.7%	2,144	35	386	772	286	147	315	1,215
1.75%	2,172	1,288	2,658	1,475	70	-	149	2,079
1.8%	6,732	1,754	4,357	5,041	332	760	2,904	4,478
1.85%	6,216	1,646	1,074	2,946	371	194	3,767	3,893
1.9%	156	27	314	221	6	-	3	338
1.95%	20,554	1,472	1,211	1,713	-	-	3,749	3,315
2%	4,259	621	8,056	2,438	144	-	1,959	2,778
2.05%	176	19	144	352	-	60	30	236
2.1%	102	65	54	51	-	228	21	20
2.15%	37	73	467	-	-	-	-	222
2.2%	9	-	-	-	-	-	-	-
2.25%	165	19	1,389	2,470	-	-	1,082	2,225
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$2,905,163	$670,523	$1,342,473	$1,530,268	$269,631	$113,104	$462,391	$1,759,562

	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP	WRRESP

0.95%	$248,696	$161,280	$61,225	$12,598	$38,677	$182,430	$17,915	$25,232
1%	8,496	3,754	859	280	651	18,766	516	539
1.05%	2,163	2,618	404	191	555	8,902	25	52
1.1%	289,865	174,358	73,896	14,797	46,739	170,192	30,214	40,206
1.15%	129,963	64,616	28,397	4,315	16,000	98,157	6,711	12,430
1.2%	10,316	6,961	2,091	1,034	2,386	5,542	1,301	1,289
1.25%	20,527	6,272	3,489	608	2,381	7,214	1,421	1,272
1.3%	4,957	326	480	227	168	1,740	222	33
1.35%	12,390	6,032	1,751	411	1,474	5,498	1,299	2,571
1.4%	48,843	25,967	17,402	2,364	10,351	35,222	4,398	8,079
1.45%	10,410	6,571	1,327	246	2,992	21,261	386	481
1.5%	12,058	12,202	1,576	86	1,239	7,399	571	668
1.55%	27,918	19,725	11,337	896	4,350	42,512	2,124	5,373
1.6%	27,367	12,366	2,813	799	2,892	26,838	1,860	2,196
1.65%	2,832	2,581	454	20	2,509	9,818	52	493
1.7%	271	134	98	22	245	455	223	56
1.75%	121	37	80	23	45	41	39	48
1.8%	2,074	1,178	1,303	-	349	1,383	151	326
1.85%	819	1,686	228	66	245	208	283	360
1.9%	120	122	-	-	14	54	15	-
1.95%	831	3,357	-	-	50	676	-	-
2%	1,026	2,378	182	66	429	4,714	-	115
2.05%	19	56	2	1	13	62	7	8
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	7	3,252	-	-	383	4,010	-	60
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$862,089	$517,829	$209,394	$39,050	$135,137	$653,094	$69,733	$101,887

	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG	WIEP	WVCP

0.95%	$279,122	$239,327	$23,720	$172,327	$130,388	$5,894	$9,058	$5,404
1%	6,050	6,897	437	617	24,561	927	5,054	1,804
1.05%	1,439	2,128	101	1,542	4,048	38	1,459	902
1.1%	332,849	255,460	39,610	238,025	72,090	728	418	334
1.15%	124,138	112,230	12,761	108,415	42,009	1,746	51	21
1.2%	11,441	10,077	1,335	6,937	98,664	4,805	1,054	800
1.25%	13,673	13,384	1,945	9,721	13,403	56	407	-
1.3%	2,980	741	109	3,150	12,394	320	154	-
1.35%	13,144	11,812	1,810	13,016	23,945	346	-	-
1.4%	70,593	48,760	4,028	50,723	28,503	454	42	-
1.45%	9,474	5,733	997	25,942	2,853	-	24	-
1.5%	13,506	12,892	339	11,973	8,244	94	338	-
1.55%	45,866	22,595	2,308	25,019	6,070	473	-	-
1.6%	27,157	15,341	2,511	32,577	11,329	87	-	-
1.65%	5,391	4,977	161	14,301	12,114	141	119	-
1.7%	541	558	150	355	893	104	-	-
1.75%	365	149	-	923	5,431	-	-	-
1.8%	3,457	2,889	-	1,572	7,828	-	-	-
1.85%	2,699	2,670	261	2,324	511	-	-	-
1.9%	113	114	-	163	523	26	-	-
1.95%	3,569	1,777	-	3,093	144	-	-	-
2%	1,546	808	116	2,563	222	-	-	-
2.05%	5	14	1	92	4,024	324	-	-
2.1%	32	20	-	48	53	-	-	-
2.15%	43	-	-	56	100	-	-	-
2.2%	-	-	-	-	529	-	-	-
2.25%	51	733	-	619	3	-	-	-
2.3%	-	-	-	-	20	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$969,244	$772,086	$92,700	$726,093	$510,896	$16,563	$18,178	$9,265

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	BF	SGRF	JPMCVP	WGIP

0.95%	$55,412	$26,684	$11,189	$15,017
1%	19,192	9,602	3,414	6,674
1.05%	3,653	1,543	724	3,302
1.1%	26,223	9,458	4,381	858
1.15%	8,720	4,537	1,348	247
1.2%	31,464	14,833	6,659	6,049
1.25%	4,060	2,946	965	684
1.3%	5,222	2,559	2,017	1,227
1.35%	6,363	2,482	1,116	72
1.4%	11,891	3,814	1,350	144
1.45%	634	349	123	13
1.5%	1,008	1,414	272	166
1.55%	3,055	1,251	358	379
1.6%	2,744	1,551	737	-
1.65%	4,233	807	270	11
1.7%	321	350	55	6
1.75%	1,536	221	71	-
1.8%	702	1,173	334	-
1.85%	210	132	88	3
1.9%	41	36	46	-
1.95%	192	173	-	-
2%	-	31	-	-
2.05%	144	51	160	-
2.1%	-	77	-	-
2.15%	-	-	-	-
2.2%	13	15	239	-
2.25%	-	440	-	-
2.3%	-	-	-	-
2.35%	-	-	-	-
2.4%	-	-	-	-
2.45%	-	-	-	-
2.5%	-	-	-	-
2.6%	-	-	-	-

	$187,033	$86,529	$35,916	$34,852

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2009 and 2008, total transfers to the Account from the fixed account were $76,474,213 and $60,787,961, respectively, and total transfers from the Account to the fixed account were $230,731,783 and $258,700,749, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $40,928,605 and $19,706,594 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$7,961,432,920	0	$7,961,432,920
Net Accounts Payable of $41,279 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Capital Manager Equity VIF (BBCMAG)	$11,851	$516,762
Large Cap VIF (BBGI)	32,694	1,499,369
Mid Cap Growth VIF (BBCA)	42,573	471,980
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)	15,972,720	384,151
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)	1,189,043	2,094
U.S. Equity Flex I Portfolio (WSCP)	4,879,654	211,568
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)	11,476,045	3,012,739
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	13,227	8,080
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	12,379,551	18,190,167
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	4,882,100	5,790,964
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	96,534	2,772,426
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)	397,854	2,906,556
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	21,033,098	18,419,106
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	2,807,917	8,812,543
Investors Growth Stock Series - Service Class (MIGSC)	6,724	15,974
Mid Cap Growth Series - Service Class (MMCGSC)	112,629	389,702
New Discovery Series - Service Class (MNDSC)	192,838	247,799
Value Series - Service Class (MVFSC)	11,332,735	13,626,605
Core Plus Fixed Income Portfolio - Class I (MSVFI)	8,839,658	12,560,891
Core Plus Fixed Income Portfolio - Class II (MSVF2)	148,306	230,965
Emerging Markets Debt Portfolio - Class I (MSEM)	1,201,638	3,795,504
Mid Cap Growth Portfolio- class I (MSVMG)	4,713,763	24,978,308
U.S. Real Estate Portfolio - Class I (MSVRE)	6,985,076	222,806,624
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)	1,105,141	122,924
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	399,928	21,741
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	6,979,752	10,323,694
American Funds NVIT Bond Fund - Class II (GVABD2)	23,156,469	29,330,750
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	8,338,067	8,721,523
American Funds NVIT Growth Fund - Class II (GVAGR2)	14,488,498	8,904,493
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	4,408,384	3,189,169
Federated NVIT High Income Bond Fund - Class I (HIBF)	3,629,911	13,610,828
Federated NVIT High Income Bond Fund - Class III (HIBF3)	37,473,463	36,540,954
Gartmore NVIT Emerging Markets Fund - Class I (GEM)	127,835	746,597
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)	11,168,490	31,060,889
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)	299,371	617,500
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)	1,208	3,872
Gartmore NVIT Global Utilities Fund - Class III (GVGU)	859,460	13,031,827
Gartmore NVIT International Equity Fund - Class I (GIG)	426,490	403,341
Gartmore NVIT International Equity Fund - Class III (GIG3)	7,657,855	19,032,058
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	21,502	9,607
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)	117,835	1,371,724
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	693,295	3,377,219
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	102,122,127	10,237,535
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	734,631	5,854,577
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	1,535	11
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	1,516,297	1,325,338
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	3,359,396	1,398,445
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	1,223,361	2,708,232
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	5,350,696	2,253,161
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	7,906,469	3,218,520
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	3,610,953	1,574,025
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	4,728,928	3,004,770
NVIT Core Bond Fund - Class I (NVCBD1)	11,098,005	5,040,603
NVIT Core Bond Fund - Class II (NVCBD2)	608,462	48,363
NVIT Core Plus Bond Fund - Class II (NVLCP2)	7,469,340	4,079,697
NVIT Fund - Class I (TRF)	3,635,604	37,481,978
NVIT Fund - Class II (TRF2)	144,083	156,549
NVIT Global Financial Services Fund - Class I (GVGF1)	161	1,517
NVIT Global Financial Services Fund - Class III (GVGFS)	1,521,889	5,189,244
NVIT Government Bond Fund - Class I (GBF)	21,161,215	113,947,401
NVIT Government Bond Fund - Class II (GBF2)	1,049,050	3,463,032
NVIT Growth Fund - Class I (CAF)	1,100,118	4,316,244
NVIT Health Sciences Fund - Class I (GVGH1)	693	15,781
NVIT Health Sciences Fund - Class III (GVGHS)	3,805,394	14,748,328
NVIT International Index Fund - Class VIII (GVIX8)	1,361,596	1,197,500
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	5,929,525	15,631,471
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	1,475,097	3,623
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	860,998	132,615
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	10,976,612	25,971,592
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	67,743,309	83,449,352
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	10,428,186	36,796,429
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	7,666,909	33,224,572
NVIT Leaders Fund - Class I (GVUS1)	38	3,587
NVIT Leaders Fund - Class III (GVUSL)	509,250	4,218,683
NVIT Mid Cap Index Fund - Class I (MCIF)	5,849,560	30,394,580
NVIT Money Market Fund - Class I (SAM)	81,943,744	372,605,727
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	10,877	8
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	68,940,094	9,008,768

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	53	378
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	1,244,324	18,445,965
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	90,440	517,827
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	8,758,878	778,691
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	1,067,117	86,771
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	7,136,712	2,209,299
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	105,443,527	13,867,570
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	7,713,091	1,008,271
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	82,703,918	13,976,681
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	7,635,777	22,261,297
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	29,517	199,621
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	2,846,837	51,595,261
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	68,083	586,707
NVIT Multi-Manager Small Company Fund - Class I (SCF)	2,590,512	54,958,941
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	128,735	987,027
NVIT Multi-Sector Bond Fund - Class I (MSBF)	40,105,614	52,848,768
NVIT Short Term Bond Fund - Class II (NVSTB2)	31,348,628	11,474,574
NVIT Technology & Communications Fund - Class I (GGTC)	76,955	302,060
NVIT Technology & Communications Fund - Class III (GGTC3)	7,583,709	5,373,520
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)	4,145	211,966
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)	608,926	3,660,188
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,466,365	42,930
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)	12,171	53
Templeton NVIT International Value Fund - Class III (NVTIV3)	5,418,189	489,786
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	8,093,320	28,210,395
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)	101,522,843	17,052,010
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	13,334,416	16,796,061
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	4,305,475	283,530
Low Duration Portfolio - Advisor Class (PMVLAD)	19,542,480	1,195,508
V.I. Basic Balanced Fund - Series I (AVB)	98,900	138,521
V.I. Basic Value Fund - Series II (AVBV2)	8,099,240	15,927,512
V.I. Capital Appreciation Fund - Series I (AVCA)	12,652	15,200
V.I. Capital Appreciation Fund - Series II (AVCA2)	1,935,920	2,646,213
V.I. Capital Development Fund - Series II (AVCD2)	930,654	1,873,466
V.I. Core Equity Fund - Series I (AVGI)	175,020	75,590
V.I. Core Equity Fund - Series II (AVCE2)	232,595	761,572
V.I. Global Health Care Fund - Series I (IVHS)	37,510	37,130
V.I. Global Real Estate Fund - Series I (IVRE)	85,588	171,234
V.I. Large Cap Growth Fund - Series I (AVLCG)	6,175	425,930
VPS Growth and Income Portfolio - Class B (ALVGIB)	94,616	373,847
VPS Large Cap Growth Portfolio: Class B (ALVPGB)	144,399	321,174
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)	7,480,894	6,658,816
VP Income & Growth Fund - Class I (ACVIG)	3,731,439	20,220,893
VP Income & Growth Fund - Class II (ACVIG2)	114,945	412,218
VP Inflation Protection Fund - Class II (ACVIP2)	14,896,451	17,012,112
VP International Fund - Class I (ACVI)	843,899	40,569,346
VP International Fund - Class III (ACVI3)	1,118,468	40,232,669
VP Mid Cap Value Fund - Class I (ACVMV1)	6,067,441	9,583,201
VP Mid Cap Value Fund - Class II (ACVMV2)	74,993	54,488
VP Ultra(R) Fund - Class I (ACVU1)	228,886	8,689,625
VP Ultra(R) Fund - Class II (ACVU2)	54,641	1,576,850
VP Value Fund - Class I (ACVV)	12,190,638	89,020,840
VP Value Fund - Class II (ACVV2)	428,998	1,760,055
VP Vista(SM) Fund - Class I (ACVVS1)	274,518	11,005,178
VP Vista(SM) Fund - Class II (ACVVS2)	152	520,037
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	15,806,220	29,879,237
Stock Index Fund, Inc. - Initial Shares (DSIF)	39,369,388	75,047,933
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	711,625	6,538,884
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)	674	13,530
Appreciation Portfolio - Initial Shares (DCAP)	8,790,780	17,843,295
Appreciation Portfolio - Service Shares (DCAPS)	289,118	859,981
Developing Leaders Portfolio - Initial Shares (DSC)	14,273	20,774
International Value Portfolio - Initial Shares (DVIV)	10,323	51,440
Capital Appreciation Fund II - Service Shares (FCA2S)	22,201	115,241
Clover Value Fund II - Service Shares (FALFS)	4,946	96,941
High Income Bond Fund II - Service Shares (FHIBS)	753,719	1,149,786
Market Opportunity Fund II - Service Shares (FVMOS)	5,149,923	6,589,496
Quality Bond Fund II - Primary Shares (FQB)	14,872,346	42,821,041
Quality Bond Fund II - Service Shares (FQBS)	1,173,854	1,916,560
Contrafund Portfolio - Service Class 2 (FC2)	437,255	2,094,772
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)	78,696	794,928
VIP Fund - Contrafund Portfolio - Service Class (FCS)	7,243,912	82,022,035
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	7,213,754	18,462,849
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	7,541,154	77,542,453
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)	260,520	2,080,392
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	2,164,698	4,504,330
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	6,500	7,835
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	2,193,973	3,252,122
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	64,432	15,375
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,186,988	1,557,557
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	30,198	70,499
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)	900,896	5,659,050
VIP Fund - Growth Portfolio - Service Class (FGS)	966,356	31,288,455
VIP Fund - Growth Portfolio - Service Class 2 (FG2)	79,162	702,672
VIP Fund - High Income Portfolio - Service Class (FHIS)	4,839,498	22,942,811
VIP Fund - High Income Portfolio - Service Class R (FHISR)	33,259,031	26,997,567
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	34,600,842	13,402,821
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	8,535,039	9,621,237
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)	341,217	2,140,050
VIP Fund - Overseas Portfolio - Service Class (FOS)	602,709	5,559,560
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)	236,442	1,240,523
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	1,849,028	12,398,957
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	9,879,282	20,785,124

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

Franklin Income Securities Fund - Class 2 (FTVIS2)	14,016,505	11,336,348
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)	13,779	137,049
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	6,026,248	10,150,417
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	8,085,023	7,351,746
Templeton Foreign Securities Fund - Class 2 (TIF2)	4,173	29,018
Templeton Foreign Securities Fund - Class 3 (TIF3)	6,226,602	11,815,536
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	17,553,326	11,473,672
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	2,316,960	493,394
Guardian Portfolio - I Class Shares (AMGP)	1,778,354	44,111,141
International Portfolio - S Class Shares (AMINS)	241,506	3,066,638
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	460,112	72,644,491
Partners Portfolio- I Class Shares (AMTP)	6,877,644	115,976,870
Regency Portfolio - S Class Shares (AMRS)	3,935,612	8,546,961
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	865,111	1,089,875
Socially Responsive Portfolio - I Class Shares (AMSRS)	492,843	2,083,819
Capital Appreciation Fund/VA - Service Class (OVCAFS)	78,242	665,743
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	2,981,472	30,402,653
Global Securities Fund/VA - Class 3 (OVGS3)	5,217,036	24,487,666
Global Securities Fund/VA - Non-Service Shares (OVGS)	3,137,225	13,524,526
Global Securities Fund/VA - Service Class (OVGSS)	128,784	592,206
High Income Fund/VA - Class 3 (OVHI3)	2,824,163	1,977,857
High Income Fund/VA - Non-Service Shares (OVHI)	0	154,344
High Income Fund/VA - Service Class (OVHIS)	190	14,875
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	3,971,683	27,136,732
Main Street Fund(R)/VA - Service Class (OVGIS)	85,253	596,188
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)	16,032,936	17,847,659
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)	3,800	23,846
MidCap Fund/VA - Non-Service Shares (OVAG)	855,992	12,593,075
Strategic Bond Fund/VA - Service Class (OVSBS)	842,691	1,158,160
Real Return Portfolio - Administrative Class (PMVRRA)	264,760	245,005
Series D (Global Series) (SBLD)	51,502	62,093
Series J (Mid Cap Growth Series) (SBLJ)	59,330	47,885
Series N (Managed Asset Allocation Series) (SBLN)	29,466	23,531
Series O (All Cap Value Series) (SBLO)	92,674	582,798
Series P (High Yield Series) (SBLP)	385,868	195,681
Series Q (Small Cap Value Series) (SBLQ)	106,041	156,989
Series V (Mid Cap Value Series) (SBLV)	285,278	280,563
Series X (Small Cap Growth Series) (SBLX)	27,883	15,704
Series Y (Select 25 Series) (SBLY)	16,906	11,756
Total Return Portfolio - Administrative Class (PMVTRA)	1,282,417	683,496
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	362	9,570
Capital Growth Portfolio - Class II (ACEG2)	128,537	306,104
Comstock Portfolio - Class II (ACC2)	472,612	2,185,491
Diversified Stock Fund Class A Shares (VYDS)	105,299	2,249,817
Micro-Cap Portfolio - Investment Class (ROCMC)	152,598	190,244
Blue Chip Growth Portfolio - II (TRBCG2)	7,019,204	20,729,946
Equity Income Portfolio - II (TREI2)	3,116,631	9,600,197
Limited-Term Bond Portfolio - II (TRLT2)	11,458,370	28,394,193
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)	11,659,530	14,280,525
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)	1,635,549	7,155,126
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)	11,122,585	14,340,277
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)	485,921	1,781,530
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	36,970,484	19,151,591
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)	2,129,719	10,259,019
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)	11,142,868	24,095,414
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)	1,912,661	35,118,512
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)	1,073,735	6,031,609
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)	1,902,932	2,475,768
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)	7,346,465	5,641,134
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)	5,129,855	32,059,413
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)	15,156,614	8,260,317
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)	5,680,559	7,577,740
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)	3,334,426	6,254,268
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)	767,957	1,014,883
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)	3,561,708	3,204,374
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)	15,381,980	44,842,526
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)	991,352	2,294,110
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)	994,965	4,667,893
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)	6,704,719	11,488,660
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)	1,614,618	11,307,663
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)	929,025	3,137,051
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)	1,623,068	14,446,796
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)	2,667,692	123,171,651
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)	4,863,027	574,659
International Equity Flex I Portfolio (obsolete) (WIEP)	738	3,220,874
International Equity Flex II Portfolio (obsolete) (WVCP)	32,964	1,275,805
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)	704,868	75,104,054
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)	182,212	37,920,371
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)	267,356	17,648,804
U.S. Equity Flex II Portfolio (obsolete) (WGIP)	449,373	8,558,427

Total	$1,696,197,273	$3,528,181,343

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2009. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Capital Manager Equity VIF (BBCMAG)
2009	0.95%	to	1.75%	79,522	$10.19	to	9.52	$780,089	0.86%	24.05%	to	22.87%
2008	0.95%	to	1.75%	110,981	8.21	to	7.75	884,049	1.32%	-38.81%	to	-39.38%
2007	0.95%	to	1.75%	152,662	13.42	to	12.79	1,993,781	2.69%	1.09%	to	0.33%
2006	0.95%	to	1.75%	167,149	13.27	to	12.75	2,170,620	1.06%	14.63%	to	13.76%
2005	0.95%	to	1.75%	173,891	11.58	to	11.2	1,977,946	1.46%	5.76%	to	4.95%
Large Cap VIF (BBGI)
2009	0.95%	to	1.75%	181,163	9.58	to	8.96	1,698,220	1.01%	17.37%	to	16.24%
2008	0.95%	to	1.90%	261,627	8.17	to	7.62	2,093,573	1.51%	-38.03%	to	-38.72%
2007	0.95%	to	1.90%	393,076	13.18	to	12.44	5,067,332	2.32%	-6.77%	to	-7.62%
2006	0.95%	to	2.00%	325,009	14.13	to	13.4	4,521,052	1.32%	20.13%	to	18.93%
2005	0.95%	to	2.00%	340,929	11.76	to	11.26	3,959,805	1.89%	5.89%	to	4.82%
Mid Cap Growth VIF (BBCA)
2009	0.95%	to	2.05%	93,676	12.21	to	11.14	1,121,159	0.00%	26.47%	to	24.76%
2008	0.95%	to	2.05%	117,435	9.66	to	8.93	1,112,358	0.00%	-52.24%	to	-52.82%
2007	0.95%	to	2.05%	194,644	20.22	to	18.93	3,836,231	0.00%	33.73%	to	32.32%
2006	0.95%	to	2.05%	212,034	15.12	to	14.31	3,142,013	0.43%	2.28%	to	1.21%
2005	0.95%	to	2.05%	221,842	14.78	to	14.14	3,227,954	0.00%	13.3%	to	12.12%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2009	0.95%	to	2.30%	1,329,525	12.1	to	12	16,061,460	2.54%	21.01%	to	19.95%	*
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)
2009	0.95%	to	1.20%	118,233	9	to	10.73	1,195,448	0.00%	-10.00%	to	7.3%	*
U.S. Equity Flex I Portfolio (WSCP)
2009	0.95%	to	1.85%	465,051	10.85	to	10.83	5,075,301	0.00%	8.51%	to	8.26%	*
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2009	0.95%	to	2.30%	921,638	$12.04	to	11.13	10,981,625	0.00%	25.49%	to	23.63%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2009	1.25%			7,927	14.31			113,433	2.77%	24%
2008	1.25%			7,919	11.54			91,385	2.94%	-17.11%
2007	1.25%			2,342	13.93			32,613	1.73%	8.9%
2006	1.25%			3,983	12.79			50,931	1.41%	9.04%
2005	1.25%			7,136	11.73			83,685	2.00%	6.32%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2009	0.95%	to	2.40%	14,689,565	9.53	to	12.59	138,297,870	0.01%	44.63%	to	42.3%
2008	0.95%	to	2.50%	15,992,721	6.59	to	8.75	105,562,337	0.01%	-44.84%	to	-45.72%
2007	0.95%	to	2.70%	19,196,350	11.94	to	15.84	237,096,056	0.17%	35.33%	to	33.04%
2006	0.95%	to	2.70%	20,957,631	8.83	to	11.9	208,004,922	0.13%	8.08%	to	6.22%
2005	0.95%	to	2.70%	25,585,852	8.17	to	11.21	235,739,185	0.01%	11.49%	to	9.6%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2009	0.95%	to	2.30%	1,031,386	12.72	to	11.44	12,931,641	0.00%	55.6%	to	53.35%
2008	0.95%	to	2.40%	1,067,580	8.18	to	7.41	8,611,584	0.09%	-44.43%	to	-45.3%
2007	0.95%	to	2.40%	1,356,019	14.71	to	13.55	19,686,825	0.31%	20.59%	to	18.9%
2006	0.95%	to	2.55%	1,632,227	12.2	to	11.31	19,619,098	0.00%	6.92%	to	5.25%
2005	0.95%	to	2.40%	1,809,622	11.41	to	10.81	20,407,786	0.00%	10.27%	to	8.69%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2009	0.95%	to	2.20%	4,618,124	4.2	to	3.7	19,180,095	0.00%	55.41%	to	53.45%
2008	0.95%	to	2.20%	5,376,361	2.7	to	2.41	14,382,179	0.09%	-44.5%	to	-45.21%
2007	0.95%	to	2.35%	7,228,127	4.87	to	4.33	34,779,860	0.30%	20.54%	to	18.9%
2006	0.95%	to	2.45%	10,187,641	4.04	to	3.61	40,276,993	0.00%	6.81%	to	5.25%
2005	0.95%	to	2.45%	12,377,329	3.78	to	3.43	45,930,367	0.00%	10.49%	to	8.85%
(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
2009	1.25%			475	$13.54			$6,437	0.83%	21.02%
2008	0.95%	to	2.50%	140,574	11.38	to	10.41	1,579,143	0.67%	-36.85%	to	-37.84%
2007	0.95%	to	2.50%	177,353	18.02	to	16.74	3,150,367	0.47%	5.12%	to	3.47%
2006	0.95%	to	2.45%	204,029	17.14	to	16.25	3,456,456	0.10%	9.72%	to	8.11%
2005	0.95%	to	2.25%	312,325	15.63	to	15.11	4,849,120	1.55%	9.86%	to	8.49%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2009	0.95%	to	2.70%	4,589,729	24.6	to	21.49	111,311,388	0.42%	77.37%	to	74%
2008	0.95%	to	2.70%	4,486,666	13.87	to	12.35	61,384,776	2.75%	-52.66%	to	-53.56%
2007	0.95%	to	2.70%	6,157,632	29.3	to	26.59	178,045,971	0.44%	26.85%	to	24.76%
2006	0.95%	to	2.65%	6,727,631	23.1	to	21.36	153,417,136	2.17%	45.31%	to	43.03%
2005	0.95%	to	2.50%	5,457,024	15.9	to	15.02	85,809,891	1.07%	30.77%	to	28.84%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2009	0.95%	to	2.20%	5,558,077	14.47	to	12.76	79,406,176	0.42%	77.37%	to	75.13%
2008	0.95%	to	2.25%	6,684,942	8.16	to	12.71	54,098,651	2.65%	-52.68%	to	-53.36%
2007	0.95%	to	2.50%	8,694,808	17.24	to	26.63	153,997,686	0.44%	26.8%	to	24.96%
2006	0.95%	to	2.50%	10,413,775	13.6	to	21.31	164,415,764	1.85%	45.24%	to	43.19%
2005	0.95%	to	2.50%	12,338,040	9.36	to	14.88	134,879,076	0.99%	30.69%	to	28.76%
Investors Growth Stock Series - Service Class (MIGSC)
2009	1.25%	to	2.25%	17,463	11.17	to	10.47	194,959	0.44%	37.36%	to	35.97%
2008	1.25%	to	2.25%	18,125	8.13	to	7.7	147,243	0.29%	-37.77%	to	-38.40%
2007	1.25%	to	2.25%	20,042	13.07	to	12.5	261,817	0.09%	9.63%	to	8.51%
2006	1.25%	to	2.25%	23,107	11.92	to	11.51	275,266	0.00%	5.97%	to	4.9%
2005	1.25%	to	2.25%	25,301	11.25	to	10.98	284,412	0.15%	2.93%	to	9.77%	*
Mid Cap Growth Series - Service Class (MMCGSC)
2009	1.5%	to	2.60%	210,034	7.86	to	7.21	1,610,125	0.00%	39.13%	to	37.58%
2008	1.50%	to	2.60%	234,916	5.65	to	5.24	1,299,560	0.00%	-52.32%	to	-52.86%
2007	1.50%	to	2.60%	259,737	11.85	to	11.11	3,023,470	0.00%	7.86%	to	6.65%
2006	1.50%	to	2.60%	304,947	10.98	to	10.42	3,298,879	0.00%	0.77%	to	-0.36%
2005	1.50%	to	2.60%	337,675	10.9	to	10.46	3,634,793	0.00%	1.32%	to	0.19%
New Discovery Series - Service Class (MNDSC)
2009	1.50%	to	2.60%	106,493	11.38	to	10.44	1,173,015	0.00%	60.48%	to	58.69%
2008	1.50%	to	2.60%	101,953	7.09	to	6.58	703,563	0.00%	-40.43%	to	-41.1%
2007	1.50%	to	2.60%	114,943	11.9	to	11.17	1,340,506	0.00%	0.71%	to	-0.42%
2006	1.50%	to	2.60%	143,980	11.82	to	11.21	1,675,133	0.00%	11.24%	to	10%
2005	1.50%	to	2.60%	162,284	10.62	to	10.19	1,702,676	0.00%	3.46%	to	2.31%
Value Series - Service Class (MVFSC)
2009	0.95%	to	2.60%	3,696,423	9.55	to	11.18	36,396,990	1.16%	21.29%	to	19.27%
2008	0.95%	to	2.65%	3,458,496	7.87	to	8.59	28,395,671	1.10%	-33.38%	to	-34.58%
2007	0.95%	to	2.65%	3,388,372	11.82	to	13.13	42,262,876	0.89%	6.57%	to	4.8%
2006	0.95%	to	2.60%	2,656,741	11.09	to	13.65	31,544,216	0.21%	10.91%	to	17.38%	*
2005	1.50%	to	2.60%	311,423	12.12	to	11.63	3,727,418	0.64%	4.87%	to	3.71%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2009	0.95%	to	1.85%	397,097	10.53	to	10.18	4,149,190	9.45%	8.6%	to	7.62%
2008	0.95%	to	2.20%	797,752	9.69	to	9.32	7,688,511	4.53%	-11.06%	to	-12.2%
2007	0.95%	to	2.20%	1,037,706	10.9	to	10.62	11,267,437	4.26%	4.45%	to	3.14%
2006	0.95%	to	2.15%	385,528	10.43	to	10.3	4,016,565	0.90%	4.34%	to	3.51%	*
(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2009	1.50%	to	2.60%	63,439	$10.66	to	9.89	$659,139	6.43%	7.74%	to	6.54%
2008	1.50%	to	2.60%	75,504	9.9	to	9.29	731,256	4.73%	-11.8%	to	-12.78%
2007	1.50%	to	2.60%	93,300	11.22	to	10.65	1,030,437	3.94%	3.63%	to	2.47%
2006	1.50%	to	2.60%	60,560	10.83	to	10.39	647,614	4.75%	2.01%	to	0.88%
2005	1.50%	to	2.60%	37,278	10.61	to	10.3	391,951	2.96%	2.38%	to	1.24%
Emerging Markets Debt Portfolio - Class I (MSEM)
2009	0.95%	to	2.20%	466,768	23.82	to	29.48	13,214,085	7.81%	28.97%	to	27.35%
2008	0.95%	to	2.20%	586,733	18.47	to	23.15	12,992,341	7.09%	-15.78%	to	-16.86%
2007	0.95%	to	2.40%	837,101	21.93	to	27.34	22,021,247	6.99%	5.51%	to	4.01%
2006	0.95%	to	2.40%	1,142,148	20.79	to	26.29	28,742,683	8.28%	9.76%	to	8.2%
2005	0.95%	to	2.40%	1,499,114	18.94	to	24.29	34,255,801	7.61%	11.19%	to	9.63%
Mid Cap Growth Portfolio- class I (MSVMG)
2009	1.60%	to	1.75%	4,834	8.25	to	8.13	39,312	0.00%	55.14%	to	54.9%
2008	0.95%	to	2.20%	1,708,103	5.63	to	5.04	9,472,731	0.81%	-47.27%	to	-47.94%
2007	0.95%	to	2.20%	2,396,216	10.68	to	9.69	26,414,168	0.00%	21.49%	to	19.95%
2006	0.95%	to	2.65%	3,019,705	8.79	to	11.39	28,519,749	0.00%	8.24%	to	6.46%
2005	0.95%	to	2.25%	3,599,728	8.12	to	10.97	31,087,420	0.00%	16.45%	to	15.02%
U.S. Real Estate Portfolio - Class I (MSVRE)
2009	0.95%	to	1.75%	47,730	22.01	to	21.11	1,086,981	5.5%	27.13%	to	26.11%
2008	0.95%	to	2.85%	5,202,889	17.32	to	16.43	95,025,061	3.37%	-38.49%	to	-39.77%
2007	0.95%	to	2.85%	7,005,630	28.15	to	27.28	208,397,721	1.16%	-17.86%	to	-19.4%
2006	0.95%	to	2.85%	10,845,668	34.27	to	33.85	395,730,180	1.10%	36.74%	to	34.27%
2005	0.95%	to	2.85%	12,119,855	25.06	to	25.21	323,563,099	1.20%	15.94%	to	13.84%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2009	0.95%	to	1.70%	85,960	11.35	to	11.29	974,308	6.15%	13.46%	to	12.93%	*
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2009	0.95%	to	1.85%	31,259	12.48	to	12.41	389,738	1.14%	24.85%	to	24.14%	*
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2009	0.95%	to	2.20%	3,655,535	9.38	to	8.95	34,018,642	0.07%	22.24%	to	20.7%
2008	0.95%	to	2.40%	3,842,337	7.67	to	7.37	29,292,495	2.23%	-30.44%	to	-31.51%
2007	0.95%	to	2.40%	4,327,066	11.03	to	10.77	47,520,986	2.50%	5.13%	to	3.63%
2006	0.95%	to	2.40%	2,062,762	10.49	to	10.39	21,601,072	3.35%	4.9%	to	3.89%	*
American Funds NVIT Bond Fund - Class II (GVABD2)
2009	0.95%	to	2.20%	2,923,369	10.59	to	10.11	30,736,122	0.32%	11.08%	to	9.68%
2008	0.95%	to	2.40%	3,167,010	9.54	to	9.17	30,019,929	4.89%	-10.73%	to	-12.05%
2007	0.95%	to	2.55%	3,680,238	10.68	to	10.4	39,146,057	9.06%	2%	to	0.37%
2006	0.95%	to	2.20%	1,263,418	10.47	to	10.39	13,209,750	0.99%	4.72%	to	3.86%	*
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2009	0.95%	to	2.20%	2,651,292	10.4	to	9.92	27,381,129	0.00%	40.26%	to	38.34%
2008	0.95%	to	2.35%	2,607,903	7.42	to	7.14	19,230,688	2.63%	-39.22%	to	-40.13%
2007	0.95%	to	2.20%	2,609,463	12.2	to	11.95	31,717,801	2.69%	13.27%	to	11.84%
2006	0.95%	to	2.10%	1,678,343	10.77	to	10.69	18,050,298	0.13%	7.74%	to	6.91%	*
American Funds NVIT Growth Fund - Class II (GVAGR2)
2009	0.95%	to	2.25%	4,400,289	8.67	to	8.24	37,905,563	0.00%	37.46%	to	35.45%
2008	0.95%	to	2.35%	3,724,440	6.31	to	6.07	23,357,171	2.02%	-44.74%	to	-45.59%
2007	0.95%	to	2.20%	3,258,610	11.41	to	11.18	37,045,639	0.62%	10.83%	to	9.48%
2006	0.95%	to	2.20%	2,097,865	10.3	to	10.21	21,564,598	1.17%	2.99%	to	2.12%	*
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2009	0.95%	to	2.05%	1,422,326	7.81	to	7.58	11,047,272	0.00%	29.45%	to	28.01%
2008	0.95%	to	2.40%	1,149,098	6.03	to	5.88	6,904,722	2.50%	-38.65%	to	-39.62%
2007	0.95%	to	2.00%	537,058	9.83	to	9.76	5,271,094	2.43%	-1.71%	to	-2.4%	*
(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Federated NVIT High Income Bond Fund - Class I (HIBF)
2009	0.95%	to	2.20%	2,432,766	$16.22	to	12.59	$38,123,665	9.44%	44.61%	to	42.79%
2008	0.95%	to	2.30%	3,127,646	11.21	to	9.12	33,826,109	8.67%	-28.67%	to	-29.68%
2007	0.95%	to	2.30%	4,627,823	15.72	to	12.97	69,992,650	7.15%	2.15%	to	0.79%
2006	0.95%	to	2.50%	6,422,082	15.39	to	12.66	95,058,287	6.90%	9.56%	to	7.88%
2005	0.95%	to	2.50%	8,998,545	14.05	to	11.74	121,811,097	6.73%	1.41%	to	-0.14%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2009	0.95%	to	2.20%	5,022,438	12.08	to	11.39	60,129,567	8.74%	44.69%	to	42.82%
2008	0.95%	to	2.65%	4,616,958	8.35	to	7.84	38,241,066	7.69%	-28.78%	to	-30.04%
2007	0.95%	to	2.65%	3,454,996	11.73	to	11.21	40,229,839	7.23%	2.18%	to	0.46%
2006	0.95%	to	2.65%	5,044,302	11.47	to	11.16	57,586,745	7.11%	9.55%	to	7.71%
2005	0.95%	to	2.65%	3,808,514	10.47	to	10.36	39,805,529	8.70%	4.74%	to	3.56%	*
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2009	0.95%	to	2.05%	92,773	23.3	to	21.01	2,128,566	1.19%	61.76%	to	59.97%
2008	0.95%	to	2.10%	117,608	14.4	to	11.28	1,661,841	1.11%	-58.16%	to	-58.71%
2007	0.95%	to	2.15%	168,853	34.42	to	27.22	5,566,627	0.66%	44.19%	to	42.63%
2006	0.95%	to	2.15%	210,317	23.87	to	19.08	4,768,329	0.70%	35.42%	to	33.95%
2005	0.95%	to	2.15%	260,253	17.63	to	14.25	4,361,320	0.58%	31.38%	to	29.92%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2009	0.95%	to	2.45%	2,343,389	25.54	to	22.73	59,011,515	1.29%	61.93%	to	59.09%
2008	0.95%	to	2.65%	2,568,733	15.77	to	14.09	39,928,488	1.05%	-58.23%	to	-59.01%
2007	0.95%	to	2.65%	4,177,260	37.76	to	34.38	155,857,887	0.66%	44.16%	to	41.87%
2006	0.95%	to	2.65%	4,406,546	26.19	to	24.23	114,010,525	0.72%	35.35%	to	33.2%
2005	0.95%	to	2.45%	4,965,345	19.35	to	18.33	95,170,769	0.52%	31.4%	to	29.54%
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
2009	1.50%	to	2.60%	57,783	19.68	to	18.47	1,113,594	1.11%	60.64%	to	58.85%
2008	1.50%	to	2.50%	57,587	12.25	to	11.68	694,612	0.97%	-58.5%	to	-58.92%
2007	1.50%	to	2.60%	83,699	29.52	to	28.34	2,439,812	0.63%	43.26%	to	41.65%
2006	1.50%	to	2.60%	68,138	20.61	to	20	1,391,052	0.65%	34.51%	to	33.02%
2005	1.50%	to	2.45%	39,305	15.32	to	15.08	598,733	0.49%	30.51%	to	29.25%
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2009	1.25%			1,356	16.23			22,007	3.98%	6.66%
2008	1.25%			1,501	15.22			22,846	2.73%	-33.78%
2007	1.25%			3,488	22.98			80,150	2.52%	18.92%
2006	1.25%			3,870	19.32			74,779	2.52%	35.85%
2005	1.25%			4,277	14.22			60,835	2.07%	5.06%
Gartmore NVIT Global Utilities Fund - Class III (GVGU)
2009	0.95%	to	2.25%	617,366	15.35	to	13.82	9,320,767	3.54%	6.95%	to	5.55%
2008	0.95%	to	2.65%	1,126,815	14.35	to	12.75	15,873,203	2.95%	-33.54%	to	-34.72%
2007	0.95%	to	2.65%	1,589,344	21.59	to	19.54	33,738,996	2.31%	19.24%	to	17.31%
2006	0.95%	to	2.40%	2,128,548	18.11	to	16.87	38,016,144	2.48%	36.29%	to	34.39%
2005	0.95%	to	2.55%	1,719,422	13.29	to	12.48	22,577,766	2.40%	5.47%	to	3.87%
Gartmore NVIT International Equity Fund - Class I (GIG)
2009	0.95%	to	1.85%	108,942	10.94	to	10.05	1,173,520	0.96%	28.49%	to	27.32%
2008	0.95%	to	1.85%	95,197	8.51	to	7.9	799,141	1.41%	-46.57%	to	-47.06%
2007	0.95%	to	1.85%	100,313	15.94	to	14.92	1,534,448	0.42%	25.93%	to	24.78%
2006	0.95%	to	2.10%	121,194	12.65	to	10.95	1,468,870	1.17%	31.71%	to	30.34%
2005	0.95%	to	2.10%	138,198	9.61	to	8.4	1,272,654	0.96%	28.98%	to	27.58%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Gartmore NVIT International Equity Fund - Class III (GIG3)
2009	0.95%	to	2.45%	1,606,441	$17.35	to	15.44	$27,490,845	1.02%	28.44%	to	26.23%
2008	0.95%	to	2.65%	1,835,707	13.51	to	12.07	24,390,061	1.24%	-46.55%	to	-47.52%
2007	0.95%	to	2.65%	2,612,842	25.28	to	22.99	65,136,925	0.44%	25.93%	to	23.91%
2006	0.95%	to	2.45%	2,362,026	20.07	to	18.73	46,790,507	1.12%	31.69%	to	29.87%
2005	0.95%	to	2.55%	1,621,932	15.24	to	14.37	24,441,820	0.83%	28.94%	to	26.97%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2009	1.25%			8,052	6.98			56,219	0.85%	27.83%			*
2008	1.25%			5,501	5.46			30,035	1.01%	-45.38%			*
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
2009	0.95%	to	2.20%	586,309	13.82	to	9.34	7,979,898	1.04%	23.82%	to	22.25%
2008	0.95%	to	2.20%	726,959	11.16	to	7.64	7,984,545	0.74%	-44.87%	to	-45.57%
2007	0.95%	to	2.20%	930,932	20.25	to	14.04	18,529,122	0.39%	18.75%	to	17.25%
2006	0.95%	to	2.50%	1,244,511	17.05	to	12.53	20,854,713	0.82%	24.69%	to	22.86%
2005	0.95%	to	2.50%	1,665,870	13.67	to	10.2	22,435,929	0.92%	18.21%	to	16.45%
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2009	0.95%	to	2.20%	352,465	18.61	to	17.1	6,481,949	1.03%	23.81%	to	22.25%
2008	0.95%	to	2.20%	421,671	15.03	to	13.99	6,267,551	0.65%	-44.86%	to	-45.55%
2007	0.95%	to	2.30%	672,810	27.26	to	25.68	18,153,268	0.53%	18.8%	to	17.29%
2006	0.95%	to	2.45%	716,442	22.95	to	21.77	16,294,946	0.93%	24.62%	to	22.85%
2005	0.95%	to	2.40%	703,872	18.42	to	17.75	12,874,064	0.71%	18.21%	to	16.57%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2009	0.95%	to	2.30%	13,082,723	7.8	to	7.6	101,820,966	0.18%	51.51%	to	49.15%
2008	0.95%	to	1.65%	24,053	5.15	to	5.12	123,576	0.00%	-48.51%	to	-48.75%	*
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2009	0.95%	to	2.20%	545,466	8	to	7.81	4,351,485	0.47%	30.29%	to	28.45%
2008	0.95%	to	2.20%	1,045,538	6.14	to	6.08	6,412,440	0.50%	-38.61%	to	-39.18%	*
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2009	2.20%			217	7.81			1,695	0.09%	28.38%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2009	0.95%	to	1.40%	291,521	8.15	to	8.07	2,370,573	0.96%	27.97%	to	27.21%
2008	0.95%	to	1.65%	203,409	6.37	to	6.34	1,293,902	1.60%	-36.28%	to	-36.63%	*
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2009	0.95%	to	1.75%	589,939	9.42	to	9.29	5,537,130	2.17%	18.68%	to	17.72%
2008	0.95%	to	1.65%	382,103	7.94	to	7.9	3,028,279	1.57%	-20.62%	to	-20.99%	*
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2009	0.95%	to	1.80%	418,388	8.87	to	8.75	3,698,081	1.41%	22.98%	to	21.93%
2008	0.95%	to	1.80%	559,727	7.21	to	7.17	4,026,132	1.69%	-27.86%	to	-28.31%	*
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2009	0.95%	to	1.85%	581,196	10.18	to	10.02	5,894,080	2.88%	11.95%	to	10.93%
2008	0.95%	to	2.00%	283,337	9.09	to	9.03	2,573,288	1.66%	-9.09%	to	-9.74%	*
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2009	0.95%	to	1.85%	1,273,021	9.15	to	9	11,603,008	1.95%	20.79%	to	19.61%
2008	0.95%	to	1.85%	742,815	7.57	to	7.52	5,617,401	1.74%	-24.27%	to	-24.76%	*
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2009	0.95%	to	1.60%	487,057	8.59	to	8.49	4,172,398	1.51%	25.38%	to	24.55%
2008	0.95%	to	1.65%	303,444	6.85	to	6.81	2,076,138	1.62%	-31.5%	to	-31.86%	*
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2009	0.95%	to	1.85%	633,405	9.7	to	9.55	6,123,239	2.42%	16.56%	to	15.47%
2008	0.95%	to	1.85%	445,889	8.32	to	8.27	3,703,801	2.01%	-16.81%	to	-17.34%	*
NVIT Core Bond Fund - Class I (NVCBD1)
2009	0.95%	to	2.30%	669,759	10.65	to	10.41	7,107,261	3.38%	7.75%	to	6.31%
2008	0.95%	to	2.05%	109,155	9.88	to	9.81	1,077,426	3.03%	-1.18%	to	-1.91%	*
NVIT Core Bond Fund - Class II (NVCBD2)
2009	1.50%	to	2.50%	63,999	10.51	to	10.33	668,098	3.22%	6.96%	to	5.88%
2008	1.50%	to	2.50%	10,259	9.82	to	9.76	100,446	3.99%	-1.76%	to	-2.43%	*
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2009	0.95%	to	2.20%	344,564	11.38	to	11.14	3,910,872	5.36%	15.33%	to	13.88%
2008	0.95%	to	1.65%	53,319	9.87	to	9.82	525,408	3.84%	-1.34%	to	-1.8%	*

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT Fund - Class I (TRF)
2009	0.95%	to	2.30%	11,511,657	$11.21	to	8.07	$127,435,570	1.32%	24.9%	to	22.98%
2008	0.95%	to	2.65%	13,778,445	8.97	to	6.33	122,081,060	1.37%	-42.11%	to	-43.17%
2007	0.95%	to	2.65%	18,302,786	15.5	to	11.15	279,523,271	1.05%	7.15%	to	5.36%
2006	0.95%	to	2.65%	23,824,168	14.47	to	10.58	339,222,705	1.89%	12.55%	to	10.67%
2005	0.95%	to	2.65%	29,996,004	12.85	to	9.56	380,305,497	0.88%	6.42%	to	4.65%
NVIT Fund - Class II (TRF2)
2009	1.50%	to	2.60%	90,233	9.72	to	8.92	855,533	1.09%	23.67%	to	22.29%
2008	1.50%	to	2.60%	87,219	7.86	to	7.29	671,229	1.14%	-42.49%	to	-43.13%
2007	1.50%	to	2.60%	115,811	13.66	to	12.82	1,545,946	0.76%	6.27%	to	5.07%
2006	1.50%	to	2.60%	181,993	12.86	to	12.2	2,282,112	0.92%	11.7%	to	10.46%
2005	1.50%	to	2.60%	195,744	11.51	to	11.05	2,210,461	0.67%	5.44%	to	4.26%
NVIT Global Financial Services Fund - Class I (GVGF1)
2009	1.25%			294	12.61			3,712	1.13%	30.11%
2008	1.25%			346	9.69			3,353	1.82%	-46.95%
2007	1.25%			1,311	18.27			23,954	3.02%	-2.3%
2006	1.25%			1,731	18.7			32,372	1.24%	18.82%
2005	1.25%			2,396	15.74			37,710	1.26%	9.77%
NVIT Global Financial Services Fund - Class III (GVGFS)
2009	0.95%	to	2.15%	331,596	13.3	to	12.08	4,332,608	1.1%	30.68%	to	29.09%
2008	0.95%	to	2.40%	450,548	10.18	to	9.2	4,511,348	2.07%	-46.73%	to	-47.6%
2007	0.95%	to	2.65%	451,291	19.11	to	17.29	8,480,901	2.92%	-2.07%	to	-3.71%
2006	0.95%	to	2.65%	674,775	19.51	to	17.96	12,967,114	2.05%	19.2%	to	17.25%
2005	0.95%	to	2.60%	740,148	16.37	to	15.35	11,984,534	1.58%	10.12%	to	8.35%
NVIT Government Bond Fund - Class I (GBF)
2009	0.95%	to	2.45%	18,571,113	17.17	to	13.31	298,915,230	3.28%	1.71%	to	0.2%
2008	0.95%	to	2.70%	25,449,213	16.88	to	12.95	401,600,441	4.25%	6.7%	to	4.84%
2007	0.95%	to	2.55%	29,988,338	15.82	to	12.52	441,809,358	4.36%	6.13%	to	4.44%
2006	0.95%	to	2.55%	34,986,437	14.91	to	11.99	483,859,446	3.96%	2.36%	to	0.72%
2005	0.95%	to	2.60%	42,401,094	14.56	to	11.86	575,425,464	3.64%	2.29%	to	0.6%
NVIT Government Bond Fund - Class II (GBF2)
2009	1.50%	to	2.60%	853,076	12.65	to	11.6	10,524,843	3.1%	0.89%	to	-0.23%
2008	1.50%	to	2.60%	1,063,595	12.54	to	11.63	13,041,427	3.97%	5.87%	to	4.69%
2007	1.50%	to	2.60%	1,206,275	11.84	to	11.11	14,003,822	4.17%	5.3%	to	4.12%
2006	1.50%	to	2.60%	1,305,790	11.24	to	10.67	14,449,913	3.79%	1.46%	to	0.33%
2005	1.50%	to	2.60%	1,433,490	11.08	to	10.64	15,694,602	3.40%	1.47%	to	0.34%
NVIT Growth Fund - Class I (CAF)
2009	0.95%	to	2.05%	4,093,988	7.5	to	4.7	29,698,562	0.56%	32.2%	to	30.74%
2008	0.95%	to	2.50%	4,801,429	5.67	to	3.62	26,271,368	0.27%	-39.29%	to	-40.29%
2007	0.95%	to	2.50%	6,528,710	9.34	to	6.06	58,670,198	0.17%	18.4%	to	16.62%
2006	0.95%	to	2.50%	8,225,494	7.89	to	5.2	62,375,925	0.05%	5.16%	to	3.55%
2005	0.95%	to	2.50%	10,681,078	7.5	to	5.02	77,433,925	0.08%	5.49%	to	3.88%
NVIT Health Sciences Fund - Class I (GVGH1)
2009	1.25%			5,321	12.54			66,726	0.29%	17.67%
2008	1.25%			6,333	10.66			67,510	0.29%	-26.15%
2007	1.25%			7,058	14.43			101,855	0.08%	11.74%
2006	1.25%			7,575	12.92			97,832	0.00%	1.43%
2005	1.25%			8,212	12.73			104,566	0.00%	7.09%
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.95%	to	2.60%	1,040,801	13.12	to	11.48	13,394,642	0.3%	17.98%	to	16.02%
2008	0.95%	to	2.65%	1,656,216	11.12	to	9.87	18,079,598	0.26%	-25.94%	to	-27.26%
2007	0.95%	to	2.65%	1,469,574	15.01	to	13.57	21,665,919	0.07%	12.15%	to	10.26%
2006	0.95%	to	2.65%	1,954,346	13.38	to	12.31	25,738,556	0.00%	1.73%	to	0.01%
2005	0.95%	to	2.65%	2,518,573	13.16	to	12.31	32,740,994	0.00%	7.4%	to	5.6%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT International Index Fund - Class VIII (GVIX8)
2009	0.95%	to	1.85%	362,938	$8.48	to	8.2	$3,066,717	2.76%	27.39%	to	26.23%
2008	0.95%	to	2.20%	274,031	6.65	to	6.43	1,817,251	1.83%	-43.63%	to	-44.42%
2007	0.95%	to	2.20%	362,329	11.8	to	11.56	4,265,033	1.50%	8.34%	to	6.97%
2006	0.95%	to	2.25%	115,357	10.89	to	10.8	1,254,445	1.67%	8.94%	to	7.99%	*
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2009	0.95%	to	2.60%	4,157,079	12.47	to	10.91	50,579,875	1%	26%	to	23.73%
2008	0.95%	to	2.65%	4,774,409	9.9	to	8.79	46,171,625	2.06%	-37.44%	to	-38.58%
2007	0.95%	to	2.65%	5,211,450	15.82	to	14.31	80,716,360	1.96%	4.95%	to	3.2%
2006	0.95%	to	2.65%	6,062,158	15.08	to	13.86	89,691,367	2.02%	15.76%	to	13.85%
2005	0.95%	to	2.65%	5,839,704	13.02	to	12.18	74,890,629	1.87%	6.91%	to	5.13%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2009	0.95%	to	1.85%	127,959	11.57	to	11.5	1,477,660	1.94%	15.66%	to	15%	*
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2009	0.95%	to	1.20%	61,529	12.13	to	12.11	745,662	1.69%	21.27%	to	21.07%	*
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2009	0.95%	to	2.6%	5,109,651	12.47	to	10.91	62,303,928	1.86%	8.05%	to	6.25%
2008	0.95%	to	2.65%	6,279,027	11.54	to	10.25	70,932,244	3.37%	-6.92%	to	-8.51%
2007	0.95%	to	2.65%	7,077,704	12.4	to	11.2	86,027,776	3.28%	4.37%	to	2.6%
2006	0.95%	to	2.65%	8,816,232	11.88	to	10.91	102,990,687	3.08%	5.16%	to	3.38%
2005	0.95%	to	2.65%	9,613,350	11.29	to	10.56	107,088,116	2.76%	2.33%	to	0.6%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2009	0.95%	to	2.60%	24,580,501	11.28	to	11.07	303,672,799	1.42%	5.32%	to	15.97%
2008	0.95%	to	2.65%	25,414,593	10.71	to	9.51	265,963,303	2.73%	-23.93%	to	-25.27%
2007	0.95%	to	2.65%	32,085,878	14.08	to	12.73	442,506,944	2.66%	4.65%	to	2.89%
2006	0.95%	to	2.65%	36,140,122	13.45	to	12.37	477,611,346	2.40%	10.3%	to	8.45%
2005	0.95%	to	2.65%	37,043,015	12.2	to	11.4	445,329,806	2.28%	4.35%	to	2.6%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2009	0.95%	to	2.60%	11,933,118	12.7	to	11.12	147,623,643	1.2%	23.21%	to	21.16%
2008	0.95%	to	2.85%	14,184,832	10.31	to	9.03	142,707,758	2.41%	-32.04%	to	-33.4%
2007	0.95%	to	2.85%	17,437,628	15.17	to	13.55	258,849,290	2.30%	5.14%	to	3.17%
2006	0.95%	to	2.85%	19,708,022	14.43	to	13.14	278,982,910	2.19%	13.46%	to	11.34%
2005	0.95%	to	2.85%	20,208,078	12.72	to	11.8	253,047,764	2.10%	6.06%	to	4.08%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2009	0.95%	to	2.60%	7,849,777	12.71	to	11.13	97,464,346	1.65%	13.47%	to	11.58%
2008	0.95%	to	2.65%	9,861,417	11.2	to	9.95	107,990,890	3.08%	-15.85%	to	-17.32%
2007	0.95%	to	2.65%	11,879,449	13.31	to	12.03	154,894,244	3.02%	4.85%	to	3.08%
2006	0.95%	to	2.65%	13,785,352	12.7	to	11.67	171,885,452	2.72%	7.4%	to	5.59%
2005	0.95%	to	2.65%	15,406,649	11.82	to	11.06	179,533,287	2.60%	3.5%	to	1.75%
NVIT Leaders Fund - Class I (GVUS1)
2008	1.25%			221	8.28			1,830	0.78%	-50.53%
2007	1.25%			241	16.74			4,035	1.07%	10.16%
NVIT Leaders Fund - Class III (GVUSL)
2009	0.95%	to	2.20%	503,325	$12.24	to	11.06	6,073,923	0.85%	32.62%	to	30.95%
2008	0.95%	to	2.25%	663,781	9.23	to	8.43	6,047,515	0.76%	-50.42%	to	-51.13%
2007	0.95%	to	2.25%	854,701	18.61	to	17.25	15,708,795	0.96%	10.49%	to	9.1%
2006	0.95%	to	2.65%	1,305,544	16.84	to	15.5	21,591,447	0.73%	15.02%	to	13.12%
2005	0.95%	to	2.65%	974,521	14.64	to	13.7	14,087,780	1.51%	9.26%	to	7.46%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT Mid Cap Index Fund - Class I (MCIF)
2009	0.95%	to	2.30%	5,661,511	$20.54	to	16.09	$120,603,219	0.95%	35.46%	to	33.44%
2008	0.95%	to	2.45%	7,039,039	15.16	to	11.88	110,411,233	1.23%	-37.07%	to	-38.08%
2007	0.95%	to	2.70%	9,280,128	24.09	to	18.75	231,258,728	1.40%	6.53%	to	4.7%
2006	0.95%	to	2.70%	12,312,327	22.62	to	17.9	289,809,079	1.14%	8.85%	to	6.99%
2005	0.95%	to	2.70%	14,674,682	20.78	to	16.74	316,647,935	1.01%	11.04%	to	9.15%
NVIT Money Market Fund - Class I (SAM)
2009	0.95%	to	2.70%	31,981,566	12.84	to	10.08	394,485,878	0.04%	-0.91%	to	-2.66%
2008	0.95%	to	2.70%	55,065,021	12.96	to	10.35	684,634,966	2.01%	1.08%	to	-0.69%
2007	0.95%	to	2.70%	49,223,324	12.82	to	10.43	604,987,318	4.73%	3.79%	to	1.97%
2006	0.95%	to	2.60%	45,891,908	12.35	to	10.07	541,867,251	4.73%	3.54%	to	1.82%
2005	0.95%	to	2.60%	45,063,953	11.93	to	9.89	515,102,832	2.84%	1.7%	to	0.01%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2009	1.10%			813	13.48			10,958	0.00%	34.8%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2009	0.95%	to	2.40%	9,022,689	8.25	to	8.03	74,212,142	0.87%	35.16%	to	32.99%
2008	0.95%	to	2.20%	634,973	6.1	to	6.04	3,869,465	0.11%	-38.99%	to	-39.56%	*
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2009	1.25%			230	11.82			2,718	1.88%	27.89%
2008	1.25%			249	9.24			2,301	1.55%	-47.15%
2007	1.25%			269	17.49			4,704	1.71%	1.42%
2006	1.25%			290	17.24			5,000	1.84%	20.88%
2005	1.25%			313	14.26			4,465	1.14%	10.39%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2009	0.95%	to	2.20%	1,150,634	15.49	to	14.23	17,575,662	2.06%	28.6%	to	26.98%
2008	0.95%	to	2.25%	1,767,075	12.04	to	11.2	21,040,830	1.71%	-46.84%	to	-47.63%
2007	0.95%	to	2.40%	2,772,176	22.65	to	21.23	62,192,874	2.18%	1.95%	to	0.51%
2006	0.95%	to	2.65%	3,773,123	22.22	to	20.92	83,144,686	2.01%	21.58%	to	19.6%
2005	0.95%	to	2.65%	3,202,480	18.28	to	17.49	58,153,730	1.57%	10.99%	to	9.16%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2009	1.50%	to	2.60%	67,302	10.37	to	9.73	687,819	0.99%	27.55%	to	26.12%
2008	1.50%	to	2.60%	78,668	8.13	to	7.71	631,418	1.60%	-47.26%	to	-47.85%
2007	1.50%	to	2.60%	106,356	15.41	to	14.79	1,622,051	2.12%	1.15%	to	0.01%
2006	1.50%	to	2.60%	110,527	15.23	to	14.79	1,669,584	2.05%	20.58%	to	19.23%
2005	1.50%	to	2.45%	67,378	12.63	to	12.43	847,614	1.29%	10.13%	to	9.07%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2009	0.95%	to	2.20%	1,116,209	8.13	to	7.94	9,044,189	0.86%	28.54%	to	26.74%
2008	0.95%	to	1.60%	8,873	6.32	to	6.3	56,087	0.27%	-36.76%	to	-37.04%	*
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2009	1.50%	to	2.60%	138,048	8.02	to	7.87	1,101,310	0.48%	27.41%	to	25.99%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2009	0.95%	to	2.60%	671,187	7.96	to	7.74	5,292,201	1.17%	26.2%	to	24.1%
2008	0.95%	to	2.20%	14,426	6.31	to	6.25	90,859	0.69%	-36.92%	to	-37.45%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2009	0.95%	to	2.40%	13,643,300	7.86	to	7.65	106,907,689	0.00%	25.91%	to	23.87%
2008	0.95%	to	2.20%	246,427	6.24	to	6.18	1,535,794	0.00%	-37.6%	to	-38.17%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2009	1.20%	to	2.10%	970,197	7.79	to	7.67	7,545,630	0.00%	25.19%	to	24.05%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2009	0.95%	to	2.25%	9,387,443	8.68	to	8.49	81,175,736	1.17%	29.23%	to	27.53%
2008	0.95%	to	2.20%	457,440	6.71	to	6.65	3,067,897	1.04%	-32.85%	to	-33.46%	*
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2009	0.95%	to	2.20%	2,405,794	11.76	to	10.27	27,692,099	0.00%	26.25%	to	24.66%
2008	0.95%	to	2.65%	2,959,328	9.31	to	7.87	26,975,411	0.00%	-46.93%	to	-47.93%
2007	0.95%	to	2.65%	3,798,082	17.55	to	15.12	65,218,049	0.00%	8.7%	to	6.87%
2006	0.95%	to	2.65%	5,120,028	16.14	to	14.15	80,726,968	0.00%	2.23%	to	0.52%
2005	0.95%	to	2.65%	5,993,892	15.79	to	14.08	92,742,674	0.00%	7.07%	to	5.29%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2009	1.50%	to	2.60%	75,333	$8.1	to	7.43	$594,293	0.00%	25.28%	to	23.88%
2008	1.50%	to	2.60%	93,131	6.47	to	6	588,793	0.00%	-47.34%	to	-47.93%
2007	1.50%	to	2.60%	103,133	12.28	to	11.52	1,241,038	0.00%	7.85%	to	6.64%
2006	1.50%	to	2.60%	122,637	11.38	to	10.8	1,373,239	0.00%	1.44%	to	0.31%
2005	1.50%	to	2.60%	180,755	11.22	to	10.77	2,007,699	0.00%	6.12%	to	4.94%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2009	0.95%	to	2.40%	5,299,089	20	to	14.61	119,917,757	0.58%	25.02%	to	23.19%
2008	0.95%	to	2.85%	6,639,101	16	to	13.6	120,429,640	1.07%	-32.8%	to	-34.17%
2007	0.95%	to	2.85%	9,022,810	23.81	to	20.66	244,691,979	1.12%	-7.78%	to	-9.53%
2006	0.95%	to	2.85%	12,096,038	25.82	to	22.84	359,425,766	0.44%	16.18%	to	14.02%
2005	0.95%	to	2.85%	15,479,024	22.22	to	20.03	393,884,010	0.06%	2.1%	to	0.19%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2009	1.50%	to	2.60%	123,050	11.13	to	10.21	1,335,668	0.54%	23.97%	to	22.59%
2008	1.50%	to	2.60%	148,938	8.98	to	8.33	1,308,555	0.86%	-33.32%	to	-34.06%
2007	1.50%	to	2.60%	199,657	13.47	to	12.64	2,640,730	0.94%	-8.63%	to	-9.66%
2006	1.50%	to	2.60%	241,778	14.74	to	13.99	3,513,687	0.22%	15.35%	to	14.06%
2005	1.50%	to	2.60%	265,601	12.78	to	12.26	3,359,146	0.00%	1.24%	to	0.12%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2009	0.95%	to	2.25%	6,145,117	18.81	to	11.32	125,332,191	0.27%	33.42%	to	31.67%
2008	0.95%	to	2.65%	7,666,352	14.1	to	12.51	117,309,267	0.78%	-38.78%	to	-39.91%
2007	0.95%	to	2.70%	10,099,992	23.03	to	20.72	253,285,980	0.08%	1.16%	to	-0.59%
2006	0.95%	to	2.70%	12,928,900	22.77	to	20.84	324,063,535	0.10%	10.98%	to	9.08%
2005	0.95%	to	2.70%	15,568,695	20.51	to	19.11	350,774,843	0.00%	11.25%	to	9.37%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2009	1.50%	to	2.60%	239,791	12.42	to	11.4	2,898,029	0.16%	32.41%	to	30.93%
2008	1.50%	to	2.60%	281,038	9.38	to	8.7	2,575,248	0.59%	-39.28%	to	-39.96%
2007	1.50%	to	2.60%	316,449	15.45	to	14.5	4,795,091	0.00%	0.36%	to	-0.77%
2006	1.50%	to	2.60%	350,572	15.39	to	14.61	5,311,628	0.05%	10.08%	to	8.85%
2005	1.50%	to	2.60%	364,034	13.98	to	13.42	5,027,436	0.00%	10.33%	to	9.1%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2009	0.95%	to	2.60%	5,382,701	15.24	to	12.59	80,458,840	9.45%	23.2%	to	21.15%
2008	0.95%	to	2.60%	6,067,116	12.37	to	10.39	73,652,612	6.83%	-18.08%	to	-19.44%
2007	0.95%	to	2.60%	9,025,394	15.1	to	12.83	133,623,996	3.91%	3.63%	to	1.91%
2006	0.95%	to	2.65%	10,669,793	14.57	to	12.54	152,161,010	3.94%	3.84%	to	2.08%
2005	0.95%	to	2.65%	12,458,176	14.03	to	12.28	171,819,314	3.90%	1.21%	to	-0.5%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2009	0.95%	to	2.20%	2,035,595	10.48	to	10.26	21,275,367	2.48%	6.09%	to	4.77%
2008	0.95%	to	2.20%	208,273	9.88	to	9.8	2,054,736	2.36%	-1.2%	to	-2.03%	*
NVIT Technology & Communications Fund - Class I (GGTC)
2009	0.95%	to	1.90%	318,647	3.04	to	2.78	956,649	0.00%	51.02%	to	49.57%
2008	0.95%	to	1.90%	374,006	2.02	to	1.86	747,529	0.00%	-49.06%	to	-49.55%
2007	0.95%	to	2.20%	455,623	3.96	to	4.45	1,833,559	0.00%	18.95%	to	17.53%
2006	0.95%	to	2.20%	572,880	3.33	to	3.78	1,988,895	0.00%	10.12%	to	8.78%
2005	0.95%	to	2.20%	788,346	3.02	to	2.83	2,499,299	0.00%	-1.46%	to	-2.7%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	0.95%	to	2.25%	1,054,005	$11.26	to	10.17	$11,699,017	0.00%	51%	to	49.02%
2008	0.95%	to	2.40%	530,725	7.45	to	6.75	3,893,594	0.00%	-49.08%	to	-49.89%
2007	0.95%	to	2.55%	1,242,540	14.64	to	13.36	17,936,450	0.00%	19.04%	to	17.2%
2006	0.95%	to	2.40%	1,016,600	12.3	to	11.48	12,346,090	0.00%	10.03%	to	8.47%
2005	0.95%	to	2.40%	916,675	11.18	to	10.59	10,136,663	0.00%	-1.46%	to	-2.91%
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	1.25%	to	2.25%	21,372	12.91	to	9.51	240,376	0.00%	24.27%	to	23.01%
2008	1.25%	to	2.25%	32,147	10.39	to	7.74	303,734	0.00%	-42.03%	to	-42.62%
2007	1.25%	to	2.25%	29,414	17.91	to	13.48	491,713	0.00%	20.95%	to	19.72%
2006	1.25%	to	2.25%	30,749	14.81	to	11.26	430,940	0.36%	-1.53%	to	-2.53%
2005	1.25%	to	2.25%	21,415	15.04	to	11.55	316,390	0.00%	10.57%	to	15.52%	*
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)
2009	0.95%	to	2.60%	657,631	12.17	to	10.65	7,854,087	0.00%	24.6%	to	22.52%
2008	0.95%	to	2.60%	806,416	9.76	to	8.69	7,732,189	0.00%	-41.82%	to	-42.79%
2007	0.95%	to	2.60%	1,182,851	16.78	to	15.19	19,501,101	0.00%	21.26%	to	19.23%
2006	0.95%	to	2.65%	1,642,957	13.84	to	12.72	22,390,777	0.25%	-1.23%	to	-2.89%
2005	0.95%	to	2.65%	1,991,805	14.01	to	13.1	27,583,203	0.00%	10.93%	to	9.1%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2009	0.95%	to	1.85%	103,250	12.98	to	12.9	1,339,008	0.33%	29.77%	to	28.98%	*
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
2009	1.95%			983	12.87			12,649	0.00%	28.68%			*
Templeton NVIT International Value Fund - Class III (NVTIV3)
2009	0.95%	to	2.20%	452,463	12.95	to	12.85	5,854,117	0.45%	29.52%	to	28.49%	*
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2009	0.95%	to	2.20%	2,805,689	10.74	to	7.97	29,662,654	1.09%	27.33%	to	25.55%
2008	0.95%	to	2.65%	3,874,794	8.43	to	6.06	32,033,298	1.92%	-37.59%	to	-38.75%
2007	0.95%	to	2.60%	5,253,145	13.51	to	9.94	69,826,598	1.77%	-3.15%	to	-4.72%
2006	0.95%	to	2.60%	6,614,484	13.95	to	10.43	90,688,992	1.68%	14.81%	to	12.95%
2005	0.95%	to	2.60%	7,349,707	12.15	to	9.24	88,152,657	1.60%	3.26%	to	1.59%
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2009	0.95%	to	2.60%	13,652,000	7.27	to	7.07	98,956,949	2.14%	29.59%	to	27.43%
2008	0.95%	to	1.95%	155,589	5.61	to	5.57	871,617	4.12%	-43.89%	to	-44.27%	*
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2009	0.95%	to	2.35%	2,844,136	10.38	to	9.44	29,105,787	7.43%	12.25%	to	10.66%
2008	0.95%	to	2.35%	3,139,734	9.25	to	8.53	28,745,640	3.94%	-14.25%	to	-15.46%
2007	0.95%	to	2.35%	4,927,107	10.78	to	10.09	52,802,423	2.80%	3.77%	to	2.3%
2006	0.95%	to	2.35%	5,053,380	10.39	to	9.86	52,415,451	3.28%	3.21%	to	1.76%
2005	0.95%	to	2.35%	4,630,463	10.07	to	9.69	46,690,045	2.91%	0.48%	to	-0.93%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2009	0.95%	to	1.90%	356,059	10.9	to	10.83	3,876,841	0.81%	8.97%	to	8.27%	*
Low Duration Portfolio - Advisor Class (PMVLAD)
2009	0.95%	to	2.25%	1,622,430	10.98	to	10.88	17,783,700	1.43%	9.76%	to	8.83%	*
V.I. Basic Balanced Fund - Series I (AVB)
2009	0.95%	to	2.05%	37,731	9.46	to	8.63	347,836	5.62%	32.57%	to	30.94%
2008	0.95%	to	2.05%	43,568	7.14	to	6.59	302,629	4.40%	-38.91%	to	-39.65%
2007	0.95%	to	2.05%	51,932	11.69	to	10.92	592,270	2.78%	1.23%	to	0.14%
2006	0.95%	to	2.05%	67,132	11.54	to	10.91	759,789	1.91%	9.51%	to	8.33%
2005	0.95%	to	2.05%	72,175	10.54	to	10.07	749,591	1.43%	4.29%	to	3.16%
V.I. Basic Value Fund - Series II (AVBV2)
2009	1.25%			8,622	9.4			81,041	0.02%	45.89%
2008	0.95%	to	2.60%	642,858	5.1	to	5.51	3,559,622	0.46%	-52.36%	to	-53.16%
2007	0.95%	to	2.60%	689,206	10.71	to	11.75	8,284,492	0.33%	0.4%	to	-1.29%
2006	0.95%	to	2.60%	788,633	10.67	to	11.91	9,603,590	0.13%	6.66%	to	10.01%	*
2005	1.50%	to	2.60%	723,691	11.28	to	10.82	8,064,422	0.00%	3.85%	to	2.69%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
V.I. Capital Appreciation Fund - Series I (AVCA)
2009	0.95%	to	1.75%	11,670	$9	to	5.76	$101,643	0.71%	19.93%	to	18.76%
2008	0.95%	to	1.75%	11,674	7.51	to	4.85	85,201	0.00%	-43.04%	to	-43.57%
2007	0.95%	to	1.75%	14,793	13.18	to	8.59	190,381	0.00%	10.94%	to	10.1%
2006	0.95%	to	1.75%	16,225	11.88	to	7.81	189,293	0.06%	5.29%	to	4.49%
2005	0.95%	to	1.75%	16,471	11.28	to	7.47	182,226	0.06%	7.81%	to	6.97%
V.I. Capital Appreciation Fund - Series II (AVCA2)
2009	0.95%	to	2.60%	147,550	7.45	to	8.01	1,192,449	0.23%	19.57%	to	17.58%
2008	0.95%	to	2.60%	153,590	6.23	to	6.81	1,048,390	0.00%	-43.17%	to	-44.12%
2007	0.95%	to	2.60%	161,870	10.96	to	12.19	1,968,091	0.00%	10.67%	to	8.81%
2006	0.95%	to	2.60%	157,478	9.9	to	11.21	1,783,140	0.00%	-0.98%	to	3.31%	*
2005	1.50%	to	2.60%	135,164	11.3	to	10.85	1,507,567	0.00%	6.95%	to	5.76%
V.I. Capital Development Fund - Series II (AVCD2)
2009	0.95%	to	2.50%	208,876	8.15	to	10.18	1,772,494	0.00%	40.64%	to	38.44%
2008	0.95%	to	2.50%	194,563	5.79	to	7.35	1,175,536	0.00%	-47.63%	to	-48.45%
2007	0.95%	to	2.60%	344,231	11.06	to	14.22	3,993,353	0.00%	9.49%	to	7.66%
2006	0.95%	to	2.60%	240,855	10.11	to	13.2	2,691,334	0.00%	1.05%	to	13.24%	*
2005	1.50%	to	2.45%	17,863	11.88	to	11.69	211,370	0.00%	7.63%	to	6.6%
V.I. Core Equity Fund - Series I (AVGI)
2009	0.95%	to	1.55%	41,016	12.56	to	11.96	497,604	2.3%	27.08%	to	26.31%
2008	0.95%	to	1.55%	31,402	9.89	to	9.47	301,847	1.70%	-30.81%	to	-31.23%
2007	0.95%	to	1.55%	45,118	14.29	to	13.77	628,584	1.14%	7.08%	to	6.43%
2006	0.95%	to	1.55%	46,417	13.34	to	12.93	605,844	0.86%	15.6%	to	14.9%
2005	0.95%	to	1.55%	13,069	11.54	to	11.26	147,684	1.40%	4.31%	to	3.68%
V.I. Core Equity Fund - Series II (AVCE2)
2009	1.50%	to	2.60%	113,102	9.92	to	9.52	1,105,384	1.48%	26.06%	to	24.65%
2008	1.50%	to	2.60%	161,347	7.87	to	7.63	1,255,694	2.13%	-31.37%	to	-32.14%
2007	1.50%	to	2.60%	148,885	11.46	to	11.25	1,696,260	0.91%	6.25%	to	5.06%
2006	1.50%	to	2.60%	173,478	10.79	to	10.71	1,867,311	1.03%	7.89%	to	7.08%	*
V.I. Global Health Care Fund - Series I (IVHS)
2009	0.95%	to	1.25%	11,235	10.55	to	10.44	117,816	0.4%	26.5%	to	25.93%
2008	0.95%	to	1.20%	9,622	8.34	to	8.29	79,955	0.00%	-29.32%	to	-29.51%
2007	0.95%	to	1.15%	6,191	11.8	to	11.76	72,864	0.00%	10.9%	to	10.53%
2006	1.10%	to	1.15%	4,361	10.64			46,401	0.00%	6.4%			*
V.I. Global Real Estate Fund - Series I (IVRE)
2009	0.95%	to	1.30%	36,267	8.6	to	8.49	310,149	0.00%	30.3%	to	29.82%
2008	0.95%	to	1.30%	32,265	6.6	to	6.54	212,007	5.42%	-45.18%	to	-45.36%
2007	0.95%	to	1.30%	41,195	12.04	to	11.97	494,841	6.36%	-6.3%	to	-6.85%
2006	1.10%	to	1.20%	8,689	12.85			111,654	1.88%	28.5%			*
V.I. Large Cap Growth Fund - Series I (AVLCG)
2008	0.95%	to	2.05%	44,214	7.17	to	6.95	313,946	0.01%	-38.87%	to	-39.6%
2007	0.95%	to	2.05%	46,389	11.73	to	11.51	541,476	0.03%	14.54%	to	13.32%
2006	0.95%	to	2.05%	44,482	10.24	to	10.16	454,392	0.33%	2.37%	to	10.45%	*
VPS Growth and Income Portfolio - Class B (ALVGIB)
2009	1.50%	to	2.60%	174,315	9.54	to	8.75	1,623,035	3.48%	18.54%	to	17.22%
2008	1.50%	to	2.60%	193,493	8.04	to	7.46	1,525,163	1.77%	-41.59%	to	-42.24%
2007	1.50%	to	2.60%	246,507	13.77	to	12.92	3,331,646	1.27%	3.28%	to	2.12%
2006	1.50%	to	2.60%	310,719	13.33	to	12.65	4,080,190	1.16%	15.23%	to	13.95%
2005	1.50%	to	2.60%	372,816	11.57	to	11.11	4,263,859	1.26%	3.03%	to	1.88%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2009	1.50%	to	2.60%	204,515	$10.06	to	9.23	$2,012,131	0.00%	35.05%	to	33.54%
2008	1.50%	to	2.60%	224,033	7.45	to	6.91	1,635,999	0.00%	-40.73%	to	-41.39%
2007	1.50%	to	2.60%	261,646	12.57	to	11.79	3,233,536	0.00%	11.9%	to	10.64%
2006	1.50%	to	2.60%	309,329	11.23	to	10.66	3,426,400	0.00%	-2.13%	to	-3.22%
2005	1.50%	to	2.60%	364,109	11.48	to	11.01	4,135,843	0.00%	13.13%	to	11.87%
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2009	0.95%	to	2.60%	714,580	8.78	to	12.96	7,535,414	0.68%	41.3%	to	38.95%
2008	0.95%	to	2.60%	548,109	6.21	to	9.33	4,242,720	0.34%	-37.85%	to	-37.42%	*
2007	1.50%	to	2.60%	301,006	15.88	to	14.9	4,684,007	0.71%	0%	to	-1.13%
2006	1.50%	to	2.60%	386,718	15.88	to	15.07	6,042,234	0.23%	12.49%	to	11.24%
2005	1.50%	to	2.60%	411,436	14.12	to	13.55	5,735,857	0.55%	5.04%	to	3.87%
VP Income & Growth Fund - Class I (ACVIG)
2009	0.95%	to	2.20%	5,855,561	12.69	to	7.94	70,573,993	4.88%	16.97%	to	15.5%
2008	0.95%	to	2.65%	7,348,426	10.85	to	6.89	75,486,167	2.14%	-35.21%	to	-36.4%
2007	0.95%	to	2.70%	9,788,983	16.74	to	10.79	154,835,106	2.01%	-1.02%	to	-2.72%
2006	0.95%	to	2.70%	12,795,441	16.92	to	11.09	204,032,784	1.87%	15.98%	to	13.98%
2005	0.95%	to	2.70%	16,105,305	14.59	to	9.73	222,580,367	2.05%	3.64%	to	1.86%
VP Income & Growth Fund - Class II (ACVIG2)
2009	1.50%	to	2.60%	163,644	10.02	to	9.19	1,589,419	4.41%	16.01%	to	14.71%
2008	1.50%	to	2.60%	192,829	8.64	to	8.01	1,623,634	1.86%	-35.71%	to	-36.43%
2007	1.50%	to	2.60%	265,462	13.44	to	12.61	3,487,820	1.75%	-1.94%	to	-3.04%
2006	1.50%	to	2.60%	300,974	13.7	to	13	4,049,472	1.46%	15.07%	to	13.79%
2005	1.50%	to	2.60%	410,337	11.91	to	11.43	4,825,948	1.76%	2.95%	to	1.81%
VP Inflation Protection Fund - Class II (ACVIP2)
2009	0.95%	to	2.45%	5,478,989	12.56	to	11.34	68,026,571	1.65%	9.17%	to	7.51%
2008	0.95%	to	2.60%	5,726,351	11.5	to	10.46	65,214,085	4.90%	-2.52%	to	-4.15%
2007	0.95%	to	2.45%	4,431,444	11.8	to	10.99	51,890,335	4.19%	8.45%	to	6.8%
2006	0.95%	to	2.45%	4,707,380	10.88	to	10.29	50,948,708	3.29%	0.62%	to	-0.89%
2005	0.95%	to	2.45%	6,256,324	10.82	to	10.38	67,454,314	4.79%	0.6%	to	-0.92%
VP International Fund - Class I (ACVI)
2009	0.95%	to	1.75%	125,256	14.51	to	10.63	1,802,949	3.52%	32.49%	to	31.42%
2008	0.95%	to	2.20%	3,336,445	10.95	to	7.73	35,539,884	0.86%	-45.35%	to	-46.04%
2007	0.95%	to	2.20%	4,451,587	20.04	to	14.33	86,714,737	0.74%	16.93%	to	15.45%
2006	0.95%	to	2.30%	6,064,805	17.14	to	12.55	100,851,481	1.67%	23.84%	to	22.26%
2005	0.95%	to	2.30%	7,696,317	13.84	to	10.26	103,644,925	1.18%	12.18%	to	10.72%
VP International Fund - Class III (ACVI3)
2009	1.20%	to	1.75%	11,571	13.06	to	12.51	145,033	3.59%	32.16%	to	31.42%
2008	0.95%	to	2.40%	3,095,336	10.05	to	9.12	30,650,236	0.85%	-45.35%	to	-46.21%
2007	0.95%	to	2.40%	4,069,860	18.39	to	16.95	73,855,522	0.71%	16.93%	to	15.31%
2006	0.95%	to	2.40%	4,778,927	15.73	to	14.7	74,273,751	1.66%	23.84%	to	22.14%
2005	0.95%	to	2.60%	5,518,253	12.7	to	11.95	69,436,041	1.13%	12.03%	to	10.23%
VP Mid Cap Value Fund - Class I (ACVMV1)
2009	0.95%	to	2.70%	1,084,995	10.34	to	11.51	11,196,510	3.66%	28.71%	to	26.35%
2008	0.95%	to	2.70%	1,333,554	8.04	to	9.11	10,844,194	0.09%	-25.07%	to	-26.46%
2007	0.95%	to	2.70%	1,184,247	10.72	to	12.39	13,140,130	0.91%	-3.24%	to	-4.9%
2006	0.95%	to	2.10%	710,275	11.08	to	13.16	8,181,606	1.17%	10.83%	to	10.02%	*

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VP Mid Cap Value Fund - Class II (ACVMV2)
2009	1.25%	to	2.25%	35,520	$12.26	to	11.69	$426,241	3.66%	28.18%	to	26.9%
2008	1.25%	to	2.25%	32,785	9.56	to	9.21	309,671	0.07%	-25.45%	to	-26.21%
2007	1.25%	to	2.25%	32,641	12.83	to	12.48	416,040	0.83%	-3.65%	to	-4.63%
2006	1.25%	to	2.25%	8,750	13.31	to	13.09	115,621	0.63%	18.73%	to	17.53%
2005	1.25%	to	2.25%	4,747	11.21	to	11.14	53,154	1.38%	12.13%	to	11.38%	*
VP Ultra(R) Fund - Class I (ACVU1)
2009	1.60%	to	1.75%	3,041	9.24	to	9.13	27,971	0.46%	32.33%	to	32.13%
2008	0.95%	to	2.60%	624,611	7.3	to	6.52	4,484,214	0.00%	-42.04%	to	-43.05%
2007	0.95%	to	2.60%	1,401,693	12.59	to	11.45	17,358,338	0.00%	19.86%	to	17.9%
2006	0.95%	to	2.60%	1,154,945	10.5	to	9.71	11,969,379	0.00%	-4.19%	to	-5.79%
2005	0.95%	to	2.60%	1,997,032	10.96	to	10.31	21,677,939	0.00%	1.2%	to	-0.46%
VP Ultra(R) Fund - Class II (ACVU2)
2008	1.50%	to	2.60%	143,661	6.95	to	6.45	976,692	0.00%	-42.52%	to	-43.17%
2007	1.50%	to	2.60%	152,411	12.1	to	11.35	1,808,127	0.00%	19.02%	to	17.68%
2006	1.50%	to	2.60%	188,556	10.16	to	9.64	1,888,473	0.00%	-4.83%	to	-5.89%
2005	1.50%	to	2.60%	281,896	10.68	to	10.25	2,984,012	0.00%	0.45%	to	-0.67%
VP Value Fund - Class I (ACVV)
2009	0.95%	to	2.30%	10,383,543	17	to	13.79	178,152,843	5.83%	18.72%	to	16.99%
2008	0.95%	to	2.65%	13,651,071	14.32	to	11.37	196,852,924	2.57%	-27.47%	to	-28.8%
2007	0.95%	to	2.65%	18,297,238	19.75	to	15.97	363,738,720	1.77%	-6.04%	to	-7.62%
2006	0.95%	to	2.65%	24,152,492	21.02	to	17.29	511,945,824	1.37%	17.53%	to	15.57%
2005	0.95%	to	2.65%	28,163,939	17.88	to	14.96	508,897,035	0.89%	4.04%	to	2.3%
VP Value Fund - Class II (ACVV2)
2009	1.50%	to	2.60%	358,036	11.75	to	10.78	4,107,489	5.56%	17.93%	to	16.61%
2008	1.50%	to	2.60%	431,804	9.96	to	9.24	4,213,977	2.37%	-27.9%	to	-28.71%
2007	1.50%	to	2.60%	539,862	13.82	to	12.97	7,328,653	1.55%	-6.74%	to	-7.78%
2006	1.50%	to	2.60%	597,711	14.82	to	14.06	8,726,674	1.17%	16.69%	to	15.39%
2005	1.50%	to	2.60%	718,655	12.7	to	12.19	9,030,848	0.71%	3.29%	to	2.14%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.95%	to	2.20%	889,566	6.74	to	8.38	6,061,323	0.00%	-49.11%	to	-49.8%
2007	0.95%	to	2.55%	2,287,313	13.24	to	16.54	31,504,187	0.00%	38.44%	to	36.31%
2006	0.95%	to	1.65%	46,824	9.57	to	9.52	465,527	0.00%	-4.34%	to	-4.79%	*
VP Vista(SM) Fund - Class II (ACVVS2)
2008	1.25%	to	2.25%	32,734	8.52	to	8.21	274,343	0.00%	-49.36%	to	-49.87%
2007	1.25%	to	2.25%	27,543	16.83	to	16.38	460,497	0.00%	37.78%	to	36.38%
2006	1.25%	to	2.25%	1,368	12.21	to	12.01	16,525	0.00%	7.52%	to	6.43%
2005	1.25%	to	2.25%	1,310	11.36	to	11.28	14,808	0.00%	13.61%	to	12.84%	*
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2009	0.95%	to	2.25%	2,276,941	12.61	to	11.4	28,341,084	2.39%	23.84%	to	22.21%
2008	0.95%	to	2.30%	2,956,423	10.18	to	9.3	29,718,594	0.83%	-31.57%	to	-32.57%
2007	0.95%	to	2.30%	2,832,247	14.88	to	13.79	41,592,170	0.42%	-1.6%	to	-2.91%
2006	0.95%	to	2.45%	3,827,015	15.12	to	14.11	57,168,985	0.46%	13.33%	to	11.68%
2005	0.95%	to	2.45%	4,740,947	13.35	to	12.63	62,677,695	0.00%	6.22%	to	4.68%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2009	0.95%	to	2.40%	29,044,402	12.66	to	8.1	351,401,392	2.06%	25.13%	to	23.13%
2008	0.95%	to	2.65%	34,537,124	10.12	to	6.41	333,126,530	2.04%	-37.74%	to	-38.87%
2007	0.95%	to	2.65%	44,544,149	16.25	to	10.49	687,316,477	1.71%	4.25%	to	2.51%
2006	0.95%	to	2.65%	57,892,321	15.59	to	10.23	853,698,329	1.60%	14.4%	to	12.49%
2005	0.95%	to	2.65%	71,700,975	13.63	to	9.1	928,266,696	1.56%	3.7%	to	1.96%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2009	0.95%	to	2.25%	4,390,417	$10.7	to	5.65	$45,732,384	0.98%	32.48%	to	30.75%
2008	0.95%	to	2.25%	5,103,159	8.07	to	5.36	40,160,422	0.78%	-35.05%	to	-35.95%
2007	0.95%	to	2.70%	6,507,082	12.43	to	8.03	78,657,447	0.56%	6.76%	to	4.91%
2006	0.95%	to	2.70%	8,426,635	11.64	to	7.66	94,920,399	0.11%	8.17%	to	6.29%
2005	0.95%	to	2.70%	10,565,350	10.76	to	7.21	110,388,147	0.00%	2.63%	to	0.85%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
2009	1.50%	to	2.60%	12,253	9.53	to	8.75	114,013	0.65%	31.44%	to	29.97%
2008	1.50%	to	2.60%	13,576	7.25	to	6.73	96,608	0.44%	-35.57%	to	-36.29%
2007	1.50%	to	2.60%	18,076	11.26	to	10.56	199,928	0.29%	5.87%	to	4.68%
2006	1.50%	to	2.60%	21,134	10.63	to	10.09	221,499	0.00%	7.33%	to	6.13%
2005	1.50%	to	2.60%	31,607	9.91	to	9.51	309,376	0.00%	1.81%	to	0.67%
Appreciation Portfolio - Initial Shares (DCAP)
2009	0.95%	to	2.45%	4,306,442	14.25	to	9.1	57,939,394	2.62%	21.39%	to	19.44%
2008	0.95%	to	2.45%	5,283,363	11.74	to	7.61	58,519,397	2.08%	-30.22%	to	-31.32%
2007	0.95%	to	2.45%	6,500,979	16.82	to	11.09	103,040,409	1.63%	6.11%	to	4.56%
2006	0.95%	to	2.60%	8,535,184	15.85	to	10.48	127,178,838	1.60%	15.37%	to	13.5%
2005	0.95%	to	2.60%	10,849,045	13.74	to	9.23	140,981,903	0.02%	3.39%	to	1.7%
Appreciation Portfolio - Service Shares (DCAPS)
2009	1.50%	to	2.60%	170,902	10.58	to	9.7	1,765,657	2.67%	20.4%	to	19.05%
2008	1.50%	to	2.60%	243,047	8.79	to	8.15	2,082,345	1.75%	-30.78%	to	-31.55%
2007	1.50%	to	2.60%	281,395	12.69	to	11.91	3,498,498	1.36%	5.24%	to	4.06%
2006	1.50%	to	2.60%	328,325	12.06	to	11.44	3,894,443	1.32%	14.47%	to	13.2%
2005	1.50%	to	2.60%	353,031	10.53	to	10.11	3,670,539	0.00%	2.56%	to	1.42%
Developing Leaders Portfolio - Initial Shares (DSC)
2009	0.95%	to	1.55%	17,873	9	to	8.57	157,759	1.58%	24.84%	to	24.08%
2008	0.95%	to	1.55%	17,445	7.21	to	6.9	123,595	1.08%	-38.19%	to	-38.56%
2007	0.95%	to	1.85%	42,914	11.66	to	9.91	453,757	0.75%	-11.91%	to	-12.71%
2006	0.95%	to	1.85%	41,384	13.24	to	11.35	497,921	0.40%	2.79%	to	1.88%
2005	0.95%	to	1.85%	39,559	12.88	to	11.14	466,784	0.00%	4.8%	to	3.88%
International Value Portfolio - Initial Shares (DVIV)
2009	0.95%	to	1.55%	16,864	15.69	to	14.93	257,017	4.12%	29.73%	to	28.94%
2008	0.95%	to	1.55%	20,031	12.09	to	11.58	235,670	2.72%	-37.92%	to	-38.29%
2007	0.95%	to	1.55%	26,630	19.48	to	18.77	506,713	1.58%	3.16%	to	2.53%
2006	0.95%	to	1.55%	27,160	18.88	to	18.3	503,070	1.40%	21.44%	to	20.7%
2005	0.95%	to	1.55%	29,758	15.55	to	15.16	455,973	0.00%	10.83%	to	10.16%
Capital Appreciation Fund II - Service Shares (FCA2S)
2009	1.50%	to	2.20%	58,283	9.99	to	9.46	565,180	0.71%	11.57%	to	10.77%
2008	1.50%	to	2.20%	70,121	8.95	to	8.54	612,911	0.02%	-30.72%	to	-31.22%
2007	1.50%	to	2.20%	84,547	12.92	to	12.41	1,070,416	0.57%	7.99%	to	7.22%
2006	1.50%	to	2.60%	94,849	11.97	to	11.36	1,115,659	0.53%	14.05%	to	12.78%
2005	1.50%	to	2.60%	101,179	10.49	to	10.07	1,048,079	0.82%	0.17%	to	-0.94%
Clover Value Fund II - Service Shares (FALFS)
2009	1.50%	to	2.60%	23,209	8.41	to	7.72	187,104	2.34%	12.79%	to	11.53%
2008	1.50%	to	2.60%	27,949	7.46	to	6.92	201,610	1.41%	-34.95%	to	-35.68%
2007	1.50%	to	2.60%	43,489	11.46	to	10.76	488,122	1.33%	-11.22%	to	-12.22%
2006	1.50%	to	2.60%	49,357	12.91	to	12.25	626,940	1.32%	14.74%	to	13.46%
2005	1.50%	to	2.60%	58,134	11.25	to	10.8	644,442	1.25%	3.21%	to	2.06%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
High Income Bond Fund II - Service Shares (FHIBS)
2009	1.50%	to	2.60%	242,434	$15.24	to	13.98	$3,594,078	10.82%	50.19%	to	48.52%
2008	1.50%	to	2.60%	273,394	10.15	to	9.41	2,716,350	9.62%	-27.2%	to	-28.02%
2007	1.50%	to	2.60%	339,327	13.94	to	13.08	4,625,870	7.96%	1.63%	to	0.49%
2006	1.50%	to	2.60%	381,404	13.71	to	13.01	5,132,472	8.12%	8.91%	to	7.7%
2005	1.50%	to	2.60%	429,576	12.59	to	12.08	5,327,276	8.31%	0.74%	to	-0.38%
Market Opportunity Fund II - Service Shares (FVMOS)
2009	0.95%	to	2.20%	312,243	9.93	to	9.48	3,079,972	1.98%	0.32%	to	-0.94%
2008	0.95%	to	2.40%	469,126	9.9	to	9.52	4,620,131	1.76%	-1.81%	to	-3.24%
2007	0.95%	to	1.85%	121,945	10.08	to	9.93	1,223,240	1.48%	-2.43%	to	-3.32%
2006	0.95%	to	2.25%	113,120	10.33	to	10.24	1,166,083	0.00%	3.3%	to	2.4%	*
Quality Bond Fund II - Primary Shares (FQB)
2009	0.95%	to	2.30%	10,095,439	15.65	to	13.44	154,419,893	6.54%	19.29%	to	17.68%
2008	0.95%	to	2.70%	12,428,184	13.12	to	10.98	159,204,010	5.45%	-8.17%	to	-9.79%
2007	0.95%	to	2.70%	16,768,928	14.28	to	12.17	233,498,819	4.90%	4.38%	to	2.55%
2006	0.95%	to	2.70%	19,923,851	13.69	to	11.87	265,905,915	4.23%	3.17%	to	1.36%
2005	0.95%	to	2.70%	24,642,363	13.27	to	11.71	319,956,654	3.84%	0.34%	to	-1.42%
Quality Bond Fund II - Service Shares (FQBS)
2009	1.50%	to	2.60%	538,177	12.7	to	11.65	6,667,702	6.25%	18.35%	to	17.03%
2008	1.50%	to	2.60%	606,570	10.73	to	9.96	6,380,094	4.98%	-8.94%	to	-9.96%
2007	1.50%	to	2.60%	733,237	11.78	to	11.06	8,484,162	4.67%	3.55%	to	2.39%
2006	1.50%	to	2.60%	826,174	11.38	to	10.8	9,261,610	3.83%	2.37%	to	1.23%
2005	1.50%	to	2.60%	906,385	11.12	to	10.67	9,961,595	3.57%	-0.52%	to	-1.63%
Contrafund Portfolio - Service Class 2 (FC2)
2009	1.50%	to	2.60%	871,508	13.56	to	12.44	11,508,587	1.15%	33.44%	to	31.95%
2008	1.50%	to	2.60%	983,215	10.16	to	9.43	9,774,545	0.73%	-43.55%	to	-44.18%
2007	1.50%	to	2.60%	1,171,503	18	to	16.89	20,703,707	0.75%	15.53%	to	14.24%
2006	1.50%	to	2.60%	1,229,048	15.58	to	14.79	18,868,372	0.99%	9.76%	to	8.54%
2005	1.50%	to	2.60%	1,274,568	14.2	to	13.62	17,887,257	0.12%	14.9%	to	13.62%
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
2009	1.50%	to	2.60%	107,421	11.56	to	10.61	1,209,103	0.34%	54.8%	to	53.07%
2008	1.50%	to	2.60%	137,880	7.47	to	6.93	1,006,487	0.48%	-52.02%	to	-52.56%
2007	1.50%	to	2.60%	172,687	15.57	to	14.61	2,634,568	0.63%	3.85%	to	2.68%
2006	1.50%	to	2.60%	189,220	14.99	to	14.23	2,790,485	0.35%	14.27%	to	13%
2005	1.50%	to	2.60%	200,980	13.12	to	12.59	2,603,222	0.00%	0.89%	to	-0.23%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2009	0.95%	to	2.40%	21,380,872	18.73	to	10.26	389,004,147	1.25%	34.38%	to	32.41%
2008	0.95%	to	2.85%	25,997,531	13.94	to	8.86	351,356,151	0.79%	-43.16%	to	-44.31%
2007	0.95%	to	2.85%	34,126,179	24.52	to	15.91	809,299,371	0.79%	16.39%	to	14.21%
2006	0.95%	to	2.85%	42,459,981	21.07	to	13.93	863,420,871	1.11%	10.53%	to	8.49%
2005	0.95%	to	2.85%	48,190,974	19.06	to	12.84	889,863,683	0.19%	15.74%	to	13.6%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2009	0.95%	to	2.70%	2,882,823	8.95	to	13.58	25,998,693	0.23%	46.17%	to	43.18%
2008	0.95%	to	2.70%	3,165,031	6.12	to	9.49	20,000,808	0.00%	-54.84%	to	-55.66%
2007	0.95%	to	2.70%	3,230,157	13.56	to	21.39	47,071,865	0.14%	44.25%	to	41.81%
2006	0.95%	to	2.65%	1,092,891	9.4	to	15.1	11,353,460	1.20%	-6.01%	to	-7.03%	*
2005	1.25%			2,596	13.4			34,792	0.71%	34.02%			*

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2009	0.95%	to	2.70%	21,467,817	$12.97	to	9.35	$276,837,475	2.09%	28.8%	to	26.3%
2008	0.95%	to	2.70%	26,543,981	10.07	to	7.4	265,365,034	2.08%	-43.25%	to	-44.34%
2007	0.95%	to	2.70%	36,071,966	17.75	to	13.29	634,319,837	1.59%	0.45%	to	-1.27%
2006	0.95%	to	2.65%	45,771,858	17.67	to	13.52	802,115,173	3.09%	18.94%	to	16.97%
2005	0.95%	to	2.65%	54,528,487	14.86	to	11.56	805,264,252	1.58%	4.76%	to	3%
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
2009	1.50%	to	2.60%	766,428	10.14	to	9.3	7,577,401	2.02%	27.94%	to	26.51%
2008	1.50%	to	2.60%	912,834	7.92	to	7.35	7,081,339	2.06%	-43.67%	to	-44.3%
2007	1.50%	to	2.60%	1,101,407	14.07	to	13.2	15,223,234	1.58%	-0.25%	to	-1.37%
2006	1.50%	to	2.60%	1,257,321	14.1	to	13.38	17,476,446	2.90%	18.14%	to	16.82%
2005	1.50%	to	2.60%	1,326,705	11.94	to	11.46	15,660,964	1.46%	3.99%	to	2.83%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2009	0.95%	to	2.05%	805,897	10.35	to	10.88	8,312,434	3.67%	22.97%	to	21.54%
2008	0.95%	to	2.05%	949,001	8.41	to	8.96	8,045,675	2.78%	-25.79%	to	-26.65%
2007	0.95%	to	2.05%	717,498	11.34	to	12.21	8,298,619	3.47%	7.61%	to	6.46%
2006	0.95%	to	2.00%	238,181	10.54	to	11.48	2,662,735	5.69%	5.37%	to	4.65%	*
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2009	1.25%	to	2.25%	2,327	11.22	to	10.7	25,849	4.06%	22.41%	to	21.17%
2008	1.25%			2,431	9.17			22,292	2.65%	-26.10%
2007	1.25%			2,743	12.4			34,024	2.15%	7.06%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2009	0.95%	to	1.95%	660,383	9.79	to	9.43	6,433,356	3.47%	27.55%	to	26.27%
2008	0.95%	to	2.30%	670,911	7.68	to	8.47	5,207,667	2.64%	-33.35%	to	-34.31%
2007	0.95%	to	2.30%	561,279	11.52	to	12.89	6,595,444	2.99%	9.11%	to	7.68%
2006	0.95%	to	1.75%	203,073	10.56	to	12.08	2,180,054	2.85%	5.57%	to	5.04%	*
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2009	1.25%	to	2.25%	13,725	11.11	to	10.6	148,069	4.25%	26.94%	to	25.66%
2008	1.25%	to	2.25%	8,292	8.75	to	8.43	71,695	2.97%	-33.64%	to	-34.31%
2007	1.25%	to	2.25%	3,382	13.19	to	12.84	43,848	2.13%	8.59%	to	7.48%
2006	1.25%	to	2.25%	2,852	12.15	to	11.95	34,337	2.38%	10.31%	to	9.2%
2005	1.25%			379	11.01			4,174	1.01%	10.14%			*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2009	0.95%	to	1.80%	357,399	9.3	to	9.01	3,312,351	2.28%	30.16%	to	29.04%
2008	0.95%	to	2.10%	329,992	7.15	to	8.17	2,371,508	2.23%	-38.67%	to	-39.43%
2007	0.95%	to	2.10%	301,314	11.65	to	13.49	3,625,337	3.07%	10.15%	to	8.93%
2006	0.95%	to	1.80%	85,992	10.58	to	12.45	948,186	2.81%	5.77%	to	5.21%	*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2009	1.25%	to	2.25%	33,564	10.86	to	10.35	359,536	2.04%	29.54%	to	28.23%
2008	1.25%	to	2.25%	35,261	8.38	to	8.07	292,303	2.44%	-38.95%	to	-39.57%
2007	1.25%	to	2.25%	27,932	13.73	to	13.36	377,140	2.63%	9.68%	to	8.57%
2006	1.25%	to	2.25%	12,830	12.51	to	12.3	158,537	2.54%	11.52%	to	10.39%
2005	1.25%			372	11.22			4,175	1.01%	12.22%			*
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
2009	0.95%	to	2.05%	2,823,689	8.54	to	5.68	23,519,320	0.37%	44.33%	to	42.73%
2008	0.95%	to	2.20%	3,325,249	5.91	to	3.92	19,201,947	0.30%	-55.49%	to	-56.05%
2007	0.95%	to	2.20%	4,293,709	13.29	to	8.92	55,514,117	0.00%	21.87%	to	20.32%
2006	0.95%	to	2.35%	5,734,093	10.9	to	7.58	60,614,578	0.64%	4.3%	to	2.86%
2005	0.95%	to	2.35%	7,586,186	10.45	to	7.37	77,163,649	0.84%	7.83%	to	6.35%
VIP Fund - Growth Portfolio - Service Class (FGS)
2009	0.95%	to	2.30%	15,488,178	11.6	to	6.92	170,635,502	0.32%	26.93%	to	24.94%
2008	0.95%	to	2.40%	18,900,121	9.14	to	5.48	163,345,176	0.63%	-47.74%	to	-48.55%
2007	0.95%	to	2.50%	25,956,718	17.48	to	10.55	427,273,711	0.64%	25.66%	to	23.77%
2006	0.95%	to	2.65%	33,064,556	13.91	to	8.42	428,694,016	0.30%	5.72%	to	3.95%
2005	0.95%	to	2.65%	41,679,172	13.16	to	8.1	513,272,202	0.40%	4.67%	to	2.9%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2009	1.50%	to	2.60%	341,722	$8.78	to	8.06	$2,922,370	0.19%	26.05%	to	24.64%
2008	1.50%	to	2.60%	418,764	6.97	to	6.46	2,846,744	0.55%	-48.1%	to	-48.68%
2007	1.50%	to	2.60%	450,197	13.42	to	12.6	5,923,337	0.39%	24.75%	to	23.35%
2006	1.50%	to	2.60%	544,353	10.76	to	10.21	5,765,569	0.16%	4.98%	to	3.81%
2005	1.50%	to	2.60%	584,358	10.25	to	9.84	5,916,818	0.27%	3.92%	to	2.77%
VIP Fund - High Income Portfolio - Service Class (FHIS)
2009	0.95%	to	2.45%	5,487,281	11.55	to	10.06	64,565,193	7.36%	42.41%	to	40.23%
2008	0.95%	to	2.45%	7,073,592	8.11	to	7.18	58,430,449	7.31%	-25.78%	to	-26.93%
2007	0.95%	to	2.55%	10,440,891	10.92	to	9.73	116,457,034	6.02%	1.68%	to	0.06%
2006	0.95%	to	2.65%	18,673,694	10.74	to	9.65	206,301,456	7.08%	10.12%	to	8.27%
2005	0.95%	to	2.65%	22,786,741	9.76	to	8.91	228,692,417	14.51%	1.55%	to	-0.16%
VIP Fund - High Income Portfolio - Service Class R (FHISR)
2009	0.95%	to	2.45%	4,212,440	10.41	to	9.99	43,660,512	8.36%	42.56%	to	40.38%
2008	0.95%	to	2.45%	3,359,844	7.3	to	7.11	24,447,258	7.39%	-25.69%	to	-26.85%
2007	0.95%	to	2.45%	3,077,761	9.82	to	9.72	30,185,520	17.46%	-1.77%	to	-2.77%	*
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2009	0.95%	to	2.40%	6,353,808	12.41	to	12.21	78,092,553	8.2%	14.57%	to	12.92%
2008	0.95%	to	2.25%	4,984,533	10.83	to	10.92	53,716,394	4.23%	-4.26%	to	-5.51%
2007	0.95%	to	2.25%	5,743,749	11.31	to	11.56	65,152,473	3.99%	3.22%	to	1.88%
2006	0.95%	to	2.40%	5,515,247	10.96	to	11.27	61,260,909	3.59%	3.31%	to	1.81%
2005	0.95%	to	2.40%	4,565,853	10.61	to	11.07	49,110,582	3.14%	1.11%	to	-0.35%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2009	0.95%	to	2.40%	3,928,131	9.39	to	12.1	36,894,241	0.64%	38.69%	to	36.5%
2008	0.95%	to	2.65%	3,606,217	6.77	to	8.78	24,918,988	0.34%	-40.08%	to	-41.17%
2007	0.95%	to	2.65%	3,720,767	11.3	to	14.92	43,912,299	0.76%	14.38%	to	12.48%
2006	0.95%	to	2.65%	2,219,901	9.88	to	13.27	23,686,575	0.00%	-1.2%	to	-2.29%	*
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
2009	1.50%	to	2.60%	463,361	17.16	to	15.74	7,739,724	0.34%	37.66%	to	36.12%
2008	1.50%	to	2.60%	562,586	12.46	to	11.56	6,851,029	0.24%	-40.51%	to	-41.18%
2007	1.50%	to	2.60%	688,268	20.95	to	19.66	14,136,936	0.50%	13.6%	to	12.32%
2006	1.50%	to	2.60%	726,383	18.44	to	17.5	13,188,602	0.18%	10.72%	to	9.49%
2005	1.50%	to	2.60%	734,732	16.66	to	15.99	12,091,781	0.00%	16.25%	to	14.96%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2009	0.95%	to	2.20%	1,697,629	13.63	to	10.02	23,195,540	1.92%	25.24%	to	23.66%
2008	0.95%	to	2.20%	2,082,989	10.88	to	8.1	22,758,715	2.28%	-44.4%	to	-45.1%
2007	0.95%	to	2.20%	2,660,164	19.57	to	14.76	52,254,014	3.14%	16.09%	to	14.61%
2006	0.95%	to	2.20%	3,528,715	16.86	to	12.88	60,072,973	0.82%	16.83%	to	15.36%
2005	0.95%	to	2.25%	4,468,213	14.43	to	11.88	65,144,063	0.56%	17.84%	to	16.37%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2009	1.50%	to	2.60%	421,604	13.03	to	11.96	5,354,781	1.89%	24.31%	to	22.92%
2008	1.50%	to	2.60%	503,679	10.49	to	9.73	5,159,377	2.09%	-44.79%	to	-45.41%
2007	1.50%	to	2.60%	614,490	18.99	to	17.82	11,430,563	2.99%	15.29%	to	14%
2006	1.50%	to	2.60%	648,323	16.47	to	15.63	10,502,811	0.74%	16.05%	to	14.76%
2005	1.50%	to	2.60%	675,789	14.19	to	13.62	9,468,985	0.50%	16.97%	to	15.66%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2009	0.95%	to	2.45%	3,074,483	$13.75	to	12.23	$41,693,409	1.92%	25.29%	to	23.15%
2008	0.95%	to	2.45%	3,829,152	10.98	to	9.93	41,459,294	2.16%	-44.41%	to	-45.32%
2007	0.95%	to	2.45%	5,132,023	19.75	to	18.16	100,110,525	3.14%	16.11%	to	14.43%
2006	0.95%	to	2.65%	6,293,681	17.01	to	15.72	105,827,473	0.86%	16.83%	to	14.93%
2005	0.95%	to	2.65%	6,958,794	14.56	to	13.68	100,454,692	0.52%	17.8%	to	15.85%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2009	0.95%	to	2.20%	1,328,090	12.14	to	11.01	15,897,453	0.5%	55.9%	to	53.93%
2008	0.95%	to	2.40%	1,388,196	7.79	to	7.06	10,650,306	0.58%	-51.64%	to	-52.44%
2007	0.95%	to	2.50%	1,995,932	16.1	to	14.75	31,684,564	0.95%	4.59%	to	3.02%
2006	0.95%	to	2.65%	2,381,904	15.39	to	14.22	36,180,710	0.60%	15.1%	to	13.19%
2005	0.95%	to	2.65%	3,312,290	13.38	to	12.56	43,862,396	0.00%	1.58%	to	-0.12%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2009	0.95%	to	2.25%	4,609,866	10.72	to	10.2	48,998,095	7.73%	34.31%	to	32.46%
2008	0.95%	to	2.30%	4,245,169	7.98	to	7.69	33,666,942	5.72%	-30.32%	to	-31.33%
2007	0.95%	to	2.30%	5,243,133	11.45	to	11.2	59,809,002	4.36%	2.77%	to	1.41%
2006	0.95%	to	2.25%	3,299,693	11.15	to	11.05	36,704,669	0.32%	11.46%	to	10.5%	*
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2009	1.25%	to	2.25%	63,352	10.64	to	9.5	653,229	1.46%	15.86%	to	14.7%
2008	1.25%	to	2.25%	74,256	9.18	to	8.28	662,345	1.79%	-28.01%	to	-28.74%
2007	1.25%	to	2.25%	90,221	12.75	to	11.63	1,120,876	2.39%	-3.91%	to	-4.89%
2006	1.25%	to	2.25%	106,400	13.27	to	12.22	1,376,537	1.25%	15.66%	to	14.5%
2005	1.25%	to	2.25%	82,711	11.47	to	10.68	935,884	0.77%	2.14%	to	6.75%	*
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2009	0.95%	to	2.30%	2,007,761	8.36	to	10.2	17,042,279	1.45%	27.93%	to	26.01%
2008	0.95%	to	2.65%	2,135,224	6.53	to	7.99	14,375,230	1.15%	-33.65%	to	-34.86%
2007	0.95%	to	2.40%	1,615,021	9.84	to	12.35	16,573,648	0.90%	-3.31%	to	-4.69%
2006	0.95%	to	2.25%	1,233,894	10.18	to	12.63	13,300,620	0.11%	1.81%	to	14.36%	*
2005	1.25%			29,831	14.02			418,165	0.73%	7.41%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2009	0.95%	to	2.20%	1,279,742	10.93	to	10.43	14,037,162	2.63%	70.99%	to	68.84%
2008	0.95%	to	2.15%	746,789	6.39	to	6.19	4,888,874	2.66%	-53.12%	to	-53.69%
2007	0.95%	to	2.30%	1,629,698	13.63	to	19.9	23,911,115	1.70%	27.47%	to	25.86%
2006	0.95%	to	2.25%	483,848	10.69	to	15.83	5,857,903	0.35%	6.95%	to	6.08%	*
2005	1.25%			11,667	12.7			148,149	0.00%	26.98%			*
Templeton Foreign Securities Fund - Class 2 (TIF2)
2009	1.25%			2,121	14.83			31,449	4.37%	35.33%
2008	1.25%			4,144	10.96			45,418	2.18%	-41.12%
2007	1.25%			5,496	18.61			102,271	1.90%	14.01%
2006	1.25%			6,397	16.32			104,412	1.25%	19.93%
2005	1.25%			7,345	13.61			99,962	1.10%	8.8%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2009	0.95%	to	2.25%	1,082,482	9.98	to	11.67	10,823,879	3.4%	35.89%	to	33.94%
2008	0.95%	to	2.20%	1,248,884	7.35	to	8.73	9,345,898	2.65%	-40.96%	to	-41.76%
2007	0.95%	to	2.20%	1,094,763	12.44	to	14.99	14,104,423	2.37%	14.34%	to	12.98%
2006	0.95%	to	2.10%	505,381	10.88	to	13.29	5,780,587	0.39%	8.83%	to	8.05%	*
2005	1.25%			32,270	12.37			399,267	0.68%	8.76%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2009	0.95%	to	2.70%	3,437,497	14.25	to	13.76	48,665,063	13.65%	17.56%	to	15.54%
2008	0.95%	to	2.70%	3,465,329	12.12	to	11.91	41,907,618	3.91%	5.2%	to	3.38%
2007	0.95%	to	2.70%	2,850,554	11.52			32,899,638	2.47%	9.97%	to	8.07%
2006	0.95%	to	2.30%	1,106,336	10.47	to	10.73	11,740,492	0.98%	4.74%	to	3.82%	*
2005	1.25%			7,294	9.8			71,475	0.00%	-2.01%			*
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2009	0.95%	to	2.40%	392,225	8.53	to	8.31	3,326,554	4.2%	29.01%	to	26.98%
2008	0.95%	to	2.40%	152,212	6.61	to	6.54	1,004,818	5.09%	-33.86%	to	-34.56%	*

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Guardian Portfolio - I Class Shares (AMGP)
2009	1.6%	to	1.75%	24,926	$14.87	to	10.03	$282,823	0.01%	27.61%	to	27.42%
2008	0.95%	to	2.65%	3,174,895	13.25	to	7.86	38,909,878	0.51%	-37.84%	to	-38.97%
2007	0.95%	to	2.30%	4,032,425	21.32	to	13.29	80,055,450	0.26%	6.36%	to	4.97%
2006	0.95%	to	2.30%	5,156,402	20.04	to	12.66	95,524,513	0.63%	12.3%	to	10.83%
2005	0.95%	to	2.40%	6,511,626	17.85	to	11.34	107,576,898	0.15%	7.36%	to	5.85%
International Portfolio - S Class Shares (AMINS)
2008	0.95%	to	2.20%	266,109	5.63	to	7.39	1,559,540	0.00%	-46.95%	to	-47.7%
2007	0.95%	to	2.40%	1,121,173	10.61	to	14.06	12,875,434	2.30%	2.23%	to	0.79%
2006	0.95%	to	2.40%	506,394	10.38	to	13.95	5,724,548	0.37%	3.83%	to	2.87%	*
2005	1.25%			812	11.65			9,462	0.21%	16.53%			*
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2009	1.60%	to	1.75%	27,121	15.84	to	11.18	349,144	0.00%	29.49%	to	29.3%
2008	0.95%	to	2.30%	4,899,483	15	to	8.04	66,348,641	0.00%	-43.91%	to	-44.73%
2007	0.95%	to	2.35%	6,698,477	26.75	to	14.48	160,332,215	0.00%	21.36%	to	19.74%
2006	0.95%	to	2.65%	8,624,822	22.04	to	11.8	167,202,644	0.00%	13.61%	to	11.74%
2005	0.95%	to	2.65%	10,420,932	19.4	to	10.56	179,006,315	0.00%	12.66%	to	10.81%
Partners Portfolio- I Class Shares (AMTP)
2009	1.60%	to	1.75%	49,029	13.67	to	10.23	508,356	0.04%	53.58%	to	53.34%
2008	0.95%	to	2.40%	5,238,503	8.4	to	6.9	45,631,990	0.46%	-52.85%	to	-53.6%
2007	0.95%	to	2.65%	7,015,661	17.81	to	14.54	129,223,624	0.60%	8.29%	to	6.48%
2006	0.95%	to	2.65%	9,274,134	16.45	to	13.66	158,663,346	0.69%	11.18%	to	9.33%
2005	0.95%	to	2.65%	11,757,754	14.79	to	12.49	180,431,475	1.02%	16.93%	to	15.02%
Regency Portfolio - S Class Shares (AMRS)
2009	1.25%			422	9.93			4,191	0.00%	44.33%
2008	0.95%	to	2.15%	408,423	5.58	to	6.65	2,329,001	0.85%	-46.46%	to	-47.19%
2007	0.95%	to	2.15%	536,697	10.42	to	12.6	5,708,166	0.46%	2.07%	to	0.87%
2006	0.95%	to	2.05%	461,292	10.2	to	12.51	4,821,327	0.66%	2.04%	to	1.31%	*
2005	1.25%	to	2.25%	8,773	11.57	to	11.49	101,379	0.00%	15.65%	to	14.88%	*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2009	0.95%	to	2.60%	189,090	7.08	to	9.17	1,482,626	0.00%	21.59%	to	19.56%
2008	0.95%	to	2.60%	150,345	5.82	to	7.67	1,041,006	0.00%	-40.05%	to	-41.05%
2007	0.95%	to	2.60%	138,132	9.71	to	13.01	1,705,972	0.00%	-0.45%	to	-2.11%
2006	0.95%	to	2.60%	118,814	9.76	to	13.29	1,557,992	0.00%	-2.44%	to	2.52%	*
2005	1.50%	to	2.60%	117,937	13.51	to	12.97	1,575,618	0.00%	1.36%	to	0.23%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2009	0.95%	to	2.45%	315,329	11.22	to	10.29	3,523,342	2.09%	30.18%	to	28.21%
2008	0.95%	to	2.45%	389,079	8.62	to	8.03	3,377,675	1.01%	-40.02%	to	-40.93%
2007	0.95%	to	2.20%	1,195,809	14.37	to	16.56	17,666,241	0.11%	6.59%	to	5.3%
2006	0.95%	to	2.20%	801,737	13.48	to	15.73	11,396,044	0.13%	12.63%	to	11.26%
2005	0.95%	to	2.20%	380,100	11.97	to	14.14	4,777,305	0.00%	5.84%	to	4.56%
Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	1.50%	to	2.60%	366,282	9.9	to	9.09	3,549,018	0.01%	41.99%	to	40.41%
2008	1.50%	to	2.60%	441,461	6.98	to	6.47	3,022,639	0.00%	-46.48%	to	-47.08%
2007	1.50%	to	2.60%	515,617	13.03	to	12.23	6,607,818	0.01%	12.14%	to	10.88%
2006	1.50%	to	2.60%	561,578	11.62	to	11.03	6,433,761	0.20%	6.07%	to	4.89%
2005	1.50%	to	2.60%	651,152	10.96	to	10.52	7,054,563	0.75%	3.29%	to	2.14%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.95%	to	2.45%	10,161,530	$14.02	to	9.58	$144,577,862	0.33%	43.15%	to	40.77%
2008	0.95%	to	2.65%	12,747,789	9.8	to	6.67	126,536,235	0.15%	-46.04%	to	-47.02%
2007	0.95%	to	2.70%	17,017,191	18.15	to	12.53	312,810,367	0.24%	13.06%	to	11.12%
2006	0.95%	to	2.70%	21,906,532	16.06	to	11.27	357,036,397	0.39%	6.93%	to	5.08%
2005	0.95%	to	2.70%	28,080,385	15.02	to	10.73	427,622,622	0.92%	4.1%	to	2.3%
Global Securities Fund/VA - Class 3 (OVGS3)
2009	0.95%	to	2.60%	5,462,572	19.19	to	17.16	103,265,246	2.26%	38.37%	to	36.06%
2008	0.95%	to	2.65%	6,681,809	13.87	to	12.6	91,407,219	1.60%	-40.76%	to	-41.86%
2007	0.95%	to	2.65%	8,674,031	23.41	to	21.68	200,680,424	1.42%	5.32%	to	3.57%
2006	0.95%	to	2.65%	10,676,504	22.23	to	20.93	234,998,177	1.03%	16.57%	to	14.67%
2005	0.95%	to	2.65%	11,634,927	19.07	to	18.25	220,237,863	0.96%	13.25%	to	11.39%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2009	0.95%	to	2.40%	5,899,391	12.22	to	10.59	70,940,440	2.32%	38.44%	to	36.42%
2008	0.95%	to	2.85%	7,350,485	8.82	to	11.65	65,562,649	1.66%	-40.76%	to	-41.97%
2007	0.95%	to	2.85%	9,761,653	14.89	to	20.08	153,056,196	1.43%	5.3%	to	3.34%
2006	0.95%	to	2.85%	11,724,356	14.14	to	19.43	180,011,728	1.05%	16.58%	to	14.43%
2005	0.95%	to	2.85%	14,093,591	12.13	to	16.98	186,103,129	1.01%	13.23%	to	11.14%
Global Securities Fund/VA - Service Class (OVGSS)
2009	1.50%	to	2.60%	234,040	13.88	to	12.73	3,160,699	2.01%	37.26%	to	35.73%
2008	1.50%	to	2.60%	299,786	10.11	to	9.38	2,960,179	1.33%	-41.23%	to	-41.89%
2007	1.50%	to	2.60%	370,311	17.2	to	16.14	6,237,525	1.22%	4.48%	to	3.31%
2006	1.50%	to	2.60%	416,735	16.47	to	15.63	6,740,600	0.85%	15.61%	to	14.32%
2005	1.50%	to	2.60%	497,633	14.24	to	13.67	6,993,925	0.85%	12.35%	to	11.1%
High Income Fund/VA - Class 3 (OVHI3)
2009	0.95%	to	2.20%	859,349	2.52	to	2.44	2,158,516	0.00%	25.55%	to	23.96%
2008	0.95%	to	2.20%	160,909	2.01	to	1.96	322,010	5.25%	-79.09%	to	-79.36%
2007	0.95%	to	2.25%	182,957	9.6	to	9.52	1,752,944	0.00%	-4%	to	-4.85%	*
High Income Fund/VA - Non-Service Shares (OVHI)
2009	0.95%	to	1.65%	45,401	2.73	to	2.79	123,551	0.00%	24.13%	to	21.8%
2008	0.95%	to	1.70%	58,162	2.2	to	2.29	128,455	8.37%	-78.88%	to	-79.1%
2007	0.95%	to	2.25%	128,274	10.43	to	10.79	1,349,911	9.65%	-1.06%	to	-2.33%
2006	0.95%	to	2.30%	225,947	10.54	to	11.04	2,407,087	0.00%	5.41%	to	4.47%	*
High Income Fund/VA - Service Class (OVHIS)
2009	1.25%			8,314	3.11			25,880	0.00%	24.38%
2008	1.25%			9,322	2.5			23,306	7.46%	-78.84%
2007	1.25%			10,820	11.83			127,992	10.61%	-1.72%
2006	1.25%			11,906	12.04			143,303	8.95%	7.86%
2005	1.25%			22,431	11.16			250,299	8.18%	0.73%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2009	0.95%	to	2.30%	10,897,405	10.81	to	8.75	123,287,525	1.97%	27.07%	to	25.17%
2008	0.95%	to	2.65%	13,429,592	8.51	to	6.75	119,566,222	1.61%	-39.06%	to	-40.17%
2007	0.95%	to	2.65%	18,473,644	13.96	to	11.28	270,387,331	1.08%	3.43%	to	1.7%
2006	0.95%	to	2.65%	23,057,427	13.5	to	11.09	329,617,768	1.16%	13.94%	to	12.04%
2005	0.95%	to	2.65%	27,537,079	11.85	to	9.9	345,511,948	1.36%	4.97%	to	3.21%
Main Street Fund(R)/VA - Service Class (OVGIS)
2009	1.50%	to	2.60%	334,673	9.91	to	9.1	3,245,291	1.66%	26.07%	to	24.67%
2008	1.50%	to	2.60%	391,338	7.86	to	7.3	3,018,113	1.37%	-39.55%	to	-40.22%
2007	1.50%	to	2.60%	664,432	13.01	to	12.21	8,506,714	0.86%	2.58%	to	1.43%
2006	1.50%	to	2.60%	714,818	12.68	to	12.03	8,944,319	0.98%	13.04%	to	11.78%
2005	1.50%	to	2.60%	782,227	11.22	to	10.77	8,680,626	1.15%	4.16%	to	3%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2009	0.95%	to	2.00%	1,073,093	$8.21	to	10.63	$8,820,680	0.86%	35.89%	to	34.28%
2008	0.95%	to	2.20%	954,905	6.04	to	7.85	5,836,724	0.51%	-38.42%	to	-39.28%
2007	0.95%	to	2.20%	1,108,657	9.82	to	12.94	11,355,895	0.31%	-2.15%	to	-3.35%
2006	0.95%	to	2.25%	660,025	10.03	to	9.94	7,089,285	0.00%	0.31%	to	-0.56%	*
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
2009	1.25%			14,582	11.99			174,782	0.65%	35.17%
2008	1.25%			15,897	8.87			141,006	0.26%	-38.78%
2007	1.25%			13,112	14.48			189,918	0.17%	-2.63%
2006	1.25%			14,220	14.88			211,533	0.02%	13.23%
2005	1.25%			12,741	13.14			167,389	0.00%	8.35%
MidCap Fund/VA - Non-Service Shares (OVAG)
2009	0.95%	to	2.25%	5,642,712	9.65	to	3.85	58,874,182	0.00%	31.35%	to	29.62%
2008	0.95%	to	2.30%	6,695,313	7.35	to	2.95	53,173,243	0.00%	-49.55%	to	-50.24%
2007	0.95%	to	2.70%	8,636,413	14.57	to	11.51	135,797,826	0.00%	5.32%	to	3.48%
2006	0.95%	to	2.70%	11,328,404	13.83	to	11.12	171,399,480	0.00%	1.98%	to	0.23%
2005	0.95%	to	2.70%	14,779,566	13.56	to	11.1	218,757,332	0.00%	11.26%	to	9.38%
Strategic Bond Fund/VA - Service Class (OVSBS)
2009	1.50%	to	2.60%	325,335	14.31	to	13.13	4,558,458	0.24%	16.63%	to	15.33%
2008	1.50%	to	2.60%	346,353	12.27	to	11.39	4,170,962	5.23%	-15.77%	to	-16.71%
2007	1.50%	to	2.60%	452,665	14.57	to	13.67	6,489,866	3.32%	7.9%	to	6.69%
2006	1.50%	to	2.60%	418,884	13.5	to	12.81	5,583,752	3.61%	5.63%	to	4.45%
2005	1.50%	to	2.60%	360,341	12.78	to	12.27	4,553,817	4.19%	0.95%	to	-0.18%
Real Return Portfolio - Administrative Class (PMVRRA)
2009	0.95%	to	1.30%	65,525	12.02	to	11.87	782,688	3.12%	17.27%	to	16.95%
2008	0.95%	to	1.30%	66,141	10.25	to	10.15	675,187	3.63%	-7.91%	to	-8.31%
2007	0.95%	to	1.30%	25,083	11.13	to	11.07	278,591	5.95%	9.66%	to	9.28%
2006	0.95%	to	1.30%	74,407	10.15	to	10.13	755,146	3.97%	1.5%	to	1.3%	*
Series D (Global Series) (SBLD)
2009	1.10%	to	1.30%	23,481	9.02	to	8.96	211,619	0.00%	17.91%	to	18.21%
2008	0.95%	to	1.30%	21,833	7.65	to	7.58	166,288	0.00%	-33.80%	to	-39.17%
2007	1.10%	to	1.30%	15,283	12.5	to	12.46	190,962	0.00%	7.67%	to	7.32%
2006	1.10%	to	1.15%	10,257	11.61			119,083	0.00%	16.1%			*
Series J (Mid Cap Growth Series) (SBLJ)
2009	0.95%	to	1.30%	14,777	7.74	to	7.65	113,801	0.00%	42.54%	to	42.19%
2008	0.95%	to	1.30%	11,088	5.43	to	5.38	59,995	0.00%	-40.54%	to	-40.75%
2007	0.95%	to	1.30%	6,602	9.13	to	9.08	60,149	0.00%	-11.36%	to	-11.67%
2006	0.95%	to	1.20%	5,632	10.3	to	10.28	57,954	0.00%	3%	to	2.8%	*
Series N (Managed Asset Allocation Series) (SBLN)
2009	0.95%	to	1.25%	14,169	10.38	to	10.27	146,319	0.00%	24.46%	to	24.03%
2008	0.95%	to	1.25%	12,844	8.34	to	8.28	106,763	0.00%	-27.92%	to	-28.06%
2007	0.95%	to	1.25%	10,932	11.57	to	11.51	126,202	0.00%	5.09%	to	4.64%
2006	1.10%	to	1.25%	5,872	11.01	to	11	64,646	0.00%	10.1%	to	10%	*
Series O (All Cap Value Series) (SBLO)
2009	0.95%	to	1.30%	75,841	9.31	to	9.19	702,539	0.00%	31.87%	to	31.29%
2008	0.95%	to	1.30%	117,337	7.06	to	7	826,269	0.00%	-39.03%	to	-39.24%
2007	0.95%	to	1.30%	25,150	11.58	to	11.52	290,548	0.00%	1.85%	to	1.41%
2006	0.95%	to	1.15%	13,985	11.37	to	11.36	158,900	0.00%	13.7%	to	13.6%	*

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Series P (High Yield Series) (SBLP)
2009	0.95%	to	1.30%	35,166	$12.72	to	12.56	$445,532	0.00%	71.2%	to	70.42%
2008	0.95%	to	1.30%	17,473	7.43	to	7.37	129,324	0.00%	-30.69%	to	-30.86%
2007	0.95%	to	1.30%	40,974	10.72	to	10.66	438,344	0.00%	1.13%	to	0.76%
2006	0.95%	to	1.30%	57,506	10.6	to	10.58	609,242	0.00%	6%	to	5.8%	*
Series Q (Small Cap Value Series) (SBLQ)
2009	0.95%	to	1.30%	63,451	11.06	to	10.92	697,437	0.00%	54.47%	to	53.8%
2008	0.95%	to	1.30%	64,592	7.16	to	7.1	460,344	0.00%	-39.17%	to	-39.37%
2007	0.95%	to	1.30%	52,222	11.77	to	11.71	612,804	0.00%	9.29%	to	8.83%
2006	1.10%	to	1.20%	17,623	10.77	to	10.76	189,748	0.00%	7.7%	to	7.6%	*
Series V (Mid Cap Value Series) (SBLV)
2009	0.95%	to	1.30%	185,377	10.95	to	10.81	2,018,141	0.00%	42.58%	to	42.05%
2008	0.95%	to	1.30%	173,469	7.68	to	7.61	1,327,038	0.00%	-29.15%	to	-29.41%
2007	0.95%	to	1.30%	128,838	10.84	to	10.78	1,392,964	0.00%	0.93%	to	0.56%
2006	0.95%	to	1.25%	48,041	10.74	to	10.72	515,556	0.00%	7.4%	to	7.2%	*
Series X (Small Cap Growth Series) (SBLX)
2009	0.95%	to	1.15%	6,371	7.56	to	7.51	47,929	0.00%	33.81%	to	33.63%
2008	0.95%	to	1.15%	4,010	5.65	to	5.62	22,552	0.00%	-47.59%	to	-47.82%
2007	1.10%	to	1.15%	145	10.78	to	10.77	1,561	0.00%	4.46%	to	4.36%
2006	1.10%	to	1.15%	81	10.32			836	0.00%	3.2%			*
Series Y (Select 25 Series) (SBLY)
2009	1.10%	to	1.25%	3,045	8.25	to	8.2	25,093	0.00%	31.79%	to	31.62%
2008	1.10%	to	1.25%	2,318	6.26	to	6.23	14,497	0.00%	-37.77%	to	-37.89%
2007	1.10%	to	1.25%	545	10.06	to	10.03	5,466	0.00%	-7.2%	to	-7.39%
2006	1.10%	to	1.25%	1,127	10.84	to	10.83	12,212	0.00%	8.4%	to	8.3%	*
Total Return Portfolio - Administrative Class (PMVTRA)
2009	0.95%	to	1.30%	188,936	13.08	to	12.92	2,460,265	5.11%	12.95%	to	12.64%
2008	0.95%	to	1.30%	153,732	11.58	to	11.47	1,774,326	4.48%	3.86%	to	3.43%
2007	0.95%	to	1.30%	33,848	11.15	to	11.09	376,864	5.60%	7.73%	to	7.15%
2006	0.95%	to	1.10%	21,396	10.35			221,448	3.67%	3.5%			*
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2009	1.25%			1,111	10.02			11,122	2.6%	28.19%
2008	1.25%			1,634	7.81			12,762	2.03%	-39.46%
2007	1.25%			2,177	12.91			28,097	1.24%	-7.22%
2006	1.25%			2,742	13.91			38,143	1.39%	14.47%
2005	1.25%			3,329	12.15			40,456	2.10%	3.92%
Capital Growth Portfolio - Class II (ACEG2)
2009	1.50%	to	2.60%	181,324	9.63	to	8.83	1,694,443	0.00%	63.16%	to	61.34%
2008	1.50%	to	2.50%	207,406	5.9	to	5.51	1,194,326	0.19%	-49.88%	to	-50.39%
2007	1.50%	to	2.50%	215,311	11.77	to	11.11	2,481,515	0.00%	14.88%	to	13.71%
2006	1.50%	to	2.60%	254,837	10.25	to	9.72	2,564,525	0.00%	1.09%	to	-0.04%
2005	1.50%	to	2.60%	281,218	10.14	to	9.73	2,808,969	0.01%	6.03%	to	4.85%
Comstock Portfolio - Class II (ACC2)
2009	1.50%	to	2.60%	821,709	10.81	to	9.92	8,659,295	4.31%	26.48%	to	25.07%
2008	1.50%	to	2.60%	1,011,292	8.55	to	7.93	8,446,011	2.42%	-36.77%	to	-37.47%
2007	1.50%	to	2.60%	1,281,115	13.52	to	12.68	16,966,951	1.68%	-3.8%	to	-4.88%
2006	1.50%	to	2.60%	1,437,197	14.05	to	13.33	19,854,900	1.25%	14.31%	to	13.04%
2005	1.50%	to	2.60%	1,555,924	12.29	to	11.8	18,867,355	0.94%	2.55%	to	1.41%
Diversified Stock Fund Class A Shares (VYDS)
2009	0.95%	to	2.05%	510,692	11.1	to	9.81	5,537,239	0.82%	25.85%	to	24.28%
2008	0.95%	to	2.05%	691,105	8.82	to	7.89	5,917,748	0.73%	-38.46%	to	-39.19%
2007	0.95%	to	2.15%	975,201	14.33	to	12.87	13,517,054	0.67%	8.9%	to	7.64%
2006	0.95%	to	2.15%	1,255,579	13.16	to	11.96	15,902,096	0.32%	12.6%	to	11.3%
2005	0.95%	to	2.15%	1,477,938	11.68	to	10.74	16,700,637	0.08%	7.72%	to	6.46%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Micro-Cap Portfolio - Investment Class (ROCMC)
2009	0.95%	to	1.30%	78,868	$9.97	to	9.85	$781,980	0.00%	56.51%	to	56.1%
2008	0.95%	to	1.30%	68,775	6.37	to	6.31	436,495	3.32%	-43.83%	to	-44.06%
2007	0.95%	to	1.30%	41,378	11.34	to	11.28	467,888	2.31%	3%	to	2.64%
2006	0.95%	to	1.20%	11,724	11.01	to	10.99	128,982	0.31%	10.1%	to	9.9%	*
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.95%	to	1.95%	754,802	9.4	to	10.45	7,071,421	0.00%	40.44%	to	38.86%
2008	0.95%	to	2.20%	1,679,454	6.69	to	7.45	11,323,627	0.10%	-43.2%	to	-43.97%
2007	0.95%	to	2.20%	1,844,368	11.78	to	13.3	22,155,421	0.10%	11.41%	to	10.07%
2006	0.95%	to	2.20%	1,416,705	10.58	to	12.09	15,312,049	0.38%	5.76%	to	4.89%	*
2005	1.25%	to	2.25%	4,352	11.22	to	11.15	48,642	0.17%	12.21%	to	11.46%	*
Equity Income Portfolio - II (TREI2)
2009	0.95%	to	2.05%	1,708,614	8.81	to	8.46	15,026,299	1.55%	24.06%	to	22.68%
2008	0.95%	to	2.65%	1,993,851	7.1	to	7.62	14,377,376	2.16%	-36.87%	to	-38.03%
2007	0.95%	to	2.65%	1,986,743	11.25	to	12.29	22,946,653	1.71%	2.05%	to	0.35%
2006	0.95%	to	2.25%	1,364,550	11.02	to	12.34	15,774,454	1.36%	10.24%	to	9.31%	*
2005	1.25%	to	2.25%	29,153	10.55	to	10.48	306,871	0.76%	5.49%	to	4.78%	*
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.25%			1,107	11.37			12,587	3.22%	6.01%
2008	0.95%	to	2.65%	1,526,688	10.75	to	10.18	16,328,229	3.76%	0.34%	to	-1.36%
2007	0.95%	to	2.05%	597,947	10.71	to	10.51	6,383,646	4.21%	4.22%	to	3.06%
2006	0.95%	to	1.85%	278,165	10.28	to	10.22	2,857,789	3.45%	2.77%	to	2.15%	*
2005	1.25%	to	2.25%	10,922	10.04	to	9.98	109,196	1.04%	0.44%	to	-0.24%	*
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
2009	0.95%	to	2.05%	1,015,118	22.96	to	21.55	23,100,080	0.13%	111.37%	to	109.03%
2008	0.95%	to	2.15%	785,222	10.86	to	10.28	8,463,673	0.00%	-65.09%	to	-65.59%
2007	0.95%	to	2.65%	1,458,468	31.11	to	29.32	45,060,130	0.44%	36.25%	to	34.09%
2006	0.95%	to	2.40%	1,627,022	22.83	to	22.02	36,935,001	0.61%	38.21%	to	36.37%
2005	0.95%	to	2.40%	1,743,322	16.52	to	16.14	28,703,317	0.59%	30.62%	to	28.87%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2009	0.95%	to	2.20%	712,637	21.23	to	25.47	18,859,632	0.17%	111.15%	to	108.49%
2008	0.95%	to	2.20%	857,455	10.05	to	12.21	10,692,912	0.00%	-65.12%	to	-65.56%
2007	0.95%	to	2.20%	1,160,958	28.82	to	35.46	42,349,252	0.47%	36.3%	to	34.57%
2006	0.95%	to	2.30%	1,535,950	21.14	to	34.65	43,798,341	0.64%	38.17%	to	36.47%
2005	0.95%	to	2.30%	2,068,868	15.3	to	25.39	41,782,827	0.81%	30.75%	to	29.12%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
2009	0.95%	to	2.25%	1,314,117	27.79	to	25.79	36,210,549	0.25%	56.12%	to	54.07%
2008	0.95%	to	2.65%	1,269,810	17.8	to	16.49	22,418,503	0.37%	-46.61%	to	-47.54%
2007	0.95%	to	2.65%	1,841,149	33.35	to	31.43	60,950,614	0.11%	43.94%	to	41.61%
2006	0.95%	to	2.65%	1,987,076	23.17	to	22.19	45,765,443	0.08%	23.36%	to	21.42%
2005	0.95%	to	2.40%	2,553,864	18.78	to	18.36	47,804,049	0.18%	50.18%	to	48.19%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2009	0.95%	to	2.20%	473,719	27.17	to	32.36	14,993,036	0.27%	56.04%	to	54.07%
2008	0.95%	to	2.20%	540,162	17.41	to	21.01	11,028,030	0.32%	-46.64%	to	-47.31%
2007	0.95%	to	2.20%	800,293	32.63	to	39.87	30,418,032	0.13%	43.97%	to	42.14%
2006	0.95%	to	2.30%	1,061,403	22.66	to	32.53	29,115,074	0.07%	23.31%	to	21.81%
2005	0.95%	to	2.30%	1,384,893	18.38	to	26.71	30,499,273	0.36%	50.24%	to	48.39%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2009	0.95%	to	2.45%	12,278,354	$22.34	to	19.55	$268,795,979	0.37%	23.86%	to	21.91%
2008	0.95%	to	2.45%	12,909,693	18.04	to	16.04	228,047,915	0.40%	-26.5%	to	-27.59%
2007	0.95%	to	2.50%	14,390,538	24.54	to	21.65	344,690,429	0.64%	42.74%	to	40.61%
2006	0.95%	to	2.50%	14,439,370	17.19	to	15.39	243,077,277	0.37%	19.01%	to	17.28%
2005	0.95%	to	2.50%	13,534,569	14.45	to	13.13	192,039,128	0.91%	23.1%	to	21.28%
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2009	0.95%	to	2.25%	4,701,582	12.47	to	11.09	57,583,672	2.05%	12.15%	to	10.61%
2008	0.95%	to	2.25%	5,696,020	11.12	to	10.03	62,182,738	0.09%	-21.75%	to	-22.79%
2007	0.95%	to	2.40%	7,103,270	14.21	to	12.85	98,563,321	1.35%	12.58%	to	10.98%
2006	0.95%	to	2.40%	7,857,473	12.62	to	11.58	97,168,074	1.35%	10.16%	to	8.59%
2005	0.95%	to	2.40%	8,795,903	11.46	to	10.66	99,072,107	1.21%	4.02%	to	2.55%
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2009	0.95%	to	2.45%	7,877,501	14.32	to	12.51	110,602,955	3.8%	6.15%	to	4.56%
2008	0.95%	to	2.45%	8,981,987	13.49	to	11.97	118,793,718	0.09%	-0.64%	to	-2.13%
2007	0.95%	to	2.45%	9,744,380	13.57	to	12.23	129,124,805	4.27%	4.66%	to	3.09%
2006	0.95%	to	2.45%	7,144,826	12.97	to	11.86	90,803,031	4.28%	3.26%	to	1.71%
2005	0.95%	to	2.45%	7,659,203	12.56	to	11.66	94,606,243	4.28%	0.65%	to	-0.84%
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2009	0.95%	to	2.45%	14,723,373	9.45	to	8.24	136,658,228	1.03%	22.84%	to	20.83%
2008	0.95%	to	2.45%	18,240,906	7.7	to	6.82	137,697,882	0.16%	-35.39%	to	-36.41%
2007	0.95%	to	2.50%	22,343,431	11.91	to	10.73	259,445,543	0.60%	12.94%	to	11.23%
2006	0.95%	to	2.50%	25,267,360	10.55	to	9.65	260,652,329	0.86%	15.88%	to	14.14%
2005	0.95%	to	2.50%	27,738,468	9.1	to	8.45	247,757,812	0.32%	7.97%	to	6.35%
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
2009	0.95%	to	2.10%	1,974,176	12.01	to	11.16	23,409,402	1%	16.76%	to	15.24%
2008	0.95%	to	2.25%	2,406,092	10.29	to	9.61	24,430,897	0.07%	-36.52%	to	-37.4%
2007	0.95%	to	2.30%	2,699,802	16.21	to	15.31	43,121,810	0.96%	15.6%	to	14.09%
2006	0.95%	to	2.25%	2,287,217	14.02	to	13.44	31,707,103	1.55%	14.82%	to	13.39%
2005	0.95%	to	2.10%	1,421,645	12.21	to	11.89	17,222,991	1.47%	11.96%	to	10.72%
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2009	0.95%	to	2.25%	1,063,778	10.3	to	9.81	10,865,760	0.00%	39.15%	to	37.32%
2008	0.95%	to	2.25%	1,046,875	7.4	to	7.14	7,688,769	0.10%	-46.66%	to	-47.36%
2007	0.95%	to	2.25%	794,716	13.88	to	13.57	10,956,096	0.50%	49.85%	to	47.88%
2006	0.95%	to	2.25%	225,125	9.26	to	9.18	2,079,139	1.04%	-7.4%	to	-8.21%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2009	0.95%	to	2.40%	3,338,506	14.25	to	13.3	46,986,034	0.00%	71.99%	to	68.97%
2008	0.95%	to	2.40%	3,038,959	8.29	to	7.87	24,913,336	1.23%	-61.83%	to	-62.43%
2007	0.95%	to	2.50%	3,287,167	21.71	to	20.89	70,684,121	0.03%	42.13%	to	40.04%
2006	0.95%	to	2.50%	2,887,238	15.27	to	14.92	43,840,312	0.43%	24.3%	to	22.51%
2005	0.95%	to	2.50%	1,378,143	12.29	to	12.18	16,894,061	0.00%	22.87%	to	21.79%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2009	0.95%	to	2.40%	16,771,104	9.48	to	8.3	155,856,008	0.39%	25.87%	to	23.89%
2008	0.95%	to	2.40%	20,570,540	7.53	to	6.7	151,814,844	0.00%	-36.88%	to	-37.83%
2007	0.95%	to	2.50%	25,148,472	11.93	to	10.98	292,538,227	0.00%	24.61%	to	22.72%
2006	0.95%	to	2.50%	28,866,345	9.57	to	8.95	270,352,480	0.00%	4.04%	to	2.46%
2005	0.95%	to	2.50%	33,936,580	9.2	to	8.73	306,477,658	0.00%	10.18%	to	8.5%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owner’s Equity	Investment Income Ratio***	Total Return****			Inception Date
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2009	0.95%	to	2.45%	4,948,846	$17.49	to	15.29	$84,994,354	8.96%	45.03%	to	42.85%
2008	0.95%	to	2.45%	4,801,530	12.06	to	10.7	56,854,592	0.61%	-22.56%	to	-23.76%
2007	0.95%	to	2.50%	5,514,524	15.57	to	13.89	84,027,517	7.66%	2.87%	to	1.29%
2006	0.95%	to	2.50%	5,604,764	15.14	to	13.71	83,269,476	7.08%	9.22%	to	7.55%
2005	0.95%	to	2.50%	5,754,595	13.86	to	12.75	78,493,453	7.23%	1.57%	to	0.03%
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2009	0.95%	to	2.45%	4,678,629	10.59	to	9.23	48,546,792	1.53%	25.69%	to	23.58%
2008	0.95%	to	2.45%	5,243,842	8.43	to	7.47	43,268,182	0.23%	-42.7%	to	-43.62%
2007	0.95%	to	2.45%	6,280,053	14.7	to	13.24	89,962,290	0.58%	20.14%	to	18.41%
2006	0.95%	to	2.45%	6,317,661	12.24	to	11.19	75,594,854	0.61%	19.84%	to	18.14%
2005	0.95%	to	2.45%	6,562,646	10.21	to	9.47	65,724,366	2.03%	15.37%	to	13.71%
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
2009	0.95%	to	2.05%	1,454,572	14.26	to	13.39	20,676,076	3.48%	35.66%	to	34.16%
2008	0.95%	to	2.25%	1,645,885	10.51	to	10.84	17,441,697	0.42%	-42.81%	to	-43.63%
2007	0.95%	to	2.25%	2,118,596	18.38	to	19.23	40,016,688	1.65%	8.83%	to	7.48%
2006	0.95%	to	2.25%	2,084,663	16.89	to	17.89	36,371,800	2.04%	28.39%	to	26.81%
2005	0.95%	to	2.25%	1,636,753	13.15	to	14.11	22,329,203	2.93%	10.11%	to	8.75%
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
2009	0.95%	to	2.05%	361,907	11.33	to	10.34	4,039,189	0.00%	39.95%	to	38.19%
2008	0.95%	to	2.05%	350,971	8.1	to	7.48	2,792,115	0.00%	-48.53%	to	-49.19%
2007	0.95%	to	2.20%	416,786	15.73	to	14.63	6,396,312	0.00%	5.47%	to	4.18%
2006	0.95%	to	2.20%	457,441	14.92	to	14.04	6,684,118	0.00%	11.2%	to	9.89%
2005	0.95%	to	2.20%	339,344	13.42	to	12.78	4,474,771	0.00%	19.72%	to	18.3%
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2009	0.95%	to	2.40%	1,188,377	12.5	to	11.68	14,695,895	0.00%	45.27%	to	43.04%
2008	0.95%	to	2.25%	1,106,727	8.61	to	8.21	9,436,571	0.03%	-36.83%	to	-37.72%
2007	0.95%	to	2.50%	1,245,741	13.63	to	13.1	16,820,762	0.02%	11.54%	to	9.84%
2006	0.95%	to	2.50%	954,630	12.22	to	11.93	11,595,360	0.50%	7.53%	to	5.91%
2005	0.95%	to	2.50%	363,735	11.36	to	11.26	4,123,615	0.00%	13.61%	to	12.6%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2009	0.95%	to	2.40%	3,428,531	11.28	to	9.9	37,949,287	1.07%	0.06%	to	-1.4%
2008	0.95%	to	2.40%	6,113,637	11.28	to	10.04	67,435,079	2.09%	1.21%	to	-0.25%
2007	0.95%	to	2.40%	3,735,294	11.14	to	10.07	40,487,120	4.60%	3.62%	to	2.11%
2006	0.95%	to	2.40%	2,969,855	10.75	to	9.86	31,181,969	4.38%	3.33%	to	1.84%
2005	0.95%	to	2.40%	2,198,821	10.41	to	9.68	22,447,693	2.35%	1.52%	to	0.06%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
2009	0.95%	to	1.95%	543,845	10.4	to	10.02	5,600,904	5.5%	7.34%	to	6.24%
2008	0.95%	to	2.25%	672,056	9.69	to	9.29	6,465,650	0.88%	-11.79%	to	-12.96%
2007	0.95%	to	2.50%	855,365	10.99	to	10.58	9,362,133	3.41%	2.42%	to	0.83%
2006	0.95%	to	2.50%	808,187	10.73	to	10.49	8,673,304	5.22%	3.78%	to	2.17%
2005	0.95%	to	2.50%	618,701	10.34	to	10.27	6,420,496	5.69%	1.03%	to	-0.53%
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2009	0.95%	to	2.25%	869,687	11.31	to	10.53	9,776,465	3.16%	22.45%	to	20.84%
2008	0.95%	to	2.25%	1,068,301	9.24			9,871,352	0.54%	-36.65%	to	-37.57%
2007	0.95%	to	2.50%	1,285,756	14.58	to	14.67	19,058,804	0.52%	-16.87%	to	-18.14%
2006	0.95%	to	2.50%	1,572,126	17.53	to	17.92	28,157,201	0.86%	28.85%	to	26.96%
2005	0.95%	to	2.50%	1,139,421	13.61	to	14.12	15,880,114	1.84%	9.78%	to	8.17%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owner’s Equity	Investment Income Ratio***	Total Return****			Inception Date
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2009	0.95%	to	2.45%	6,937,432	$13.52	to	11.8	$91,919,030	0.00%	42.47%	to	40.24%
2008	0.95%	to	2.45%	8,066,843	9.49	to	8.41	74,948,034	0.00%	-34.52%	to	-35.55%
2007	0.95%	to	2.50%	9,699,144	14.5	to	14.16	137,088,431	0.00%	23.18%	to	21.33%
2006	0.95%	to	2.50%	10,562,288	11.77	to	11.67	121,575,510	0.00%	6.85%	to	5.25%
2005	0.95%	to	2.50%	11,941,607	11.01	to	11.09	129,070,341	0.00%	16.13%	to	14.41%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2009	0.95%	to	2.45%	6,103,814	12.15	to	10.59	72,782,371	0.42%	33.44%	to	31.3%
2008	0.95%	to	2.45%	7,141,914	9.1	to	8.07	63,716,776	0.00%	-39.76%	to	-40.74%
2007	0.95%	to	2.50%	8,843,950	15.11	to	14.09	130,361,616	0.00%	12.43%	to	10.71%
2006	0.95%	to	2.50%	10,059,603	13.44	to	12.73	132,310,577	0.00%	4.06%	to	2.48%
2005	0.95%	to	2.50%	12,069,149	12.91	to	12.42	153,045,546	0.00%	11.81%	to	10.16%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
2009	0.95%	to	2.05%	719,794	11.95	to	11.22	8,594,076	0.00%	27.92%	to	26.5%
2008	0.95%	to	2.05%	824,726	9.35	to	9.65	7,753,067	0.19%	-26.83%	to	-27.72%
2007	0.95%	to	2.15%	921,499	12.77	to	13.3	12,023,934	0.01%	-5.05%	to	-6.17%
2006	0.95%	to	2.15%	981,472	13.45	to	14.17	13,544,922	0.14%	15.74%	to	14.4%
2005	0.95%	to	2.15%	1,005,493	11.62	to	12.39	12,034,087	0.00%	3.16%	to	1.96%
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
2009	0.95%	to	2.45%	5,275,682	12.27	to	10.76	63,321,636	2.09%	25.44%	to	23.4%
2008	0.95%	to	2.45%	6,491,989	9.78	to	8.72	62,086,887	0.22%	-34.44%	to	-35.51%
2007	0.95%	to	2.45%	7,960,591	14.92	to	13.53	115,970,544	0.93%	0.92%	to	-0.55%
2006	0.95%	to	2.45%	9,004,271	14.78	to	13.6	130,384,387	1.02%	15.77%	to	14.07%
2005	0.95%	to	2.45%	10,933,745	12.77	to	11.93	137,210,472	1.38%	3.43%	to	1.93%
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2009	1.60%	to	1.75%	26,804	11.02	to	10.86	292,549	0.00%	45.37%	to	45.15%
2008	0.95%	to	2.65%	8,437,109	8.03	to	8.65	67,613,857	1.87%	-40.67%	to	-41.75%
2007	0.95%	to	2.70%	10,766,464	13.53	to	14.79	148,802,499	0.62%	5.61%	to	3.8%
2006	0.95%	to	2.70%	13,514,581	12.81	to	14.25	180,134,788	0.00%	11.16%	to	9.25%
2005	0.95%	to	2.70%	16,647,315	11.52	to	13.04	200,165,641	0.00%	6.86%	to	5.03%
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2009	0.95%	to	2.15%	358,511	13.12	to	9.46	4,689,092	0.00%	31.18%	to	30.12%	*
Advisers Management Trust - Focus Portfolio - S Class Shares (Obsolete) (AMFOS)
2005	1.50%	to	2.60%	39,503	21.03	to	20.18	816,015	0.00%	-1.6%	to	-2.7%
Financial Investors First Horizon Core Equity Portfolio (obsolete) (FHGIP)
2005	0.95%	to	2.00%	149,531	9.64	to	9.21	1,415,472	1.28%	-3.66%	to	-4.68%
First Horizon Capital Appreciation Portfolio (obsolete) (FHCAP)
2005	0.95%	to	2.00%	39,067	14.17	to	13.53	542,543	0.00%	2.08%	to	1%
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.95%	to	1.65%	351,739	9.29	to	10.11	3,287,420	1.67%	-41.6%	to	-42.01%
2007	0.95%	to	1.65%	429,076	15.9	to	17.44	6,859,987	1.06%	15.48%	to	14.66%
2006	0.95%	to	1.65%	566,655	13.77	to	15.21	7,848,707	0.97%	17.53%	to	16.7%
2005	0.95%	to	1.65%	722,518	11.71	to	13.03	8,518,004	0.84%	16.33%	to	15.51%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.95%	to	1.20%	137,487	6.89	to	8.24	963,234	1.66%	-47.26%	to	-47.39%
2007	0.95%	to	1.25%	189,766	13.07	to	15.58	2,512,874	0.00%	-4.87%	to	-5.16%
2006	0.95%	to	1.30%	225,532	13.74	to	16.36	3,141,525	0.00%	12.13%	to	11.74%
2005	0.95%	to	1.40%	303,526	12.25	to	14.65	3,775,401	0.00%	15.04%	to	14.52%
Investment Portfolios - Emerging Leaders Fund - Service Shares (obsolete) (DELS)
2006	1.50%	to	2.60%	101,828	13.75	to	13.05	1,376,470	0.00%	6.39%	to	5.21%
2005	1.50%	to	2.60%	121,394	12.93	to	12.4	1,548,272	0.00%	3.18%	to	2.03%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.95%	to	2.35%	6,114,999	$9.64	to	7.7	$57,262,331	2.68%	-26.26%	to	-27.34%
2007	0.95%	to	2.40%	8,194,862	13.07	to	10.55	103,890,742	2.20%	3.63%	to	2.15%
2006	0.95%	to	2.65%	10,363,591	12.61	to	10.12	126,752,943	2.25%	11.19%	to	9.32%
2005	0.95%	to	2.65%	12,798,198	11.34	to	9.26	141,266,241	1.96%	1.57%	to	-0.14%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.95%	to	2.65%	3,026,086	8.27	to	5.91	25,366,292	0.00%	-46.62%	to	-47.62%
2007	0.95%	to	2.65%	4,466,109	15.46	to	11.28	70,146,887	0.00%	7.97%	to	6.16%
2006	0.95%	to	2.65%	5,554,033	14.36	to	10.63	80,969,198	0.00%	8.87%	to	7.06%
2005	0.95%	to	2.65%	6,941,684	13.19	to	9.93	93,142,769	0.00%	8.7%	to	6.9%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.95%	to	2.30%	1,228,220	9.59	to	9	11,674,270	1.12%	-33.84%	to	-34.81%
2007	0.95%	to	2.30%	2,001,101	14.5	to	13.81	28,780,769	0.96%	1.47%	to	0.14%
2006	0.95%	to	2.30%	3,023,212	14.29	to	13.79	42,901,825	0.64%	15.73%	to	14.22%
2005	0.95%	to	2.55%	5,126,253	12.35	to	12.03	63,040,445	0.19%	8.18%	to	6.51%
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	0.95%	to	1.85%	424,452	10.99	to	7.79	4,643,921	2.80%	-36.79%	to	-37.37%
2007	0.95%	to	1.85%	537,328	17.39	to	12.44	9,298,560	1.22%	0.81%	to	-0.11%
2006	0.95%	to	2.30%	791,274	17.25	to	13.34	13,592,744	0.87%	18.22%	to	16.67%
2005	0.95%	to	2.30%	993,748	14.59	to	11.44	14,454,274	0.75%	7.12%	to	5.72%
Variable Insurance Funds - Large Cap Growth VIF (obsolete) (BBLCG)
2006	0.95%	to	2.00%	170,035	9.79	to	9.27	1,627,561	0.47%	3.1%	to	2.03%
2005	0.95%	to	2.05%	181,917	9.5	to	9.07	1,696,640	0.38%	0.92%	to	-0.18%
Variable Insurance Funds - V.I. Blue Chip Fund - Series I (Obsolete) (AVBC)
2005	0.95%	to	2.05%	49,836	9.64	to	9.2	473,443	0.58%	2.52%	to	1.4%
Variable Insurance Funds - V.I. Premier Equity Fund - Series I (obsolete) (AVV)
2005	0.95%	to	1.55%	46,399	9.48	to	9.24	432,685	0.80%	4.65%	to	4.02%
W&R Target Funds, Inc. - Limited-Term Bond Portfolio (obsolete) (WRLBP)
2006	0.95%	to	2.45%	3,102,882	12.22	to	11.17	37,128,029	3.38%	2.98%	to	1.43%
2005	0.95%	to	2.45%	3,575,770	11.87	to	11.01	41,681,171	3.05%	0.72%	to	-0.78%

2009	Reserves for annuity contracts in payout phase:								81,634,158
2009	Contract owners equity:								$7,961,391,641
2008	Reserves for annuity contracts in payout phase:								67,678,494
2008	Contract owners equity:								$7,651,606,707
2007	Reserves for annuity contracts in payout phase:								100,490,623
2007	Contract owners equity:								$14,026,009,866
2006	Reserves for annuity contracts in payout phase:								92,698,887
2006	Contract owners equity:								$15,205,517,008
2005	Reserves for annuity contracts in payout phase:								70,940,826
2005	Contract owners equity:								$15,354,197,207

*	Denotes the minimum and/or maximum of the total return ranges, for underlying mutual fund options that were added and funded during the reporting period. One or both of the returns presented may not be annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such case, the total return presented is representative of all units issued and outstanding at period end.

**	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

***	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

****	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2009 and 2008, and the related consolidated statements of income (loss), changes in equity and cash flows for each of the years in the three-year period ended December 31, 2009. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP
Columbus, Ohio
March 1, 2010

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income (Loss)

(in millions)

	Years ended December 31,
	2009	2008	2007
Revenues:
Policy charges	$1,245.1	$1,340.5	$1,383.9
Premiums	469.7	394.1	407.0
Net investment income	1,879.1	1,864.7	2,192.2
Net realized investment gains (losses)	453.8	(347.8)	(47.2)
Other-than-temporary impairment losses (consisting of $992.1 of total other-than-temporary impairment losses, net of $417.5 recognized in other comprehensive income, for the year ended December 31, 2009)	(574.6)	(1,130.7)	(117.7)
Other income	(3.9)	(4.2)	8.9

Total revenues	3,469.2	2,116.6	3,827.1

Benefits and expenses:
Interest credited to policyholder accounts	1,100.1	1,172.6	1,311.0
Benefits and claims	812.1	856.1	672.5
Policyholder dividends	87.0	93.1	83.1
Amortization of deferred policy acquisition costs	465.6	691.6	382.1
Amortization of value of business acquired and other intangible assets	62.8	30.9	48.5
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	55.3	61.8	70.0
Other operating expenses	579.8	631.6	630.8

Total benefits and expenses	3,162.7	3,537.7	3,198.0

Income (loss) from continuing operations before federal income tax expense (benefit)	306.5	(1,421.1)	629.1
Federal income tax expense (benefit)	47.9	(533.8)	147.3

Income (loss) from continuing operations	258.6	(887.3)	481.8
Cumulative effect of adoption of accounting principle, net of taxes	—	—	(6.0)

Net income (loss)	258.6	(887.3)	475.8
Less: Net loss attributable to noncontrolling interest	52.3	72.3	50.9

Net income (loss) attributable to NLIC	$310.9	$(815.0)	$526.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2009	2008
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $25,103.1 and $24,122.6)	$24,749.7	$21,387.5
Equity securities (amortized cost $48.8 and $62.2)	52.6	54.1
Mortgage loans on real estate, net	6,829.0	7,770.1
Short-term investments, including amounts managed by a related party	1,003.4	2,913.0
Other investments	1,516.8	1,733.2

Total investments	34,151.5	33,857.9

Cash and cash equivalents	49.1	42.0
Accrued investment income	401.9	342.9
Deferred policy acquisition costs	3,983.1	4,523.8
Value of business acquired	276.9	334.0
Goodwill	199.8	199.8
Other assets	2,085.2	3,662.2
Separate account assets	57,846.2	48,841.0

Total assets	$98,993.7	$91,803.6

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$33,149.4	$35,714.5
Short-term debt	150.0	249.7
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	1,826.4	2,589.6
Separate account liabilities	57,846.2	48,841.0

Total liabilities	93,672.0	88,094.8

Shareholder’s equity:
Common stock ($1 par value; authorized - 5,000,000 shares; issued and outstanding - 3,814,779 shares)	3.8	3.8
Additional paid-in capital	1,717.7	1,697.7
Retained earnings	3,515.2	2,952.6
Accumulated other comprehensive loss	(265.6)	(1,361.3)

Total shareholder’s equity	4,971.1	3,292.8
Noncontrolling interest	350.6	416.0

Total equity	5,321.7	3,708.8

Total liabilities and equity	$98,993.7	$91,803.6

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Condensed Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2006	$3.8	$1,358.8	$4,311.3	$24.6	$5,698.5	$445.5	$6,144.0

Dividends to NFS	—	—	(612.5)	—	(612.5)	—	(612.5)
Member contributions to noncontrolling interest	—	—	—	—	—	70.7	70.7
Other, net	—	—	2.6	—	2.6	0.4	3.0

Comprehensive income (loss):
Net income (loss)	—	—	526.7	—	526.7	(50.9)	475.8
Other comprehensive loss, net of taxes	—	—	—	(111.7)	(111.7)	—	(111.7)

Total comprehensive income (loss)					415.0	(50.9)	364.1

Balance as of December 31, 2007	$3.8	$1,358.8	$4,228.1	$(87.1)	$5,503.6	$465.7	$5,969.3

Dividends to NFS	—	—	(460.5)	—	(460.5)	—	(460.5)
Capital contributed by NFS	—	338.9	—	—	338.9	—	338.9
Member contributions to noncontrolling interest	—	—	—	—	—	23.0	23.0
Other, net	—	—	—	—	—	(0.4)	(0.4)

Comprehensive loss:
Net loss	—	—	(815.0)	—	(815.0)	(72.3)	(887.3)
Other comprehensive loss, net of taxes	—	—	—	(1,274.2)	(1,274.2)	—	(1,274.2)

Total comprehensive loss					(2,089.2)	(72.3)	(2,161.5)

Balance as of December 31, 2008	$3.8	$1,697.7	$2,952.6	$(1,361.3)	$3,292.8	$416.0	$3,708.8

Cumulative effect of change in accounting principle, net of taxes	—	—	249.7	(249.7)	—	—	—
Capital contributed by NFS	—	20.0	—	—	20.0	—	20.0
Other, net	—	—	2.0	—	2.0	(13.1)	(11.1)

Comprehensive income (loss):
Net income (loss)	—	—	310.9	—	310.9	(52.3)	258.6
Other comprehensive income, net of taxes	—	—	—	1,345.4	1,345.4	—	1,345.4

Total comprehensive income (loss)					1,656.3	(52.3)	1,604.0

Balance as of December 31, 2009	$3.8	$1,717.7	$3,515.2	$(265.6)	$4,971.1	$350.6	$5,321.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2009	2008	2007
Cash flows from operating activities:
Net income (loss)	$258.6	$(887.3)	$475.8
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net realized investment (gains) losses	(453.8)	347.8	47.2
Other-than-temporary impairment losses	574.6	1,130.7	117.7
Interest credited to policyholder accounts	1,100.1	1,172.6	1,311.0
Capitalization of deferred policy acquisition costs	(513.0)	(587.6)	(631.3)
Amortization of deferred policy acquisition costs	465.6	691.6	382.1
Amortization and depreciation	51.1	48.1	81.7
Decrease (increase) in other assets	291.6	(727.2)	552.7
(Decrease) increase in policy and other liabilities	(1,859.9)	583.0	(50.6)
Decrease (increase) in derivative assets	582.3	(1,030.7)	(146.9)
Increase in derivative liabilities	57.0	153.9	96.4
Other, net	57.4	51.0	10.0

Net cash provided by operating activities	611.6	945.9	2,245.8

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	3,889.2	4,271.5	4,582.7
Proceeds from sale of securities available-for-sale	4,210.5	4,308.8	4,977.9
Proceeds from repayments or sales of mortgage loans on real estate	773.1	869.1	2,653.7
Cost of securities available-for-sale acquired	(9,205.7)	(7,255.5)	(8,400.2)
Cost of mortgage loans on real estate originated or acquired	(35.7)	(371.8)	(1,944.0)
Net decrease (increase) in short-term investments	1,909.6	(1,856.8)	831.5
Collateral (paid) received, net	(868.6)	592.2	(207.3)
Other, net	207.7	15.3	(156.2)

Net cash provided by investing activities	880.1	572.8	2,338.1

Cash flows from financing activities:
Net (decrease) increase in short-term debt	(99.7)	(35.6)	210.1
Capital contributed by NFS	20.0	—	—
Cash dividends paid to NFS	—	(280.7)	(612.5)
Investment and universal life insurance product deposits and other additions	3,877.1	3,862.3	3,913.8
Investment and universal life insurance product withdrawals and other deductions	(5,301.4)	(5,305.9)	(8,101.8)
Other, net	19.4	281.9	0.3

Net cash used in financing activities	(1,484.6)	(1,478.0)	(4,590.1)

Net increase (decrease) in cash and cash equivalents	7.1	40.7	(6.2)
Cash and cash equivalents, beginning of period	42.0	1.3	7.5

Cash and cash equivalents, end of period	$49.1	$42.0	$1.3

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2009, 2008 and 2007

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

On August 6, 2008, NFS entered into a definitive agreement for NMIC, and Nationwide Corporation (Nationwide Corp.)., to acquire all of the outstanding publicly held Class A common shares of NFS for $52.25 per share in cash. The transaction closed on January 1, 2009 and NFS became a privately held subsidiary of Nationwide Corp.

Wholly-owned subsidiaries of NLIC as of December 31, 2009 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers. The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

As of December 31, 2009 and 2008, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity. In addition, NLIC’s subsidiary, Nationwide Life and Annuity Insurance Company (NLAIC), merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity. The mergers were completed to streamline the enterprise’s capital structure and create operational efficiencies. See Note 2 (p) for further information.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired, valuation allowances for mortgage loans on real estate; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivatives resulting from living benefit contracts; and the federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

Certain items in the 2008 and 2007 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. All significant intercompany balances and transactions were eliminated in consolidation.

(b) Subsequent events

The Company evaluated subsequent events through the date the consolidated financial statements were filed with the SEC.

(c) Valuation of Investments, Investment Income, Related Gains and Losses and Other-Than-Temporary Impairment Evaluations

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, value of business acquired (VOBA), future policy benefits and claims, policyholder dividend obligation and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (loss) (AOCI) in shareholder’s equity. The adjustment to DAC and VOBA represents the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate. Net realized gains and losses on the sale of investments are determined using the specific identification method.

For fixed maturity and marketable equity securities for which market quotations are available, the Company generally uses independent pricing services to assist in determining the fair value measurement. For certain fixed maturity securities not priced by independent services (generally investment grade private placement securities without quoted market prices), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. See Note 4 for further information regarding these alternative pricing processes.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

As a result of the Company’s adoption of guidance impacting Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 320-10, Investments – Debt and Equity Securities, in the first quarter of 2009, for all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

Additionally, debt securities that become other-than-temporarily impaired (where the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in a separate component of other comprehensive income, net of applicable taxes and other offsets.

The Company’s practice is to disclose as part of the separate component of accumulated other comprehensive income both the non-credit portion of the other-than-temporary impairment recognized in other comprehensive income and any subsequent changes in the fair value of those debt securities.

Prior to 2009, an other-than-temporary impairment charge was taken when the Company did not have the ability and intent to hold the security until the forecasted recovery or if it was probable that the Company would not recover all contractual amounts when due. Many criteria were considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment equal to the difference between the estimated fair value of the security and its amortized cost.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the valuation allowance on loan-specific reserves, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Changes in the valuation allowance are recorded in net realized investment gains and losses, while loan-specific reserves are included in other-than-temporary impairment losses. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received. Interest income on mortgage loans is recognized over the life of the loan using the effective-yield method.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Impairment losses for other-than-temporary declines in the fair values of applicable investments are included in other-than-temporary impairment losses in the consolidated statements of income (loss).

(d) Derivative Instruments

The Company uses derivative instruments in efforts to manage exposures and mitigate risks associated with interest rates, equities, foreign currency and credit. These derivative instruments primarily include interest rate swaps, futures contracts, credit default swaps, cross-currency swaps and other traditional swap agreements. Certain features embedded in the Company’s investment portfolio, equity-indexed life and annuity contracts and certain variable life and annuity contracts are derivatives requiring separate accounting under the provisions of FASB ASC 815-15 Embedded Derivatives. All derivative instruments are carried at fair value and are reflected as an asset or liability. See Note 5 for a discussion on the Company’s use of derivative instruments.

(e) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(f) Cash and Cash Equivalents

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase. The Company carries cash and cash equivalents at cost, which approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(g) Deferred Policy Acquisition Costs

Investment and universal life insurance products. The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(c).

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. The Company reviews this assumption, like others, as part of its annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index. The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

See Note 7 for a discussion of assumption changes that impacted DAC amortization and related balances for 2007, 2008 and 2009.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

(h) Value of Business Acquired

As a result of the acquisition of NFN in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the estimated fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the NFN acquisition. The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants. The expected future cash flows used in determining such value were based on actuarially determined projections by major lines of business of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. These projections considered all known or expected factors at the valuation date based on the judgment of management. The actual experience on purchased business, to some extent, has and may continue to vary from projections due to differences in renewal premiums, investment spreads, investment gains and losses, mortality and morbidity costs, or other factors.

Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates (initially ranging from 13 to 30 years) in relation to estimated gross profits, gross margins or premiums, as appropriate. If estimated gross profits, gross margins or premiums differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate. The VOBA asset related to investment products and universal life insurance products is adjusted annually for the impact of net unrealized gains and losses on securities available-for-sale had such gains and losses been realized and allocated to the product lines, as described in Note 2(c). The recoverability of VOBA is evaluated annually. If the evaluation indicates that the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, is insufficient to recover VOBA, the difference, if any, is charged to expense as accelerated amortization of VOBA.

For those products amortized in relation to estimated gross profits, the most significant assumptions involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 7%. If actual net separate account performance varies from the 7% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. The assumed net separate account return assumptions used in the VOBA models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of VOBA reported for all products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in VOBA amortization expense (VOBA unlocking), which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of VOBA amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of VOBA amortization.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The use of discount rates was necessary to establish fair values of VOBA acquired in the NFN transaction. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. In addition, consideration was given to the perceived risk of the assets acquired, which includes the expected growth and competitive profile of the life insurance market and the nature of the assumptions used in the valuation process. An after-tax discount rate of 11.0% was used to value VOBA, while after-tax discount rates ranging from 11.0% to 12.5% were used to value the other intangible assets acquired in the NFN transaction, as well as for net realized gains and losses, net of taxes, allocated to the closed block.

(i) Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually in the third quarter. Goodwill of a reporting unit also is tested for impairment on an interim basis in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows, revenues and earnings; and the selection of comparable companies used to develop market-based assumptions. The Company performed its annual impairment test as of June 30, 2009.

(j) Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (Provident) prior to its acquisition, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department (PID). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, net investment income, and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.

(k) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values. The Company also uses market quotations to determine the underlying fair value of mutual funds when available. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income (loss) except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(l) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(m) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2009 (5% in 2008 and 6% in 2007), 51% of the number of life insurance policies in force in 2009 (54% in 2008 and 56% in 2007) and 12% of life insurance statutory premiums in 2009 (12% in 2008 and 12% in 2007). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(n) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income (loss).

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(o) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

(p) NLICA Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity. In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity. The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities are under common control. NLICA and subsidiaries are reflected in the Company’s current and prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented. This presentation is consistent for both GAAP and Statutory reporting. Since NLICA and NLACA are wholly-owned subsidiaries, there is no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for all years presented to reflect the NLICA merger.

The following tables summarize the impact of the items described above for the years ended December 31 (in millions):

2009

Total revenues	$375.5
Total benefits and expenses	357.3
Federal income tax benefit	(4.9)
Net income	$23.1

2008

Total revenues	$411.0
Total benefits and expenses	395.7
Federal income tax expense	0.5
Net income	$14.8

2007
Total revenues	$510.0
Total benefits and expenses	412.7
Federal income tax expense	(18.8)
Net income	$78.5
(q) Change in Accounting Principle

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities (FASB Staff Position (FSP), FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments). The Company adopted this guidance as of January 1, 2009. The adoption of this guidance resulted in a cumulative-effect adjustment of $249.7 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle, which lowered net income by $1.9 million in 2007.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(3)	Recently Issued Accounting Standards
In January 2010, the FASB issued Accounting Standards Update (ASU) 2010-02, which amends FASB ASC 810, Consolidation. This guidance clarifies the scope of the decrease in the ownership provisions and applies to a subsidiary or group of assets that is a business or nonprofit activity, a subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture, and an exchange of a group of assets that constitutes a business or nonprofit activity for a noncontrolling interest in an entity. This guidance would not be applied to sales of in-substance real estate. If a decrease in ownership occurs in a subsidiary that is not a business or nonprofit activity, an entity first needs to consider whether the substance of the transaction causing the decrease in ownership is addressed in other GAAP, such as transfers of financial assets, revenue recognition, exchanges of nonmonetary assets, or sales of in substance real estate, and apply that guidance as applicable. If no other guidance exists, an entity should apply the guidance in FASB ASC 810-10. This guidance also expands the disclosures about the deconsolidation of a subsidiary or derecognition of a group of assets within the scope of FASB ASC 810-10. In addition to existing disclosures, this guidance requires for such a deconsolidation or derecognition additional disclosures regarding valuation techniques, the nature of continuing involvement with the subsidiary or entity acquiring the group of assets, and whether the transaction was with a related party or whether the former subsidiary or entity acquiring the group of assets will be a related party. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. The guidance will be applied to prospective transactions, as is required.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company will adopt this guidance for the fiscal period beginning January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis but does not have a readily determinable fair value and has attributes of a investment company. For these investments, this update allows, as a practical expedient, the use of NAV as the basis to estimate fair value as long as it is not probable, as of the measurement date, that the investment will be sold and NAV is not the value that will be used in the sale. The NAV must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provides updated disclosures for investments within its scope and notes that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See the required disclosures and updated fair value hierarchy disclosed within Note 4.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In August 2009 the FASB issued ASU 2009-05, which amends FASB ASC 820-10, Fair Value Measurements and Disclosures. This guidance clarifies how the fair value of a liability should be determined. It reiterates that fair value is the price that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date. It notes that the liability should reflect the company’s nonperformance risk and should not reflect restrictions on the transfer of the liability. To determine the exit price, the guidance permits companies to look to the identical liability traded as an asset, similar liabilities traded as assets, or another valuation technique to measure the price the company would pay to transfer the liability. The Company adopted this guidance effective the reporting period ending December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the company.

In June 2009, the FASB issued guidance under FASB ASC 105, Generally Accepted Accounting Principles (Statement of Financial Accounting Standard (SFAS) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162 (SFAS 168)). This guidance establishes the FASB ASC as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. SFAS 168 and the ASC are effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the ASC have become non-authoritative. Following SFAS 168, the FASB will no longer issue new standards in the form of Statements, FSPs, or EITF Abstracts. Instead, the FASB will issue Accounting Standards Updates, which will serve only to update the ASC, provide background information about the guidance, and provide the bases for conclusions on the change(s) in the ASC. The Company adopted SFAS 168 effective September 30, 2009. The adoption of this guidance did not have an impact on the Company’s consolidated financial statements but will alter the references to accounting literature within the consolidated financial statements.

In June 2009, the FASB issued guidance under FASB ASC 810 Consolidation (SFAS No. 167, Amendments to FASB Interpretation No. 46(R)). In February 2010, this guidance was amended by ASU 2010-10, which defers the application of SFAS No. 167 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund. An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the SFAS No. 167 amendments. ASU 2010-10 also clarifies other aspects of the SFAS No. 167 amendments. FASB ASC 810, Consolidation changes the consolidation guidance applicable to a variable interest entity (VIE). It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis. The qualitative analysis will include consideration of who has the power to direct the activities of the entity that most significantly impacts the entity’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. This guidance also requires continuous reassessment of whether an enterprise is the primary beneficiary of a VIE. Before this guidance, FASB Interpretation No. 46(R) required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred. This guidance also requires enhanced disclosures about an entity’s involvement with a VIE. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company is in the process of determining the impact of adopting this guidance.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing (SFAS No. 166, Accounting for Transfers of Financial Assets – an amendment of FASB Statement No. 140). This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting. Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value. Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance. This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale. This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company adopted this guidance effective January 1, 2010. The guidance will be applied to prospective transactions, as is required.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In May 2009, the FASB issued guidance under FASB ASC 855, Subsequent Events (SFAS No. 165, Subsequent Events). This guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. In particular, this guidance sets forth the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and the disclosures an entity should make about events or transactions that occurred after the balance sheet date. This guidance is effective for fiscal years and interim periods ending after June 15, 2009. The Company adopted this guidance effective June 30, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See Note 2 (b) for the required disclosure.

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities FSP FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments). This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI. The Company adopted this guidance as of January 1, 2009. The adoption of this guidance resulted in a cumulative-effect adjustment of $249.7 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

In April 2009, the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures (FSP FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly). This guidance provides guidelines for making fair value measurements more consistent with the principles presented in the previous standard SFAS No. 157, Fair Value Measurements. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. The Company elected to early adopt this guidance as of January 1, 2009.

In December 2008, the FASB issued guidance under FASB ASC 715, Compensation – Retirement Benefits (FSP FAS 132R-1). This guidance amends previous SFAS No. 132 (revised 2003), Employers’ Disclosures about Pensions and Other Postretirement Benefit, to provide guidance on an employer’s disclosures about plan assets of a defined benefit pension or other postretirement plan. The portion of this guidance related to the disclosures about plan assets is effective for fiscal years ending after December 15, 2009. This guidance will have no impact on the Company’s disclosures.

In November 2008, the FASB issued guidance under FASB ASC 350-30, Intangibles – Goodwill and Other, General Intangibles Other than Goodwill (EITF 08-7, Accounting for Defensive Intangible Assets). This guidance requires defensive intangible assets acquired in a business combination or asset acquisition to be accounted for as a separate unit of accounting. In doing so, the asset should not be included as part of the cost of an entity’s existing intangible asset(s) because the defensive intangible asset is separately identifiable. This guidance is effective for intangible assets acquired on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively for intangible assets acquired on or after January 1, 2009.

In November 2008, the FASB issued guidance under FASB ASC 323-10, Investments – Equity Method and Joint Ventures (EITF 08-6, Equity Method Investment Accounting Considerations). This guidance clarifies how to account for certain transactions and impairment considerations involving equity method investments. Specifically, this guidance notes: 1) an entity shall measure its equity method investment initially at cost; 2) an equity method investor is required to recognize other-than-temporary impairments of an equity method investment in accordance with paragraph 35-32A and an equity method investor shall not separately test an investee’s underlying indefinite-lived intangible asset(s) for impairment; and 3) an equity method investor shall account for a share issuance by an investee as if the investor had sold a proportionate share of its investment and any gain or loss to the investor resulting from an investee’s share issuance shall be recognized in earnings. This guidance is effective on a prospective basis in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. The Company adopted this guidance prospectively beginning January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In April 2008, the FASB issued guidance under FASB ASC 350-30, General Intangibles other than Goodwill (FSP FAS 142-3, Determination of the Useful Life of Intangible Assets). This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under previous SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). This guidance is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2008. The amended factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS 142 are to be applied prospectively to intangible assets acquired after the effective date. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively to intangible assets acquired after January 1, 2009.

In March 2008, the FASB issued guidance under FASB ASC 815, Derivatives and Hedging (SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133). This guidance amends and expands the disclosure requirements of previous SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), with the intent to provide users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. This guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about derivative instrument fair values and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements. This guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company adopted this guidance effective January 1, 2009. See Note 5 for required disclosures.

In February 2008, the FASB issued guidance under FASB ASC 820, Fair Value Measurements and Disclosures (FSP FAS 157-2, Effective Date of FASB Statement No. 157). This guidance delayed the effective date of SFAS 157 for nonfinancial assets and liabilities until fiscal years and interim periods beginning after November 15, 2008. FASB ASC 820 applies to nonfinancial assets and liabilities, except for items recognized or disclosed at fair value in the Company’s financial statements on a recurring basis (at least annually), and is effective upon issuance. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In December 2007, the FASB issued guidance under FASB ASC 805, Business Combination, (SFAS No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaced SFAS No. 141, Business Combinations). The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, this guidance establishes principles and requirements for how the acquirer recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. This guidance applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in the previous standard that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. This guidance defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date the acquirer achieves control. This guidance is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company adopted this guidance effective January 1, 2009. The Company applied this guidance prospectively to business combination on or after January 1, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In April 2009, the FASB issued guidance under FASB ASC 805-20, Business Combinations – Identifiable Assets and Liabilities, and Any Noncontrolling Interest (FSP FAS 141R-1, Accounting for Assets Acquired and Liabilities Assumed in a Business Combination That Arise from Contingencies). This guidance amends previous business combination guidance related to contingencies. First, this guidance requires the acquirer to recognize the contingency at fair value, at the acquisition date, if the acquisition-date fair value of that asset or liability can be determined during the measurement period. Second, if the first criteria is not applicable as the fair value of the asset or liability cannot be determined during the measurement period, then the contingency shall be recognized if both (a) information available before the end of the measurement period indicates it is probable an asset existed or a liability had been incurred at the acquisition date and (b) the amount of the asset or liability can be reasonably estimated. If neither of these acquisition date recognition criterion apply, the acquirer shall not recognize an asset or liability as of the acquisition date. In periods after the acquisition date, the acquirer shall account for an asset or a liability arising from a contingency that does not meet the recognition criteria at the acquisition date in accordance with other applicable GAAP, including FASB ASC 450, Contingencies, as appropriate. The Company will apply this guidance prospectively to any business combination on or after January 1, 2009.

In December 2007, the FASB issued guidance under FASB ASC 810, Consolidation (SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51). The objective of this guidance is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. This guidance also amends certain consolidation procedures prescribed by previous Accounting Research Bulletin No. 51, Consolidated Financial Statements. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. The Company adopted this guidance effective January 1, 2009. The required presentation of noncontrolling interests is reflected in the consolidated financial statements. As a result of adoption, the Company reclassified $416.0 million from other liabilities to equity as of December 31, 2008, representing the noncontrolling interest of low-income-housing tax credit funds (LIHTC Funds). See Note 20 for further discussion on the LIHTC Funds. The accounting requirements of this guidance will be applied to any transactions involving noncontrolling interests on or after January 1, 2009.

In September 2005, the FASB issued guidance under FASB ASC 944-30, Financial Services – Insurance – Acquisition Costs, (Statement of Position No. 05-1). This guidance provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FASB ASC 944, Financial Services – Insurance. This guidance defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. This guidance was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of this guidance to previously issued financial statements was not permitted. Initial application was required as of the beginning of an entity’s fiscal year. The Company adopted this guidance effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(4)	Fair Value Measurements
Fair Value Option

Effective January 1, 2008, the Company elected fair value treatment for commercial mortgage loans held for sale. Accordingly, the Company now records in earnings all market fluctuations associated with this portfolio. The Company previously recorded such loans at the lower of cost or market value. Balances for these loans are measured at fair value prospectively with unrealized gains and losses included as a component of net realized investment gains and losses. The Company will assess the fair value option election for newly acquired financial assets or liabilities on a prospective basis. The fair value election is an irreversible election.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

For certain residential mortgage-backed securities backed by Prime, sub-prime and Alt-A collateral, which are included in Level 3 financial assets, the Company utilizes internal pricing models to assist in determining the estimated fair values. As of December 31, 2008, these investments were priced solely with the assistance of independent pricing services. As a result of continued low levels of activity in these markets during 2009, management believes that prices are no longer representative of the investments’ fair value, which is the price that would be received upon the sale of the investment in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date. The Company believes that a weighting of internal pricing models and independent pricing services represents a better estimate of the investments’ fair value and complies with FASB ASC 820, Fair Value Measurements and Disclosures.

Therefore, management determined that the use of multiple valuation techniques, considering both an income approach that maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs and a market approach that observes quotes provided by independent pricing services produces a result more representative of an investment’s fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The income approach incorporates cash flows for each investment adjusted for expected losses in different interest rate and housing scenarios. The adjusted cash flows are then discounted using a risk premium that market participants would demand because of the risk in the cash flows. The risk premium is reflective of an orderly transaction between market participants at the measurement date under current market conditions and includes items such as liquidity and structure risk. The income approach also includes a weighting of external third party values. As sufficient information is often not available to conclude whether such prices are based on orderly transactions, this weighting methodology is designed to incorporate external prices into the Company’s internal valuation process.

In addition to weighting external prices in developing the internal values, the Company further calibrates those values to market indications through obtaining pricing from two independent pricing services (the market approach). The Company calibrates the prices obtained from the independent pricing services and the price developed internally by utilizing the median value to determine the estimated fair value.

In addition, certain of the Company’s investments in corporate debt securities, mortgage-backed securities and other asset-backed securities were valued with the assistance of independent pricing services and non-binding broker quotes. The Company’s policy is to use the pricing obtained from our primary independent pricing service even in cases where a price is obtained from both an independent pricing service and a broker. In the event that pricing information is not available from an independent pricing service, non-binding broker quotes are used to assist in the valuation of the investments. In many cases, only one broker quote is available. The Company’s policy is generally not to adjust the values obtained from brokers.

Broker quotes are considered unobservable inputs as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For investments valued with the assistance of independent pricing services, the Company obtained the pricing services’ methodologies and classified these investments accordingly in the fair value hierarchy. The Company periodically reviews and tests the pricing and related methodologies obtained from these independent pricing services against secondary sources to ensure that management can validate the investment’s fair value and related categorization. If large variances are observed between the price obtained from the independent pricing services and secondary sources, the Company analyzes the causes driving the variance and resolves any differences.

As of December 31, 2009, 68% of the prices of fixed maturity securities were valued with the assistance of independent pricing services, 13% were valued with the assistance of the Company’s internal pricing processes, 11% were valued with the assistance of the Company’s pricing matrices, 6% were valued with the assistance of broker quotes and 2% were valued from other sources compared to 78%, 4%, 12%, 5% and 1%, respectively, as of December 31, 2008.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

The Company uses NAV to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values included in separate account assets.

All but one of these mutual funds are included in Level 2 and had fair values totaling $44.00 billion as of December 31, 2009. See the following paragraph for discussion of the mutual fund considered Level 3. These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at NAV daily. These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, NAV has been used to estimate the fair value of this investment as a practical expedient. This fund has no unfunded commitments or other restrictions. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The Company’s portion of the net asset value of this fund reported in separate account assets was $975.9 million as of December 31, 2009 and is included in Level 3.

Since separate account assets include mutual fund investments not directed by the Company, the contractholders have the ability to select and change investment categories, which may result in the underlying mutual funds being purchased and sold in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$747.9	$4.4	$1.6	$753.9
Obligations of states and political subdivisions	—	548.9	—	548.9
Debt securities issued by foreign governments	—	75.1	—	75.1
Corporate securities	1.8	14,557.0	1,402.2	15,961.0
Residential mortgage-backed securities	229.3	3,245.9	2,033.7	5,508.9
Commercial mortgage-backed securities	—	678.8	405.3	1,084.1
Collateralized debt obligations	—	131.5	240.5	372.0
Other asset-backed securities	—	278.6	167.2	445.8

Total fixed maturity securities	979.0	19,520.2	4,250.5	24,749.7
Equity securities	12.6	32.4	7.6	52.6

Total securities available-for-sale	991.6	19,552.6	4,258.1	24,802.3
Mortgage loans held for sale1	—	—	47.9	47.9
Short-term investments	56.1	947.3	—	1,003.4

Total investments	1,047.7	20,499.9	4,306.0	25,853.6

Cash and cash equivalents	49.1	—	—	49.1
Derivative assets2	—	497.5	331.2	828.7
Separate account assets3,5	11,607.8	44,610.9	1,627.5	57,846.2

Total assets	$12,704.6	$65,608.3	$6,264.7	$84,577.6

Liabilities
Future policy benefits and claims4	$—	$—	$(310.9)	$(310.9)
Derivative liabilities2	(10.3)	(404.0)	(1.5)	(415.8)

Total liabilities	$(10.3)	$(404.0)	$(312.4)	$(726.7)

1	Elected to be carried at fair value.

2	Comprised of interest rate swaps, cross-currency swaps, credit default swaps, other non-hedging derivative instruments, equity option contracts and interest rate futures contracts.

3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.

4
Related to embedded derivatives associated with living benefit contracts. The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) of $45.0 million that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The fair value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$609.2	$4.3	$1.9	$615.4
Obligations of states and political subdivisions	—	224.7	—	224.7
Debt securities issued by foreign governments	—	55.5	—	55.5
Corporate securities	2.0	11,263.8	1,327.3	12,593.1
Residential mortgage-backed securities	600.7	2,398.1	3,035.9	6,034.7
Commercial mortgage-backed securities	—	700.0	263.4	963.4
Collateralized debt obligations	—	73.0	250.4	323.4
Other asset-backed securities	—	465.5	111.8	577.3

Total fixed maturity securities	1,211.9	15,184.9	4,990.7	21,387.5
Equity securities	1.4	34.8	17.9	54.1

Total securities available-for-sale	1,213.3	15,219.7	5,008.6	21,441.6
Mortgage loans held for sale1	—	—	124.5	124.5
Short-term investments	158.7	2,754.3	—	2,913.0

Total investments	1,372.0	17,974.0	5,133.1	24,479.1
Cash and cash equivalents	42.0	—	—	42.0
Derivative assets2	—	708.5	597.6	1,306.1
Separate account assets3,5	9,975.7	36,723.5	2,141.8	48,841.0

Total assets	$11,389.7	$55,406.0	$7,872.5	$74,668.2

Liabilities
Future policy benefits and claims4	$—	$—	$(1,739.7)	$(1,739.7)
Derivative liabilities2	(6.0)	(385.9)	(4.2)	(396.1)

Total liabilities	$(6.0)	$(385.9)	$(1,743.9)	$(2,135.8)

1	Elected to be carried at fair value.

2	Comprised of interest rate swaps, cross-currency swaps, credit default swaps, other non-hedging derivative instruments, equity option contracts and interest rate futures contracts.

3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.

4
Related to embedded derivatives associated with living benefit contracts. The Company’s GMABs, GLWBs and hybrid GMABs/GMWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed EIAs of $41.7 million that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The fair value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2009:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2008	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2009
Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$1.9	$—	$(0.2)	$(0.1)	$—	$—	$1.6	$—
Corporate securities	1,327.3	(80.3)	260.3	(400.8)	487.1	(191.4)	1,402.2	$—
Residential mortgage-backed securities	3,035.9	(111.0)	388.7	(431.2)	0.9	(849.6)	2,033.7	—
Commercial mortgage-backed securities	263.4	(20.3)	139.1	(7.1)	94.1	(63.9)	405.3	—
Collateralized debt obligations	250.4	(53.0)	77.1	(18.2)	—	(15.8)	240.5	—
Other asset-backed securities	111.8	(16.5)	43.5	(12.0)	48.6	(8.2)	167.2	—

Total fixed maturity securities	4,990.7	(281.1)	908.5	(869.4)	630.7	(1,128.9)	4,250.5	—
Equity securities	17.9	1.4	0.7	3.9	—	(16.3)	7.6	—

Total securities available-for-sale	5,008.6	(279.7)	909.2	(865.5)	630.7	(1,145.2)	4,258.1	—
Mortgage loans held for sale	124.5	(7.6)	—	(69.0)	—	—	47.9	(2.8)

Total investments	5,133.1	(287.3)	909.2	(934.5)	630.7	(1,145.2)	4,306.0	(2.8)
Derivative assets	597.6	(311.5)	(12.0)	57.1	—	—	331.2	(309.5)
Separate account assets4,6	2,141.8	(646.7)	—	400.0	14.7	(282.3)	1,627.5	217.7

Total assets	$7,872.5	$(1,245.5)	$897.2	$(477.4)	$645.4	$(1,427.5)	$6,264.7	$(94.6)

Liabilities
Future policy benefits and claims5	$(1,739.7)	$1,437.7	$—	$(8.9)	$—	$—	$(310.9)	$1,437.7
Derivative liabilities	(4.2)	2.7	—	—	—	—	(1.5)	2.7

Total liabilities	$(1,743.9)	$1,440.4	$—	$(8.9)	$—	$—	$(312.4)	$1,440.4

1
Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments. The net unrealized loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in market value of certain instruments.

3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other ABSs, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 6 for a discussion of NAIC designations. Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders. This balance also includes embedded derivatives associated with EIAs. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.
The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2008:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2007	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2008
Assets
Investments:
Securities available-for-sale3:
U.S Treasury securities and obligations of U.S. government corporations and agencies	$1.6	$—	$0.4	$(0.1)	$—	$—	$1.9	$—
Fixed maturity securities Corporate securities	1,515.7	(189.4)	(250.3)	(384.1)	901.2	(265.8)	1,327.3	—
Residential mortgage-backed securities	193.3	(402.8)	(711.6)	(290.5)	4,290.4	(42.9)	3,035.9	—
Commercial mortgage-backed securities	87.6	(12.8)	(306.7)	187.1	371.6	(63.4)	263.4	—
Collateralized debt obligations	532.6	(281.1)	(97.4)	23.4	78.0	(5.1)	250.4	—
Other asset-backed securities	122.3	(13.4)	(39.9)	(37.2)	127.8	(47.8)	111.8	—

Total fixed maturity securities	2,453.1	(899.5)	(1,405.5)	(501.4)	5,769.0	(425.0)	4,990.7	—
Equity securities	1.4	(54.9)	(9.4)	40.3	40.5	—	17.9	—

Total securities available-for-sale	2,454.5	(954.4)	(1,414.9)	(461.1)	5,809.5	(425.0)	5,008.6	—
Mortgage loans held for sale	86.1	(49.3)	—	87.7	—	—	124.5	(49.3)
Short-term investments	382.7	(0.2)	—	(1.3)	—	(381.2)	—	—

Total investments	2,923.3	(1,003.9)	(1,414.9)	(374.7)	5,809.5	(806.2)	5,133.1	(49.3)
Derivative assets	166.6	405.4	4.4	21.2	—	—	$597.6	394.0
Separate account assets4,6	2,258.6	305.9	—	511.4	23.9	(958.0)	$2,141.8	329.7

Total assets	$5,348.5	$(292.6)	$(1,410.5)	$157.9	$5,833.4	$(1,764.2)	$7,872.5	$674.4

Liabilities
Future policy benefits and claims5	$(128.9)	$(1,602.1)	$—	$(8.7)	$—	$—	$(1,739.7)	$(1,602.1)
Derivative liabilities	(16.3)	3.9	—	8.2	—	—	$(4.2)	12.0

Total liabilities	$(145.2)	$(1,598.2)	$—	$(0.5)	$—	$—	$(1,743.9)	$(1,590.1)

1
Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments. The net unrealized loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in market value of certain instruments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other ABSs, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the NAIC (see Note 6 for a discussion of NAIC designations). Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders. This balance also includes embedded derivatives associated with EIAs. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.
Transfers

The Company reviews its fair value hierarchy classifications quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. Reclassifications in/out of Level 3 are reported as transfers at the beginning of the period in which the change occurs. During 2008, the Company’s investments in residential mortgage-backed securities backed by prime collateral were classified as Level 3 financial assets because of their inactive markets and resulting illiquidity. As of December 31, 2009, these securities are no longer considered inactive due to increased trading volume and market activity and as a result were transferred out of Level 3. In addition, the Company was able to gain additional observable valuation inputs in the pricing of certain corporate securities, residential mortgage-backed securities and commercial mortgage-backed securities, which led to transferring these securities out of Level 3.

Additionally, certain corporate securities and commercial mortgage-backed securities had significant changes in key valuation inputs, which led to transfers into Level 3, primarily related to ratings downgrades and changes in pricing sources.

Fair Value on a Nonrecurring Basis

In 2009, certain mortgage loans on real estate held for investment were measured at the estimated fair value of the collateral on a non-recurring basis in periods subsequent to initial recognition due to these loans having specific reserves applied to them during the period. The application of these specific reserves adjusts the amortized cost basis of the loan to the estimated fair value of the collateral. The estimated fair value of the collateral supporting these loans was $154.8 million when the specific reserves were recorded.

Financial Instruments Not Carried at Fair Value

In estimating fair value for its disclosures for financial instruments not carried at fair value (and not included in the fair value disclosures above), the Company used the following methods and assumptions:

Mortgage loans on real estate held for investment, net: The fair values of mortgage loans held for investment on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. As commercial mortgage loans held for sale are included in the above fair value disclosure, they are excluded from financial instruments not carried at fair value in the table below.

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt, payable to Nationwide Financial Services, Inc. (NFS): The fair values for long-term debt are based on estimated market prices.

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2009		2008
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$6,781.1	$5,946.3	$7,645.6	$6,845.6
Policy loans	1,050.4	1,050.4	1,095.6	1,095.6

Liabilities
Investment contracts	(18,723.8)	(18,315.5)	(20,093.2)	(19,621.5)
Short-term debt	(150.0)	(150.0)	(249.7)	(249.7)
Long-term debt, payable to NFS	(700.0)	(716.6)	(700.0)	(568.7)

(5)	Derivative Financial Instruments
Qualitative Disclosures

The Company recognizes all of its derivative instruments as either assets or liabilities at fair value. The accounting for changes in the fair value (e.g., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.

For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same line item associated with the forecasted transaction and in the same period or periods during which the hedged transaction impacts earnings (e.g., interest income on a floating rate asset). The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any (ineffectiveness), or components of fair value that are excluded from the assessment of effectiveness, are recognized in the consolidated statements of income (loss) during the period.

For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item are both recognized in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

For derivative instruments that are not designated as a hedging instrument, the gain or loss on the derivative instrument is recognized in net realized investment gains and losses.

The Company’s derivative activities primarily are with financial institutions and corporations. In order to minimize credit risk, the Company enters into master netting agreements, which reduce risk by permitting the closeout and netting of transactions with the same counterparty upon occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. Generally, the Company accepts collateral in the form of cash, U.S. Treasury securities and other marketable securities.

As of December 31, 2009 and 2008, the Company had received $532.4 million and $1.02 billion, respectively, of cash for derivative collateral, which is in turn invested in short-term investments. The Company also held $32.3 million and $35.4 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2009 and 2008, respectively. As of December 31, 2009 and 2008, the Company had pledged fixed maturity securities with a fair value of $55.6 million and $24.5 million, respectively, as collateral to various derivative counterparties. There are no contingent features associated with the Company’s derivative instruments which would require additional collateral to be pledged to counterparties.

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect that the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2009, the impact of the exposure to credit risk on both the fair value measurement of derivative assets and liabilities and the effectiveness of the Company’s hedging relationships was immaterial.

The Company is exposed to certain other risks relating to its ongoing business operations. The primary risks managed by using derivative instruments are interest rate risk, foreign currency exchange risk, equity risk and credit risk.

Derivatives Qualifying for Hedge Accounting – Interest Rate Risk Management

The Company periodically purchases variable rate investments (e.g., commercial mortgage loans and corporate bonds). As a result, the Company is exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the investments are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap is intended to match the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will offset the fixed rate paid on the liability. These interest rate swaps are designated as hedging instruments in cash flow hedging relationships.

The Company periodically participates in a medium-term note (MTN) program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust. The proceeds from these funding agreements are generally used to purchase fixed rate assets (generally available-for-sale corporate bonds, available-for-sale private placement bonds or held for investment commercial mortgage loans). In a rising interest rate environment, the Company is exposed to narrowing margins as interest expense will increase while interest income remains constant. To manage this risk, the Company has entered into pay fixed/receive variable interest rate swaps. The interest rate swap agreement utilized by the Company effectively modifies its exposure to interest rate risk by converting the Company’s floating rate funding agreements associated with the MTN program to a fixed rate, thus reducing the impact of interest rate changes on future interest expense. These interest rate swaps are designated as hedging instruments in cash flow hedging relationships.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Derivatives Qualifying for Hedge Accounting – Foreign Currency Risk Management

The Company purchases foreign-denominated fixed rate assets and the associated investment income is exposed to changes in the exchange rates of the foreign currencies. To manage this risk, the Company has entered into pay fixed foreign currency/receive fixed U.S. dollar cross-currency swaps. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument will offset the changes in the functional-currency equivalent cash flows of the asset. These cross-currency swaps are designated as hedging instruments in cash flow hedging relationships.

The Company also purchases foreign-denominated fixed rate assets, funded with proceeds from funding agreements under a variable rate MTNs. The value of these investments is exposed to both changes in the exchange rates of the foreign currencies and changes in interest rates. To manage this risk, the Company has entered into pay fixed foreign currency/receive variable U.S. cross-currency interest rate swaps. As foreign exchange rates and interest rates change, the increase or decrease in the value of the derivative instrument will offset the changes in the asset’s value (relative to foreign currency and interest rate changes). These cross-currency interest rate swaps are designated as hedging instruments in fair value hedging relationships.

In addition, the Company periodically participates in a fixed rate foreign denominated MTN program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust, and the value of these liabilities is exposed to both changes in the exchange rates of the foreign currencies and changes in interest rates. To manage this risk, the Company has entered into receive fixed foreign currency/pay variable U.S. cross-currency interest rate swaps. As foreign exchange rates and interest rates change, the increase or decrease in the value of the derivative instrument will offset the changes in the liability’s value (relative to foreign currency and interest rate changes). These cross-currency interest rate swaps are designated as hedging instruments in fair value hedging relationships.

Derivatives Not Qualifying for Hedge Accounting – Interest Rate Risk Management

The Company enters into commercial mortgage loan commitments that are held for sale, which exposes the Company to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. If interest rates rise or fall, the gains or losses on short U.S. Treasury futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company may use pay fixed, receive variable interest rate swaps to hedge the value of a portfolio of fixed-rate assets, relative to changes in interest rates. The interest rate swaps mitigate the risk of a loss of value due to increasing interest rates, with the fluctuations in the fair values of the derivatives offsetting changes in the fair values of the portfolios resulting from changes in interest rates.

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits, and options are utilized to economically hedge a portion of these products. See Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management below for further explanation. As interest rates are a component of the option’s value, the effectiveness of economically hedging the annuity products may be adversely affected by changes in interest rates. The Company enters into interest rate swaps to mitigate this risk. The fluctuation in the fair values of the derivatives offsets the changes in the fair values of the options resulting from changes in interest rates.

The Company periodically enters into basis swaps (receive one variable rate/pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

In addition, the Company may use pay fixed/receive variable interest rate swaps as hedges against the negative effects of adverse interest rate movements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Derivatives Not Qualifying for Hedge Accounting – Foreign Currency Risk Management

The Company periodically participates in a variable rate foreign denominated MTN program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust. As such, the cash flows related to these MTNs are exposed to changes in the exchange rates of the foreign currencies. Because the Company desires to retain the variable interest rate, it has entered into receive variable foreign currency/pay variable U.S. dollar cross-currency swaps. The basis swap converts the debt instrument to a U.S. dollar variable rate, thereby eliminating foreign exchange risk. While the receive-side terms of the basis swap will be consistent with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these basis swaps do not receive hedge accounting treatment. The Company also uses currency contracts, primarily futures, to hedge foreign currency denominated investments in certain alternative investments.

Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits. The contractholders may elect to invest in equity funds. Adverse changes in the equity markets expose the Company to losses if the changes result in contractholder’s account balances falling below the guaranteed minimum. To mitigate a portion of the risk associated with these liabilities, the Company enters into equity index futures and options. The changes in value of the futures and options will offset a portion of the changes in the annuity accounts relative to changes in the equity market.

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits, where the contractholder elects to invest in funds with a foreign equity index. Adverse changes in the foreign equity index expose the Company to losses if the change results in contractholder’s account balances falling below the guaranteed minimum. To mitigate this risk, the Company enters into total return swaps, where the Company pays the total return on the foreign index and receives one-month U.S. London Interbank Offered Rate (LIBOR). The changes in cash flows of the total return swap will offset a portion of the changes in the annuity accounts relative to changes in the foreign index.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

Derivatives Not Qualifying for Hedge Accounting – Credit Risk

The Company enters into two distinct types of credit derivative contracts (or credit default swaps) which allows the Company to either sell or buy credit protection on a specific creditor or credit index.

The Company sells credit default protection to counterparties on selected debt instruments with specific creditor or credit index exposure and combines the credit default swap with selected assets the Company owns to enhance spreads. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. When the Company sells these instruments, it receives periodic premium payments similar to the risk premium received on an equivalent maturity bond from the same creditor. In return, the Company agrees to provide for losses if a credit event occurs during the lifetime of the contract, by buying a pre-determined cash bond from the counterparty at face value. In such a contract, a credit event will be defined in the trade settlement documentation and may include, but is not limited to, creditor bankruptcy or restructuring. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company.

Quantitative Disclosure

The following table presents the fair value of derivative instruments, location of the related instruments in the consolidated balance sheets and the related notional amounts of the derivative instruments as of December 31, 2009:

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional	Balance sheet location	Fair value	Notional
Derivatives designated as hedging instruments:
Interest rate contracts	Other assets	$3.8	$86.4	Other liabilities	$69.0	$1,216.1
Cross-currency swaps	Other assets	33.8	93.1	Other liabilities	35.9	215.9

Total derivatives designated as hedging instruments		37.6	179.5		104.9	1,432.0
Derivatives not designated as hedging instruments:
Interest rate contracts	Other assets	410.0	7,456.7	Other liabilities	239.1	5,162.0
Cross-currency swaps	Other assets	48.6	210.8	Other liabilities	48.5	209.6
Credit default swaps	Other assets	0.5	28.5	Other liabilities	3.2	81.5
Total return swaps	Other assets	0.8	85.4	Other liabilities	8.3	555.8
Equity contracts	Other assets	331.2	2,504.6	Other liabilities	10.3	995.7
Embedded derivatives on guaranteed benefit annuity programs	N/A	—	—	Future policy benefits and claims	310.9	N/A
Other embedded derivatives	N/A	—	—	Other liabilities	1.5	N/A

Total derivatives not designated as hedging instruments		791.1	10,286.0		621.8	7,004.6

Total derivatives		$828.7	$10,465.5		$726.7	$8,436.6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in fair value hedges and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Location of gain (loss) recognized on derivatives	Amount of gain (loss) recognized on derivatives1,2
Derivatives in fair value hedging relationships:
Interest rate contracts	Net realized investment gains (losses)	$24.9
Cross-currency swaps	Net realized investment gains (losses)	(2.4)

Total		$22.5

Underlying fair value hedge relationships:
Interest rate contracts	Net realized investment gains (losses)	$(35.3)
Cross-currency swaps	Net realized investment gains (losses)	2.5

Total		$(32.8)

1         Excludes ($36.9) million of periodic settlements in interest rate contracts which are recorded in net investment income.

2        Includes $7.5 million of cash received in the termination of cash flow hedging instruments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following tables present the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Amount of gain (loss) recognized in OCI on derivatives
Derivatives in cash flow hedging relationships:
Interest rate contracts	$12.6
Cross-currency swaps	(4.4)
Currency contracts	(18.8)
Other embedded derivatives	(12.0)

Total	$(22.6)

(in millions)	Location of realized gain (loss) reclassified from AOCI into income1	Amount of realized gain (loss) reclassified from AOCI into income
Derivatives in cash flow hedging relationships:
Interest rate contracts	Interest credited to policyholder accounts	$(3.8)
Cross-currency swaps	Net realized investment gains (losses)	(10.9)
Currency contracts	Net realized investment gains (losses)	(3.8)
Other embedded derivatives	N/A	—

Total		$(18.5)

1	Effective portion.

(in millions)	Location of realized gain (loss) recognized in income on derivatives1	Amount of realized gain (loss) recognized in income on derivatives1,2,3
Derivatives in cash flow hedging relationships:
Interest rate contracts	Net realized investment gains (losses)	$0.1
Cross-currency swaps	Net realized investment gains (losses)	(1.3)
Currency contracts	Net realized investment gains (losses)	(2.8)
Other embedded derivatives	N/A	—

Total		$(4.0)

1	Ineffective portion and amounts excluded from the measurement of ineffectiveness.

2	Excludes 0.2 million of periodic settlements in interest rate contracts.

3	Includes $16.5 million of cash received in termination of cash flow hedging instrument.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table presents the gains (losses) for derivative instruments not designated and qualifying as hedging instruments and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Location of realized gain (loss) in income on derivatives	Amount of realized gain (loss) recognized in income on derivatives1
Derivatives not designated as hedging instruments:
Interest rate contracts	Net realized investment gains (losses)	$(197.2)
Cross-currency swaps	Net realized investment gains (losses)	3.3
Credit default swaps	Net realized investment gains (losses)	7.9
Equity total return swaps	Net realized investment gains (losses)	7.0
Equity contracts	Net realized investment gains (losses)	(738.7)
Embedded derivatives on guaranteed benefit annuity programs	Net realized investment gains (losses)	1,432.0
Other embedded derivatives	Net realized investment gains (losses)	2.6

Total		$516.9

1 Excludes net interest settlements and other revenue on embedded derivatives on guaranteed benefit annuity programs that are also recorded in net realized investment gains (losses).
In addition to the net realized investment gains (losses) listed in the previous tables, $(151.3) million of net interest settlements on all derivative instruments and $63.2 million of other revenue on embedded derivatives on guaranteed benefit annuity programs are also recorded in net realized investment gains (losses) for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Credit Derivatives

The Company had exposure to credit protection contracts for the years ended December 31, 2009, 2008, and 2007 and had experienced no credit event losses in 2009, credit event losses of $18.8 million in 2008 and no credit event losses in 2007 on such contracts. The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of the dates indicated, by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
(in millions)	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value
December 31, 2009:
Single sector exposure:
Consumer goods	$—	$—	$—	$—	$—	$—	$—	$—
Financial	35.0	(2.5)	9.0	0.2	—	—	44.0	(2.3)
Oil & gas pipelines	15.0	—	—	—	—	—	15.0	—
Services	—	—	—	—	10.0	0.2	10.0	0.2
Utilities	—	—	—	—	—	—	—	—

Total single sector exposure	50.0	(2.5)	9.0	0.2	10.0	0.2	69.0	(2.1)
Index exposure:
Corporate bonds	—	—	—	—	—	—	—	—

Total index exposure	—	—	—	—	—	—	—	—

Total	$50.0	$(2.5)	$9.0	$0.2	$10.0	$0.2	$69.0	$(2.1)

December 31, 2008:
Single sector exposure:
Consumer goods	$—	$—	$6.0	$(0.8)	$—	$—	$6.0	$(0.8)
Financial	—	—	35.0	(5.8)	13.0	(0.5)	48.0	(6.3)
Oil & gas pipelines	10.0	—	15.0	(0.8)	—	—	25.0	(0.8)
Services	—	—	—	—	35.0	(3.0)	35.0	(3.0)
Utilities	4.5	—	—	—	—	—	4.5	—

Total single sector exposure	14.5	—	56.0	(7.4)	48.0	(3.5)	118.5	(10.9)
Index exposure:
Corporate bonds	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total index exposure	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total	$14.5	$—	$56.0	$(7.4)	$158.9	$(3.8)	$229.4	$(11.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(6)	Investments
Fixed Maturity Securities and Equity Securities Available-for-Sale

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$136.7	$15.4	$1.0	$151.1
U. S. Government agencies	551.3	57.2	5.7	602.8
Obligations of states and political subdivisions	567.6	4.4	23.1	548.9
Debt securities issued by foreign governments	69.9	5.3	0.1	75.1
Corporate securities
Public	10,929.8	597.2	175.2	11,351.8
Private	4,499.5	193.1	83.4	4,609.2
Residential mortgage-backed securities	6,078.9	95.2	665.2	5,508.9
Commercial mortgage-backed securities	1,284.9	6.5	207.3	1,084.1
Collateralized debt obligations	531.1	11.8	170.9	372.0
Other asset-backed securities	453.4	20.4	28.0	445.8

Total fixed maturity securities	25,103.1	1,006.5	1,359.9	24,749.7
Equity securities	48.8	4.6	0.8	52.6

Total securities available-for-sale	$25,151.9	$1,011.1	$1,360.7	$24,802.3

December 31, 2008:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$79.1	$22.6	$—	$101.7
U. S. Government agencies	420.4	93.3	—	513.7
Obligations of states and political subdivisions	230.5	1.6	7.4	224.7
Debt securities issued by foreign governments	50.1	5.4	—	55.5
Corporate securities
Public	8,881.9	109.9	1,040.7	7,951.1
Private	4,997.8	45.2	401.0	4,642.0
Residential mortgage-backed securities	6,807.8	90.5	863.6	6,034.7
Commercial mortgage-backed securities	1,418.1	0.6	455.3	963.4
Collateralized debt obligations	557.8	6.3	240.7	323.4
Other asset-backed securities	679.1	3.6	105.4	577.3

Total fixed maturity securities	24,122.6	379.0	3,114.1	21,387.5
Equity securities	62.2	0.7	8.8	54.1

Total securities available-for-sale	$24,184.8	$379.7	$3,122.9	$21,441.6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell debt securities in unrealized loss positions. The Company may realize investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Estimated fair value	Gross unrealized losses	Number of securities	Estimated fair value	Gross unrealized losses	Number of securities	Estimated fair value	Gross unrealized losses	Number of securities
December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$50.9	$1.0	2	$—	$—	—	$50.9	$1.0	2
U.S. Government agencies	154.6	5.7	8	—	—	—	154.6	5.7	8
Obligations of states and political subdivisions	318.2	11.5	35	79.1	11.6	13	397.3	23.1	48
Debt securities issued by foreign governments	1.6	0.1	2	—	—	—	1.6	0.1	2
Corporate securities
Public	1,197.9	32.0	160	1,117.5	143.2	201	2,315.4	175.2	361
Private	278.8	19.0	47	972.6	64.4	73	1,251.4	83.4	120
Residential mortgage-backed securities	936.7	104.2	117	2,375.1	561.0	341	3,311.8	665.2	458
Commercial mortgage-backed securities	42.7	5.2	11	699.3	202.1	101	742.0	207.3	112
Collateralized debt obligations	29.9	28.9	13	277.2	142.0	45	307.1	170.9	58
Other asset-backed securities	5.4	0.2	12	247.5	27.8	33	252.9	28.0	45

Total fixed maturity securities	3,016.7	207.8	407	5,768.3	1,152.1	807	8,785.0	1,359.9	1,214
Equity securities	16.7	0.1	13	2.4	0.7	75	19.1	0.8	88

Total	$3,033.4	$207.9	420	$5,770.7	$1,152.8	882	$8,804.1	$1,360.7	1,302

December 31, 2008:
Fixed maturity securities:
Obligations of states and political subdivisions	$94.9	$3.5	16	$29.3	$3.9	9	$124.2	$7.4	25
Corporate securities
Public	4,109.4	676.9	692	1,350.3	363.8	289	5,459.7	1,040.7	981
Private	2,259.4	282.1	231	996.5	118.9	105	3,255.9	401.0	336
Residential mortgage-backed securities	820.3	187.8	138	2,281.4	675.8	323	3,101.7	863.6	461
Commercial mortgage-backed securities	539.9	190.4	96	410.9	264.9	96	950.8	455.3	192
Collateralized debt obligations	151.0	100.8	24	122.6	139.9	36	273.6	240.7	60
Other asset-backed securities	325.5	41.7	38	228.7	63.7	26	554.2	105.4	64

Total fixed maturity securities	8,300.4	1,483.2	1,235	5,419.7	1,630.9	884	$13,720.1	$3,114.1	2,119
Equity securities	19.2	8.6	81	3.4	0.2	6	22.6	8.8	87

Total	$8,319.6	$1,491.8	1,316	$5,423.1	$1,631.1	890	$13,742.7	$3,122.9	2,206

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The weighted estimated fair value to amortized cost for non-investment grade fixed maturity securities that have an estimated fair value of less than 80% and have been in an unrealized loss position for more than one year was 65% and 64% as of December 31, 2009 and December 31, 2008, respectively.

The table below summarizes the amortized cost and estimated fair values of fixed maturity securities available-for-sale, by maturity, as of December 31, 2009. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,002.3	$1,024.5
Due after one year through five years	7,213.2	7,507.1
Due after five years through ten years	5,265.4	5,516.8
Due after ten years	3,273.9	3,290.5

Subtotal	16,754.8	17,338.9
Residential mortgage-backed securities	6,078.9	5,508.9
Commercial mortgage-backed securities	1,284.9	1,084.1
Collateralized debt obligations	531.1	372.0
Other asset-backed securities	453.4	445.8

Total	$25,103.1	$24,749.7

The NAIC assigns credit quality ratings (NAIC designations) to securities for the purpose of statutory reporting. These NAIC designations are generally based on the credit ratings assigned by nationally recognized statistical rating agencies organizations (NRSRO) unless a security is not rated by an NRSRO, in which case the NAIC rates it using an alternative approach. For 2009 statutory reporting, the NAIC modified its ratings approach for residential mortgage-backed securities, which are not backed by U.S. government agencies. Under the modified approach, the NAIC designation for this type of security is based on an insurer’s reported carrying value for the security relative to a NAIC-prescribed ratings matrix for the security, with a higher NAIC designation afforded securities with lower carrying values. In effect, this process rates the credit quality of a security based on an independent market view of the expected discounted future cash flows from the security versus its statutory carrying value. Under this process, NAIC designations for these residential mortgage-backed securities could be higher or lower than the related NRSRO ratings. NAIC designations range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 91% and 93% were in the two highest NAIC designations categories as of December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table shows the equivalent designation between the NAIC and NRSRO and summarizes the credit quality, as determined by NAIC designations, of the Company’s fixed maturity securities portfolio as of the dates indicated:

(in millions)		December 31, 2009		December 31, 2008
NAIC Desingations1,2	NRSRO equivalent designation	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
1	AAA/AA/A	$15,322.9	$15,195.7	$15,423.0	$13,960.4
2	BBB	7,139.5	7,275.0	6,610.4	5,802.2
3	BB	1,551.1	1,404.3	1,233.3	990.0
4	B	724.1	616.7	556.0	386.2
5	CCC and lower	253.5	187.6	190.5	148.2
6	In or near default	112.0	70.4	109.4	100.5

	Total	$25,103.1	$24,749.7	$24,122.6	$21,387.5

1
NAIC designations are assigned at least annually. Some ratings for securities shown have been assigned to securities not yet assigned an NAIC designation in a manner approximating equivalent NRSRO categories.

2	Class 1 and class 2 NAIC designations are generally considered to represent investment grade ratings and are considered as such by the Company in reporting its credit quality information.
Other-Than-Temporary Impairment Evaluations

When evaluating whether a residential mortgage-backed security, commercial mortgage-backed security, collateralized debt obligation and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency prepayment and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt position, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis. A similar analysis is performed to evaluate U.S. Treasury securities and obligations of U.S. Government corporations, U.S. Government agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

To the extent that the present value of the cash flows generated by a security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings. It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the security to recovery.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Under the current other-than temporary impairment model, which was amended by the FASB and adopted by the Company in the first quarter of 2009, debt securities that become other-than-temporarily impaired (where the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in a separate component of other comprehensive income, net of applicable taxes and other offsets. For securities that are other-than-temporarily impaired, a discussion of the estimate of the credit loss portion that is recognized in earnings is provided, as applicable in the respective section of this footnote.

Corporate Securities

Corporate securities include conventional bonds, private placement fixed maturity securities, syndicated corporate bank loans and hybrid securities with both debt and equity-like features. For these corporate securities, the following table summarizes, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$27.1	$104.1	$131.2	$13.1	$45.5	$58.6	$40.2	$149.6	$189.8
79.9% - 50.0%	8.5	45.6	54.1	2.3	12.4	14.7	10.8	58.0	68.8
Below 50.0%	—	—	—	—	—	—	—	—	—

Total	$35.6	$149.7	$185.3	$15.4	$57.9	$73.3	$51.0	$207.6	$258.6

December 31, 2008:
99.9% - 80.0%	$355.7	$116.8	$472.5	$31.0	$23.4	$54.4	$386.7	$140.2	$526.9
79.9% - 50.0%	327.5	121.9	449.4	118.4	126.0	244.4	445.9	247.9	693.8
Below 50.0%	79.3	41.5	120.8	47.1	53.1	100.2	126.4	94.6	221.0

Total	$762.5	$280.2	$1,042.7	$196.5	$202.5	$399.0	$959.0	$482.7	$1,441.7

Judgments regarding whether a corporate debt security is other-than-temporarily impaired include analyzing the issuer’s financial condition. An analysis of the issuer’s financial condition includes whether there has been a decline in the overall value of the issuer or its ability to service the specific security. The total enterprise value of the company issuing the security is determined through asset coverage, cash flow multiples, or other industry standards. Several factors assessed when determining the enterprise value include, but are not limited to, credit quality ratings, cash flow sustainability, liquidity, strength, industry, and market position. Sources of information include, but are not limited to, management projections, independent consultants, street research, peer analysis, and internal analysis.

If the company has concerns regarding the viability of the issuer or its ability to service the specific security after this analysis, a recovery value analysis is prepared to determine if the recovery value has declined below the amortized cost of the security. The recovery value is combined with the estimated timing to recovery, any other applicable cash flows that are expected and the security’s effective yield to arrive at the expected present value of cash flows. If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company held hybrid securities issued by institutions in the financial sector with both debt and equity-like features, classified as corporate fixed maturity securities, with estimated fair values of $608.9 million and $661.2 million, and gross unrealized losses of $101.3 million and $379.9 million, as of December 31, 2009 and 2008, respectively. Of these unrealized losses as of December 31, 2009, $98.8 million, or 98%, were in an unrealized loss position for more than one year, evaluated under the debt model, compared to $106.3 million, or 18%, as of December 31, 2008. The Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer and security.

The Company invests in private placement fixed maturity securities because of the generally higher nominal yield available compared to comparably rated public fixed maturity securities, more restrictive financial and business covenants available in private fixed maturity security loan agreements, and stronger prepayment protection. Although private placement fixed maturity securities are not registered with the SEC and generally are less liquid than public fixed maturity securities, restrictive financial and business covenants included in private placement fixed maturity security loan agreements generally are designed to compensate for the impact of increased liquidity risk. A significant portion of the private placement fixed maturity securities that the Company holds are participations in issues that are also owned by other investors. In addition, some of these securities are rated by NRSROs, and substantially all have been assigned a rating by the NAIC, as shown in a previous table in this footnote summarizing the credit quality of the Company’s fixed maturity securities portfolio.

Residential Mortgage-Backed Securities

Residential mortgage-backed securities are a type of fixed income security backed by residential mortgage loans, which have been are sold into a trust or special purpose entity, formed for the purpose of securitizing and tranching the cash flows of the mortgage loans. The following tables summarize the distribution by collateral classification of the Company’s residential mortgage-backed securities as of dates indicated:

	As of December 31, 2009			As of December 31, 2008
in millions	Amortized cost	Estimated fair value	% of estimated fair value total	Amortized cost	Estimated fair value	% of estimated fair value total
Government agency	$2,546.9	$2,620.9	48%	$2,928.5	$3,002.4	50%
Prime	1,120.3	959.7	17%	1,341.6	1,041.4	17%
Alt-A	1,830.6	1,451.7	26%	1,850.7	1,451.6	24%
Sub-prime	577.3	473.7	9%	675.8	528.7	9%
Other residential mortgage collateral	3.8	2.9	—	11.2	10.6	—

Total	$6,078.9	$5,508.9	100%	$6,807.8	$6,034.7	100%

The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically charges a slightly higher interest rate for such mortgages.

The Company considers sub-prime collateral to be mortgages that are first or second lien mortgage loans issued to sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered sub-prime. The Company considers prime collateral to be mortgages whose underwriting standards qualify the mortgage for regular conforming or jumbo loan programs. In addition, government agency collateral is considered to be mortgages securitized by government agencies both implicitly and explicitly backed by the full faith and credit of the U.S. Government.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

For residential mortgage-backed securities, the following table summarizes as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$29.0	$134.1	$163.1	$11.5	$41.5	$53.0	$40.5	$175.6	$216.1
79.9% - 50.0%	17.4	197.6	215.0	19.5	140.4	159.9	36.9	338.0	374.9
Below 50.0%	10.3	33.8	44.1	16.5	13.6	30.1	26.8	47.4	74.2

Total	$56.7	$365.5	$422.2	$47.5	$195.5	$243.0	$104.2	$561.0	$665.2

December 31, 2008:
99.9% - 80.0%	$47.7	$124.5	$172.2	$6.0	$10.3	$16.3	$53.7	$134.8	$188.5
79.9% - 50.0%	91.7	441.6	533.3	17.1	22.2	39.3	108.8	463.8	572.6
Below 50.0%	13.0	74.4	87.4	12.3	2.8	15.1	25.3	77.2	102.5

Total	$152.4	$640.5	$792.9	$35.4	$35.3	$70.7	$187.8	$675.8	$863.6

The Company evaluates its residential mortgage-backed securities for other-than-temporary impairment using multiple inputs. Loan level defaults are estimated using an option pricing approach in which the probability of borrower default increases as home equity declines. Other factors which influence the probability of default are debt-servicing, missed refinancing opportunities and geography. Loan level characteristics such as issuer, FICO score, payment terms, level of documentation, residency type, dwelling type and loan purpose are also utilized in the model along with historical performance, to estimate or measure the loan’s propensity to default. Additionally, the model takes into account loan age, seasonality, payment changes and exposure to refinancing as additional drivers of default. For transactions where loan level data is not available, the model uses a proxy based on the collateral characteristics. Loss severity in the model is a function of multiple factors, including but not limited to, the unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property valuation and loan-to-value ratio at origination. Prepayment speeds, both actual and estimated, are also considered. The cash flows generated by the collateral securing these securities are then determined based on these default, loss severity and prepayment assumptions. These collateral cash flows are then utilized, along with consideration for the issue’s position in the overall structure, to determine the cash flows associated with the residential mortgage-backed security held by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Commercial Mortgage-Backed Securities

The Company owns and manages commercial mortgage-backed securities, which are trust certificates or bonds offered to investors that are collateralized by a pool of commercial mortgage loans from which the principal and interest paid on those mortgages flows to investors. These investments in commercial mortgage-backed securities are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties. Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages. For commercial mortgage-backed securities, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$4.2	$54.0	$58.2	$—	$—	$—	$4.2	$54.0	$58.2
79.9% - 50.0%	—	85.2	85.2	—	—	—	—	85.2	85.2
Below 50.0%	1.0	62.9	63.9	—	—	—	1.0	62.9	63.9

Total	$5.2	$202.1	$207.3	$—	$—	$—	$5.2	$202.1	$207.3

December 31, 2008:
99.9% - 80.0%	$19.8	$36.7	$56.5	$—	$—	$—	$19.8	$36.7	$56.5
79.9% - 50.0%	129.6	40.9	170.5	—	—	—	129.6	40.9	170.5
Below 50.0%	41.0	187.3	228.3	—	—	—	41.0	187.3	228.3

Total	$190.4	$264.9	$455.3	$—	$—	$—	$190.4	$264.9	$455.3

Commercial mortgage-backed securities’ cash flows are generated by an industry standard fixed income analytics system designed for asset backed securities. In addition, a third party default model is generally utilized within this service to apply loan specific probability of default, refinance risk and loss severity ratios to generate estimated cash flows. Default and prepayment assumptions are deal specific and include, but are not limited to, delinquency, property type, loan size, debt service coverage ratio, loan to value ratios and loan age.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Collateralized Debt Obligations

Collateralized debt obligations are asset-backed securities whose value is derived from the credit quality of the underlying corporate obligations. For collateralized debt obligations, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade versus non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$0.4	$3.6	$4.0	$0.3	$15.8	$16.1	$0.7	$19.4	$20.1
79.9% - 50.0%	—	29.0	29.0	4.2	31.4	35.6	4.2	60.4	64.6
Below 50.0%	—	9.6	9.6	24.0	52.6	76.6	24.0	62.2	86.2

Total	$0.4	$42.2	$42.6	$28.5	$99.8	$128.3	$28.9	$142.0	$170.9

December 31, 2008:
99.9% - 80.0%	$7.0	$0.2	$7.2	$0.1	$0.6	$0.7	$7.1	$0.8	$7.9
79.9% - 50.0%	25.8	37.2	63.0	—	—	—	25.8	37.2	63.0
Below 50.0%	66.5	99.8	166.3	1.4	2.1	3.5	67.9	101.9	169.8

Total	$99.3	$137.2	$236.5	$1.5	$2.7	$4.2	$100.8	$139.9	$240.7

To generate the expected cash flows, agency NRSRO of the underlying corporate securities were used to develop default probabilities. Historical and forecasted loss severities were then applied to develop the expected losses within the security’s collateral pool. An independent data provider is then used to model each security’s structure and waterfall to determine cash flows at the security level. If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

Within the collateralized debt obligations security type are Pooled Trust Preferreds. Pooled Trust Preferreds are collateralized debt obligations where the collateral is regional bank and insurance company trust preferred securities. All banks in the pools were screened using data provided by U.S. Bank Rating service. The rating service score is a combination of the bank’s liquidity, asset quality, capital adequacy and profitability. The results of the analysis, as well as management’s evaluation of the results and broker research, are used to generate default rates which are modeled to create cash flows from the entire collateral pool underlying each pooled trust preferred security. An independent data provider is then used to model each security’s structure and payment waterfall to determine cash flows at the security level.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Unrealized Gains and Losses

The following table presents the components of net unrealized losses on securities available-for-sale, as of December 31:

(in millions)	2009	2008
Net unrealized losses, before adjustments and taxes	$(349.6)	$(2,743.2)
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(35.1)	(57.7)

Total net unrealized losses, before adjustments and taxes	(384.7)	(2,800.9)
Adjustment to deferred policy acquisition costs	31.0	615.9
Adjustment to value of business acquired	0.2	9.6
Adjustment to future policy benefits and claims	19.5	46.9
Adjustment to policyholder dividend obligation	(16.4)	74.9
Deferred federal income tax benefit	122.6	718.8

Net unrealized losses	$(227.8)	$(1,334.8)

The following table presents an analysis of the net change in net unrealized gains (losses) on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	20091	2008	2007
Fixed maturity securities	$2,381.7	$(2,682.2)	$(132.1)
Equity securities	11.9	(14.2)	(4.5)

Net increase (decrease)	$2,393.6	$(2,696.4)	$(136.6)

1
Includes the $384.2 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table summarizes the Company’s accumulated other comprehensive losses recognized on debt securities which have credit losses in earnings, based on the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities before federal income tax benefit, for the years ended December 31:

(in millions)	2009
Cumulative adoption of accounting principle as of January 1	$(384.2)
Net unrealized gains in the period	38.3

Total1	$(345.9)

1	Includes $417.5 million of other-than-temporary impairment losses recognized in other comprehensive income for the year ended December 31, 2009.
The Company’s practice is to disclose in the table above both the non-credit portion of the other-than-temporary impairment losses recognized in other comprehensive income and any subsequent changes in the fair value of those debt securities, which could result in a net unrealized gain.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Mortgage Loans on Real Estate, Securitization and Real Estate

As of December 31, 2009 and 2008, the carrying value, net of specific reserves, of commercial mortgage loans on real estate considered specifically reserved was $154.8 million and $39.9 million, respectively, for which a $36.4 million and $14.4 million specific reserve had been established, respectively. No specific reserve exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value.

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2009	2008	2007
Allowance, beginning of period	$42.4	$24.8	$36.0
Net change in allowance	35.0	17.6	(11.2)

Allowance, end of period	$77.4	$42.4	$24.8

The Company has securitized commercial mortgage loans on real estate to third parties. The Company, as the transferor, has continuing involvement in these loans which consists of receiving servicing fees on loans which the Company has transferred.

The Company did not participate in any securitization arrangements during the years ended December 31, 2009 and 2008. The Company received $0.6 million, during the years ended December 31, 2009 and 2008, in servicing fees related to financial assets where there is a continuing involvement from the securitization of commercial mortgage loans on real estate. During 2007, the Company received proceeds of $928.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized losses of $7.3 million on these loans, and received $0.7 million in servicing fees related to loans securitized in 2007 and before.

The Company provided a representations and warranties letter to the transferee for each securitization arrangement. If it is found that the Company has made a misrepresentation, it could be required to provide financial support to the transferee or its beneficial interest holders. For the years ended December 31, 2009, 2008 and 2007, the Company was not required to provide any financial or other support that it was not previously contractually required to provide to the transferee or its beneficial interest holders.

Real estate held for use was $1.8 million and $9.8 million as of December 31, 2009 and 2008, respectively. These assets are carried at cost less accumulated depreciation, which was $0.4 million and $2.1 million as of December 31, 2009 and 2008, respectively. The carrying value of real estate held for sale was $7.1 million and $6.8 million as of December 31, 2009 and 2008, respectively.

Securities Lending

The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral with the objective of increasing the yield on its investments. The cash collateral is invested in high-quality, short-term and long-term investments. The Company’s policy requires the maintenance of collateral of a minimum of 102% of the fair value of the securities loaned. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the loaned securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term. The Company recognizes loaned securities as part of its investments available-for-sale. The Company also recognizes the short-term and other long-term investments acquired with the cash collateral and its obligation to return such collateral to the borrower in short-term investments and fixed maturity securities and other liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

As of December 31, 2009 and December 31, 2008, the Company had received $41.4 million and $419.9 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2009 and December 31, 2008. As of December 31, 2009 and December 31, 2008, the Company had loaned securities with a fair value of $40.0 million and $407.1 million, respectively.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $19.2 million and $28.0 million were on deposit with various regulatory agencies as required by law as of December 31, 2009 and 2008, respectively,. These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2009	2008	2007
Securities available-for-sale:
Fixed maturity securities	$1,465.1	$1,477.3	$1,518.5
Equity securities	1.9	5.3	5.0
Mortgage loans on real estate	445.4	497.1	554.1
Short-term investments	6.4	16.8	31.2
Other	17.0	(75.1)	152.0

Gross investment income	1,935.8	1,921.4	2,260.8
Less investment expenses	56.7	56.7	68.6

Net investment income	$1,879.1	$1,864.7	$2,192.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains (losses) from continuing operations by source for the years ended December 31:

(in millions)	2009	2008	2007
Total net derivatives gains (losses)1,2	399.8	(330.3)	(55.9)
Total realized gains on sales	191.7	40.2	93.3
Total realized losses on sales	(112.8)	(40.7)	(85.2)
Valuation (losses) gains3	(20.7)	(55.8)	1.9
Other	(4.2)	38.8	(1.3)

Net realized investment gains (losses)	$453.8	$(347.8)	$(47.2)

1
Includes gains of $413.6 million and losses of $500.7 million, and $26.7 million on derivatives and embedded derivatives associated with living benefit contracts for the years ended December 31, 2009, 2008, and 2007, respectively.

2
Includes losses of $171.8 million and gains of $109.4 million on derivatives associated with death benefit contracts for the years ended December 31, 2009 and 2008, respectively. There were no material gains or losses on derivatives associated with death benefit contracts during 2007.

3	Includes valuation of trading securities, mark-to-market valuation of mortgage loans held for sale, and changes in the valuation allowance not related to specific mortgage loans on real estate.
Proceeds from the sale of securities available-for-sale during 2009, 2008 and 2007 were $4.21 billion, $4.31 billion and $4.98 billion, respectively. During 2009 and 2008, gross gains of $189.0 million and $35.7 million, respectively, and gross losses of $70.3 million and $25.3 million, respectively, were realized on those sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Other-Than-Temporary and Other Investment Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

(in millions)	Gross	Included in OCI	Net
2009:
Fixed maturity securities1	$906.8	$(417.5)	$489.3
Equity securities	7.1	—	7.1
Mortgage loans	71.8	—	71.8
Other	6.4	—	6.4

Total other-than-temporary impairment losses	$992.1	$(417.5)	$574.6

		2008	2007
Total Impairments:
Fixed maturity securities1		$1,052.2	$108.5
Equity securities		60.2	—
Mortgage loans		14.6	4.1
Other		3.7	5.1

Total other-than-temporary impairment losses		$1,130.7	$117.7

1
Declines in the creditworthiness of the issuer of hybrid securities with both debt and equity-like features requires the use of the equity model in analyzing the security for other-than-temporary impairment. For the year ended December 31, 2009, the Company recognized $167.6 million in other-than-temporary impairments related to these securities compared to $89.5 million and none for the years ended December 31, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the other-than-temporary-impairment losses on debt securities held as of December 31, 2009 that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

(in millions)
Cumulative credit loss as of January 1, 20091	$507.5
New credit losses	168.4
Incremental credit losses2	71.9

Subtotal	747.8
Less:
Losses related to securities included in the beginning balance sold or paid down during the period	(267.3)
Losses related to securities included in the beginning balance for which there was a change in intent3	(63.1)
Increases in cash flows expected to be collected for securities included in the beginning balance	—

Cumulative credit loss as of December 31, 20091	$417.4

1
The cumulative credit loss amount excludes other-than-temporary-impairment losses on securities held as of the periods indicated that the Company intends to sell or it is more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis.

2	On securities included in the beginning balance.

3
Securities for which a credit-related other-than-temporary impairment loss was previously recorded that the Company now intends to sell or is more likely than not it will be required to sell before recovery of the amortized cost basis and has transferred the non-credit portion of loss previously recorded in other comprehensive income to earnings during the period. Also includes hybrid securities that had previously been evaluated for other-than-temporary impairment based on the criteria as a debt security, but in the current period are evaluated as an equity security due to declines in the creditworthiness of the issuer.

(7)	Deferred Policy Acquisition Costs
During the fourth quarter of 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by the continued market recovery and favorable market performance compared to assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a increase in DAC and other related balances, including sales inducement assets, and an decrease in DAC amortization and other related balances of $218.5 million pre-tax in the Individual Investments segment. The Company used the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described below. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

During the second quarter of 2009, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves. The review covered all assumptions including mortality, lapses, expenses and general and separate account returns. As a result of this review, certain assumptions were unlocked (DAC unlock). The unlocked assumptions primarily related to lower expected investment spreads and separate account returns across all segments.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during 2009 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$191.9	$—	$—	$10.9	$202.8
Retirement Plans	(8.2)	—	—	—	(8.2)
Individual Protection	(43.9)	(13.2)	10.9	—	(46.2)

Total	$139.8	$(13.2)	$10.9	$10.9	$148.4

During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns. Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243.1 million pre-tax in the Individual Investments segment. The Company used the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described below. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177.2 million pre-tax in the Individual Investments segment.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked. The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2008 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$(429.1)	$(2.6)	$—	$(0.6)	$(432.3)
Retirement Plans	(2.3)	—	—	—	(2.3)
Individual Protection	(2.8)	7.5	3.2	—	7.9

Total	$(434.2)	$4.9	$3.2	$(0.6)	$(426.7)

During the second quarter of 2007, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review included all assumptions, including expected separate account investment returns during the three-year reversion period, lapse rates, mortality and expenses. The Company determined as part of this annual review that the overall separate account returns were expected to exceed previous estimates due to favorable financial market trends. Additionally, while the Company estimated that the overall profitability of its variable products had improved, it expected the long-term net growth in separate account investment performance to moderate.

Accordingly, the second quarter 2007 unlocking process included changes in several assumptions, including assumptions affecting net separate account investment performance. This unlocking resulted in a net increase in DAC and a benefit to DAC amortization and other related balances totaling $216.5 million pre-tax. First, the Company reset the anchor date for its reversion to the mean calculations, which increased the annual net separate account growth rate to 7% during the first three years of the projection period from 0% (which was the rate of return for the three-year reversion period required from the previous anchor date). Second, as a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company unlocked and reset its long-term assumption for net separate account growth rates to 7% from 8%. This decreased the net separate account growth rate by 1% to 7% for all years subsequent to the three-year reversion period. The combination of resetting these two factors resulted in a $161.9 million increase in DAC and benefit to DAC amortization and other related balances. The impact of changing the annual net separate account growth rate from 0% to 7% during the three-year reversion period had a much larger effect on the DAC balance when compared to the 1% incremental change in the long-term assumption for net separate account investment performance. The remainder of the increase in DAC and benefit to DAC amortization and other related balances resulting from the DAC unlocking process primarily was related to the recorded balance of individual variable annuity DAC falling outside the Company’s preset parameters for the prescribed period, which was driven by favorable market performance in excess of the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a $78.8 million increase in DAC and benefit to DAC amortization and other related balances. This was partially offset by a $24.2 million decrease in DAC and increase in DAC amortization and other related balances due to increasing estimated lapse rates for fixed annuity and BOLI products.

During the second quarter of 2007, the Company added a new feature to its existing GLWB rider, Lifetime Income (L.inc). This new feature resulted in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts. As a result, the Company eliminated existing DAC and other related balances resulting in a $135.0 million pre-tax charge.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of these assumptions during the second quarter of 2007 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$(208.9)	$—	$—	$12.5	$(196.4)
Retirement Plans	(10.5)	—	—	—	(10.5)
Individual Protection	(16.4)	5.1	1.7	—	(9.6)

Total	$(235.8)	$5.1	$1.7	$12.5	$(216.5)

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2009	2008
Balance at beginning of period	$4,523.8	$4,095.6
Capitalization of DAC	513.0	587.6
Amortization of DAC, excluding unlocks	(605.4)	(257.4)
Amortization of DAC, related to unlocks	139.8	(434.2)
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale and other	(588.1)	532.2

Balance at end of period	$3,983.1	$4,523.8

(8)	Value of Business Acquired and Other Intangible Assets
The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2009	2008
Balance at beginning of period	$334.0	$354.8
Amortization of VOBA	(49.4)	(31.4)
Net realized losses on investments	1.7	1.9
Other	—	0.5

Subtotal	286.3	325.8
Change in unrealized (loss) gain on available-for-sale securities	(9.4)	8.2

Balance at end of period	$276.9	$334.0

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $20.1 million, $22.4 million and $24.8 million during the years ended December 31, 2009, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes intangible assets as of December 31:

(in millions)	Initial useful life1	2009		2008
		Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Amortizing:
VOBA	28 years	$594.9	$318.0	$594.9	$270.5
Distribution forces	20 years	7.0	7.0	7.0	1.3

Total intangible assets		$601.9	$325.0	$601.9	$271.8

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors.
During the fourth quarter of 2009, the Company recorded a $5.4 million pre-tax impairment charge on intangible assets associated with the NFN retirement services distribution channel.

During 2009, the Company fully amortized intangible assets related to NLICA and NLACA state insurance licenses, which resulted in a $7.8 million pre-tax charge. The state insurance licenses had indefinite useful lives and were not previously amortized. Due to the merger with NLIC and NLAIC, respectively, on December 31, 2009, the NLICA and NLACA state insurance licenses are no longer required as the surviving entities have the required state insurance licenses to conduct business on existing NLICA and NLACA products. The Company will surrender the state insurance licenses back to each state. See Note 1 for a description of the merger transaction between these entities.

During 2008, the Company recorded a $19.7 million pre-tax impairment charge on career agency force and independent agency force intangible assets associated with its plan to exit the NFN professional consulting group sales channel and selling arrangement changes for the independent agency force.

The Company’s annual impairment testing performed as of June 30, did not result in material impairment losses on intangible assets during 2009, 2008 and 2007.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

(in millions)	VOBA
2010	$28.8
2011	24.2
2012	21.9
2013	19.4
2014	16.0

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(9)	Goodwill
The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Protection	Total
Balance as of December 31, 2007	$25.4	$174.4	$199.8
Adjustments	—	—	—

Balance as of December 31, 2008	25.4	174.4	199.8
Adjustments	—	—	—

Balance as of December 31, 2009	$25.4	$174.4	$199.8

The Company’s 2009 annual impairment testing did not result in any impairments on existing goodwill. As of the 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value. The goodwill balances as of 12/31/09 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(10)	Closed Block
The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2009	2008
Liabilities:
Future policyholder benefits	$1,818.0	$1,844.2
Policyholder funds and accumulated dividends	142.9	142.7
Policyholder dividends payable	28.7	31.7
Policyholder dividend obligation	48.7	(62.2)
Other policy obligations and liabilities	13.8	9.2

Total liabilities	2,052.1	1,965.6

Assets:
Fixed maturity securities available-for-sale, at estimated fair value	1,236.2	1,082.1
Mortgage loans on real estate	263.2	294.8
Policy loans	190.5	197.9
Other assets	135.4	152.3

Total assets	1,825.3	1,727.1

Excess of reported liabilities over assets	226.8	238.5

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities available-for-sale	90.8	(88.6)
Adjustment to policyholder dividend obligation	(90.8)	88.6

Total	—	—

Maximum future earnings to be recognized from assets and liabilities	$226.8	$238.5

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$1,236.2	$1,082.1
Amortized cost	1,252.6	1,157.0
Shadow policyholder dividend obligation	(16.4)	74.9

Net unrealized appreciation	$—	$—

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2009	2008	2007
Revenues:
Premiums	$89.6	$92.9	$95.7
Net investment income	105.6	108.9	102.5
Realized investment gains (losses)	1.8	(40.9)	(1.5)
Realized (losses) gains credited to to policyholder benefit obligation	(5.8)	36.9	(2.5)

Total revenues	191.2	197.8	194.2

Benefits and expenses:
Policy and contract benefits	132.9	131.1	136.4
Change in future policyholder benefits and interest credited to policyholder accounts	(24.4)	(17.4)	(19.3)
Policyholder dividends	59.2	62.9	61.1
Change in policyholder dividend obligation	4.4	2.6	(3.6)
Other expenses	1.1	1.2	1.2

Total benefits and expenses	173.2	180.4	175.8

Total revenues, net of benefits and expenses, before federal income tax expense	18.0	17.4	18.4
Federal income tax expense	6.3	6.1	6.4

Revenues, net of benefits and expenses and federal income tax expense	$11.7	$11.3	$12.0

Maximum future earnings from assets and liabilities:
Beginning of period	$238.5	$249.8	$261.8
Change during period	(11.7)	(11.3)	(12.0)

End of period	$226.8	$238.5	$249.8

Cumulative closed block earnings from inception through December 31, 2009 and 2008 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32.3 million and $12.7 million as of December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(11)	Variable Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) guaranteed minimum death benefits (GMDB); (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit: for certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s L.inc, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
In January 2009, the Company decided to simplify its living benefit guarantees and only offer L.inc on new sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables. The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (a contract may contain multiple guarantees):

	2009					2008
(in millions)	General account value	Separate account value	Total account value	Net amount at risk1	Wtd. avg. attained age	General account value	Separate account value	Total account value	Net amount at risk1	Wtd. avg. attained age
GMDB:
Return of premium	$728.8	$5,859.6	$6,588.4	$99.5	61	$912.1	$5,082.2	$5,994.3	$440.6	60
Reset	1,622.4	12,406.1	14,028.5	899.5	64	2,282.3	10,259.8	12,542.1	2,477.7	64
Ratchet	1,181.3	13,835.5	15,016.8	1,772.4	67	1,877.7	10,545.7	12,423.4	3,775.3	67
Rollup	41.8	258.7	300.5	17.7	73	48.5	241.9	290.4	25.9	72
Combo	229.1	1,577.3	1,806.4	325.6	69	306.0	1,398.1	1,704.1	621.2	69

Subtotal	3,803.4	33,937.2	37,740.6	3,114.7	65	5,426.6	27,527.7	32,954.3	7,340.7	65
Earnings enhancement	16.5	373.4	389.9	19.6	64	28.1	305.4	333.5	7.2	63

Total - GMDB	$3,819.9	$34,310.6	$38,130.5	$3,134.3	65	$5,454.7	$27,833.1	$33,287.8	$7,347.9	65

GMAB2:
5 Year	$383.0	$2,639.8	$3,022.8	$171.5	N/A	$607.0	$2,260.6	$2,867.6	$499.0	N/A
7 Year	393.6	2,151.9	2,545.5	180.4	N/A	451.6	1,814.3	2,265.9	482.9	N/A
10 Year	70.2	684.6	754.8	39.5	N/A	80.2	597.7	677.9	132.2	N/A

Total - GMAB	$846.8	$5,476.3	$6,323.1	$391.4	N/A	$1,138.8	$4,672.6	$5,811.4	$1,114.1	N/A

GMIB3:
Ratchet	$16.3	$242.0	$258.3	$0.3	N/A	$16.2	$228.5	$244.7	$5.6	N/A
Rollup	46.6	625.6	672.2	0.4	N/A	47.1	612.4	659.5	1.3	N/A
Combo	—	0.2	0.2	—	N/A	—	0.1	0.1	—	N/A

Total - GMIB	$62.9	$867.8	$930.7	$0.7	N/A	$63.3	$841.0	$904.3	$6.9	N/A

GLWB:
L.inc	$229.7	$7,056.7	$7,286.4	$67.3	N/A	$72.4	$3,248.4	$3,320.8	$571.5	N/A
Porfolio income insurance	—	20.7	20.7	—	N/A	—	—	—	—	N/A

Total - GLWB	$229.7	$7,077.4	$7,307.1	$67.3	N/A	$72.4	$3,248.4	$3,320.8	$571.5	N/A

1
Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $5.32 billion and $4.59 billion as of December 31, 2009 and 2008, respectively.

3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.
Net amount at risk is highly sensitive to changes in financial market movements. See Note 5, Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management, for a discussion of the Company’s risk management practices with respect to financial market exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2009	2008
Mutual funds:
Bond	$4,920.2	$4,370.3
Domestic equity	24,598.8	18,676.2
International equity	3,046.9	2,421.4

Total mutual funds	32,565.9	25,467.9
Money market funds	1,473.4	2,146.4

Total	$34,039.3	$27,614.3

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

(in millions)	2009	2008
Living benefit riders	$265.9	$1,698.0
GMDB	67.0	193.4
GMIB	3.1	5.5

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2009 and 2008, the net balance of the embedded derivatives for living benefits was a liability of $265.9 million and a liability of $1.70 billion, respectively. The GLWB component of living benefit riders was immaterial in 2009 and $699.9 million in 2008, respectively.

The Company’s incurred and paid amounts for living benefit features were immaterial for the years ended December 31, 2009 and 2008. The incurred and paid amounts were immaterial for 2008. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

During the year ended December 31, 2009, the Company recorded net realized investment gains on living benefit embedded derivatives and related economic hedging gains of $413.6 million. These gains were comprised of $1.50 billion of net realized investment gains on living benefit embedded derivatives and $1.08 billion of related economic hedging losses. The net realized investment gains on living benefit embedded derivatives primarily resulted from higher interest rates, lower volatility assumptions and an increase to the nonperformance component of the discount rate. The increase in net realized investment gains on embedded derivatives increased amortization of DAC by $389.6 million in 2009 compared to 2008, which is included in the Corporate and Other segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s incurred and paid amounts for GMDBs were $132.4 million for the year ended December 31, 2009 compared to $67.1 million for the year ended December 31, 2008.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2009 and 2008:

•
Data used was based on a combination of historical numbers and future projections generally involving 250 and 50 probabilistically generated economic scenarios as of December 31, 2009 and 2008, respectively

•	Mean gross equity performance – 10.4% and 8.1% as of December 31, 2009 and 2008, respectively

•	Equity volatility – 18.0% and 18.7% as of December 31, 2009 and 2008, respectively

•	Mortality – 91% of Annuity 2000 Basic table for males, 101% for females as of December 31, 2009; and 100% of Annuity 2000 tables as of December 31, 2008

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – approximately 7.0%
Lapse rate assumptions vary by duration as shown below:

December 31, 2009 Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.5%	3.0%	5.0%	6.0%	7.0%	7.0%	10.0%	10.0%
Maximum	3.5%	2.0%	4.0%	4.5%	35.0%	40.0%	18.5%	32.5%	32.5%	18.5%

December 31, 2008 Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.0%	3.0%	4.5%	6.0%	7.0%	7.0%	11.5%	11.5%
Maximum	1.5%	2.5%	4.0%	4.5%	40.0%	41.5%	21.5%	35.0%	35.0%	18.5%
The Company’s incurred and paid amounts for GMIBs were $7.2 million for the years ended December 31, 2009. The incurred and paid amounts were immaterial for 2008.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during the years ended December 31, 2009 and 2008.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes account balances of variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2009	2008
Mutual funds:
Bond	$452.8	$412.7
Domestic equity	2,996.3	2,459.5
International equity	416.9	334.6

Total mutual funds	3,866.0	3,206.8
Money market funds	257.0	295.0

Total	$4,123.0	$3,501.8

(12)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2009	2008
$800.0 million commercial paper program	$150.0	$149.9
$350.0 million securities lending program facility	—	99.8

Total short-term debt	$150.0	$249.7

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. London Interbank Offered Rate (LIBOR). On July 31, 2009, the Company paid down the $99.7 million principal balance on the securities lending program facility. The Company had no amounts outstanding under this agreement as of December 31, 2009 compared to $99.8 million as of December 31, 2008.

The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC with a maturity of May 13, 2010. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that NMIC maintain statutory surplus in excess of $5.30 billion, the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus in excess of $1.67 billion. A breach by any borrower of the financial covenants will impact the availability of the line for the other borrowers and may accelerate payment. NMIC had no amounts outstanding under this agreement as of December 31, 2009. NLIC also has an $800.0 million commercial paper program and rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. Therefore, availability under the aggregate $1.00 billion credit facility is reduced by the amount outstanding in excess of available cash and liquid assets. NLIC had $150.0 million of commercial paper outstanding at December 31, 2009 at a weighted average interest rate of 0.29% and $149.9 million outstanding at December 31, 2008 at a weighted average interest rate of 2.07%.

The Company paid interest on short-term debt totaling $1.3 million, $8.3 million, and $15.0 million in 2009, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(13)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2009	2008
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2009, 2008 and 2007. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

On September 30, 2009, the Company sold NLICA, a 5.75%, $200.0 million surplus note maturing on September 30, 2010. Due to the merger of NLICA with and into the Company on December 31, 2009, the note was redeemed, in whole, by the Company at a redemption price equal to 100% of the aggregate principal amount outstanding plus accrued interest.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(14)	Federal Income Taxes
Effective January 1, 2009, pursuant to the merger agreement dated August 6, 2008 whereby NMIC and its affiliates purchased all of the NFS common stock they did not already own, Nationwide Corporation will own more than 80% of the value of NFS, meeting the requirements for NFS to join the NMIC consolidated federal income tax return. However, the life insurance company subsidiaries will not be eligible to join the NMIC consolidated federal income tax return until 2014. NFS will file a one day life/non-life, federal income tax return (January 1, 2009) with all of its downstream subsidiaries.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31:

(in millions)	2009	2008
Deferred tax assets:
Future policy benefits and claims	$1,108.5	$955.6
Securities available-for-sale	—	809.2
Derivatives	62.6	229.7
Capital loss carryforward	102.8	—
Other	267.1	258.0

Gross deferred tax assets	1,541.0	2,252.5
Less valuation allowance	(23.7)	(23.7)

Deferred tax assets, net of valuation allowance	1,517.3	2,228.8

Deferred tax liabilities:
Deferred policy acquisition costs	(1,083.7)	(1,293.6)
Securities available-for-sale	(215.9)	—
Value of business acquired	(95.6)	(112.9)
Other	(96.9)	(168.3)

Gross deferred tax liabilities	(1,492.1)	(1,574.8)

Net deferred tax asset (liability)	$25.2	$654.0

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. Because it is more likely than not that certain deferred tax assets will not be realized, the Company established a valuation allowance of $23.7 million, $23.7 million and $23.7 million as of December 31, 2009, 2008 and 2007, respectively. No additional valuation allowances are required to be recognized as the Company has prudent and feasible tax planning strategies that would, if necessary, be implemented to utilize deferred tax assets.

The Company’s current federal income tax (liability) asset was $(108.5) million and $132.1 million as of December 31, 2009 and 2008, respectively.

Total federal income taxes (refunded) paid were $(59.0) million, $(40.9) million, and $117.9 million during the years ended December 31, 2009, 2008 and 2007, respectively.

As of December 31, 2009, the Company has $293.7 million of capital loss carryforwards that can carry forward for five tax years and are expected to be fully utilized. In addition, the Company has $6.7 million in low income housing credit carryforwards which can be carried forward for twenty years. The Company expects that they will be fully utilized. The Company has $22.7 million in Alternative Minimum Tax (AMT) credit carryforwards, which can be carried forward until utilized. The Company expects to fully realize the AMT credits in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) from continuing operations for the years ended December 31:

(in millions)	2009	2008	2007
Current	$165.0	$(130.8)	$108.0
Deferred	(117.1)	(403.0)	39.3

Federal income tax expense (benefit)	$47.9	$(533.8)	$147.3

Total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) from continuing operations before federal income tax expense (benefit) as follows for the years ended December 31:

	2009		2008		2007
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed tax expense (benefit)	$107.3	35.0	$(497.4)	35.0	$220.2	35.0
DRD	(56.1)	(18.3)	(42.1)	3.0	(67.5)	(10.7)
Impact of noncontrolling interest	18.3	6.0	25.3	(1.8)	17.8	2.8
Tax credits	(21.4)	(7.0)	(25.8)	1.8	(22.3)	(3.6)
Other, net	(0.2)	(0.1)	6.2	(0.4)	(0.9)	(0.1)

Total	$47.9	15.6	$(533.8)	37.6	$147.3	23.4

During 2009, the Company recorded $8.7 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns. These changes in estimates primarily were driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

During the third quarter of 2008, the Company refined its separate account DRD calculation and estimation process. As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14.3 million to a $4.4 million benefit. This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts. The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $11.9 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed. These changes in estimates primarily were driven by the Company’s separate account DRD.

During 2007, the Company recorded $7.6 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2009	2008
Balance at beginning of period	$44.0	$8.8
Additions for current year tax positions	36.8	37.7
Additions for prior years tax positions	14.9	0.3
Reductions for prior years tax positions	(1.1)	(2.8)

Balance at end of period	$94.6	$44.0

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2009, is $43.0 million.

The Company has included tax on permanent uncertain tax positions and interest and penalties on all uncertain tax positions in determining the potential impact on the effective tax rate above. An uncertain tax timing position may result in the acceleration of cash payments to the IRS, but will not impact the effective tax rate.

During the years ended December 31, 2009, and 2008, the Company incurred $0.2 million and $1.0 million in interest and penalties, respectively. The Company accrued $3.8 million and $2.2 million for the payment of interest and penalties at December 31, 2009 and 2008, respectively. Interest expense and any associated penalties are shown as income tax expense.

Management is not aware of any reasonable possibility of a significant increase or decrease to the total of the uncertain tax positions within the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS recently completed an audit of the Company’s tax years 2003 through 2005. The statute remains open for these years as the Company completes the appeals process. See “Tax Matters” in Note 18 for more information on the Company’s tax years 2003 through 2005 audit and the related appeals process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(15)	Shareholder’s Equity, Regulatory Risk-Based Capital, Statutory Results and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Statutory Results

The Company and its subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and differ from GAAP materially. The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis. The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its insurance subsidiary for the years ended December 31:

(in millions)	20091	2008	2007
Statutory net income (loss)
NLIC	$397.3	$(919.4)	$410.8
NLAIC	(61.1)	(90.3)	(4.0)

Statutory capital and surplus
NLIC	$3,129.6	$2,749.9	$2,599.9
NLAIC	213.5	122.6	256.6

1	Unaudited as of the date of this report.
On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity. In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity. See Note 2 (p) for details on the accounting treatment of this transaction.

NLIC received approval from the Ohio Department of Insurance (ODI) regarding the use of a permitted practice related to the statutory accounting provision for the admissibility of deferred tax assets as of December 31, 2008. The permitted practice modifies the practice prescribed by the NAIC by increasing the threshold for admissibility of deferred tax assets from 10% to 15% of statutory capital and surplus. The permitted practice resulted in an increase of NLIC’s estimated statutory surplus of $68.9 million as of December 31, 2008. The permitted practice had no impact on NLIC’s statutory net income. The benefits of this permitted practice was not considered by the Company when determining capital and surplus available for dividends during 2009.

In 2009, the NAIC adopted Statement of Statutory Accounting Principles No. 10R, Income Tax Revised – a temporary replacement of SSAP 10, which is similar to the ODI permitted practice adopted in 2008 with the exception of limiting capital and surplus available for dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. NLIC’s statutory capital and surplus as of December 31, 2009 was $3.13 billion, and statutory net income for the year ended December 31, 2009 was $397.3 million. During the year ended December 31, 2009, NLIC did not pay any dividends to NFS during 2009. As of January 1, 2010, NLIC has the ability to pay dividends to NFS totaling $397.3 million upon providing prior notice to the ODI.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Comprehensive Gain (Loss)

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive gain (loss), before and after federal income tax expense (benefit), for the years ended December 31:

(in millions)	2009	2008	2007
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustments	$2,373.9	$(3,827.8)	$(273.1)
Net non-credit gains	38.4	—	—
Net adjustment to DAC	(584.9)	528.8	3.8
Net adjustment to VOBA	(9.4)	8.2	8.0
Net adjustment to future policy benefits and claims	(27.4)	127.8	5.9
Net adjustment to policyholder dividend obligation	(91.3)	88.7	2.2
Related federal income tax (expense) benefit	(594.8)	1,076.1	88.6

Net unrealized gains (losses)	1,104.5	(1,998.2)	(164.6)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net realized losses	388.2	1,102.1	105.0
Related federal income tax benefit	(135.9)	(385.7)	(36.8)

Net reclassification adjustment	252.3	716.4	68.2

Other comprehensive gain (loss) on securities available-for-sale	1,356.8	(1,281.8)	(96.4)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(4.1)	16.5	(17.2)
Related federal income tax benefit (expense)	1.5	(5.8)	6.0

Other comprehensive (loss) income on cash flow hedges	(2.6)	10.7	(11.2)

Other unrealized (losses) gains:
Net unrealized (losses) gains	(13.5)	7.4	(7.4)
Related federal income tax benefit (expense)	4.7	(2.5)	2.7

Other net unrealized (losses) gains	(8.8)	4.9	(4.7)

Unrecognized amounts on pension plans:
Net unrecognized amounts	—	(12.3)	1.0
Related federal income tax benefit (expense)	—	4.3	(0.4)

Other comprehensive (loss) income on unrecognized pension amounts	—	(8.0)	0.6

Total other comprehensive income (loss)	$1,345.4	$(1,274.2)	$(111.7)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The adjustments to DAC and VOBA represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities resulted in a cumulative-effect adjustment of $235.0 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2009, 2008 and 2007.

(16)	Employee Benefit Plans
The Company, excluding certain affiliated companies, participates in a qualified defined benefit pension plan (the Nationwide Retirement Plan or the NRP), several non-qualified defined benefit supplemental executive retirement plans, postretirement benefit plans (life and health care), and the Nationwide Savings Plan 401(k), all sponsored by NMIC. Effective January 30, 2008, NMIC merged the Nationwide Life Insurance Company of America (NLICA) Retirement Plan into the NRP.

The NRP covers all employees of participating employers who have completed at least one year of service and who are at least 21 years of age. Plan assets are invested in a third-party trust and group annuity contracts issued by NLIC. All participants are eligible for benefits based on an account balance formula. However, participants hired prior to 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature.

Effective January 1, 2010, NMIC amended the NRP to eliminate the company-paid early retirement enhancement (an additional benefit for associates retiring between ages 55 and 65), which is part of the FAP formula and to stop pay credits under the account balance formula for participants eligible for the account balance formula. An affected associate’s benefits, however, will not be less than the NRP benefit he or she accrued as of December 31, 2009, under the greater of the FAP formula or the account balance formula.

The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. In addition, separate non-qualified defined benefit pension plans sponsored by NMIC cover certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $11.0 million, $4.6 million, and $11.8 million for the years ended December 31, 2009, 2008 and 2007, respectively. The 2008 expense includes a gain of $5.4 million due to the merger of the NLICA Retirement Plan into the NRP.

See Note 17 for more information on group annuity contracts issued by the Company for various employee benefit plans sponsored by NMIC or its affiliates.

In addition to the NRP, the Company and certain affiliated companies participate in life and health care benefit plans sponsored by NMIC for qualifying retirees. Contributory post-retirement life and health care benefits are generally available to associates, hired prior to and continuously employed since June 1, 2000, for health care benefits, and prior to December 31, 1994, for life benefits, who have attained age 55, and have accumulated 15 years of service with the Company. The associate subsidy for the post-retirement death benefit was capped beginning in 2007. Employer subsidies for retiree life insurance ended as of December 31, 2008. No future employer contributions are anticipated for retiree life insurance and settlement accounting was applied during 2008. Post-retirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and co-insurance. In addition, there are caps on the Company’s contribution to the cost of the post-retirement health care benefits. The Company does not receive a Medicare Part D subsidy from the government. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested in a group annuity contract issued by NLIC and a third-party trust.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On September 3, 2009, NMIC announced changes to the post-retirement health care benefits available under the health care defined benefit plans. On December 31, 2009, each eligible associate’s current cost-sharing percentage was fixed and, following this date, Company contributions towards the cost of post-retirement health care coverage for eligible associates will be based only on service through December 31, 2009. This modification does not impact former associates receiving Nationwide-sponsored retiree health care benefits prior to January 1, 2010. Additionally, effective January 1, 2010, all associates not considered to be highly compensated employees, as defined by IRC 414, became eligible to receive an annual retiree health care credit up to a maximum of $1,000 per year, not to exceed a maximum lifetime benefit amount of $25,000, which includes any years of cost-sharing service earned by December 31, 2009. The credit is equal to one-third of otherwise unmatched Health Savings Account contributions and/or Nationwide Savings Plan (NSP) 401(a) contributions. No contributions will be made by NMIC if the associate does not make eligible contributions.

The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2009, 2008 and 2007.

Defined Contribution Plans

NMIC sponsors the NSP, a defined contribution retirement savings plan (a 401(k) plan) covering substantially all of the Company’s associates. Associates may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. In addition, NMIC sponsors the NLICA Producer’s Pension Plan, a defined contribution money purchase plan, covering statutory employees of NLICA. However, this plan has no active participants, and is in the process of being terminated. The Company’s expense for contributions to these plans was $8.7 million, $6.1 million, and $8.0 million for the years ended December 31, 2009, 2008 and 2007, respectively.

(17)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2009, 2008 and 2007, the Company made payments to NMIC and NSC totaling $233.1 million, $285.2 million, and $287.1 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.10 billion and $2.96 billion as of December 31, 2009 and 2008, respectively. Total revenues from these contracts were $143.1 million, $137.9 million and $132.3 million for the years ended December 31, 2009, 2008 and 2007, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $115.7 million, $115.6 million, and $110.1 million for the years ended December 31, 2009, 2008 and 2007, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2009, 2008 and 2007, the Company made lease payments to NMIC of $23.8 million, $21.5 million, and $23.0 million, respectively. In addition, the Company leases office space to an affiliate of NMIC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2009, 2008 and 2007 were $176.8 million, $202.3 million, and $317.6 million, respectively, while benefits, claims and expenses ceded during these years were $196.2 million, $218.9 million, and $348.1 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2009 and 2008, customer allocations to NFG funds totaled $23.73 billion and $18.08 billion, respectively. For the years ended December 31, 2009, 2008, and 2007, NFG paid the Company $78.8 million, $76.7 million, and $79.6 million, respectively, for the distribution and servicing of these funds.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2009 and 2008, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2009, the Company had no outstanding borrowings at any given time. During 2008 and 2007, the most the Company had outstanding at any given time was $151.6 million and $178.2 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $918.7 million and $2.58 billion as of December 31, 2009 and 2008, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2009, 2008 and 2007 were $48.3 million, $52.7 million, and $59.5 million, respectively.

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $11.2 million, $11.0 million, and $9.4 million for the years ended December 31, 2009, 2008 and 2007, respectively.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25.0 million of the affiliate’s 5.6% senior notes due November 16, 2016. The notes are secured by certain pledged mortgage servicing rights. The note is payable in seven equal principal installments of $3.8 million, which begin November 6, 2010. Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 14. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments to (from) NMIC were $4.0 million and ($22.5) million during the years ended December 31, 2009 and 2008, respectively. These payments related to tax years prior to deconsolidation. There were no payments during 2007.

During 2009, NLIC received a $20.0 million capital contribution from NFS.

During 2009, NLIC did not pay dividends to NFS. In 2008 and 2007, NLIC paid dividends to NFS totaling $460.5 million, and $612.5 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

During 2009, the Company sold, at fair value, commercial mortgage loans with a carrying value of $273.2 million to Nationwide Mutual Insurance Company (NMIC). The sale resulted in a net realized loss of $33.5 million to the Company.

During 2009, the Company sold private equity investments to NMIC for $61.0 million, including the one private equity investment that is considered a VIE (See Note 20). The private equity investments were carried and sold at fair value. No gain or loss was recognized on the sale.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(18)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker-dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

On September 10, 2009, NRS was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z. On January 22, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On February 5, 2010, the Company filed a motion to dismiss, or in the alternative, a motion to stay the amended complaint. On February 9, 2010, the individual defendants filed a motion to dismiss the amended complaint. On December 13, 2009, the plaintiff filed a motion to consolidate this case with Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association. The Company continues to defend this case vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, NRS and NLIC were named in an Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin, Steven E. Coker, Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO directors, officers and board members. The class period is from November 20, 2001 to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 16, 2008, the Companies filed their Answer. On April 28, 2009, the court entered an order denying the plaintiffs’ motion for preliminary injunction. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On July 10, 2009, the Court of Appeals heard oral argument. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff sought to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleged that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint sought an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On February 3, 2010, the Sixth Circuit Court of Appeals affirmed the District Court’s dismissal of this case. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs’ sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participant’s had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”. Also on November 6, 2009, the Court denied plaintiffs’ motion to strike NFS and NLIC’s counterclaim for breach of fiduciary duty against the Trustees, in the event NFS and NLIC are held to be a fiduciary at trial, and granted H. Grady Chandler’s motion to intervene. On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court’s order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the 6th Amended Complaint. On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with current accounting guidance, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account dividends received deduction (DRD) is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

The IRS recently completed an audit of the Company’s tax years 2003 through 2005. As a result of this audit, the Company received a Revenue Agent’s Report (RAR) and 30-Day Letter (requiring payment of additional tax due or the preparation of protest to start the appeals process) from the IRS in July 2009. The RAR includes an adjustment to reduce the Company’s DRD for the above tax years resulting in additional tax due of $151.0 million. The Company is currently at appeals on this issue and believes that it will ultimately prevail based on technical merits.

(19)	Guarantees
Since 2002, the Company has sold $696.1 million of credit enhanced equity interests in LIHTC Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 7.75% over periods ending between 2002 and 2025. As of December 31, 2009 and 2008, the Company held guarantee reserves totaling $5.5 million and $5.1 million, respectively, on these transactions. These guarantees are in effect for periods of approximately 15 years each. The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $985.9 million. The Company does not anticipate making any material payments related to these guarantees.

As of December 31, 2009, the Company did not hold any stabilization reserves as collateral for certain properties owned by the LIHTC Funds, as the LIHTC Funds have met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2009, the stabilization reserve was not increased and the remainder of the stabilization reserve, $0.8 million, was released into income. In 2008, $0.8 million of the stabilization reserve was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(20)	Variable Interest Entities
In the normal course of business, the Company has relationships with variable interest entities (VIEs). The Company’s VIEs are conduits that assist the Company in structured products transactions involving the sale of LIHTC Funds to third party investors, other structured product issuances, and private equity investments.

The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE. There is a review of the entity’s contract and other deal related information, such as 1) the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) the extent to which, through the variable interest, the Company shares in the entity’s expected losses and residual returns.

The Company was not required to provide financial or other support outside previous contractual requirements to any VIE.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

LIHTC Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated by the funds (see Note 19). The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding noncontrolling interest in the accompanying consolidated financial statements.

The Company had relationships with 19 LIHTC Funds that are considered VIEs as of December 31, 2009 and December 31, 2008, where the Company was the primary beneficiary. Net assets of these consolidated VIEs were $350.6 million and $416.0 million as of December 31, 2009 and December 31, 2008, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2009	2008
Other long-term investments	$314.3	$371.1
Short-term investments	16.4	20.9
Other assets	33.8	41.6
Other liabilities	(13.9)	(17.6)
The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2009 and December 31, 2008 (except for the impact of guarantees disclosed in Note 19). Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market. The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests in other LIHTC Funds that qualify as VIEs where the Company is not the primary beneficiary. The carrying amount of these unconsolidated VIEs was $110.0 million and $156.3 million as of December 31, 2009 and 2008, respectively. The total exposure to loss on these unconsolidated VIEs was $122.9 million and $179.6 million as of December 31, 2009 and 2008, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Structured Products

The Company had a relationship with one structured product investment that is considered a VIE as of December 31, 2009 and December 31, 2008, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $9.2 million and $8.9 million as of December 31, 2009 and December 31, 2008, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

The Company was invested in 7 and 12 structured product investments that are considered VIEs as of December 31, 2009 and 2008, respectively, where the Company is not the primary beneficiary. These structured products are in the form of synthetic collateralized debt obligations and collateralized lease obligations. The carrying amount on these unconsolidated VIEs was $31.8 million and $17.8 million as of December 31, 2009 and 2008, respectively. The total exposure to loss on these unconsolidated VIEs is determined to be the carrying amount of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Private Equity Investments

The Company had a relationship with one private equity investment that is considered a VIE as of December 31, 2008, where the Company was the primary beneficiary. On September 30, 2009, NLIC sold this private equity investment, which had net assets of $14.1 million, to NMIC.

(21)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income from continuing operations before federal income taxes and discontinued operations to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the The BEST of AMERICA®, Nationwide DestinationSM, and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. Portfolio income insurance is a form of deferred annuity that provides the income protection features common to today’s variable annuities to owners of specific managed account investments whose assets are outside of the annuity product. The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2009
Revenues:
Policy charges	$521.9	$93.2	$633.7	$(3.7)	$1,245.1
Premiums	191.2	—	278.5	—	469.7
Net investment income	562.0	679.0	491.8	146.3	1,879.1
Non-operating net realized investment gains1	—	—	—	619.1	619.1
Other-than-temporary impairments losses	—	—	—	(574.6)	(574.6)
Other income2	(168.1)	0.1	0.2	(1.4)	(169.2)

Total revenues	1,107.0	772.3	1,404.2	185.7	3,469.2

Benefits and expenses:
Interest credited to policyholder accounts	393.6	432.5	200.8	73.2	1,100.1
Benefits and claims	247.3	—	537.8	27.0	812.1
Policyholder dividends	—	—	87.0	—	87.0
Amortization of DAC	(1.4)	44.5	158.1	264.4	465.6
Amortization of VOBA and other intangible assets	0.9	8.9	45.0	8.0	62.8
Interest expense	—	—	—	55.3	55.3
Other operating expenses	178.8	150.8	183.9	66.3	579.8

Total benefits and expenses	819.2	636.7	1,212.6	494.2	3,162.7

Income (loss) from continuing operations before federal income tax expense (benefit)	287.8	135.6	191.6	(308.5)	$306.5

Less: non-operating net realized investment gains1	—	—	—	(619.1)
Less: non-operating other-than-temporary impairment losses	—	—	—	574.6
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	296.5
Less: net loss attributable to noncontrolling interest	—	—	—	52.3

Pre-tax operating earnings (loss)	$287.8	$135.6	$191.6	$(4.2)

Assets as of year end	$48,890.6	$25,034.7	$22,115.1	$2,953.3	$98,993.7

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2008
Revenues:
Policy charges	$602.9	$119.9	$617.7	$—	$1,340.5
Premiums	120.2	—	273.9	—	394.1
Net investment income	530.4	650.7	485.8	197.8	1,864.7
Non-operating net realized investment losses1	—	—	—	(386.8)	(386.8)
Other-than-temporary impairments losses	—	—	—	(1,130.7)	(1,130.7)
Other income2	109.5	0.9	—	(75.6)	34.8

Total revenues	1,363.0	771.5	1,377.4	(1,395.3)	2,116.6

Benefits and expenses:
Interest credited to policyholder accounts	379.1	435.9	196.2	161.4	1,172.6
Benefits and claims	378.5	—	489.4	(11.8)	856.1
Policyholder dividends	—	—	93.1	—	93.1
Amortization of DAC	647.7	40.6	129.9	(126.6)	691.6
Amortization of VOBA and other intangible assets	7.8	1.3	22.1	(0.3)	30.9
Interest expense	—	—	—	61.8	61.8
Other operating expenses	189.9	152.3	191.7	97.7	631.6

Total benefits and expenses	1,603.0	630.1	1,122.4	182.2	3,537.7

(Loss) income from continuing operations before federal income tax expense	(240.0)	141.4	255.0	(1,577.5)	$(1,421.1)

Less: non-operating net realized investment losses1	—	—	—	386.8
Less: non-operating other-than-temporary impairment losses	—	—	—	1,130.7
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(139.2)
Less: net loss attributable to noncontrolling interest	—	—	—	72.3

Pre-tax operating (loss) earnings	$(240.0)	$141.4	$255.0	$(126.9)

Assets as of year end	$42,508.1	$22,497.8	$20,360.3	$6,437.4	$91,803.6

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$662.6	$147.3	$574.0	$—	$1,383.9
Premiums	133.3	—	273.7	—	407.0
Net investment income	642.9	655.0	471.2	423.1	2,192.2
Non-operating net realized investment losses1	—	—	—	(36.9)	(36.9)
Other-than-temporary impairments losses	—	—	—	(117.7)	(117.7)
Other income2	3.1	—	—	(4.5)	(1.4)

Total revenues	1,441.9	802.3	1,318.9	264.0	3,827.1

Benefits and expenses:
Interest credited to policyholder accounts	444.3	443.3	192.0	231.4	1,311.0
Benefits and claims	233.5	—	439.0	—	672.5
Policyholder dividends	—	—	83.1	—	83.1
Amortization of DAC	287.1	27.4	93.1	(25.5)	382.1
Amortization of VOBA and other intangible assets	5.3	2.5	40.5	0.2	48.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	194.8	179.9	187.2	68.9	630.8

Total benefits and expenses	1,165.0	653.1	1,034.9	345.0	3,198.0

Income (loss) from continuing operations before federal income tax expense	276.9	149.2	284.0	(81.0)	$629.1

Less: non-operating net realized investment losses1	—	—	—	36.9
Less: non-operating other-than-temporary impairment losses	—	—	—	117.7
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)
Less: net loss attributable to noncontrolling interest	—	—	—	50.9

Pre-tax operating earnings	$276.9	$149.2	$284.0	$99.0

Assets as of year end	$56,564.4	$27,963.2	$22,874.1	$10,222.0	$117,623.7

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I         Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2009 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$136.7	$151.1	$151.1
U.S. Government agencies	551.3	602.8	602.8
Obligations of states and political subdivisions	567.6	548.9	548.9
Foreign governments	69.9	75.1	75.1
Public utilities	2,487.3	2,598.6	2,598.6
All other corporate	21,290.3	20,773.2	20,773.2

Total fixed maturity securities available-for-sale	25,103.1	24,749.7	24,749.7

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	28.2	31.5	31.5
Industrial, miscellaneous and all other	1.1	1.9	1.9
Nonredeemable preferred stocks	19.5	19.2	19.2

Total equity securities available-for-sale	48.8	52.6	52.6

Mortgage loans on real estate, net	6,916.4		6,829.0	1
Real estate, net:
Investment properties	11.4		8.9	2

Total real estate, net	11.4		8.9

Policy loans	1,050.4		1,050.4
Other long-term investments	457.5		457.5
Short-term investments, including amounts managed by a related party	1,003.4		1,003.4

Total investments	$34,591.0		$34,151.5

1
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

2	Difference from Column B primarily results from adjustments for accumulated depreciation.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2009, 2008 and 2007 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums1	Other policy claims and benefits payable1	Premium revenue
2009
Individual Investments	$1,911.5	$10,870.4			$191.2
Retirement Plans	270.6	11,702.4			—
Individual Protection	1,770.0	8,745.3			278.5
Corporate and Other	31.0	1,831.3

Total	$3,983.1	$33,149.4			$469.7

2008
Individual Investments	$1,883.0	$12,476.8			$120.2
Retirement Plans	290.1	11,497.5			—
Individual Protection	1,734.8	8,350.6			273.9
Corporate and Other	615.9	3,389.6			—

Total	$4,523.8	$35,714.5			$394.1

2007
Individual Investments	$2,078.1	$11,316.4			$133.3
Retirement Plans	292.9	10,973.1			—
Individual Protection	1,637.6	8,191.7			273.7
Corporate and Other	87.0	4,973.4			—

Total	$4,095.6	$35,454.6			$407.0

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income2	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses2	Premiums written
2009
Individual Investments	$562.0	$640.9	$(1.4)	$179.7
Retirement Plans	679.0	432.5	44.5	159.7
Individual Protection	491.8	825.6	158.1	228.9
Corporate and Other	146.3	100.2	264.4	129.6

Total	$1,879.1	$1,999.2	$465.6	$697.9

2008
Individual Investments	$530.4	$757.6	$647.7	$197.7
Retirement Plans	650.7	435.9	40.6	153.6
Individual Protection	485.8	778.7	129.9	213.8
Corporate and Other	197.8	149.6	(126.6)	159.2

Total	$1,864.7	$2,121.8	$691.6	$724.3

2007
Individual Investments	$642.9	$677.8	$287.1	$200.1
Retirement Plans	655.0	443.3	27.4	182.4
Individual Protection	471.2	714.1	93.1	227.7
Corporate and Other	423.1	231.4	(25.5)	139.1

Total	$2,192.2	$2,066.6	$382.1	$749.3

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2009, 2008 and 2007 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2009
Life insurance in force	$208,484.5	$76,136.2	$8.2	$132,356.5	0.0%

Premiums:
Life insurance1	$549.9	$80.5	$0.3	$469.7	0.1%
Accident and health insurance	212.0	222.7	11.7	1.0	NM

Total	$761.9	$303.2	$12.0	$470.7	2.5%

2008
Life insurance in force	$208,071.0	$75,091.7	$12.3	$132,991.6	0.0%

Premiums:
Life insurance1	$476.8	$83.7	$1.0	$394.1	0.3%
Accident and health insurance	182.9	209.3	26.4	—	NM

Total	$659.7	$293.0	$27.4	$394.1	7.0%

2007
Life insurance in force	$200,600.5	$76,178.6	$14.0	$124,435.9	0.0%

Premiums:
Life insurance1	$497.5	$92.5	$2.0	$407.0	0.5%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$786.7	$409.3	$29.6	$407.0	7.3%

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2009, 2008 and 2007 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions1	Balance at end of period
2009
Valuation allowances - mortgage loans on real estate	$42.4	$84.8	$—	$49.8	$77.4

2008
Valuation allowances - mortgage loans on real estate	$24.8	$20.8	$—	$3.2	$42.4

2007
Valuation allowances - mortgage loans on real estate	$36.0	$1.1	$—	$12.3	$24.8

1	Amounts represent transfers to real estate owned, recoveries and sales to NMIC.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-9:

Report of Independent Public Accounting Firm

Statement of Assets, Liabilities and Contract
Owners ' Equity as of December 31, 2009 .

Statements of Operations for the year ended December 31, 2009 .

Statements of Changes in Contract Owners ' Equity for the years ended December 31, 2009 and 2008 .

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm

Consolidated Statements of  Income (Loss) for the
years ended December 31, 2009 , 2008 and 2007 .

Consolidated Balance Sheets as of December
31, 2009 and 2008 .

Consolidated Statements of Changes in Shareholder ' s
Equity as of December 31,
2009 , 2008 and 2007 .

Consolidated Statements of Cash Flows for
the years ended December 31, 2009 , 2008 and 2007 .

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24. (b) Exhibits

(1)
Resolution of the Depositor ' s Board of Directors authorizing the establishment of the Registrant Filed previously with the initial Registration Statement on May 13, 1998 and incorporated by reference (File No. 333-52579).

(2)	Not Applicable

(3)
Underwriting or Distribution of contracts between the Depositor and Principal Underwriter Filed previously with Post-Effective Amendment No. 5 on April 26, 2000 (File No. 333-52579) and hereby incorporated by reference.

(4)	The form of the variable annuity contract Filed previously with the initial Registration Statement on May 13, 1998 and incorporated by reference (File No. 333-52579).

(5)	Variable Annuity Application Filed previously with the initial Registration Statement on May 13, 1998 and incorporated by reference (File No. 333-52579).

(6)	Depositor's Certificate of Incorporation and By-Laws.

(a)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document " exhibit6a.htm " and hereby incorporated by reference.

(b)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document " exhibit6b.htm " and hereby incorporated by reference.

(c)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document " exhibit6c.htm " and hereby incorporated by reference.

(7)	Not Applicable

(8)	Form of Participation Agreements –

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document " aimfpa99h1.htm "

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document " amcentfpa99h2.htm "

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document " dreyfusfpa99h3.htm "

(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document " fedfpa99h4.htm "

(5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document " fidifpa99h5.htm "

(6)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document " frankfpa99h8.htm "

(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document " janusfpa99h9a.htm "

(8)	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002, under document " janusfpa99h9b.htm "

(9)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document " mfsfpa99h11.htm "

(10)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document " nwfpa99h12a.htm "

(11)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2006, as amended, under document " nwfpa99h12b.htm "

(12)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document " neuberfpa99h13.htm "

(13)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document " oppenfpa99h14.htm "

(14)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document " trowefpa99h15.htm "

(15)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document " univfpa99h16.htm "

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(1)
Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document " alliancebernsteinfpa.htm " .

(2)	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document " vaneckfpa.htm " .

(3)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document " wellsfargofpa.htm " .

The following Fund Participation Agreements were previously filed on April 22, 2008 with post-effective amendment number 21 of registration statement (033-60063) under Exhibit 24(b), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(1)	Fund Participation Agreement with Credit Suisse Asset Management, LLC, Provident Distributors, Inc. dated January 3, 2000, as document " creditsuissefpa.htm " .

The following Fund Participation Agreements were previously filed on April 30, 2008 with post-effective amendment number 42 of registration statement (333-59517) under Exhibit 24(b), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(1)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003, as document " jpmorganfpa.htm " .

(9)	Opinion of Counsel Filed previously with the initial Registration Statement on May 13, 1998 and incorporated by reference (File No. 333-52579).

(10)	Consent of Independent Registered Public Accounting Firm Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Chief Investment Officer	Gail G. Snyder
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Business Transformation Office	Gregory S. Moran
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO IT Infrastructure	Robert J. Dickson
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-PCIO Information Technology	Srinivas Koushik
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-CIO NF Systems	Susan Gueli
Senior Vice President, Chief Financial Officer – Property and Casualty	Michael P. Leach
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-President – NW Retirement Plans	Anne L. Arvia
Senior Vice President-President-Investment Management Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Marketing Services	Jennifer M. Hanley
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President-Property and Casualty/Farm Product Pricing	James R. Burke
Senior Vice President – Internal Audit	Kai V. Monahan
Senior Vice President	Matthew Jauchius
Vice President – Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Better Health, Inc. (fka Future Health Holding Company)	Maryland		The company provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers' and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment adviser to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.

Nationwide Better Health Holding Company (fka Nationwide Better Health, Inc.)	Ohio		The company provides health management services.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisers and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment adviser.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg
The exclusive purpose of the Company is to invest the funds available to it in transferable securities and other assets permitted by law with the aim of spreading investment risks and affording its shareholders the results of the management of its assets.

Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide International Underwriters	California		The company is a special risks, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Realty Services, Ltd.	Ohio		The company provides relocation services for associates.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a registered investment adviser.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Separate Accounts, LLC	Delaware		The company has deregistered as an investment adviser and acts as a holding company.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company's universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment adviser.
NWD MGT, LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers' compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies

*	Nationwide VLI Separate Account	Ohio	Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio	Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio	Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio	Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio	Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio	Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio	Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania	Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware	Issuer of Life Insurance Policies

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
NATIONWIDE INSURANCE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2% Fire–4.8% (See Page 2) OH
RETENTION ALTERNATIVES, LTD.
Common Stock:120,000Shares
Fire–100% BER
ALLIED GROUP, INC. (AGI)
Common Stock 850 Shares
Casualty–100% IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock:30,136 Shares
Casualty–100% OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock:100 Shares
Casualty-100% DE
ATLANTIC FLORIDIAN INSURANCE COMPANY
Common Stock:5,000 Shares
Casualty–100% OH
CRESTBROOK INSURANCE COMPANY
Common Stock:52,000 Shares
Casualty–100% OH
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
Casualty–100% WI
NCC OF AMERICA, LTD. (INACTIVE)
Common Stock:300,000Shares
NC–100% G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Common Stock:500,000Shares
Casualty–100% OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
Common Stock:949,992Shares
Casualty–100%
Other Capital:
Casualty–Pfd. IA
NATIONWIDE ASSURANCE COMPANY (ASSURANCE)
Common Stock:1,750 Shares
Casualty–100% WI
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock:20,000Shares
Casualty–100% OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock:28,000 Shares
Casualty–100% OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Common Stock:10,000Shares
Casualty–100% OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Common Stock:60,000Shares
Casualty–100% OH
SCOTTSDALE INDEMNITY COMPANY
Common Stock:50,000Shares
Casualty–100% OH
AMERICAN MARINE UNDERWRITERS, INC.
Common Stock: 20 Shares
Casualty–100% FL
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock:1,615 Shares
Casualty–100% OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III-100% OH
LONE STAR GENERAL AGENCY, INC.
Common Stock:1,000 Shares
Casualty–100% TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures:
Assurance
Lone Star TX
NATIONWIDE REALTY SERVICES, LTD.
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE ARENA LLC
Casualty–90% OH
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE MUTUAL CAPITAL 1, LLC (NMC)
Class A Units
Mutual Cap–99.85% DE
NMC CPC WT INVESTMENT, LLC
Class A Units
NMC - 100%
Class B Units
None
Class C Units
NMC 100% DE
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100% OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC–100% OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95%
NW Indemnity–5% OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty–100% OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100% OH
1492 CAPITAL, LLC (1492)
Casualty–100% OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492–22.7% FL
PURE RISK MANAGEMENT, LLC (PRM)
PUI–100% FL
PURE INSURANCE COMPANY
PUI–100% FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock:300,000Shares
AGI–100% IA
AMCO INSURANCE COMPANY (AMCO)
Common Stock:300,000 Shares
AGI–100% IA
ALLIED GENERAL AGENCY COMPANY
Common Stock:5,000 Shares
AMCO–100% IA
ALLIED TEXAS AGENCY, INC.
Common Stock:1,000 Shares
AMCO–100% TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock:300,000Shares
AGI–100% IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock:12,500 Shares
AGI–100% WI
PREMIER AGENCY, INC.
Common Stock:100,000Shares
AGI–100% IA
NATIONWIDE SALES SOLUTIONS, INC.
Common Stock:20,000 Shares
AGI-100% IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
Common Stock:333,837 Shares
AMCO –87.3%
Allied P&C–8.47%
Depositors –4.23% IA
AGMC REINSURANCE, LTD.
Common Stock:11,000 Shares
NAMC–100% T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock:10,000 Shares
SIC–100% AZ
WESTERN HERITAGE INSURANCE COMPANY
Common Stock:4,776,076Shares
SIC–100% AZ
FREEDOM SPECIALTY INSURANCE COMPANY
Common Stock:250,000 Shares
SIC–100% OH
VETERINARY PET INSURANCE CO. (VPI)
Common Stock:6,985,387Shares
SIC–100% CA
DVM INSURANCE AGENCY, INC.
VPI–100% CA
V.P.I. SERVICES INC.
VPI–100% CA
TITAN INDEMNITY COMPANY (TITAN)
Common Stock:4,319,951Shares
THI-100% TX
TITAN INSURANCE COMPANY (TITAN INSURANCE)
Common Stock:1,000,000Shares
Titan-100% MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
Common Stock:1,000 Shares
THI-100% TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
Whitehall-100% NM
WI OF FLORIDA, INC.
Common Stock: 100 Shares
Whitehall-100% FL
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
Common Stock: 1 Share
Whitehall-100% TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
Common Stock: 1,500 Shares
THI-100% OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
Common Stock: 1,500 Shares
Victoria Fire-100% IN
VICTORIA NATIONAL INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SELECT INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SPECIALTY INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company - - Dotted Line
March 31, 2010
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC. (NGH)
Common Stock: 1 Share
NW Corp.–100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.–100%
DE
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage – 99.99%
Corp. – .01%
G.B.
AUDENSTAR LIMITED (AL)
NWD Manage – 100%
G.B.
RIVERVIEW INTERNATIONAL GROUP, INC. (RIG)
NWD Manage – 79%
AL – 21%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage–100%
Preferred Stock: 500,000 Shares
NWD Manage–100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest –1%
Casualty–70%
Fire–10%
DE
NATIONWIDE SEPARATE ACCOUNTS, LLC
NSA–100%
DE
NATIONWIDE EMERGING MANAGERS, LLC (NEM)
NSA–100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA–100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI–100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV–99%
DE
NWD MGT LLC (NWDMGT)
NAMHI - 100%
DE
NATIONWIDE GLOBAL FUNDS
LUXEMBOURG SICAV
LUX
NATIONWIDE BETTER HEALTH HOLDING COMPANY (NBHH)
Common Stock: 100 Shares
NW Corp–100%
OH
NATIONWIDE BETTER HEALTH, INC.
NBHH–100%
MD
GATES, MCDONALD & COMPANY (GATES)
Common Stock: 254 Shares
NBHH –100%
OH
GATES MCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
NY
GATES MCDONALD HEALTH PLUS, INC.
Common Stock: 200 Shares
Gates–100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 91,778,717 Shares
NW Corp.–100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779 Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life -100%
OH
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life -100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
LIFE REO HOLDINGS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NF REINSURANCE, LTD
Common Stock: 250,000 Shares
NFS–100%
BER
NATIONWIDE FUND ADVISORS
Common Stock: 250,000 Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock: 1,000 Shares
NFS-100%
WI
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI–100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI–100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE SECURITIES, LLC
NFSDI - 100%
DE
1717 BROKERAGE SERVICES, INC. (BSI)
Common Stock: 1,000 Shares
NFSDI - 100%
PA

Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company - - Dotted Line

(Nationwide Corp. subsidiaries)

March 31, 2010

Page 2

Item 27.          Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified contracts as of February 1, 2010 was 5,182 and 13,419 respectively.

Item 28.          Indemnification

Provision is made in the Company's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)(1)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(a) (2)
Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

Nationwide Variable Account-9
Nationwide Variable Account-12
Nationwide VA Separate Account-D
Nationwide VL Separate Account-G
Nationwide VLI Separate Account-5
Nationwide VLI Separate Account-7

Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:

Waddell & Reed Advisors Funds
Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Continental Income Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Cash Management
Waddell & Reed Advisors Dividend Opportunities Fund
Waddell & Reed Advisors Energy Fund
Waddell & Reed Advisors Global Bond Fund
Waddell & Reed Government Securities Fund
Waddell & Reed Advisors High Income Fund
Waddell & Reed Advisors International Growth Fund
Waddell & Reed Advisors Municipal Bond Fund
Waddell & Reed Advisors Municipal High Income Fund
Waddell & Reed Advisors New Concepts Fund
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund
Waddell & Reed Advisors Tax-Managed Equity Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund
Waddell & Reed InvestEd Portfolios
Waddell & Reed InvestEd Balanced Portfolio
Waddell & Reed InvestEd Growth Portfolio
Waddell & Reed InvestEd Conservative Portfolio
Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy
Ivy Funds VIP Balanced
Ivy Funds VIP Bond
Ivy Funds VIP Core Equity
Ivy Funds VIP Dividend Opportunities
Ivy Funds VIP Energy
Ivy Funds VIP Global Natural Resources
Ivy Funds VIP Growth
Ivy Funds VIP High Income
Ivy Funds VIP International Growth
Ivy Funds VIP International Core Equity
Ivy Funds VIP Micro Cap Growth
Ivy Funds VIP Mid Cap Growth
Ivy Funds VIP Money Market
Ivy Funds VIP Pathfinder Aggressive
Ivy Funds VIP Pathfinder Conservative
Ivy Funds VIP Pathfinder Moderately Aggressive
Ivy Funds VIP Pathfinder Moderately Conservative
Ivy Funds VIP Pathfinder Moderate
Ivy Funds VIP Real Estate Securities
Ivy Funds VIP Science and Technology
Ivy Funds VIP Small Cap Growth
Ivy Funds VIP Small Cap Value
Ivy Funds VIP Value

(b)(1)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(b)(2)	Directors and officers of Waddell & Reed, Inc.:

Thomas W. Butch	Chairman of the Board, Director and President
Henry J. Hermann	Director
Steven E. Anderson	Senior Executive Vice President and National Sales Manager
Bradley D. Hofmeister	Executive Vice President
Daniel C. Schulte	Senior Vice President and General Counsel
Michael D. Strohm	Director, Chief Operat ing Officer and Chief Executive Officer
Terry L. Lister	Senior Vice President, Chief Regulatory Officer and Chief Compliance Officer
Mark A. Schieber	Senior Vice President and Controller
Wendy J. Hills	Senior Vice President and Secretary
Brent K. Bloss	Senior Vice President, Treasurer, Principal Accounting Officer, and Principal Financial Officer
Daniel P. Connealy	Director, Senior Vice President

The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202.  Waddell & Reed, Inc. was organized as a Delaware corporation in 1981 and has, through predecessor companies, offered financial products and services since 1937.

(c)(1)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

(c)(2)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Waddell & Reed, Inc.	N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215

Item 31.                 Management Services

Not Applicable

Item 32.                 Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the Contracts which are issued pursuant to Section 403(b) of the Code is issued by the Company through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 21st day of April , 20 10 .
NATIONWIDE VARIABLE ACCOUNT-9
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ TIMOTHY D. CRAWFORD
                                                     Timothy D. Crawford
                                                       Attorney-in-Fact

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 21st day of April , 20 10 .

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact